UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019—December 31, 2019

Item 1: Reports to Shareholders

Annual Report | December 31, 2019 Vanguard 500 Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

Performance Summary	5

Financial Statements	8

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 23, 2020

1

Your Fund’s Performance at a Glance

•   For the 12 months ended December 31, 2019, Vanguard 500 Index Fund returned 31.33% for Investor Shares and 31.46% for Admiral Shares, closely tracking its target index, the Standard & Poor’s 500 Index. The fund provides exposure to the stocks of the largest U.S. companies.

•   The broad U.S. stock market returned about 31%. Growth stocks outperformed value; large-capitalization stocks bested small- and mid-caps.

•   All 11 fund sectors posted double-digit returns. Information technology and financials were the best performers; energy posted the smallest return.

•   For the ten years ended December 31, 2019, the 500 Index Fund posted an average annual return of more than 13%, in line with its target index.

Market Barometer
		Average Annual Total Returns
	Periods Ended December 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	31.43%	15.05%	11.48%
Russell 2000 Index (Small-caps)	25.53	8.59	8.23
Russell 3000 Index (Broad U.S. market)	31.02	14.57	11.24
FTSE All-World ex US Index (International)	21.81	9.96	5.83

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	8.72%	4.03%	3.05%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	7.54	4.72	3.53
FTSE Three-Month U.S. Treasury Bill Index	2.25	1.65	1.04

CPI
Consumer Price Index	2.29%	2.10%	1.82%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•      Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•      Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended December 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	6/30/2019	12/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,108.53	$0.74
ETF Shares	1,000.00	1,109.13	0.16
Admiral™ Shares	1,000.00	1,109.09	0.21
Institutional Select Shares	1,000.00	1,109.22	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.50	$0.71
ETF Shares	1,000.00	1,025.05	0.15
Admiral Shares	1,000.00	1,025.00	0.20
Institutional Select Shares	1,000.00	1,025.16	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
500 Index Fund Investor Shares	31.33%	11.55%	13.40%	$35,166
S&P 500 Index	31.49	11.70	13.56	35,666
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/7/2010)	Investment
500 Index Fund ETF Shares Net Asset Value	31.46%	11.66%	14.68%	$35,820
500 Index Fund ETF Shares Market Price	31.47%	11.66%	14.68%	35,816
S&P 500 Index	31.49	11.70	14.72	35,929
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	14.46	35,193

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).

See Financial Highlights for dividend and capital gains information.

5

500 Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
500 Index Fund Admiral Shares	31.46%	11.66%	13.52%	$35,555
S&P 500 Index	31.49	11.70	13.56	35,666
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

		Since	Final Value
	One	Inception	of a $5,000,000,000
	Year	(6/24/2016)	Investment
500 Index Fund Institutional Select Shares	31.49%	16.31%	$8,509,172,500
S&P 500 Index	31.49	16.31	8,509,582,500
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	15.92	8,408,617,000

“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).

Cumulative Returns of ETF Shares: September 7, 2010, Through December 31, 2019

			Since
	One	Five	Inception
	Year	Years	(9/7/2010)
500 Index Fund ETF Shares Market Price	31.47%	73.56%	258.16%
500 Index Fund ETF Shares Net Asset Value	31.46	73.59	258.20
S&P 500 Index	31.49	73.86	259.29

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

6

500 Index Fund

Sector Diversification

As of December 31, 2019

Communication Services	10.4%
Consumer Discretionary	9.8
Consumer Staples	7.2
Energy	4.3
Financials	12.9
Health Care	14.2
Industrials	9.1
Information Technology	23.2
Materials	2.7
Real Estate	2.9
Utilities	3.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

7

500 Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Communication Services (10.4%)
*	Facebook Inc. Class A	48,078,340	9,868,079
*	Alphabet Inc. Class C	6,002,846	8,025,925
*	Alphabet Inc. Class A	5,954,681	7,975,640
	AT&T Inc.	145,944,171	5,703,498
	Walt Disney Co.	36,009,551	5,208,061
	Verizon Communications Inc.	82,627,245	5,073,313
	Comcast Corp. Class A	90,698,490	4,078,711
*	Netflix Inc.	8,755,704	2,833,083
*	Charter Communications Inc. Class A	3,132,400	1,519,465
	Activision Blizzard Inc.	15,349,099	912,043
*	Electronic Arts Inc.	5,833,495	627,159
*	Twitter Inc.	15,511,210	497,134
*	T-Mobile US Inc.	6,325,054	496,011
	ViacomCBS Inc. Class B	10,796,549	453,131
	Omnicom Group Inc.	4,349,920	352,431
*	Take-Two Interactive Software Inc.	2,260,550	276,759
	CenturyLink Inc.	19,596,460	258,869
	Fox Corp. Class A	6,956,001	257,859
*	Discovery Communications Inc.	6,697,848	204,217
*	Live Nation Entertainment Inc.	2,815,412	201,218
*	DISH Network Corp. Class A	5,118,903	181,568
	Interpublic Group of Cos. Inc.	7,753,427	179,104
	News Corp. Class A	10,224,394	144,573
	Fox Corp. Class B	3,374,370	122,827
*,^	Discovery Communications Inc. Class A	3,161,962	103,523
	News Corp. Class B	14,719	214
			55,554,415
Consumer Discretionary (9.7%)
*	Amazon.com Inc.	8,320,475	15,374,906
	Home Depot Inc.	21,793,574	4,759,281
	McDonald’s Corp.	15,045,702	2,973,181
	NIKE Inc. Class B	24,893,311	2,521,941
	Starbucks Corp.	23,594,837	2,074,458
	Lowe’s Cos. Inc.	15,313,181	1,833,906
*	Booking Holdings Inc.	836,237	1,717,405
	TJX Cos. Inc.	24,228,458	1,479,390
	Target Corp.	10,124,048	1,298,004
	General Motors Co.	25,121,208	919,436
	Ross Stores Inc.	7,227,513	841,427
	Marriott International Inc. Class A	5,421,346	820,954
	Dollar General Corp.	5,086,811	793,441
	Ford Motor Co.	77,800,367	723,543
*	O’Reilly Automotive Inc.	1,511,710	662,522
	VF Corp.	6,542,153	651,991
	Hilton Worldwide Holdings Inc.	5,637,338	625,237
	Yum! Brands Inc.	6,042,797	608,691
*	AutoZone Inc.	476,063	567,139
	eBay Inc.	15,278,590	551,710
	Aptiv plc	5,099,159	484,267
	Las Vegas Sands Corp.	6,753,588	466,268
	Royal Caribbean Cruises Ltd.	3,434,415	458,529
*	Dollar Tree Inc.	4,728,312	444,698
*	Chipotle Mexican Grill Inc. Class A	510,874	427,658
	Carnival Corp.	8,002,640	406,774
	Best Buy Co. Inc.	4,549,948	399,485
	DR Horton Inc.	6,697,316	353,283
	MGM Resorts International	10,288,041	342,283
	Lennar Corp. Class A	5,530,504	308,547
	Genuine Parts Co.	2,902,533	308,336
	Expedia Group Inc.	2,791,452	301,868
*	Ulta Beauty Inc.	1,141,735	289,019
	Tiffany & Co.	2,156,263	288,184
*	CarMax Inc.	3,284,497	287,952

8

500 Index Fund

			Market
			Value•
		Shares	($000)
	Garmin Ltd.	2,885,836	281,542
	Hasbro Inc.	2,541,734	268,432
	Wynn Resorts Ltd.	1,930,782	268,128
	Darden Restaurants Inc.	2,449,460	267,016
*	NVR Inc.	69,374	264,205
*	Norwegian Cruise Line Holdings Ltd.	4,248,928	248,180
	Advance Auto Parts Inc.	1,382,866	221,480
	Tractor Supply Co.	2,364,156	220,907
*	LKQ Corp.	6,119,519	218,467
	PulteGroup Inc.	5,086,438	197,354
	Whirlpool Corp.	1,262,505	186,257
	BorgWarner Inc.	4,123,225	178,865
*	Mohawk Industries Inc.	1,188,594	162,100
	Kohl’s Corp.	3,130,772	159,513
	PVH Corp.	1,482,806	155,917
	Tapestry Inc.	5,518,437	148,832
	Newell Brands Inc.	7,619,920	146,455
	Leggett & Platt Inc.	2,628,436	133,603
	Ralph Lauren Corp. Class A	994,878	116,620
*	Capri Holdings Ltd.	3,025,940	115,440
	Harley-Davidson Inc.	3,085,691	114,757
	Hanesbrands Inc.	7,217,491	107,180
^	Macy’s Inc.	6,167,042	104,840
	H&R Block Inc.	3,904,021	91,666
^	Nordstrom Inc.	2,140,062	87,593
	L Brands Inc.	4,634,924	83,985
*,^	Under Armour Inc. Class A	3,759,499	81,205
	Gap Inc.	4,246,698	75,082
*	Under Armour Inc. Class C	3,895,616	74,718
	Lennar Corp. Class B	76,975	3,441
	Wyndham Hotels & Resorts Inc.	216	14
			52,149,508
Consumer Staples (7.2%)
	Procter & Gamble Co.	49,822,758	6,222,862
	Coca-Cola Co.	77,038,774	4,264,096
	PepsiCo Inc.	27,859,199	3,807,517
	Walmart Inc.	28,341,236	3,368,072
	Philip Morris International Inc.	31,084,153	2,644,951
	Costco Wholesale Corp.	8,826,305	2,594,227
	Altria Group Inc.	37,322,494	1,862,766
	Mondelez International Inc. Class A	28,766,454	1,584,456
	Colgate-Palmolive Co.	17,122,147	1,178,689
	Kimberly-Clark Corp.	6,848,725	942,042
	Estee Lauder Cos. Inc. Class A	4,446,217	918,322
	Walgreens Boots Alliance Inc.	14,978,870	883,154
	Sysco Corp.	10,194,074	872,001
	General Mills Inc.	12,075,709	646,775
	Constellation Brands Inc. Class A	3,346,471	634,993
	Tyson Foods Inc. Class A	5,897,700	536,927
	Archer-Daniels-Midland Co.	11,122,109	515,510
*	Monster Beverage Corp.	7,627,279	484,714
	Kroger Co.	16,023,200	464,512
	Hershey Co.	2,963,280	435,543
	McCormick & Co. Inc.	2,468,920	419,050
	Kraft Heinz Co.	12,441,928	399,759
	Clorox Co.	2,508,094	385,093
	Church & Dwight Co. Inc.	4,902,615	344,850
	Kellogg Co.	4,974,490	344,036
	Conagra Brands Inc.	9,721,921	332,879
	Lamb Weston Holdings Inc.	2,917,104	250,958
	Hormel Foods Corp.	5,553,122	250,501
	Brown-Forman Corp. Class B	3,638,510	245,963
	JM Smucker Co.	2,277,688	237,176
	Molson Coors Brewing Co. Class B	3,750,677	202,161
	Campbell Soup Co.	3,377,907	166,936
	Coty Inc. Class A	5,917,659	66,574
		38,508,065
Energy (4.3%)
	Exxon Mobil Corp.	84,531,321	5,898,595
	Chevron Corp.	37,777,089	4,552,517
	ConocoPhillips	21,922,200	1,425,601
	Schlumberger Ltd.	27,655,010	1,111,731
	Phillips 66	8,877,794	989,075
	EOG Resources Inc.	11,623,086	973,550
	Kinder Morgan Inc.	38,915,707	823,845
	Marathon Petroleum Corp.	12,972,675	781,604
	Valero Energy Corp.	8,204,342	768,337
	Occidental Petroleum Corp.	17,847,170	735,482
	ONEOK Inc.	8,252,965	624,502
	Williams Cos. Inc.	24,214,885	574,377
	Pioneer Natural Resources Co.	3,309,436	500,949
	Halliburton Co.	17,534,720	429,075
	Concho Resources Inc.	4,016,132	351,693
	Hess Corp.	5,174,215	345,689

9

500 Index Fund

			Market
			Value•
		Shares	($000)
	Baker Hughes a GE Co. Class A	12,982,022	332,729
	Diamondback Energy Inc.	3,218,716	298,890
	Noble Energy Inc.	9,551,428	237,257
	Marathon Oil Corp.	15,987,997	217,117
	Devon Energy Corp.	7,726,798	200,665
	National Oilwell Varco Inc.	7,714,110	193,238
	Apache Corp.	7,507,518	192,117
	TechnipFMC plc	8,402,415	180,148
	HollyFrontier Corp.	2,968,914	150,554
	Cabot Oil & Gas Corp.	8,156,285	142,001
	Cimarex Energy Co.	2,035,871	106,863
	Helmerich & Payne Inc.	2,168,582	98,519
			23,236,720
Financials (12.9%)
	JPMorgan Chase & Co.	62,062,679	8,651,537
*	Berkshire Hathaway Inc. Class B	37,955,056	8,596,820
	Bank of America Corp.	161,738,061	5,696,415
	Wells Fargo & Co.	76,891,733	4,136,775
	Citigroup Inc.	43,617,178	3,484,576
	US Bancorp	28,395,124	1,683,547
	American Express Co.	13,405,212	1,668,815
	Truist Financial Corp.	26,792,412	1,508,949
	Goldman Sachs Group Inc.	6,366,570	1,463,865
	CME Group Inc.	7,159,516	1,437,058
	Chubb Ltd.	9,054,188	1,409,375
	PNC Financial Services Group Inc.	8,753,871	1,397,380
	S&P Global Inc.	4,882,724	1,333,228
	Morgan Stanley	24,575,939	1,256,322
	BlackRock Inc.	2,355,962	1,184,342
	Marsh & McLennan Cos. Inc.	10,082,238	1,123,262
	Charles Schwab Corp.	22,840,974	1,086,317
	Intercontinental Exchange Inc.	11,124,969	1,029,616
	Aon plc	4,677,547	974,286
	Capital One Financial Corp.	9,304,588	957,535
	American International Group Inc.	17,380,000	892,115
	Progressive Corp.	11,680,007	845,516
	Bank of New York Mellon Corp.	16,765,741	843,820
	MetLife Inc.	15,616,511	795,974
	Aflac Inc.	14,664,166	775,734
	Moody’s Corp.	3,243,782	770,106
	Prudential Financial Inc.	8,031,123	752,837
	Allstate Corp.	6,472,176	727,796
	Travelers Cos. Inc.	5,156,548	706,189
	State Street Corp.	7,264,697	574,638
	T. Rowe Price Group Inc.	4,668,492	568,809
	Discover Financial Services	6,263,015	531,229
	Willis Towers Watson plc	2,568,757	518,735
	Northern Trust Corp.	4,233,048	449,719
	M&T Bank Corp.	2,636,357	447,522
	Hartford Financial Services Group Inc.	7,200,813	437,593
	MSCI Inc. Class A	1,692,305	436,919
	Fifth Third Bancorp	14,178,584	435,850
	Synchrony Financial	11,878,359	427,740
	Ameriprise Financial Inc.	2,531,190	421,646
	KeyCorp	19,678,988	398,303
	Arthur J Gallagher & Co.	3,726,037	354,831
	Citizens Financial Group Inc.	8,684,917	352,695
	Regions Financial Corp.	19,271,032	330,691
	Cincinnati Financial Corp.	3,034,800	319,109
	Huntington Bancshares Inc.	20,630,469	311,107
	MarketAxess Holdings Inc.	757,412	287,142
	First Republic Bank	2,441,847	286,795
	Principal Financial Group Inc.	5,161,499	283,882
	Loews Corp.	5,108,266	268,133
	Cboe Global Markets Inc.	2,213,920	265,670
*	SVB Financial Group	1,029,946	258,558
*	Berkshire Hathaway Inc. Class A	750	254,693
	Nasdaq Inc.	2,293,641	245,649
	Lincoln National Corp.	3,960,887	233,732
	Everest Re Group Ltd.	814,256	225,419
	Raymond James Financial Inc.	2,465,641	220,576
	Globe Life Inc.	1,991,618	209,618
	Comerica Inc.	2,878,202	206,511
	E*TRADE Financial Corp.	4,514,247	204,811
	WR Berkley Corp.	2,900,796	200,445
	Zions Bancorp NA	3,408,403	176,964
	Assurant Inc.	1,157,279	151,696
	People’s United Financial Inc.	8,880,419	150,079

10

500 Index Fund

			Market
			Value•
		Shares	($000)
	Franklin Resources Inc.	5,577,285	144,898
	Invesco Ltd.	7,442,816	133,822
	Unum Group	4,124,785	120,279
			69,036,615
Health Care (14.2%)
	Johnson & Johnson	52,581,325	7,670,038
	UnitedHealth Group Inc.	18,928,043	5,564,466
	Merck & Co. Inc.	50,865,256	4,626,195
	Pfizer Inc.	110,564,218	4,331,906
	Abbott Laboratories	35,310,338	3,067,056
	Medtronic plc	26,779,041	3,038,082
	Bristol-Myers Squibb Co.	46,833,995	3,006,274
	Amgen Inc.	11,871,013	2,861,745
	AbbVie Inc.	29,544,830	2,615,899
	Thermo Fisher Scientific Inc.	8,011,402	2,602,664
	Eli Lilly & Co.	16,880,273	2,218,574
	Danaher Corp.	12,772,099	1,960,262
	CVS Health Corp.	25,991,686	1,930,922
	Gilead Sciences Inc.	25,275,873	1,642,426
	Anthem Inc.	5,065,863	1,530,043
	Cigna Corp.	7,460,533	1,525,604
	Becton Dickinson and Co.	5,403,543	1,469,602
*	Intuitive Surgical Inc.	2,309,077	1,365,011
	Stryker Corp.	6,432,906	1,350,524
	Zoetis Inc.	9,515,984	1,259,440
*	Boston Scientific Corp.	27,847,279	1,259,254
	Allergan plc	6,558,531	1,253,794
*	Vertex Pharmaceuticals Inc.	5,137,531	1,124,862
*	Biogen Inc.	3,605,004	1,069,713
*	Illumina Inc.	2,936,907	974,290
*	Edwards Lifesciences Corp.	4,167,023	972,125
	Humana Inc.	2,645,668	969,690
	Baxter International Inc.	10,200,448	852,961
	HCA Healthcare Inc.	5,285,536	781,255
	Zimmer Biomet Holdings Inc.	4,109,441	615,101
*	Regeneron Pharmaceuticals Inc.	1,596,013	599,271
*	IQVIA Holdings Inc.	3,605,520	557,089
	Agilent Technologies Inc.	6,183,456	527,511
*	Centene Corp.	8,267,118	519,754
	McKesson Corp.	3,600,007	497,953
*	Alexion Pharmaceuticals Inc.	4,421,189	478,152
	Cerner Corp.	6,275,615	460,567
*	IDEXX Laboratories Inc.	1,714,244	447,641
	ResMed Inc.	2,872,753	445,191
*	Align Technology Inc.	1,432,922	399,843
*	Mettler-Toledo International Inc.	486,531	385,955
	Teleflex Inc.	924,799	348,131
*	WellCare Health Plans Inc.	1,004,998	331,860
*	Laboratory Corp. of America Holdings	1,939,683	328,136
	Cooper Cos. Inc.	990,271	318,164
*	Incyte Corp.	3,571,271	311,843
*	Waters Corp.	1,287,014	300,711
	Cardinal Health Inc.	5,842,233	295,500
	Quest Diagnostics Inc.	2,690,484	287,317
*	Hologic Inc.	5,355,658	279,619
	STERIS plc	1,694,080	258,212
*	Varian Medical Systems Inc.	1,816,144	257,911
	AmerisourceBergen Corp. Class A	3,002,223	255,249
	Dentsply Sirona Inc.	4,441,560	251,348
	Universal Health Services Inc. Class B	1,603,935	230,101
	PerkinElmer Inc.	2,218,189	215,386
*	Mylan NV	10,305,163	207,134
*	Henry Schein Inc.	2,933,891	195,749
*	ABIOMED Inc.	902,102	153,890
	Perrigo Co. plc	2,721,525	140,594
*	DaVita Inc.	1,793,206	134,544
			75,930,104
Industrials (9.0%)
	Boeing Co.	10,681,679	3,479,664
	Honeywell International Inc.	14,275,312	2,526,730
	Union Pacific Corp.	13,869,409	2,507,450
	United Technologies Corp.	16,209,076	2,427,471
	3M Co.	11,488,640	2,026,826
	General Electric Co.	174,484,037	1,947,242
	Lockheed Martin Corp.	4,959,295	1,931,050
	United Parcel Service Inc. Class B	14,000,240	1,638,868
	Caterpillar Inc.	11,041,322	1,630,582
	Raytheon Co.	5,563,797	1,222,589
	CSX Corp.	15,536,769	1,124,241
	Deere & Co.	6,290,765	1,089,938
	Northrop Grumman Corp.	3,131,465	1,077,130
	Illinois Tool Works Inc.	5,843,308	1,049,633
	Norfolk Southern Corp.	5,209,593	1,011,338
	Emerson Electric Co.	12,169,626	928,056

11

500 Index Fund

			Market
			Value•
		Shares	($000)
	Waste Management Inc.	7,797,711	888,627
	L3Harris Technologies Inc.	4,416,749	873,942
	General Dynamics Corp.	4,681,935	825,659
	Eaton Corp. plc	8,258,981	782,291
	Roper Technologies Inc.	2,079,013	736,449
	FedEx Corp.	4,795,637	725,148
	Delta Air Lines Inc.	11,500,899	672,573
	Ingersoll-Rand plc	4,787,012	636,290
	Johnson Controls International plc	15,412,095	627,426
*	IHS Markit Ltd.	8,011,278	603,650
	TransDigm Group Inc.	995,033	557,219
	Cummins Inc.	3,060,943	547,786
	PACCAR Inc.	6,910,364	546,610
	Parker-Hannifin Corp.	2,566,741	528,287
	Southwest Airlines Co.	9,463,679	510,849
	Stanley Black & Decker Inc.	3,037,027	503,357
	Verisk Analytics Inc. Class A	3,273,636	488,885
	Rockwell Automation Inc.	2,308,488	467,861
	AMETEK Inc.	4,567,129	455,525
	Fortive Corp.	5,903,845	450,995
	Cintas Corp.	1,674,943	450,694
	Fastenal Co.	11,459,260	423,420
*	United Airlines Holdings Inc.	4,347,786	382,996
	Republic Services Inc. Class A	4,208,129	377,175
*	Copart Inc.	4,086,950	371,667
	Equifax Inc.	2,418,759	338,917
	Dover Corp.	2,902,337	334,523
	Kansas City Southern	1,979,664	303,205
	WW Grainger Inc.	871,473	295,011
	Xylem Inc.	3,596,676	283,382
	Wabtec Corp.	3,637,141	282,970
	Masco Corp.	5,675,017	272,344
	Expeditors International of Washington Inc.	3,404,026	265,582
	IDEX Corp.	1,519,007	261,269
*	United Rentals Inc.	1,500,976	250,318
	Jacobs Engineering Group Inc.	2,708,526	243,307
	Old Dominion Freight Line Inc.	1,275,201	242,008
	Arconic Inc.	7,735,544	238,023
	Allegion plc	1,857,338	231,313
	American Airlines Group Inc.	7,785,643	223,292
	CH Robinson Worldwide Inc.	2,701,293	211,241
	Huntington Ingalls Industries Inc.	816,616	204,873
	Textron Inc.	4,557,334	203,257
	JB Hunt Transport Services Inc.	1,703,718	198,960
	Snap-on Inc.	1,096,616	185,767
	Fortune Brands Home & Security Inc.	2,779,881	181,637
	Alaska Air Group Inc.	2,459,355	166,621
	Pentair plc	3,360,895	154,164
	Robert Half International Inc.	2,350,803	148,453
	Nielsen Holdings plc	7,114,778	144,430
	AO Smith Corp.	2,741,089	130,586
	Flowserve Corp.	2,612,667	130,032
	Quanta Services Inc.	2,842,593	115,722
	Rollins Inc.	2,811,003	93,213
			48,388,609
Information Technology (23.1%)
	Apple Inc.	83,444,529	24,503,486
	Microsoft Corp.	152,413,277	24,035,574
	Visa Inc. Class A	34,200,301	6,426,237
	Mastercard Inc. Class A	17,735,739	5,295,714
	Intel Corp.	86,907,357	5,201,405
	Cisco Systems Inc.	84,754,024	4,064,803
*	Adobe Inc.	9,671,459	3,189,744
*	salesforce.com Inc.	17,721,170	2,882,171
	NVIDIA Corp.	12,227,127	2,877,043
	Accenture plc Class A	12,687,899	2,671,691
*	PayPal Holdings Inc.	23,459,028	2,537,563
	Broadcom Inc.	7,925,106	2,504,492
	Texas Instruments Inc.	18,675,611	2,395,894
	International Business Machines Corp.	17,693,857	2,371,685
	Oracle Corp.	43,283,300	2,293,149
	QUALCOMM Inc.	22,812,588	2,012,755
	Fidelity National Information Services Inc.	12,279,088	1,707,898
	Automatic Data Processing Inc.	8,644,995	1,473,972
	Intuit Inc.	5,200,666	1,362,210
*	Fiserv Inc.	11,410,193	1,319,361
*	Micron Technology Inc.	22,117,778	1,189,494
	Applied Materials Inc.	18,455,662	1,126,534
	Global Payments Inc.	6,004,903	1,096,255
*	ServiceNow Inc.	3,768,063	1,063,800
*	Advanced Micro Devices Inc.	22,249,065	1,020,342
	Analog Devices Inc.	7,358,313	874,462
	Lam Research Corp.	2,898,547	847,535
*	Autodesk Inc.	4,396,027	806,495
	Cognizant Technology Solutions Corp. Class A	10,939,988	678,498

12

500 Index Fund

			Market
			Value•
		Shares	($000)
	Amphenol Corp. Class A	5,923,638	641,115
	TE Connectivity Ltd.	6,682,371	640,438
	HP Inc.	29,606,246	608,408
	KLA Corp.	3,152,695	561,716
	Motorola Solutions Inc.	3,422,977	551,578
	Paychex Inc.	6,365,206	541,424
	Microchip Technology Inc.	4,774,618	499,998
*	FleetCor Technologies Inc.	1,733,876	498,871
	Xilinx Inc.	5,024,074	491,204
	Corning Inc.	15,365,632	447,294
*	ANSYS Inc.	1,710,053	440,185
*	Synopsys Inc.	3,003,686	418,113
	Skyworks Solutions Inc.	3,404,009	411,477
	CDW Corp.	2,870,713	410,053
	Hewlett Packard Enterprise Co.	25,852,326	410,018
*	VeriSign Inc.	2,064,375	397,764
*	Cadence Design Systems Inc.	5,606,275	388,851
*	Keysight Technologies Inc.	3,747,660	384,622
	Western Digital Corp.	5,941,727	377,121
	Maxim Integrated Products Inc.	5,404,872	332,454
*	Fortinet Inc.	2,835,643	302,733
	NortonLifeLock Inc.	11,453,273	292,287
	NetApp Inc.	4,558,296	283,754
	Broadridge Financial Solutions Inc.	2,289,994	282,906
*	Akamai Technologies Inc.	3,227,625	278,802
*	Gartner Inc.	1,786,708	275,332
	Seagate Technology plc	4,617,385	274,734
	Citrix Systems Inc.	2,444,723	271,120
*	Qorvo Inc.	2,320,155	269,672
*	Zebra Technologies Corp.	1,043,893	266,652
	Leidos Holdings Inc.	2,657,780	260,170
	Western Union Co.	8,372,114	224,205
	Jack Henry & Associates Inc.	1,536,670	223,847
*	Arista Networks Inc.	1,083,298	220,343
	DXC Technology Co.	5,118,723	192,413
*	F5 Networks Inc.	1,215,415	169,733
	Juniper Networks Inc.	6,692,049	164,825
	FLIR Systems Inc.	2,681,924	139,648
	Xerox Holdings Corp.	3,717,299	137,057
*	IPG Photonics Corp.	709,401	102,806
	Alliance Data Systems Corp.	818,025	91,782
		124,007,787
Materials (2.6%)
	Linde plc	10,732,193	2,284,884
	Air Products & Chemicals Inc.	4,404,089	1,034,917
	Ecolab Inc.	5,010,193	966,917
	Sherwin-Williams Co.	1,641,341	957,788
	DuPont de Nemours Inc.	14,800,373	950,184
	Dow Inc.	14,812,942	810,712
	Newmont Goldcorp Corp.	16,379,559	711,692
	PPG Industries Inc.	4,724,444	630,666
	LyondellBasell Industries NV Class A	5,129,102	484,598
	Corteva Inc.	14,952,539	441,997
	Ball Corp.	6,536,521	422,717
	Vulcan Materials Co.	2,644,241	380,744
	Freeport-McMoRan Inc.	28,987,934	380,322
	International Paper Co.	7,834,677	360,787
	Amcor plc	32,371,641	350,909
	Martin Marietta Materials Inc.	1,248,642	349,170
	Nucor Corp.	6,057,644	340,924
	Celanese Corp. Class A	2,414,303	297,249
	International Flavors & Fragrances Inc.	2,132,448	275,128
	FMC Corp.	2,588,464	258,380
	Westrock Co.	5,150,677	221,016
	Avery Dennison Corp.	1,667,641	218,161
	Eastman Chemical Co.	2,715,169	215,204
	Packaging Corp. of America	1,890,482	211,715
	CF Industries Holdings Inc.	4,344,298	207,397
^	Albemarle Corp.	2,120,201	154,859
	Mosaic Co.	6,991,289	151,292
	Sealed Air Corp.	3,084,694	122,863
			14,193,192
Real Estate (2.9%)
	American Tower Corp.	8,849,378	2,033,764
	Crown Castle International Corp.	8,306,601	1,180,783
	Prologis Inc.	12,621,768	1,125,104
	Equinix Inc.	1,703,795	994,505
	Simon Property Group Inc.	6,130,473	913,195
	Public Storage	3,001,430	639,184
	Welltower Inc.	7,456,689	609,808
	AvalonBay Communities Inc.	2,790,462	585,160
	Equity Residential	6,974,235	564,355
	SBA Communications Corp. Class A	2,249,645	542,142

13

500 Index Fund

			Market
			Value•
		Shares	($000)
	Digital Realty Trust Inc.	4,170,091	499,327
	Realty Income Corp.	6,511,947	479,475
	Weyerhaeuser Co.	14,886,986	449,587
	Ventas Inc.	7,446,793	429,978
*	CBRE Group Inc. Class A	6,688,465	409,936
	Essex Property Trust Inc.	1,320,237	397,206
	Boston Properties Inc.	2,872,901	396,058
	Alexandria Real Estate Equities Inc.	2,300,505	371,716
	Healthpeak Properties Inc.	9,887,998	340,839
	Mid-America Apartment Communities Inc.	2,278,310	300,418
	UDR Inc.	5,852,630	273,318
	Extra Space Storage Inc.	2,586,601	273,197
	Host Hotels & Resorts Inc.	14,324,170	265,713
	Duke Realty Corp.	7,340,141	254,483
	Regency Centers Corp.	3,346,945	211,159
	Vornado Realty Trust	3,163,272	210,358
	Iron Mountain Inc.	5,741,884	182,994
	Federal Realty Investment Trust	1,404,328	180,779
	Kimco Realty Corp.	8,433,069	174,649
	Apartment Investment & Management Co.	2,976,720	153,748
	SL Green Realty Corp.	1,629,984	149,763
^	Macerich Co.	146,920	3,955
			15,596,656
Utilities (3.3%)
	NextEra Energy Inc.	9,765,090	2,364,714
	Dominion Energy Inc.	16,444,016	1,361,893
	Southern Co.	20,952,441	1,334,671
	Duke Energy Corp.	14,564,753	1,328,451
	American Electric Power Co. Inc.	9,868,559	932,678
	Exelon Corp.	19,421,334	885,419
	Sempra Energy	5,632,086	853,148
	Xcel Energy Inc.	10,477,119	665,192
	Consolidated Edison Inc.	6,641,553	600,861
	Public Service Enterprise Group Inc.	10,103,823	596,631
	WEC Energy Group Inc.	6,302,492	581,279
	Eversource Energy	6,468,691	550,292
	Edison International	7,164,459	540,272
	FirstEnergy Corp.	10,795,380	524,655
	PPL Corp.	14,445,396	518,301
	DTE Energy Co.	3,838,352	498,487
	Entergy Corp.	3,978,439	476,617
	American Water Works Co. Inc.	3,611,748	443,703
	Ameren Corp.	4,915,209	377,488
	CMS Energy Corp.	5,670,483	356,333
	Evergy Inc.	4,552,037	296,292
	CenterPoint Energy Inc.	10,031,489	273,559
	Atmos Energy Corp.	2,383,597	266,629
	AES Corp.	13,259,552	263,865
	Alliant Energy Corp.	4,799,853	262,648
	NiSource Inc.	7,458,485	207,644
	Pinnacle West Capital Corp.	2,247,652	202,131
	NRG Energy Inc.	5,029,915	199,939
			17,763,792
Total Common Stocks
(Cost $322,692,872)		534,365,463
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 1.816%	18,239,321	1,824,114

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill, 1.546%, 3/26/20	7,250	7,225
[4]	United States Treasury Bill, 1.566%–1.872%, 2/20/20	57,000	56,882
			64,107
Total Temporary Cash Investments
(Cost $1,888,118)			1,888,221
Total Investments (100.0%)
(Cost $324,580,990)		536,253,684

14

500 Index Fund

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	23,413
Receivables for Investment Securities Sold	6,070
Receivables for Accrued Income	544,728
Receivables for Capital Shares Issued	251,316
Variation Margin Receivable—Futures Contracts	4,564
Unrealized Appreciation—OTC Swap Contracts	7,787
Other Assets[4]	9,323
Total Other Assets	847,201
Liabilities
Payables for Investment Securities Purchased	(11,461)
Collateral for Securities on Loan	(229,321)
Payables for Capital Shares Redeemed	(464,823)
Payables to Vanguard	(83,071)
Variation Margin Payable—Futures Contracts	(144)
Other Liabilities	(6,528)
Total Liabilities	(795,348)
Net Assets (100%)	536,305,537

At December 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	327,610,953
Total Distributable Earnings (Loss)	208,694,584
Net Assets	536,305,537

Investor Shares—Net Assets
Applicable to 15,841,822 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,723,408
Net Asset Value Per Share—Investor Shares	$298.16

Amount
($000)
ETF Shares—Net Assets
Applicable to 441,837,585 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	130,728,195
Net Asset Value Per Share—ETF Shares	$295.87

Admiral Shares—Net Assets
Applicable to 1,072,043,990 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	319,624,070
Net Asset Value Per Share—Admiral Shares	$298.14

Institutional Select Shares—Net Assets
Applicable to 514,168,661 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	81,229,864
Net Asset Value Per Share—Institutional Select Shares	$157.98

•    See Note A in Notes to Financial Statements.

*    Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $222,259,000.

1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $229,321,000 was received for securities on loan.
4	Securities with a value of $64,098,000 and cash of $9,255,000 have been segregated as initial margin for open futures contracts.

OTC—Over-the-Counter.

15

500 Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index			March 2020	11,287	1,823,471	22,458

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
First Republic Bank	2/4/20	GSI	107,235	(2.375)	1,314	—
JPMorgan Chase & Co.	9/2/20	BOANA	79,056	(2.147)	4,452	—
Welltower Inc.	2/4/20	GSI	51,136	(1.745)	1,990	—
Assurant Inc.	2/4/20	GSI	7,173	(1.945)	31	—
					7,787	—

1   Payment received/paid monthly.

BOANA—Bank of America, N.A.

GSI—Goldman Sachs International.

At December 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $7,268,000 in connection with open over-the-counter swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

16

500 Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends	9,547,810
Interest[1]	37,487
Securities Lending—Net	7,853
Total Income	9,593,150
Expenses
The Vanguard Group—Note B
Investment Advisory Services	15,997
Management and Administrative—Investor Shares	19,995
Management and Administrative—ETF Shares	22,427
Management and Administrative—Admiral Shares	86,852
Management and Administrative—Institutional Select Shares	4,303
Marketing and Distribution—Investor Shares	1,392
Marketing and Distribution—ETF Shares	6,203
Marketing and Distribution—Admiral Shares	12,808
Marketing and Distribution—Institutional Select Shares	3
Custodian Fees	1,718
Auditing Fees	45
Shareholders’ Reports—Investor Shares	153
Shareholders’ Reports—ETF Shares	1,246
Shareholders’ Reports—Admiral Shares	1,295
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	233
Total Expenses	174,670
Net Investment Income	9,418,480
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	13,891,349
Futures Contracts	417,963
Swap Contracts	30,172
Realized Net Gain (Loss)	14,339,484
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	103,579,650
Futures Contracts	87,305
Swap Contracts	7,787
Change in Unrealized Appreciation (Depreciation)	103,674,742
Net Increase (Decrease) in Net Assets Resulting from Operations	127,432,706

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $35,313,000, ($11,000), and ($65,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $16,453,255,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

17

500 Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,418,480	8,659,224
Realized Net Gain (Loss)	14,339,484	14,303,086
Change in Unrealized Appreciation (Depreciation)	103,674,742	(43,378,031)
Net Increase (Decrease) in Net Assets Resulting from Operations	127,432,706	(20,415,721)
Distributions
Net Investment Income
Investor Shares	(286,989)	(474,872)
ETF Shares	(2,410,313)	(1,812,323)
Admiral Shares	(5,781,068)	(4,653,557)
Institutional Select Shares	(1,456,288)	(1,066,831)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(9,934,658)	(8,007,583)
Capital Share Transactions
Investor Shares	(23,241,118)	(3,019,824)
ETF Shares	12,478,774	14,094,239
Admiral Shares	21,177,087	10,715,967
Institutional Select Shares	7,685,397	15,905,665
Net Increase (Decrease) from Capital Share Transactions	18,100,140	37,696,047
Total Increase (Decrease)	135,598,188	9,272,743
Net Assets
Beginning of Period	400,707,349	391,434,606
End of Period	536,305,537	400,707,349

See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$231.44	$246.82	$206.57	$188.48	$189.89
Investment Operations
Net Investment Income	4.801[1]	4.896[1]	4.221[1]	3.997	3.775
Net Realized and Unrealized Gain (Loss) on Investments	67.211	(15.776)	40.205	18.069	(1.438)
Total from Investment Operations	72.012	(10.880)	44.426	22.066	2.337
Distributions
Dividends from Net Investment Income	(5.292)	(4.500)	(4.176)	(3.976)	(3.747)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.292)	(4.500)	(4.176)	(3.976)	(3.747)
Net Asset Value, End of Period	$298.16	$231.44	$246.82	$206.57	$188.48

Total Return[2]	31.33%	-4.52%	21.67%	11.82%	1.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,723	$23,162	$27,656	$26,652	$26,092
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.82%	1.95%	1.87%	2.05%	2.00%
Portfolio Turnover Rate[3]	4%	4%	3%	4%	3%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

500 Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$229.68	$244.94	$205.00	$187.05	$188.45
Investment Operations
Net Investment Income	5.298[1]	5.196[1]	4.434[1]	4.155	3.958
Net Realized and Unrealized Gain (Loss) on Investments	66.463	(15.719)	39.874	17.933	(1.427)
Total from Investment Operations	71.761	(10.523)	44.308	22.088	2.531
Distributions
Dividends from Net Investment Income	(5.571)	(4.737)	(4.368)	(4.138)	(3.931)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.571)	(4.737)	(4.368)	(4.138)	(3.931)
Net Asset Value, End of Period	$295.87	$229.68	$244.94	$205.00	$187.05

Total Return	31.46%	-4.42%	21.78%	11.93%	1.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$130,728	$90,639	$83,640	$56,648	$40,440
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.98%	2.06%	1.97%	2.15%	2.11%
Portfolio Turnover Rate[2]	4%	4%	3%	4%	3%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

500 Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$231.44	$246.82	$206.57	$188.48	$189.89
Investment Operations
Net Investment Income	5.319[1]	5.181[1]	4.458[1]	4.185	3.990
Net Realized and Unrealized Gain (Loss) on Investments	66.962	(15.808)	40.193	18.074	(1.439)
Total from Investment Operations	72.281	(10.627)	44.651	22.259	2.551
Distributions
Dividends from Net Investment Income	(5.581)	(4.753)	(4.401)	(4.169)	(3.961)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.581)	(4.753)	(4.401)	(4.169)	(3.961)
Net Asset Value, End of Period	$298.14	$231.44	$246.82	$206.57	$188.48

Total Return[2]	31.46%	-4.43%	21.79%	11.93%	1.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$319,624	$230,375	$235,232	$181,513	$152,740
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.97%	2.05%	1.97%	2.15%	2.11%
Portfolio Turnover Rate[3]	4%	4%	3%	4%	3%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Financial Highlights

Institutional Select Shares

				June 24,
				2016[1] to
For a Share Outstanding	Year Ended December 31,			Dec. 31,
Throughout Each Period	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$122.64	$130.79	$109.45	$99.57
Investment Operations
Net Investment Income	2.857[2]	2.808[2]	2.423[2]	1.200
Net Realized and Unrealized Gain (Loss) on Investments	35.484	(8.400)	21.283	9.859
Total from Investment Operations	38.341	(5.592)	23.706	11.059
Distributions
Dividends from Net Investment Income	(3.001)	(2.558)	(2.366)	(1.179)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(3.001)	(2.558)	(2.366)	(1.179)
Net Asset Value, End of Period	$157.98	$122.64	$130.79	$109.45

Total Return	31.49%	-4.40%	21.83%	11.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$81,230	$56,531	$44,907	$17,753
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	2.00%	2.08%	2.00%	2.26%[3]
Portfolio Turnover Rate[4]	4%	4%	3%	4%[5]

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

22

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

23

500 Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

24

500 Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

25

500 Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $23,413,000, representing less than 0.01% of the fund’s net assets and 9.36% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	534,365,463	—	—
Temporary Cash Investments	1,824,114	64,107	—
Futures Contracts—Assets[1]	4,564	—	—
Futures Contracts—Liabilities[1]	(144)	—	—
Swap Contracts—Assets	—	7,787	—
Total	536,193,997	71,894	—

1 Represents variation margin on the last day of the reporting period.

26

500 Index Fund

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	16,454,046
Total Distributable Earnings (Loss)	(16,454,046)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts; and swap agreements. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	149,566
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(3,054,001)
Net Unrealized Gains (Losses)	211,672,694

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	324,580,990
Gross Unrealized Appreciation	223,600,436
Gross Unrealized Depreciation	(11,927,742)
Net Unrealized Appreciation (Depreciation)	211,672,694

27

500 Index Fund

E. During the year ended December 31, 2019, the fund purchased $59,407,351,000 of investment securities and sold $41,055,575,000 of investment securities, other than temporary cash investments. Purchases and sales include $33,628,011,000 and $22,558,387,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,757,661	6,462	3,739,073	14,707
Issued in Lieu of Cash Distributions	270,808	1,013	444,813	1,788
Redeemed[1]	(25,269,587)	(91,711)	(7,203,710)	(28,466)
Net Increase (Decrease)—Investor Shares	(23,241,118)	(84,236)	(3,019,824)	(11,971)
ETF Shares
Issued	34,750,215	129,730	33,022,329	130,065
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(22,271,441)	(82,525)	(18,928,090)	(76,900)
Net Increase (Decrease)—ETF Shares	12,478,774	47,205	14,094,239	53,165
Admiral Shares
Issued[1]	52,184,098	192,239	40,632,052	160,485
Issued in Lieu of Cash Distributions	5,091,925	18,508	4,116,552	16,541
Redeemed	(36,098,936)	(134,111)	(34,032,637)	(134,667)
Net Increase (Decrease)—Admiral Shares	21,177,087	76,636	10,715,967	42,359
Institutional Select Shares
Issued	10,055,398	69,422	19,415,700	143,348
Issued in Lieu of Cash Distributions	1,456,288	9,987	1,066,831	8,093
Redeemed	(3,826,289)	(26,203)	(4,576,866)	(33,838)
Net Increase (Decrease)— Institutional Select Shares	7,685,397	53,206	15,905,665	117,603

1 In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 79,415,000 and 79,414,000 shares, respectively, in the amount of $21,905,116,000 from the conversion during the year ended December 31, 2019.

G. Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

28

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard 500 Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard 500 Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 13, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

29

Special 2019 tax information (unaudited) for Vanguard 500 Index Fund

This information for the fiscal year ended December 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $9,934,658,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 93.0% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

30

The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s®, and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard 500 Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard 500 Index Fund particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Vanguard 500 Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard 500 Index Fund or the timing of the issuance or sale of Vanguard 500 Index Fund or in the determination or calculation of the equation by which Vanguard 500 Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard 500 Index Fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD 500 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

31

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019– present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q400 022020

Annual Report | December 31, 2019 Vanguard U.S. Stock Index Funds Small-Capitalization Portfolios

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

Small-Cap Index Fund	6

Small-Cap Growth Index Fund	27

Small-Cap Value Index Fund	46

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 23, 2020

1

Your Fund’s Performance at a Glance

•   For the 12 months ended December 31, 2019, returns for Vanguard’s three small-capitalization U.S. index funds ranged from more than 22% for Vanguard Small-Cap Value Index Fund to more than 32% for Vanguard Small-Cap Growth Index Fund. Vanguard Small-Cap Index Fund, which contains both growth and value stocks, returned more than 27%. Each fund closely tracked its target index.

•   Growth stocks held up notably better than value stocks; large-capitalization stocks led mid- and small-caps.

•   By sector, financials contributed most to the Small-Cap Index and Value Index Funds’ results, while technology helped the Growth Index Fund most. For all three funds, telecommunications and oil and gas were the only detractors.

•   For the ten years ended December 31, 2019, the Small-Cap Index Fund posted an average annual return of nearly 13%; the Value Index Fund, an average annual return of almost 12%; and the Growth Index Fund, an average annual return of more than 13%.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	31.43%	15.05%	11.48%
Russell 2000 Index (Small-caps)	25.53	8.59	8.23
Russell 3000 Index (Broad U.S. market)	31.02	14.57	11.24
FTSE All-World ex US Index (International)	21.81	9.96	5.83

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	8.72%	4.03%	3.05%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	7.54	4.72	3.53
FTSE Three-Month U.S. Treasury Bill Index	2.25	1.65	1.04

CPI
Consumer Price Index	2.29%	2.10%	1.82%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended December 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2019	12/31/2019	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,064.97	$0.88
ETF Shares	1,000.00	1,065.70	0.26
Admiral™ Shares	1,000.00	1,065.73	0.26
Institutional Shares	1,000.00	1,065.78	0.21
Institutional Plus Shares	1,000.00	1,065.82	0.16
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,069.34	$0.99
ETF Shares	1,000.00	1,069.94	0.37
Admiral Shares	1,000.00	1,069.99	0.37
Institutional Shares	1,000.00	1,069.98	0.31
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,060.96	$0.99
ETF Shares	1,000.00	1,061.66	0.36
Admiral Shares	1,000.00	1,061.74	0.36
Institutional Shares	1,000.00	1,061.77	0.31

4

Six Months Ended December 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2019	12/31/2019	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,024.95	0.26
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Institutional Plus Shares	1,000.00	1,025.05	0.15
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.17% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Small-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares; and for the Small-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

5

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Index Fund Investor Shares	27.22%	8.75%	12.66%	$32,935
Spliced Small-Cap Index	27.35	8.86	12.78	33,280
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index through January 30, 2013; CRSP US Small Cap Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Index Fund ETF Shares Net Asset Value	27.37%	8.89%	12.81%	$33,370
Small-Cap Index Fund ETF Shares Market Price	27.44	8.88	12.82	33,397
Spliced Small-Cap Index	27.35	8.86	12.78	33,280
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

See Financial Highlights for dividend and capital gains information.

6

Small-Cap Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Index Fund Admiral Shares	27.37%	8.88%	12.81%	$33,365
Spliced Small-Cap Index	27.35	8.86	12.78	33,280
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Index Fund Institutional Shares	27.40%	8.90%	12.83%	$16,711,819
Spliced Small-Cap Index	27.35	8.86	12.78	16,640,073
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	17,625,579

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/17/2010)	Investment
Small-Cap Index Fund Institutional Plus Shares	27.40%	8.91%	11.33%	$263,719,440
Spliced Small-Cap Index	27.35	8.86	11.27	262,496,340
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.07	303,489,830

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

Cumulative Returns of ETF Shares: December 31, 2009, Through December 31, 2019
	One	Five	Ten
	Year	Years	Years
Small-Cap Index Fund ETF Shares Market Price	27.44%	53.04%	233.97%
Small-Cap Index Fund ETF Shares Net Asset Value	27.37	53.06	233.70
Spliced Small-Cap Index	27.35	52.89	232.80

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

7

Small-Cap Index Fund

Sector Diversification

As of December 31, 2019

Basic Materials	3.5%
Consumer Goods	7.1
Consumer Services	11.5
Financials	25.9
Health Care	12.4
Industrials	20.9
Oil & Gas	2.7
Other	0.0
Technology	12.4
Telecommunications	0.3
Utilities	3.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

8

Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Basic Materials
	RPM International Inc.	3,251,780	249,607	0.3%
	Basic Materials—Other †		3,150,676	3.2%
			3,400,283	3.5%
Consumer Goods
*	US Foods Holding Corp.	5,533,703	231,807	0.2%
	Consumer Goods—Other †		6,541,358	6.8%
			6,773,165	7.0%
Consumer Services
*	Trade Desk Inc. Class A	996,329	258,826	0.3%
*	Liberty Media Corp-Liberty Formula One	4,830,146	222,018	0.2%
*	Bright Horizons Family Solutions Inc.	1,450,894	218,055	0.2%
	Consumer Services—Other †		10,277,818	10.6%
			10,976,717	11.3%
Financials
	Equity LifeStyle Properties Inc.	4,340,510	305,528	0.3%
	Medical Properties Trust Inc.	12,971,191	273,822	0.3%
	Apollo Global Management LLC	5,011,819	239,114	0.3%
	Liberty Property Trust	3,972,378	238,541	0.3%
	Brown & Brown Inc.	6,030,100	238,068	0.3%
	Omega Healthcare Investors Inc.	5,496,315	232,769	0.2%
	National Retail Properties Inc.	4,324,456	231,877	0.2%
	Kilroy Realty Corp.	2,662,725	223,403	0.2%
	VICI Properties Inc.	8,608,470	219,946	0.2%
	Gaming and Leisure Properties Inc.	5,107,333	219,871	0.2%
	RenaissanceRe Holdings Ltd.	1,108,786	217,344	0.2%
	Financials—Other †		22,213,932	23.0%
			24,854,215	25.7%

9

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
	STERIS plc	2,119,010	322,979	0.3%
	West Pharmaceutical Services Inc.	1,849,278	278,002	0.3%
	PerkinElmer Inc.	2,779,106	269,851	0.3%
*	Insulet Corp.	1,546,899	264,829	0.3%
*	Neurocrine Biosciences Inc.	2,299,769	247,202	0.3%
*	Sarepta Therapeutics Inc.	1,769,259	228,305	0.2%
*	Molina Healthcare Inc.	1,567,641	212,713	0.2%
	Bio-Techne Corp.	951,288	208,817	0.2%
§	Health Care—Other †		9,849,653	10.2%
			11,882,351	12.3%
Industrials
*	Zebra Technologies Corp.	1,347,658	344,246	0.4%
	IDEX Corp.	1,906,211	327,868	0.4%
*	Teledyne Technologies Inc.	914,947	317,066	0.3%
	Allegion plc	2,328,901	290,041	0.3%
*	Fair Isaac Corp.	687,305	257,519	0.3%
	Booz Allen Hamilton Holding Corp. Class A	3,515,076	250,027	0.3%
	Carlisle Cos. Inc.	1,412,888	228,662	0.2%
*	WEX Inc.	1,077,530	225,699	0.2%
	Lennox International Inc.	913,464	222,858	0.2%
	Universal Display Corp.	1,062,814	219,014	0.2%
	Graco Inc.	4,159,282	216,283	0.2%
	Toro Co.	2,672,265	212,899	0.2%
	Nordson Corp.	1,287,856	209,714	0.2%
	Industrials—Other †		16,663,526	17.3%
			19,985,422	20.7%

Oil & Gas †			2,622,296	2.7%

§,1Other †			2,121	0.0%

Technology
	Leidos Holdings Inc.	3,550,127	347,522	0.4%
*	Tyler Technologies Inc.	978,375	293,532	0.3%
	Teradyne Inc.	4,206,983	286,874	0.3%
*	EPAM Systems Inc.	1,305,005	276,870	0.3%
*	DocuSign Inc. Class A	3,532,015	261,758	0.3%
*	ON Semiconductor Corp.	10,261,704	250,180	0.3%
*	Coupa Software Inc.	1,569,892	229,597	0.2%
*	Guidewire Software Inc.	2,081,176	228,451	0.2%
	Cypress Semiconductor Corp.	9,300,771	216,987	0.2%
*	Zendesk Inc.	2,811,353	215,434	0.2%
	Technology—Other †		9,258,364	9.6%
			11,865,569	12.3%

Telecommunications †			326,396	0.3%

Utilities
	Atmos Energy Corp.	2,987,680	334,202	0.4%
	Aqua America Inc.	5,424,275	254,615	0.3%

10

Small-Cap Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
UGI Corp.	5,200,382	234,849	0.2%
Utilities—Other †		2,340,215	2.4%
		3,163,881	3.3%
Total Common Stocks (Cost $72,730,861)		95,852,416	99.1%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	1.816%	25,231,738	2,523,426	2.6%

5U.S. Government and Agency Obligations †			33,613	0.0%
Total Temporary Cash Investments (Cost $2,556,776)			2,557,039	2.6%[2]
[6]Total Investments (Cost $75,287,637)			98,409,455	101.7%

	Amount
	($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	4,286
Receivables for Investment Securities Sold	82,434
Receivables for Accrued Income	132,536
Receivables for Capital Shares Issued	58,606
Variation Margin Receivable—Futures Contracts	1,146
Unrealized Appreciation—OTC Swap Contracts	3,694
Other Assets[4,5]	15,110
Total Other Assets	297,812	0.3%
Liabilities
Payables for Investment Securities Purchased	(6,466)
Collateral for Securities on Loan	(1,651,570)
Payables for Capital Shares Redeemed	(259,852)
Payables to Vanguard	(19,094)
Other Liabilities	(5,608)
Total Liabilities	(1,942,590)	(2.0%)
Net Assets	96,764,677	100.0%

At December 31, 2019, net assets consisted of:
		Amount
		($000)
Paid-in Capital		76,814,418
Total Distributable Earnings (Loss)		19,950,259
Net Assets		96,764,677

11

Small-Cap Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 9,496,906 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	753,617
Net Asset Value Per Share—Investor Shares	$79.35

ETF Shares—Net Assets
Applicable to 165,673,755 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,441,753
Net Asset Value Per Share—ETF Shares	$165.64

Admiral Shares—Net Assets
Applicable to 534,018,888 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,386,448
Net Asset Value Per Share—Admiral Shares	$79.37

Institutional Shares—Net Assets
Applicable to 218,427,513 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,336,565
Net Asset Value Per Share—Institutional Shares	$79.37

Institutional Plus Shares—Net Assets
Applicable to 38,614,833 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,846,294
Net Asset Value Per Share—Institutional Plus Shares	$229.09

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
§	Certain of the fund’s securities are valued by using significant unobservable inputs.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	“Other” represents securities that are not classified by the fund’s benchmark index.
2	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,651,570,000 was received for securities on loan, of which $1,636,764,000 is held in Vanguard Market Liquidity Fund and $14,806,000 is held in cash.
5	Securities with a value of $33,610,000 and cash of $303,000 have been segregated as initial margin for open futures contracts.
6	The total value of securities on loan is $1,582,087,000.
OTC—Over-the-Counter.

12

Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2020	5,850	488,651	5,767
E-mini S&P Mid-Cap 400 Index	March 2020	1,847	381,369	6,619
				12,386

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Assurant Inc.	2/4/20	GSI	6,521	(1.945)	28	—
VICI Properties Inc.	2/4/20	GSI	73,830	(1.745)	3,666	—
					3,694	—

1 Payment received/paid monthly.

GSI—Goldman Sachs International.

At December 31, 2019, a counterparty had deposited in a segregated account securities with a value of $2,786,000 in connection with open over-the-counter swap contracts. After December 31, 2019, the counterparty posted additional collateral of $1,061,000 in connection with open over-the-counter swap contracts as of December 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Small-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends	1,325,778
Interest[1]	19,680
Securities Lending—Net	49,080
Total Income	1,394,538
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,918
Management and Administrative—Investor Shares	3,530
Management and Administrative—ETF Shares	8,855
Management and Administrative—Admiral Shares	14,122
Management and Administrative—Institutional Shares	4,984
Management and Administrative—Institutional Plus Shares	1,872
Marketing and Distribution—Investor Shares	216
Marketing and Distribution—ETF Shares	1,220
Marketing and Distribution—Admiral Shares	2,196
Marketing and Distribution—Institutional Shares	553
Marketing and Distribution—Institutional Plus Shares	106
Custodian Fees	639
Auditing Fees	41
Shareholders’ Reports—Investor Shares	36
Shareholders’ Reports—ETF Shares	868
Shareholders’ Reports—Admiral Shares	373
Shareholders’ Reports—Institutional Shares	212
Shareholders’ Reports—Institutional Plus Shares	69
Trustees’ Fees and Expenses	47
Total Expenses	44,857
Net Investment Income	1,349,681
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	3,391,973
Futures Contracts	107,541
Swap Contracts	15,201
Realized Net Gain (Loss)	3,514,715
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	16,269,796
Futures Contracts	39,734
Swap Contracts	6,200
Change in Unrealized Appreciation (Depreciation)	16,315,730
Net Increase (Decrease) in Net Assets Resulting from Operations	21,180,126

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $18,782,000, $45,000, and $138,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $5,586,779,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,349,681	1,294,560
Realized Net Gain (Loss)	3,514,715	6,040,556
Change in Unrealized Appreciation (Depreciation)	16,315,730	(15,419,365)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,180,126	(8,084,249)
Distributions
Net Investment Income
Investor Shares	(25,052)	(53,605)
ETF Shares	(376,516)	(338,290)
Admiral Shares	(573,717)	(513,969)
Institutional Shares	(252,735)	(239,319)
Institutional Plus Shares	(127,673)	(138,982)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,355,693)	(1,284,165)
Capital Share Transactions
Investor Shares	(3,270,489)	(629,069)
ETF Shares	1,083,803	1,850,347
Admiral Shares	2,881,296	1,357,792
Institutional Shares	(806,199)	895,441
Institutional Plus Shares	(895,629)	(793,473)
Net Increase (Decrease) from Capital Share Transactions	(1,007,218)	2,681,038
Total Increase (Decrease)	18,817,215	(6,687,376)
Net Assets
Beginning of Period	77,947,462	84,634,838
End of Period	96,764,677	77,947,462

See accompanying Notes, which are an integral part of the Financial Statements.

15

Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$63.21	$70.76	$61.75	$53.03	$55.86
Investment Operations
Net Investment Income	.832[1]	.967[1]	.876[1]	.843	.727
Net Realized and Unrealized Gain (Loss) on Investments	16.319	(7.552)	9.011	8.734	(2.840)
Total from Investment Operations	17.151	(6.585)	9.887	9.577	(2.113)
Distributions
Dividends from Net Investment Income	(1.011)	(.965)	(.877)	(.857)	(.717)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.011)	(.965)	(.877)	(.857)	(.717)
Net Asset Value, End of Period	$79.35	$63.21	$70.76	$61.75	$53.03

Total Return[2]	27.22%	-9.43%	16.10%	18.17%	-3.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$754	$3,332	$4,345	$4,401	$4,058
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.18%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.14%	1.34%	1.36%	1.55%	1.33%
Portfolio Turnover Rate[3]	16%	15%	15%	14%	11%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$131.94	$147.71	$128.90	$110.71	$116.61
Investment Operations
Net Investment Income	2.298[1]	2.239[1]	2.037[1]	1.899	1.668
Net Realized and Unrealized Gain (Loss) on Investments	33.707	(15.808)	18.768	18.221	(5.931)
Total from Investment Operations	36.005	(13.569)	20.805	20.120	(4.263)
Distributions
Dividends from Net Investment Income	(2.305)	(2.201)	(1.995)	(1.930)	(1.637)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.305)	(2.201)	(1.995)	(1.930)	(1.637)
Net Asset Value, End of Period	$165.64	$131.94	$147.71	$128.90	$110.71

Total Return	27.37%	-9.30%	16.24%	18.31%	-3.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,442	$20,914	$21,605	$16,153	$11,478
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.46%	1.48%	1.67%	1.45%
Portfolio Turnover Rate[2]	16%	15%	15%	14%	11%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Small-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$63.23	$70.78	$61.77	$53.05	$55.87
Investment Operations
Net Investment Income	1.108[1]	1.067[1]	.970[1]	.910	.797
Net Realized and Unrealized Gain (Loss) on Investments	16.136	(7.563)	8.997	8.733	(2.833)
Total from Investment Operations	17.244	(6.496)	9.967	9.643	(2.036)
Distributions
Dividends from Net Investment Income	(1.104)	(1.054)	(.957)	(.923)	(.784)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.104)	(1.054)	(.957)	(.923)	(.784)
Net Asset Value, End of Period	$79.37	$63.23	$70.78	$61.77	$53.05

Total Return[2]	27.37%	-9.31%	16.24%	18.30%	-3.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,386	$31,382	$33,801	$27,778	$21,441
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.46%	1.48%	1.67%	1.45%
Portfolio Turnover Rate[3]	16%	15%	15%	14%	11%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$63.22	$70.78	$61.77	$53.05	$55.87
Investment Operations
Net Investment Income	1.101[1]	1.076[1]	.975[1]	.915	.803
Net Realized and Unrealized Gain (Loss) on Investments	16.161	(7.575)	8.998	8.734	(2.834)
Total from Investment Operations	17.262	(6.499)	9.973	9.649	(2.031)
Distributions
Dividends from Net Investment Income	(1.112)	(1.061)	(.963)	(.929)	(.789)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.112)	(1.061)	(.963)	(.929)	(.789)
Net Asset Value, End of Period	$79.37	$63.22	$70.78	$61.77	$53.05

Total Return	27.40%	-9.32%	16.25%	18.32%	-3.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,337	$14,454	$15,352	$13,030	$10,036
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.47%	1.49%	1.68%	1.46%
Portfolio Turnover Rate[2]	16%	15%	15%	14%	11%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$182.49	$204.30	$178.28	$153.11	$161.27
Investment Operations
Net Investment Income	3.186[1]	3.102[1]	2.835[1]	2.660	2.353
Net Realized and Unrealized Gain (Loss) on Investments	46.645	(21.825)	25.980	25.213	(8.203)
Total from Investment Operations	49.831	(18.723)	28.815	27.873	(5.850)
Distributions
Dividends from Net Investment Income	(3.231)	(3.087)	(2.795)	(2.703)	(2.310)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.231)	(3.087)	(2.795)	(2.703)	(2.310)
Net Asset Value, End of Period	$229.09	$182.49	$204.30	$178.28	$153.11

Total Return	27.40%	-9.30%	16.27%	18.33%	-3.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,846	$7,866	$9,531	$8,080	$6,925
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.48%	1.50%	1.69%	1.48%
Portfolio Turnover Rate[2]	16%	15%	15%	14%	11%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

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Small-Cap Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

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Small-Cap Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

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Small-Cap Index Fund

B.       In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $4,286,000, representing less than 0.01% of the fund’s net assets and 1.71% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.       Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	95,850,282	—	2,134
Temporary Cash Investments	2,523,426	33,613	—
Futures Contracts—Assets[1]	1,146	—	—
Swap Contracts—Assets	—	3,694	—
Total	98,374,854	37,307	2,134

1  Represents variation margin on the last day of the reporting period.

D.       Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period

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Small-Cap Index Fund

end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	5,586,779
Total Distributable Earnings (Loss)	(5,586,779)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts and swap agreements and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	28,015
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(3,162,458)
Net Unrealized Gains (Losses)	23,101,411

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	75,308,045
Gross Unrealized Appreciation	30,178,792
Gross Unrealized Depreciation	(7,077,381)
Net Unrealized Appreciation (Depreciation)	23,101,411

E.       During the year ended December 31, 2019, the fund purchased $22,990,490,000 of investment securities and sold $23,887,790,000 of investment securities, other than temporary cash investments. Purchases and sales include $7,983,307,000 and $9,952,229,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2019, such purchases and sales were $4,385,501,000 and $1,082,834,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

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Small-Cap Index Fund

F.       Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	137,396	1,894	587,503	8,034
Issued in Lieu of Cash Distributions	23,964	325	50,656	725
Redeemed[1]	(3,431,849)	(45,436)	(1,267,228)	(17,455)
Net Increase (Decrease)—Investor Shares	(3,270,489)	(43,217)	(629,069)	(8,696)
ETF Shares
Issued	10,788,650	69,540	13,439,385	86,521
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(9,704,847)	(62,375)	(11,589,038)	(74,275)
Net Increase (Decrease)—ETF Shares	1,083,803	7,165	1,850,347	12,246
Admiral Shares
Issued[1]	8,928,336	119,825	7,056,077	97,331
Issued in Lieu of Cash Distributions	511,551	6,752	460,730	6,590
Redeemed	(6,558,591)	(88,898)	(6,159,015)	(85,107)
Net Increase (Decrease)—Admiral Shares	2,881,296	37,679	1,357,792	18,814
Institutional Shares
Issued	2,619,998	35,784	3,820,210	52,425
Issued in Lieu of Cash Distributions	238,753	3,158	227,800	3,259
Redeemed	(3,664,950)	(49,122)	(3,152,569)	(43,975)
Net Increase (Decrease)—Institutional Shares	(806,199)	(10,180)	895,441	11,709
Institutional Plus Shares
Issued	1,280,843	6,003	1,060,207	5,115
Issued in Lieu of Cash Distributions	127,673	585	138,407	682
Redeemed	(2,304,145)	(11,075)	(1,992,087)	(9,346)
Net Increase (Decrease)—Institutional Plus Shares	(895,629)	(4,487)	(793,473)	(3,549)

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 39,859,000 and 39,843,000 shares, respectively, in the amount of $2,917,816,000 from the conversion during the year ended December 31, 2019.

G.       Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

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Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund Investor Shares	32.60%	10.37%	13.50%	$35,492
Spliced Small-Cap Growth Index	32.75	10.46	13.57	35,688
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

Spliced Small-Cap Growth Index: S&P SmallCap 600 Growth Index (formerly known as the S&P SmallCap 600/Barra Growth Index) through May 16, 2003; MSCI US Small Cap Growth Index through April 16, 2013; CRSP US Small Cap Growth Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund ETF Shares Net Asset Value	32.75%	10.51%	13.65%	$35,956
Small-Cap Growth Index Fund ETF Shares Market Price	32.86	10.50	13.66	35,987
Spliced Small-Cap Growth Index	32.75	10.46	13.57	35,688
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

See Financial Highlights for dividend and capital gains information.

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Small-Cap Growth Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2019
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
Small-Cap Growth Index Fund Admiral Shares	32.76%	10.51%	14.27%	$30,097
Spliced Small-Cap Growth Index	32.75	10.46	14.19	29,927
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	15.10	31,944

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Growth Index Fund Institutional Shares	32.77%	10.51%	13.67%	$18,007,166
Spliced Small-Cap Growth Index	32.75	10.46	13.57	17,843,861
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	17,625,579

Cumulative Returns of ETF Shares: December 31, 2009, Through December 31, 2019

One		Five	Ten
Year		Years	Years
Small-Cap Growth Index Fund ETF Shares Market Price	32.86%	64.74%	259.87%
Small-Cap Growth Index Fund ETF Shares Net Asset Value	32.75	64.79	259.56
Spliced Small-Cap Growth Index	32.75	64.44	256.88

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

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Small-Cap Growth Index Fund

Sector Diversification

As of December 31, 2019

Basic Materials	1.6%
Consumer Goods	5.6
Consumer Services	12.7
Financials	15.2
Health Care	21.4
Industrials	19.7
Oil & Gas	3.3
Other	0.0
Technology	19.4
Telecommunications	0.2
Utilities	0.9

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

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Small-Cap Growth Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Basic Materials
	Royal Gold Inc.	984,784	120,390	0.5%
	Basic Materials—Other †		288,355	1.1%
			408,745	1.6%
Consumer Goods
	Pool Corp.	571,067	121,283	0.5%
	Gentex Corp.	3,797,809	110,061	0.4%
*	Post Holdings Inc.	955,418	104,236	0.4%
	Consumer Goods—Other †		1,109,557	4.3%
			1,445,137	5.6%
Consumer Services
*	Trade Desk Inc. Class A	598,530	155,486	0.6%
*	Liberty Media Corp-Liberty Formula One	2,902,488	133,413	0.5%
*	Bright Horizons Family Solutions Inc.	873,504	131,279	0.5%
	Cable One Inc.	77,159	114,849	0.5%
*	Burlington Stores Inc.	497,567	113,460	0.5%
*	Caesars Entertainment Corp.	8,175,122	111,182	0.4%
*	Five Below Inc.	835,782	106,863	0.4%
	Consumer Services—Other †		2,420,296	9.3%
			3,286,828	12.7%
Financials
	Equity LifeStyle Properties Inc.	2,596,843	182,792	0.7%
	Apollo Global Management LLC	3,005,692	143,401	0.6%
	Kilroy Realty Corp.	1,591,586	133,534	0.5%
	STORE Capital Corp.	3,172,541	118,145	0.5%
	Lamar Advertising Co. Class A	1,291,283	115,260	0.4%
	CyrusOne Inc.	1,699,455	111,195	0.4%
	Douglas Emmett Inc.	2,500,979	109,793	0.4%
	Financials—Other †		3,016,816	11.6%
			3,930,936	15.1%

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Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
	West Pharmaceutical Services Inc.	1,110,888	167,000	0.7%
*	Insulet Corp.	928,137	158,897	0.6%
*	Neurocrine Biosciences Inc.	1,382,614	148,617	0.6%
*	Sarepta Therapeutics Inc.	1,063,192	137,194	0.5%
	Bio-Techne Corp.	572,180	125,599	0.5%
*	Catalent Inc.	2,196,855	123,683	0.5%
*	Bio-Rad Laboratories Inc. Class A	316,942	117,278	0.5%
*	Ionis Pharmaceuticals Inc.	1,900,648	114,818	0.4%
*	Masimo Corp.	724,433	114,504	0.4%
	Chemed Corp.	240,366	105,583	0.4%
*	PRA Health Sciences Inc.	949,546	105,542	0.4%
	Health Care—Other †		4,121,561	15.9%
			5,540,276	21.4%
Industrials
*	Zebra Technologies Corp.	809,543	206,790	0.8%
*	Teledyne Technologies Inc.	547,564	189,753	0.7%
*	Fair Isaac Corp.	413,047	154,760	0.6%
*	WEX Inc.	649,897	136,127	0.5%
	Lennox International Inc.	549,554	134,075	0.5%
	Universal Display Corp.	636,575	131,179	0.5%
	Graco Inc.	2,503,971	130,206	0.5%
	Toro Co.	1,600,454	127,508	0.5%
	Nordson Corp.	776,795	126,493	0.5%
*	Euronet Worldwide Inc.	770,552	121,408	0.5%
	Genpact Ltd.	2,851,791	120,260	0.5%
	Woodward Inc.	883,770	104,674	0.4%
	Industrials—Other †		3,419,133	13.2%
			5,102,366	19.7%

Oil & Gas †			867,245	3.3%

§,1Other †			1,059	0.0%

Technology
*	Tyler Technologies Inc.	585,295	175,600	0.7%
*	EPAM Systems Inc.	784,175	166,371	0.6%
*	DocuSign Inc. Class A	2,113,822	156,655	0.6%
*	Coupa Software Inc.	943,430	137,977	0.5%
*	Guidewire Software Inc.	1,239,663	136,078	0.5%
*	Zendesk Inc.	1,684,070	129,050	0.5%
*	Aspen Technology Inc.	1,024,014	123,834	0.5%
*	PTC Inc.	1,560,553	116,870	0.5%
	Monolithic Power Systems Inc.	619,647	110,310	0.4%
	Technology—Other †		3,766,253	14.5%
			5,018,998	19.3%

Telecommunications †	56,399	0.2%

Utilities †	224,912	0.9%
Total Common Stocks (Cost $19,287,201)	25,882,901	99.8%[2]

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Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	1.816%	5,490,515	549,107	2.1%

5U.S. Government and Agency Obligations †			2,487	0.0%
Total Temporary Cash Investments (Cost $551,543)			551,594	2.1%[2]
[6]Total Investments (Cost $19,838,744)			26,434,495	101.9%

	Amount
	($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	1,148
Receivables for Investment Securities Sold	37
Receivables for Accrued Income	19,282
Receivables for Capital Shares Issued	14,217
Variation Margin Receivable—Futures Contracts	143
Other Assets[4,5]	10,211
Total Other Assets	45,038	0.2%
Liabilities
Payables for Investment Securities Purchased	(2,348)
Collateral for Securities on Loan	(477,535)
Payables for Capital Shares Redeemed	(53,695)
Payables to Vanguard	(5,877)
Total Liabilities	(539,455)	(2.1%	)
Net Assets	25,940,078	100.0%

At December 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	21,105,125
Total Distributable Earnings (Loss)	4,834,953
Net Assets	25,940,078

Investor Shares—Net Assets
Applicable to 3,063,549 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	171,209
Net Asset Value Per Share—Investor Shares	$55.89

ETF Shares—Net Assets
Applicable to 49,491,953 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,833,174
Net Asset Value Per Share—ETF Shares	$198.68

32

Small-Cap Growth Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 182,025,791 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,717,450
Net Asset Value Per Share—Admiral Shares	$69.87

Institutional Shares—Net Assets
Applicable to 57,517,838 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,218,245
Net Asset Value Per Share—Institutional Shares	$55.95

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
§	Certain of the fund’s securities are valued by using significant unobservable inputs.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	“Other” represents securities that are not classified by the fund’s benchmark index.
2	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 1.8%, respectively, of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $477,535,000 was received for securities on loan, of which $475,505,000 is held in Vanguard Market Liquidity Fund and $2,030,000 is held in cash.
5	Securities with a value of $493,000 and cash of $2,745,000 have been segregated as initial margin for open futures contracts.
6	The total value of securities on loan is $459,303,000.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini Russell 2000 Index	March 2020	816		68,160	500
E-mini S&P Mid-Cap 400 Index	March 2020	40		8,259	143
					643

See accompanying Notes, which are an integral part of the Financial Statements.

33

Small-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends	157,904
Interest[1]	1,196
Securities Lending—Net	11,826
Total Income	170,926
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,970
Management and Administrative—Investor Shares	1,618
Management and Administrative—ETF Shares	4,224
Management and Administrative—Admiral Shares	5,554
Management and Administrative—Institutional Shares	1,289
Marketing and Distribution—Investor Shares	88
Marketing and Distribution—ETF Shares	431
Marketing and Distribution—Admiral Shares	652
Marketing and Distribution—Institutional Shares	108
Custodian Fees	170
Auditing Fees	40
Shareholders’ Reports—Investor Shares	20
Shareholders’ Reports—ETF Shares	392
Shareholders’ Reports—Admiral Shares	106
Shareholders’ Reports—Institutional Shares	72
Trustees’ Fees and Expenses	13
Total Expenses	17,747
Net Investment Income	153,179
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,864,077
Futures Contracts	9,165
Swap Contracts	1,140
Realized Net Gain (Loss)	1,874,382
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	4,482,218
Futures Contracts	718
Swap Contracts	347
Change in Unrealized Appreciation (Depreciation)	4,483,283
Net Increase (Decrease) in Net Assets Resulting from Operations	6,510,844

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,092,000, $35,000, and $26,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2,349,926,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund. See accompanying Notes, which are an integral part of the Financial Statements.

34

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	153,179	158,396
Realized Net Gain (Loss)	1,874,382	2,295,820
Change in Unrealized Appreciation (Depreciation)	4,483,283	(3,711,634)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,510,844	(1,257,418)
Distributions
Net Investment Income
Investor Shares	(3,662)	(9,967)
ETF Shares	(55,954)	(56,509)
Admiral Shares	(70,366)	(66,784)
Institutional Shares	(19,599)	(23,981)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(149,581)	(157,241)
Capital Share Transactions
Investor Shares	(1,668,248)	(266,009)
ETF Shares	219,981	846,790
Admiral Shares	1,358,659	470,431
Institutional Shares	(496,162)	(687,407)
Net Increase (Decrease) from Capital Share Transactions	(585,770)	363,805
Total Increase (Decrease)	5,775,493	(1,050,854)
Net Assets
Beginning of Period	20,164,585	21,215,439
End of Period	25,940,078	20,164,585

See accompanying Notes, which are an integral part of the Financial Statements.

35

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$42.36	$45.24	$37.43	$34.18	$35.40
Investment Operations
Net Investment Income	.178[1]	.274[1]	.315[1]	.355	.292
Net Realized and Unrealized Gain (Loss) on Investments	13.617	(2.879)	7.814	3.257	(1.225)
Total from Investment Operations	13.795	(2.605)	8.129	3.612	(.933)
Distributions
Dividends from Net Investment Income	(.265)	(.275)	(.319)	(.362)	(.287)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.265)	(.275)	(.319)	(.362)	(.287)
Net Asset Value, End of Period	$55.89	$42.36	$45.24	$37.43	$34.18

Total Return[2]	32.60%	-5.80%	21.78%	10.61%	-2.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$171	$1,461	$1,816	$1,850	$1,986
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.35%	0.58%	0.78%	1.03%	0.82%
Portfolio Turnover Rate[3]	18%	22%	19%	27%	23%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$150.57	$160.81	$133.07	$121.53	$125.88
Investment Operations
Net Investment Income	1.175[1]	1.214[1]	1.320[1]	1.416	1.202
Net Realized and Unrealized Gain (Loss) on Investments	48.077	(10.263)	27.731	11.563	(4.362)
Total from Investment Operations	49.252	(9.049)	29.051	12.979	(3.160)
Distributions
Dividends from Net Investment Income	(1.142)	(1.191)	(1.311)	(1.439)	(1.190)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.142)	(1.191)	(1.311)	(1.439)	(1.190)
Net Asset Value, End of Period	$198.68	$150.57	$160.81	$133.07	$121.53

Total Return	32.75%	-5.68%	21.90%	10.74%	-2.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,833	$7,286	$6,981	$5,328	$4,422
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.64%	0.70%	0.90%	1.15%	0.94%
Portfolio Turnover Rate[2]	18%	22%	19%	27%	23%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Small-Cap Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$52.95	$56.55	$46.79	$42.73	$44.26
Investment Operations
Net Investment Income	.419[1]	.423[1]	.465[1]	.496	.421
Net Realized and Unrealized Gain (Loss) on Investments	16.902	(3.605)	9.755	4.069	(1.534)
Total from Investment Operations	17.321	(3.182)	10.220	4.565	(1.113)
Distributions
Dividends from Net Investment Income	(.401)	(.418)	(.460)	(.505)	(.417)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.401)	(.418)	(.460)	(.505)	(.417)
Net Asset Value, End of Period	$69.87	$52.95	$56.55	$46.79	$42.73

Total Return[2]	32.76%	-5.68%	21.92%	10.73%	-2.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,717	$8,560	$8,729	$6,648	$5,933
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.65%	0.70%	0.90%	1.15%	0.94%
Portfolio Turnover Rate[3]	18%	22%	19%	27%	23%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$42.40	$45.29	$37.47	$34.22	$35.45
Investment Operations
Net Investment Income	.327[1]	.335[1]	.375[1]	.401	.341
Net Realized and Unrealized Gain (Loss) on Investments	13.550	(2.886)	7.818	3.257	(1.234)
Total from Investment Operations	13.877	(2.551)	8.193	3.658	(.893)
Distributions
Dividends from Net Investment Income	(.327)	(.339)	(.373)	(.408)	(.337)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.327)	(.339)	(.373)	(.408)	(.337)
Net Asset Value, End of Period	$55.95	$42.40	$45.29	$37.47	$34.22

Total Return	32.77%	-5.69%	21.94%	10.74%	-2.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,218	$2,858	$3,690	$2,969	$2,793
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.64%	0.71%	0.91%	1.16%	0.95%
Portfolio Turnover Rate[2]	18%	22%	19%	27%	23%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.       The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counter-party instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

40

Small-Cap Growth Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at December 31, 2019.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

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Small-Cap Growth Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

42

Small-Cap Growth Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.       In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,148,000, representing less than 0.01% of the fund’s net assets and 0.46% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	25,881,842	—	1,059
Temporary Cash Investments	549,107	2,487	—
Futures Contracts—Assets[1]	143	—	—
Total	26,431,092	2,487	1,059

1  Represents variation margin on the last day of the reporting period.

43

Small-Cap Growth Index Fund

D.       Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	2,349,926
Total Distributable Earnings (Loss)	(2,349,926)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	2,326
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(1,758,188)
Net Unrealized Gains (Losses)	6,595,751

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	19,838,744
Gross Unrealized Appreciation	8,119,417
Gross Unrealized Depreciation	(1,523,666)
Net Unrealized Appreciation (Depreciation)	6,595,751

E.       During the year ended December 31, 2019, the fund purchased $7,995,052,000 of investment securities and sold $8,562,118,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,187,481,000 and $4,224,259,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

44

Small-Cap Growth Index Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2019, such purchases and sales were $845,642,000 and $1,489,858,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F.       Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	341,286	6,457	326,985	6,728
Issued in Lieu of Cash Distributions	3,457	68	9,311	203
Redeemed[1]	(2,012,991)	(37,953)	(602,305)	(12,592)
Net Increase (Decrease)—Investor Shares	(1,668,248)	(31,428)	(266,009)	(5,661)
ETF Shares
Issued	4,498,039	24,355	5,125,778	29,178
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,278,058)	(23,250)	(4,278,988)	(24,200)
Net Increase (Decrease)—ETF Shares	219,981	1,105	846,790	4,978
Admiral Shares
Issued[1]	3,425,464	52,593	2,387,365	39,460
Issued in Lieu of Cash Distributions	64,077	968	61,293	1,064
Redeemed	(2,130,882)	(33,212)	(1,978,227)	(33,209)
Net Increase (Decrease)—Admiral Shares	1,358,659	20,349	470,431	7,315
Institutional Shares
Issued	517,209	10,047	764,172	15,779
Issued in Lieu of Cash Distributions	18,501	351	22,675	490
Redeemed	(1,031,872)	(20,274)	(1,474,254)	(30,348)
Net Increase (Decrease)—Institutional Shares	(496,162)	(9,876)	(687,407)	(14,079)

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 28,587,000 and 22,871,000 shares, respectively, in the amount of $1,526,396,000 from the conversion during the year ended December 31, 2019.

G.       Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

45

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund Investor Shares	22.61%	7.34%	11.77%	$30,426
Spliced Small-Cap Value Index	22.76	7.47	11.94	30,889
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

Spliced Small-Cap Value Index: S&P SmallCap 600 Value Index (formerly known as the S&P SmallCap 600/Barra Value Index) through May 16, 2003; MSCI US Small Cap Value Index through April 16, 2013; CRSP US Small Cap Value Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund ETF Shares Net Asset Value	22.76%	7.46%	11.91%	$30,820
Small-Cap Value Index Fund ETF Shares Market Price	22.77	7.46	11.92	30,830
Spliced Small-Cap Value Index	22.76	7.47	11.94	30,889
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

See Financial Highlights for dividend and capital gains information.

46

Small-Cap Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2019
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
Small-Cap Value Index Fund Admiral Shares	22.76%	7.46%	13.41%	$28,284
Spliced Small-Cap Value Index	22.76	7.47	13.44	28,341
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	15.10	31,944

“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Small-Cap Value Index Fund Institutional Shares	22.81%	7.47%	11.93%	$15,432,565
Spliced Small-Cap Value Index	22.76	7.47	11.94	15,444,718
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	17,625,579

Cumulative Returns of ETF Shares: December 31, 2009, Through December 31, 2019

	One	Five	Ten
	Year	Years	Years
Small-Cap Value Index Fund ETF Shares Market Price	22.77%	43.30%	208.30%
Small-Cap Value Index Fund ETF Shares Net Asset Value	22.76	43.32	208.20
Spliced Small-Cap Value Index	22.76	43.36	208.89

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

47

Small-Cap Value Index Fund

Sector Diversification

As of December 31, 2019

Basic Materials	5.2%
Consumer Goods	8.2
Consumer Services	10.4
Financials	34.8
Health Care	5.0
Industrials	21.8
Oil & Gas	2.2
Other	0.0
Technology	6.7
Telecommunications	0.4
Utilities	5.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

48

Small-Cap Value Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
RPM International Inc.	2,003,020	153,752	0.5%
Steel Dynamics Inc.	3,171,463	107,957	0.3%
Basic Materials—Other †		1,418,206	4.4%
		1,679,915	5.2%
Consumer Goods
* US Foods Holding Corp.	3,390,265	142,018	0.4%
Leggett & Platt Inc.	2,036,233	103,502	0.3%
Consumer Goods—Other †		2,432,386	7.5%
		2,677,906	8.2%
Consumer Services
Service Corp. International	2,682,565	123,478	0.4%
Consumer Services—Other †		3,268,073	10.0%
		3,391,551	10.4%
Financials
Medical Properties Trust Inc.	8,000,709	168,895	0.5%
VICI Properties Inc.	6,119,429	156,351	0.5%
Liberty Property Trust	2,437,917	146,397	0.5%
Brown & Brown Inc.	3,695,911	145,915	0.5%
National Retail Properties Inc.	2,651,662	142,182	0.4%
Gaming and Leisure Properties Inc.	3,148,423	135,540	0.4%
RenaissanceRe Holdings Ltd.	681,680	133,623	0.4%
American Financial Group Inc.	1,113,676	122,115	0.4%
Apartment Investment & Management Co.	2,300,963	118,845	0.4%
Assurant Inc.	891,281	116,829	0.4%
LPL Financial Holdings Inc.	1,244,991	114,850	0.4%
TCF Financial Corp.	2,377,362	111,261	0.3%
East West Bancorp Inc.	2,263,249	110,220	0.3%
Signature Bank	792,227	108,226	0.3%

49

Small-Cap Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Commerce Bancshares Inc.	1,565,901	106,387	0.3%
New Residential Investment Corp.	6,401,079	103,121	0.3%
Starwood Property Trust Inc.	4,136,468	102,833	0.3%
Prosperity Bancshares Inc.	1,390,525	99,965	0.3%
Old Republic International Corp.	4,455,666	99,673	0.3%
Brixmor Property Group Inc.	4,611,286	99,650	0.3%
Financials—Other †		8,849,126	27.1%
		11,292,004	34.6%
Health Care
PerkinElmer Inc.	1,718,036	166,821	0.5%
* Molina Healthcare Inc.	965,755	131,043	0.4%
Encompass Health Corp.	1,518,845	105,210	0.3%
STERIS plc	652,927	99,519	0.3%
§ Health Care—Other †		1,124,929	3.5%
		1,627,522	5.0%
Industrials
IDEX Corp.	1,173,849	201,902	0.6%
Allegion plc	1,434,399	178,640	0.6%
Booz Allen Hamilton Holding Corp. Class A	2,170,673	154,400	0.5%
Carlisle Cos. Inc.	875,261	141,652	0.4%
Spirit AeroSystems Holdings Inc. Class A	1,594,701	116,222	0.4%
AptarGroup Inc.	987,227	114,143	0.4%
Donaldson Co. Inc.	1,951,892	112,468	0.3%
Owens Corning	1,683,473	109,628	0.3%
* Arrow Electronics Inc.	1,254,561	106,311	0.3%
* HD Supply Holdings Inc.	2,568,800	103,317	0.3%
Flowserve Corp.	2,015,521	100,312	0.3%
ITT Inc.	1,350,753	99,834	0.3%
Oshkosh Corp.	1,048,204	99,213	0.3%
* AECOM	2,298,630	99,140	0.3%
* Generac Holdings Inc.	963,332	96,902	0.3%
Industrials—Other †		5,236,161	16.1%
		7,070,245	21.7%

Oil & Gas †		722,710	2.2%

§,1Other †		182	0.0%

Technology
Leidos Holdings Inc.	2,185,821	213,970	0.7%
* ON Semiconductor Corp.	6,349,999	154,813	0.5%
Cypress Semiconductor Corp.	5,720,275	133,454	0.4%
Technology—Other †		1,665,849	5.1%
		2,168,086	6.7%

Telecommunications †		142,643	0.4%

Utilities
Atmos Energy Corp.	1,840,751	205,906	0.6%
Aqua America Inc.	3,323,865	156,022	0.5%
UGI Corp.	3,236,318	146,152	0.5%
Utilities—Other †		1,211,263	3.7%
		1,719,343	5.3%
Total Common Stocks (Cost $26,823,318)		32,492,107	99.7%[2]

50

Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	1.816%	4,542,170	454,262	1.4%

5U.S. Government and Agency Obligations †			2,985	0.0%
Total Temporary Cash Investments (Cost $457,209)			457,247	1.4%[2]
[6]Total Investments (Cost $27,280,527)			32,949,354	101.1%

	Amount
	($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	1,429
Receivables for Investment Securities Sold	872
Receivables for Accrued Income	61,258
Receivables for Capital Shares Issued	19,447
Variation Margin Receivable—Futures Contracts	147
Unrealized Appreciation—OTC Swap Contracts	1,248
Other Assets[4,5]	1,410
Total Other Assets	85,811	0.2%
Liabilities
Payables for Investment Securities Purchased	(1,955)
Collateral for Securities on Loan	(376,609)
Payables for Capital Shares Redeemed	(44,467)
Payables to Vanguard	(7,107)
Variation Margin Payable—Futures Contracts	(8)
Other Liabilities	(3,378)
Total Liabilities	(433,524)	(1.3%)
Net Assets	32,601,641	100.0%

At December 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	28,274,226
Total Distributable Earnings (Loss)	4,327,415
Net Assets	32,601,641

Investor Shares—Net Assets
Applicable to 7,748,899 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	254,620
Net Asset Value Per Share—Investor Shares	$32.86

ETF Shares—Net Assets
Applicable to 108,052,658 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,808,261
Net Asset Value Per Share—ETF Shares	$137.05

51

Small-Cap Value Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 236,161,254 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,906,972
Net Asset Value Per Share—Admiral Shares	$58.89

Institutional Shares—Net Assets
Applicable to 110,337,154 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,631,788
Net Asset Value Per Share—Institutional Shares	$32.92
•	See Note A in Notes to Financial Statements.
•	Non-income-producing security.
§	Certain of the fund’s securities are valued using significant unobservable inputs.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	“Other” represents securities that are not classified by the fund’s benchmark index.
2	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $376,609,000 was received for securities on loan, of which $375,739,000 is held in Vanguard Market Liquidity Fund and $870,000 is held in cash.
5	Securities with a value of $2,985,000 and cash of $540,000 have been segregated as initial margin for open futures contracts.
6	The total value of securities on loan is $359,675,000.

OTC—Over-the-Counter.

52

Small-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2020	894		74,676	69
E-mini S&P Mid-Cap 400 Index	March 2020	50		10,324	179
					248

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Assurant Inc.	2/4/20	GSI	5,869	(1.945)	26	—
VICI Properties Inc.	2/4/20	GSI	24,610	(1.745)	1,222	—
					1,248	—

1 Payment received/paid monthly.

GSI—Goldman Sachs International.

At December 31, 2019, a counterparty had deposited in a segregated account securities with a value of $1,003,000 in connection with open over-the-counter swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Small-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends	663,159
Interest[1]	1,996
Securities Lending—Net	17,029
Total Income	682,184
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,158
Management and Administrative—Investor Shares	1,669
Management and Administrative—ETF Shares	6,346
Management and Administrative—Admiral Shares	6,312
Management and Administrative—Institutional Shares	1,472
Marketing and Distribution—Investor Shares	93
Marketing and Distribution—ETF Shares	573
Marketing and Distribution—Admiral Shares	747
Marketing and Distribution—Institutional Shares	119
Custodian Fees	302
Auditing Fees	41
Shareholders’ Reports—Investor Shares	21
Shareholders’ Reports—ETF Shares	894
Shareholders’ Reports—Admiral Shares	134
Shareholders’ Reports—Institutional Shares	82
Trustees’ Fees and Expenses	16
Total Expenses	21,979
Net Investment Income	660,205
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	68,286
Futures Contracts	7,899
Swap Contracts	3,164
Realized Net Gain (Loss)	79,349
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	5,262,035
Futures Contracts	3,343
Swap Contracts	1,731
Change in Unrealized Appreciation (Depreciation)	5,267,109
Net Increase (Decrease) in Net Assets Resulting from Operations	6,006,663

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,873,000, ($12,000), and $17,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,250,629,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

54

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,

	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	660,205	614,000
Realized Net Gain (Loss)	79,349	1,646,666
Change in Unrealized Appreciation (Depreciation)	5,267,109	(5,946,429)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,006,663	(3,685,763)
Distributions
Net Investment Income
Investor Shares	(17,224)	(34,953)
ETF Shares	(296,491)	(268,490)
Admiral Shares	(272,117)	(232,657)
Institutional Shares	(75,237)	(72,499)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(661,069)	(608,599)
Capital Share Transactions
Investor Shares	(1,486,208)	(313,616)
ETF Shares	877,303	829,466
Admiral Shares	1,629,545	526,756
Institutional Shares	(69,319)	(79,422)
Net Increase (Decrease) from Capital Share Transactions	951,321	963,184
Total Increase (Decrease)	6,296],915	(3,331,178)
Net Assets
Beginning of Period	26,304,726	29,635,904
End of Period	32,601,641	26,304,726

See accompanying Notes, which are an integral part of the Financial Statements.

55

Small-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.35	$31.82	$29.00	$23.69	$25.34
Investment Operations
Net Investment Income	.543[1]	.603[1]	.534[1]	.477	.431
Net Realized and Unrealized Gain (Loss) on Investments	5.608	(4.471)	2.820	5.315	(1.643)
Total from Investment Operations	6.151	(3.868)	3.354	5.792	(1.212)
Distributions
Dividends from Net Investment Income	(.641)	(.602)	(.534)	(.482)	(.438)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.641)	(.602)	(.534)	(.482)	(.438)
Net Asset Value, End of Period	$32.86	$27.35	$31.82	$29.00	$23.69

Total Return[2]	22.61%	-12.34%	11.67%	24.65%	-4.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$255	$1,501	$2,060	$2,357	$1,972
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.76%	1.92%	1.82%	1.96%	1.78%
Portfolio Turnover Rate[3]	19%	18%	19%	18%	16%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Small-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$114.05	$132.71	$120.95	$98.81	$105.71
Investment Operations
Net Investment Income	2.840[1]	2.720[1]	2.427[1]	2.119	1.933
Net Realized and Unrealized Gain (Loss) on Investments	22.984	(18.702)	11.709	22.159	(6.870)
Total from Investment Operations	25.824	(15.982)	14.136	24.278	(4.937)
Distributions
Dividends from Net Investment Income	(2.824)	(2.678)	(2.376)	(2.138)	(1.963)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.824)	(2.678)	(2.376)	(2.138)	(1.963)
Net Asset Value, End of Period	$137.05	$114.05	$132.71	$120.95	$98.81

Total Return	22.76%	-12.22%	11.79%	24.80%	-4.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,808	$11,560	$12,650	$10,042	$5,679
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.19%	2.04%	1.94%	2.08%	1.90%
Portfolio Turnover Rate[2]	19%	18%	19%	18%	16%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Small-Cap Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$49.01	$57.02	$51.97	$42.46	$45.42
Investment Operations
Net Investment Income	1.230[1]	1.165[1]	1.039[1]	.911	.830
Net Realized and Unrealized Gain (Loss) on Investments	9.863	(8.024)	5.032	9.518	(2.947)
Total from Investment Operations	11.093	(6.859)	6.071	10.429	(2.117)
Distributions
Dividends from Net Investment Income	(1.213)	(1.151)	(1.021)	(.919)	(.843)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.213)	(1.151)	(1.021)	(.919)	(.843)
Net Asset Value, End of Period	$58.89	$49.01	$57.02	$51.97	$42.46

Total Return[2]	22.76%	-12.23%	11.80%	24.78%	-4.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,907	$10,167	$11,278	$9,469	$6,467
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.21%	2.04%	1.94%	2.08%	1.90%
Portfolio Turnover Rate[3]	19%	18%	19%	18%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$27.39	$31.87	$29.05	$23.73	$25.39
Investment Operations
Net Investment Income	.684[1]	.651[1]	.587[1]	.510	.465
Net Realized and Unrealized Gain (Loss) on Investments	5.527	(4.485)	2.808	5.324	(1.652)
Total from Investment Operations	6.211	(3.834)	3.395	5.834	(1.187)
Distributions
Dividends from Net Investment Income	(.681)	(.646)	(.575)	(.514)	(.473)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.681)	(.646)	(.575)	(.514)	(.473)
Net Asset Value, End of Period	$32.92	$27.39	$31.87	$29.05	$23.73

Total Return	22.81%	-12.23%	11.80%	24.80%	-4.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,632	$3,077	$3,649	$2,882	$2,334
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.05%	1.95%	2.09%	1.91%
Portfolio Turnover Rate[2]	19%	18%	19%	18%	16%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.    The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

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Small-Cap Value Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

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Small-Cap Value Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

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Small-Cap Value Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.    In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,429,000, representing less then 0.01% of the fund’s net assets and 0.57% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.    Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	32,491,918	—	189
Temporary Cash Investments	454,262	2,985	—
Futures Contracts—Assets[1]	147	—	—
Futures Contracts—Liabilities[1]	(8)	—	—
Swap Contracts—Assets	—	1,248	—
Total	32,946,319	4,233	189

1 Represents variation margin on the last day of the reporting period.

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Small-Cap Value Index Fund

D.    Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	1,250,629
Total Distributable Earnings (Loss)	(1,250,629)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts and swap agreements and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	16,481
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(1,339,428)
Net Unrealized Gains (Losses)	5,656,286

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	27,293,068
Gross Unrealized Appreciation	8,069,893
Gross Unrealized Depreciation	(2,413,607)
Net Unrealized Appreciation (Depreciation)	5,656,286

E.    During the year ended December 31, 2019, the fund purchased $9,411,224,000 of investment securities and sold $8,388,151,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,670,766,000 and $2,813,508,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Small-Cap Value Index Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2019, such purchases and sales were $3,228,990,000 and $692,284,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F.    Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	301,775	9,608	270,333	8,448
Issued in Lieu of Cash Distributions	16,430	533	32,995	1,078
Redeemed[1]	(1,804,413)	(57,280)	(616,944)	(19,370)
Net Increase (Decrease)—Investor Shares	(1,486,208)	(47,139)	(313,616)	(9,844)
ETF Shares
Issued	3,694,906	28,401	4,136,630	30,836
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,817,603)	(21,700)	(3,307,164)	(24,800)
Net Increase (Decrease)—ETF Shares	877,303	6,701	829,466	6,036
Admiral Shares
Issued[1]	3,509,475	62,730	2,473,497	43,932
Issued in Lieu of Cash Distributions	240,084	4,252	206,324	3,770
Redeemed	(2,120,014)	(38,287)	(2,153,065)	(38,003)
Net Increase (Decrease)—Admiral Shares	1,629,545	28,695	526,756	9,699
Institutional Shares
Issued	867,066	28,137	781,491	24,577
Issued in Lieu of Cash Distributions	68,539	2,175	65,697	2,147
Redeemed	(1,004,924)	(32,296)	(926,610)	(28,887)
Net Increase (Decrease)—Institutional Shares	(69,319)	(1,984)	(79,422)	(2,163)

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 44,669,000 and 24,926,000 shares, respectively, in the amount of $1,357,764,000 from the conversion during the year ended December 31, 2019.

G.    Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

65

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets—investments summary of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

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Special 2019 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Small-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Small-Cap Index Fund	940,445
Small-Cap Growth Index Fund	108,581
Small-Cap Value Index Fund	460,897

The funds distributed qualified business income to shareholders during the fiscal year as follows:

Fund	($000)
Small-Cap Index Fund	324,553
Small-Cap Growth Index Fund	41,000
Small-Cap Value Index Fund	146,956

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Small-Cap Index Fund	66.5%
Small-Cap Growth Index Fund	71.1
Small-Cap Value Index Fund	67.7

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The CRSP US Small Cap Index, CRSP US Small Cap Growth Index, and CRSP US Small Cap Value Index (the “Indexes”) are products of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and have been licensed for use by Vanguard. CRSP® is a trademark of CRSP and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Small-Cap Index, Small Cap Growth Index, and Small Cap Value Index Funds are not sponsored, endorsed, sold, or promoted by CRSP or the University. Neither CRSP nor the University makes any representation or warranty, express or implied, to the owners of Vanguard Small-Cap Index, Small Cap Growth Index, and Small Cap Value Index Funds or any member of the public regarding the advisability of investing in securities generally or in Vanguard Small-Cap Index, Small Cap Growth Index, and Small Cap Value Index Funds particularly or the ability of the Indexes to track general market performance. The Indexes are determined, composed, and calculated without regard to Vanguard or Vanguard Small-Cap Index, Small Cap Growth Index, and Small Cap Value Index Funds. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Small-Cap Index, Small Cap Growth Index, and Small Cap Value Index Funds into consideration in determining, composing, or calculating the Indexes. Neither CRSP nor the University is responsible for or has participated in the determination of the prices and amount of Vanguard Small-Cap Index, Small Cap Growth Index, and Small Cap Value Index Funds or the timing of the issuance or sale of Vanguard Small-Cap Index, Small Cap Growth Index, and Small Cap Value Index Funds or in the determination or calculation of the equation by which Vanguard Small-Cap Index, Small Cap Growth Index, and Small Cap Value Index Funds are to be converted into cash, surrendered, or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Small-Cap Index, Small Cap Growth Index, and Small Cap Value Index Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD SMALL-CAP INDEX, SMALL-CAP GROWTH INDEX, AND SMALL-CAP VALUE INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, OR LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019– present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q480 022020

Annual Report | December 31, 2019 Vanguard U.S. Stock Index Funds Mid-Capitalization Portfolios

Vanguard Extended Market Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

Extended Market Index Fund	6

Mid-Cap Index Fund	30

Mid-Cap Growth Index Fund	54

Mid-Cap Value Index Fund	71

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
Chairman and Chief Executive Officer
January 23, 2020

Your Fund’s Performance at a Glance

•     Returns for the 12 months ended December 31, 2019, ranged from nearly 28% for Vanguard Mid-Cap Value Index Fund to almost 34% for Vanguard Mid-Cap Growth Index Fund. Vanguard Mid-Cap Index Fund, which contains both growth and value stocks, returned nearly 31%. Vanguard Extended Market Index Fund, which includes both small- and mid-capitalization holdings, posted a result of almost 28%. All returns are for Investor Shares. Each fund closely tracked its target index.

•     Growth stocks outperformed value, while large-caps led mid- and small-caps over the period.

•     Industrials contributed the most to the Mid-Cap Index and Growth Index Funds’ results, financials to the Value Index Fund, and information technology to the Extended Market Index Fund. No sectors in any of the funds detracted from performance.

•     Please be aware that the Extended Market Index Fund uses the Global Industry Classification Standard (GICS) methodology, while the other three funds use Industry Classification Benchmark (ICB) methodology.

Market Barometer	Average Annual Total Returns
	Periods Ended December 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	31.43%	15.05%	11.48%
Russell 2000 Index (Small-caps)	25.53	8.59	8.23
Russell 3000 Index (Broad U.S. market)	31.02	14.57	11.24
FTSE All-World ex US Index (International)	21.81	9.96	5.83

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	8.72%	4.03%	3.05%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	7.54	4.72	3.53
FTSE Three-Month U.S. Treasury Bill Index	2.25	1.65	1.04

CPI
Consumer Price Index	2.29%	2.10%	1.82%

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•    Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2019	12/31/2019	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,070.66	$0.99
ETF Shares	1,000.00	1,071.46	0.31
Admiral™ Shares	1,000.00	1,071.48	0.26
Institutional Shares	1,000.00	1,071.43	0.21
Institutional Plus Shares	1,000.00	1,071.53	0.21
Institutional Select Shares	1,000.00	1,071.62	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,074.50	$0.89
ETF Shares	1,000.00	1,075.29	0.21
Admiral Shares	1,000.00	1,075.24	0.26
Institutional Shares	1,000.00	1,075.18	0.21
Institutional Plus Shares	1,000.00	1,075.35	0.16
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,067.42	$0.99
ETF Shares	1,000.00	1,068.15	0.36
Admiral Shares	1,000.00	1,068.15	0.36
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,082.03	$1.00
ETF Shares	1,000.00	1,082.62	0.37
Admiral Shares	1,000.00	1,082.77	0.37

Six Months Ended December 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2019	12/31/2019	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.90	0.31
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Institutional Plus Shares	1,000.00	1,025.00	0.20
Institutional Select Shares	1,000.00	1,025.10	0.10
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,024.00	0.20
Institutional Plus Shares	1,000.00	1,025.05	0.15
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.19% for Investor Shares, 0.06% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, 0.04% for Institutional Plus Shares, and 0.02% for Institutional Select Shares; for the Mid-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, and 0.03% for Institutional Plus Shares; for the Mid-Cap Growth Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares; and for the Mid-Cap Value Index Fund, 0.19% for Investor Shares, 0.07% for ETF Shares, and 0.07% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index Fund Investor Shares	27.87%	8.87%	12.66%	$32,944
S&P Completion Index	27.95	8.90	12.71	33,085
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index Fund ETF Shares Net Asset Value	28.04%	9.02%	12.81%	$33,382
Extended Market Index Fund ETF Shares Market Price	28.06	9.02	12.81	33,394
S&P Completion Index	27.95	8.90	12.71	33,085
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Extended Market Index Fund Admiral Shares	28.03%	9.01%	12.81%	$33,389
S&P Completion Index	27.95	8.90	12.71	33,085
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Extended Market Index Fund Institutional Shares	28.03%	9.03%	12.83%	$16,724,954
S&P Completion Index	27.95	8.90	12.71	16,542,639
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	17,625,579

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(1/14/2011)	Investment
Extended Market Index Fund Institutional Plus Shares	28.07%	9.05%	10.98%	$254,383,732
S&P Completion Index	27.95	8.90	10.84	251,472,932
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	12.67	291,369,218

“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

			Final Value
		Since	of a
	One	Inception	$3,000,000,000
	Year	(6/27/2016)	Investment
Extended Market Index Fund Institutional Select Shares	28.09%	15.22%	$4,933,766,486
S&P Completion Index	27.95	15.04	4,906,078,755
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	16.64	5,150,006,683

“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).

Extended Market Index Fund

Cumulative Returns of ETF Shares: December 31, 2009, Through December 31, 2019

	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund ETF Shares Market Price	28.06%	54.02%	233.94%
Extended Market Index Fund ETF Shares Net Asset Value	28.04	54.00	233.82
S&P Completion Index	27.95	53.15	230.85

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

Extended Market Index Fund

Sector Diversification

As of December 31, 2019

Communication Services	4.8%
Consumer Discretionary	11.3
Consumer Staples	2.7
Energy	2.5
Financials	17.6
Health Care	13.6
Industrials	13.6
Information Technology	17.7
Materials	4.1
Other	0.0
Real Estate	9.4
Utilities	2.7

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Extended Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Communication Services
*	Liberty Broadband Corp.	2,146,827	269,963	0.4%
*	IAC/InterActiveCorp	1,029,186	256,381	0.3%
*	Snap Inc.	11,146,093	182,016	0.2%
*	Roku Inc.	1,298,775	173,906	0.2%
§	Communication Services—Other †		2,652,739	3.6%
			3,535,005	4.7%
Consumer Discretionary
*,^	Tesla Inc.	2,019,753	844,923	1.1%
*	Lululemon Athletica Inc.	1,697,783	393,325	0.5%
*	Burlington Stores Inc.	938,940	214,106	0.3%
	Domino’s Pizza Inc.	579,627	170,283	0.2%
	Consumer Discretionary—Other †		6,737,252	9.1%
			8,359,889	11.2%

Consumer Staples †			2,003,541	2.7%

Energy
*	Cheniere Energy Inc.	3,285,725	200,659	0.3%
§	Energy—Other †		1,635,773	2.2%
			1,836,432	2.5%
Financials
	Blackstone Group LP	9,374,796	524,426	0.7%
*	Arch Capital Group Ltd.	5,733,040	245,890	0.3%
	KKR & Co. Inc. Class A	7,815,931	227,991	0.3%
*	Markel Corp.	195,913	223,962	0.3%
	Annaly Capital Management Inc.	20,420,421	192,360	0.3%
	TD Ameritrade Holding Corp.	3,754,806	186,614	0.3%
	Fidelity National Financial Inc.	3,900,513	176,888	0.2%
	Ally Financial Inc.	5,385,068	164,568	0.2%

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets

*	Alleghany Corp.	204,319	163,367	0.2%
	Financials—Other †		10,854,634	14.6%
			12,960,700	17.4%
Health Care
*	DexCom Inc.	1,294,008	283,051	0.4%
*	Veeva Systems Inc. Class A	1,868,619	262,840	0.4%
*	BioMarin Pharmaceutical Inc.	2,555,074	216,032	0.3%
*	Seattle Genetics Inc.	1,631,911	186,462	0.3%
*	Exact Sciences Corp.	1,984,320	183,510	0.2%
*	Alnylam Pharmaceuticals Inc.	1,584,597	182,498	0.2%
	West Pharmaceutical Services Inc.	1,049,923	157,835	0.2%
*	Elanco Animal Health Inc.	5,314,877	156,523	0.2%
§	Health Care—Other †		8,385,904	11.2%
			10,014,655	13.4%

Industrials
*	CoStar Group Inc.	519,476	310,802	0.4%
	TransUnion	2,669,151	228,506	0.3%
*	Teledyne Technologies Inc.	519,476	180,019	0.3%
§	Industrials—Other †		9,302,870	12.5%
			10,022,197	13.5%

Information Technology
*	Workday Inc. Class A	2,186,873	359,631	0.5%
*	Palo Alto Networks Inc.	1,389,466	321,314	0.4%
*	Square Inc.	4,858,576	303,953	0.4%
*	Splunk Inc.	1,962,908	293,985	0.4%
	Marvell Technology Group Ltd.	9,459,930	251,256	0.3%
	SS&C Technologies Holdings Inc.	3,114,853	191,252	0.3%
*	Paycom Software Inc.	696,050	184,286	0.3%
*	Okta Inc.	1,596,517	184,190	0.3%
*	RingCentral Inc. Class A	1,063,934	179,454	0.2%
*	GoDaddy Inc. Class A	2,510,241	170,496	0.2%
*	VMware Inc. Class A	1,117,020	169,552	0.2%
*	EPAM Systems Inc.	781,837	165,875	0.2%
*	Tyler Technologies Inc.	552,653	165,807	0.2%
	Teradyne Inc.	2,373,913	161,877	0.2%
*	Fair Isaac Corp.	411,981	154,361	0.2%
	Information Technology—Other †		9,817,194	13.2%
			13,074,483	17.5%

§Materials †			2,988,518	4.0%

§,1Other †			2,249	0.0%

Real Estate
	Invitation Homes Inc.	7,628,054	228,613	0.3%
	Sun Communities Inc.	1,312,624	197,025	0.3%
	WP Carey Inc.	2,454,469	196,456	0.3%
	Equity LifeStyle Properties Inc.	2,594,528	182,629	0.2%
	VICI Properties Inc.	6,524,563	166,703	0.2%
	Medical Properties Trust Inc.	7,338,501	154,916	0.2%
	Real Estate—Other †		5,823,743	7.8%
			6,950,085	9.3%

Extended Market Index Fund

	Market	Percentage
	Value•	of Net
	($000)	Assets
Utilities †	2,003,413	2.7%
Total Common Stocks (Cost $55,774,347)	73,751,167	98.9%[2]
Preferred Stocks (Cost $14) †	18	0.0%

	Coupon	Shares
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	1.816%	21,447,682	2,144,983	2.9%

5U.S. Government and Agency Obligations †			24,455	0.0%
Total Temporary Cash Investments (Cost $2,169,137)			2,169,438	2.9%[2]
Total Investments (Cost $57,943,498)			75,920,623	101.8%

	Amount
	($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	3,295
Receivables for Investment Securities Sold	4,527
Receivables for Accrued Income	94,530
Receivables for Capital Shares Issued	47,076
Variation Margin Receivable—Futures Contracts	1,012
Unrealized Appreciation—OTC Swap Contracts	771
Other Assets[4,5,6]	28,174
Total Other Assets	179,385	0.3%
Liabilities
Payables for Investment Securities Purchased	(26,674)
Collateral for Securities on Loan	(1,370,243)
Payables for Capital Shares Redeemed	(141,143)
Payables to Vanguard	(15,267)
Unrealized Depreciation—OTC Swap Contracts	(3,114)
Total Liabilities	(1,556,441)	(2.1%)
Net Assets	74,543,567	100.0%

At December 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	57,811,135
Total Distributable Earnings (Loss)	16,732,432
Net Assets	74,543,567

Investor Shares—Net Assets
Applicable to 4,756,522 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	455,025
Net Asset Value Per Share—Investor Shares	$95.66

Extended Market Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 64,427,309 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,119,074
Net Asset Value Per Share—ETF Shares	$126.02

Admiral Shares—Net Assets
Applicable to 234,187,479 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,390,611
Net Asset Value Per Share—Admiral Shares	$95.61

Institutional Shares—Net Assets
Applicable to 156,130,842 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,926,824
Net Asset Value Per Share—Institutional Shares	$95.60

Institutional Plus Shares—Net Assets
Applicable to 40,206,004 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,486,140
Net Asset Value Per Share—Institutional Plus Shares	$235.94

Institutional Select Shares—Net Assets
Applicable to 124,754,449 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,165,893
Net Asset Value Per Share—Institutional Select Shares	$153.63

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
§	Certain of the fund’s securities are valued using significant unobservable inputs.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,286,160,000.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	“Other” represents securities that are not classified by the fund’s benchmark index.
2	The fund invests a portion of its cash reserves in equity markets through the use of index futures and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,370,243,000 was received for securities on loan, of which $1,358,552,000 is held in Vanguard Market Liquidity Fund and $11,691,000 is held in cash.
5	Securities with a value of $24,453,000 and cash of $1,693,000 have been segregated as initial margin for open futures contracts.
6	Cash of $2,820,000 has been segregated as collateral for open over-the-counter swap contracts. OTC—Over-the-Counter.

Extended Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2020	4,470	373,379	5,821
E-mini S&P Mid-Cap 400 Index	March 2020	973	200,905	3,447
E-mini S&P 500 Index	March 2020	870	140,553	299
				9,567

Over-the-Counter Total Return Swaps

				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Splunk Inc.	9/2/20	BOANA	32,828	(1.697)	77	—
Twilio Inc. Class A	9/2/20	BOANA	20,656	(1.697)	—	(1,027)
Wayfair Inc.	9/2/20	BOANA	11,040	(1.697)	694	—
Workday Inc. Class A	9/2/20	BOANA	25,077	(1.697)	—	(2,087)
					771	(3,114)

1	Payment received/paid monthly.

BOANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends	916,627
Interest[1]	14,783
Securities Lending—Net	71,028
Total Income	1,002,438
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,282
Management and Administrative—Investor Shares	1,502
Management and Administrative—ETF Shares	3,125
Management and Administrative—Admiral Shares	9,607
Management and Administrative—Institutional Shares	5,483
Management and Administrative—Institutional Plus Shares	2,612
Management and Administrative—Institutional Select Shares	2,115
Marketing and Distribution—Investor Shares	89
Marketing and Distribution—ETF Shares	423
Marketing and Distribution—Admiral Shares	1,096
Marketing and Distribution—Institutional Shares	456
Marketing and Distribution—Institutional Plus Shares	135
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	825
Auditing Fees	51
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—ETF Shares	211
Shareholders’ Reports—Admiral Shares	158
Shareholders’ Reports—Institutional Shares	173
Shareholders’ Reports—Institutional Plus Shares	127
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	34
Total Expenses	32,516
Net Investment Income	969,922
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	3,398,924
Futures Contracts	107,122
Swap Contracts	21
Realized Net Gain (Loss)	3,506,067

Extended Market Index Fund

Statement of Operations (continued)

Year Ended
December 31, 2019
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	12,029,048
Futures Contracts	30,770
Swap Contracts	(1,915)
Change in Unrealized Appreciation (Depreciation)	12,057,903
Net Increase (Decrease) in Net Assets Resulting from Operations	16,533,892

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,113,000, $121,000, and $146,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $3,942,264,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	969,922	990,935
Realized Net Gain (Loss)	3,506,067	4,294,578
Change in Unrealized Appreciation (Depreciation)	12,057,903	(11,280,180)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,533,892	(5,994,667)
Distributions
Net Investment Income
Investor Shares	(8,928)	(18,718)
ETF Shares	(101,363)	(91,752)
Admiral Shares	(291,203)	(290,795)
Institutional Shares	(199,592)	(206,007)
Institutional Plus Shares	(129,133)	(130,677)
Institutional Select Shares	(248,571)	(216,956)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(978,790)	(954,905)
Capital Share Transactions
Investor Shares	(933,720)	(277,722)
ETF Shares	399,255	1,100,016
Admiral Shares	122,765	39,131
Institutional Shares	(740,441)	624,848
Institutional Plus Shares	(97,548)	(2,181,914)
Institutional Select Shares	1,967,463	2,770,352
Net Increase (Decrease) from Capital Share Transactions	717,774	2,074,711
Total Increase (Decrease)	16,272,876	(4,874,861)
Net Assets
Beginning of Period	58,270,691	63,145,552
End of Period	74,543,567	58,270,691

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$75.74	$84.80	$72.76	$63.61	$66.63
Investment Operations
Net Investment Income	.962[1]	1.193[1]	.916[1]	.919	.795
Net Realized and Unrealized Gain (Loss) on Investments	20.089	(9.104)	12.074	9.182	(3.050)
Total from Investment Operations	21.051	(7.911)	12.990	10.101	(2.255)
Distributions
Dividends from Net Investment Income	(1.131)	(1.149)	(.950)	(.951)	(.765)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.131)	(1.149)	(.950)	(.951)	(.765)
Net Asset Value, End of Period	$95.66	$75.74	$84.80	$72.76	$63.61

Total Return[2]	27.87%	-9.47%	17.94%	15.99%	-3.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$455	$1,139	$1,548	$2,021	$2,040
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.21%	0.21%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.09%	1.38%	1.24%	1.48%	1.20%
Portfolio Turnover Rate[3]	13%	10%	11%	12%	6%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$99.77	$111.72	$95.86	$83.80	$87.79
Investment Operations
Net Investment Income	1.636[1]	1.742[1]	1.420[1]	1.324	1.171
Net Realized and Unrealized Gain (Loss) on Investments	26.255	(12.036)	15.835	12.107	(4.033)
Total from Investment Operations	27.891	(10.294)	17.255	13.431	(2.862)
Distributions
Dividends from Net Investment Income	(1.641)	(1.656)	(1.395)	(1.371)	(1.128)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.641)	(1.656)	(1.395)	(1.371)	(1.128)
Net Asset Value, End of Period	$126.02	$99.77	$111.72	$95.86	$83.80

Total Return	28.04%	-9.37%	18.10%	16.16%	-3.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,119	$6,095	$5,711	$4,387	$4,272
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.40%	1.50%	1.37%	1.61%	1.33%
Portfolio Turnover Rate[2]	13%	10%	11%	12%	6%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$75.70	$84.76	$72.72	$63.58	$66.61
Investment Operations
Net Investment Income	1.236[1]	1.307[1]	1.071[1]	1.005	.887
Net Realized and Unrealized Gain (Loss) on Investments	19.918	(9.111)	12.026	9.175	(3.061)
Total from Investment Operations	21.154	(7.804)	13.097	10.180	(2.174)
Distributions
Dividends from Net Investment Income	(1.244)	(1.256)	(1.057)	(1.040)	(.856)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.244)	(1.256)	(1.057)	(1.040)	(.856)
Net Asset Value, End of Period	$95.61	$75.70	$84.76	$72.72	$63.58

Total Return[2]	28.03%	-9.36%	18.11%	16.13%	-3.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,391	$17,644	$19,712	$15,830	$13,143
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.50%	1.37%	1.61%	1.33%
Portfolio Turnover Rate[3]	13%	10%	11%	12%	6%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$75.69	$84.75	$72.72	$63.58	$66.60
Investment Operations
Net Investment Income	1.239[1]	1.319[1]	1.085[1]	1.018	.899
Net Realized and Unrealized Gain (Loss) on Investments	19.925	(9.113)	12.018	9.175	(3.050)
Total from Investment Operations	21.164	(7.794)	13.103	10.193	(2.151)
Distributions
Dividends from Net Investment Income	(1.254)	(1.266)	(1.073)	(1.053)	(.869)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.254)	(1.266)	(1.073)	(1.053)	(.869)
Net Asset Value, End of Period	$95.60	$75.69	$84.75	$72.72	$63.58

Total Return	28.05%	-9.35%	18.12%	16.15%	-3.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,927	$12,443	$13,359	$10,554	$8,621
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.40%	1.51%	1.39%	1.63%	1.35%
Portfolio Turnover Rate[2]	13%	10%	11%	12%	6%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$186.80	$209.16	$179.47	$156.89	$164.36
Investment Operations
Net Investment Income	3.078[1]	3.208[1]	2.611[1]	2.525	2.254
Net Realized and Unrealized Gain (Loss) on Investments	49.178	(22.426)	29.741	22.668	(7.549)
Total from Investment Operations	52.256	(19.218)	32.352	25.193	(5.295)
Distributions
Dividends from Net Investment Income	(3.116)	(3.142)	(2.662)	(2.613)	(2.175)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.116)	(3.142)	(2.662)	(2.613)	(2.175)
Net Asset Value, End of Period	$235.94	$186.80	$209.16	$179.47	$156.89

Total Return	28.07%	-9.35%	18.13%	16.18%	-3.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,486	$7,559	$10,565	$13,530	$14,526
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.52%	1.40%	1.64%	1.37%
Portfolio Turnover Rate[2]	13%	10%	11%	12%	6%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Select Shares

				June 27,
				2016[1] to
		Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$121.63	$136.19	$116.85	$98.43
Investment Operations
Net Investment Income	2.059[2]	2.184[2]	1.891[2]	1.050
Net Realized and Unrealized Gain (Loss) on Investments	31.999	(14.655)	19.221	18.428
Total from Investment Operations	34.058	(12.471)	21.112	19.478
Distributions
Dividends from Net Investment Income	(2.058)	(2.089)	(1.772)	(1.058)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(2.058)	(2.089)	(1.772)	(1.058)
Net Asset Value, End of Period	$153.63	$121.63	$136.19	$116.85

Total Return	28.09%	-9.32%	18.17%	19.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,166	$13,390	$12,250	$5,227
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%[3]
Ratio of Net Investment Income to Average Net Assets	1.44%	1.55%	1.43%	1.88%[3]
Portfolio Turnover Rate[4]	13%	10%	11%	12%[5]

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counter-party instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Extended Market Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

Extended Market Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Extended Market Index Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $3,295,000, representing less than 0.01% of the fund’s net assets and 1.32% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	73,749,668	65	1,434
Preferred Stocks	18	—	—
Temporary Cash Investments	2,144,983	24,455	—
Futures Contracts—Assets[1]	1,012	—	—
Swap Contracts—Assets	—	771	—
Swap Contracts—Liabilities	—	(3,114)	—
Total	75,895,681	22,177	1,434

1 Represents variation margin on the last day of the reporting period.

Extended Market Index Fund

D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	3,942,264
Total Distributable Earnings (Loss)	(3,942,264)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts, swap agreements; and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	32,340
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(1,247,223)
Net Unrealized Gains (Losses)	17,960,848

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	57,959,775
Gross Unrealized Appreciation	24,219,621
Gross Unrealized Depreciation	(6,258,773)
Net Unrealized Appreciation (Depreciation)	17,960,848

E.  During the year ended December 31, 2019, the fund purchased $16,631,403,000 of investment securities and sold $15,823,552,000 of investment securities, other than temporary cash investments. Purchases and sales include $7,165,619,000 and $7,177,700,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Extended Market Index Fund

F.   Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	238,416	2,595	199,854	2,271
Issued in Lieu of Cash Distributions	8,707	97	17,999	211
Redeemed[1]	(1,180,843)	(12,972)	(495,575)	(5,703)
Net Increase (Decrease)—Investor Shares	(933,720)	(10,280)	(277,722)	(3,221)
ETF Shares
Issued	7,615,450	64,286	7,647,925	66,519
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,216,195)	(60,950)	(6,547,909)	(56,550)
Net Increase (Decrease)—ETF Shares	399,255	3,336	1,100,016	9,969
Admiral Shares
Issued[1]	3,375,088	37,971	3,351,183	38,683
Issued in Lieu of Cash Distributions	246,482	2,706	249,801	2,937
Redeemed	(3,498,805)	(39,580)	(3,561,853)	(41,092)
Net Increase (Decrease)—Admiral Shares	122,765	1,097	39,131	528
Institutional Shares
Issued	2,265,538	25,810	3,478,254	39,801
Issued in Lieu of Cash Distributions	189,780	2,085	196,518	2,311
Redeemed	(3,195,759)	(36,156)	(3,049,924)	(35,344)
Net Increase (Decrease)—Institutional Shares	(740,441)	(8,261)	624,848	6,768
Institutional Plus Shares
Issued	2,145,116	9,842	4,078,076	19,134
Issued in Lieu of Cash Distributions	123,576	550	124,757	595
Redeemed	(2,366,240)	(10,652)	(6,384,747)	(29,774)
Net Increase (Decrease)—Institutional Plus Shares	(97,548)	(260)	(2,181,914)	(10,045)
Institutional Select Shares
Issued	3,238,408	23,556	3,470,354	25,181
Issued in Lieu of Cash Distributions	248,571	1,696	216,956	1,590
Redeemed	(1,519,516)	(10,585)	(916,958)	(6,630)
Net Increase (Decrease)—Institutional Select Shares	1,967,463	14,667	2,770,352	20,141

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 8,887,000 and 8,891,000 shares, respectively, in the amount of $806,344,000 from the conversion during the year ended December 31, 2019.

G.   Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Index Fund Investor Shares	30.86%	9.12%	12.93%	$33,736
Spliced Mid-Cap Index	31.09	9.29	13.13	34,328
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index through January 30, 2013; CRSP US Mid Cap Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Index Fund ETF Shares Net Asset Value	31.04%	9.26%	13.08%	$34,175
Mid-Cap Index Fund ETF Shares Market Price	31.07	9.25	13.07	34,150
Spliced Mid-Cap Index	31.09	9.29	13.13	34,328
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Index Fund Admiral Shares	31.03%	9.25%	13.08%	$34,175
Spliced Mid-Cap Index	31.09	9.29	13.13	34,328
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Mid-Cap Index Fund Institutional Shares	31.04%	9.26%	13.09%	$17,114,232
Spliced Mid-Cap Index	31.09	9.29	13.13	17,164,114
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	17,625,579

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/15/2010)	Investment
Mid-Cap Index Fund Institutional Plus Shares	31.06%	9.28%	12.00%	$278,727,935
Spliced Mid-Cap Index	31.09	9.29	12.02	279,052,511
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.17	306,098,386

“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

Cumulative Returns of ETF Shares: December 31, 2009, Through December 31, 2019

	One	Five	Ten
	Year	Years	Years
Mid-Cap Index Fund ETF Shares Market Price	31.07%	55.66%	241.50%
Mid-Cap Index Fund ETF Shares Net Asset Value	31.04	55.69	241.75
Spliced Mid-Cap Index	31.09	55.90	243.28

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

Mid-Cap Index Fund

Sector Diversification

As of December 31, 2019

Basic Materials	4.2%
Consumer Goods	9.4
Consumer Services	11.5
Financials	21.6
Health Care	9.3
Industrials	16.4
Oil & Gas	4.5
Other	0.0
Technology	15.9
Telecommunications	0.6
Utilities	6.6

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Mid-Cap Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (4.2%)
	Newmont Goldcorp Corp.	20,639,021	896,765
	Freeport-McMoRan Inc.	34,664,005	454,792
	International Paper Co.	9,863,297	454,205
	Nucor Corp.	7,625,644	429,171
	Celanese Corp. Class A	3,040,371	374,330
	International Flavors & Fragrances Inc.	2,685,657	346,503
	FMC Corp.	3,265,286	325,941
	Avery Dennison Corp.	2,100,096	274,735
	CF Industries Holdings Inc.	5,469,008	261,090
	Eastman Chemical Co.	3,077,623	243,932
	Albemarle Corp.	2,666,491	194,761
	Mosaic Co.	8,570,911	185,475
	Reliance Steel & Aluminum Co.	796,028	95,332
*	Axalta Coating Systems Ltd.	2,656,899	80,770
	Westlake Chemical Corp.	967,122	67,844
			4,685,646
Consumer Goods (9.4%)
*	Lululemon Athletica Inc.	2,945,022	682,273
	McCormick & Co. Inc.	3,111,601	528,132
	Clorox Co.	3,160,482	485,260
	DR Horton Inc.	8,815,556	465,021
	Church & Dwight Co. Inc.	6,172,844	434,198
	Conagra Brands Inc.	12,237,247	419,003
	Lennar Corp. Class A	7,182,222	400,696
	Genuine Parts Co.	3,471,063	368,731
	Garmin Ltd.	3,585,445	349,796
*	Take-Two Interactive Software Inc.	2,850,911	349,037
	Hasbro Inc.	3,236,445	341,801
	Tyson Foods Inc. Class A	3,711,920	337,933
*	NVR Inc.	88,301	336,286
	Lamb Weston Holdings Inc.	3,673,651	316,044
	Aptiv plc	3,210,557	304,907
	JM Smucker Co.	2,730,577	284,335
	Hormel Foods Corp.	6,267,286	282,717
	Corteva Inc.	9,419,644	278,445
	PulteGroup Inc.	6,474,898	251,226
*	LKQ Corp.	6,935,412	247,594
	Molson Coors Brewing Co. Class B	4,441,709	239,408
	Whirlpool Corp.	1,589,211	234,456
	Fortune Brands Home & Security Inc.	3,496,790	228,480
	BorgWarner Inc.	5,193,292	225,285
	Lear Corp.	1,525,414	209,287
*	Mohawk Industries Inc.	1,440,765	196,492
	PVH Corp.	1,864,579	196,061
	Bunge Ltd.	3,383,859	194,741
	Tapestry Inc.	6,939,078	187,147
	Newell Brands Inc.	9,580,890	184,145
*	WABCO Holdings Inc.	1,291,749	175,032
	Campbell Soup Co.	2,923,763	144,492
*,^	Wayfair Inc.	1,570,604	141,936
	Ralph Lauren Corp. Class A	1,188,275	139,290
*	Under Armour Inc. Class A	4,703,677	101,599
*	Under Armour Inc. Class C	4,928,321	94,525
	Coty Inc. Class A	7,619,241	85,717
	Levi Strauss & Co. Class A	1,115,336	21,515
	Lennar Corp. Class B	212,981	9,520
			10,472,563
Consumer Services (11.5%)
*	Chipotle Mexican Grill Inc. Class A	699,820	585,826
	Royal Caribbean Cruises Ltd.	4,222,909	563,801
*	Dollar Tree Inc.	5,958,796	560,425
	Best Buy Co. Inc.	5,640,873	495,269

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Copart Inc.	5,263,204	478,636
*	Liberty Broadband Corp.	3,644,755	458,328
	Omnicom Group Inc.	5,486,641	444,528
	MGM Resorts International	11,656,228	387,803
	Tiffany & Co.	2,870,534	383,647
	Expedia Group Inc.	3,506,379	379,180
*	CarMax Inc.	4,135,299	362,542
*	AutoZone Inc.	299,731	357,072
*	Ulta Beauty Inc.	1,406,203	355,966
	Darden Restaurants Inc.	3,084,056	336,193
	Wynn Resorts Ltd.	2,294,528	318,641
*	Norwegian Cruise Line Holdings Ltd.	5,359,718	313,061
	AmerisourceBergen Corp. Class A	3,625,148	308,210
	Domino’s Pizza Inc.	1,028,685	302,207
*	Roku Inc.	2,187,198	292,866
	American Airlines Group Inc.	9,938,506	285,036
	ViacomCBS Inc. Class B	6,708,626	281,561
	Tractor Supply Co.	2,977,760	278,242
	Aramark	6,273,867	272,286
	Advance Auto Parts Inc.	1,655,068	265,076
*	Discovery Communications Inc.	8,631,010	263,159
	FactSet Research Systems Inc.	954,581	256,114
*	Live Nation Entertainment Inc.	3,492,715	249,624
*	United Airlines Holdings Inc.	2,705,739	238,348
	Interpublic Group of Cos. Inc.	9,750,035	225,226
*	Lyft Inc. Class A	5,042,370	216,923
*	Altice USA Inc. Class A	7,931,677	216,852
*	DISH Network Corp. Class A	6,012,158	213,251
	Alaska Air Group Inc.	3,096,007	209,754
	Kohl’s Corp.	4,001,490	203,876
*	Liberty Media Corp-Liberty SiriusXM Class C	3,961,522	190,708
*	Burlington Stores Inc.	833,359	190,031
	Nielsen Holdings plc	8,943,050	181,544
	News Corp. Class A	12,508,469	176,870
	Rollins Inc.	3,691,770	122,419
	Vail Resorts Inc.	507,151	121,630
*,^	Discovery Communications Inc. Class A	3,464,863	113,440
*	Liberty Media Corp-Liberty SiriusXM Class A	2,077,005	100,402
*	Liberty Broadband Corp. Class A	640,037	79,723
	Hyatt Hotels Corp. Class A	873,090	78,325
*,^	Carvana Co. Class A	632,226	58,196
*,^	Chewy Inc.	1,073,353	31,127
^	ViacomCBS Inc. Class A	148,609	6,668
	News Corp. Class B	356,118	5,167
			12,815,779
Financials (21.5%)
*	IHS Markit Ltd.	9,586,319	722,329
	SBA Communications Corp. Class A	2,833,760	682,908
	Digital Realty Trust Inc.	5,255,079	629,243
	Realty Income Corp.	8,209,110	604,437
	Hartford Financial Services Group Inc.	9,078,224	551,684
	M&T Bank Corp.	3,156,207	535,766
	MSCI Inc. Class A	2,025,640	522,980
	KeyCorp	24,802,177	501,996
	Essex Property Trust Inc.	1,664,536	500,792
*	CBRE Group Inc. Class A	8,008,280	490,827
	Alexandria Real Estate Equities Inc.	2,898,999	468,420
	Arthur J Gallagher & Co.	4,692,120	446,831
	Citizens Financial Group Inc.	10,947,717	444,587
	Healthpeak Properties Inc.	12,844,665	442,756
	Cincinnati Financial Corp.	4,109,960	432,162
	Equifax Inc.	3,044,291	426,566
	Regions Financial Corp.	24,306,095	417,093
*	Arch Capital Group Ltd.	9,684,587	415,372
	Invitation Homes Inc.	13,540,121	405,797
	Huntington Bancshares Inc.	25,969,945	391,627
	Principal Financial Group Inc.	6,990,192	384,460
	KKR & Co. Inc. Class A	13,148,652	383,546
	Mid-America Apartment Communities Inc.	2,869,097	378,319
*	Markel Corp.	330,522	377,843
	AvalonBay Communities Inc.	1,757,399	368,526
	First Republic Bank	3,043,264	357,431
	Sun Communities Inc.	2,331,093	349,897
	WP Carey Inc.	4,331,534	346,696
	UDR Inc.	7,373,815	344,357
	MarketAxess Holdings Inc.	906,211	343,554

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Annaly Capital Management Inc.	35,948,210	338,632
	Host Hotels & Resorts Inc.	18,076,754	335,324
	Cboe Global Markets Inc.	2,789,476	334,737
	Loews Corp.	6,357,779	333,720
	Extra Space Storage Inc.	3,095,751	326,973
*	SVB Financial Group	1,296,291	325,421
	Duke Realty Corp.	9,247,783	320,621
	Nasdaq Inc.	2,886,312	309,124
	Fidelity National Financial Inc.	6,587,874	298,760
	Lincoln National Corp.	4,995,306	294,773
	Ally Financial Inc.	9,554,360	291,981
	Vornado Realty Trust	4,320,912	287,341
	Everest Re Group Ltd.	1,026,294	284,119
	Weyerhaeuser Co.	9,365,177	282,828
	Western Union Co.	10,548,893	282,499
	Raymond James Financial Inc.	3,139,792	280,886
*	Alleghany Corp.	343,856	274,937
	Regency Centers Corp.	4,213,810	265,849
	Ameriprise Financial Inc.	1,592,996	265,361
	AXA Equitable Holdings Inc.	10,528,485	260,896
	Comerica Inc.	3,635,766	260,866
	E*TRADE Financial Corp.	5,697,619	258,501
	Camden Property Trust	2,436,372	258,499
	Globe Life Inc.	2,451,189	257,988
	Reinsurance Group of America Inc. Class A	1,574,578	256,751
	VEREIT Inc.	26,844,993	248,048
	Federal Realty Investment Trust	1,899,803	244,562
	AGNC Investment Corp.	13,605,749	240,550
	WR Berkley Corp.	3,467,322	239,592
	Iron Mountain Inc.	7,218,475	230,053
	SEI Investments Co.	3,401,465	222,728
	Zions Bancorp NA	4,286,039	222,531
	Kimco Realty Corp.	10,087,049	208,903
	Voya Financial Inc.	3,391,305	206,802
	SL Green Realty Corp.	2,014,495	185,092
	Franklin Resources Inc.	6,891,455	179,040
*	Athene Holding Ltd. Class A	3,587,571	168,723
	Invesco Ltd.	9,128,706	164,134
	Jones Lang LaSalle Inc.	647,410	112,708
	People’s United Financial Inc.	5,566,692	94,077
	Interactive Brokers Group Inc.	915,900	42,699
		23,966,431
Health Care (9.2%)
*	IQVIA Holdings Inc.	4,153,559	641,766
*	Centene Corp.	9,897,073	622,229
*	IDEXX Laboratories Inc.	2,159,497	563,909
	ResMed Inc.	3,620,048	560,999
*	DexCom Inc.	2,301,828	503,502
*	Align Technology Inc.	1,783,911	497,782
	Teleflex Inc.	1,166,020	438,937
*	WellCare Health Plans Inc.	1,265,985	418,041
*	Laboratory Corp. of America Holdings	2,442,393	413,180
*	Incyte Corp.	4,604,534	402,068
	Cooper Cos. Inc.	1,246,929	400,626
*	BioMarin Pharmaceutical Inc.	4,517,164	381,926
	Cardinal Health Inc.	7,369,721	372,760
	Quest Diagnostics Inc.	3,388,396	361,847
*	Hologic Inc.	6,745,116	352,162
*	Seattle Genetics Inc.	3,017,105	344,734
*	Exact Sciences Corp.	3,702,715	342,427
*	Varian Medical Systems Inc.	2,286,267	324,673
*	Alnylam Pharmaceuticals Inc.	2,803,499	322,879
	Dentsply Sirona Inc.	5,594,338	316,584
	Universal Health Services Inc. Class B	1,919,718	275,403
*	Mylan NV	12,979,702	260,892
*	Elanco Animal Health Inc.	8,680,619	255,644
*	Henry Schein Inc.	3,691,018	246,265
*	Jazz Pharmaceuticals plc	1,351,866	201,807
*	ABIOMED Inc.	1,078,816	184,035
	Perrigo Co. plc	3,251,468	167,971
*	DaVita Inc.	2,119,640	159,037
			10,334,085
Industrials (16.4%)
	Amphenol Corp. Class A	7,465,248	807,964
	TransDigm Group Inc.	1,280,384	717,015
	Willis Towers Watson plc	3,236,660	653,611
*	FleetCor Technologies Inc.	2,184,507	628,526
	Verisk Analytics Inc. Class A	4,124,700	615,983
	Waste Connections Inc.	6,626,121	601,586
	Cintas Corp.	2,211,626	595,104
	AMETEK Inc.	5,758,034	574,306

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	CoStar Group Inc.	922,157	551,727
	Fastenal Co.	14,423,622	532,953
	Ball Corp.	8,236,586	532,660
*	Mettler-Toledo International Inc.	613,357	486,564
*	Keysight Technologies Inc.	4,715,301	483,931
	Vulcan Materials Co.	3,333,392	479,975
	Martin Marietta Materials Inc.	1,574,289	440,234
	Dover Corp.	3,652,714	421,012
	TransUnion	4,733,219	405,211
	WW Grainger Inc.	1,153,576	390,509
	Kansas City Southern	2,492,984	381,825
*	Waters Corp.	1,621,004	378,748
	Xylem Inc.	4,527,935	356,756
	Broadridge Financial Solutions Inc.	2,883,424	356,218
	Wabtec Corp.	4,578,562	356,212
	Masco Corp.	7,192,928	345,189
	Old Dominion Freight Line Inc.	1,806,827	342,900
	Expeditors International of Washington Inc.	4,284,113	334,246
*	United Rentals Inc.	1,889,661	315,139
	Arconic Inc.	9,801,444	301,590
	Jacobs Engineering Group Inc.	3,339,879	300,021
	Rockwell Automation Inc.	1,452,714	294,422
	Westrock Co.	6,497,497	278,808
*	Square Inc.	4,365,032	273,076
	Packaging Corp. of America	2,380,955	266,643
	CH Robinson Worldwide Inc.	3,403,215	266,131
*	Trimble Inc.	6,264,082	261,150
	Huntington Ingalls Industries Inc.	1,028,920	258,135
	Textron Inc.	5,740,864	256,043
	JB Hunt Transport Services Inc.	2,144,042	250,381
*	Crown Holdings Inc.	3,408,306	247,239
	Snap-on Inc.	1,379,320	233,657
*	Sensata Technologies Holding plc	3,994,064	215,160
	Hubbell Inc. Class B	1,366,968	202,065
	HEICO Corp. Class A	2,093,238	187,408
	Xerox Holdings Corp.	4,621,421	170,392
	Jack Henry & Associates Inc.	968,215	141,040
*	IPG Photonics Corp.	866,949	125,638
	Cognex Corp.	2,039,908	114,316
	HEICO Corp.	959,840	109,566
	Pentair plc	2,112,184	96,886
*	XPO Logistics Inc.	1,159,613	92,421
	FLIR Systems Inc.	1,686,702	87,827
	Robert Half International Inc.	1,385,231	87,477
	AO Smith Corp.	1,722,525	82,061
	Alliance Data Systems Corp.	208	23
		18,285,680
Oil & Gas (4.5%)
	ONEOK Inc.	10,400,645	787,017
	Halliburton Co.	20,977,137	513,311
	Hess Corp.	6,905,808	461,377
	Concho Resources Inc.	5,062,607	443,332
	Diamondback Energy Inc.	4,042,525	375,389
*	Cheniere Energy Inc.	5,767,229	352,205
	Noble Energy Inc.	12,027,060	298,752
	Marathon Oil Corp.	20,116,035	273,176
	National Oilwell Varco Inc.	9,700,920	243,008
	Apache Corp.	9,455,687	241,971
	Targa Resources Corp.	5,852,073	238,940
	Devon Energy Corp.	9,176,491	238,313
	Baker Hughes a GE Co. Class A	8,171,001	209,423
	HollyFrontier Corp.	3,653,273	185,257
	Cabot Oil & Gas Corp.	5,131,358	89,337
	Continental Resources Inc.	1,866,242	64,012
			5,014,820
Other (0.0%)[2]
*,§	American International Group Inc. Warrants Exp. 01/19/2021	8,771	—

Technology (15.8%)
	KLA Corp.	3,971,625	707,624
	Motorola Solutions Inc.	4,313,194	695,028
*	Advanced Micro Devices Inc.	14,013,924	642,679
	Microchip Technology Inc.	6,017,251	630,127
	Xilinx Inc.	6,331,679	619,048
*	Twitter Inc.	18,569,122	595,140
*	Splunk Inc.	3,885,324	581,905
	Cerner Corp.	7,512,080	551,312
*	ANSYS Inc.	2,120,122	545,741
*	Palo Alto Networks Inc.	2,340,608	541,266
*	Synopsys Inc.	3,784,464	526,797
	Skyworks Solutions Inc.	4,285,343	518,012
	CDW Corp.	3,617,687	516,750
*	VeriSign Inc.	2,661,536	512,825
*	IAC/InterActiveCorp	1,982,022	493,742

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Cadence Design Systems Inc.	7,064,193	489,972
*	Veeva Systems Inc. Class A	3,307,483	465,231
	Western Digital Corp.	7,105,726	451,000
	Marvell Technology Group Ltd.	16,775,006	445,544
	Maxim Integrated Products Inc.	6,806,945	418,695
*	Fortinet Inc.	3,656,251	390,341
*	Snap Inc.	23,334,453	381,052
	NortonLifeLock Inc.	14,107,021	360,011
	NetApp Inc.	5,751,809	358,050
	Citrix Systems Inc.	3,114,538	345,402
*	Qorvo Inc.	2,921,984	339,622
	Seagate Technology plc	5,617,948	334,268
*	Akamai Technologies Inc.	3,861,606	333,566
	SS&C Technologies Holdings Inc.	5,401,186	331,633
*	Paycom Software Inc.	1,248,161	330,463
*	Gartner Inc.	2,136,871	329,292
*	Okta Inc.	2,680,380	309,235
*	Twilio Inc. Class A	3,133,631	307,973
*	GoDaddy Inc. Class A	4,293,443	291,611
*	Arista Networks Inc.	1,344,832	273,539
	Hewlett Packard Enterprise Co.	16,275,030	258,122
*	Black Knight Inc.	3,574,285	230,470
*	F5 Networks Inc.	1,528,876	213,508
	Juniper Networks Inc.	8,414,896	207,259
*	RingCentral Inc. Class A	941,013	158,721
*	Pinterest Inc. Class A	7,702,000	143,565
*,^	Slack Technologies Inc. Class A	5,874,745	132,064
	DXC Technology Co.	3,217,036	120,928
*,^	Match Group Inc.	1,320,649	108,438
*	Dropbox Inc. Class A	5,426,630	97,191
*,^	Datadog Inc. Class A	693,856	26,214
*	Crowdstrike Holdings Inc. Class A	519,743	25,920
		17,686,896
Telecommunications (0.6%)
	CenturyLink Inc.	27,409,745	362,083
*	Zayo Group Holdings Inc.	5,961,553	206,568
*,^	Zoom Video Communications Inc. Class A	1,144,490	77,871
			646,522
Utilities (6.6%)
	WEC Energy Group Inc.	7,937,312	732,058
	Eversource Energy	8,146,636	693,034
	FirstEnergy Corp.	13,609,155	661,405
	DTE Energy Co.	4,820,388	626,024
	Entergy Corp.	5,008,965	600,074
	American Water Works Co. Inc.	4,548,347	558,764
	Ameren Corp.	6,197,066	475,935
	CMS Energy Corp.	7,138,662	448,593
	Evergy Inc.	5,733,382	373,186
	CenterPoint Energy Inc.	12,624,742	344,277
	Alliant Energy Corp.	6,139,504	335,954
	AES Corp.	16,723,791	332,803
	NiSource Inc.	9,393,108	261,504
	Pinnacle West Capital Corp.	2,828,219	254,342
	Vistra Energy Corp.	9,808,134	225,489
	OGE Energy Corp.	5,035,196	223,915
	NRG Energy Inc.	3,007,412	119,545
	Avangrid Inc.	1,546,534	79,121
			7,346,023
Total Common Stocks
(Cost $77,451,018)		111,254,445
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
[3,4]	Vanguard Market Liquidity Fund, 1.816%	8,556,715	855,757

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill, 1.624%, 1/16/20	2,100	2,099
[5]	United States Treasury Bill, 1.566%, 2/20/20	8,000	7,983
[5]	United States Treasury Bill, 1.541%, 4/30/20	7,400	7,363
			17,445
Total Temporary Cash Investments (Cost $873,161)			873,202
Total Investments (100.5%) (Cost $78,324,179)			112,127,647

Mid-Cap Index Fund

Amount
($000)
Other Assets and Liabilities (-0.5%)
Other Assets
Investment in Vanguard	4,946
Receivables for Accrued Income	187,605
Receivables for Capital Shares Issued	77,545
Variation Margin Receivable—Futures Contracts	377
Unrealized Appreciation—OTC Swap Contracts	7,387
Other Assets	1,199
Total Other Assets	279,059
Liabilities
Payables for Investment Securities Purchased	(5,567)
Collateral for Securities on Loan	(331,590)
Payables for Capital Shares Redeemed	(481,112)
Payables to Vanguard	(20,671)
Variation Margin Payable—Futures Contracts	(86)
Other Liabilities	(354)
Total Liabilities	(839,380)
Net Assets (100%)	111,567,326

At December 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	81,572,409
Total Distributable Earnings (Loss)	29,994,917
Net Assets	111,567,326

Investor Shares—Net Assets
Applicable to 18,025,641 out standing $.001 par value shares of beneficial interest (unlimited authorization)	876,821
Net Asset Value Per Share—Investor Shares	$48.64

ETF Shares—Net Assets
Applicable to 162,871,029 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,013,611
Net Asset Value Per Share—ETF Shares	$178.14

Admiral Shares—Net Assets
Applicable to 215,898,327 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	47,639,963
Net Asset Value Per Share—Admiral Shares	$220.66

Institutional Shares—Net Assets
Applicable to 419,021,991 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,425,219
Net Asset Value Per Share—Institutional Shares	$48.74

Institutional Plus Shares—Net Assets
Applicable to 56,621,122 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,611,712
Net Asset Value Per Share—Institutional Plus Shares	$240.40

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $323,146,000.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $331,590,000 was received for securities on loan.
5	Securities with a value of $14,166,000 have been segregated as initial margin for open futures contracts.
OTC—Over-the-Counter.

Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2020	238		49,142	853

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid	)[1]	Appreciation	(Depreciation	)
Reference Entity	Date	Counterparty	($000)	(%	)	($000)	($000)
ADT Inc.	2/4/20	GSI	8,040	(1.745)		620	—
Campbell Soup Co.	2/4/20	GSI	95,920	(1.745)		2,859	—
Discovery Communications Inc. Class A	2/4/20	GSI	9,770	(1.745)		112	—
Elanco Animal Health Inc.	2/4/20	GSI	19,817	(1.745)		786	—
First Republic Bank	2/4/20	GSI	139,116	(2.375)		1,705	—
Hormel Foods Corp.	2/4/20	GSI	20,192	(1.745)		95	—
Snap Inc.	2/4/20	GSI	15,110	(1.745)		1,210	—
						7,387	—

1 Payment received/paid monthly.

GSI—Goldman Sachs International.

At December 31, 2019, a counterparty had deposited in a segregated account securities with a value of $6,411,000 in connection with over-the-counter swap contracts. After December 31, 2019, a counterparty posted additional collateral of $1,227,000 in connection with over-the-counter swap contracts as of December 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends	1,694,590
Interest[1]	14,372
Securities Lending—Net	8,600
Total Income	1,717,562
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,255
Management and Administrative—Investor Shares	3,418
Management and Administrative—ETF Shares	7,187
Management and Administrative—Admiral Shares	16,303
Management and Administrative—Institutional Shares	6,005
Management and Administrative—Institutional Plus Shares	3,023
Marketing and Distribution—Investor Shares	209
Marketing and Distribution—ETF Shares	1,156
Marketing and Distribution—Admiral Shares	2,318
Marketing and Distribution—Institutional Shares	569
Marketing and Distribution—Institutional Plus Shares	141
Custodian Fees	340
Auditing Fees	38
Shareholders’ Reports—Investor Shares	39
Shareholders’ Reports—ETF Shares	745
Shareholders’ Reports—Admiral Shares	425
Shareholders’ Reports—Institutional Shares	182
Shareholders’ Reports—Institutional Plus Shares	67
Trustees’ Fees and Expenses	52
Total Expenses	47,472
Expenses Paid Indirectly	(231)
Net Expenses	47,241
Net Investment Income	1,670,321
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	5,971,728
Futures Contracts	92,394
Swap Contracts	63,893
Realized Net Gain (Loss)	6,128,015

Mid-Cap Index Fund

Statement of Operations (continued)

Year Ended
December 31, 2019
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	19,081,611
Futures Contracts	10,298
Swap Contracts	7,387
Change in Unrealized Appreciation (Depreciation)	19,099,296
Net Increase (Decrease) in Net Assets Resulting from Operations	26,897,632

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,910,000, $85,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $6,719,631,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,670,321	1,571,870
Realized Net Gain (Loss)	6,128,015	2,601,958
Change in Unrealized Appreciation (Depreciation)	19,099,296	(13,063,674)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,897,632	(8,889,846)
Distributions
Net Investment Income
Investor Shares	(26,988)	(54,870)
ETF Shares	(422,085)	(379,651)
Admiral Shares	(686,030)	(622,912)
Institutional Shares	(310,881)	(299,399)
Institutional Plus Shares	(209,895)	(207,758)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,655,879)	(1,564,590)
Capital Share Transactions
Investor Shares	(2,885,883)	(637,108)
ETF Shares	1,384,000	1,893,336
Admiral Shares	2,653,885	1,163,012
Institutional Shares	(854,895)	281,374
Institutional Plus Shares	(979,981)	29,603
Net Increase (Decrease) from Capital Share Transactions	(682,874)	2,730,217
Total Increase (Decrease)	24,558,879	(7,724,219)
Net Assets
Beginning of Period	87,008,447	94,732,666
End of Period	111,567,326	87,008,447

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$37.71	$42.23	$35.92	$32.79	$33.72
Investment Operations
Net Investment Income	.577[1]	.640[1]	.520[1]	.472	.444
Net Realized and Unrealized Gain (Loss) on Investments	11.018	(4.528)	6.313	3.138	(.939)
Total from Investment Operations	11.595	(3.888)	6.833	3.610	(.495)
Distributions
Dividends from Net Investment Income	(.665)	(.632)	(.523)	(.480)	(.435)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.665)	(.632)	(.523)	(.480)	(.435)
Net Asset Value, End of Period	$48.64	$37.71	$42.23	$35.92	$32.79

Total Return[2]	30.86%	-9.34%	19.12%	11.07%	-1.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$877	$3,043	$4,047	$4,138	$4,140
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.18%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.49%	1.34%	1.42%	1.35%
Portfolio Turnover Rate[3]	15%	16%	14%	15%	15%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$138.08	$154.65	$131.55	$120.07	$123.50
Investment Operations
Net Investment Income	2.663[1]	2.535[1]	2.112[1]	1.877	1.793
Net Realized and Unrealized Gain (Loss) on Investments	40.043	(16.584)	23.076	11.510	(3.457)
Total from Investment Operations	42.706	(14.049)	25.188	13.387	(1.664)
Distributions
Dividends from Net Investment Income	(2.646)	(2.521)	(2.088)	(1.907)	(1.766)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.646)	(2.521)	(2.088)	(1.907)	(1.766)
Net Asset Value, End of Period	$178.14	$138.08	$154.65	$131.55	$120.07

Total Return	31.04%	-9.21%	19.25%	11.23%	-1.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,014	$21,261	$21,937	$16,544	$12,984
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.62%	1.46%	1.54%	1.47%
Portfolio Turnover Rate[2]	15%	16%	14%	15%	15%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$171.04	$191.55	$162.94	$148.72	$152.97
Investment Operations
Net Investment Income	3.296[1]	3.135[1]	2.606[1]	2.325	2.214
Net Realized and Unrealized Gain (Loss) on Investments	49.578	(20.539)	28.591	14.257	(4.284)
Total from Investment Operations	52.874	(17.404)	31.197	16.582	(2.070)
Distributions
Dividends from Net Investment Income	(3.254)	(3.106)	(2.587)	(2.362)	(2.180)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.254)	(3.106)	(2.587)	(2.362)	(2.180)
Net Asset Value, End of Period	$220.66	$171.04	$191.55	$162.94	$148.72

Total Return[2]	31.03%	-9.23%	19.25%	11.22%	-1.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$47,640	$34,754	$37,778	$29,854	$25,061
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.61%	1.46%	1.54%	1.47%
Portfolio Turnover Rate[3]	15%	16%	14%	15%	15%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$37.78	$42.32	$35.99	$32.85	$33.79
Investment Operations
Net Investment Income	.727[1]	.697[1]	.580[1]	.516	.492
Net Realized and Unrealized Gain (Loss) on Investments	10.957	(4.547)	6.325	3.148	(.947)
Total from Investment Operations	11.684	(3.850)	6.905	3.664	(.455)
Distributions
Dividends from Net Investment Income	(.724)	(.690)	(.575)	(.524)	(.485)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.724)	(.690)	(.575)	(.524)	(.485)
Net Asset Value, End of Period	$48.74	$37.78	$42.32	$35.99	$32.85

Total Return	31.04%	-9.24%	19.29%	11.23%	-1.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,425	$16,524	$18,222	$14,540	$12,278
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.62%	1.47%	1.55%	1.48%
Portfolio Turnover Rate[2]	15%	16%	14%	15%	15%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$186.34	$208.69	$177.51	$162.03	$166.65
Investment Operations
Net Investment Income	3.598[1]	3.464[1]	2.856[1]	2.564	2.461
Net Realized and Unrealized Gain (Loss) on Investments	54.052	(22.388)	31.179	15.524	(4.657)
Total from Investment Operations	57.650	(18.924)	34.035	18.088	(2.196)
Distributions
Dividends from Net Investment Income	(3.590)	(3.426)	(2.855)	(2.608)	(2.424)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.590)	(3.426)	(2.855)	(2.608)	(2.424)
Net Asset Value, End of Period	$240.40	$186.34	$208.69	$177.51	$162.03

Total Return	31.06%	-9.21%	19.28%	11.24%	-1.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,612	$11,426	$12,749	$11,415	$11,260
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.62%	1.63%	1.48%	1.56%	1.50%
Portfolio Turnover Rate[2]	15%	16%	14%	15%	15%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.       The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counter-parties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

Mid-Cap Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Mid-Cap Index Fund

B.       In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $4,946,000, representing less than 0.01% of the fund’s net assets and 1.98% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.       The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $231,000 (an annual rate of less than 0.01% of average net assets).

D.       Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	111,254,445	—	—
Temporary Cash Investments	855,757	17,445	—
Futures Contracts—Assets[1]	377	—	—
Futures Contracts—Liabilities[1]	(86)	—	—
Swap Contracts—Assets	—	7,387	—
Total	112,110,493	24,832	—

1       Represents variation margin on the last day of the reporting period.

Mid-Cap Index Fund

E.       Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	6,719,631
Total Distributable Earnings (Loss)	(6,719,631)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts and swap agreements. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	86,481
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(3,876,921)
Net Unrealized Gains (Losses)	33,803,468

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	78,324,179
Gross Unrealized Appreciation	37,145,944
Gross Unrealized Depreciation	(3,342,476)
Net Unrealized Appreciation (Depreciation)	33,803,468

F.       During the year ended December 31, 2019, the fund purchased $26,492,152,000 of investment securities and sold $27,042,993,000 of investment securities, other than temporary cash investments. Purchases and sales include $10,925,128,000 and $11,299,183,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2019, such purchases and sales were $737,486,000 and $4,853,122,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

Mid-Cap Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	663,261	14,332	460,927	10,697
Issued in Lieu of Cash Distributions	25,880	576	51,976	1,246
Redeemed[1]	(3,575,024)	(77,577)	(1,150,011)	(27,085)
Net Increase (Decrease)—Investor Shares	(2,885,883)	(62,669)	(637,108)	(15,142)
ETF Shares
Issued	12,595,802	76,273	7,020,300	44,451
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(11,211,802)	(67,375)	(5,126,964)	(32,325)
Net Increase (Decrease)—ETF Shares	1,384,000	8,898	1,893,336	12,126
Admiral Shares
Issued[1]	9,353,130	45,718	6,872,425	35,591
Issued in Lieu of Cash Distributions	609,089	2,913	554,067	2,934
Redeemed	(7,308,334)	(35,924)	(6,263,480)	(32,554)
Net Increase (Decrease)—Admiral Shares	2,653,885	12,707	1,163,012	5,971
Institutional Shares
Issued	2,788,932	62,497	3,474,371	81,423
Issued in Lieu of Cash Distributions	290,016	6,288	279,478	6,699
Redeemed	(3,933,843)	(87,103)	(3,472,475)	(81,398)
Net Increase (Decrease)—Institutional Shares	(854,895)	(18,318)	281,374	6,724
Institutional Plus Shares
Issued	1,606,615	7,413	1,225,456	5,922
Issued in Lieu of Cash Distributions	206,480	909	204,431	993
Redeemed	(2,793,076)	(13,021)	(1,400,284)	(6,687)
Net Increase (Decrease)—Institutional Plus Shares	(979,981)	(4,699)	29,603	228

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 56,275,000 and 12,406,000 shares, respectively, in the amount of $2,597,186,000 from the conversion during the year ended December 31, 2019.

H.       Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Growth Index Fund Investor Shares	33.72%	10.09%	13.26%	$34,746
Spliced Mid-Cap Growth Index	33.93	10.28	13.46	35,364
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

Spliced Mid-Cap Growth Index: MSCI US Mid Cap Growth Index through April 16, 2013; CRSP US Mid Cap Growth Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Growth Index Fund ETF Shares Net Asset Value	33.86%	10.23%	13.41%	$35,198
Mid-Cap Growth Index Fund ETF Shares Market Price	33.89	10.23	13.41	35,187
Spliced Mid-Cap Growth Index	33.93	10.28	13.46	35,364
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2019
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
Mid-Cap Growth Index Fund Admiral Shares	33.86%	10.23%	13.84%	$29,175
Spliced Mid-Cap Growth Index	33.93	10.28	13.88	29,269
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	15.10	31,944

“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

Cumulative Returns of ETF Shares: December 31, 2009, Through December 31, 2019

	One	Five	Ten
	Year	Years	Years
Mid-Cap Growth Index Fund ETF Shares Market Price	33.89%	62.71%	251.87%
Mid-Cap Growth Index Fund ETF Shares Net Asset Value	33.86	62.72	251.98
Spliced Mid-Cap Growth Index	33.93	63.12	253.64

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

Mid-Cap Growth Index Fund

Sector Diversification

As of December 31, 2019

Basic Materials	0.9%
Consumer Goods	6.8
Consumer Services	9.8
Financials	18.5
Health Care	12.9
Industrials	22.1
Oil & Gas	4.7
Technology	23.6
Telecommunications	0.5
Utilities	0.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Mid-Cap Growth Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (0.8%)
	CF Industries Holdings Inc.	1,502,774	71,742
	FMC Corp.	446,974	44,617
*	Axalta Coating Systems Ltd.	364,130	11,070
			127,429
Consumer Goods (6.8%)
*	Lululemon Athletica Inc.	807,947	187,177
	McCormick & Co. Inc.	853,438	144,854
	Church & Dwight Co. Inc.	1,694,845	119,215
*	Take-Two Interactive Software Inc.	782,967	95,859
*	NVR Inc.	24,249	92,350
	Lamb Weston Holdings Inc.	1,009,160	86,818
*	LKQ Corp.	1,906,487	68,062
	Fortune Brands Home & Security Inc.	962,041	62,860
*	WABCO Holdings Inc.	353,501	47,899
	Hormel Foods Corp.	920,690	41,532
*,^	Wayfair Inc.	430,851	38,936
*	Under Armour Inc. Class A	1,298,080	28,039
*	Under Armour Inc. Class C	1,341,894	25,737
			1,039,338
Consumer Services (9.7%)
*	Chipotle Mexican Grill Inc. Class A	191,940	160,675
*	Dollar Tree Inc.	1,634,485	153,723
*	Copart Inc.	1,444,679	131,379
	Expedia Group Inc.	962,574	104,093
*	Ulta Beauty Inc.	386,189	97,760
	Wynn Resorts Ltd.	630,441	87,549
	Domino’s Pizza Inc.	282,611	83,025
*	Roku Inc.	600,824	80,450
	Tractor Supply Co.	818,117	76,445
	FactSet Research Systems Inc.	262,265	70,366
*	Live Nation Entertainment Inc.	960,231	68,628
*	Lyft Inc. Class A	1,386,321	59,640
*	Altice USA Inc. Class A	2,180,834	59,624
	Tiffany & Co.	392,938	52,516
*	Burlington Stores Inc.	228,484	52,101
*	CarMax Inc.	567,030	49,712
	Rollins Inc.	1,016,253	33,699
	Vail Resorts Inc.	139,126	33,367
*	Carvana Co. Class A	173,481	15,969
*,^	Chewy Inc.	295,045	8,556
			1,479,277
Financials (18.5%)
*	IHS Markit Ltd.	2,630,733	198,226
	SBA Communications Corp. Class A	777,409	187,348
	Digital Realty Trust Inc.	1,441,118	172,559
	Realty Income Corp.	2,249,939	165,663
	MSCI Inc. Class A	555,647	143,457
	Essex Property Trust Inc.	456,265	137,272
	First Republic Bank	1,163,726	136,680
*	CBRE Group Inc. Class A	2,195,812	134,581
	Alexandria Real Estate Equities Inc.	795,137	128,478
	Equifax Inc.	836,187	117,166
	Invitation Homes Inc.	3,718,207	111,435
	Mid-America Apartment Communities Inc.	787,882	103,890
*	Markel Corp.	90,648	103,626
	AvalonBay Communities Inc.	482,346	101,148
	Sun Communities Inc.	640,281	96,106
	MarketAxess Holdings Inc.	248,895	94,359
	Cboe Global Markets Inc.	765,880	91,906
	Extra Space Storage Inc.	850,016	89,779
*	SVB Financial Group	356,260	89,435
	Regency Centers Corp.	1,158,121	73,066

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	Federal Realty Investment Trust	522,064	67,205
	Iron Mountain Inc.	1,985,174	63,267
	Arthur J Gallagher & Co.	643,217	61,254
	SEI Investments Co.	932,678	61,072
	Vornado Realty Trust	592,315	39,389
	E*TRADE Financial Corp.	778,966	35,342
	Interactive Brokers Group Inc.	251,463	11,723
			2,815,432
Health Care (12.9%)
*	IQVIA Holdings Inc.	1,138,876	175,968
*	Centene Corp.	2,714,641	170,669
*	IDEXX Laboratories Inc.	592,392	154,691
	ResMed Inc.	992,977	153,882
*	DexCom Inc.	632,058	138,256
*	Align Technology Inc.	489,823	136,680
	Teleflex Inc.	319,705	120,350
*	WellCare Health Plans Inc.	347,550	114,764
*	Incyte Corp.	1,264,405	110,408
	Cooper Cos. Inc.	342,377	110,002
*	BioMarin Pharmaceutical Inc.	1,240,621	104,895
*	Seattle Genetics Inc.	828,739	94,692
*	Exact Sciences Corp.	1,017,024	94,054
*	Varian Medical Systems Inc.	627,974	89,179
*	Alnylam Pharmaceuticals Inc.	770,219	88,706
*	Jazz Pharmaceuticals plc	370,667	55,333
*	ABIOMED Inc.	295,859	50,471
			1,963,000
Industrials (22.1%)
	Amphenol Corp. Class A	2,047,612	221,613
	TransDigm Group Inc.	351,255	196,703
*	FleetCor Technologies Inc.	599,242	172,414
	Verisk Analytics Inc. Class A	1,131,814	169,025
	Waste Connections Inc.	1,820,969	165,326
	Cintas Corp.	607,510	163,469
	AMETEK Inc.	1,578,235	157,413
*	CoStar Group Inc.	252,975	151,355
	Fastenal Co.	3,959,901	146,318
*	Mettler-Toledo International Inc.	168,169	133,405
	Vulcan Materials Co.	913,921	131,595
	Martin Marietta Materials Inc.	431,620	120,698
	TransUnion	1,300,458	111,332
	Kansas City Southern	684,612	104,855
*	Waters Corp.	445,053	103,987
	Xylem Inc.	1,243,926	98,009
	Wabtec Corp.	1,257,869	97,862
	Broadridge Financial Solutions Inc.	791,943	97,837
	Masco Corp.	1,976,183	94,837
	Old Dominion Freight Line Inc.	496,291	94,186
	Expeditors International of Washington Inc.	1,176,515	91,792
*	Square Inc.	1,199,540	75,043
	Ball Corp.	1,130,424	73,105
*	Trimble Inc.	1,721,841	71,784
	JB Hunt Transport Services Inc.	589,347	68,824
	HEICO Corp. Class A	543,373	48,648
	Jack Henry & Associates Inc.	265,314	38,648
*	IPG Photonics Corp.	237,912	34,478
	HEICO Corp.	287,919	32,866
	Cognex Corp.	559,862	31,375
*	XPO Logistics Inc.	318,293	25,368
	Robert Half International Inc.	380,329	24,018
	AO Smith Corp.	472,637	22,516
			3,370,704
Oil & Gas (4.7%)
	ONEOK Inc.	2,851,699	215,788
	Concho Resources Inc.	1,388,251	121,569
	Diamondback Energy Inc.	1,108,249	102,912
*	Cheniere Energy Inc.	1,583,746	96,719
	Targa Resources Corp.	1,609,270	65,707
	Hess Corp.	947,946	63,332
	Cabot Oil & Gas Corp.	1,406,551	24,488
	Continental Resources Inc.	512,330	17,573
			708,088
Technology (23.6%)
	KLA Corp.	1,089,669	194,146
*	Advanced Micro Devices Inc.	3,845,124	176,337
	Microchip Technology Inc.	1,650,249	172,814
	Xilinx Inc.	1,736,613	169,789
*	Twitter Inc.	5,093,206	163,237
*	Splunk Inc.	1,065,785	159,623
	Cerner Corp.	2,060,793	151,242
*	ANSYS Inc.	581,357	149,647
*	Palo Alto Networks Inc.	642,637	148,610
*	Synopsys Inc.	1,037,808	144,463
	Skyworks Solutions Inc.	1,176,594	142,227
*	VeriSign Inc.	729,643	140,588
*	IAC/InterActiveCorp	544,172	135,559
*	Cadence Design Systems Inc.	1,937,726	134,401
*	Veeva Systems Inc. Class A	908,414	127,778

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Snap Inc.	6,683,178	109,136
*	Fortinet Inc.	1,004,070	107,194
	Citrix Systems Inc.	854,582	94,773
*	Akamai Technologies Inc.	1,060,591	91,614
	SS&C Technologies Holdings Inc.	1,483,972	91,116
*	Paycom Software Inc.	342,931	90,794
*	Gartner Inc.	587,093	90,471
*	Okta Inc.	736,452	84,964
*	Twilio Inc. Class A	860,881	84,607
*	GoDaddy Inc. Class A	1,179,828	80,134
*	Arista Networks Inc.	369,584	75,173
*	Black Knight Inc.	979,934	63,186
*	RingCentral Inc. Class A	258,067	43,528
*	Pinterest Inc. Class A	2,112,170	39,371
*,^	Slack Technologies Inc. Class A	1,611,489	36,226
*,^	Match Group Inc.	362,356	29,753
*	F5 Networks Inc.	209,650	29,278
*	Dropbox Inc. Class A	1,488,694	26,662
*,^	Datadog Inc. Class A	190,361	7,192
*	Crowdstrike Holdings Inc. Class A	142,766	7,120
			3,592,753
Telecommunications (0.5%)
*	Zayo Group Holdings Inc.	1,633,428	56,599
*	Zoom Video Communications Inc. Class A	313,892	21,357
			77,956
Utilities (0.2%)
	NRG Energy Inc.	824,225	32,763
Total Common Stocks (Cost $11,490,141)			15,206,740
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 1.816%	559,846	55,990

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill, 1.546%, 3/26/20	1,775	1,769
Total Temporary Cash Investments (Cost $57,754)			57,759
Total Investments (100.2%) (Cost $11,547,895)			15,264,499

Amount
($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard	672
Receivables for Investment Securities Sold	475
Receivables for Accrued Income	22,494
Receivables for Capital Shares Issued	8,587
Variation Margin Receivable—Futures Contracts	54
Other Assets[3]	2,249
Total Other Assets	34,531
Liabilities
Payables for Investment Securities Purchased	(54)
Collateral for Securities on Loan	(53,773)
Payables for Capital Shares Redeemed	(10,741)
Payables to Vanguard	(2,133)
Total Liabilities	(66,701)
Net Assets (100%)	15,232,329

At December 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	12,293,230
Total Distributable Earnings (Loss)	2,939,099
Net Assets	15,232,329

Investor Shares—Net Assets
Applicable to 1,017,066 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	63,497
Net Asset Value Per Share—Investor Shares	$62.43

ETF Shares—Net Assets
Applicable to 44,062,413 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,995,335
Net Asset Value Per Share—ETF Shares	$158.76

Mid-Cap Growth Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 119,596,182 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,173,497
Net Asset Value Per Share—Admiral Shares	$68.34
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $52,425,000.

[1]	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
[2]	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
[3]	Collateral of $53,773,000 was received for securities on loan, of which $51,823,000 is held in Vanguard Market Liquidity Fund and $1,950,000 is held in cash.
[4]	Securities with a value of $1,020,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	126	20,356	187
E-mini S&P Mid-Cap 400 Index	March 2020	29	5,988	104
				291

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends	137,417
Interest[1]	907
Securities Lending—Net	1,628
Total Income	139,952
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,994
Management and Administrative—Investor Shares	434
Management and Administrative—ETF Shares	2,961
Management and Administrative—Admiral Shares	3,378
Marketing and Distribution—Investor Shares	28
Marketing and Distribution—ETF Shares	262
Marketing and Distribution—Admiral Shares	464
Custodian Fees	101
Auditing Fees	35
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—ETF Shares	220
Shareholders’ Reports—Admiral Shares	99
Trustees’ Fees and Expenses	7
Total Expenses	9,989
Expenses Paid Indirectly	(68)
Net Expenses	9,921
Net Investment Income	130,031
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,239,338
Futures Contracts	6,929
Realized Net Gain (Loss)	1,246,267
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	2,379,051
Futures Contracts	1,051
Change in Unrealized Appreciation (Depreciation)	2,380,102
Net Increase (Decrease) in Net Assets Resulting from Operations	3,756,400
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $865,000, $9,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,313,573,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	130,031	92,032
Realized Net Gain (Loss)	1,246,267	391,460
Change in Unrealized Appreciation (Depreciation)	2,380,102	(1,155,239)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,756,400	(671,747)
Distributions
Net Investment Income
Investor Shares	(1,401)	(3,034)
ETF Shares	(53,858)	(41,585)
Admiral Shares	(62,143)	(46,318)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(117,402)	(90,937)
Capital Share Transactions
Investor Shares	(446,980)	(65,592)
ETF Shares	373,151	175,603
Admiral Shares	762,501	273,260
Net Increase (Decrease) from Capital Share Transactions	688,672	383,271
Total Increase (Decrease)	4,327,670	(379,413)
Net Assets
Beginning of Period	10,904,659	11,284,072
End of Period	15,232,329	10,904,659

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$47.02	$50.21	$41.52	$39.22	$39.94
Investment Operations
Net Investment Income	.345[1]	.333[1]	.304[1]	.290	.268
Net Realized and Unrealized Gain (Loss) on Investments	15.485	(3.193)	8.692	2.299	(.719)
Total from Investment Operations	15.830	(2.860)	8.996	2.589	(.451)
Distributions
Dividends from Net Investment Income	(.420)	(.330)	(.306)	(.289)	(.269)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.420)	(.330)	(.306)	(.289)	(.269)
Net Asset Value, End of Period	$62.43	$47.02	$50.21	$41.52	$39.22

Total Return[2]	33.72%	-5.74%	21.72%	6.62%	-1.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$63	$405	$495	$460	$542
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.62%	0.64%	0.67%	0.74%	0.70%
Portfolio Turnover Rate[3]	18%	25%	23%	21%	23%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$119.58	$127.67	$105.60	$99.75	$101.57
Investment Operations
Net Investment Income	1.386[1]	1.016[1]	.932[1]	.863	.805
Net Realized and Unrealized Gain (Loss) on Investments	39.040	(8.101)	22.058	5.848	(1.815)
Total from Investment Operations	40.426	(7.085)	22.990	6.711	(1.010)
Distributions
Dividends from Net Investment Income	(1.246)	(1.005)	(.920)	(.861)	(.810)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.246)	(1.005)	(.920)	(.861)	(.810)
Net Asset Value, End of Period	$158.76	$119.58	$127.67	$105.60	$99.75

Total Return	33.86%	-5.60%	21.83%	6.75%	-1.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,995	$4,956	$5,130	$3,576	$3,302
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.95%	0.76%	0.79%	0.86%	0.82%
Portfolio Turnover Rate[2]	18%	25%	23%	21%	23%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$51.48	$54.96	$45.46	$42.94	$43.72
Investment Operations
Net Investment Income	.603[1]	.437[1]	.400[1]	.370	.349
Net Realized and Unrealized Gain (Loss) on Investments	16.793	(3.485)	9.496	2.519	(.777)
Total from Investment Operations	17.396	(3.048)	9.896	2.889	(.428)
Distributions
Dividends from Net Investment Income	(.536)	(.432)	(.396)	(.369)	(.352)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.536)	(.432)	(.396)	(.369)	(.352)
Net Asset Value, End of Period	$68.34	$51.48	$54.96	$45.46	$42.94

Total Return[2]	33.86%	-5.60%	21.83%	6.75%	-0.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,173	$5,544	$5,659	$3,923	$3,319
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.96%	0.76%	0.79%	0.86%	0.82%
Portfolio Turnover Rate[3]	18%	25%	23%	21%	23%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.       The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

Mid-Cap Growth Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $672,000, representing less than 0.01% of the fund’s net assets and 0.27% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $68,000 (an annual rate of less than 0.01% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Mid-Cap Growth Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,206,740	—	—
Temporary Cash Investments	55,990	1,769	—
Futures Contracts—Assets[1]	54	—	—
Total	15,262,784	1,769	—

1 Represents variation margin on the last day of the reporting period.

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	1,313,573
Total Distributable Earnings (Loss)	(1,313,573)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	12,505
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(788,437)
Net Unrealized Gains (Losses)	3,716,604

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	11,547,895
Gross Unrealized Appreciation	4,161,381
Gross Unrealized Depreciation	(444,777)
Net Unrealized Appreciation (Depreciation)	3,716,604

Mid-Cap Growth Index Fund

F. During the year ended December 31, 2019, the fund purchased $5,603,713,000 of investment securities and sold $4,889,721,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,741,372,000 and $2,496,501,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2019, such purchases and sales were $164,234,000 and $957,835,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	80,774	1,386	118,555	2,262
Issued in Lieu of Cash Distributions	1,355	24	2,914	57
Redeemed[1]	(529,109)	(8,995)	(187,061)	(3,566)
Net Increase (Decrease)—Investor Shares	(446,980)	(7,585)	(65,592)	(1,247)
ETF Shares
Issued	2,906,844	19,715	1,459,320	10,767
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,533,693)	(17,100)	(1,283,717)	(9,500)
Net Increase (Decrease)—ETF Shares	373,151	2,615	175,603	1,267
Admiral Shares
Issued[1]	2,150,012	34,081	1,646,436	28,824
Issued in Lieu of Cash Distributions	56,105	868	42,295	757
Redeemed	(1,443,616)	(23,049)	(1,415,471)	(24,858)
Net Increase (Decrease)—Admiral Shares	762,501	11,900	273,260	4,723

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 7,041,000 and 6,432,000 shares, respectively, in the amount of $417,307,000 from the conversion during the year ended December 31, 2019.

H. Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Value Index Fund*Investor Shares	27.82%	8.10%	12.48%	$32,409
Spliced Mid-Cap Value Index	28.05	8.27	12.69	33,025
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

Spliced Mid-Cap Value Index: MSCI US Mid Cap Value Index through April 16, 2013; CRSP US Mid Cap Value Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Mid-Cap Value Index Fund ETF Shares Net Asset Value	27.98%	8.23%	12.63%	$32,837
Mid-Cap Value Index Fund ETF Shares Market Price	28.00	8.23	12.62	32,807
Spliced Mid-Cap Value Index	28.05	8.27	12.69	33,025
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2019
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
Mid-Cap Value Index Fund Admiral Shares	27.99%	8.23%	14.01%	$29,544
Spliced Mid-Cap Value Index	28.05	8.27	14.07	29,668
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	15.10	31,944

“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

Cumulative Returns of ETF Shares: December 31, 2009, Through December 31, 2019

	One	Five	Ten
	Year	Years	Years
Mid-Cap Value Index Fund ETF Shares Market Price	28.00%	48.49%	228.07%
Mid-Cap Value Index Fund ETF Shares Net Asset Value	27.98	48.52	228.37
Spliced Mid-Cap Value Index	28.05	48.77	230.25

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

Mid-Cap Value Index Fund

Sector Diversification

As of December 31, 2019

Basic Materials	7.5%
Consumer Goods	12.1
Consumer Services	13.3
Financials	24.6
Health Care	5.7
Industrials	10.7
Oil & Gas	4.3
Technology	8.3
Telecommunications	0.7
Utilities	12.8

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Mid-Cap Value Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (7.5%)
	Newmont Goldcorp Corp.	7,885,124	342,609
	Freeport-McMoRan Inc.	13,256,816	173,929
	International Paper Co.	3,770,949	173,652
	Nucor Corp.	2,916,405	164,135
	Celanese Corp. Class A	1,162,501	143,127
	International Flavors & Fragrances Inc.	1,026,884	132,489
	Avery Dennison Corp.	803,150	105,068
	Eastman Chemical Co.	1,177,006	93,290
	Albemarle Corp.	1,020,379	74,529
	Mosaic Co.	3,280,934	70,999
	FMC Corp.	623,984	62,286
	Reliance Steel & Aluminum Co.	303,802	36,383
	Westlake Chemical Corp.	369,442	25,916
*	Axalta Coating Systems Ltd.	506,080	15,385
			1,613,797
Consumer Goods (12.1%)
	Clorox Co.	1,207,014	185,325
	DR Horton Inc.	3,366,450	177,580
	Conagra Brands Inc.	4,680,170	160,249
	Lennar Corp. Class A	2,709,242	151,149
	Genuine Parts Co.	1,327,207	140,989
	Garmin Ltd.	1,371,027	133,758
	Hasbro Inc.	1,237,687	130,712
	Tyson Foods Inc. Class A	1,419,369	129,219
	Aptiv plc	1,227,454	116,571
	JM Smucker Co.	1,041,815	108,484
	Corteva Inc.	3,600,675	106,436
	PulteGroup Inc.	2,475,793	96,061
	Campbell Soup Co.	1,882,808	93,048
	Molson Coors Brewing Co. Class B	1,698,761	91,563
	Whirlpool Corp.	607,892	89,682
	BorgWarner Inc.	1,986,224	86,163
	Lear Corp.	581,764	79,818
*	Mohawk Industries Inc.	551,373	75,196
	PVH Corp.	713,477	75,022
	Bunge Ltd.	1,295,069	74,531
	Tapestry Inc.	2,655,732	71,625
	Newell Brands Inc.	3,667,385	70,487
	Hormel Foods Corp.	1,285,610	57,994
	Ralph Lauren Corp. Class A	453,369	53,144
	Coty Inc. Class A	2,908,834	32,725
	Levi Strauss & Co. Class A	426,457	8,226
	Lennar Corp. Class B	122,627	5,482
			2,601,239
Consumer Services (13.2%)
	Royal Caribbean Cruises Ltd.	1,612,906	215,339
	Best Buy Co. Inc.	2,154,482	189,163
*	Liberty Broadband Corp.	1,395,759	175,517
	Omnicom Group Inc.	2,093,843	169,643
	MGM Resorts International	4,457,783	148,310
*	AutoZone Inc.	114,564	136,481
	Darden Restaurants Inc.	1,179,104	128,534
*	Norwegian Cruise Line Holdings Ltd.	2,046,221	119,520
	AmerisourceBergen Corp. Class A	1,386,191	117,854
	American Airlines Group Inc.	3,791,094	108,729
	ViacomCBS Inc. Class B	2,563,172	107,576
	Aramark	2,398,957	104,115
	Advance Auto Parts Inc.	632,674	101,329
*	Discovery Communications Inc.	3,297,669	100,546
*	United Airlines Holdings Inc.	1,034,319	91,113
	Interpublic Group of Cos. Inc.	3,729,731	86,157
*	DISH Network Corp. Class A	2,300,363	81,594
	Alaska Air Group Inc.	1,184,974	80,282
	Kohl’s Corp.	1,531,077	78,008
	Tiffany & Co.	548,266	73,276

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
*	Liberty Media Corp-Liberty SiriusXM Class C	1,485,423	71,508
	Nielsen Holdings plc	3,424,713	69,522
*	CarMax Inc.	791,281	69,372
	News Corp. Class A	4,526,319	64,002
*,^	Discovery Communications Inc. Class A	1,442,433	47,225
*	Liberty Media Corp-Liberty SiriusXM Class A	823,911	39,828
*	Liberty Broadband Corp. Class A	240,664	29,977
	Hyatt Hotels Corp. Class A	333,484	29,917
	News Corp. Class B	378,120	5,487
	ViacomCBS Inc. Class A	58,432	2,622
	Macy’s Inc.	1,083	18
	Gap Inc.	995	18
	L Brands Inc.	823	215
			2,842,597
Financials (24.6%)
	Hartford Financial
	Services Group Inc.	3,466,193	210,641
	M&T Bank Corp.	1,205,684	204,665
	KeyCorp	9,472,499	191,723
	Citizens Financial Group Inc.	4,180,410	169,766
	Healthpeak Properties Inc.	4,903,692	169,030
	Cincinnati Financial Corp.	1,571,269	165,219
	Regions Financial Corp.	9,276,214	159,180
*	Arch Capital Group Ltd.	3,703,553	158,845
	Huntington Bancshares Inc.	9,932,201	149,778
	Principal Financial Group Inc.	2,670,174	146,860
	KKR & Co. Inc. Class A	5,029,345	146,706
	WP Carey Inc.	1,656,589	132,593
	UDR Inc.	2,817,911	131,596
	Annaly Capital Management Inc.	13,753,937	129,562
	Host Hotels & Resorts Inc.	6,896,073	127,922
	Loews Corp.	2,431,211	127,614
	Duke Realty Corp.	3,534,760	122,550
	Nasdaq Inc.	1,103,523	118,187
	Fidelity National Financial Inc.	2,513,272	113,977
	Lincoln National Corp.	1,906,967	112,530
	Ally Financial Inc.	3,654,641	111,686
	Everest Re Group Ltd.	392,162	108,566
	Weyerhaeuser Co.	3,583,019	108,207
	Western Union Co.	4,032,445	107,989
	Raymond James Financial Inc.	1,200,598	107,406
*	Alleghany Corp.	131,501	105,144
	Ameriprise Financial Inc.	609,232	101,486
	AXA Equitable Holdings Inc.	4,027,142	99,793
	Comerica Inc.	1,386,201	99,460
	Camden Property Trust	931,149	98,795
	Globe Life Inc.	937,345	98,656
	Reinsurance Group of America Inc. Class A	602,095	98,178
	VEREIT Inc.	10,267,975	94,876
	AGNC Investment Corp.	5,202,238	91,976
	WR Berkley Corp.	1,324,926	91,552
	Arthur J Gallagher & Co.	897,124	85,433
	Zions Bancorp NA	1,639,838	85,140
	Kimco Realty Corp.	3,859,298	79,926
	Voya Financial Inc.	1,297,010	79,092
	SL Green Realty Corp.	771,023	70,842
	Franklin Resources Inc.	2,636,700	68,502
*	Athene Holding Ltd. Class A	1,373,403	64,591
	Invesco Ltd.	3,496,262	62,863
	Vornado Realty Trust	827,236	55,011
	E*TRADE Financial Corp.	1,087,746	49,351
	Jones Lang LaSalle Inc.	247,247	43,043
	People’s United Financial Inc.	2,126,686	35,941
	Unum Group	659	19
			5,292,468
Health Care (5.7%)
*	Laboratory Corp. of America Holdings	933,792	157,970
	Cardinal Health Inc.	2,812,897	142,276
	Quest Diagnostics Inc.	1,295,296	138,325
*	Hologic Inc.	2,579,034	134,651
	Dentsply Sirona Inc.	2,139,185	121,057
*	Elanco Animal Health Inc.	3,587,139	105,641
	Universal Health Services Inc. Class B	733,772	105,267
*	Mylan NV	4,963,497	99,766
*	Henry Schein Inc.	1,411,230	94,157
	Perrigo Co. plc	1,244,699	64,301
*	DaVita Inc.	811,915	60,918
			1,224,329
Industrials (10.7%)
	Willis Towers Watson plc	1,236,601	249,719
*	Keysight Technologies Inc.	1,803,387	185,082
	Dover Corp.	1,397,295	161,052

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	WW Grainger Inc.	440,345	149,066
*	United Rentals Inc.	722,779	120,538
	Arconic Inc.	3,747,804	115,320
	Jacobs Engineering Group Inc.	1,277,687	114,775
	Rockwell Automation Inc.	555,633	112,610
	Westrock Co.	2,479,943	106,414
	Packaging Corp. of America	910,348	101,950
	Ball Corp.	1,573,151	101,736
	CH Robinson Worldwide Inc.	1,300,568	101,704
	Huntington Ingalls Industries Inc.	393,400	98,696
	Textron Inc.	2,195,248	97,908
*	Crown Holdings Inc.	1,303,483	94,555
	Snap-on Inc.	527,527	89,363
*	Sensata Technologies Holding plc	1,527,791	82,302
	Hubbell Inc. Class B	523,290	77,353
	Xerox Holdings Corp.	1,768,972	65,222
	Pentair plc	806,444	36,992
	FLIR Systems Inc.	643,635	33,514
	Sealed Air Corp.	539	21
	Alliance Data Systems Corp.	146	16
			2,295,908
Oil & Gas (4.3%)
	Halliburton Co.	8,019,127	196,228
	Noble Energy Inc.	4,599,687	114,256
	Marathon Oil Corp.	7,691,213	104,447
	National Oilwell Varco Inc.	3,710,724	92,954
	Apache Corp.	3,616,277	92,540
	Devon Energy Corp.	3,509,427	91,140
	Hess Corp.	1,318,853	88,113
	Baker Hughes a GE Co. Class A	3,126,136	80,123
	HollyFrontier Corp.	1,397,874	70,886
			930,687
Technology (8.2%)
	Motorola Solutions Inc.	1,647,964	265,553
	CDW Corp.	1,381,967	197,400
	Western Digital Corp.	2,717,259	172,464
	Marvell Technology Group Ltd.	6,414,744	170,376
	Maxim Integrated Products Inc.	2,602,237	160,064
	NortonLifeLock Inc.	5,394,991	137,680
	NetApp Inc.	2,194,885	136,632
*	Qorvo Inc.	1,117,294	129,863
	Seagate Technology plc	2,147,589	127,782
	Hewlett Packard Enterprise Co.	6,221,782	98,677
	Juniper Networks Inc.	3,220,642	79,324
	DXC Technology Co.	1,228,202	46,168
*	F5 Networks Inc.	291,507	40,709
*	Dell Technologies Inc.	9,813	504
	KLA Corp.	556	99
			1,763,295
Telecommunications (0.6%)
	CenturyLink Inc.	10,484,856	138,505

Utilities (12.8%)
	WEC Energy Group Inc.	3,034,083	279,834
	Eversource Energy	3,113,914	264,901
	FirstEnergy Corp.	5,196,423	252,546
	DTE Energy Co.	1,842,404	239,273
	Entergy Corp.	1,914,979	229,415
	American Water Works Co. Inc.	1,738,738	213,604
	Ameren Corp.	2,366,227	181,726
	CMS Energy Corp.	2,730,002	171,553
	Evergy Inc.	2,191,712	142,659
	CenterPoint Energy Inc.	4,819,634	131,431
	Alliant Energy Corp.	2,347,521	128,456
	AES Corp.	6,384,767	127,057
	NiSource Inc.	3,592,036	100,002
	Pinnacle West Capital Corp.	1,081,014	97,216
	Vistra Energy Corp.	3,750,464	86,223
	OGE Energy Corp.	1,925,619	85,632
	Avangrid Inc.	593,331	30,355
*	PG&E Corp.	1,858	20
			2,761,903
Total Common Stocks (Cost $17,336,705)			21,464,728
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 1.816%	420,603	42,064

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill, 1.546%, 3/26/20	2,700	2,691
Total Temporary Cash Investments (Cost $44,755)			44,755
Total Investments (99.9%) (Cost $17,381,460)			21,509,483

Mid-Cap Value Index Fund

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	941
Receivables for Accrued Income	40,093
Receivables for Capital Shares Issued	20,976
Variation Margin Receivable—Futures Contracts	123
Other Assets	1,895
Total Other Assets	64,028
Liabilities
Payables for Investment Securities Purchased	(1,834)
Collateral for Securities on Loan	(10,180)
Payables for Capital Shares Redeemed	(19,361)
Payables to Vanguard	(2,585)
Total Liabilities	(33,960)
Net Assets (100%)	21,539,551

At December 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	18,682,289
Total Distributable Earnings (Loss)	2,857,262
Net Assets	21,539,551

Investor Shares—Net Assets
Applicable to 1,112,702 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,250
Net Asset Value Per Share—Investor Shares	$46.96

ETF Shares—Net Assets
Applicable to 86,688,176 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,339,126
Net Asset Value Per Share—ETF Shares	$119.27

Admiral Shares—Net Assets
Applicable to 180,430,181 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,148,175
Net Asset Value Per Share—Admiral Shares	$61.79
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,802,000.

[1]	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
[2]	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
[3]	Collateral of $10,180,000 was received for securities on loan.
[4]	Securities with a value of $2,596,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	255	41,197	121
E-mini S&P Mid-Cap 400 Index	March 2020	132	27,255	473
				594

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends	442,502
Interest[1]	1,192
Securities Lending—Net	981
Total Income	444,675
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,722
Management and Administrative—Investor Shares	520
Management and Administrative—ETF Shares	3,942
Management and Administrative—Admiral Shares	4,507
Marketing and Distribution—Investor Shares	32
Marketing and Distribution—ETF Shares	406
Marketing and Distribution—Admiral Shares	612
Custodian Fees	130
Auditing Fees	37
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—ETF Shares	780
Shareholders’ Reports—Admiral Shares	128
Trustees’ Fees and Expenses	10
Total Expenses	13,835
Expenses Paid Indirectly	(130)
Net Expenses	13,705
Net Investment Income	430,970
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	196,182
Futures Contracts	13,652
Realized Net Gain (Loss)	209,834
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	3,951,819
Futures Contracts	3,166
Change in Unrealized Appreciation (Depreciation)	3,954,985
Net Increase (Decrease) in Net Assets Resulting from Operations	4,595,789

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,119,000, ($10,000), and ($6,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $682,076,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	430,970	430,925
Realized Net Gain (Loss)	209,834	564,147
Change in Unrealized Appreciation (Depreciation)	3,954,985	(3,290,727)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,595,789	(2,295,655)
Distributions
Net Investment Income
Investor Shares	(5,474)	(13,788)
ETF Shares	(206,559)	(213,583)
Admiral Shares	(212,912)	(203,207)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(424,945)	(430,578)
Capital Share Transactions
Investor Shares	(548,822)	(87,519)
ETF Shares	420,799	901,760
Admiral Shares	1,353,600	884,275
Net Increase (Decrease) from Capital Share Transactions	1,225,577	1,698,516
Total Increase (Decrease)	5,396,421	(1,027,717)
Net Assets
Beginning of Period	16,143,130	17,170,847
End of Period	21,539,551	16,143,130
Increase (Decrease) in Net Assets
Operations
Net Investment Income	430,970	430,925

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$37.50	$43.89	$38.24	$33.86	$35.19
Investment Operations
Net Investment Income	.808[1]	1.001[1,2]	.771[1]	.675	.658
Net Realized and Unrealized Gain (Loss) on Investments	9.566	(6.415)	5.646	4.396	(1.341)
Total from Investment Operations	10.374	(5.414)	6.417	5.071	(.683)
Distributions
Dividends from Net Investment Income	(.914)	(.976)	(.767)	(.691)	(.647)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.914)	(.976)	(.767)	(.691)	(.647)
Net Asset Value, End of Period	$46.96	$37.50	$43.89	$38.24	$33.86

Total Return[3]	27.82%	-12.53%	16.91%	15.11%	-1.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52	$508	$682	$666	$588
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.90%	2.29%[2]	1.92%	2.02%	2.01%
Portfolio Turnover Rate[4]	17%	17%	17%	20%	20%

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.111 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$95.22	$111.47	$97.12	$85.99	$89.39
Investment Operations
Net Investment Income	2.497[1]	2.645[1,2]	2.116[1]	1.822	1.785
Net Realized and Unrealized Gain (Loss) on Investments	23.996	(16.278)	14.306	11.170	(3.427)
Total from Investment Operations	26.493	(13.633)	16.422	12.992	(1.642)
Distributions
Dividends from Net Investment Income	(2.443)	(2.617)	(2.072)	(1.862)	(1.758)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.443)	(2.617)	(2.072)	(1.862)	(1.758)
Net Asset Value, End of Period	$119.27	$95.22	$111.47	$97.12	$85.99

Total Return	27.98%	-12.41%	17.05%	15.26%	-1.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,339	$7,898	$8,355	$6,383	$4,351
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.26%	2.41%[2]	2.04%	2.14%	2.13%
Portfolio Turnover Rate[3]	17%	17%	17%	20%	20%

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.282 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$49.33	$57.74	$50.31	$44.54	$46.30
Investment Operations
Net Investment Income	1.303[1]	1.385[1,2]	1.096[1]	.942	.924
Net Realized and Unrealized Gain (Loss) on Investments	12.422	(8.439)	7.407	5.791	(1.775)
Total from Investment Operations	13.725	(7.054)	8.503	6.733	(.851)
Distributions
Dividends from Net Investment Income	(1.265)	(1.356)	(1.073)	(.963)	(.909)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.265)	(1.356)	(1.073)	(.963)	(.909)
Net Asset Value, End of Period	$61.79	$49.33	$57.74	$50.31	$44.54

Total Return[3]	27.99%	-12.42%	17.04%	15.26%	-1.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,148	$7,738	$8,134	$5,949	$3,884
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.28%	2.41%[2]	2.04%	2.14%	2.13%
Portfolio Turnover Rate[4]	17%	17%	17%	20%	20%

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.146 and 0.26%, respectively, resulting from a special dividend from Dr Pepper Snapple Group Inc. in July 2018.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Mid-Cap Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are

Mid-Cap Value Index Fund

amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $941,000, representing less than 0.01% of the fund’s net assets and 0.38% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $130,000 (an annual rate of less than 0.01% of average net assets).

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Mid-Cap Value Index Fund

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	21,464,728	—	—
Temporary Cash Investments	42,064	2,691	—
Futures Contracts—Assets[1]	123	—	—
Total	21,506,915	2,691	—

1 Represents variation margin on the last day of the reporting period.

E.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	682,076
Total Distributable Earnings (Loss)	(682,076)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	7,483
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(1,276,443)
Net Unrealized Gains (Losses)	4,128,023

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	17,381,460
Gross Unrealized Appreciation	4,843,234
Gross Unrealized Depreciation	(715,211)
Net Unrealized Appreciation (Depreciation)	4,128,023

Mid-Cap Value Index Fund

F.   During the year ended December 31, 2019, the fund purchased $6,151,855,000 of investment securities and sold $4,892,437,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,841,090,000 and $1,720,061,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2019, such purchases and sales were $748,784,000 and $1,336,039,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G.   Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	108,514	2,469	129,028	2,954
Issued in Lieu of Cash Distributions	5,246	122	13,124	316
Redeemed[1]	(662,582)	(15,015)	(229,671)	(5,279)
Net Increase (Decrease)—Investor Shares	(548,822)	(12,424)	(87,519)	(2,009)
ETF Shares
Issued	2,203,067	19,724	2,940,423	26,540
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,782,268)	(15,975)	(2,038,663)	(18,550)
Net Increase (Decrease)—ETF Shares	420,799	3,749	901,760	7,990
Admiral Shares
Issued[1]	3,120,071	54,634	2,549,096	45,288
Issued in Lieu of Cash Distributions	189,632	3,237	182,037	3,336
Redeemed	(1,956,103)	(34,301)	(1,846,858)	(32,623)
Net Increase (Decrease)—Admiral Shares	1,353,600	23,570	884,275	16,001

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 11,352,000 and 8,629,000 shares, respectively, in the amount of $503,160,000 from the conversion during the year ended December 31, 2019.

H.   Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund

Opinions on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Extended Market Index Fund and the statements of net assets of Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (four of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2019 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Mid-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Extended Market Index Fund	653,146
Mid-Cap Index Fund	1,377,526
Mid-Cap Growth Index Fund	92,091
Mid-Cap Value Index Fund	386,106

The funds distributed qualified business income to shareholders during the fiscal year as follows:

Fund	($000)
Extended Market Index Fund	210,146
Mid-Cap Index Fund	184,299
Mid-Cap Growth Index Fund	23,974
Mid-Cap Value Index Fund	29,024

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Extended Market Index Fund	62.7%
Mid-Cap Index Fund	76.6
Mid-Cap Growth Index Fund	77.7
Mid-Cap Value Index Fund	83.1

The S&P Completion Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s®, and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard Extended Market Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard Extended Market Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Extended Market Fund particularly or the ability of the S&P Completion Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P Completion Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P Completion Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Vanguard Extended Market Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard Extended Market Fund into consideration in determining, composing or calculating the S&P Completion Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard Extended Market Fund or the timing of the issuance or sale of Vanguard Extended Market Fund or in the determination or calculation of the equation by which Vanguard Extended Market Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard Extended Market Fund. There is no assurance that investment products based on the S&P Completion Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P COMPLETION INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD EXTENDED MARKET FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P COMPLETION INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The CRSP US Mid Cap Index, CRSP US Mid Cap Growth Index, and CRSP US Mid Cap Value Index (the “Indexes”) are products of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and have been licensed for use by Vanguard. CRSP® is a trademark of CRSP and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds are not sponsored, endorsed, sold, or promoted by CRSP or the University. Neither CRSP nor the University makes any representation or warranty, express or implied, to the owners of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds or any member of the public regarding the advisability of investing in securities generally or in Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds particularly or the ability of the Indexes to track general market performance. The Indexes are determined, composed, and calculated without regard to Vanguard or Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds into consideration in determining, composing, or calculating the Indexes. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds or the timing of the issuance or sale of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds or in the determination or calculation of the equation by which Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds are to be converted into cash, surrendered, or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing, or trading of Vanguard Mid-Cap Index, Mid-Cap Growth Index, and Mid-Cap Value Index Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD MID-CAP INDEX, MID-CAP GROWTH INDEX, AND MID-CAP VALUE INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufac-turing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q980 022020

Annual Report | December 31, 2019 Vanguard U.S. Stock Index Funds Large-Capitalization Portfolios

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

Growth Index Fund	5

Value Index Fund	26

Large-Cap Index Fund	48

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 23, 2020

1

Your Fund’s Performance at a Glance

•   For the 12 months ended December 31, 2019, returns ranged from 25.67% for Vanguard Value Index Fund to 37.08% for Vanguard Growth Index Fund. Vanguard Large-Cap Index Fund, which contains both growth and value stocks, returned 31.23%. (All returns are for Investor Shares.) Each fund closely tracked its target index.

•   Growth stocks outperformed value stocks for the fund’s fiscal year, while large-capitalization stocks bested mid- and small-caps.

•   Technology and financial stocks contributed the most to performance for the Large-Cap Index Fund. The Growth Index Fund benefited most from its technology and consumer services stocks, while financials and industrials were the top contributors to performance in the Value Index Fund.

•   For the ten years ended December 31, 2019, annualized returns ranged from 12.33% for the Value Index Fund to 14.44% for the Growth Index Fund. The Large-Cap Index Fund posted an annualized return of 13.36%.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	31.43%	15.05%	11.48%
Russell 2000 Index (Small-caps)	25.53	8.59	8.23
Russell 3000 Index (Broad U.S. market)	31.02	14.57	11.24
FTSE All-World ex US Index (International)	21.81	9.96	5.83

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	8.72%	4.03%	3.05%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	7.54	4.72	3.53
FTSE Three-Month U.S. Treasury Bill Index	2.25	1.65	1.04

CPI
Consumer Price Index	2.29%	2.10%	1.82%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended December 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2019	12/31/2019	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,120.34	$0.91
ETF Shares	1,000.00	1,121.00	0.21
Admiral™ Shares	1,000.00	1,120.91	0.27
Institutional Shares	1,000.00	1,120.95	0.21
Value Index Fund
Investor Shares	$1,000.00	$1,093.84	$0.90
ETF Shares	1,000.00	1,094.66	0.21
Admiral Shares	1,000.00	1,094.64	0.26
Institutional Shares	1,000.00	1,094.69	0.21
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,106.84	$0.90
ETF Shares	1,000.00	1,107.71	0.21
Admiral Shares	1,000.00	1,107.69	0.27
Institutional Shares	1,000.00	1,107.69	0.21
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Value Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.00	0.20

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; for the Value Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares; and for the Large-Cap Index Fund, 0.17% for Investor Shares, 0.04% for ETF Shares, 0.05% for Admiral Shares, and 0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund Investor Shares	37.08%	13.06%	14.44%	$38,517
Spliced Growth Index	37.31	13.24	14.66	39,274
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

Spliced Growth Index: S&P 500 Growth Index (formerly known as the S&P 500/Barra Growth Index) through May 16, 2003; MSCI US Prime Market Growth Index through April 16, 2013; CRSP US Large Cap Growth Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund ETF Shares Net Asset Value	37.26%	13.21%	14.59%	$39,049
Growth Index Fund ETF Shares Market Price	37.26	13.20	14.59	39,038
Spliced Growth Index	37.31	13.24	14.66	39,274
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

See Financial Highlights for dividend and capital gains information.

5

Growth Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Growth Index Fund Admiral Shares	37.23%	13.20%	14.59%	$39,032
Spliced Growth Index	37.31	13.24	14.66	39,274
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Growth Index Fund Institutional Shares	37.26%	13.21%	14.61%	$19,547,524
Spliced Growth Index	37.31	13.24	14.66	19,637,078
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	17,625,579

Cumulative Returns of ETF Shares: December 31, 2009, Through December 31, 2019

	One	Five	Ten
	Year	Years	Years
Growth Index Fund ETF Shares Market Price	37.26%	85.86%	290.38%
Growth Index Fund ETF Shares Net Asset Value	37.26	85.95	290.49
Spliced Growth Index	37.31	86.24	292.74

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

6

Growth Index Fund

Sector Diversification
As of December 31, 2019

Basic Materials	1.5%
Consumer Goods	4.5
Consumer Services	18.8
Financials	13.2
Health Care	7.8
Industrials	13.2
Oil & Gas	1.4
Technology	39.3
Telecommunications	0.3
Utilities	0.0
The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

7

Growth Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (1.5%)
	Linde plc	4,011,021	853,946
	Ecolab Inc.	1,937,127	373,846
	International Flavors & Fragrances Inc.	796,756	102,798
	FMC Corp.	967,083	96,534
	CF Industries Holdings Inc.	1,621,395	77,405
	Albemarle Corp.	396,434	28,956
*	Axalta Coating Systems Ltd.	791,341	24,057
			1,557,542
Consumer Goods (4.5%)
	NIKE Inc. Class B	9,303,746	942,562
^,*	Tesla Inc.	1,076,660	450,399
	Colgate-Palmolive Co.	6,399,191	440,520
	Estee Lauder Cos. Inc. Class A	1,661,759	343,220
	Activision Blizzard Inc.	5,736,430	340,859
*	Electronic Arts Inc.	2,180,184	234,392
*	Lululemon Athletica Inc.	873,550	202,375
*	Monster Beverage Corp.	2,810,394	178,601
	Hershey Co.	1,107,425	162,769
	McCormick & Co. Inc.	922,630	156,598
	Brown-Forman Corp. Class B	2,188,341	147,932
	Church & Dwight Co. Inc.	1,832,265	128,882
	Constellation Brands Inc. Class A	562,662	106,765
*	Take-Two Interactive Software Inc.	846,216	103,602
*	NVR Inc.	26,182	99,712
	Lamb Weston Holdings Inc.	1,091,644	93,914
*	LKQ Corp.	2,062,252	73,622
	Clorox Co.	468,619	71,952
	DR Horton Inc.	1,306,259	68,905
	Lennar Corp. Class A	1,048,746	58,510
*	WABCO Holdings Inc.	383,353	51,944
^,*	Wayfair Inc.	467,109	42,213
	Fortune Brands Home & Security Inc.	518,545	33,882
^,*	Under Armour Inc. Class A	1,404,765	30,343
*	Under Armour Inc. Class C	1,452,373	27,856
	Lennar Corp. Class B	52,931	2,366
	Hormel Foods Corp.	162	7
	Newell Brands Inc.	369	7
			4,594,709
Consumer Services (18.8%)
*	Amazon.com Inc.	3,146,661	5,814,526
	Home Depot Inc.	8,144,829	1,778,668
	Comcast Corp. Class A	33,897,108	1,524,353
	McDonald’s Corp.	5,623,042	1,111,169
*	Netflix Inc.	3,272,274	1,058,810
	Costco Wholesale Corp.	3,282,800	964,881
	Starbucks Corp.	8,377,381	736,539
	Lowe’s Cos. Inc.	5,762,722	690,144
*	Booking Holdings Inc.	312,522	641,836
*	Charter Communications Inc. Class A	1,122,605	544,553
	TJX Cos. Inc.	8,124,030	496,053
	Ross Stores Inc.	2,700,977	314,448
	Dollar General Corp.	1,919,419	299,391
	Marriott International Inc. Class A	1,952,939	295,734
*	O’Reilly Automotive Inc.	564,905	247,575
	Hilton Worldwide Holdings Inc.	2,106,875	233,673
	Yum! Brands Inc.	2,258,347	227,483
*	Uber Technologies Inc.	7,640,852	227,239
*	AutoZone Inc.	177,915	211,952
*	Chipotle Mexican Grill Inc. Class A	207,544	173,737
*	Dollar Tree Inc.	1,767,061	166,192
*	Copart Inc.	1,561,960	142,045
	Expedia Group Inc.	1,040,165	112,483
*	Ulta Beauty Inc.	417,227	105,617
	Wynn Resorts Ltd.	680,880	94,554
	Domino’s Pizza Inc.	305,142	89,645

8

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Roku Inc.	648,783	86,872
	Tractor Supply Co.	882,987	82,506
	FactSet Research Systems Inc.	282,977	75,923
*	Live Nation Entertainment Inc.	1,035,908	74,036
*	Lyft Inc. Class A	1,499,370	64,503
*	Altice USA Inc. Class A	2,358,374	64,478
^	Sirius XM Holdings Inc.	8,269,646	59,128
	MGM Resorts International	1,732,807	57,650
	Tiffany & Co.	425,970	56,931
*	Burlington Stores Inc.	247,603	56,461
	Rollins Inc.	1,098,097	36,413
	Vail Resorts Inc.	150,683	36,138
*	Carvana Co. Class A	188,068	17,312
*	Chewy Inc.	319,922	9,278
			19,080,929
Financials (13.1%)
	Visa Inc. Class A	12,513,246	2,351,239
	Mastercard Inc. Class A	6,703,053	2,001,465
	American Tower Corp.	3,307,394	760,105
	S&P Global Inc.	1,824,885	498,285
	Crown Castle International Corp.	3,104,535	441,310
	Prologis Inc.	4,709,516	419,806
	Marsh & McLennan Cos. Inc.	3,768,079	419,802
	Charles Schwab Corp.	8,617,032	409,826
	Intercontinental Exchange Inc.	4,157,780	384,803
	Equinix Inc.	636,815	371,709
	Aon plc	1,748,208	364,134
	Simon Property Group Inc.	2,176,621	324,229
	Moody’s Corp.	1,198,250	284,477
	Blackstone Group LP	4,923,145	275,401
	Public Storage	1,108,766	236,123
	AvalonBay Communities Inc.	1,042,989	218,715
*	IHS Markit Ltd.	2,844,759	214,353
	SBA Communications Corp. Class A	840,905	202,650
	T. Rowe Price Group Inc.	1,657,578	201,959
	Digital Realty Trust Inc.	1,558,555	186,621
	Realty Income Corp.	2,433,920	179,209
	Boston Properties Inc.	1,154,527	159,163
	MSCI Inc. Class A	600,885	155,136
	Essex Property Trust Inc.	493,514	148,479
	First Republic Bank	1,258,228	147,779
*	CBRE Group Inc. Class A	2,374,269	145,519
	Alexandria Real Estate Equities Inc.	859,653	138,903
	Arthur J Gallagher & Co.	1,392,685	132,625
	Equifax Inc.	903,924	126,658
	Invitation Homes Inc.	4,018,132	120,423
	Mid-America Apartment Communities Inc.	851,233	112,244
*	Markel Corp.	98,029	112,064
	Sun Communities Inc.	691,482	103,791
	UDR Inc.	2,187,867	102,173
	MarketAxess Holdings Inc.	268,823	101,913
	Cboe Global Markets Inc.	827,257	99,271
	Extra Space Storage Inc.	917,899	96,948
*	SVB Financial Group	385,074	96,669
	Regency Centers Corp.	1,250,724	78,908
	Federal Realty Investment Trust	564,440	72,660
	Iron Mountain Inc.	2,146,847	68,420
	SEI Investments Co.	1,011,032	66,202
	TD Ameritrade Holding Corp.	1,012,770	50,335
	Vornado Realty Trust	640,399	42,587
	E*TRADE Financial Corp.	844,717	38,325
	Camden Property Trust	360,652	38,265
	Interactive Brokers Group Inc.	543,550	25,340
	Welltower Inc.	252	21
			13,327,042
Health Care (7.7%)
	Thermo Fisher Scientific Inc.	2,994,083	972,688
	Bristol-Myers Squibb Co.	8,739,754	561,005
	Becton Dickinson and Co.	2,019,425	549,223
*	Intuitive Surgical Inc.	862,956	510,136
	Stryker Corp.	2,375,983	498,814
	Zoetis Inc.	3,556,409	470,691
*	Boston Scientific Corp.	10,407,312	470,619
*	Vertex Pharmaceuticals Inc.	1,920,131	420,413
*	Illumina Inc.	1,097,596	364,116
*	Edwards Lifesciences Corp.	1,557,365	363,318
*	Regeneron Pharmaceuticals Inc.	604,520	226,985
*	IQVIA Holdings Inc.	1,231,524	190,283
*	Centene Corp.	2,935,248	184,539
*	Alexion Pharmaceuticals Inc.	1,569,765	169,770
*	IDEXX Laboratories Inc.	640,536	167,263
	ResMed Inc.	1,073,615	166,378
	Baxter International Inc.	1,906,041	159,383
*	DexCom Inc.	683,438	149,495
*	Align Technology Inc.	529,646	147,792
	Teleflex Inc.	345,617	130,104

9

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	WellCare Health Plans Inc.	375,552	124,011
*	Incyte Corp.	1,366,882	119,356
	Cooper Cos. Inc.	370,370	118,996
*	BioMarin Pharmaceutical Inc.	1,340,808	113,365
*	Seattle Genetics Inc.	895,333	102,301
*	Exact Sciences Corp.	1,098,818	101,619
*	Varian Medical Systems Inc.	678,243	96,317
*	Alnylam Pharmaceuticals Inc.	833,229	95,963
*	Jazz Pharmaceuticals plc	401,277	59,903
*	ABIOMED Inc.	320,729	54,713
			7,859,559
Industrials (13.2%)
	Boeing Co.	3,992,082	1,300,461
	Accenture plc Class A	4,742,013	998,526
*	PayPal Holdings Inc.	8,767,426	948,372
	Union Pacific Corp.	5,183,356	937,099
	Lockheed Martin Corp.	1,790,332	697,120
	Fidelity National Information Services Inc.	4,589,256	638,320
	United Parcel Service Inc. Class B	5,232,273	612,490
*	Fiserv Inc.	4,315,288	498,977
	Automatic Data Processing Inc.	2,907,952	495,806
	Global Payments Inc.	2,244,331	409,725
	Sherwin-Williams Co.	620,359	362,004
	Danaher Corp.	2,336,437	358,596
	Roper Technologies Inc.	777,022	275,245
	Amphenol Corp. Class A	2,213,881	239,608
	TransDigm Group Inc.	379,868	212,726
	Paychex Inc.	2,405,965	204,651
	Agilent Technologies Inc.	2,307,306	196,836
	Illinois Tool Works Inc.	1,079,931	193,988
*	FleetCor Technologies Inc.	648,050	186,457
	Waste Connections Inc.	2,051,416	186,248
	Verisk Analytics Inc. Class A	1,223,662	182,742
	Cintas Corp.	657,018	176,790
	Rockwell Automation Inc.	862,823	174,868
	AMETEK Inc.	1,707,186	170,275
*	CoStar Group Inc.	273,569	163,676
	Fortive Corp.	2,131,273	162,808
*	Square Inc.	2,592,283	162,173
	Fastenal Co.	4,282,808	158,250
*	Mettler-Toledo International Inc.	181,843	144,252
*	Keysight Technologies Inc.	1,400,045	143,687
	Vulcan Materials Co.	988,209	142,292
	Martin Marietta Materials Inc.	466,598	130,479
	TransUnion	1,405,605	120,334
	Kansas City Southern	739,801	113,308
*	Waters Corp.	480,936	112,371
	Xylem Inc.	1,343,580	105,861
	Wabtec Corp.	1,358,980	105,729
	Broadridge Financial Solutions Inc.	855,587	105,699
	Masco Corp.	2,134,589	102,439
	Old Dominion Freight Line Inc.	536,537	101,824
	Expeditors International of Washington Inc.	1,270,410	99,117
	Ball Corp.	1,222,994	79,091
*	Trimble Inc.	1,857,732	77,449
	JB Hunt Transport Services Inc.	636,522	74,333
	HEICO Corp. Class A	597,800	53,521
	Jack Henry & Associates Inc.	286,905	41,793
*	IPG Photonics Corp.	257,794	37,360
	HEICO Corp.	302,380	34,517
	Cognex Corp.	607,982	34,071
	Hubbell Inc. Class B	202,704	29,964
*	XPO Logistics Inc.	345,756	27,557
	FLIR Systems Inc.	501,428	26,109
	Robert Half International Inc.	412,140	26,027
	AO Smith Corp.	511,176	24,352
			13,398,373
Oil & Gas (1.4%)
	EOG Resources Inc.	4,343,950	363,849
	ONEOK Inc.	3,084,442	233,400
	Pioneer Natural Resources Co.	1,236,896	187,229
	Concho Resources Inc.	1,500,720	131,418
	Diamondback Energy Inc.	1,197,403	111,191
*	Cheniere Energy Inc.	1,710,757	104,476
	Targa Resources Corp.	1,739,850	71,038
	Hess Corp.	1,023,992	68,413
	Noble Energy Inc.	1,788,810	44,434
	Cabot Oil & Gas Corp.	1,525,393	26,557
	Continental Resources Inc.	552,011	18,934
	Apache Corp.	234	6
			1,360,945
Technology (39.3%)
	Microsoft Corp.	56,961,829	8,982,880
	Apple Inc.	29,858,859	8,768,054
*	Facebook Inc. Class A	17,968,310	3,687,996
*	Alphabet Inc. Class A	2,236,660	2,995,760
*	Alphabet Inc. Class C	2,180,962	2,915,990
*	Adobe Inc.	3,614,535	1,192,110

10

Growth Index Fund

			Market
			Value•
		Shares	($000)
	NVIDIA Corp.	4,341,138	1,021,470
*	salesforce.com Inc.	6,220,961	1,011,777
	Texas Instruments Inc.	6,979,639	895,418
	Broadcom Inc.	2,813,716	889,190
	Intuit Inc.	1,846,483	483,649
*	Micron Technology Inc.	8,266,068	444,549
	Applied Materials Inc.	6,897,487	421,023
*	ServiceNow Inc.	1,408,281	397,586
*	Advanced Micro Devices Inc.	8,315,191	381,335
	Analog Devices Inc.	2,750,009	326,811
	L3Harris Technologies Inc.	1,650,712	326,626
	Lam Research Corp.	1,083,315	316,761
*	Autodesk Inc.	1,639,673	300,814
	KLA Corp.	1,178,279	209,934
*	Workday Inc. Class A	1,224,586	201,383
	Microchip Technology Inc.	1,784,407	186,863
	Xilinx Inc.	1,877,655	183,578
*	Twitter Inc.	5,507,097	176,502
*	Splunk Inc.	1,150,700	172,340
	Cerner Corp.	2,228,069	163,518
*	ANSYS Inc.	628,728	161,841
*	Palo Alto Networks Inc.	694,887	160,693
*	Synopsys Inc.	1,122,326	156,228
	Skyworks Solutions Inc.	1,272,177	153,781
*	VeriSign Inc.	789,030	152,030
*	IAC/InterActiveCorp	588,359	146,566
*	Cadence Design Systems Inc.	2,095,236	145,326
*	Veeva Systems Inc. Class A	982,259	138,165
	Maxim Integrated Products Inc.	2,019,988	124,249
*	Snap Inc.	7,222,105	117,937
*	Fortinet Inc.	1,085,233	115,859
	Motorola Solutions Inc.	639,344	103,024
	Citrix Systems Inc.	923,188	102,382
*	Akamai Technologies Inc.	1,145,499	98,948
	SS&C Technologies Holdings Inc.	1,602,866	98,416
*	Paycom Software Inc.	370,311	98,044
*	Gartner Inc.	634,098	97,714
*	Okta Inc.	795,316	91,756
*	Twilio Inc. Class A	929,626	91,364
*	VMware Inc. Class A	572,968	86,971
*	GoDaddy Inc. Class A	1,273,737	86,512
*	Arista Networks Inc.	398,882	81,133
*	Black Knight Inc.	1,059,585	68,322
*	RingCentral Inc. Class A	279,696	47,176
*	Pinterest Inc. Class A	2,289,575	42,678
^,*	Slack Technologies Inc. Class A	1,746,930	39,271
^,*	Match Group Inc.	392,889	32,260
*	Dropbox Inc. Class A	1,613,875	28,904
^,*	Datadog Inc. Class A	206,370	7,797
*	Crowdstrike Holdings Inc. Class A	153,314	7,646
*	F5 Networks Inc.	62	9
		39,936,919
Telecommunications (0.3%)
*	T-Mobile US Inc.	2,235,617	175,317
*	Zayo Group Holdings Inc.	1,770,634	61,352
*	Zoom Video Communications Inc. Class A	340,240	23,150
			259,819
Utilities (0.0%)
	NRG Energy Inc.	890,534	35,399
Total Common Stocks (Cost $52,643,934)			101,411,236
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 1.816%	3,098,728	309,904

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill, 1.527%–1.541%, 4/30/20	9,750	9,700
Total Temporary Cash Investments (Cost $319,593)			319,604
Total Investments (100.1%) (Cost $52,963,527)		101,730,840

11

Growth Index Fund

Amount
($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard	4,437
Receivables for Accrued Income	44,092
Receivables for Capital Shares Issued	59,919
Variation Margin Receivable—Futures Contracts	280
Unrealized Appreciation—Swap Contracts	952
Other Assets	1,900
Total Other Assets	111,580
Liabilities
Payables for Investment Securities Purchased	(309)
Collateral for Securities on Loan	(172,197)
Payables for Capital Shares Redeemed	(69,369)
Payables to Vanguard	(17,863)
Other Liabilities	(8)
Total Liabilities	(259,746)
Net Assets (100%)	101,582,674

At December 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	55,341,896
Total Distributable Earnings (Loss)	46,240,778
Net Assets	101,582,674

Investor Shares—Net Assets
Applicable to 6,098,058 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	572,399
Net Asset Value Per Share—Investor Shares	$93.87

ETF Shares—Net Assets
Applicable to 254,960,876 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	46,480,989
Net Asset Value Per Share—ETF Shares	$182.31

Admiral Shares—Net Assets
Applicable to 406,034,757 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,102,945
Net Asset Value Per Share—Admiral Shares	$93.84

Institutional Shares—Net Assets
Applicable to 175,034,069 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,426,341
Net Asset Value Per Share—Institutional Shares	$93.85

•	See Note A in Notes to Financial Statements.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $169,165,000.
*	Non-income-producing security.

1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $172,197,000 was received for securities on loan.
4	Securities with a value of $4,628,000 have been segregated as initial margin for open futures contracts.

12

Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
			Number of			Unrealized
			Long (Short)		Notional	Appreciation
		Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index		March 2020		726	117,289	428

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Visa, Inc. Class A	9/2/20	BOANA	50,740	(1.597)	952	—

1 Payment received/paid monthly.

BOANA—Bank of America NA.

At December 31, 2019, a counterparty had deposited in a segregated account cash of $1,310,000 in connection with open over-the-counter swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Growth Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends	1,007,027
Interest[1]	3,088
Securities Lending—Net	3,465
Total Income	1,013,580
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,836
Management and Administrative—Investor Shares	2,674
Management and Administrative—ETF Shares	10,430
Management and Administrative—Admiral Shares	12,093
Management and Administrative—Institutional Shares	4,447
Marketing and Distribution—Investor Shares	167
Marketing and Distribution—ETF Shares	1,605
Marketing and Distribution—Admiral Shares	1,745
Marketing and Distribution—Institutional Shares	429
Custodian Fees	564
Auditing Fees	35
Shareholders’ Reports—Investor Shares	60
Shareholders’ Reports—ETF Shares	1,635
Shareholders’ Reports—Admiral Shares	422
Shareholders’ Reports—Institutional Shares	153
Trustees’ Fees and Expenses	45
Total Expenses	41,340
Net Investment Income	972,240
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,738,925
Futures Contracts	38,542
Swap Contracts	1,718
Realized Net Gain (Loss)	2,779,185
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	23,714,868
Futures Contracts	3,982
Swap Contracts	952
Change in Unrealized Appreciation (Depreciation)	23,719,802
Net Increase (Decrease) in Net Assets Resulting from Operations	27,471,227

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,869,000, $17,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $3,230,685,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

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Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	972,240	957,127
Realized Net Gain (Loss)	2,779,185	1,216,889
Change in Unrealized Appreciation (Depreciation)	23,719,802	(4,799,031)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,471,227	(2,625,015)
Distributions
Net Investment Income
Investor Shares	(14,731)	(32,936)
ETF Shares	(434,994)	(417,816)
Admiral Shares	(346,427)	(332,866)
Institutional Shares	(157,719)	(162,179)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(953,871)	(945,797)
Capital Share Transactions
Investor Shares	(2,755,965)	(455,638)
ETF Shares	2,045,412	2,670,446
Admiral Shares	3,011,369	859,859
Institutional Shares	(387,427)	531,420
Net Increase (Decrease) from Capital Share Transactions	1,913,389	3,606,087
Total Increase (Decrease)	28,430,745	35,275
Net Assets
Beginning of Period	73,151,929	73,116,654
End of Period	101,582,674	73,151,929

See accompanying Notes, which are an integral part of the Financial Statements.

15

Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$69.10	$72.36	$57.32	$54.78	$53.71
Investment Operations
Net Investment Income	.746[1]	.823[1]	.750[1]	.720	.652
Net Realized and Unrealized Gain (Loss) on Investments	24.802	(3.271)	15.037	2.548	1.054
Total from Investment Operations	25.548	(2.448)	15.787	3.268	1.706
Distributions
Dividends from Net Investment Income	(.778)	(.812)	(.747)	(.728)	(.636)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.778)	(.812)	(.747)	(.728)	(.636)
Net Asset Value, End of Period	$93.87	$69.10	$72.36	$57.32	$54.78

Total Return[2]	37.08%	-3.46%	27.65%	5.99%	3.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$572	$2,654	$3,210	$2,938	$3,038
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.18%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.92%	1.08%	1.15%	1.31%	1.20%
Portfolio Turnover Rate[3]	11%	11%	8%	11%	9%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$134.21	$140.55	$111.33	$106.40	$104.33
Investment Operations
Net Investment Income	1.773[1]	1.807[1]	1.626[1]	1.528	1.420
Net Realized and Unrealized Gain (Loss) on Investments	48.065	(6.373)	29.200	4.949	2.038
Total from Investment Operations	49.838	(4.566)	30.826	6.477	3.458
Distributions
Dividends from Net Investment Income	(1.738)	(1.774)	(1.606)	(1.547)	(1.388)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.738)	(1.774)	(1.606)	(1.547)	(1.388)
Net Asset Value, End of Period	$182.31	$134.21	$140.55	$111.33	$106.40

Total Return	37.26%	-3.32%	27.80%	6.13%	3.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46,481	$32,489	$31,399	$23,040	$20,706
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.09%	1.21%	1.27%	1.43%	1.34%
Portfolio Turnover Rate[2]	11%	11%	8%	11%	9%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Growth Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$69.09	$72.35	$57.31	$54.77	$53.71
Investment Operations
Net Investment Income	.907[1]	.921[1]	.836[1]	.786	.731
Net Realized and Unrealized Gain (Loss) on Investments	24.728	(3.274)	15.032	2.550	1.044
Total from Investment Operations	25.635	(2.353)	15.868	3.336	1.775
Distributions
Dividends from Net Investment Income	(.885)	(.907)	(.828)	(.796)	(.715)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.885)	(.907)	(.828)	(.796)	(.715)
Net Asset Value, End of Period	$93.84	$69.09	$72.35	$57.31	$54.77

Total Return[2]	37.23%	-3.34%	27.80%	6.12%	3.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38,103	$25,609	$26,013	$18,617	$16,777
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.08%	1.20%	1.27%	1.43%	1.34%
Portfolio Turnover Rate[3]	11%	11%	8%	11%	9%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$69.09	$72.35	$57.31	$54.77	$53.70
Investment Operations
Net Investment Income	.912[1]	.928[1]	.841[1]	.792	.737
Net Realized and Unrealized Gain (Loss)
on Investments	24.742	(3.274)	15.032	2.549	1.053
Total from Investment Operations	25.654	(2.346)	15.873	3.341	1.790
Distributions
Dividends from Net Investment Income	(.894)	(.914)	(.833)	(.801)	(.720)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.894)	(.914)	(.833)	(.801)	(.720)
Net Asset Value, End of Period	$93.85	$69.09	$72.35	$57.31	$54.77

Total Return	37.26%	-3.33%	27.81%	6.13%	3.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,426	$12,400	$12,495	$9,733	$9,380
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.09%	1.21%	1.28%	1.44%	1.35%
Portfolio Turnover Rate[2]	11%	11%	8%	11%	9%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

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Growth Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

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Growth Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

22

Growth Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $4,437,000, representing less than 0.01% of the fund’s net assets and 1.77% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.       Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	101,411,236	—	—
Temporary Cash Investments	309,904	9,700	—
Futures Contracts—Assets[1]	280	—	—
Swap Contracts—Assets	—	952	—
Total	101,721,420	10,652	—

1    Represents variation margin on the last day of the reporting period.

23

Growth Index Fund

D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	3,230,685
Total Distributable Earnings (Loss)	(3,230,685)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts and swap agreements. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	23,626
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(2,534,635)
Net Unrealized Gains (Losses)	48,767,313

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	52,963,527
Gross Unrealized Appreciation	49,512,619
Gross Unrealized Depreciation	(745,306)
Net Unrealized Appreciation (Depreciation)	48,767,313

E.  During the year ended December 31, 2019, the fund purchased $18,394,478,000 of investment securities and sold $16,465,804,000 of investment securities, other than temporary cash investments. Purchases and sales include $8,430,613,000 and $7,039,641,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year

24

Growth Index Fund

ended December 31, 2019, such purchases and sales were $1,239,100,000 and $4,457,532,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	115,764	1,430	510,573	6,648
Issued in Lieu of Cash Distributions	13,997	169	30,493	408
Redeemed[1]	(2,885,726)	(33,915)	(996,704)	(12,998)
Net Increase (Decrease)—Investor Shares	(2,755,965)	(32,316)	(455,638)	(5,942)
ETF Shares
Issued	9,192,907	56,769	7,468,161	50,640
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,147,495)	(43,875)	(4,797,715)	(31,975)
Net Increase (Decrease)—ETF Shares	2,045,412	12,894	2,670,446	18,665
Admiral Shares
Issued[1]	8,091,333	96,379	5,564,506	72,793
Issued in Lieu of Cash Distributions	307,364	3,578	296,361	3,965
Redeemed	(5,387,328)	(64,609)	(5,001,008)	(65,632)
Net Increase (Decrease)—Admiral Shares	3,011,369	35,348	859,859	11,126
Institutional Shares
Issued	2,191,615	26,273	2,470,757	32,349
Issued in Lieu of Cash Distributions	145,866	1,702	150,845	2,018
Redeemed	(2,724,908)	(32,415)	(2,090,182)	(27,597)
Net Increase (Decrease)—Institutional Shares	(387,427)	(4,440)	531,420	6,770

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 30,063,000 and 30,069,000 shares, respectively, in the amount of $2,572,238,000 from the conversion during the year ended December 31, 2019.

G.  Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

25

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund Investor Shares	25.67%	9.92%	12.33%	$31,986
Spliced Value Index	25.85	10.09	12.54	32,588
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

Spliced Value Index: S&P 500 Value Index (formerly known as the S&P 500/Barra Value Index) through May 16, 2003; MSCI US Prime Market Value Index through April 16, 2013; CRSP US Large Cap Value Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund ETF Shares Net Asset Value	25.85%	10.07%	12.49%	$32,444
Value Index Fund ETF Shares Market Price	25.83	10.06	12.48	32,432
Spliced Value Index	25.85	10.09	12.54	32,588
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

See Financial Highlights for dividend and capital gains information.

26

Value Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Value Index Fund Admiral Shares	25.82%	10.06%	12.48%	$32,417
Spliced Value Index	25.85	10.09	12.54	32,588
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Value Index Fund Institutional Shares	25.83%	10.07%	12.50%	$16,232,806
Spliced Value Index	25.85	10.09	12.54	16,293,962
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	17,625,579

Cumulative Returns of ETF Shares: December 31, 2009, Through December 31, 2019
	One	Five	Ten
	Year	Years	Years
Value Index Fund ETF Shares Market Price	25.83%	61.48%	224.29%
Value Index Fund ETF Shares Net Asset Value	25.85	61.55	224.44
Spliced Value Index	25.85	61.69	225.88

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

27

Value Index Fund

Sector Diversification
As of December 31, 2019

Basic Materials	2.4%
Consumer Goods	11.5
Consumer Services	8.5
Financials	23.5
Health Care	17.9
Industrials	11.0
Oil & Gas	7.1
Other	0.0
Technology	7.7
Telecommunications	4.0
Utilities	6.4

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

28

Value Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (2.4%)
Air Products & Chemicals Inc.	1,445,526	339,684
DuPont de Nemours Inc.	4,858,096	311,890
Dow Inc.	4,886,245	267,424
Newmont Goldcorp Corp.	5,376,524	233,610
PPG Industries Inc.	1,550,699	207,003
LyondellBasell Industries NV Class A	1,639,691	154,918
Freeport-McMoRan Inc.	9,038,951	118,591
International Paper Co.	2,572,074	118,444
Nucor Corp.	1,988,185	111,895
Celanese Corp. Class A	792,583	97,583
Avery Dennison Corp.	547,204	71,585
Eastman Chemical Co.	801,578	63,533
Mosaic Co.	2,239,895	48,471
Albemarle Corp.	348,405	25,448
Reliance Steel & Aluminum Co.	208,064	24,918
Westlake Chemical Corp.	253,321	17,770
		2,212,767
Consumer Goods (11.5%)
Procter & Gamble Co.	16,354,035	2,042,619
Coca-Cola Co.	25,287,347	1,399,655
PepsiCo Inc.	9,144,469	1,249,775
Philip Morris International Inc.	10,203,058	868,178
Altria Group Inc.	12,250,774	611,436
Mondelez International Inc. Class A	9,442,129	520,072
Kimberly-Clark Corp.	2,248,041	309,218
General Motors Co.	8,433,470	308,665
Ford Motor Co.	25,537,371	237,498
VF Corp.	2,226,670	221,910
General Mills Inc.	3,963,132	212,265
Tyson Foods Inc. Class A	1,935,652	176,222
Archer-Daniels-Midland Co.	3,650,549	169,203
Aptiv plc	1,674,583	159,035
Corteva Inc.	4,910,675	145,160
Kraft Heinz Co.	4,404,483	141,516
Kellogg Co.	1,677,434	116,011
Conagra Brands Inc.	3,191,122	109,264
Genuine Parts Co.	905,193	96,159
Constellation Brands Inc. Class A	494,329	93,799
Garmin Ltd.	934,633	91,183
Hasbro Inc.	843,843	89,118
Hormel Foods Corp.	1,750,226	78,953
JM Smucker Co.	711,539	74,093
PulteGroup Inc.	1,687,011	65,456
Campbell Soup Co.	1,283,616	63,436
Clorox Co.	411,571	63,193
Molson Coors Brewing Co. Class B	1,158,408	62,438
Whirlpool Corp.	413,932	61,067
DR Horton Inc.	1,148,990	60,609
BorgWarner Inc.	1,352,603	58,676
Lear Corp.	395,983	54,329
^ Keurig Dr Pepper Inc.	1,847,998	53,499
Lennar Corp. Class A	943,557	52,641
* Mohawk Industries Inc.	376,601	51,361
PVH Corp.	485,343	51,034
Bunge Ltd.	883,804	50,863
Tapestry Inc.	1,805,532	48,695
Newell Brands Inc.	2,504,268	48,132
Ralph Lauren Corp. Class A	310,474	36,394
Fortune Brands Home & Security Inc.	455,893	29,788
Coty Inc. Class A	1,981,255	22,289
Levi Strauss & Co. Class A	292,012	5,633
Lennar Corp. Class B	14,996	670
		10,461,210
Consumer Services (8.5%)
Walt Disney Co.	11,820,293	1,709,569
Walmart Inc.	9,326,153	1,108,320
CVS Health Corp.	8,531,509	633,806
Target Corp.	3,323,154	426,062

29

Value Index Fund

			Market
			Value•
		Shares	($000)
	Walgreens Boots Alliance Inc.	4,975,100	293,332
	Sysco Corp.	3,178,587	271,896
	Delta Air Lines Inc.	3,817,437	223,244
	eBay Inc.	5,068,222	183,013
	Las Vegas Sands Corp.	2,518,220	173,858
	Southwest Airlines Co.	3,106,422	167,685
	McKesson Corp.	1,181,648	163,446
	Kroger Co.	5,256,797	152,394
	ViacomCBS Inc. Class B	3,534,863	148,358
	Royal Caribbean Cruises Ltd.	1,099,805	146,835
	Carnival Corp.	2,592,313	131,767
	Best Buy Co. Inc.	1,469,208	128,996
*	United Airlines Holdings Inc.	1,410,888	124,285
*	Liberty Broadband Corp.	949,820	119,440
	Omnicom Group Inc.	1,427,826	115,682
*	CarMax Inc.	1,078,359	94,540
	Darden Restaurants Inc.	804,043	87,649
	Fox Corp. Class A	2,334,149	86,527
*	Norwegian Cruise Line Holdings Ltd.	1,394,517	81,454
	AmerisourceBergen Corp. Class A	944,891	80,335
	American Airlines Group Inc.	2,583,457	74,093
	Aramark	1,634,590	70,941
	Advance Auto Parts Inc.	431,179	69,058
*	Discovery Communications Inc.	2,249,063	68,574
	Interpublic Group of Cos. Inc.	2,546,501	58,824
*	DISH Network Corp. Class A	1,569,998	55,688
	Alaska Air Group Inc.	807,874	54,733
	Kohl’s Corp.	1,041,719	53,076
	MGM Resorts International	1,522,673	50,659
	Tiffany & Co.	374,302	50,025
*	Liberty Media Corp-Liberty SiriusXM Class C	993,728	47,838
	Nielsen Holdings plc	2,328,136	47,261
	News Corp. Class A	3,333,753	47,139
	Fox Corp. Class B	1,038,402	37,798
*,^	Discovery Communications Inc. Class A	985,711	32,272
*	Liberty Media Corp-Liberty SiriusXM Class A	580,322	28,053
*	Liberty Broadband Corp. Class A	165,953	20,671
	Hyatt Hotels Corp. Class A	228,222	20,474
	Macy’s Inc.	188,301	3,201
	ViacomCBS Inc. Class A	41,890	1,880
	News Corp. Class B	18,801	273
			7,745,024
Financials (23.4%)
*	Berkshire Hathaway Inc. Class B	12,764,430	2,891,143
	JPMorgan Chase & Co.	19,540,464	2,723,941
	Bank of America Corp.	53,091,070	1,869,868
	Wells Fargo & Co.	24,962,222	1,342,968
	Citigroup Inc.	14,317,430	1,143,820
	US Bancorp	9,218,874	546,587
	Goldman Sachs Group Inc.	2,206,237	507,280
	American Express Co.	4,024,987	501,071
	Truist Financial Corp.	8,796,898	495,441
	CME Group Inc.	2,350,225	471,737
	PNC Financial Services Group Inc.	2,586,336	412,857
	Morgan Stanley	7,962,901	407,064
	Chubb Ltd.	2,526,475	393,271
	BlackRock Inc.	708,760	356,294
	Capital One Financial Corp.	3,054,393	314,328
	American International Group Inc.	5,705,245	292,850
	Progressive Corp.	3,833,874	277,534
	Bank of New York Mellon Corp.	5,443,688	273,981
	Prudential Financial Inc.	2,636,356	247,132
	Aflac Inc.	4,573,491	241,938
	Allstate Corp.	2,124,725	238,925
	MetLife Inc.	4,523,681	230,572
	Travelers Cos. Inc.	1,608,311	220,258
	Welltower Inc.	2,661,524	217,659
	Equity Residential	2,436,264	197,143
	State Street Corp.	2,265,514	179,202
	Discover Financial Services	2,055,721	174,366
	Weyerhaeuser Co.	4,886,291	147,566
	Synchrony Financial	4,026,022	144,977
	Hartford Financial Services Group Inc.	2,363,855	143,651
	Fifth Third Bancorp	4,654,143	143,068
	Ventas Inc.	2,444,444	141,142
	Northern Trust Corp.	1,320,177	140,256
	M&T Bank Corp.	822,180	139,565
	Ameriprise Financial Inc.	830,918	138,414
	KeyCorp	6,459,320	130,737
	Citizens Financial Group Inc.	2,850,976	115,778
	Healthpeak Properties Inc.	3,344,416	115,282

30

Value Index Fund

			Market
			Value•
		Shares	($000)
	Cincinnati Financial Corp.	1,071,397	112,657
	Regions Financial Corp.	6,326,355	108,560
*	Arch Capital Group Ltd.	2,525,236	108,307
	Huntington Bancshares Inc.	6,772,839	102,134
	Principal Financial Group Inc.	1,820,637	100,135
	KKR & Co. Inc. Class A	3,429,496	100,038
	WP Carey Inc.	1,129,346	90,393
	Annaly Capital Management Inc.	9,375,757	88,320
	Host Hotels & Resorts Inc.	4,701,997	87,222
	Loews Corp.	1,657,885	87,022
	Duke Realty Corp.	2,409,830	83,549
	Nasdaq Inc.	753,693	80,721
	Fidelity National Financial Inc.	1,713,963	77,728
	Lincoln National Corp.	1,299,869	76,705
	Ally Financial Inc.	2,491,257	76,133
	Everest Re Group Ltd.	267,303	74,000
	Western Union Co.	2,747,897	73,589
	Raymond James Financial Inc.	818,899	73,259
*	Alleghany Corp.	89,655	71,685
	AXA Equitable Holdings Inc.	2,745,093	68,023
	Comerica Inc.	944,358	67,758
	Globe Life Inc.	638,724	67,226
	Reinsurance Group of America Inc. Class A	410,716	66,971
	VEREIT Inc.	6,992,161	64,608
	AGNC Investment Corp.	3,543,207	62,644
	WR Berkley Corp.	902,574	62,368
	Zions Bancorp NA	1,116,162	57,951
	Kimco Realty Corp.	2,630,217	54,472
	Voya Financial Inc.	883,396	53,870
	SL Green Realty Corp.	526,297	48,356
	Franklin Resources Inc.	1,800,662	46,781
*	Athene Holding Ltd. Class A	937,530	44,092
	TD Ameritrade Holding Corp.	886,212	44,045
	Invesco Ltd.	2,386,131	42,903
	Vornado Realty Trust	562,546	37,409
	E*TRADE Financial Corp.	742,624	33,693
	Camden Property Trust	317,070	33,641
	Jones Lang LaSalle Inc.	169,430	29,496
	People’s United Financial Inc.	1,449,575	24,498
*	Berkshire Hathaway Inc. Class A	14	4,754
			21,357,382
Health Care (17.9%)
	Johnson & Johnson	17,259,291	2,517,613
	UnitedHealth Group Inc.	6,212,960	1,826,486
	Merck & Co. Inc.	16,696,111	1,518,511
	Pfizer Inc.	36,291,809	1,421,913
	Abbott Laboratories	11,597,218	1,007,334
	Medtronic plc	8,789,934	997,218
	Amgen Inc.	3,896,525	939,335
	AbbVie Inc.	9,147,688	809,936
	Eli Lilly & Co.	5,666,751	744,781
	Gilead Sciences Inc.	8,296,527	539,108
	Anthem Inc.	1,662,833	502,225
	Cigna Corp.	2,448,921	500,780
	Bristol-Myers Squibb Co.	7,676,055	492,726
	Allergan plc	2,045,215	390,984
*	Biogen Inc.	1,183,322	351,127
	Humana Inc.	868,426	318,296
	HCA Healthcare Inc.	1,779,445	263,020
	Zimmer Biomet Holdings Inc.	1,348,807	201,889
	Baxter International Inc.	1,674,099	139,988
*	Laboratory Corp. of America Holdings	636,812	107,730
	Cardinal Health Inc.	1,917,998	97,012
	Quest Diagnostics Inc.	883,337	94,332
*	Hologic Inc.	1,758,269	91,799
	Dentsply Sirona Inc.	1,458,176	82,518
*	Elanco Animal Health Inc.	2,446,497	72,049
	Universal Health Services Inc. Class B	500,143	71,751
*	Mylan NV	3,384,575	68,030
*	Henry Schein Inc.	961,495	64,151
	Perrigo Co. plc	846,181	43,714
*	DaVita Inc.	553,975	41,565
			16,317,921
Industrials (10.9%)
	United Technologies Corp.	5,661,312	847,838
	Honeywell International Inc.	4,685,926	829,409
	3M Co.	3,771,183	665,312
	General Electric Co.	57,272,557	639,162
	Caterpillar Inc.	3,624,386	535,249
	Raytheon Co.	1,826,301	401,311
	Deere & Co.	2,064,971	357,777
	CSX Corp.	4,874,005	352,683
	Northrop Grumman Corp.	994,747	342,163
	Norfolk Southern Corp.	1,709,917	331,946
	Waste Management Inc.	2,782,422	317,085
	Danaher Corp.	2,052,152	314,964
	Emerson Electric Co.	3,994,848	304,647

31

Value Index Fund

			Market
			Value•
		Shares	($000)
	General Dynamics Corp.	1,612,873	284,430
	Eaton Corp. plc	2,710,984	256,784
	FedEx Corp.	1,540,078	232,875
	TE Connectivity Ltd.	2,193,538	210,229
	Ingersoll-Rand plc	1,571,318	208,860
	Johnson Controls International plc	5,058,921	205,949
	Cummins Inc.	1,004,698	179,801
	PACCAR Inc.	2,268,224	179,417
	Parker-Hannifin Corp.	842,471	173,397
	Illinois Tool Works Inc.	948,499	170,379
	Willis Towers Watson plc	843,258	170,288
	Stanley Black & Decker Inc.	996,882	165,223
	Republic Services Inc. Class A	1,360,658	121,956
	Dover Corp.	952,592	109,796
	WW Grainger Inc.	300,294	101,656
*	United Rentals Inc.	492,676	82,164
	Arconic Inc.	2,554,362	78,598
	Jacobs Engineering Group Inc.	870,969	78,239
	Westrock Co.	1,689,727	72,506
	Packaging Corp. of America	620,306	69,468
	Ball Corp.	1,071,765	69,311
	CH Robinson Worldwide Inc.	886,292	69,308
	Huntington Ingalls Industries Inc.	267,994	67,234
	Textron Inc.	1,495,567	66,702
*	Crown Holdings Inc.	889,009	64,489
	Snap-on Inc.	359,253	60,857
*	Sensata Technologies Holding plc	1,040,309	56,041
	Xerox Holdings Corp.	1,207,450	44,519
	Hubbell Inc. Class B	178,799	26,430
	Pentair plc	552,648	25,350
			9,941,802
Oil & Gas (7.1%)
	Exxon Mobil Corp.	27,747,022	1,936,187
	Chevron Corp.	12,400,055	1,494,331
	ConocoPhillips	7,195,943	467,952
	Schlumberger Ltd.	9,079,065	364,978
	Phillips 66	2,914,057	324,655
	Kinder Morgan Inc.	12,625,883	267,290
	Marathon Petroleum Corp.	4,258,186	256,556
	Valero Energy Corp.	2,692,985	252,198
	Occidental Petroleum Corp.	5,858,340	241,422
	Williams Cos. Inc.	7,948,632	188,542
	Halliburton Co.	5,469,585	133,841
	Baker Hughes a GE Co. Class A	4,262,168	109,239
	Marathon Oil Corp.	5,241,315	71,177
	National Oilwell Varco Inc.	2,527,360	63,310
	Apache Corp.	2,462,528	63,016
	Devon Energy Corp.	2,389,741	62,062
	Hess Corp.	897,930	59,991
	HollyFrontier Corp.	954,546	48,405
	Noble Energy Inc.	1,571,742	39,042
			6,444,194
Other (0.0%)[2]
*,§	American International Group Inc. Warrants Exp. 01/19/2021	41,903	—

Technology (7.6%)
	Intel Corp.	28,526,418	1,707,306
	Cisco Systems Inc.	27,820,597	1,334,276
	International Business Machines Corp.	5,807,786	778,476
	Oracle Corp.	13,992,006	741,296
	QUALCOMM Inc.	7,487,871	660,655
	Cognizant Technology Solutions Corp. Class A	3,591,043	222,716
	HP Inc.	9,719,693	199,740
	Corning Inc.	5,043,949	146,829
	Hewlett Packard Enterprise Co.	8,486,169	134,591
	CDW Corp.	942,218	134,586
	Western Digital Corp.	1,852,796	117,597
	Marvell Technology Group Ltd.	4,374,023	116,174
	NortonLifeLock Inc.	3,678,326	93,871
	NetApp Inc.	1,496,805	93,176
	Motorola Solutions Inc.	561,815	90,531
*	Qorvo Inc.	761,812	88,545
	Seagate Technology plc	1,462,924	87,044
*	Dell Technologies Inc.	1,365,907	70,194
*	F5 Networks Inc.	398,194	55,608
	Juniper Networks Inc.	2,191,199	53,969
	DXC Technology Co.	840,955	31,612
	L3Harris Technologies Inc.	3	1
			6,958,793

32

Value Index Fund

			Market
			Value•
		Shares	($000)
Telecommunications (4.0%)
	AT&T Inc.	47,904,575	1,872,111
	Verizon Communications Inc.	27,122,050	1,665,294
	CenturyLink Inc.	7,148,988	94,438
*	Sprint Corp.	4,034,867	21,021
			3,652,864
Utilities (6.4%)
	NextEra Energy Inc.	3,205,451	776,232
	Dominion Energy Inc.	5,397,539	447,024
	Southern Co.	6,877,064	438,069
	Duke Energy Corp.	4,781,207	436,094
	American Electric Power Co. Inc.	3,239,660	306,180
	Exelon Corp.	6,361,103	290,003
	Sempra Energy	1,799,536	272,594
	Xcel Energy Inc.	3,516,997	223,294
	Consolidated Edison Inc.	2,179,873	197,213
	Public Service Enterprise Group Inc.	3,316,266	195,826
	WEC Energy Group Inc.	2,068,182	190,748
	Eversource Energy	2,123,404	180,638
	Edison International	2,351,603	177,334
	FirstEnergy Corp.	3,543,525	172,215
	PPL Corp.	4,741,360	170,120
	DTE Energy Co.	1,256,474	163,178
	Entergy Corp.	1,305,686	156,421
	American Water Works Co. Inc.	1,185,296	145,614
	Ameren Corp.	1,613,449	123,913
	CMS Energy Corp.	1,861,079	116,950
	Evergy Inc.	1,494,530	97,279
	CenterPoint Energy Inc.	3,286,674	89,628
	Alliant Energy Corp.	1,600,301	87,568
	AES Corp.	4,352,879	86,622
	NiSource Inc.	2,447,185	68,130
	Pinnacle West Capital Corp.	736,377	66,222
	Vistra Energy Corp.	2,554,488	58,728
	OGE Energy Corp.	1,314,771	58,468
	Avangrid Inc.	406,598	20,802
*	PG&E Corp.	12	—
			5,813,107
Total Common Stocks (Cost $69,127,733)			90,905,064
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 1.816%	1,329,729	132,986

	Face
	Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[5]	United States Treasury Bill, 1.817%, 1/30/20	310	310
[5]	United States Treasury Bill, 1.566%, 2/20/20	7,000	6,986
[5]	United States Treasury Bill, 1.541%, 4/30/20	900	895
			8,191
Total Temporary Cash Investments (Cost $141,174)			141,177
Total Investments (99.9%) (Cost $69,268,907)			91,046,241

			Amount
			($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard			4,004
Receivables for Accrued Income			145,907
Receivables for Capital Shares Issued			40,991
Variation Margin Receivable— Futures Contracts			371
Unrealized Appreciation—Swap Contracts			382
Total Other Assets			191,655
Liabilities
Payables for Investment Securities Purchased			(478)
Collateral for Securities on Loan			(58,530)
Payables for Capital Shares Redeemed			(29,865)
Payables to Vanguard			(13,186)
Other Liabilities			(3,051)
Total Liabilities			(105,110)
Net Assets (100%)			91,132,786

33

Value Index Fund

At December 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	70,803,947
Total Distributable Earnings (Loss)	20,328,839
Net Assets	91,132,786

Investor Shares—Net Assets
Applicable to 7,012,853 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	328,065
Net Asset Value Per Share— Investor Shares	$46.78

ETF Shares—Net Assets
Applicable to 466,307,509 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	55,909,128
Net Asset Value Per Share—ETF Shares	$119.90

Admiral Shares—Net Assets
Applicable to 479,219,523 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,414,112
Net Asset Value Per Share— Admiral Shares	$46.77

Institutional Shares—Net Assets
Applicable to 266,865,141 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,481,481
Net Asset Value Per Share— Institutional Shares	$46.77

*	See Note A in Notes to Financial Statements.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $56,454,000.

*	Non-income-producing security.

§ Security value determined using significant unobservable inputs.

1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $58,530,000 was received for securities on loan.
5	Securities with a value of $6,100,000 have been segregated as initial margin for open futures contracts.

34

Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
						Value and
			Number of			Unrealized
			Long (Short)		Notional	Appreciation
		Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index		March 2020		1,083	174,964	742

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
AbbVie Inc.	9/2/20	BOANA	48,252	(1.697)	382	—

1   Payment received/paid monthly.

BOANA—Bank of America NA.

At December 31, 2019, a counterparty had deposited in a segregated account cash of $750,000 in connection with open over-the-counter swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Value Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends	2,248,852
Interest[1]	3,302
Securities Lending—Net	2,771
Total Income	2,254,925
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,619
Management and Administrative—Investor Shares	1,367
Management and Administrative—ETF Shares	12,302
Management and Administrative—Admiral Shares	7,242
Management and Administrative—Institutional Shares	3,380
Marketing and Distribution—Investor Shares	88
Marketing and Distribution—ETF Shares	2,412
Marketing and Distribution—Admiral Shares	1,157
Marketing and Distribution—Institutional Shares	310
Custodian Fees	444
Auditing Fees	36
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—ETF Shares	1,655
Shareholders’ Reports—Admiral Shares	162
Shareholders’ Reports—Institutional Shares	86
Trustees’ Fees and Expenses	39
Total Expenses	35,314
Net Investment Income	2,219,611
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,552,820
Futures Contracts	57,762
Swap Contracts	5,648
Realized Net Gain (Loss)	1,616,230
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	14,492,793
Futures Contracts	(907)
Swap Contracts	382
Change in Unrealized Appreciation (Depreciation)	14,492,268
Net Increase (Decrease) in Net Assets Resulting from Operations	18,328,109

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,879,000, $5,000, and ($11,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2,600,682,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,219,611	1,764,881
Realized Net Gain (Loss)	1,616,230	3,138,775
Change in Unrealized Appreciation (Depreciation)	14,492,268	(9,094,447)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,328,109	(4,190,791)
Distributions
Net Investment Income
Investor Shares	(20,395)	(36,993)
ETF Shares	(1,342,434)	(1,030,963)
Admiral Shares	(535,578)	(434,831)
Institutional Shares	(303,775)	(258,024)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(2,202,182)	(1,760,811)
Capital Share Transactions
Investor Shares	(1,265,828)	(127,208)
ETF Shares	4,609,618	8,586,445
Admiral Shares	2,004,934	1,130,589
Institutional Shares	456,273	514,891
Net Increase (Decrease) from Capital Share Transactions	5,804,997	10,104,717
Total Increase (Decrease)	21,930,924	4,153,115
Net Assets
Beginning of Period	69,201,862	65,048,747
End of Period	91,132,786	69,201,862

See accompanying Notes, which are an integral part of the Financial Statements.

37

Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$38.18	$41.42	$36.24	$31.82	$32.95
Investment Operations
Net Investment Income	1.093[1]	1.009[1]	.918[1]	.850	.782
Net Realized and Unrealized Gain (Loss) on Investments	8.623	(3.261)	5.166	4.415	(1.130)
Total from Investment Operations	9.716	(2.252)	6.084	5.265	(.348)
Distributions
Dividends from Net Investment Income	(1.116)	(.988)	(.904)	(.845)	(.782)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.116)	(.988)	(.904)	(.845)	(.782)
Net Asset Value, End of Period	$46.78	$38.18	$41.42	$36.24	$31.82

Total Return[2]	25.67%	-5.55%	16.99%	16.75%	-1.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$328	$1,381	$1,626	$1,587	$1,397
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.18%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.58%	2.43%	2.40%	2.64%	2.44%
Portfolio Turnover Rate[3]	12%	8%	9%	7%	8%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$97.84	$106.14	$92.87	$81.56	$84.45
Investment Operations
Net Investment Income	3.046[1]	2.722[1]	2.473[1]	2.282	2.123
Net Realized and Unrealized Gain (Loss) on Investments	22.014	(8.352)	13.234	11.301	(2.890)
Total from Investment Operations	25.060	(5.630)	15.707	13.583	(.767)
Distributions
Dividends from Net Investment Income	(3.000)	(2.670)	(2.437)	(2.273)	(2.123)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.000)	(2.670)	(2.437)	(2.273)	(2.123)
Net Asset Value, End of Period	$119.90	$97.84	$106.14	$92.87	$81.56

Total Return	25.85%	-5.39%	17.12%	16.88%	-0.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$55,909	$41,510	$36,560	$27,126	$18,648
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.76%	2.56%	2.52%	2.76%	2.58%
Portfolio Turnover Rate[2]	12%	8%	9%	7%	8%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Value Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$38.17	$41.41	$36.23	$31.82	$32.94
Investment Operations
Net Investment Income	1.185[1]	1.059[1]	.965[1]	.890	.829
Net Realized and Unrealized Gain (Loss) on Investments	8.581	(3.261)	5.165	4.407	(1.121)
Total from Investment Operations	9.766	(2.202)	6.130	5.297	(.292)
Distributions
Dividends from Net Investment Income	(1.166)	(1.038)	(.950)	(.887)	(.828)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.166)	(1.038)	(.950)	(.887)	(.828)
Net Asset Value, End of Period	$46.77	$38.17	$41.41	$36.23	$31.82

Total Return[2]	25.82%	-5.43%	17.13%	16.86%	-0.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,414	$16,522	$16,778	$13,424	$10,408
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.75%	2.55%	2.52%	2.76%	2.58%
Portfolio Turnover Rate[3]	12%	8%	9%	7%	8%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$38.17	$41.41	$36.23	$31.82	$32.94
Investment Operations
Net Investment Income	1.189[1]	1.063[1]	.969[1]	.893	.831
Net Realized and Unrealized Gain (Loss) on Investments	8.581	(3.260)	5.165	4.407	(1.120)
Total from Investment Operations	9.770	(2.197)	6.134	5.300	(.289)
Distributions
Dividends from Net Investment Income	(1.170)	(1.043)	(.954)	(.890)	(.831)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.170)	(1.043)	(.954)	(.890)	(.831)
Net Asset Value, End of Period	$46.77	$38.17	$41.41	$36.23	$31.82

Total Return	25.83%	-5.42%	17.14%	16.87%	-0.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,481	$9,789	$10,085	$8,684	$7,176
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.76%	2.56%	2.53%	2.77%	2.59%
Portfolio Turnover Rate[2]	12%	8%	9%	7%	8%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

42

Value Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

43

Value Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

44

Value Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $4,004,000, representing less than 0.01% of the fund’s net assets and 1.60% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.    Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	90,905,064	—	—
Temporary Cash Investments	132,986	8,191	—
Futures Contracts—Assets[1]	371	—	—
Swap Contracts—Assets	—	382	—
Total	91,038,421	8,573	—

1 Represents variation margin on the last day of the reporting period.

45

Value Index Fund

D.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	2,600,682
Total Distributable Earnings (Loss)	(2,600,682)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts, and swap agreements. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	28,164
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(1,465,507)
Net Unrealized Gains (Losses)	21,777,334

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	69,268,907
Gross Unrealized Appreciation	24,189,907
Gross Unrealized Depreciation	(2,412,573)
Net Unrealized Appreciation (Depreciation)	21,777,334

E.   During the year ended December 31, 2019, the fund purchased $21,837,069,000 of investment securities and sold $16,052,486,000 of investment securities, other than temporary cash investments. Purchases and sales include $9,895,580,000 and $6,489,626,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year

46

Value Index Fund

ended December 31, 2019, such purchases and sales were $3,819,121,000 and $1,857,206,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F.   Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	288,447	6,573	285,966	6,836
Issued in Lieu of Cash Distributions	19,467	454	33,551	830
Redeemed[1]	(1,573,742)	(36,175)	(446,725)	(10,770)
Net Increase (Decrease)—Investor Shares	(1,265,828)	(29,148)	(127,208)	(3,104)
ETF Shares
Issued	11,138,392	101,457	14,303,249	135,191
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,528,774)	(59,400)	(5,716,804)	(55,375)
Net Increase (Decrease)—ETF Shares	4,609,618	42,057	8,586,445	79,816
Admiral Shares
Issued[1]	4,731,989	110,113	3,802,677	92,033
Issued in Lieu of Cash Distributions	457,063	10,403	373,799	9,257
Redeemed	(3,184,118)	(74,178)	(3,045,887)	(73,617)
Net Increase (Decrease)—Admiral Shares	2,004,934	46,338	1,130,589	27,673
Institutional Shares
Issued	2,536,818	58,769	1,876,041	45,488
Issued in Lieu of Cash Distributions	278,501	6,344	238,672	5,911
Redeemed	(2,359,046)	(54,713)	(1,599,822)	(38,496)
Net Increase (Decrease)—Institutional Shares	456,273	10,400	514,891	12,903

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 26,970,000 and 26,976,000 shares, respectively, in the amount of $1,174,229,000 from the conversion during the year ended December 31, 2019.

G. Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

47

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Large-Cap Index Fund Investor Shares	31.23%	11.42%	13.36%	$35,029
Spliced Large Cap Index	31.44	11.61	13.58	35,719
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

Spliced Large Cap Index: MSCI US Prime Market 750 Index through January 30, 2013; CRSP US Large Cap Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Large-Cap Index Fund ETF Shares Net Asset Value	31.39%	11.57%	13.51%	$35,516
Large-Cap Index Fund ETF Shares Market Price	31.37	11.57	13.51	35,504
Spliced Large Cap Index	31.44	11.61	13.58	35,719
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

See Financial Highlights for dividend and capital gains information.

48

Large-Cap Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Large-Cap Index Fund Admiral Shares	31.39%	11.56%	13.51%	$35,500
Spliced Large Cap Index	31.44	11.61	13.58	35,719
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	35,251

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Large-Cap Index Fund Institutional Shares	31.39%	11.57%	13.52%	$17,772,877
Spliced Large Cap Index	31.44	11.61	13.58	17,859,453
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	17,625,579

Cumulative Returns of ETF Shares: December 31, 2009, Through December 31, 2019

	One	Five	Ten
	Year	Years	Years
Large-Cap Index Fund ETF Shares Market Price	31.37%	72.84%	255.04%
Large-Cap Index Fund ETF Shares Net Asset Value	31.39	72.90	255.16
Spliced Large Cap Index	31.44	73.22	257.19

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

49

Large-Cap Index Fund

Sector Diversification

As of December 31, 2019

Basic Materials	2.0%
Consumer Goods	8.1
Consumer Services	13.6
Financials	18.4
Health Care	12.9
Industrials	12.1
Oil & Gas	4.2
Other	0.0
Technology	23.3
Telecommunications	2.2
Utilities	3.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

50

Large-Cap Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (2.0%)
	Linde plc	500,121	106,476
	Air Products & Chemicals Inc.	205,214	48,223
	Ecolab Inc.	241,528	46,612
	DuPont de Nemours Inc.	689,574	44,271
	Dow Inc.	691,747	37,859
	Newmont Goldcorp Corp.	763,132	33,158
	PPG Industries Inc.	220,084	29,379
	LyondellBasell Industries NV Class A	232,638	21,980
	Freeport-McMoRan Inc.	1,281,728	16,816
	International Paper Co.	364,639	16,792
	Nucor Corp.	282,554	15,902
	Celanese Corp. Class A	112,631	13,867
	International Flavors & Fragrances Inc.	99,499	12,837
	FMC Corp.	120,775	12,056
	Avery Dennison Corp.	77,814	10,180
	CF Industries Holdings Inc.	202,609	9,673
	Eastman Chemical Co.	114,032	9,038
	Albemarle Corp.	98,805	7,217
	Mosaic Co.	317,668	6,874
	Reliance Steel & Aluminum Co.	29,499	3,533
*	Axalta Coating Systems Ltd.	97,941	2,977
	Westlake Chemical Corp.	35,875	2,517
			508,237
Consumer Goods (8.0%)
	Procter & Gamble Co.	2,321,934	290,010
	Coca-Cola Co.	3,590,160	198,715
	PepsiCo Inc.	1,298,353	177,446
	Philip Morris International Inc.	1,448,562	123,258
	NIKE Inc. Class B	1,159,998	117,519
	Altria Group Inc.	1,739,272	86,807
	Mondelez International Inc. Class A	1,340,724	73,847
*	Tesla Inc.	134,232	56,153
	Colgate-Palmolive Co.	798,028	54,936
	Kimberly-Clark Corp.	319,173	43,902
	General Motors Co.	1,197,182	43,817
	Estee Lauder Cos. Inc. Class A	207,188	42,793
	Activision Blizzard Inc.	715,138	42,493
	Ford Motor Co.	3,624,795	33,711
	VF Corp.	315,869	31,480
	General Mills Inc.	562,503	30,128
*	Electronic Arts Inc.	271,748	29,216
	Constellation Brands Inc. Class A	140,360	26,633
*	Lululemon Athletica Inc.	108,852	25,218
	Tyson Foods Inc. Class A	274,668	25,006
	Archer-Daniels-Midland Co.	517,977	24,008
	Aptiv plc	237,511	22,556
*	Monster Beverage Corp.	350,183	22,254
	Corteva Inc.	696,568	20,591
	Hershey Co.	137,953	20,276
	Kraft Heinz Co.	624,751	20,073
	McCormick & Co. Inc.	114,943	19,509
	Brown-Forman Corp. Class B	272,588	18,427
	Clorox Co.	116,721	17,921
	DR Horton Inc.	325,902	17,191
	Kellogg Co.	237,862	16,451
	Church & Dwight Co. Inc.	228,189	16,051
	Conagra Brands Inc.	453,455	15,526
	Lennar Corp. Class A	264,306	14,746
	Genuine Parts Co.	128,617	13,663
	Garmin Ltd.	132,833	12,959
*	Take-Two Interactive Software Inc.	105,569	12,925
	Hasbro Inc.	119,909	12,664
*	NVR Inc.	3,269	12,450
	Lamb Weston Holdings Inc.	136,113	11,710
	Hormel Foods Corp.	248,802	11,223
	JM Smucker Co.	100,967	10,514
	PulteGroup Inc.	238,840	9,267
*	LKQ Corp.	256,999	9,175

51

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Campbell Soup Co.	182,406	9,015
	Molson Coors Brewing Co. Class B	164,595	8,872
	Whirlpool Corp.	58,886	8,687
	Fortune Brands Home & Security Inc.	129,619	8,469
	BorgWarner Inc.	192,405	8,347
	Lear Corp.	56,345	7,731
^	Keurig Dr Pepper Inc.	262,204	7,591
*	Mohawk Industries Inc.	53,393	7,282
	PVH Corp.	69,080	7,264
	Bunge Ltd.	125,394	7,216
	Tapestry Inc.	257,073	6,933
	Newell Brands Inc.	355,094	6,825
*	WABCO Holdings Inc.	47,781	6,474
*	Wayfair Inc.	58,206	5,260
	Ralph Lauren Corp. Class A	44,012	5,159
*	Under Armour Inc. Class C	249,389	4,783
	Coty Inc. Class A	282,431	3,177
*	Under Armour Inc. Class A	114,169	2,466
	Levi Strauss & Co. Class A	41,388	798
	Lennar Corp. Class B	9,620	430
			2,057,997
Consumer Services (13.6%)
*	Amazon.com Inc.	392,341	724,983
	Walt Disney Co.	1,677,768	242,656
	Home Depot Inc.	1,015,520	221,769
	Comcast Corp. Class A	4,226,372	190,060
	Walmart Inc.	1,324,213	157,369
	McDonald’s Corp.	701,140	138,552
*	Netflix Inc.	407,972	132,008
	Costco Wholesale Corp.	409,315	120,306
	Starbucks Corp.	1,044,527	91,835
	CVS Health Corp.	1,211,125	89,974
	Lowe’s Cos. Inc.	718,462	86,043
*	Booking Holdings Inc.	38,965	80,024
*	Charter Communications Inc. Class A	139,953	67,888
	TJX Cos. Inc.	1,012,672	61,834
	Target Corp.	471,715	60,479
	Walgreens Boots Alliance Inc.	706,136	41,634
	Ross Stores Inc.	336,617	39,189
	Sysco Corp.	451,237	38,599
	Dollar General Corp.	239,243	37,317
	Marriott International Inc. Class A	243,440	36,864
	Delta Air Lines Inc.	541,692	31,678
*	O’Reilly Automotive Inc.	70,413	30,859
	Hilton Worldwide Holdings Inc.	262,614	29,127
	Yum! Brands Inc.	281,703	28,376
*	Uber Technologies Inc.	952,552	28,329
*	AutoZone Inc.	22,174	26,416
	eBay Inc.	719,141	25,968
	Las Vegas Sands Corp.	357,334	24,670
	Southwest Airlines Co.	440,762	23,792
	McKesson Corp.	167,642	23,188
*	Chipotle Mexican Grill Inc. Class A	25,859	21,647
	Kroger Co.	745,747	21,619
	ViacomCBS Inc. Class B	504,146	21,159
	Royal Caribbean Cruises Ltd.	156,014	20,829
*	Dollar Tree Inc.	220,488	20,737
	Carnival Corp.	367,671	18,689
	Best Buy Co. Inc.	208,751	18,328
*	Copart Inc.	194,931	17,727
*	United Airlines Holdings Inc.	200,469	17,659
*	Liberty Broadband Corp.	132,112	16,613
	Omnicom Group Inc.	202,465	16,404
	MGM Resorts International	431,907	14,370
	Tiffany & Co.	106,171	14,190
	Expedia Group Inc.	129,863	14,043
	Fox Corp. Class A	367,615	13,628
*	CarMax Inc.	153,215	13,432
*	Ulta Beauty Inc.	52,098	13,188
	Darden Restaurants Inc.	114,249	12,454
	Wynn Resorts Ltd.	85,027	11,808
*	Norwegian Cruise Line Holdings Ltd.	198,268	11,581
	AmerisourceBergen Corp. Class A	134,297	11,418
	Domino’s Pizza Inc.	38,114	11,197
*	Roku Inc.	81,033	10,850
	American Airlines Group Inc.	367,387	10,537
	Tractor Supply Co.	110,317	10,308
	Aramark	232,430	10,087
	Advance Auto Parts Inc.	61,315	9,820
*	Discovery Communications Inc.	318,528	9,712
	FactSet Research Systems Inc.	35,264	9,461
*	Live Nation Entertainment Inc.	129,448	9,252
	Interpublic Group of Cos. Inc.	361,299	8,346
*	Lyft Inc. Class A	186,851	8,038
*	Altice USA Inc. Class A	293,882	8,035
*	DISH Network Corp. Class A	222,815	7,903

52

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Alaska Air Group Inc.	114,581	7,763
	Kohl’s Corp.	148,271	7,554
^	Sirius XM Holdings Inc.	1,030,719	7,370
*	Burlington Stores Inc.	30,869	7,039
*	Liberty Media Corp-Liberty SiriusXM Class C	140,766	6,776
	Nielsen Holdings plc	331,212	6,724
	News Corp. Class A	364,444	5,153
^,*	Discovery Communications Inc. Class A	140,691	4,606
	Rollins Inc.	137,296	4,553
	Vail Resorts Inc.	18,799	4,509
	Fox Corp. Class B	110,882	4,036
*	Liberty Media Corp-Liberty SiriusXM Class A	82,987	4,012
*	Liberty Broadband Corp. Class A	26,195	3,263
	Hyatt Hotels Corp. Class A	32,400	2,907
*	Carvana Co. Class A	23,441	2,158
	News Corp. Class B	109,308	1,586
*	Chewy Inc.	39,842	1,155
	ViacomCBS Inc. Class A	3,422	154
			3,478,173
Financials (18.3%)
*	Berkshire Hathaway Inc. Class B	1,806,734	409,225
	JPMorgan Chase & Co.	2,774,214	386,725
	Visa Inc. Class A	1,594,585	299,623
	Bank of America Corp.	7,537,083	265,456
	Mastercard Inc. Class A	835,798	249,561
	Wells Fargo & Co.	3,543,847	190,659
	Citigroup Inc.	2,032,511	162,377
	American Tower Corp.	412,388	94,775
	US Bancorp	1,308,948	77,608
	Goldman Sachs Group Inc.	313,154	72,004
	American Express Co.	571,429	71,137
	Truist Financial Corp.	1,248,645	70,324
	CME Group Inc.	333,650	66,970
	S&P Global Inc.	227,556	62,134
	PNC Financial Services Group Inc.	367,181	58,613
	Morgan Stanley	1,130,112	57,771
	Chubb Ltd.	358,673	55,831
	Crown Castle International Corp.	387,052	55,019
	Marsh & McLennan Cos. Inc.	469,866	52,348
	Prologis Inc.	587,174	52,341
	Charles Schwab Corp.	1,074,315	51,094
	BlackRock Inc.	100,617	50,580
	Intercontinental Exchange Inc.	518,500	47,987
	Equinix Inc.	79,387	46,338
	Aon plc	217,988	45,405
	Capital One Financial Corp.	433,498	44,611
	American International Group Inc.	809,769	41,565
	Simon Property Group Inc.	271,375	40,424
	Progressive Corp.	544,213	39,396
	Bank of New York Mellon Corp.	772,687	38,889
	Moody’s Corp.	149,397	35,468
	Prudential Financial Inc.	374,136	35,072
	Aflac Inc.	649,142	34,340
	Blackstone Group LP	613,790	34,335
	Allstate Corp.	301,570	33,912
	MetLife Inc.	642,025	32,724
	Travelers Cos. Inc.	228,285	31,264
	Welltower Inc.	377,691	30,888
	Public Storage	138,194	29,430
	Equity Residential	345,623	27,968
	AvalonBay Communities Inc.	129,981	27,257
*	IHS Markit Ltd.	354,496	26,711
	State Street Corp.	321,525	25,433
	SBA Communications Corp. Class A	104,774	25,249
	T. Rowe Price Group Inc.	206,585	25,170
	Discover Financial Services	291,685	24,741
	Digital Realty Trust Inc.	194,192	23,253
	Realty Income Corp.	303,215	22,326
	Weyerhaeuser Co.	693,110	20,932
	Synchrony Financial	571,036	20,563
	Hartford Financial Services Group Inc.	335,264	20,374
	Fifth Third Bancorp	660,054	20,290
	Ventas Inc.	346,905	20,030
	Northern Trust Corp.	187,244	19,893
	Boston Properties Inc.	143,827	19,828
	M&T Bank Corp.	116,610	19,795
	Ameriprise Financial Inc.	117,848	19,631
	MSCI Inc. Class A	74,983	19,359
	KeyCorp	915,707	18,534
	Essex Property Trust Inc.	61,460	18,491
	First Republic Bank	156,740	18,409
*	CBRE Group Inc. Class A	295,765	18,127
	Alexandria Real Estate Equities Inc.	107,080	17,302
	Arthur J Gallagher & Co.	173,796	16,551
	Citizens Financial Group Inc.	405,033	16,448
	Healthpeak Properties Inc.	475,147	16,378

53

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Cincinnati Financial Corp.	152,219	16,006
	Equifax Inc.	112,813	15,807
	Regions Financial Corp.	898,741	15,422
*	Arch Capital Group Ltd.	358,772	15,388
	Invitation Homes Inc.	501,647	15,034
	Huntington Bancshares Inc.	962,188	14,510
	KKR & Co. Inc. Class A	487,282	14,214
	Principal Financial Group Inc.	258,256	14,204
	Mid-America Apartment Communities Inc.	106,275	14,013
*	Markel Corp.	12,229	13,980
	Sun Communities Inc.	86,352	12,961
	WP Carey Inc.	160,499	12,846
	UDR Inc.	273,058	12,752
	MarketAxess Holdings Inc.	33,573	12,728
	Annaly Capital Management Inc.	1,332,620	12,553
	TD Ameritrade Holding Corp.	252,368	12,543
	Cboe Global Markets Inc.	103,313	12,398
	Loews Corp.	235,617	12,368
	Host Hotels & Resorts Inc.	666,418	12,362
	Extra Space Storage Inc.	114,650	12,109
*	SVB Financial Group	48,050	12,062
	Duke Realty Corp.	342,516	11,875
	Nasdaq Inc.	106,930	11,452
	Fidelity National Financial Inc.	243,487	11,042
	Lincoln National Corp.	184,800	10,905
	Ally Financial Inc.	354,148	10,823
	Vornado Realty Trust	160,059	10,644
	Everest Re Group Ltd.	38,000	10,520
	Western Union Co.	389,483	10,430
	Raymond James Financial Inc.	116,366	10,410
*	Alleghany Corp.	12,742	10,188
	Regency Centers Corp.	156,147	9,851
	AXA Equitable Holdings Inc.	389,902	9,662
	Comerica Inc.	134,310	9,637
	Camden Property Trust	90,226	9,573
	Globe Life Inc.	90,846	9,562
	E*TRADE Financial Corp.	210,531	9,552
	Reinsurance Group of America Inc. Class A	58,347	9,514
	VEREIT Inc.	994,730	9,191
	Federal Realty Investment Trust	70,381	9,060
	AGNC Investment Corp.	504,066	8,912
	WR Berkley Corp.	128,369	8,870
	Iron Mountain Inc.	267,524	8,526
	SEI Investments Co.	126,034	8,253
	Zions Bancorp NA	158,817	8,246
	Kimco Realty Corp.	373,657	7,738
	Voya Financial Inc.	125,692	7,665
	SL Green Realty Corp.	74,647	6,859
	Franklin Resources Inc.	255,304	6,633
*	Athene Holding Ltd. Class A	132,942	6,252
	Invesco Ltd.	338,348	6,083
	Jones Lang LaSalle Inc.	24,009	4,180
	People’s United Financial Inc.	203,229	3,435
	Interactive Brokers Group Inc.	67,949	3,168
*	Berkshire Hathaway Inc. Class A	6	2,038
			4,700,275
Health Care (12.9%)
	Johnson & Johnson	2,450,272	357,421
	UnitedHealth Group Inc.	882,031	259,300
	Merck & Co. Inc.	2,370,304	215,579
	Pfizer Inc.	5,152,159	201,862
	Abbott Laboratories	1,646,433	143,009
	Medtronic plc	1,247,934	141,578
	Bristol-Myers Squibb Co.	2,179,382	139,895
	Amgen Inc.	553,175	133,354
	AbbVie Inc.	1,376,710	121,894
	Thermo Fisher Scientific Inc.	373,310	121,277
	Eli Lilly & Co.	804,473	105,732
	Gilead Sciences Inc.	1,177,760	76,531
	Anthem Inc.	236,047	71,293
	Cigna Corp.	347,609	71,083
	Becton Dickinson and Co.	251,765	68,473
*	Intuitive Surgical Inc.	107,586	63,600
	Stryker Corp.	296,234	62,191
	Zoetis Inc.	443,377	58,681
*	Boston Scientific Corp.	1,297,445	58,670
	Allergan plc	290,324	55,501
*	Vertex Pharmaceuticals Inc.	239,373	52,411
*	Biogen Inc.	167,969	49,841
*	Illumina Inc.	136,839	45,395
*	Edwards Lifesciences Corp.	194,146	45,292
	Humana Inc.	123,273	45,182
	Baxter International Inc.	475,254	39,741
	HCA Healthcare Inc.	252,573	37,333
	Zimmer Biomet Holdings Inc.	191,420	28,652
*	Regeneron Pharmaceuticals Inc.	75,347	28,291
*	IQVIA Holdings Inc.	153,460	23,711
*	Centene Corp.	365,746	22,994
*	Alexion Pharmaceuticals Inc.	195,566	21,150

54

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	IDEXX Laboratories Inc.	79,796	20,837
	ResMed Inc.	133,972	20,762
*	DexCom Inc.	85,284	18,655
*	Align Technology Inc.	66,095	18,443
	Teleflex Inc.	43,063	16,211
*	WellCare Health Plans Inc.	46,826	15,462
*	Laboratory Corp. of America Holdings	90,473	15,305
*	Incyte Corp.	170,597	14,897
	Cooper Cos. Inc.	46,171	14,834
*	BioMarin Pharmaceutical Inc.	167,377	14,152
	Cardinal Health Inc.	272,507	13,783
	Quest Diagnostics Inc.	125,499	13,402
*	Hologic Inc.	249,849	13,045
*	Seattle Genetics Inc.	111,553	12,746
*	Exact Sciences Corp.	137,190	12,687
*	Varian Medical Systems Inc.	84,694	12,027
*	Alnylam Pharmaceuticals Inc.	103,884	11,964
	Dentsply Sirona Inc.	206,842	11,705
*	Elanco Animal Health Inc.	347,574	10,236
	Universal Health Services Inc. Class B	71,100	10,200
*	Mylan NV	480,944	9,667
*	Henry Schein Inc.	136,728	9,123
*	Jazz Pharmaceuticals plc	50,079	7,476
*	ABIOMED Inc.	39,972	6,819
	Perrigo Co. plc	120,480	6,224
*	DaVita Inc.	78,542	5,893
			3,303,472
Industrials (12.0%)
	Boeing Co.	497,740	162,144
	Accenture plc Class A	591,309	124,512
	United Technologies Corp.	803,684	120,360
*	PayPal Holdings Inc.	1,093,095	118,240
	Honeywell International Inc.	665,313	117,760
	Union Pacific Corp.	646,266	116,838
	3M Co.	535,345	94,446
	General Electric Co.	8,130,417	90,735
	Danaher Corp.	582,559	89,411
	Lockheed Martin Corp.	223,267	86,936
	Fidelity National Information Services Inc.	572,121	79,576
	United Parcel Service Inc. Class B	652,406	76,371
	Caterpillar Inc.	514,524	75,985
*	Fiserv Inc.	537,982	62,207
	Automatic Data Processing Inc.	362,547	61,814
	Raytheon Co.	259,242	56,966
	Global Payments Inc.	279,726	51,067
	Deere & Co.	293,135	50,789
	CSX Corp.	691,843	50,062
	Northrop Grumman Corp.	141,192	48,566
	Illinois Tool Works Inc.	269,351	48,384
	Norfolk Southern Corp.	242,700	47,115
	Sherwin-Williams Co.	77,335	45,128
	Waste Management Inc.	395,014	45,016
	Emerson Electric Co.	567,118	43,248
	General Dynamics Corp.	228,906	40,368
	Eaton Corp. plc	384,818	36,450
	Roper Technologies Inc.	96,859	34,310
	FedEx Corp.	218,496	33,039
	Amphenol Corp. Class A	275,937	29,865
	TE Connectivity Ltd.	311,305	29,835
	Ingersoll-Rand plc	223,006	29,642
	Johnson Controls International plc	717,948	29,228
	TransDigm Group Inc.	47,338	26,509
	Cummins Inc.	142,562	25,513
	Paychex Inc.	299,762	25,498
	PACCAR Inc.	321,855	25,459
	Parker-Hannifin Corp.	119,533	24,602
	Agilent Technologies Inc.	287,522	24,528
	Willis Towers Watson plc	119,633	24,159
	Stanley Black & Decker Inc.	141,433	23,441
*	FleetCor Technologies Inc.	80,739	23,230
	Verisk Analytics Inc. Class A	152,463	22,769
	Waste Connections Inc.	245,319	22,273
	Cintas Corp.	81,840	22,021
	Rockwell Automation Inc.	107,496	21,786
	AMETEK Inc.	212,670	21,212
*	CoStar Group Inc.	34,077	20,388
	Fortive Corp.	265,989	20,319
*	Square Inc.	322,944	20,203
	Fastenal Co.	533,448	19,711
	Ball Corp.	304,300	19,679
*	Mettler-Toledo International Inc.	22,692	18,001
*	Keysight Technologies Inc.	174,708	17,930
	Vulcan Materials Co.	123,336	17,759
	Republic Services Inc. Class A	193,045	17,303
	Martin Marietta Materials Inc.	58,239	16,286
	Dover Corp.	135,356	15,601
	TransUnion	175,445	15,020
	WW Grainger Inc.	42,664	14,443
	Kansas City Southern	92,348	14,144
*	Waters Corp.	60,042	14,029
	Xylem Inc.	167,805	13,221
	Wabtec Corp.	169,688	13,202

55

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Broadridge Financial Solutions Inc.	106,822	13,197
	Masco Corp.	266,012	12,766
	Old Dominion Freight Line Inc.	66,821	12,681
	Expeditors International of Washington Inc.	158,727	12,384
*	United Rentals Inc.	69,821	11,644
	Arconic Inc.	363,056	11,171
	Jacobs Engineering Group Inc.	123,795	11,120
	Westrock Co.	240,318	10,312
	Packaging Corp. of America	88,140	9,871
	CH Robinson Worldwide Inc.	125,833	9,840
*	Trimble Inc.	232,144	9,678
	Huntington Ingalls Industries Inc.	38,112	9,562
	Textron Inc.	212,702	9,486
	JB Hunt Transport Services Inc.	79,435	9,276
*	Crown Holdings Inc.	126,290	9,161
	Snap-on Inc.	51,096	8,656
*	Sensata Technologies Holding plc	148,031	7,974
	Hubbell Inc. Class B	50,667	7,490
	HEICO Corp. Class A	73,955	6,621
	Xerox Holdings Corp.	171,212	6,313
	Jack Henry & Associates Inc.	35,731	5,205
*	IPG Photonics Corp.	32,140	4,658
	HEICO Corp.	38,300	4,372
	Cognex Corp.	75,628	4,238
	Pentair plc	78,318	3,592
*	XPO Logistics Inc.	43,000	3,427
	FLIR Systems Inc.	62,502	3,254
	Robert Half International Inc.	51,500	3,252
	AO Smith Corp.	63,828	3,041
			3,080,894
Oil & Gas (4.2%)
	Exxon Mobil Corp.	3,939,117	274,872
	Chevron Corp.	1,760,396	212,145
	ConocoPhillips	1,021,397	66,422
	Schlumberger Ltd.	1,288,443	51,795
	Phillips 66	413,668	46,087
	EOG Resources Inc.	541,429	45,350
	Kinder Morgan Inc.	1,792,019	37,937
	Marathon Petroleum Corp.	604,389	36,414
	Valero Energy Corp.	382,235	35,796
	Occidental Petroleum Corp.	831,363	34,261
	ONEOK Inc.	384,445	29,091
	Williams Cos. Inc.	1,127,750	26,750
	Pioneer Natural Resources Co.	154,113	23,328
	Halliburton Co.	775,646	18,980
	Hess Corp.	255,527	17,072
	Concho Resources Inc.	187,325	16,404
	Baker Hughes a GE Co. Class A	605,566	15,521
	Diamondback Energy Inc.	149,508	13,883
*	Cheniere Energy Inc.	213,649	13,048
	Noble Energy Inc.	445,670	11,071
	Marathon Oil Corp.	745,371	10,122
	National Oilwell Varco Inc.	359,536	9,006
	Apache Corp.	350,377	8,966
	Targa Resources Corp.	216,865	8,855
	Devon Energy Corp.	339,995	8,830
	HollyFrontier Corp.	135,346	6,863
	Cabot Oil & Gas Corp.	190,031	3,308
	Continental Resources Inc.	69,213	2,374
			1,084,551
Other (0.0%)[2]
*,§	American International Group Inc. Warrants Expire 01/19/2021	3,568	—

Technology (23.3%)
	Microsoft Corp.	7,102,376	1,120,045
	Apple Inc.	3,722,956	1,093,246
*	Facebook Inc. Class A	2,240,382	459,838
*	Alphabet Inc. Class A	278,899	373,555
*	Alphabet Inc. Class C	271,916	363,557
	Intel Corp.	4,049,862	242,384
	Cisco Systems Inc.	3,949,338	189,410
*	Adobe Inc.	450,646	148,628
	NVIDIA Corp.	541,246	127,355
*	salesforce.com Inc.	775,604	126,144
	Texas Instruments Inc.	870,300	111,651
	Broadcom Inc.	350,820	110,866
	International Business Machines Corp.	824,526	110,520
	Oracle Corp.	1,986,405	105,240
	QUALCOMM Inc.	1,063,026	93,791
	Intuit Inc.	230,197	60,296
*	Micron Technology Inc.	1,030,531	55,422
	Applied Materials Inc.	859,916	52,489
*	ServiceNow Inc.	175,532	49,556
*	Advanced Micro Devices Inc.	1,036,668	47,542
	Analog Devices Inc.	342,810	40,740
	L3Harris Technologies Inc.	205,773	40,716
	Lam Research Corp.	135,045	39,487

56

Large-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Autodesk Inc.	204,364	37,493
	Cognizant Technology Solutions Corp. Class A	509,692	31,611
	HP Inc.	1,379,288	28,344
	KLA Corp.	146,829	26,161
	Motorola Solutions Inc.	159,440	25,692
*	Workday Inc. Class A	152,607	25,096
	Microchip Technology Inc.	222,370	23,287
	Xilinx Inc.	233,967	22,875
*	Twitter Inc.	686,172	21,992
*	Splunk Inc.	143,571	21,503
	Corning Inc.	715,471	20,827
	Cerner Corp.	277,563	20,370
*	ANSYS Inc.	78,307	20,157
*	Palo Alto Networks Inc.	86,567	20,019
*	Synopsys Inc.	139,782	19,458
	Skyworks Solutions Inc.	158,753	19,190
	CDW Corp.	133,877	19,123
	Hewlett Packard Enterprise Co.	1,203,573	19,089
*	VeriSign Inc.	98,303	18,941
*	IAC/InterActiveCorp	73,331	18,268
*	Cadence Design Systems Inc.	261,451	18,134
*	Veeva Systems Inc. Class A	122,577	17,242
	Western Digital Corp.	263,263	16,709
	Marvell Technology Group Ltd.	621,497	16,507
	Maxim Integrated Products Inc.	252,135	15,509
*	Snap Inc.	901,593	14,723
*	Fortinet Inc.	135,464	14,462
	NortonLifeLock Inc.	522,672	13,339
	NetApp Inc.	212,663	13,238
	Citrix Systems Inc.	115,287	12,785
*	Qorvo Inc.	108,249	12,582
	Seagate Technology plc	208,057	12,379
*	Akamai Technologies Inc.	143,051	12,357
	SS&C Technologies Holdings Inc.	200,153	12,289
*	Paycom Software Inc.	46,251	12,245
*	Gartner Inc.	79,183	12,202
*	Okta Inc.	99,320	11,459
*	Twilio Inc. Class A	116,106	11,411
*	VMware Inc. Class A	71,569	10,863
*	GoDaddy Inc. Class A	159,101	10,806
*	Arista Networks Inc.	49,789	10,127
*	Dell Technologies Inc.	194,221	9,981
*	Black Knight Inc.	132,397	8,537
*	F5 Networks Inc.	56,657	7,912
	Juniper Networks Inc.	311,909	7,682
*	RingCentral Inc. Class A	34,862	5,880
*	Pinterest Inc. Class A	285,362	5,319
^,*	Slack Technologies Inc. Class A	217,715	4,894
	DXC Technology Co.	119,266	4,483
^,*	Match Group Inc.	48,939	4,018
*	Dropbox Inc. Class A	201,105	3,602
*	Datadog Inc. Class A	25,711	971
*	Crowdstrike Holdings Inc. Class A	19,283	962
			5,967,583
Telecommunications (2.2%)
	AT&T Inc.	6,800,781	265,775
	Verizon Communications Inc.	3,850,549	236,424
*	T-Mobile US Inc.	278,560	21,845
	CenturyLink Inc.	1,015,840	13,419
*	Zayo Group Holdings Inc.	220,725	7,648
*	Sprint Corp.	573,989	2,990
^,*	Zoom Video Communications Inc. Class A	42,405	2,885
			550,986
Utilities (3.2%)
	NextEra Energy Inc.	455,146	110,218
	Dominion Energy Inc.	766,493	63,481
	Southern Co.	976,530	62,205
	Duke Energy Corp.	678,830	61,916
	American Electric Power Co. Inc.	459,921	43,467
	Exelon Corp.	902,873	41,162
	Sempra Energy	255,469	38,698
	Xcel Energy Inc.	499,063	31,685
	Consolidated Edison Inc.	309,397	27,991
	Public Service Enterprise Group Inc.	470,661	27,792
	WEC Energy Group Inc.	293,460	27,066
	Eversource Energy	301,281	25,630
	Edison International	333,676	25,162
	FirstEnergy Corp.	502,730	24,433
	PPL Corp.	672,703	24,137
	DTE Energy Co.	178,261	23,151
	Entergy Corp.	185,210	22,188
	American Water Works Co. Inc.	168,163	20,659
	Ameren Corp.	229,266	17,608
	CMS Energy Corp.	264,467	16,619
	Evergy Inc.	212,377	13,824
	CenterPoint Energy Inc.	466,992	12,735
	Alliant Energy Corp.	227,423	12,445
	AES Corp.	618,550	12,309
	NiSource Inc.	348,068	9,690
	Pinnacle West Capital Corp.	104,747	9,420
	Vistra Energy Corp.	362,437	8,332
	OGE Energy Corp.	186,531	8,295

57

Large-Cap Index Fund

		Market
		Value·
	Shares	($000)
NRG Energy Inc.	111,365	4,427
Avangrid Inc.	57,642	2,949
		829,694
Total Common Stocks (Cost $15,207,395)		25,561,862
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[3,4] Vanguard Market Liquidity Fund, 1.816%	703,367	70,344

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[5] United States Treasury Bill, 1.817%, 1/30/20	150	150
[5] United States Treasury Bill, 1.841%, 2/27/20	1,000	998
United States Treasury Bill, 1.546%, 3/26/20	1,325	1,320
[5] United States Treasury Bill, 1.527%–1.541%, 4/30/20	2,600	2,587
		5,055
Total Temporary Cash Investments (Cost $75,393)		75,399
Total Investments (100.0%) (Cost $15,282,788)		25,637,261

		Amount
		($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard		1,123
Receivables for Accrued Income		26,233
Receivables for Capital Shares Issued		6,766
Variation Margin Receivable—Futures Contracts		241
Other Assets		26
Total Other Assets		34,389
Liabilities
Payables for Investment Securities Purchased		(183)
Collateral for Securities on Loan		(6,571)
Payables for Capital Shares Redeemed		(19,353)
Payables to Vanguard		(3,511)
Variation Margin Payable—Futures Contracts		(28)
Total Liabilities		(29,646)
Net Assets (100%)		25,642,004

At December 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	15,544,184
Total Distributable Earnings (Loss)	10,097,820
Net Assets	25,642,004

Investor Shares—Net Assets
Applicable to 502,108 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,986
Net Asset Value Per Share—Investor Shares	$59.72

ETF Shares—Net Assets
Applicable to 110,024,171 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,270,420
Net Asset Value Per Share—ETF Shares	$147.88

Admiral Shares—Net Assets
Applicable to 101,035,629 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,545,893
Net Asset Value Per Share—Admiral Shares	$74.69

Institutional Shares—Net Assets
Applicable to 5,841,749 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,795,705
Net Asset Value Per Share—Institutional Shares	$307.39

·	See Note A in Notes to Financial Statements.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,378,000.

*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $6,571,000 was received for securities on loan.
5	Securities with a value of $3,563,000 have been segregated as initial margin for open futures contracts.

58

Large-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	506	81,747	796

See accompanying Notes, which are an integral part of the Financial Statements.

59

Large-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends	443,211
Interest[1]	2,043
Securities Lending—Net	793
Total Income	446,047
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,931
Management and Administrative—Investor Shares	306
Management and Administrative—ETF Shares	2,802
Management and Administrative—Admiral Shares	1,909
Management and Administrative—Institutional Shares	338
Marketing and Distribution—Investor Shares	22
Marketing and Distribution—ETF Shares	633
Marketing and Distribution—Admiral Shares	381
Marketing and Distribution—Institutional Shares	42
Custodian Fees	273
Auditing Fees	36
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—ETF Shares	259
Shareholders’ Reports—Admiral Shares	41
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	11
Total Expenses	9,989
Net Investment Income	436,058
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	195,140
Futures Contracts	25,553
Realized Net Gain (Loss)	220,693
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	5,397,101
Futures Contracts	1,465
Change in Unrealized Appreciation (Depreciation)	5,398,566
Net Increase (Decrease) in Net Assets Resulting from Operations	6,055,317

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,898,000, $17,000, and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $390,342,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

60

Large-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	436,058	404,119
Realized Net Gain (Loss)	220,693	673,142
Change in Unrealized Appreciation (Depreciation)	5,398,566	(1,954,468)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,055,317	(877,207)
Distributions
Net Investment Income
Investor Shares	(3,560)	(6,911)
ETF Shares	(289,437)	(243,075)
Admiral Shares	(130,645)	(106,867)
Institutional Shares	(29,927)	(23,370)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(453,569)	(380,223)
Capital Share Transactions
Investor Shares	(381,120)	(19,620)
ETF Shares	337,811	1,551,173
Admiral Shares	645,919	279,738
Institutional Shares	251,993	45,100
Net Increase (Decrease) from Capital Share Transactions	854,603	1,856,391
Total Increase (Decrease)	6,456,351	598,961
Net Assets
Beginning of Period	19,185,653	18,586,692
End of Period	25,642,004	19,185,653

See accompanying Notes, which are an integral part of the Financial Statements.

61

Large-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$46.36	$49.48	$41.31	$37.78	$38.12
Investment Operations
Net Investment Income	.918[1]	.966[1]	.819[1]	.768	.702
Net Realized and Unrealized Gain (Loss) on Investments	13.466	(3.184)	8.161	3.533	(.348)
Total from Investment Operations	14.384	(2.218)	8.980	4.301	.354
Distributions
Dividends from Net Investment Income	(1.024)	(.902)	(.810)	(.771)	(.694)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.024)	(.902)	(.810)	(.771)	(.694)
Net Asset Value, End of Period	$59.72	$46.36	$49.48	$41.31	$37.78

Total Return[2]	31.23%	-4.59%	21.89%	11.50%	0.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30	$344	$387	$400	$375
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.18%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.75%	1.91%	1.81%	2.02%	1.86%
Portfolio Turnover Rate[3]	5%	4%	3%	5%	4%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

62

Large-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$114.77	$122.49	$102.27	$93.52	$94.36
Investment Operations
Net Investment Income	2.581[1]	2.572[1]	2.168[1]	2.018	1.850
Net Realized and Unrealized Gain (Loss) on Investments	33.204	(7.896)	20.196	8.754	(.859)
Total from Investment Operations	35.785	(5.324)	22.364	10.772	.991
Distributions
Dividends from Net Investment Income	(2.675)	(2.396)	(2.144)	(2.022)	(1.831)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.675)	(2.396)	(2.144)	(2.022)	(1.831)
Net Asset Value, End of Period	$147.88	$114.77	$122.49	$102.27	$93.52

Total Return	31.39%	-4.44%	22.03%	11.65%	1.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,270	$12,358	$11,613	$8,468	$6,469
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.93%	2.04%	1.93%	2.14%	1.98%
Portfolio Turnover Rate[2]	5%	4%	3%	5%	4%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

63

Large-Cap Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$57.96	$61.86	$51.65	$47.23	$47.65
Investment Operations
Net Investment Income	1.299[1]	1.288[1]	1.094[1]	1.019	.936
Net Realized and Unrealized Gain (Loss) on Investments	16.774	(3.983)	10.197	4.422	(.430)
Total from Investment Operations	18.073	(2.695)	11.291	5.441	.506
Distributions
Dividends from Net Investment Income	(1.343)	(1.205)	(1.081)	(1.021)	(.926)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.343)	(1.205)	(1.081)	(1.021)	(.926)
Net Asset Value, End of Period	$74.69	$57.96	$61.86	$51.65	$47.23

Total Return[2]	31.39%	-4.47%	22.03%	11.65%	1.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,546	$5,306	$5,375	$4,130	$3,527
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.92%	2.03%	1.93%	2.14%	1.98%
Portfolio Turnover Rate[3]	5%	4%	3%	5%	4%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Large-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$238.57	$254.60	$212.59	$194.40	$196.14
Investment Operations
Net Investment Income	5.363[1]	5.345[1]	4.529[1]	4.215	3.865
Net Realized and Unrealized Gain (Loss) on Investments	69.016	(16.390)	41.958	18.199	(1.781)
Total from Investment Operations	74.379	(11.045)	46.487	22.414	2.084
Distributions
Dividends from Net Investment Income	(5.559)	(4.985)	(4.477)	(4.224)	(3.824)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.559)	(4.985)	(4.477)	(4.224)	(3.824)
Net Asset Value, End of Period	$307.39	$238.57	$254.60	$212.59	$194.40

Total Return	31.39%	-4.46%	22.03%	11.66%	1.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,796	$1,178	$1,212	$932	$794
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.92%	2.04%	1.94%	2.15%	1.99%
Portfolio Turnover Rate[2]	5%	4%	3%	5%	4%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.    The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

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3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are

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amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.    In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,123,000, representing less than 0.01% of the fund’s net assets and 0.45% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.    Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	25,561,862	—	—
Temporary Cash Investments	70,344	5,055	—
Futures Contracts—Assets[1]	241	—	—
Futures Contracts—Liabilities[1]	(28)	—	—
Total	25,632,419	5,055	—

1 Represents variation margin on the last day of the reporting period.

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D.    Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	390,342
Total Distributable Earnings (Loss)	(390,342)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	6,312
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(260,027)
Net Unrealized Gains (Losses)	10,354,473

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	15,282,788
Gross Unrealized Appreciation	10,828,790
Gross Unrealized Depreciation	(474,317)
Net Unrealized Appreciation (Depreciation)	10,354,473

E.    During the year ended December 31, 2019, the fund purchased $2,655,742,000 of investment securities and sold $1,758,407,000 of investment securities, other than temporary cash investments. Purchases and sales include $818,507,000 and $599,283,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2019, such purchases and sales were $226,421,000 and $213,935,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

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F.    Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	97,448	1,763	121,934	2,382
Issued in Lieu of Cash Distributions	3,421	65	6,625	133
Redeemed[1]	(481,989)	(8,744)	(148,179)	(2,917)
Net Increase (Decrease)—Investor Shares	(381,120)	(6,916)	(19,620)	(402)
ETF Shares
Issued	944,327	7,026	2,602,362	21,138
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(606,516)	(4,675)	(1,051,189)	(8,275)
Net Increase (Decrease)—ETF Shares	337,811	2,351	1,551,173	12,863
Admiral Shares
Issued[1]	1,683,583	24,952	1,357,240	21,650
Issued in Lieu of Cash Distributions	106,957	1,548	87,699	1,413
Redeemed	(1,144,621)	(17,009)	(1,165,201)	(18,414)
Net Increase (Decrease)—Admiral Shares	645,919	9,491	279,738	4,649
Institutional Shares
Issued	498,518	1,804	265,348	1,014
Issued in Lieu of Cash Distributions	26,424	93	19,212	75
Redeemed	(272,949)	(992)	(239,460)	(911)
Net Increase (Decrease)—Institutional Shares	251,993	905	45,100	178

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 6,632,000 and 5,304,000 shares, respectively, in the amount of $365,488,000 from the conversion during the year ended December 31, 2019.

G.   Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard Growth Index Fund, Vanguard Value Index Fund and Vanguard Large-Cap Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

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Special 2019 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Large-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Growth Index Fund	889,008
Value Index Fund	2,202,183
Large-Cap Index Fund	440,642

The funds distributed qualified business income to shareholders during the fiscal year as follows:

Fund	($000)
Growth Index Fund	64,863
Value Index Fund	—
Large-Cap Index Fund	12,927

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Growth Index Fund	89.5%
Value Index Fund	94.5
Large-Cap Index Fund	93.1

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The CRSP US Large Cap Index, CRSP US Large Cap Growth Index, and CRSP US Large Cap Value Index (the “Indexes”) are products of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and have been licensed for use by Vanguard. CRSP® is a trademark of CRSP; and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Large-Cap Index, Growth Index, and Value Index Funds are not sponsored, endorsed, sold or promoted by CRSP or the University. Neither CRSP nor the University makes any representation or warranty, express or implied, to the owners of Vanguard Large-Cap Index, Growth Index, and Value Index Funds or any member of the public regarding the advisability of investing in securities generally or in Vanguard Large-Cap Index, Growth Index, and Value Index Funds particularly or the ability of the Indexes to track general market performance. The Indexes are determined, composed and calculated without regard to Vanguard or Vanguard Large-Cap Index, Growth Index, and Value Index Funds. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Large-Cap Index, Growth Index, and Value Index Funds into consideration in determining, composing or calculating the Indexes. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices, and amount of Vanguard Large-Cap Index, Growth Index, and Value Index Funds or the timing of the issuance or sale of Vanguard Large-Cap Index, Growth Index, and Value Index Funds or in the determination or calculation of the equation by which Vanguard Large-Cap Index, Growth Index, and Value Index Funds are to be converted into cash, surrendered or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Large-Cap Index, Growth Index, and Value Index Funds. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD LARGE-CAP INDEX, GROWTH INDEX, AND VALUE INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019– present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q03070 022020

Annual Report | December 31, 2019 Vanguard Total Stock Market Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

Performance Summary	5

Financial Statements	8

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 23, 2020

1

Your Fund’s Performance at a Glance

•   The broad U.S. stock market returned about 31% for the 12 months ended December 31, 2019. Growth stocks outperformed value, and large-capitalization stocks bested small- and mid-caps.

•   Reflecting this environment, Vanguard Total Stock Market Index Fund returned better than 30% for all share classes.

•   The fund, which offers investors exposure to every segment, size, and style of the U.S. equity market, closely tracked its target index, the CRSP US Total Market Index.

•   All ten of the fund’s sectors recorded positive returns, with technology, financials, and industrials contributing most to results.

Market Barometer
		Average Annual Total Returns
	Periods Ended December 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	31.43%	15.05%	11.48%
Russell 2000 Index (Small-caps)	25.53	8.59	8.23
Russell 3000 Index (Broad U.S. market)	31.02	14.57	11.24
FTSE All-World ex US Index (International)	21.81	9.96	5.83

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	8.72%	4.03%	3.05%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	7.54	4.72	3.53
FTSE Three-Month U.S. Treasury Bill Index	2.25	1.65	1.04

CPI
Consumer Price Index	2.29%	2.10%	1.82%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended December 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	6/30/2019	12/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,101.40	$0.74
ETF Shares	1,000.00	1,101.99	0.16
Admiral™ Shares	1,000.00	1,101.93	0.21
Institutional Shares	1,000.00	1,101.97	0.16
Institutional Plus Shares	1,000.00	1,102.02	0.11
Institutional Select Shares	1,000.00	1,102.11	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.50	$0.71
ETF Shares	1,000.00	1,025.05	0.15
Admiral Shares	1,000.00	1,025.00	0.20
Institutional Shares	1,000.00	1,025.05	0.15
Institutional Plus Shares	1,000.00	1,025.10	0.10
Institutional Select Shares	1,000.00	1,025.16	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.03% for ETF Shares, 0.04% for Admiral Shares, 0.03% for Institutional Shares, 0.02% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund Investor Shares	30.65%	11.08%	13.30%	$34,846
Spliced Total Stock Market Index	30.84	11.21	13.44	35,295

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund ETF Shares Net Asset Value	30.80%	11.21%	13.43%	$35,257
Total Stock Market Index Fund ETF Shares Market Price	30.80%	11.20%	13.42%	34,240
Spliced Total Stock Market Index	30.84	11.21	13.44	35,295

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Stock Market Index Fund Admiral Shares	30.80%	11.19%	13.42%	$35,242
Spliced Total Stock Market Index	30.84	11.21	13.44	35,295

5

Total Stock Market Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total Stock Market Index Fund Institutional Shares	30.81%	11.21%	13.43%	$17,629,299
Spliced Total Stock Market Index	30.84	11.21	13.44	17,647,701

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(4/28/2015)	Investment
Total Stock Market Index Fund Institutional Shares Plus Shares	30.82%	11.15%	$163,915,340
CRSP US Total Market Index	30.84	11.14	163,849,430

“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

		Since	Final Value
	One	Inception	of a $5,000,000,000
	Year	(6/27/2016)	Investment
Total Stock Market Index Fund Institutional Select Shares	30.84%	16.67%	$8,592,519,500
CRSP US Total Market Index	30.84	16.66	8,587,990,000

“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).

Cumulative Returns of ETF Shares: December 31, 2009, Through December 31, 2019

	One	Five	Ten
	Year	Years	Years
Total Stock Market Index Fund ETF Shares Market Price	30.80%	70.02%	252.40%
Total Stock Market Index Fund ETF Shares Net Asset Value	30.80	70.08	252.57
Spliced Total Stock Market Index	30.84	70.11	252.95

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

6

Total Stock Market Index Fund

Sector Diversification

As of December 31, 2019

Basic Materials	2.2%
Consumer Goods	7.9
Consumer Services	13.3
Financials	19.4
Health Care	13.0
Industrials	13.2
Oil & Gas	4.1
Technology	21.8
Telecommunications	1.9
Utilities	3.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

7

Total Stock Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		19,444,965	2.2%

Consumer Goods
Procter & Gamble Co.	70,247,910	8,773,964	1.0%
Coca-Cola Co.	108,645,223	6,013,513	0.7%
PepsiCo Inc.	39,282,426	5,368,729	0.6%
Philip Morris International Inc.	43,826,136	3,729,166	0.4%
NIKE Inc. Class B	35,096,598	3,555,636	0.4%
Consumer Goods—Other †		43,343,780	4.8%
		70,784,788	7.9%
Consumer Services
* Amazon.com Inc.	11,871,374	21,936,400	2.4%
Walt Disney Co.	50,771,905	7,343,141	0.8%
Home Depot Inc.	30,725,148	6,709,758	0.8%
Comcast Corp. Class A	127,898,595	5,751,600	0.6%
Walmart Inc.	40,068,176	4,761,702	0.5%
McDonald’s Corp.	21,217,409	4,192,772	0.5%
* Netflix Inc.	12,347,098	3,995,150	0.5%
Costco Wholesale Corp.	12,386,682	3,640,694	0.4%
§ Consumer Services—Other †		60,388,551	6.7%
		118,719,768	13.2%
Financials
* Berkshire Hathaway Inc. Class B	53,368,129	12,087,881	1.4%
JPMorgan Chase & Co.	83,026,240	11,573,858	1.3%
Visa Inc. Class A	48,235,974	9,063,540	1.0%
Bank of America Corp.	228,004,607	8,030,322	0.9%
Mastercard Inc. Class A	25,281,635	7,548,843	0.8%
Wells Fargo & Co.	107,227,939	5,768,863	0.6%
Citigroup Inc.	61,482,908	4,911,870	0.6%

8

Total Stock Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*	Berkshire Hathaway Inc. Class A	1,041	353,513	0.0%
[1]	Great Ajax Corp.	1,620,172	23,995	0.0%
[1]	Safeguard Scientifics Inc.	1,047,764	11,504	0.0%
[1]	Spirit MTA REIT	2,854,330	2,191	0.0%
§	Financials—Other †		114,711,344	12.8%
			174,087,724	19.4%
Health Care
	Johnson & Johnson	74,147,917	10,815,957	1.2%
	UnitedHealth Group Inc.	26,689,357	7,846,137	0.9%
	Merck & Co. Inc.	71,739,055	6,524,667	0.7%
	Pfizer Inc.	155,931,076	6,109,380	0.7%
	Abbott Laboratories	49,821,309	4,327,479	0.5%
	Medtronic plc	37,757,947	4,283,639	0.5%
	Bristol-Myers Squibb Co.	65,941,862	4,232,808	0.5%
	Amgen Inc.	16,741,329	4,035,832	0.4%
	AbbVie Inc.	41,653,636	3,688,013	0.4%
	Thermo Fisher Scientific Inc.	11,297,406	3,670,188	0.4%
§	Health Care—Other †		61,329,572	6.8%
			116,863,672	13.0%
Industrials
	Boeing Co.	15,062,314	4,906,699	0.6%
	Accenture plc Class A	17,886,881	3,766,441	0.4%
	United Technologies Corp.	24,306,428	3,640,131	0.4%
*	PayPal Holdings Inc.	33,082,634	3,578,549	0.4%
	Honeywell International Inc.	20,133,795	3,563,682	0.4%
	Union Pacific Corp.	19,557,102	3,535,728	0.4%
*,1	Perma-Pipe International Holdings Inc.	465,028	4,362	0.0%
§	Industrials—Other †		94,589,357	10.5%
			117,584,949	13.1%
Oil & Gas
	Exxon Mobil Corp.	119,196,797	8,317,553	0.9%
	Chevron Corp.	53,266,865	6,419,190	0.7%
§	Oil & Gas—Other †		21,524,980	2.4%
			36,261,723	4.0%

§,2Other †			4,162	0.0%

Technology
	Microsoft Corp.	214,894,399	33,888,847	3.8%
	Apple Inc.	112,647,486	33,078,934	3.7%
*	Facebook Inc. Class A	67,790,793	13,914,060	1.6%
*	Alphabet Inc. Class A	8,433,695	11,296,007	1.3%
*	Alphabet Inc. Class C	8,233,074	11,007,785	1.2%
	Intel Corp.	122,533,964	7,333,658	0.8%
	Cisco Systems Inc.	119,505,808	5,731,499	0.7%
*	Adobe Inc.	13,636,027	4,497,298	0.5%
	NVIDIA Corp.	16,376,180	3,853,315	0.4%
*	salesforce.com Inc.	23,468,715	3,816,952	0.4%
*,1	Computer Task Group Inc.	746,502	3,867	0.0%
§	Technology—Other †		66,720,403	7.4%
			195,142,625	21.8%

9

Total Stock Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Telecommunications
AT&T Inc.	205,770,728	8,041,520	0.9%
Verizon Communications Inc.	116,496,859	7,152,907	0.8%
Telecommunications—Other †		1,903,334	0.2%
		17,097,761	1.9%

Utilities †		28,902,407	3.2%
Total Common Stocks (Cost $508,641,348)		894,894,544	99.7%[3]
Preferred Stocks (Cost $36) †		43	0.0%

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	1.816%	53,284,330	5,328,966	0.6%

6U.S. Government and Agency Obligations †			137,690	0.0%
Total Temporary Cash Investments (Cost $5,465,831)			5,466,656	0.6%[3]
[7]Total Investments (Cost $514,107,215)			900,361,243	100.3%

	Amount
	($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	39,345
Receivables for Investment Securities Sold	12,998
Receivables for Accrued Income	954,088
Receivables for Capital Shares Issued	1,034,626
Variation Margin Receivable—Futures Contracts	8,801
Unrealized Appreciation—OTC Swap Contracts	9,669
Other Assets[5]	8,333
Total Other Assets	2,067,860	0.2%
Liabilities
Payables for Investment Securities Purchased	(19,003)
Collateral for Securities on Loan	(2,964,698)
Payables for Capital Shares Redeemed	(1,682,184)
Payables to Vanguard	(127,798)
Variation Margin Payable—Futures Contracts	(1,990)
Other Liabilities	(9,561)
Total Liabilities	(4,805,234)	(0.5%)
Net Assets	897,623,869	100.0%

At December 31, 2019, net assets consisted of:
		Amount
		($000)
Paid-in Capital		517,405,991
Total Distributable Earnings (Loss)		380,217,878
Net Assets		897,623,869

10

Total Stock Market Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 1,753,462,332 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	139,685,679
Net Asset Value Per Share—Investor Shares	$79.66

ETF Shares—Net Assets
Applicable to 843,407,682 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	138,067,205
Net Asset Value Per Share—ETF Shares	$163.70

Admiral Shares—Net Assets
Applicable to 3,169,091,239 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	252,535,692
Net Asset Value Per Share—Admiral Shares	$79.69

Institutional Shares—Net Assets
Applicable to 1,916,108,581 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	152,716,443
Net Asset Value Per Share—Institutional Shares	$79.70

Institutional Plus Shares—Net Assets
Applicable to 1,259,067,118 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	188,188,264
Net Asset Value Per Share—Institutional Plus Shares	$149.47

Institutional Select Shares—Net Assets
Applicable to 168,526,705 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,430,586
Net Asset Value Per Share—Institutional Select Shares	$156.83

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

§ Certain of the fund’s securities are valued using significant unobservable inputs.

†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

2 “Other” represents securities that are not classified by the fund’s benchmark index.

3	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,964,698,000 was received for securities on loan, of which $2,956,365,000 is held in Vanguard Market Liquidity Fund and $8,333,000 is held in cash.

6 Securities with a value of $122,551,000 have been segregated as initial margin for open futures contracts.

7	The total value of securities on loan is $2,789,582,000. REIT—Real Estate Investment Trust. OTC—Over-the-Counter.

11

Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	14,070	2,273,079	24,712
E-mini Russell 2000 Index	March 2020	1,914	159,876	2,492
E-mini S&P Mid-Cap 400 Index	March 2020	240	49,555	850
				28,054

Over-the-Counter Total Return Swaps

				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Assurant Inc.	2/4/2020	GSI	6,521	1.945	29	—
First Republic Bank	2/4/2020	GSI	142,014	2.375	1,740	—
JPMorgan Chase & Co.	9/2/2020	BOANA	118,584	2.147	6,678	—
VICI Properties Inc.	2/4/2020	GSI	24,610	1.745	1,222	—
					9,669	—

1 Payment received/paid monthly.

BOANA—Bank of America, N.A.

GSI—Goldman Sachs International.

At December 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $9,601,000 in connection with open over-the-counter swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	15,136,266
Dividends—Affiliated Issuers	6,160
Interest—Unaffiliated Issuers	4,144
Interest—Affiliated Issuers	70,056
Securities Lending—Net	152,182
Total Income	15,368,808
Expenses
The Vanguard Group—Note B
Investment Advisory Services	25,447
Management and Administrative—Investor Shares	169,029
Management and Administrative—ETF Shares	24,791
Management and Administrative—Admiral Shares	71,269
Management and Administrative—Institutional Shares	30,930
Management and Administrative—Institutional Plus Shares	25,302
Management and Administrative—Institutional Select Shares	1,569
Marketing and Distribution—Investor Shares	11,957
Marketing and Distribution—ETF Shares	4,670
Marketing and Distribution—Admiral Shares	10,085
Marketing and Distribution—Institutional Shares	4,198
Marketing and Distribution—Institutional Plus Shares	2,207
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	1,703
Auditing Fees	407
Shareholders’ Reports—Investor Shares	1,423
Shareholders’ Reports—ETF Shares	1,600
Shareholders’ Reports—Admiral Shares	691
Shareholders’ Reports—Institutional Shares	1,173
Shareholders’ Reports—Institutional Plus Shares	38
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	382
Total Expenses	388,872
Net Investment Income	14,979,936
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[1]	3,017,113
Investment Securities Sold—Affiliated Issuers	(3,906)

13

Total Stock Market Index Fund

Statement of Operations (continued)

Year Ended
December 31, 2019
($000)
Futures Contracts	766,975
Swap Contracts	50,674
Realized Net Gain (Loss)	3,830,856
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	191,133,025
Investment Securities—Affiliated Issuers	5,907
Futures Contracts	142,709
Swap Contracts	11,880
Change in Unrealized Appreciation (Depreciation)	191,293,521
Net Increase (Decrease) in Net Assets Resulting from Operations	210,104,313

1	Includes $8,345,326,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,979,936	13,757,171
Realized Net Gain (Loss)	3,830,856	6,511,049
Change in Unrealized Appreciation (Depreciation)	191,293,521	(56,929,307)
Net Increase (Decrease) in Net Assets Resulting from Operations	210,104,313	(36,661,087)
Distributions
Net Investment Income
Investor Shares	(2,441,205)	(2,268,803)
ETF Shares	(2,314,799)	(1,838,334)
Admiral Shares	(4,371,014)	(3,685,244)
Institutional Shares	(2,694,343)	(2,243,070)
Institutional Plus Shares	(3,268,140)	(2,615,192)
Institutional Select Shares	(467,850)	(351,965)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Institutional Select Shares	—	—
Total Distributions	(15,557,351)	(13,002,608)
Capital Share Transactions
Investor Shares	(14,863,283)	2,806,888
ETF Shares	15,039,487	10,133,992
Admiral Shares	13,652,300	8,992,303
Institutional Shares	4,263,716	9,953,282
Institutional Plus Shares	12,427,894	19,272,078
Institutional Select Shares	361,129	8,123,645
Net Increase (Decrease) from Capital Share Transactions	30,881,243	59,282,188
Total Increase (Decrease)	225,428,205	9,618,493
Net Assets
Beginning of Period	672,195,664	662,577,171
End of Period	897,623,869	672,195,664

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Stock Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$62.08	$66.70	$56.06	$50.78	$51.58
Investment Operations
Net Investment Income	1.279[1]	1.275[1]	1.086[1]	1.022	.954
Net Realized and Unrealized Gain (Loss) on Investments	17.634	(4.703)	10.630	5.282	(.807)
Total from Investment Operations	18.913	(3.428)	11.716	6.304	.147
Distributions
Dividends from Net Investment Income	(1.333)	(1.192)	(1.076)	(1.024)	(.947)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.333)	(1.192)	(1.076)	(1.024)	(.947)
Net Asset Value, End of Period	$79.66	$62.08	$66.70	$56.06	$50.78

Total Return[2]	30.65%	-5.26%	21.05%	12.53%	0.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$139,686	$121,266	$126,766	$103,932	$96,323
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.78%	1.86%	1.77%	1.98%	1.85%
Portfolio Turnover Rate[3]	4%	3%	3%	4%	3%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Stock Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$127.56	$137.06	$115.21	$104.34	$106.00
Investment Operations
Net Investment Income	2.809[1]	2.781[1]	2.361[1]	2.214	2.082
Net Realized and Unrealized Gain (Loss) on Investments	36.236	(9.676)	21.832	10.871	(1.675)
Total from Investment Operations	39.045	(6.895)	24.193	13.085	.407
Distributions
Dividends from Net Investment Income	(2.905)	(2.605)	(2.343)	(2.215)	(2.067)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.905)	(2.605)	(2.343)	(2.215)	(2.067)
Net Asset Value, End of Period	$163.70	$127.56	$137.06	$115.21	$104.34

Total Return	30.80%	- 5.13%	21.16%	12.68%	0.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$138,067	$94,809	$91,862	$69,889	$57,434
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.89%	1.97%	1.87%	2.09%	1.96%
Portfolio Turnover Rate[2]	4%	3%	3%	4%	3%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Stock Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$62.09	$66.72	$56.08	$50.79	$51.60
Investment Operations
Net Investment Income	1.360[1]	1.344[1]	1.148[1]	1.077	1.013
Net Realized and Unrealized Gain (Loss) on Investments	17.646	(4.711)	10.633	5.291	(.818)
Total from Investment Operations	19.006	(3.367)	11.781	6.368	.195
Distributions
Dividends from Net Investment Income	(1.406)	(1.263)	(1.141)	(1.078)	(1.005)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.406)	(1.263)	(1.141)	(1.078)	(1.005)
Net Asset Value, End of Period	$79.69	$62.09	$66.72	$56.08	$50.79

Total Return[2]	30.80%	- 5.17%	21.17%	12.66%	0.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$252,536	$185,102	$190,099	$151,612	$126,363
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.88%	1.96%	1.87%	2.09%	1.96%
Portfolio Turnover Rate[3]	4%	3%	3%	4%	3%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$62.10	$66.73	$56.09	$50.80	$51.60
Investment Operations
Net Investment Income	1.365[1]	1.354[1]	1.153[1]	1.082	1.017
Net Realized and Unrealized Gain (Loss) on Investments	17.649	(4.715)	10.630	5.291	(.808)
Total from Investment Operations	19.014	(3.361)	11.783	6.373	.209
Distributions
Dividends from Net Investment Income	(1.414)	(1.269)	(1.143)	(1.083)	(1.009)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.414)	(1.269)	(1.143)	(1.083)	(1.009)
Net Asset Value, End of Period	$79.70	$62.10	$66.73	$56.09	$50.80

Total Return	30.81%	-5.16%	21.17%	12.67%	0.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$152,716	$115,115	$113,557	$79,443	$57,438
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.035%	0.03%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.89%	1.97%	1.87%	2.10%	1.97%
Portfolio Turnover Rate[2]	4%	3%	3%	4%	3%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares

					April 28,
					2015[1] to
For a Share Outstanding		Year Ended December 31,			Dec. 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$116.46	$125.14	$105.18	$95.26	$100.00
Investment Operations
Net Investment Income	2.575[2]	2.555[2]	2.182[2]	2.042	1.335
Net Realized and Unrealized Gain (Loss) on Investments	33.100	(8.842)	19.938	9.924	(4.631)
Total from Investment Operations	35.675	(6.287)	22.120	11.966	(3.296)
Distributions
Dividends from Net Investment Income	(2.665)	(2.393)	(2.160)	(2.046)	(1.444)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.665)	(2.393)	(2.160)	(2.046)	(1.444)
Net Asset Value, End of Period	$149.47	$116.46	$125.14	$105.18	$95.26

Total Return	30.82%	-5.15%	21.19%	12. 69%	-3.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$188,188	$135,641	$126,130	$85,031	$63,093
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%[3]
Ratio of Net Investment Income to Average Net Assets	1.90%	1.98%	1.89%	2.11%	1.99%[3]
Portfolio Turnover Rate[4]	4%	3%	3%	4%	3%[5]

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2015.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Stock Market Index Fund

Financial Highlights

Institutional Select Shares

				June 27,
				2016[1] to
		Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$122.20	$131.31	$110.37	$97.70
Investment Operations
Net Investment Income	2.709[2]	2.704[2]	2.311[2]	1.181
Net Realized and Unrealized Gain (Loss) on Investments	34.731	(9.290)	20.908	12.718
Total from Investment Operations	37.440	(6.586)	23.219	13.899
Distributions
Dividends from Net Investment Income	(2.810)	(2.524)	(2.279)	(1.229)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(2.810)	(2.524)	(2.279)	(1.229)
Net Asset Value, End of Period	$156.83	$122.20	$131.31	$110.37

Total Return	30.84%	-5.14%	21.20%	14.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,431	$20,262	$14,163	$8,545
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	1.91%	1.99%	1.90%	2.15%[3]
Portfolio Turnover Rate[4]	4%	3%	3%	4%[5]

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

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Total Stock Market Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short- term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

23

Total Stock Market Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

24

Total Stock Market Index Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $39,345,000, representing less than 0.01% of the fund’s net assets and 15.74% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	894,889,490	96	4,958
Preferred Stocks	43	—	—
Temporary Cash Investments	5,328,966	137,690	—
Futures Contracts—Assets[1]	8,801	—	—
Futures Contracts—Liabilities[1]	(1,990)	—	—
Swap Contracts—Assets	—	9,669	—
Total	900,225,310	147,455	4,958

1 Represents variation margin on the last day of the reporting period.

25

Total Stock Market Index Fund

D.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	8,345,099
Total Distributable Earnings (Loss)	(8,345,099)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts and swap agreements; and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	255,875
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(6,156,034)
Net Unrealized Gains (Losses)	386,223,802

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	514,137,441
Gross Unrealized Appreciation	410,556,295
Gross Unrealized Depreciation	(24,332,493)
Net Unrealized Appreciation (Depreciation)	386,223,802

E.   During the year ended December 31, 2019, the fund purchased $77,124,211,000 of investment securities and sold $44,189,839,000 of investment securities, other than temporary cash investments. Purchases and sales include $16,479,628,000 and $11,228,727,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

26

Total Stock Market Index Fund

F.   Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds	Realized				Dec. 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold[1]	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Acacia Research Corp.	NA2	3,424	690	(372)	(565)	—	—	NA3
Computer Task Group Inc.	NA2	1,856	173	(58)	578	—	—	3,867
Great Ajax Corp.	NA2	20,667	3,944	388	1,259	728	—	23,995
Moleculin Biotech Inc.	NA2	3,224	90	(100)	(1,467)	—	—	NA3
Orchid Island Capital Inc.	NA2	14,499	8,590	(4,137)	1,826	1,963	—	NA3
Perma-Pipe International Holdings Inc.	NA2	2,933	16	(10)	236	—	—	4,362
Safeguard Scientifics Inc.	NA2	6,067	1,500	(48)	1,338	1,085	—	11,504
Spirit MTA REIT	NA2	3,988	88	126	2,476	2,384	—	2,191
Vanguard Market Liquidity Fund	5,691,905	NA4	NA4	305	226	70,056	—	5,328,966
Total	5,691,905			(3,906)	5,907	76,216	—	5,374,885

1 Does not include adjustments to related return of capital.

2 Not Applicable—at December 31, 2018, the issuer was not an affiliated company of the fund.

3 Not Applicable—at December 31, 2019, the security was still held, but the issuer was no longer an affiliated company of the fund.

4 Not Applicable—purchases and sales are for temporary cash investment purposes.

G.  Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	7,749,732	109,431	16,009,467	241,652
Issued in Lieu of Cash Distributions	2,435,264	33,011	2,255,725	33,764
Redeemed[1]	(25,048,279)	(342,517)	(15,458,304)	(222,427)
Net Increase (Decrease)—Investor Shares	(14,863,283)	(200,075)	2,806,888	52,989

27

Total Stock Market Index Fund

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	25,747,266	171,544	18,928,131	135,252
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(10,707,779)	(71,400)	(8,794,139)	(62,200)
Net Increase (Decrease)—ETF Shares	15,039,487	100,144	10,133,992	73,052
Admiral Shares
Issued[1]	37,798,017	521,571	29,607,545	433,536
Issued in Lieu of Cash Distributions	3,668,017	49,584	3,114,582	46,549
Redeemed	(27,813,734)	(383,118)	(23,729,824)	(348,197)
Net Increase (Decrease)—Admiral Shares	13,652,300	188,037	8,992,303	131,888
Institutional Shares
Issued	18,127,281	253,986	27,433,744	407,227
Issued in Lieu of Cash Distributions	2,526,249	34,162	2,093,941	31,328
Redeemed	(16,389,814)	(225,625)	(19,574,403)	(286,645)
Net Increase (Decrease)—Institutional Shares	4,263,716	62,523	9,953,282	151,910
Institutional Plus Shares
Issued	23,108,140	173,405	31,228,823	248,199
Issued in Lieu of Cash Distributions	3,223,646	23,230	2,582,398	20,611
Redeemed	(13,903,892)	(102,224)	(14,539,143)	(112,031)
Net Increase (Decrease)—Institutional Plus Shares	12,427,894	94,411	19,272,078	156,779
Institutional Select Shares
Issued	3,339,486	23,224	9,064,355	64,847
Issued in Lieu of Cash Distributions	467,850	3,217	351,965	2,683
Redeemed	(3,446,207)	(23,715)	(1,292,675)	(9,583)
Net Increase (Decrease)—Institutional Select Shares	361,129	2,726	8,123,645	57,947

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 153,030,000 and 152,973,000 shares, respectively, in the amount of $11,326,553,000 from the conversion during the year ended December 31, 2019.

H.  Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

28

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Total Stock Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Total Stock Market Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

29

Special 2019 tax information (unaudited) for Vanguard Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $14,591,240,000 of qualified dividend income to shareholders during the fiscal year.

The fund distributed $910,105,000 of qualified business income to shareholders during the fiscal year.

For corporate shareholders, 89.7% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

30

The CRSP US Total Market Index (the “Index”) is a product of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and has been licensed for use by Vanguard. CRSP® is a trademark of CRSP; and has been licensed by CRSP for use for certain purposes by Vanguard. The Vanguard Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by CRSP or University. Neither CRSP nor University makes any representation or warranty, express or implied, to the owners of the Vanguard Total Stock Market Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Total Stock Market Index Fund particularly or the ability of the Index to track general market performance. The Index is determined, composed and calculated without regard to Vanguard or the Vanguard Total Stock Market Index Fund. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Total Stock Market Index Fund into consideration in determining, composing or calculating the Index. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Total Stock Market Index Fund or the timing of the issuance or sale of Vanguard Total Stock Market Index Fund or in the determination or calculation of the equation by which Vanguard Total Stock Market Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Total Stock Market Index Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD TOTAL STOCK MARKET INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

31

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019– present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

© 2020 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q850 022020

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2019: $842,000
Fiscal Year Ended December 31, 2018: $877,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2019: $9,568,215
Fiscal Year Ended December 31, 2018: $9,734,277

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)       Audit-Related Fees.

Fiscal Year Ended December 31, 2019: $3,012,031
Fiscal Year Ended December 31, 2018: $5,581,336

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2019: $357,238
Fiscal Year Ended December 31, 2018: $347,985

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2019: $0
Fiscal Year Ended December 31, 2018: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)       (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2019: $357,238
Fiscal Year Ended December 31, 2018: $347,985

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.1%)[1]
Basic Materials (3.5%)
	RPM International Inc.	3,251,780	249,607
	Royal Gold Inc.	1,638,398	200,294
	Steel Dynamics Inc.	5,101,951	173,670
	Huntsman Corp.	5,129,881	123,938
	WR Grace & Co.	1,668,719	116,560
	NewMarket Corp.	238,940	116,249
	Ashland Global Holdings Inc.	1,508,624	115,455
	Scotts Miracle-Gro Co.	984,474	104,531
*	Univar Solutions Inc.	4,161,335	100,871
*	Alcoa Corp.	4,561,276	98,113
	Reliance Steel & Aluminum Co.	807,716	96,732
*	Ingevity Corp.	1,033,837	90,337
*	Axalta Coating Systems Ltd.	2,683,495	81,578
	Balchem Corp.	790,319	80,320
	Chemours Co.	4,148,585	75,048
	Sensient Technologies Corp.	1,087,365	71,864
	PolyOne Corp.	1,857,250	68,328
	Commercial Metals Co.	3,039,094	67,681
	HB Fuller Co.	1,305,216	67,310
	Olin Corp.	3,885,271	67,021
	Innospec Inc.	622,081	64,348
*	Element Solutions Inc.	5,208,474	60,835
	Cabot Corp.	1,233,840	58,632
	Carpenter Technology Corp.	1,158,206	57,655
^	Cleveland-Cliffs Inc.	6,674,238	56,064
	Domtar Corp.	1,398,641	53,484
	Compass Minerals International Inc.	872,485	53,187
	Quaker Chemical Corp.	319,153	52,507
	Minerals Technologies Inc.	901,590	51,959
	Stepan Co.	481,842	49,360
^	United States Steel Corp.	4,308,792	49,163
	Kaiser Aluminum Corp.	392,297	43,502
*	Coeur Mining Inc.	5,359,461	43,304
	Hecla Mining Co.	12,512,014	42,416
	Worthington Industries Inc.	945,463	39,880
*	GCP Applied Technologies Inc.	1,511,192	34,319
	Materion Corp.	531,025	31,569
	Schweitzer-Mauduit International Inc.	750,573	31,517
*	Ferro Corp.	2,124,595	31,508
^	Arch Coal Inc. Class A	381,968	27,402
	Warrior Met Coal Inc.	1,257,764	26,576
*	AK Steel Holding Corp.	7,820,931	25,731
	Tronox Holdings plc Class A	2,203,234	25,161
*	Kraton Corp.	839,452	21,255
	PH Glatfelter Co.	1,159,579	21,220
	GrafTech International Ltd.	1,763,146	20,488
*	Koppers Holdings Inc.	505,279	19,312
*	PQ Group Holdings Inc.	1,091,273	18,748
	Innophos Holdings Inc.	522,452	16,708
	Tredegar Corp.	673,884	15,061
	Peabody Energy Corp.	1,616,598	14,743
	American Vanguard Corp.	706,966	13,765
	Schnitzer Steel Industries Inc.	544,253	11,799
*	Century Aluminum Co.	1,354,863	10,182
	Haynes International Inc.	253,405	9,067
	Kronos Worldwide Inc.	653,085	8,751
	SunCoke Energy Inc.	1,277,941	7,962
	FutureFuel Corp.	465,996	5,774
	US Silica Holdings Inc.	741,426	4,560
*	Resolute Forest Products Inc.	472,165	1,983
*	CONSOL Energy Inc.	136,046	1,974

1

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Contura Energy Inc.	148,647	1,345
			3,400,283
Consumer Goods (7.0%)
*	US Foods Holding Corp.	5,533,703	231,807
	Pool Corp.	949,411	201,636
	Gentex Corp.	6,366,062	184,488
*	Post Holdings Inc.	1,587,324	173,177
	Leggett & Platt Inc.	3,277,616	166,601
*	Middleby Corp.	1,418,081	155,308
	Ingredion Inc.	1,661,292	154,417
	Polaris Inc.	1,445,521	147,009
*	Skechers U.S.A. Inc. Class A	3,360,543	145,142
^	Harley-Davidson Inc.	3,831,217	142,483
*	Capri Holdings Ltd.	3,596,003	137,188
	Hanesbrands Inc.	9,041,399	134,265
*	Zynga Inc. Class A	21,514,921	131,671
	Toll Brothers Inc.	3,122,864	123,384
	Brunswick Corp.	2,023,851	121,391
	Carter’s Inc.	1,104,451	120,761
*	Deckers Outdoor Corp.	701,781	118,503
*,^	Mattel Inc.	8,630,708	116,946
*	Darling Ingredients Inc.	4,068,659	114,248
*	Helen of Troy Ltd.	632,767	113,765
*	Herbalife Nutrition Ltd.	2,385,519	113,718
*	Tempur Sealy International Inc.	1,210,064	105,348
	Valvoline Inc.	4,775,520	102,244
^	Thor Industries Inc.	1,330,305	98,828
	Flowers Foods Inc.	4,485,615	97,517
	Goodyear Tire & Rubber Co.	5,950,947	92,567
	Sanderson Farms Inc.	503,554	88,736
	Steven Madden Ltd.	1,881,327	80,916
^	Energizer Holdings Inc.	1,577,865	79,240
*	Boston Beer Co. Inc. Class A	208,493	78,779
	Lancaster Colony Corp.	490,080	78,462
	KB Home	2,252,950	77,209
	Columbia Sportswear Co.	767,002	76,846
*,^	Beyond Meat Inc.	999,493	75,562
	Spectrum Brands Holdings Inc.	1,146,191	73,689
	J&J Snack Foods Corp.	382,947	70,566
*	TreeHouse Foods Inc.	1,437,010	69,695
*	Crocs Inc.	1,622,276	67,957
	Dana Inc.	3,698,377	67,310
	WD-40 Co.	346,112	67,194
*	Fox Factory Holding Corp.	930,835	64,758
	Wolverine World Wide Inc.	1,889,388	63,748
	Herman Miller Inc.	1,509,704	62,879
	LCI Industries	586,168	62,796
*	Visteon Corp.	709,573	61,442
	Kontoor Brands Inc.	1,445,495	60,696
	Nu Skin Enterprises Inc. Class A	1,423,925	58,352
*	Meritage Homes Corp.	934,039	57,079
*	Taylor Morrison Home Corp. Class A	2,573,583	56,259
*	TRI Pointe Group Inc.	3,356,891	52,300
*	Dorman Products Inc.	687,027	52,022
*	Welbilt Inc.	3,269,311	51,034
*	Hain Celestial Group Inc.	1,926,558	50,004
	MDC Holdings Inc.	1,276,425	48,708
*	Meritor Inc.	1,794,089	46,987
	Steelcase Inc. Class A	2,166,842	44,334
	HNI Corp.	1,113,258	41,703
*	Pilgrim’s Pride Corp.	1,260,158	41,226
*	Edgewell Personal Care Co.	1,311,900	40,616
*	Hostess Brands Inc. Class A	2,792,118	40,597
	Vector Group Ltd.	2,980,832	39,913

2

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Fitbit Inc. Class A	5,825,279	38,272
	La-Z-Boy Inc.	1,184,576	37,290
*,^	iRobot Corp.	694,326	35,154
*	G-III Apparel Group Ltd.	1,044,660	34,996
	Cooper Tire & Rubber Co.	1,203,846	34,611
	Universal Corp.	603,565	34,439
*	Gentherm Inc.	773,390	34,331
*.^	YETI Holdings Inc.	983,270	34,198
	Coca-Cola Consolidated Inc.	116,875	33,198
*	Sleep Number Corp.	661,506	32,573
	Oxford Industries Inc.	421,254	31,771
	Cal-Maine Foods Inc.	742,586	31,746
*	American Axle & Manufacturing Holdings Inc.	2,918,070	31,398
	Knoll Inc.	1,229,146	31,048
	Inter Parfums Inc.	417,812	30,379
^	B&G Foods Inc.	1,647,084	29,532
*	Central Garden & Pet Co. Class A	993,565	29,171
*	Delphi Technologies plc	2,254,923	28,931
	Acushnet Holdings Corp.	886,379	28,807
	Fresh Del Monte Produce Inc.	760,691	26,609
	Callaway Golf Co.	1,233,286	26,146
	Seaboard Corp.	5,973	25,389
	Interface Inc. Class A	1,529,042	25,367
*	Sonos Inc.	1,574,438	24,593
	ACCO Brands Corp.	2,436,156	22,802
*	USANA Health Sciences Inc.	285,315	22,412
*	Cavco Industries Inc.	111,654	21,815
*	American Woodmark Corp.	200,573	20,962
*	BellRing Brands Inc. Class A	973,633	20,729
	Andersons Inc.	780,055	19,720
	Sturm Ruger & Co. Inc.	380,856	17,912
	Tenneco Inc. Class A	1,361,533	17,836
^	Medifast Inc.	144,308	15,813
*,^	National Beverage Corp.	301,476	15,381
*,^	GoPro Inc. Class A	3,116,550	13,526
*	elf Beauty Inc.	820,232	13,230
	National Presto Industries Inc.	141,813	12,535
	Ethan Allen Interiors Inc.	651,797	12,423
*	Cooper-Standard Holdings Inc.	363,601	12,057
^	Tootsie Roll Industries Inc.	320,328	10,936
	Phibro Animal Health Corp. Class A	424,475	10,540
	Movado Group Inc.	439,751	9,560
*	Central Garden & Pet Co.	292,002	9,073
*	American Outdoor Brands Corp.	759,599	7,049
*	Vista Outdoor Inc.	813,316	6,084
	Tupperware Brands Corp.	513,675	4,407
*	Modine Manufacturing Co.	540,907	4,165
*	Fossil Group Inc.	491,112	3,870
*,^	Revlon Inc. Class A	157,594	3,376
*	Garrett Motion Inc.	97,749	977
			6,773,165
Consumer Services (11.3%)
*	Trade Desk Inc. Class A	996,329	258,826
*	Liberty Media Corp-Liberty Formula One	4,830,146	222,018
*	Bright Horizons Family Solutions Inc.	1,450,894	218,055
	Service Corp. International	4,380,255	201,623
	Cable One Inc.	127,961	190,466
*	Burlington Stores Inc.	827,142	188,613
*	Caesars Entertainment Corp.	13,725,626	186,669
*	Five Below Inc.	1,388,554	177,541
*	IAA Inc.	3,326,498	156,545
	Dunkin’ Brands Group Inc.	2,066,865	156,131
	Sabre Corp.	6,827,049	153,199
*	Planet Fitness Inc. Class A	2,039,405	152,303

3

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Performance Food Group Co.	2,917,641	150,200
	Wyndham Hotels & Resorts Inc.	2,367,369	148,694
	Casey’s General Stores Inc.	914,150	145,341
	Williams-Sonoma Inc.	1,937,118	142,262
*	JetBlue Airways Corp.	7,228,141	135,311
*	Madison Square Garden Co. Class A	453,419	133,391
*	ServiceMaster Global Holdings Inc.	3,378,094	130,597
^	Macy’s Inc.	7,680,763	130,573
*	Etsy Inc.	2,947,232	130,562
	Nexstar Media Group Inc. Class A	1,084,860	127,200
	Vail Resorts Inc.	511,700	122,721
	Gap Inc.	6,935,401	122,618
	H&R Block Inc.	5,006,693	117,557
	Wyndham Destinations Inc.	2,249,709	116,287
	Churchill Downs Inc.	844,800	115,907
*	Grand Canyon Education Inc.	1,201,148	115,058
	Marriott Vacations Worldwide Corp.	886,531	114,150
*,^	GrubHub Inc.	2,309,571	112,338
	New York Times Co. Class A	3,481,639	112,004
^	Nordstrom Inc.	2,690,869	110,137
*	Chegg Inc.	2,901,546	109,998
	L Brands Inc.	5,837,345	105,773
	Foot Locker Inc.	2,663,749	103,860
	Dolby Laboratories Inc. Class A	1,508,623	103,793
*	Floor & Decor Holdings Inc. Class A	2,014,948	102,380
	Wendy’s Co.	4,581,603	101,757
*	frontdoor Inc.	2,110,283	100,070
*	AutoNation Inc.	2,040,211	99,215
	Aaron’s Inc.	1,674,076	95,606
	Choice Hotels International Inc.	923,941	95,563
*,^	Eldorado Resorts Inc.	1,582,946	94,407
	Texas Roadhouse Inc. Class A	1,640,751	92,407
	Cracker Barrel Old Country Store Inc.	599,163	92,115
	Six Flags Entertainment Corp.	2,033,578	91,735
	TEGNA Inc.	5,485,270	91,549
*	Ollie’s Bargain Outlet Holdings Inc.	1,370,153	89,485
	Cinemark Holdings Inc.	2,564,412	86,805
*	Murphy USA Inc.	730,778	85,501
	Strategic Education Inc.	527,280	83,785
	TripAdvisor Inc.	2,754,623	83,685
	AMERCO	218,441	82,095
	Morningstar Inc.	540,122	81,726
*,^	RH	377,148	80,521
*	Qurate Retail Group Inc. QVC Group Class A	9,480,549	79,921
	Lithia Motors Inc. Class A	543,554	79,902
*	LiveRamp Holdings Inc.	1,626,355	78,179
*	BJ’s Wholesale Club Holdings Inc.	3,392,616	77,148
^	World Wrestling Entertainment Inc. Class A	1,170,936	75,959
	SkyWest Inc.	1,156,636	74,753
	Dick’s Sporting Goods Inc.	1,502,698	74,369
*	Hilton Grand Vacations Inc.	2,119,606	72,893
*	Spirit Airlines Inc.	1,759,962	70,944
*	Penn National Gaming Inc.	2,696,106	68,912
	KAR Auction Services Inc.	3,142,890	68,484
*	Cargurus Inc.	1,915,159	67,375
	Extended Stay America Inc.	4,431,539	65,853
	Graham Holdings Co. Class B	102,638	65,585
	Wingstop Inc.	748,779	64,567
*	National Vision Holdings Inc.	1,985,373	64,386
	Monro Inc.	802,141	62,727
*	Simply Good Foods Co.	2,108,721	60,183
	Boyd Gaming Corp.	1,997,152	59,795
	John Wiley & Sons Inc. Class A	1,220,354	59,212
*,^	Carvana Co. Class A	632,616	58,232

4

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Hillenbrand Inc.	1,717,559	57,212
*	Yelp Inc. Class A	1,633,694	56,902
	Allegiant Travel Co. Class A	323,257	56,260
*	Sprouts Farmers Market Inc.	2,880,521	55,738
	American Eagle Outfitters Inc.	3,720,139	54,686
	Sinclair Broadcast Group Inc. Class A	1,623,266	54,120
*	Asbury Automotive Group Inc.	475,776	53,187
^	Bed Bath & Beyond Inc.	3,047,750	52,726
*	Sally Beauty Holdings Inc.	2,876,517	52,496
*	Laureate Education Inc. Class A	2,807,258	49,436
	Bloomin’ Brands Inc.	2,140,633	47,244
*	WW International Inc.	1,189,617	45,455
	Group 1 Automotive Inc.	454,098	45,410
*	Adtalem Global Education Inc.	1,297,386	45,370
	Jack in the Box Inc.	576,979	45,022
*	Avis Budget Group Inc.	1,351,774	43,581
*	AMC Networks Inc. Class A	1,089,931	43,052
*	Shake Shack Inc. Class A	711,066	42,358
*	Urban Outfitters Inc.	1,521,256	42,245
	Red Rock Resorts Inc. Class A	1,727,765	41,380
*	SeaWorld Entertainment Inc.	1,298,626	41,179
	Brinker International Inc.	963,235	40,456
^	Cheesecake Factory Inc.	1,038,439	40,354
*	Hertz Global Holdings Inc.	2,542,157	40,039
	Penske Automotive Group Inc.	785,525	39,449
	PriceSmart Inc.	547,388	38,876
	Office Depot Inc.	13,989,484	38,331
^	Papa John’s International Inc.	589,173	37,206
*	2U Inc.	1,547,359	37,121
*	Scientific Games Corp.	1,376,499	36,863
	Rent-A-Center Inc.	1,252,596	36,125
*	Stamps.com Inc.	414,922	34,654
	Hawaiian Holdings Inc.	1,166,504	34,167
*,^	Stitch Fix Inc. Class A	1,279,069	32,821
	Meredith Corp.	987,823	32,075
	Dine Brands Global Inc.	383,053	31,993
	Core-Mark Holding Co. Inc.	1,175,338	31,957
*	Herc Holdings Inc.	634,317	31,043
	Dave & Buster’s Entertainment Inc.	745,715	29,955
*	Groupon Inc. Class A	12,373,152	29,572
	Matthews International Corp. Class A	768,507	29,334
	Signet Jewelers Ltd.	1,336,058	29,046
	Big Lots Inc.	998,729	28,684
*	Liberty Media Corp-Liberty Formula One Class A	639,820	28,011
*,^	Peloton Interactive Inc. Class A	961,434	27,305
*	Lions Gate Entertainment Corp. Class B	2,742,976	27,238
	Abercrombie & Fitch Co.	1,520,729	26,293
*	Grocery Outlet Holding Corp.	796,777	25,855
*	Clear Channel Outdoor Holdings Inc.	8,817,417	25,218
	Designer Brands Inc. Class A	1,466,583	23,084
^	Children’s Place Inc.	355,881	22,250
	Caleres Inc.	913,401	21,693
	EW Scripps Co. Class A	1,370,341	21,528
	Scholastic Corp.	552,141	21,230
	Guess? Inc.	941,900	21,080
*	K12 Inc.	1,014,117	20,637
^	Buckle Inc.	757,503	20,483
^	Rite Aid Corp.	1,319,738	20,416
*	Upwork Inc.	1,910,900	20,389
*	MSG Networks Inc.	1,154,894	20,095
*	Cars.com Inc.	1,598,908	19,539
	Gannett Co. Inc.	2,955,596	18,857
*	Zumiez Inc.	536,002	18,514
^	Dillard’s Inc. Class A	245,783	18,060

5

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Weis Markets Inc.	431,655	17,478
	Sonic Automotive Inc. Class A	558,045	17,299
*	Houghton Mifflin Harcourt Co.	2,710,829	16,943
*	Quotient Technology Inc.	1,717,734	16,937
	BJ’s Restaurants Inc.	443,448	16,833
*,^	Lions Gate Entertainment Corp. Class A	1,527,416	16,282
*	Genesco Inc.	337,889	16,192
*	Michaels Cos. Inc.	1,985,206	16,060
*	ANGI Homeservices Inc. Class A	1,808,583	15,319
	National CineMedia Inc.	1,929,744	14,068
	Entercom Communications Corp. Class A	3,029,290	14,056
*	BrightView Holdings Inc.	814,771	13,745
^	GameStop Corp. Class A	2,258,740	13,733
*	United Natural Foods Inc.	1,417,055	12,413
*	TrueCar Inc.	2,472,088	11,742
	Chico’s FAS Inc.	2,969,033	11,312
*	Liberty TripAdvisor Holdings Inc. Class A	1,511,416	11,109
*	Regis Corp.	620,949	11,096
^	AMC Entertainment Holdings Inc. Class A	1,433,161	10,376
*,^	RealReal Inc.	454,785	8,573
	Emerald Expositions Events Inc.	732,133	7,724
*,^	Revolve Group Inc.	367,391	6,745
*	Diplomat Pharmacy Inc.	1,592,211	6,369
*	American Public Education Inc.	215,346	5,898
*,^	Lands’ End Inc.	312,510	5,250
*	El Pollo Loco Holdings Inc.	342,748	5,189
*	At Home Group Inc.	560,628	3,083
*,^	Party City Holdco Inc.	1,240,787	2,903
*	Biglari Holdings Inc.	1,547	928
			10,976,717
Financials (25.7%)
	Equity LifeStyle Properties Inc.	4,340,510	305,528
	Medical Properties Trust Inc.	12,971,191	273,822
	Apollo Global Management LLC	5,011,819	239,114
	Liberty Property Trust	3,972,378	238,541
	Brown & Brown Inc.	6,030,100	238,068
	Omega Healthcare Investors Inc.	5,496,315	232,769
	National Retail Properties Inc.	4,324,456	231,877
	Kilroy Realty Corp.	2,662,725	223,403
	VICI Properties Inc.	8,608,470	219,946
	Gaming and Leisure Properties Inc.	5,107,333	219,871
	RenaissanceRe Holdings Ltd.	1,108,786	217,344
	American Financial Group Inc.	1,823,701	199,969
	STORE Capital Corp.	5,332,879	198,596
	Assurant Inc.	1,473,264	193,115
	Apartment Investment & Management Co.	3,735,808	192,954
	Lamar Advertising Co. Class A	2,149,064	191,825
	LPL Financial Holdings Inc.	2,024,309	186,743
	CyrusOne Inc.	2,825,876	184,897
	Douglas Emmett Inc.	4,176,633	183,354
	TCF Financial Corp.	3,832,587	179,365
	Signature Bank	1,292,029	176,504
	East West Bancorp Inc.	3,622,376	176,410
	Commerce Bancshares Inc.	2,586,174	175,705
	Starwood Property Trust Inc.	6,910,769	171,802
	American Homes 4 Rent Class A	6,485,694	169,990
*	GCI Liberty Inc. Class A	2,387,546	169,158
	Americold Realty Trust	4,795,786	168,140
	New Residential Investment Corp.	10,335,763	166,509
	Prosperity Bancshares Inc.	2,277,009	163,694
	Old Republic International Corp.	7,232,756	161,797
	Brixmor Property Group Inc.	7,464,332	161,304
	American Campus Communities Inc.	3,429,313	161,281
	Healthcare Trust of America Inc. Class A	5,224,116	158,186

6

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	First American Financial Corp.	2,685,931	156,643
	CubeSmart	4,900,480	154,267
	Park Hotels & Resorts Inc.	5,941,422	153,705
	Cousins Properties Inc.	3,655,169	150,593
	Hudson Pacific Properties Inc.	3,848,782	144,907
	Popular Inc.	2,462,214	144,655
	EPR Properties	1,976,366	139,610
	Cullen/Frost Bankers Inc.	1,406,385	137,516
	Hanover Insurance Group Inc.	996,556	136,199
	Synovus Financial Corp.	3,468,745	135,975
	Unum Group	4,597,780	134,071
	New York Community Bancorp Inc.	11,120,706	133,671
	Primerica Inc.	1,023,747	133,660
	First Industrial Realty Trust Inc.	3,218,962	133,619
*	Howard Hughes Corp.	1,043,284	132,288
	Western Alliance Bancorp	2,312,462	131,810
	First Horizon National Corp.	7,848,912	129,978
*,^	Zillow Group Inc.	2,784,147	127,904
	Rexford Industrial Realty Inc.	2,799,009	127,831
	EastGroup Properties Inc.	963,229	127,792
	Eaton Vance Corp.	2,735,097	127,702
	Jefferies Financial Group Inc.	5,960,947	127,385
	Radian Group Inc.	5,056,680	127,226
	JBG SMITH Properties	3,172,299	126,543
	Life Storage Inc.	1,165,805	126,233
	Highwoods Properties Inc.	2,573,373	125,864
^	Blackstone Mortgage Trust Inc. Class A	3,367,911	125,354
	MGIC Investment Corp.	8,763,179	124,174
	Spirit Realty Capital Inc.	2,505,255	123,208
	Kemper Corp.	1,570,362	121,703
	Webster Financial Corp.	2,280,119	121,667
	Essent Group Ltd.	2,333,618	121,325
	Axis Capital Holdings Ltd.	1,995,207	118,595
	Pinnacle Financial Partners Inc.	1,821,390	116,569
	PacWest Bancorp	3,010,998	115,231
	Jones Lang LaSalle Inc.	656,372	114,268
*	Credit Acceptance Corp.	256,019	113,245
	First Financial Bankshares Inc.	3,209,299	112,646
	Assured Guaranty Ltd.	2,278,175	111,676
	CIT Group Inc.	2,417,624	110,316
	Healthcare Realty Trust Inc.	3,298,855	110,083
	Valley National Bancorp	9,602,487	109,948
	Sterling Bancorp	5,068,303	106,840
*	Brighthouse Financial Inc.	2,714,345	106,484
	Lazard Ltd. Class A	2,662,587	106,397
	Glacier Bancorp Inc.	2,303,292	105,928
	CoreSite Realty Corp.	942,568	105,681
	FNB Corp.	8,299,065	105,398
	Ryman Hospitality Properties Inc.	1,213,906	105,197
	Rayonier Inc.	3,199,126	104,803
	Erie Indemnity Co. Class A	630,055	104,589
	STAG Industrial Inc.	3,305,156	104,344
	Sabra Health Care REIT Inc.	4,847,633	103,448
	Wintrust Financial Corp.	1,446,139	102,531
	Umpqua Holdings Corp.	5,617,583	99,431
	Bank of Hawaii Corp.	1,036,170	98,602
	Service Properties Trust	4,043,905	98,388
	Chimera Investment Corp.	4,774,591	98,166
	United Bankshares Inc.	2,536,252	98,052
	Affiliated Managers Group Inc.	1,156,458	97,998
	Stifel Financial Corp.	1,612,335	97,788
	Equity Commonwealth	2,975,095	97,672
	IBERIABANK Corp.	1,304,938	97,649
	Outfront Media Inc.	3,630,018	97,357

7

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
^	Macerich Co.	3,607,971	97,127
	Janus Henderson Group plc	3,964,894	96,942
	Selective Insurance Group Inc.	1,481,447	96,576
	RLI Corp.	1,071,146	96,425
	Two Harbors Investment Corp.	6,568,868	96,037
	People’s United Financial Inc.	5,676,718	95,937
	First Hawaiian Inc.	3,295,002	95,061
	Weingarten Realty Investors	3,036,059	94,846
	Hancock Whitney Corp.	2,157,502	94,671
	Community Bank System Inc.	1,320,807	93,698
	SLM Corp.	10,412,262	92,773
	Bank OZK	3,035,844	92,608
	Terreno Realty Corp.	1,678,653	90,882
	MFA Financial Inc.	11,755,461	89,929
	White Mountains Insurance Group Ltd.	80,461	89,755
	Pebblebrook Hotel Trust	3,345,207	89,685
	Physicians Realty Trust	4,733,722	89,657
	Associated Banc-Corp	4,020,463	88,611
	Apple Hospitality REIT Inc.	5,433,339	88,292
	BankUnited Inc.	2,335,166	85,374
	National Health Investors Inc.	1,046,196	85,244
	FirstCash Inc.	1,002,371	80,821
	OneMain Holdings Inc.	1,914,824	80,710
	Corporate Office Properties Trust	2,732,679	80,286
	Sunstone Hotel Investors Inc.	5,763,397	80,226
	PS Business Parks Inc.	484,993	79,961
	Federated Investors Inc. Class B	2,433,301	79,301
	CenterState Bank Corp.	3,142,728	78,505
	UMB Financial Corp.	1,129,222	77,510
	QTS Realty Trust Inc. Class A	1,420,016	77,064
	Old National Bancorp	4,182,725	76,502
	Cathay General Bancorp	1,947,007	74,084
	Navient Corp.	5,392,891	73,775
	CVB Financial Corp.	3,417,798	73,756
	Retail Properties of America Inc.	5,483,986	73,485
	Independent Bank Corp.	882,376	73,458
*	Texas Capital Bancshares Inc.	1,288,882	73,170
	Legg Mason Inc.	2,035,870	73,108
	Atlantic Union Bankshares Corp.	1,943,836	72,991
	BancorpSouth Bank	2,319,068	72,842
	Agree Realty Corp.	1,025,752	71,977
	RLJ Lodging Trust	4,033,993	71,482
	Brandywine Realty Trust	4,516,102	71,129
	South State Corp.	818,055	70,966
	Columbia Banking System Inc.	1,739,698	70,780
	PotlatchDeltic Corp.	1,628,629	70,471
	Simmons First National Corp. Class A	2,623,614	70,287
	American Equity Investment Life Holding Co.	2,339,609	70,024
	Home BancShares Inc.	3,561,330	70,016
	Washington Federal Inc.	1,901,278	69,682
*	Cannae Holdings Inc.	1,871,081	69,586
	Apollo Commercial Real Estate Finance Inc.	3,803,072	69,558
	Fulton Financial Corp.	3,927,931	68,464
	Ameris Bancorp	1,608,566	68,428
	Paramount Group Inc.	4,884,793	67,996
	Ares Management Corp. Class A	1,889,620	67,441
	Piedmont Office Realty Trust Inc. Class A	2,990,642	66,512
	Investors Bancorp Inc.	5,504,008	65,580
	CNO Financial Group Inc.	3,577,090	64,853
	First Midwest Bancorp Inc.	2,810,434	64,809
	Kennedy-Wilson Holdings Inc.	2,878,822	64,198
	Lexington Realty Trust Class B	6,042,164	64,168
	Empire State Realty Trust Inc.	4,591,924	64,103
	BOK Financial Corp.	730,383	63,835

8

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	United Community Banks Inc.	2,039,139	62,969
	WesBanco Inc.	1,662,579	62,829
*	Enstar Group Ltd.	301,003	62,265
	First Financial Bancorp	2,409,613	61,301
	Evercore Inc. Class A	817,552	61,120
	Invesco Mortgage Capital Inc.	3,663,013	60,989
	International Bancshares Corp.	1,401,983	60,383
	Washington REIT	2,061,512	60,155
*,^	LendingTree Inc.	197,354	59,885
	First BanCorp	5,602,785	59,333
	Colony Capital Inc.	12,480,317	59,282
*	Zillow Group Inc. Class A	1,294,415	59,207
	Xenia Hotels & Resorts Inc.	2,697,945	58,303
	Columbia Property Trust Inc.	2,744,331	57,384
	First Merchants Corp.	1,367,864	56,889
*	Genworth Financial Inc. Class A	12,761,876	56,152
	Acadia Realty Trust	2,147,979	55,697
	SITE Centers Corp.	3,964,742	55,586
*	Cushman & Wakefield plc	2,711,397	55,421
	First Citizens BancShares Inc. Class A	103,062	54,851
	Argo Group International Holdings Ltd.	831,766	54,689
	WSFS Financial Corp.	1,237,727	54,448
	PennyMac Mortgage Investment Trust	2,426,239	54,081
	Cadence BanCorp Class A	2,935,058	53,213
	CoreCivic Inc.	3,038,556	52,810
	DiamondRock Hospitality Co.	4,747,140	52,598
	Urban Edge Properties	2,711,485	52,006
	American Assets Trust Inc.	1,129,232	51,832
	Houlihan Lokey Inc. Class A	1,053,758	51,497
	Newmark Group Inc. Class A	3,823,870	51,450
	Senior Housing Properties Trust	6,061,385	51,158
	ProAssurance Corp.	1,378,600	49,823
	Santander Consumer USA Holdings Inc.	2,101,518	49,112
	GEO Group Inc.	2,946,179	48,936
	Walker & Dunlop Inc.	751,598	48,613
	Banner Corp.	851,754	48,201
	Trustmark Corp.	1,381,095	47,662
	CareTrust REIT Inc.	2,285,370	47,147
	Towne Bank	1,692,927	47,097
	Redwood Trust Inc.	2,843,264	47,028
	Great Western Bancorp Inc.	1,349,435	46,879
	Taubman Centers Inc.	1,500,789	46,660
	First Interstate BancSystem Inc. Class A	1,112,071	46,618
	Horace Mann Educators Corp.	1,054,913	46,058
	Renasant Corp.	1,287,096	45,589
	Independent Bank Group Inc.	821,879	45,565
	LTC Properties Inc.	1,016,946	45,529
	Westamerica Bancorporation	665,509	45,102
	Mack-Cali Realty Corp.	1,944,193	44,969
	Retail Opportunity Investments Corp.	2,540,677	44,868
	ServisFirst Bancshares Inc.	1,174,847	44,268
	Global Net Lease Inc.	2,182,272	44,256
	Artisan Partners Asset Management Inc. Class A	1,365,305	44,127
	Northwest Bancshares Inc.	2,645,769	43,999
	BGC Partners Inc. Class A	7,379,023	43,831
	NBT Bancorp Inc.	1,080,288	43,816
	Pacific Premier Bancorp Inc.	1,340,196	43,697
	FGL Holdings	3,994,345	42,540
	Kite Realty Group Trust	2,173,814	42,455
	Capitol Federal Financial Inc.	3,068,988	42,137
	Hope Bancorp Inc.	2,797,042	41,564
	Hilltop Holdings Inc.	1,664,073	41,485
	Ladder Capital Corp. Class A	2,280,479	41,140
*	Axos Financial Inc.	1,347,584	40,805

9

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*,^	Redfin Corp.	1,921,050	40,611
*	PRA Group Inc.	1,115,285	40,485
^	Broadmark Realty Capital Inc.	3,172,159	40,445
	Moelis & Co. Class A	1,266,333	40,421
	Office Properties Income Trust	1,244,333	39,993
	Clearway Energy Inc.	1,996,942	39,839
	S&T Bancorp Inc.	975,123	39,288
	National General Holdings Corp.	1,753,334	38,749
	Provident Financial Services Inc.	1,552,944	38,280
	Industrial Logistics Properties Trust	1,676,764	37,593
	Uniti Group Inc.	4,546,753	37,329
	Alexander & Baldwin Inc.	1,779,303	37,294
	Cohen & Steers Inc.	589,216	36,979
^	American Finance Trust Inc.	2,751,854	36,490
	Universal Health Realty Income Trust	309,413	36,313
	Hamilton Lane Inc. Class A	581,315	34,646
	Eagle Bancorp Inc.	710,823	34,567
^	Seritage Growth Properties Class A	858,024	34,390
	Safety Insurance Group Inc.	370,832	34,313
	Flagstar Bancorp Inc.	884,572	33,835
	Berkshire Hills Bancorp Inc.	1,026,798	33,761
	Park National Corp.	323,085	33,077
	Brookline Bancorp Inc.	1,974,124	32,494
	Employers Holdings Inc.	774,898	32,352
^	Tanger Factory Outlet Centers Inc.	2,177,105	32,069
	First Commonwealth Financial Corp.	2,208,903	32,051
^	Virtu Financial Inc. Class A	1,975,024	31,581
	OFG Bancorp	1,333,113	31,475
	Mercury General Corp.	643,895	31,377
	BancFirst Corp.	502,036	31,347
	TPG RE Finance Trust Inc.	1,532,298	31,060
	Tompkins Financial Corp.	334,717	30,627
	RPT Realty	1,994,208	29,993
	Nelnet Inc. Class A	498,460	29,030
*	LendingClub Corp.	2,275,004	28,711
	Colony Credit Real Estate Inc.	2,181,183	28,704
	Kearny Financial Corp.	2,063,760	28,542
	City Holding Co.	346,968	28,434
	Brookfield Property REIT Inc. Class A	1,535,004	28,313
^	Realogy Holdings Corp.	2,911,955	28,188
	Piper Jaffray Cos.	352,576	28,185
*	Green Dot Corp. Class A	1,195,134	27,847
	Getty Realty Corp.	842,653	27,698
*	Encore Capital Group Inc.	762,809	26,973
	Boston Private Financial Holdings Inc.	2,174,404	26,158
	Kinsale Capital Group Inc.	256,872	26,114
*	Ambac Financial Group Inc.	1,198,513	25,852
	TFS Financial Corp.	1,312,532	25,831
	Waddell & Reed Financial Inc. Class A	1,519,827	25,412
	Granite Point Mortgage Trust Inc.	1,377,963	25,327
	American National Insurance Co.	213,454	25,119
	National Bank Holdings Corp. Class A	694,388	24,456
	United Fire Group Inc.	554,617	24,253
	PennyMac Financial Services Inc.	707,814	24,094
	Heartland Financial USA Inc.	460,000	22,880
	Franklin Street Properties Corp.	2,646,975	22,658
	National Storage Affiliates Trust	655,868	22,050
	iStar Inc.	1,517,420	22,018
	Investors Real Estate Trust	301,697	21,873
*	Focus Financial Partners Inc. Class A	740,039	21,809
	Central Pacific Financial Corp.	717,189	21,214
	Virtus Investment Partners Inc.	173,338	21,099
*	Third Point Reinsurance Ltd.	1,953,546	20,551
*	Columbia Financial Inc.	1,207,871	20,461

10

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market Value
		Shares	($000)
*	Marcus & Millichap Inc.	542,083	20,193
	Northfield Bancorp Inc.	1,122,632	19,040
	Urstadt Biddle Properties Inc. Class A	758,374	18,838
	RMR Group Inc. Class A	403,615	18,421
^	Washington Prime Group Inc.	4,940,732	17,984
	ARMOUR Residential REIT Inc.	1,000,116	17,872
	Alexander’s Inc.	53,373	17,632
	Saul Centers Inc.	332,663	17,558
	National Western Life Group Inc. Class A	60,056	17,469
*,^	St. Joe Co.	870,356	17,259
	Dime Community Bancshares Inc.	818,941	17,108
	WisdomTree Investments Inc.	3,517,741	17,026
	Clearway Energy Inc. Class A	872,625	16,685
	New Senior Investment Group Inc.	2,117,839	16,201
	FBL Financial Group Inc. Class A	265,260	15,632
	Hersha Hospitality Trust Class A	1,009,277	14,685
	Capstead Mortgage Corp.	1,839,934	14,572
	State Auto Financial Corp.	469,153	14,553
*	MBIA Inc.	1,558,468	14,494
	Front Yard Residential Corp.	1,174,526	14,494
	Retail Value Inc.	387,378	14,256
	AG Mortgage Investment Trust Inc.	887,581	13,687
	Summit Hotel Properties Inc.	1,078,268	13,306
	CorePoint Lodging Inc.	1,039,859	11,106
*	Assetmark Financial Holdings Inc.	381,048	11,058
*,^	World Acceptance Corp.	122,446	10,579
*	Forestar Group Inc.	464,432	9,683
	KKR Real Estate Finance Trust Inc.	472,125	9,641
*	Tejon Ranch Co.	550,314	8,794
^	Pennsylvania REIT	1,577,822	8,410
	GAMCO Investors Inc. Class A	178,316	3,475
	Associated Capital Group Inc. Class A	63,799	2,501
*	Greenlight Capital Re Ltd. Class A	203,996	2,062
	Urstadt Biddle Properties Inc.	58,793	1,168
	Spirit MTA REIT	529,410	406
*	Altisource Portfolio Solutions SA	1,023	20
*	Ashford Inc.	26	1
			24,854,215
Health Care (12.3%)
	STERIS plc	2,119,010	322,979
	West Pharmaceutical Services Inc.	1,849,278	278,002
	PerkinElmer Inc.	2,779,106	269,851
*	Insulet Corp.	1,546,899	264,829
*	Neurocrine Biosciences Inc.	2,299,769	247,202
*	Sarepta Therapeutics Inc.	1,769,259	228,305
*	Molina Healthcare Inc.	1,567,641	212,713
	Bio-Techne Corp.	951,288	208,817
*	Catalent Inc.	3,627,751	204,242
*	Bio-Rad Laboratories Inc. Class A	532,973	197,216
*	Ionis Pharmaceuticals Inc.	3,159,690	190,877
*	Masimo Corp.	1,199,999	189,672
	Hill-Rom Holdings Inc.	1,658,507	188,290
*	Charles River Laboratories International Inc.	1,218,715	186,171
	Chemed Corp.	401,037	176,160
*	PRA Health Sciences Inc.	1,578,634	175,465
	Encompass Health Corp.	2,456,244	170,144
*	Horizon Therapeutics plc	4,665,436	168,889
*	Novocure Ltd.	1,987,344	167,473
*	Avantor Inc.	8,549,856	155,180
*,^	Teladoc Health Inc.	1,826,082	152,880
*	Medicines Co.	1,799,159	152,821
*,^	Arrowhead Pharmaceuticals Inc.	2,368,466	150,232
*	Haemonetics Corp.	1,257,250	144,458
*	Amedisys Inc.	803,339	134,093

11

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Exelixis Inc.	7,563,523	133,269
*	HealthEquity Inc.	1,754,612	129,964
*	Penumbra Inc.	790,824	129,909
	Bruker Corp.	2,499,430	127,396
*	Syneos Health Inc.	2,100,923	124,952
*	ACADIA Pharmaceuticals Inc.	2,885,175	123,428
*	Reata Pharmaceuticals Inc. Class A	586,459	119,890
*	Envista Holdings Corp.	3,982,502	118,041
*	Globus Medical Inc.	1,940,393	114,250
*	Global Blood Therapeutics Inc.	1,421,082	112,962
*	Repligen Corp.	1,182,336	109,366
*	Mirati Therapeutics Inc.	842,320	108,541
*	Integra LifeSciences Holdings Corp.	1,800,177	104,914
*	NuVasive Inc.	1,295,907	100,225
*	Tenet Healthcare Corp.	2,617,121	99,529
*,^	Moderna Inc.	5,026,525	98,319
*	LHC Group Inc.	703,226	96,876
*	Wright Medical Group NV	3,143,375	95,810
*	Nektar Therapeutics Class A	4,429,304	95,607
*	Sage Therapeutics Inc.	1,312,037	94,716
*	Blueprint Medicines Corp.	1,180,916	94,603
*	ICU Medical Inc.	501,199	93,784
*	United Therapeutics Corp.	1,062,508	93,586
*	Immunomedics Inc.	4,375,902	92,594
*	Guardant Health Inc.	1,171,705	91,557
*	Nevro Corp.	737,927	86,736
*	Neogen Corp.	1,328,134	86,674
*	Omnicell Inc.	1,059,371	86,572
*	Tandem Diabetes Care Inc.	1,413,165	84,239
*	Bluebird Bio Inc.	955,550	83,850
*	Alkermes plc	4,014,730	81,900
	CONMED Corp.	715,565	80,022
*	Iovance Biotherapeutics Inc.	2,846,462	78,790
*	FibroGen Inc.	1,829,807	78,480
*	Intercept Pharmaceuticals Inc.	621,480	77,014
*	MyoKardia Inc.	1,050,828	76,590
*	Acadia Healthcare Co. Inc.	2,272,742	75,500
*	Agios Pharmaceuticals Inc.	1,553,043	74,158
*	NeoGenomics Inc.	2,459,129	71,930
*	Quidel Corp.	946,904	71,046
*	PTC Therapeutics Inc.	1,437,914	69,063
*	HMS Holdings Corp.	2,235,144	66,160
*	Select Medical Holdings Corp.	2,776,034	64,793
	Cantel Medical Corp.	909,677	64,496
*,^	Allakos Inc.	670,777	63,965
*	Amicus Therapeutics Inc.	6,534,481	63,646
*	Halozyme Therapeutics Inc.	3,586,530	63,589
*	Emergent BioSolutions Inc.	1,113,111	60,052
	Ensign Group Inc.	1,299,710	58,968
*	Natera Inc.	1,732,238	58,359
*	Acceleron Pharma Inc.	1,096,939	58,160
*	Medpace Holdings Inc.	688,777	57,899
*	Momenta Pharmaceuticals Inc.	2,873,868	56,701
*	Arena Pharmaceuticals Inc.	1,225,136	55,646
*	Glaukos Corp.	1,009,814	55,005
*	Ultragenyx Pharmaceutical Inc.	1,263,791	53,977
*	MEDNAX Inc.	1,927,952	53,578
*	Prestige Consumer Healthcare Inc.	1,285,200	52,051
*	Insmed Inc.	2,177,288	51,994
*	Heron Therapeutics Inc.	2,168,671	50,964
*	Ironwood Pharmaceuticals Inc. Class A	3,801,014	50,591
*	Myriad Genetics Inc.	1,746,849	47,567
	Healthcare Services Group Inc.	1,904,966	46,329
*	iRhythm Technologies Inc.	674,106	45,900

12

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Patterson Cos. Inc.	2,214,013	45,343
*	Portola Pharmaceuticals Inc.	1,868,112	44,611
*	Xencor Inc.	1,296,373	44,582
*	Magellan Health Inc.	567,053	44,372
*	Epizyme Inc.	1,783,788	43,881
*	Pacira BioSciences Inc.	960,455	43,509
*,^	Ligand Pharmaceuticals Inc.	409,029	42,658
*	Merit Medical Systems Inc.	1,338,153	41,777
*	Avanos Medical Inc.	1,229,465	41,433
*,^	Intra-Cellular Therapies Inc.	1,186,518	40,709
*	Editas Medicine Inc.	1,219,904	36,121
*	Aimmune Therapeutics Inc.	1,074,013	35,947
*	BioTelemetry Inc.	773,842	35,829
*	Turning Point Therapeutics Inc.	558,847	34,811
*	REGENXBIO Inc.	808,466	33,123
*	Inogen Inc.	477,314	32,615
*	Brookdale Senior Living Inc.	4,415,362	32,100
*	Audentes Therapeutics Inc.	527,901	31,590
*	Corcept Therapeutics Inc.	2,582,766	31,251
*	Supernus Pharmaceuticals Inc.	1,301,070	30,861
*,^	Denali Therapeutics Inc.	1,738,390	30,283
*	Varex Imaging Corp.	990,479	29,526
*	Zogenix Inc.	557,047	29,039
*,^	Aerie Pharmaceuticals Inc.	1,186,041	28,667
*,^	Theravance Biopharma Inc.	1,097,952	28,426
*,^	Allogene Therapeutics Inc.	1,031,797	26,806
*	Deciphera Pharmaceuticals Inc.	406,563	25,304
*	Endo International plc	5,176,786	24,279
*	Radius Health Inc.	1,197,730	24,146
	National HealthCare Corp.	279,242	24,135
*	Tricida Inc.	623,766	23,541
*	10X Genomics Inc. Class A	303,041	23,107
*	Kodiak Sciences Inc.	319,682	23,001
*	Innoviva Inc.	1,604,597	22,721
	Luminex Corp.	953,914	22,093
*	Orthofix Medical Inc.	474,456	21,910
*	CorVel Corp.	244,767	21,383
*,^	Change Healthcare Inc.	1,297,961	21,274
*	Shockwave Medical Inc.	483,927	21,254
*	Pennant Group Inc.	638,976	21,131
*,^	Bridgebio Pharma Inc.	602,005	21,100
*	Tivity Health Inc.	1,030,992	20,976
*	Achillion Pharmaceuticals Inc.	3,363,268	20,280
*,^	Esperion Therapeutics Inc.	337,671	20,135
*	STAAR Surgical Co.	538,049	18,923
*	HealthStream Inc.	688,152	18,718
*	Madrigal Pharmaceuticals Inc.	200,787	18,294
*	Silk Road Medical Inc.	438,020	17,687
*	Gossamer Bio Inc.	1,041,390	16,277
*,^	OPKO Health Inc.	10,537,778	15,491
*,^	Adaptive Biotechnologies Corp.	482,100	14,424
*,^	Intellia Therapeutics Inc.	982,747	14,417
*	Amneal Pharmaceuticals Inc.	2,763,030	13,318
*,^	SmileDirectClub Inc.	1,482,669	12,959
*	Sangamo Therapeutics Inc.	1,537,724	12,871
*,^	Alector Inc.	734,985	12,664
	Meridian Bioscience Inc.	1,146,568	11,202
*	Natus Medical Inc.	337,839	11,145
*	Atara Biotherapeutics Inc.	661,221	10,890
*,^	ZIOPHARM Oncology Inc.	2,176,355	10,272
*	Spectrum Pharmaceuticals Inc.	2,790,563	10,158
*	G1 Therapeutics Inc.	359,850	9,511
*,^	Intrexon Corp.	1,705,823	9,348
*	AnaptysBio Inc.	543,082	8,825

13

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*,^	Rubius Therapeutics Inc.	878,345	8,344
*	Progyny Inc.	279,362	7,668
*,^	TherapeuticsMD Inc.	3,009,704	7,283
*	Option Care Health Inc.	1,934,161	7,214
*,^	Clovis Oncology Inc.	672,479	7,011
*	Stoke Therapeutics Inc.	216,809	6,140
*,^	Akcea Therapeutics Inc.	307,414	5,208
	Owens & Minor Inc.	824,497	4,263
*	Kiniksa Pharmaceuticals Ltd. Class A	368,377	4,074
*	Surgery Partners Inc.	259,555	4,063
*	Puma Biotechnology Inc.	349,822	3,061
*,^	Lexicon Pharmaceuticals Inc.	602,452	2,500
*	Akorn Inc.	1,282,250	1,923
*,^	Vir Biotechnology Inc.	43,666	549
^,§	Synergy Pharmaceuticals Inc.	2,001,166	13
			11,882,351
Industrials (20.7%)
*	Zebra Technologies Corp.	1,347,658	344,246
	IDEX Corp.	1,906,211	327,868
*	Teledyne Technologies Inc.	914,947	317,066
	Allegion plc	2,328,901	290,041
*	Fair Isaac Corp.	687,305	257,519
	Booz Allen Hamilton Holding Corp. Class A	3,515,076	250,027
	Carlisle Cos. Inc.	1,412,888	228,662
*	WEX Inc.	1,077,530	225,699
	Lennox International Inc.	913,464	222,858
	Universal Display Corp.	1,062,814	219,014
	Graco Inc.	4,159,282	216,283
	Toro Co.	2,672,265	212,899
	Nordson Corp.	1,287,856	209,714
*	Euronet Worldwide Inc.	1,282,519	202,074
	Genpact Ltd.	4,748,364	200,238
	Spirit AeroSystems Holdings Inc. Class A	2,585,256	188,413
	AptarGroup Inc.	1,607,413	185,849
	Donaldson Co. Inc.	3,134,465	180,608
	Owens Corning	2,716,156	176,876
	Woodward Inc.	1,469,982	174,105
*	Arrow Electronics Inc.	2,014,983	170,750
*	HD Supply Holdings Inc.	4,157,635	167,220
	ITT Inc.	2,177,144	160,913
	Flowserve Corp.	3,233,063	160,910
	Oshkosh Corp.	1,695,815	160,509
*	AECOM	3,706,766	159,873
*	Generac Holdings Inc.	1,563,469	157,269
*	Berry Global Group Inc.	3,295,210	156,489
	Sonoco Products Co.	2,504,522	154,579
	Hexcel Corp.	2,103,785	154,228
	Sealed Air Corp.	3,856,831	153,618
	MDU Resources Group Inc.	5,070,233	150,637
	Curtiss-Wright Corp.	1,063,210	149,796
	BWX Technologies Inc.	2,376,417	147,528
	Watsco Inc.	817,436	147,261
	Lincoln Electric Holdings Inc.	1,512,124	146,268
*	Stericycle Inc.	2,266,805	144,645
	Quanta Services Inc.	3,551,046	144,563
	ManpowerGroup Inc.	1,478,162	143,530
	Jack Henry & Associates Inc.	978,444	142,530
	Jabil Inc.	3,423,616	141,498
	Allison Transmission Holdings Inc.	2,815,590	136,049
	Acuity Brands Inc.	985,448	135,992
*	Trex Co. Inc.	1,452,461	130,547
	National Instruments Corp.	3,080,882	130,445
	Air Lease Corp. Class A	2,687,211	127,696
*	Kirby Corp.	1,417,930	126,947

14

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Gardner Denver Holdings Inc.	3,359,506	123,227
	Alliance Data Systems Corp.	1,089,874	122,284
	MAXIMUS Inc.	1,627,904	121,100
	Graphic Packaging Holding Co.	7,266,205	120,982
	EMCOR Group Inc.	1,392,960	120,212
	Tetra Tech Inc.	1,354,065	116,666
	AGCO Corp.	1,497,992	115,720
	Armstrong World Industries Inc.	1,206,553	113,380
	Cognex Corp.	2,002,323	112,210
	Brink’s Co.	1,234,200	111,917
	Landstar System Inc.	976,503	111,194
	MSA Safety Inc.	860,911	108,785
	Littelfuse Inc.	567,774	108,615
	Crane Co.	1,255,675	108,465
*	Axon Enterprise Inc.	1,479,546	108,421
	KBR Inc.	3,527,608	107,592
*	Clean Harbors Inc.	1,246,049	106,849
	Knight-Swift Transportation Holdings Inc.	2,961,373	106,136
	Avnet Inc.	2,497,116	105,978
*	FTI Consulting Inc.	950,874	105,224
*	Paylocity Holding Corp.	864,105	104,401
*	Coherent Inc.	611,318	101,693
*	MasTec Inc.	1,521,673	97,631
	Pentair plc	2,127,360	97,582
	nVent Electric plc	3,775,482	96,577
*	Mercury Systems Inc.	1,381,828	95,498
*	RBC Bearings Inc.	601,299	95,210
*	SiteOne Landscape Supply Inc.	1,041,915	94,450
	Timken Co.	1,666,080	93,817
	Eagle Materials Inc.	1,034,580	93,795
*	XPO Logistics Inc.	1,143,171	91,111
	MSC Industrial Direct Co. Inc. Class A	1,151,217	90,336
	Exponent Inc.	1,289,311	88,975
	Robert Half International Inc.	1,395,783	88,144
*	ASGN Inc.	1,240,916	88,068
	John Bean Technologies Corp.	779,625	87,833
*	TopBuild Corp.	846,811	87,289
	Louisiana-Pacific Corp.	2,920,916	86,664
	FLIR Systems Inc.	1,662,892	86,587
	Regal Beloit Corp.	1,002,260	85,803
*	CoreLogic Inc.	1,957,613	85,567
*	Rexnord Corp.	2,578,283	84,104
*	Colfax Corp.	2,253,330	81,976
*	Aerojet Rocketdyne Holdings Inc.	1,791,667	81,807
	Insperity Inc.	944,536	81,268
	AO Smith Corp.	1,690,073	80,515
	Macquarie Infrastructure Corp.	1,875,016	80,326
*	Itron Inc.	949,310	79,695
	Simpson Manufacturing Co. Inc.	985,902	79,099
	Valmont Industries Inc.	526,455	78,852
	EnerSys	1,031,500	77,187
	UniFirst Corp.	379,670	76,686
	Barnes Group Inc.	1,234,786	76,507
	Tradeweb Markets Inc. Class A	1,633,322	75,704
	Kennametal Inc.	2,049,989	75,624
	Ryder System Inc.	1,369,879	74,398
*	Builders FirstSource Inc.	2,925,902	74,347
*	II-VI Inc.	2,203,100	74,178
*	Novanta Inc.	816,599	72,220
	Vishay Intertechnology Inc.	3,389,948	72,172
*	AMN Healthcare Services Inc.	1,141,963	71,156
	Watts Water Technologies Inc. Class A	707,956	70,626
	Universal Forest Products Inc.	1,480,604	70,625
	GATX Corp.	840,628	69,646

15

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	World Fuel Services Corp.	1,586,559	68,888
*	Anixter International Inc.	734,841	67,679
*	Summit Materials Inc. Class A	2,831,505	67,673
*	Integer Holdings Corp.	836,672	67,293
	Moog Inc. Class A	786,654	67,125
	Applied Industrial Technologies Inc.	993,290	66,242
	Brady Corp. Class A	1,144,955	65,560
	ABM Industries Inc.	1,707,848	64,403
*	Allegheny Technologies Inc.	3,101,689	64,081
	Belden Inc.	1,162,192	63,921
	Fluor Corp.	3,379,298	63,801
*	Proto Labs Inc.	612,738	62,224
	Silgan Holdings Inc.	1,990,887	61,877
	Altra Industrial Motion Corp.	1,656,466	59,981
*	Saia Inc.	639,438	59,544
*	WESCO International Inc.	995,907	59,147
	Albany International Corp. Class A	779,020	59,143
*	Advanced Disposal Services Inc.	1,796,683	59,057
*	TriNet Group Inc.	1,039,646	58,854
*	Rogers Corp.	470,553	58,692
	ESCO Technologies Inc.	632,654	58,520
*	Sanmina Corp.	1,706,396	58,427
	Franklin Electric Co. Inc.	1,008,260	57,793
*	Plexus Corp.	749,645	57,678
*	ExlService Holdings Inc.	828,964	57,580
	Korn Ferry	1,347,768	57,145
*	Beacon Roofing Supply Inc.	1,751,822	56,023
*	SPX Corp.	1,077,472	54,822
	ManTech International Corp. Class A	683,732	54,616
*	SPX FLOW Inc.	1,085,320	53,040
*	Cimpress NV	413,570	52,015
	Otter Tail Corp.	1,013,497	51,982
	Terex Corp.	1,740,222	51,824
	Deluxe Corp.	1,015,663	50,702
	Forward Air Corp.	723,433	50,604
	AAON Inc.	1,019,790	50,388
	EVERTEC Inc.	1,458,203	49,637
	Cubic Corp.	762,812	48,492
*	Ambarella Inc.	800,654	48,488
	Trinity Industries Inc.	2,185,365	48,406
*	Atkore International Group Inc.	1,196,151	48,396
	Mueller Water Products Inc. Class A	4,028,450	48,261
	Badger Meter Inc.	739,751	48,032
	O-I Glass Inc.	4,026,019	48,030
	Triton International Ltd.	1,192,652	47,945
	Kaman Corp.	721,086	47,534
	McGrath RentCorp	616,426	47,181
*	Knowles Corp.	2,221,474	46,984
*	Masonite International Corp.	644,990	46,575
	Covanta Holding Corp.	3,054,964	45,336
*,^	Verra Mobility Corp. Class A	3,223,969	45,103
	Comfort Systems USA Inc.	903,564	45,043
*	OSI Systems Inc.	445,349	44,864
	Matson Inc.	1,099,217	44,848
	Mueller Industries Inc.	1,391,947	44,194
*	Harsco Corp.	1,900,591	43,733
	Mobile Mini Inc.	1,138,971	43,178
	Aircastle Ltd.	1,330,608	42,593
	Werner Enterprises Inc.	1,162,981	42,321
*	Hub Group Inc. Class A	816,085	41,857
	Advanced Drainage Systems Inc.	1,062,656	41,274
*	Cardtronics plc Class A	900,314	40,199
*	Huron Consulting Group Inc.	580,685	39,905
*	JELD-WEN Holding Inc.	1,672,642	39,157

16

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	AAR Corp.	855,991	38,605
*	Resideo Technologies Inc.	3,158,095	37,676
*	Sykes Enterprises Inc.	998,375	36,930
*	TTM Technologies Inc.	2,447,599	36,836
*	Navistar International Corp.	1,264,838	36,604
	Actuant Corp. Class A	1,405,609	36,588
*	Dycom Industries Inc.	775,916	36,584
	Boise Cascade Co.	995,847	36,378
*	Pluralsight Inc. Class A	2,094,866	36,053
	EnPro Industries Inc.	534,478	35,746
	Methode Electronics Inc.	903,460	35,551
*	Installed Building Products Inc.	507,580	34,957
	Rush Enterprises Inc. Class A	741,034	34,458
	Helios Technologies Inc.	742,541	34,328
	Tennant Co.	440,057	34,289
*	Inovalon Holdings Inc. Class A	1,818,265	34,220
*	AeroVironment Inc.	552,382	34,104
*	Air Transport Services Group Inc.	1,451,026	34,041
^	Granite Construction Inc.	1,217,916	33,700
	Benchmark Electronics Inc.	964,318	33,134
*	TriMas Corp.	1,034,329	32,488
	Raven Industries Inc.	934,883	32,216
*	Livent Corp.	3,727,352	31,869
*	MACOM Technology Solutions Holdings Inc.	1,179,637	31,378
	AZZ Inc.	681,940	31,335
*	Fabrinet	478,422	31,021
*	Continental Building Products Inc.	840,513	30,620
	Triumph Group Inc.	1,197,224	30,254
	Encore Wire Corp.	517,950	29,730
	Greif Inc. Class A	651,125	28,780
	Schneider National Inc. Class B	1,309,429	28,572
	H&E Equipment Services Inc.	841,827	28,142
	Greenbrier Cos. Inc.	852,102	27,634
*	GMS Inc.	1,010,323	27,360
*	Conduent Inc.	4,377,047	27,138
	AVX Corp.	1,320,464	27,030
	Lindsay Corp.	279,162	26,797
	Primoris Services Corp.	1,169,366	26,007
	Standex International Corp.	326,535	25,911
	Heartland Express Inc.	1,184,195	24,927
	MTS Systems Corp.	502,859	24,152
^	Maxar Technologies Inc.	1,513,671	23,719
*	CIRCOR International Inc.	506,337	23,413
*	Kratos Defense & Security Solutions Inc.	1,290,625	23,244
*	Evo Payments Inc. Class A	877,234	23,168
*	Thermon Group Holdings Inc.	862,535	23,116
^	ADT Inc.	2,876,265	22,809
	Apogee Enterprises Inc.	660,276	21,459
*	TrueBlue Inc.	889,587	21,403
*	Parsons Corp.	511,995	21,135
	Griffon Corp.	1,029,943	20,939
	Astec Industries Inc.	485,911	20,408
	Wabash National Corp.	1,366,171	20,069
*	FARO Technologies Inc.	386,470	19,459
	Kforce Inc.	482,047	19,137
*	SEACOR Holdings Inc.	443,148	19,122
*	Atlas Air Worldwide Holdings Inc.	686,789	18,935
	TTEC Holdings Inc.	474,887	18,815
*	Veeco Instruments Inc.	1,236,675	18,161
	ArcBest Corp.	645,861	17,826
*	Aegion Corp. Class A	784,896	17,558
*	Evolent Health Inc. Class A	1,937,500	17,534
*	Wesco Aircraft Holdings Inc.	1,532,667	16,890
	Gorman-Rupp Co.	450,017	16,876

17

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Manitowoc Co. Inc.	947,922	16,589
	Kelly Services Inc. Class A	733,375	16,560
*,^	Virgin Galactic Holdings Inc.	1,369,800	15,821
*	Gates Industrial Corp. plc	1,140,209	15,689
	Hyster-Yale Materials Handling Inc.	256,873	15,145
*	Tutor Perini Corp.	1,076,094	13,839
	Resources Connection Inc.	824,702	13,467
*	Team Inc.	781,182	12,475
*,^	GreenSky Inc. Class A	1,380,493	12,286
	Quanex Building Products Corp.	685,459	11,708
*	Vicor Corp.	246,624	11,522
*	International Seaways Inc.	343,785	10,231
*	Bill.Com Holdings Inc.	266,439	10,138
*	Astronics Corp.	313,083	8,751
	Greif Inc. Class B	167,034	8,647
	REV Group Inc.	646,944	7,912
*	Mistras Group Inc.	502,914	7,177
	Rush Enterprises Inc. Class B	115,255	5,267
*	Donnelley Financial Solutions Inc.	287,161	3,007
	Quad/Graphics Inc.	190,189	888
*	Dorian LPG Ltd.	20	—
			19,985,422
Oil & Gas (2.7%)
*	WPX Energy Inc.	10,327,071	141,894
	Cimarex Energy Co.	2,511,520	131,830
	Parsley Energy Inc. Class A	6,623,611	125,252
	Helmerich & Payne Inc.	2,540,093	115,396
*	First Solar Inc.	1,844,041	103,193
*	Transocean Ltd.	14,631,126	100,662
	Murphy Oil Corp.	3,689,398	98,876
	Cabot Oil & Gas Corp.	5,061,685	88,124
	PBF Energy Inc. Class A	2,592,066	81,313
	EQT Corp.	6,579,351	71,715
	Equitrans Midstream Corp.	5,232,938	69,912
*	Apergy Corp.	1,997,396	67,472
*	Chart Industries Inc.	916,122	61,829
	Delek US Holdings Inc.	1,829,796	61,353
*,^	Enphase Energy Inc.	2,141,687	55,962
	Arcosa Inc.	1,233,558	54,955
^	Antero Midstream Corp.	7,094,554	53,848
*	Matador Resources Co.	2,887,977	51,897
*	Callon Petroleum Co.	9,820,916	47,435
	Patterson-UTI Energy Inc.	4,424,517	46,457
*	Dril-Quip Inc.	939,575	44,075
	Core Laboratories NV	1,146,348	43,183
*,^	Chesapeake Energy Corp.	48,417,628	39,974
*	PDC Energy Inc.	1,499,533	39,243
	Cactus Inc. Class A	1,127,958	38,712
*	Magnolia Oil & Gas Corp. Class A	3,040,282	38,247
	Archrock Inc.	3,542,088	35,563
*	Oceaneering International Inc.	2,367,413	35,298
*,^	Valaris plc Class A	5,081,975	33,338
*	Helix Energy Solutions Group Inc.	3,379,350	32,543
*	NOW Inc.	2,831,752	31,829
	CVR Energy Inc.	784,862	31,732
*	Southwestern Energy Co.	13,002,611	31,466
	SM Energy Co.	2,724,422	30,623
*	MRC Global Inc.	2,063,650	28,148
*	CNX Resources Corp.	3,157,065	27,940
	NexTier Oilfield Solutions Inc.	4,135,276	27,706
*	SRC Energy Inc.	6,384,817	26,305
	Nabors Industries Ltd.	8,944,282	25,760
^	Range Resources Corp.	5,284,998	25,632
	QEP Resources Inc.	5,674,796	25,537

18

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	ProPetro Holding Corp.	2,251,725	25,332
*	Oasis Petroleum Inc.	7,354,950	23,977
*	Oil States International Inc.	1,429,778	23,320
*	Centennial Resource Development Inc. Class A	4,943,773	22,840
*	Antero Resources Corp.	6,806,601	19,399
*,^	Tellurian Inc.	2,516,558	18,321
*,^	Whiting Petroleum Corp.	2,456,035	18,027
*	Denbury Resources Inc.	12,631,423	17,810
*,^	SunPower Corp. Class A	2,087,202	16,280
	Berry Petroleum Corp.	1,640,281	15,468
*	Newpark Resources Inc.	2,325,365	14,580
	Liberty Oilfield Services Inc. Class A	1,310,820	14,576
*	Laredo Petroleum Inc.	4,839,839	13,890
*,^	Jagged Peak Energy Inc.	1,515,363	12,865
*,^	Diamond Offshore Drilling Inc.	1,721,268	12,376
*	Gulfport Energy Corp.	3,235,736	9,837
^	RPC Inc.	1,614,692	8,461
	Green Plains Inc.	344,512	5,316
*	Noble Corp. plc	2,143,010	2,614
*	Exterran Corp.	245,192	1,920
*,^	Extraction Oil & Gas Inc.	692,485	1,468
*,^	McDermott International Inc.	1,869,707	1,265
*	FTS International Inc.	74,802	78
*	Unit Corp.	68,181	47
			2,622,296
Other (0.0%)[2]
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	1,792,706	1,578
*,§	A Schulman Inc. CVR	670,110	290
*,§	NewStar Financial Inc. CVR	651,238	157
*,§	Media General Inc. CVR	2,475,062	96
*,§	Clinical Data CVR	297,875	—
			2,121
Technology (12.3%)
	Leidos Holdings Inc.	3,550,127	347,522
*	Tyler Technologies Inc.	978,375	293,532
	Teradyne Inc.	4,206,983	286,874
*	EPAM Systems Inc.	1,305,005	276,870
*	DocuSign Inc. Class A	3,532,015	261,758
*	ON Semiconductor Corp.	10,261,704	250,180
*	Coupa Software Inc.	1,569,892	229,597
*	Guidewire Software Inc.	2,081,176	228,451
	Cypress Semiconductor Corp.	9,300,771	216,987
*	Zendesk Inc.	2,811,353	215,434
*	Aspen Technology Inc.	1,695,465	205,033
*	PTC Inc.	2,591,828	194,102
	Monolithic Power Systems Inc.	1,031,180	183,571
*	Ceridian HCM Holding Inc.	2,512,024	170,516
	Entegris Inc.	3,373,425	168,975
	CDK Global Inc.	3,016,347	164,934
*	Ciena Corp.	3,859,531	164,763
*	Proofpoint Inc.	1,404,502	161,209
*	HubSpot Inc.	1,011,248	160,283
*	CACI International Inc. Class A	632,357	158,083
*	RingCentral Inc. Class A	933,852	157,513
*	MongoDB Inc.	1,175,633	154,725
	MKS Instruments Inc.	1,357,251	149,311
*	Lumentum Holdings Inc.	1,847,435	146,502
*	Nutanix Inc.	4,326,723	135,253
	SYNNEX Corp.	1,012,803	130,449
*	Anaplan Inc.	2,464,238	129,126
*	Manhattan Associates Inc.	1,596,385	127,312
*	Tech Data Corp.	884,298	126,985
*	Nuance Communications Inc.	7,030,056	125,346
	Science Applications International Corp.	1,434,575	124,837

19

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Silicon Laboratories Inc.	1,075,870	124,779
*	Cree Inc.	2,681,388	123,746
*	Avalara Inc.	1,629,331	119,348
	DXC Technology Co.	3,169,810	119,153
*	Cirrus Logic Inc.	1,443,400	118,951
*	Alteryx Inc. Class A	1,162,869	116,368
*	NCR Corp.	3,168,924	111,419
*	Smartsheet Inc. Class A	2,465,618	110,756
	j2 Global Inc.	1,151,742	107,930
*	RealPage Inc.	2,002,287	107,623
	Cabot Microelectronics Corp.	742,292	107,128
*	ViaSat Inc.	1,444,420	105,724
	LogMeIn Inc.	1,211,513	103,875
*	ACI Worldwide Inc.	2,723,028	103,162
*	Pure Storage Inc. Class A	5,812,618	99,454
	Blackbaud Inc.	1,212,700	96,531
*	Five9 Inc.	1,462,326	95,899
*	Verint Systems Inc.	1,685,147	93,290
	Perspecta Inc.	3,422,639	90,495
*	Q2 Holdings Inc.	1,093,771	88,683
*	Envestnet Inc.	1,264,248	88,030
*	Semtech Corp.	1,638,617	86,683
*	FireEye Inc.	5,214,485	86,195
*	New Relic Inc.	1,306,299	85,837
*	Viavi Solutions Inc.	5,673,175	85,098
*	Inphi Corp.	1,136,534	84,126
*	Cornerstone OnDemand Inc.	1,417,444	82,991
	Pegasystems Inc.	1,009,478	80,405
*	Teradata Corp.	2,760,000	73,885
*,^	Zscaler Inc.	1,586,003	73,749
	Brooks Automation Inc.	1,696,472	71,184
*	CommScope Holding Co. Inc.	4,955,677	70,321
	Cogent Communications Holdings Inc.	1,066,355	70,177
*	Advanced Energy Industries Inc.	981,379	69,874
*	Qualys Inc.	807,607	67,330
	Power Integrations Inc.	679,636	67,223
*	Everbridge Inc.	852,571	66,569
*	Lattice Semiconductor Corp.	3,351,809	64,154
*	Acacia Communications Inc.	937,183	63,550
*	Rapid7 Inc.	1,128,849	63,238
*	Elastic NV	982,768	63,192
*	Premier Inc. Class A	1,649,244	62,473
*	Insight Enterprises Inc.	858,219	60,324
*	Box Inc.	3,574,264	59,976
*	Diodes Inc.	1,044,630	58,886
*	Bottomline Technologies DE Inc.	1,074,160	57,575
*	Blackline Inc.	1,087,759	56,085
*	PROS Holdings Inc.	931,364	55,807
*	LivePerson Inc.	1,501,271	55,547
*	Varonis Systems Inc.	712,724	55,386
*,^	Cloudera Inc.	4,474,759	52,041
*	Synaptics Inc.	787,537	51,796
*	SailPoint Technologies Holding Inc.	2,166,548	51,131
*	EchoStar Corp. Class A	1,164,772	50,446
*	SVMK Inc.	2,715,373	48,524
	Progress Software Corp.	1,149,199	47,749
*	FormFactor Inc.	1,832,998	47,603
*	CommVault Systems Inc.	1,047,942	46,780
*	Dynatrace Inc.	1,777,890	44,981
*	Appfolio Inc.	401,570	44,153
	InterDigital Inc.	803,747	43,796
	CSG Systems International Inc.	836,864	43,333
*	NetScout Systems Inc.	1,690,165	40,682
*	Alarm.com Holdings Inc.	936,262	40,231

20

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Rambus Inc.	2,879,630	39,667
*	Avaya Holdings Corp.	2,813,528	37,983
*	Allscripts Healthcare Solutions Inc.	3,783,722	37,137
*,^	Infinera Corp.	4,461,156	35,422
*	Workiva Inc. Class A	824,460	34,669
	NIC Inc.	1,518,130	33,930
*	Altair Engineering Inc. Class A	924,026	33,182
*	MaxLinear Inc.	1,530,477	32,477
*	Covetrus Inc.	2,435,470	32,148
*	Blucora Inc.	1,211,096	31,658
*	Yext Inc.	2,162,719	31,186
^	Ubiquiti Inc.	164,301	31,050
*,^	Appian Corp. Class A	797,261	30,463
*	MicroStrategy Inc. Class A	211,954	30,231
*	Eventbrite Inc. Class A	1,396,005	28,157
	TiVo Corp.	3,112,512	26,394
*,^	3D Systems Corp.	2,942,378	25,746
*	Zuora Inc. Class A	1,758,346	25,197
*	ScanSource Inc.	662,718	24,487
	Xperi Corp.	1,294,402	23,946
	Switch Inc.	1,608,209	23,834
*	Cision Ltd.	2,329,628	23,226
	Plantronics Inc.	839,150	22,942
*,^	SolarWinds Corp.	1,221,755	22,664
*	Tenable Holdings Inc.	940,142	22,526
*	Shutterstock Inc.	512,803	21,989
*	Amkor Technology Inc.	1,569,603	20,405
*	Cerence Inc.	897,672	20,314
^	Ebix Inc.	600,223	20,053
*	Unisys Corp.	1,578,695	18,723
*	NETGEAR Inc.	754,992	18,505
*	NextGen Healthcare Inc.	1,108,516	17,814
	Pitney Bowes Inc.	4,413,625	17,787
*,^	Pagerduty Inc.	732,045	17,123
*	Cloudflare Inc. Class A	992,371	16,930
*	Virtusa Corp.	359,897	16,314
*,^	Medallia Inc.	492,487	15,321
*	Benefitfocus Inc.	687,704	15,088
*	nLight Inc.	691,626	14,026
*,^	Livongo Health Inc.	556,406	13,944
*	CEVA Inc.	467,326	12,599
*	Forrester Research Inc.	280,250	11,686
*	Fastly Inc. Class A	568,360	11,407
*	Diebold Nixdorf Inc.	934,184	9,865
	ADTRAN Inc.	995,772	9,848
*	Endurance International Group Holdings Inc.	2,070,025	9,729
*	WideOpenWest Inc.	1,275,811	9,467
*,^	Gogo Inc.	1,468,249	9,397
*,^	Ping Identity Holding Corp.	359,519	8,736
*	Health Catalyst Inc.	242,047	8,399
*	Loral Space & Communications Inc.	238,399	7,705
*	Sciplay Corp. Class A	597,739	7,346
*	MobileIron Inc.	1,357,150	6,596
	Systemax Inc.	202,038	5,083
*	SecureWorks Corp. Class A	184,369	3,072
*	Castlight Health Inc. Class B	196,752	262
*	Casa Systems Inc.	36,440	149
*	Ribbon Communications Inc.	33,022	102
			11,865,569
Telecommunications (0.3%)
*	Iridium Communications Inc.	2,729,109	67,245
	Telephone & Data Systems Inc.	2,287,870	58,180
	Shenandoah Telecommunications Co.	1,221,504	50,827
*	8x8 Inc.	2,434,630	44,554

21

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Vonage Holdings Corp.	5,857,035	43,401
*	United States Cellular Corp.	434,510	15,742
	ATN International Inc.	277,226	15,356
*,^	Intelsat SA	1,953,630	13,734
*,^	GTT Communications Inc.	802,638	9,110
*,^	Globalstar Inc.	15,899,897	8,247
			326,396
Utilities (3.3%)
	Atmos Energy Corp.	2,987,680	334,202
	Aqua America Inc.	5,424,275	254,615
	UGI Corp.	5,200,382	234,849
*	PG&E Corp.	13,241,405	143,934
	IDACORP Inc.	1,259,191	134,482
	Portland General Electric Co.	2,279,375	127,166
	Hawaiian Electric Industries Inc.	2,708,120	126,903
	Black Hills Corp.	1,554,981	122,128
	ONE Gas Inc.	1,300,446	121,683
	NRG Energy Inc.	2,989,115	118,817
	New Jersey Resources Corp.	2,348,465	104,671
	ALLETE Inc.	1,283,954	104,219
	PNM Resources Inc.	1,956,709	99,225
	Spire Inc.	1,190,346	99,168
	National Fuel Gas Co.	2,124,508	98,875
	Southwest Gas Holdings Inc.	1,242,140	94,365
	NorthWestern Corp.	1,252,949	89,799
	Avista Corp.	1,696,352	81,578

		American States Water Co.	927,985	80,401
		South Jersey Industries Inc.	2,371,468	78,211
		Ormat Technologies Inc.	1,025,703	76,435
		El Paso Electric Co.	1,028,753	69,842
		MGE Energy Inc.	873,297	68,833
		Pattern Energy Group Inc. Class A	2,485,305	66,494
		California Water Service Group	1,222,638	63,039
		Northwest Natural Holding Co.	771,913	56,913
		TerraForm Power Inc. Class A	2,309,081	35,537
*		Evoqua Water Technologies Corp.	1,801,948	34,147
*		Sunrun Inc.	2,007,344	27,721
*,^		Bloom Energy Corp. Class A	1,545,108	11,542
*,^		Vivint Solar Inc.	562,995	4,087
				3,163,881
Total Common Stocks (Cost $72,730,861)				95,852,416

		Coupon
Temporary Cash Investments (2.6%)[1]
Money Market Fund (2.6%)
[3,4]	Vanguard Market Liquidity Fund	1.816%	25,231,738	2,523,426

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5] United States Treasury Bill	1.817%	1/30/20	33,650	33,613
Total Temporary Cash Investments (Cost $2,556,776)				2,557,039
Total Investments (101.7%) (Cost $75,287,637)				98,409,455
Other Assets and Liabilities—Net (-1.7%)[4,5]				(1,644,778)
Net Assets (100%)				96,764,677

22

Vanguard® Small-Cap Index Fund

Schedule of Investments

December 31, 2019

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,582,087,000.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,651,570,000 was received for securities on loan, of which $1,636,764,000 is held in Vanguard Market Liquidity Fund and $14,806,000 is held in cash.
5	Securities with a value of $33,610,000 and cash of $303,000 have been segregated as initial margin for recently closed futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

23

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (1.6%)
	Royal Gold Inc.	984,784	120,390
	NewMarket Corp.	142,796	69,473
*	Ingevity Corp.	627,925	54,868
	Balchem Corp.	482,990	49,086
*	Element Solutions Inc.	3,205,264	37,437
*	Univar Solutions Inc.	1,265,717	30,681
*	Coeur Mining Inc.	1,625,195	13,132
	GrafTech International Ltd.	1,015,821	11,804
*	PQ Group Holdings Inc.	609,178	10,466
	American Vanguard Corp.	411,225	8,006
	US Silica Holdings Inc.	553,161	3,402
			408,745
Consumer Goods (5.6%)
	Pool Corp.	571,067	121,283
	Gentex Corp.	3,797,809	110,061
*	Post Holdings Inc.	955,418	104,236
*	Middleby Corp.	842,894	92,314
*	Skechers U.S.A. Inc. Class A	2,010,519	86,834
*	Zynga Inc. Class A	12,780,793	78,218
	Carter’s Inc.	662,857	72,477
*	Tempur Sealy International Inc.	730,824	63,626
	Steven Madden Ltd.	1,136,494	48,881
*	Boston Beer Co. Inc. Class A	124,526	47,052
	Columbia Sportswear Co.	456,331	45,720
	J&J Snack Foods Corp.	226,976	41,825
*	Crocs Inc.	978,580	40,993
	WD-40 Co.	205,684	39,931
	LCI Industries	356,938	38,239
*	Fox Factory Holding Corp.	549,464	38,226
*	Dorman Products Inc.	418,350	31,677
*	Welbilt Inc.	1,907,165	29,771
	Lancaster Colony Corp.	144,461	23,128
*,^	Beyond Meat Inc.	300,099	22,687
*	Fitbit Inc. Class A	3,429,830	22,534
*	Gentherm Inc.	490,523	21,774
*,^	iRobot Corp.	424,487	21,492
*,^	YETI Holdings Inc.	579,780	20,165
*	Sleep Number Corp.	405,518	19,968
	Coca-Cola Consolidated Inc.	69,694	19,797
*	Sonos Inc.	976,551	15,254
	Callaway Golf Co.	706,518	14,978
	Interface Inc. Class A	877,168	14,552
*	USANA Health Sciences Inc.	178,687	14,036
*	Cavco Industries Inc.	65,157	12,730
*	BellRing Brands Inc. Class A	591,728	12,598
*	American Woodmark Corp.	114,262	11,942
	Inter Parfums Inc.	131,221	9,541
	Oxford Industries Inc.	120,315	9,074
	Medifast Inc.	82,553	9,046
*,^	National Beverage Corp.	174,050	8,880
*	elf Beauty Inc.	245,586	3,961
*,^	GoPro Inc. Class A	892,611	3,874
*,^	Revlon Inc. Class A	81,507	1,746
	Brunswick Corp.	271	16
			1,445,137
Consumer Services (12.7%)
*	Trade Desk Inc. Class A	598,530	155,486
*	Liberty Media Corp-Liberty Formula One	2,902,488	133,413
*	Bright Horizons Family Solutions Inc.	873,504	131,279
	Cable One Inc.	77,159	114,849
*	Burlington Stores Inc.	497,567	113,460

24

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Caesars Entertainment Corp.	8,175,122	111,182
*	Five Below Inc.	835,782	106,863
*	IAA Inc.	2,004,029	94,310
	Dunkin’ Brands Group Inc.	1,243,796	93,956
*	Planet Fitness Inc. Class A	1,227,987	91,706
	Casey’s General Stores Inc.	552,273	87,806
*	Madison Square Garden Co. Class A	276,020	81,202
*	Etsy Inc.	1,778,891	78,805
	Nexstar Media Group Inc. Class A	657,997	77,150
	Vail Resorts Inc.	302,847	72,632
	Churchill Downs Inc.	508,300	69,739
*	Grand Canyon Education Inc.	724,049	69,357
	Marriott Vacations Worldwide Corp.	536,492	69,079
*	GrubHub Inc.	1,373,018	66,784
*	Chegg Inc.	1,725,472	65,413
	Dolby Laboratories Inc. Class A	912,581	62,786
*	Floor & Decor Holdings Inc. Class A	1,213,748	61,670
*	frontdoor Inc.	1,271,419	60,291
	Choice Hotels International Inc.	543,863	56,252
	Texas Roadhouse Inc. Class A	989,992	55,756
*,^	Eldorado Resorts Inc.	934,038	55,706
	Six Flags Entertainment Corp.	1,205,536	54,382
*	Ollie’s Bargain Outlet Holdings Inc.	811,547	53,002
	Strategic Education Inc.	313,279	49,780
	Morningstar Inc.	321,359	48,625
*,^	RH	224,324	47,893
^	World Wrestling Entertainment Inc. Class A	712,435	46,216
*	Hilton Grand Vacations Inc.	1,283,246	44,131
*	Cargurus Inc.	1,166,943	41,053
*	ServiceMaster Global Holdings Inc.	1,018,158	39,362
*	National Vision Holdings Inc.	1,185,902	38,459
	Wingstop Inc.	442,242	38,134
	Monro Inc.	474,645	37,117
*	Simply Good Foods Co.	1,287,314	36,740
	Boyd Gaming Corp.	1,168,391	34,982
*	Yelp Inc. Class A	1,001,343	34,877
*,^	Carvana Co. Class A	377,355	34,735
	Allegiant Travel Co. Class A	195,621	34,046
	Jack in the Box Inc.	355,170	27,714
*	WW International Inc.	707,521	27,034
*	Shake Shack Inc. Class A	430,696	25,657
*	SeaWorld Entertainment Inc.	768,303	24,363
	Red Rock Resorts Inc. Class A	1,003,177	24,026
	Papa John’s International Inc.	359,647	22,712
*	Scientific Games Corp.	839,987	22,495
*	2U Inc.	905,528	21,724
*	Stamps.com Inc.	243,552	20,341
*,^	Stitch Fix Inc. Class A	785,891	20,166
	Dave & Buster’s Entertainment Inc.	463,008	18,599
*	Liberty Media Corp-Liberty Formula One Class A	359,873	15,755
*	Upwork Inc.	1,177,447	12,563
	EW Scripps Co. Class A	772,235	12,132
*	Quotient Technology Inc.	1,059,670	10,448
*	ANGI Homeservices Inc. Class A	1,159,447	9,820
*	Herc Holdings Inc.	184,630	9,036
*	TrueCar Inc.	1,441,104	6,845
*,^	Revolve Group Inc.	206,470	3,791
*	At Home Group Inc.	205,323	1,129
*	Sprouts Farmers Market Inc.	356	7
*,^	Peloton Interactive Inc. Class A	124	3
	BJ’s Restaurants Inc.	65	2
			3,286,828
Financials (15.1%)
	Equity LifeStyle Properties Inc.	2,596,843	182,792

25

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Apollo Global Management LLC	3,005,692	143,401
	Kilroy Realty Corp.	1,591,586	133,534
	STORE Capital Corp.	3,172,541	118,145
	Lamar Advertising Co. Class A	1,291,283	115,260
	CyrusOne Inc.	1,699,455	111,195
	Douglas Emmett Inc.	2,500,979	109,793
*	GCI Liberty Inc. Class A	1,443,356	102,262
	Americold Realty Trust	2,878,844	100,932
	American Homes 4 Rent Class A	3,829,673	100,376
	American Campus Communities Inc.	2,063,256	97,035
	Healthcare Trust of America Inc. Class A	3,110,732	94,193
	CubeSmart	2,906,032	91,482
	Hudson Pacific Properties Inc.	2,326,657	87,599
*,^	Zillow Group Inc.	1,821,313	83,671
	Western Alliance Bancorp	1,386,585	79,035
*	Howard Hughes Corp.	616,280	78,144
	Rexford Industrial Realty Inc.	1,665,115	76,046
	Spirit Realty Capital Inc.	1,497,184	73,631
	Essent Group Ltd.	1,403,120	72,948
	Pinnacle Financial Partners Inc.	1,091,969	69,886
	Omega Healthcare Investors Inc.	1,640,205	69,463
*	Credit Acceptance Corp.	155,225	68,661
	Healthcare Realty Trust Inc.	2,008,152	67,012
	Ryman Hospitality Properties Inc.	735,659	63,752
	CoreSite Realty Corp.	565,066	63,355
	Erie Indemnity Co. Class A	381,377	63,309
	STAG Industrial Inc.	1,995,988	63,013
	Terreno Realty Corp.	1,005,959	54,463
	Physicians Realty Trust	2,827,907	53,560
	FirstCash Inc.	608,711	49,080
	PS Business Parks Inc.	288,310	47,534
	QTS Realty Trust Inc. Class A	872,468	47,349
	CenterState Bank Corp.	1,880,487	46,974
*	Texas Capital Bancshares Inc.	755,574	42,894
	Paramount Group Inc.	3,075,824	42,815
	Ameris Bancorp	993,631	42,269
	JBG SMITH Properties	956,809	38,167
	Evercore Inc. Class A	498,781	37,289
*	LendingTree Inc.	117,083	35,528
	Colony Capital Inc.	7,314,518	34,744
	Sterling Bancorp	1,516,504	31,968
	Sabra Health Care REIT Inc.	1,458,451	31,123
	Newmark Group Inc. Class A	2,268,188	30,518
	CareTrust REIT Inc.	1,434,998	29,604
	Independent Bank Group Inc.	516,016	28,608
*	Zillow Group Inc. Class A	614,932	28,127
	Bank OZK	919,898	28,061
	Pacific Premier Bancorp Inc.	846,883	27,613
	Towne Bank	982,444	27,332
	Pebblebrook Hotel Trust	980,988	26,300
	ServisFirst Bancshares Inc.	684,027	25,774
*,^	Redfin Corp.	1,177,310	24,888
	Kite Realty Group Trust	1,261,586	24,639
*	Axos Financial Inc.	782,955	23,708
	Cohen & Steers Inc.	354,634	22,257
	Universal Health Realty Income Trust	185,888	21,816
	Simmons First National Corp. Class A	813,207	21,786
	Hamilton Lane Inc. Class A	358,222	21,350
*	Cannae Holdings Inc.	559,905	20,823
	Kennedy-Wilson Holdings Inc.	908,923	20,269
	Virtu Financial Inc. Class A	1,149,339	18,378
	TFS Financial Corp.	841,499	16,561
	American Assets Trust Inc.	360,565	16,550
	Kearny Financial Corp.	1,165,239	16,115

26

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Kinsale Capital Group Inc.	158,013	16,064
	National Bank Holdings Corp. Class A	444,675	15,661
	Houlihan Lokey Inc. Class A	311,619	15,229
	National Storage Affiliates Trust	445,475	14,977
	Retail Opportunity Investments Corp.	828,839	14,637
*	Marcus & Millichap Inc.	351,461	13,092
*	Focus Financial Partners Inc. Class A	422,645	12,455
^	Broadmark Realty Capital Inc.	941,393	12,003
	Uniti Group Inc.	1,378,200	11,315
	Alexander & Baldwin Inc.	515,874	10,813
	RMR Group Inc. Class A	231,458	10,564
	Alexander’s Inc.	30,418	10,049
*	St. Joe Co.	490,521	9,727
	New Senior Investment Group Inc.	1,240,511	9,490
	Front Yard Residential Corp.	677,966	8,366
*	Green Dot Corp. Class A	348,222	8,114
	GAMCO Investors Inc. Class A	78,986	1,539
	MarketAxess Holdings Inc.	94	36
	Sun Communities Inc.	224	34
	Eagle Bancorp Inc.	103	5
	Moelis & Co. Class A	155	5
	WisdomTree Investments Inc.	418	2
			3,930,936
Health Care (21.4%)
	West Pharmaceutical Services Inc.	1,110,888	167,000
*	Insulet Corp.	928,137	158,897
*	Neurocrine Biosciences Inc.	1,382,614	148,617
*	Sarepta Therapeutics Inc.	1,063,192	137,194
	Bio-Techne Corp.	572,180	125,599
*	Catalent Inc.	2,196,855	123,683
*	Bio-Rad Laboratories Inc. Class A	316,942	117,278
*	Ionis Pharmaceuticals Inc.	1,900,648	114,818
*	Masimo Corp.	724,433	114,504
	Chemed Corp.	240,366	105,583
*	PRA Health Sciences Inc.	949,546	105,542
*	Horizon Therapeutics plc	2,812,170	101,801
*	Novocure Ltd.	1,188,642	100,167
	STERIS plc	636,510	97,017
*	Avantor Inc.	5,149,496	93,463
*	Medicines Co.	1,076,870	91,469
*,^	Teladoc Health Inc.	1,086,599	90,970
*	Arrowhead Pharmaceuticals Inc.	1,422,039	90,200
*	Haemonetics Corp.	760,980	87,437
*	Amedisys Inc.	484,279	80,836
*	Exelixis Inc.	4,561,766	80,378
*	HealthEquity Inc.	1,060,306	78,537
*	Penumbra Inc.	471,774	77,498
	Bruker Corp.	1,502,659	76,591
*	ACADIA Pharmaceuticals Inc.	1,736,170	74,273
*	Syneos Health Inc.	1,246,672	74,146
*	Global Blood Therapeutics Inc.	859,094	68,289
*	Globus Medical Inc.	1,155,775	68,052
*	Repligen Corp.	703,379	65,063
*	Integra LifeSciences Holdings Corp.	1,095,897	63,869
*	NuVasive Inc.	781,856	60,469
*,^	Moderna Inc.	3,001,952	58,718
*	LHC Group Inc.	425,825	58,662
*	Wright Medical Group NV	1,905,435	58,078
*	Nektar Therapeutics Class A	2,641,379	57,014
	Hill-Rom Holdings Inc.	501,279	56,910
*	Blueprint Medicines Corp.	701,760	56,218
*	Immunomedics Inc.	2,649,894	56,072
*	Charles River Laboratories International Inc.	366,604	56,002
*	ICU Medical Inc.	294,922	55,186

27

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Guardant Health Inc.	704,854	55,077
*	Nevro Corp.	442,232	51,980
*	Omnicell Inc.	629,604	51,451
*	Neogen Corp.	787,141	51,369
*	Bluebird Bio Inc.	581,527	51,029
*	Tandem Diabetes Care Inc.	842,809	50,240
*	Alkermes plc	2,365,127	48,249
*	FibroGen Inc.	1,113,489	47,758
*	Intercept Pharmaceuticals Inc.	368,605	45,678
*	MyoKardia Inc.	624,716	45,532
*	Agios Pharmaceuticals Inc.	925,464	44,191
*	NeoGenomics Inc.	1,489,065	43,555
*	Quidel Corp.	562,855	42,231
*	PTC Therapeutics Inc.	879,058	42,221
*	HMS Holdings Corp.	1,322,581	39,148
*	Halozyme Therapeutics Inc.	2,200,207	39,010
	Cantel Medical Corp.	541,831	38,416
*,^	Allakos Inc.	401,605	38,297
*	Amicus Therapeutics Inc.	3,825,909	37,264
*	Acceleron Pharma Inc.	677,492	35,921
*	Emergent BioSolutions Inc.	658,844	35,545
*	Natera Inc.	1,047,519	35,291
	Ensign Group Inc.	761,144	34,533
*	Arena Pharmaceuticals Inc.	752,329	34,171
*	Medpace Holdings Inc.	405,703	34,103
*	Glaukos Corp.	617,938	33,659
*	Momenta Pharmaceuticals Inc.	1,703,920	33,618
*	Ultragenyx Pharmaceutical Inc.	780,719	33,345
*	Insmed Inc.	1,341,429	32,033
*	Heron Therapeutics Inc.	1,280,480	30,091
*	Ironwood Pharmaceuticals Inc. Class A	2,236,849	29,772
*	iRhythm Technologies Inc.	396,482	26,996
*	Pacira BioSciences Inc.	595,377	26,971
*	Epizyme Inc.	1,093,892	26,910
*	Portola Pharmaceuticals Inc.	1,107,352	26,444
*	Xencor Inc.	766,498	26,360
*	Ligand Pharmaceuticals Inc.	250,531	26,128
*	Merit Medical Systems Inc.	787,618	24,589
	CONMED Corp.	213,029	23,823
*	BioTelemetry Inc.	484,972	22,454
*	Aimmune Therapeutics Inc.	665,334	22,269
*	Editas Medicine Inc.	731,771	21,668
*	REGENXBIO Inc.	498,284	20,415
*	Audentes Therapeutics Inc.	326,409	19,532
*	Inogen Inc.	280,779	19,186
*	Corcept Therapeutics Inc.	1,543,126	18,672
*	Supernus Pharmaceuticals Inc.	748,749	17,760
*,^	Allogene Therapeutics Inc.	640,625	16,643
*	Theravance Biopharma Inc.	634,097	16,417
*	Deciphera Pharmaceuticals Inc.	248,980	15,497
	Luminex Corp.	609,046	14,106
*	Tricida Inc.	371,345	14,015
*	Radius Health Inc.	692,894	13,969
	Healthcare Services Group Inc.	556,739	13,540
*	Tivity Health Inc.	644,537	13,113
*	Shockwave Medical Inc.	297,659	13,073
*	Innoviva Inc.	909,222	12,875
*	Orthofix Medical Inc.	271,988	12,560
*	Pennant Group Inc.	376,380	12,447
*	Achillion Pharmaceuticals Inc.	1,997,409	12,044
*	CorVel Corp.	137,368	12,001
*,^	Esperion Therapeutics Inc.	196,216	11,700
*	STAAR Surgical Co.	331,699	11,666
*	HealthStream Inc.	387,272	10,534

28

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Gossamer Bio Inc.	644,558	10,074
*,^	OPKO Health Inc.	5,948,474	8,744
*	Varex Imaging Corp.	288,316	8,595
*	Alector Inc.	465,707	8,024
*,^	Intellia Therapeutics Inc.	544,685	7,991
*	Natus Medical Inc.	241,993	7,983
*,^	SmileDirectClub Inc.	849,068	7,421
*	Sangamo Therapeutics Inc.	884,867	7,406
*	Bridgebio Pharma Inc.	185,543	6,503
*,^	ZIOPHARM Oncology Inc.	1,358,932	6,414
*	Atara Biotherapeutics Inc.	369,294	6,082
*	Spectrum Pharmaceuticals Inc.	1,607,676	5,852
*,^	Intrexon Corp.	989,559	5,423
*,^	Rubius Therapeutics Inc.	471,114	4,476
*,^	Adaptive Biotechnologies Corp.	142,287	4,257
*,^	TherapeuticsMD Inc.	1,738,081	4,206
*,^	Clovis Oncology Inc.	388,055	4,046
*,^	Akcea Therapeutics Inc.	211,591	3,584
*	Progyny Inc.	92,680	2,544
*	Puma Biotechnology Inc.	248,842	2,177
*	Option Care Health Inc.	523,619	1,953
*	Stoke Therapeutics Inc.	62,404	1,767
*,^	Lexicon Pharmaceuticals Inc.	324,430	1,346
*,^	Vir Biotechnology Inc.	11,837	149
*	10X Genomics Inc. Class A	32	2
*	AMAG Pharmaceuticals Inc.	84	1
*	Envista Holdings Corp.	26	1
*	Acorda Therapeutics Inc.	125	—
			5,540,276
Industrials (19.7%)
*	Zebra Technologies Corp.	809,543	206,790
*	Teledyne Technologies Inc.	547,564	189,753
*	Fair Isaac Corp.	413,047	154,760
*	WEX Inc.	649,897	136,127
	Lennox International Inc.	549,554	134,075
	Universal Display Corp.	636,575	131,179
	Graco Inc.	2,503,971	130,206
	Toro Co.	1,600,454	127,508
	Nordson Corp.	776,795	126,493
*	Euronet Worldwide Inc.	770,552	121,408
	Genpact Ltd.	2,851,791	120,260
	Woodward Inc.	883,770	104,674
*	Berry Global Group Inc.	1,986,337	94,331
	Hexcel Corp.	1,266,992	92,883
	BWX Technologies Inc.	1,430,171	88,785
	Watsco Inc.	490,131	88,297
	Jack Henry & Associates Inc.	577,508	84,126
	National Instruments Corp.	1,869,546	79,157
*	Trex Co. Inc.	875,792	78,716
	Air Lease Corp. Class A	1,607,580	76,392
*	Gardner Denver Holdings Inc.	1,996,905	73,246
	MAXIMUS Inc.	960,504	71,452
	Cognex Corp.	1,218,782	68,301
	Landstar System Inc.	592,369	67,453
	Littelfuse Inc.	347,455	66,468
*	Axon Enterprise Inc.	890,920	65,287
*	Clean Harbors Inc.	754,041	64,659
*	Paylocity Holding Corp.	522,123	63,083
*	Coherent Inc.	362,607	60,320
*	Mercury Systems Inc.	833,812	57,625
	Eagle Materials Inc.	625,081	56,670
*	RBC Bearings Inc.	356,865	56,506
*	SiteOne Landscape Supply Inc.	621,223	56,314
	Exponent Inc.	778,062	53,694

29

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	John Bean Technologies Corp.	475,394	53,558
*	ASGN Inc.	753,013	53,441
*	TopBuild Corp.	509,659	52,536
	FLIR Systems Inc.	1,007,199	52,445
	Insperity Inc.	570,446	49,081
	AO Smith Corp.	1,028,818	49,013
*	Aerojet Rocketdyne Holdings Inc.	1,063,435	48,556
	Simpson Manufacturing Co. Inc.	598,927	48,052
*	Itron Inc.	564,445	47,385
	Tradeweb Markets Inc. Class A	989,113	45,845
*	Novanta Inc.	500,314	44,248
*	AMN Healthcare Services Inc.	701,521	43,712
*	II-VI Inc.	1,295,971	43,635
*	Summit Materials Inc. Class A	1,685,789	40,290
*	Allegheny Technologies Inc.	1,893,200	39,114
*	Proto Labs Inc.	381,719	38,764
*	Kirby Corp.	427,478	38,272
*	Saia Inc.	389,366	36,258
*	TriNet Group Inc.	629,050	35,611
*	Advanced Disposal Services Inc.	1,071,193	35,210
	Albany International Corp. Class A	460,961	34,996
*	Rogers Corp.	278,860	34,782
	Armstrong World Industries Inc.	364,008	34,206
	Franklin Electric Co. Inc.	591,824	33,923
*	ExlService Holdings Inc.	486,373	33,783
*	Cimpress NV	251,335	31,610
	AAON Inc.	625,716	30,917
	Cubic Corp.	469,652	29,856
	Forward Air Corp.	422,924	29,584
*	Ambarella Inc.	470,255	28,479
	Badger Meter Inc.	437,198	28,387
	Mueller Water Products Inc. Class A	2,366,957	28,356
*	Masonite International Corp.	373,629	26,980
*,^	Verra Mobility Corp. Class A	1,911,250	26,738
	Covanta Holding Corp.	1,776,232	26,359
	Advanced Drainage Systems Inc.	666,422	25,884
*	Installed Building Products Inc.	315,481	21,727
*	Dycom Industries Inc.	449,730	21,205
	EnPro Industries Inc.	310,601	20,773
*	Inovalon Holdings Inc. Class A	1,085,198	20,423
	Tennant Co.	260,588	20,305
	Helios Technologies Inc.	433,058	20,020
*	AeroVironment Inc.	324,139	20,012
*	Air Transport Services Group Inc.	846,858	19,867
*	Continental Building Products Inc.	520,812	18,973
*	Livent Corp.	2,191,873	18,741
	Raven Industries Inc.	537,171	18,511
*	Fabrinet	277,851	18,016
	Lindsay Corp.	161,964	15,547
*	Evo Payments Inc. Class A	556,813	14,705
	Heartland Express Inc.	677,552	14,262
*	Kratos Defense & Security Solutions Inc.	755,867	13,613
*	Thermon Group Holdings Inc.	492,073	13,188
*	FARO Technologies Inc.	259,873	13,085
	Comfort Systems USA Inc.	261,741	13,048
*	SEACOR Holdings Inc.	290,396	12,531
	Apogee Enterprises Inc.	378,535	12,302
*	Parsons Corp.	296,432	12,237
*	JELD-WEN Holding Inc.	488,481	11,435
*	Veeco Instruments Inc.	727,838	10,688
	Methode Electronics Inc.	262,568	10,332
*	Evolent Health Inc. Class A	1,122,735	10,161
*	MACOM Technology Solutions Holdings Inc.	345,183	9,182
	AZZ Inc.	194,088	8,918

30

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Quanex Building Products Corp.	504,194	8,612
*,^	GreenSky Inc. Class A	844,706	7,518
*	Vicor Corp.	139,127	6,500
*,^	Virgin Galactic Holdings Inc.	442,077	5,106
	Gorman-Rupp Co.	129,582	4,859
*	Astronics Corp.	173,697	4,855
*	Mistras Group Inc.	262,623	3,748
*	Bill.Com Holdings Inc.	12,098	460
*	HD Supply Holdings Inc.	542	22
	Knight-Swift Transportation Holdings Inc.	378	14
	REV Group Inc.	78	1
			5,102,366
Oil & Gas (3.3%)
*	WPX Energy Inc.	6,257,970	85,985
	Cimarex Energy Co.	1,528,756	80,244
	Parsley Energy Inc. Class A	4,011,815	75,864
	Helmerich & Payne Inc.	1,546,676	70,266
*	Transocean Ltd.	8,727,936	60,048
	Cabot Oil & Gas Corp.	3,061,510	53,301
*	Apergy Corp.	1,162,859	39,281
*	Chart Industries Inc.	537,565	36,280
*,^	Enphase Energy Inc.	1,286,001	33,603
^	Antero Midstream Corp.	4,157,921	31,559
*	First Solar Inc.	554,159	31,011
*	Matador Resources Co.	1,664,332	29,908
	Patterson-UTI Energy Inc.	2,775,276	29,140
*	Callon Petroleum Co.	5,850,992	28,260
	Core Laboratories NV	666,133	25,093
	Cactus Inc. Class A	707,020	24,265
*	PDC Energy Inc.	925,458	24,219
*	SRC Energy Inc.	3,649,293	15,035
*	Oasis Petroleum Inc.	4,583,648	14,943
*	Centennial Resource Development Inc. Class A	3,104,851	14,344
*	Oceaneering International Inc.	742,452	11,070
*,^	Tellurian Inc.	1,441,975	10,498
	Liberty Oilfield Services Inc. Class A	854,146	9,498
*,^	Jagged Peak Energy Inc.	962,467	8,171
	NexTier Oilfield Solutions Inc.	1,182,995	7,926
*	Newpark Resources Inc.	1,260,690	7,905
*	ProPetro Holding Corp.	650,863	7,322
*,^	Extraction Oil & Gas Inc.	620,794	1,316
*	Exterran Corp.	109,820	860
*	FTS International Inc.	28,361	30
*	Forum Energy Technologies Inc.	108	—
			867,245
Other (0.0%)[2]
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	1,054,451	928
*,§	NewStar Financial Inc. CVR	323,987	78
*,§	Media General Inc. CVR	1,362,047	53
*,§	Clinical Data CVR	132,154	—
			1,059
Technology (19.3%)
*	Tyler Technologies Inc.	585,295	175,600
*	EPAM Systems Inc.	784,175	166,371
*	DocuSign Inc. Class A	2,113,822	156,655
*	Coupa Software Inc.	943,430	137,977
*	Guidewire Software Inc.	1,239,663	136,078
*	Zendesk Inc.	1,684,070	129,050
*	Aspen Technology Inc.	1,024,014	123,834
*	PTC Inc.	1,560,553	116,870
	Monolithic Power Systems Inc.	619,647	110,310
*	Ceridian HCM Holding Inc.	1,512,039	102,637
	Entegris Inc.	2,025,279	101,446

31

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	CDK Global Inc.	1,822,601	99,660
*	Ciena Corp.	2,322,449	99,145
*	Proofpoint Inc.	847,551	97,282
*	HubSpot Inc.	610,731	96,801
*	RingCentral Inc. Class A	561,895	94,775
*,^	MongoDB Inc.	707,053	93,055
	MKS Instruments Inc.	818,490	90,042
*	Lumentum Holdings Inc.	1,101,025	87,311
	Teradyne Inc.	1,257,576	85,754
*	Nutanix Inc.	2,608,000	81,526
*	Anaplan Inc.	1,484,272	77,776
*	Manhattan Associates Inc.	959,271	76,502
*	Silicon Laboratories Inc.	651,387	75,548
*	Cree Inc.	1,617,277	74,637
*	Alteryx Inc. Class A	700,142	70,063
*	Smartsheet Inc. Class A	1,487,530	66,820
	j2 Global Inc.	695,006	65,129
*	RealPage Inc.	1,210,450	65,062
*	ViaSat Inc.	875,103	64,053
	Cabot Microelectronics Corp.	437,061	63,077
	LogMeIn Inc.	732,898	62,839
*	ACI Worldwide Inc.	1,648,765	62,463
*	Pure Storage Inc. Class A	3,461,900	59,233
	Blackbaud Inc.	738,448	58,780
*	Five9 Inc.	871,114	57,128
*	Semtech Corp.	999,210	52,858
*	Q2 Holdings Inc.	650,652	52,755
*	New Relic Inc.	794,346	52,197
*	Envestnet Inc.	748,437	52,114
*	FireEye Inc.	3,091,540	51,103
*	Inphi Corp.	685,777	50,761
*	Cornerstone OnDemand Inc.	865,972	50,703
	Pegasystems Inc.	595,483	47,430
*,^	Zscaler Inc.	960,333	44,656
	Brooks Automation Inc.	1,031,374	43,276
	Cogent Communications Holdings Inc.	632,621	41,633
	Power Integrations Inc.	419,903	41,533
*	Qualys Inc.	494,690	41,242
*	Advanced Energy Industries Inc.	575,676	40,988
*	Everbridge Inc.	507,312	39,611
*	Lattice Semiconductor Corp.	2,005,315	38,382
*	Acacia Communications Inc.	557,607	37,811
*	Rapid7 Inc.	667,267	37,380
*	Bottomline Technologies DE Inc.	660,119	35,382
*	Box Inc.	2,107,976	35,372
*	Diodes Inc.	613,343	34,574
*	Blackline Inc.	668,302	34,458
*	PROS Holdings Inc.	568,533	34,067
*	Varonis Systems Inc.	434,814	33,789
*	LivePerson Inc.	894,469	33,095
*,^	Cloudera Inc.	2,729,580	31,745
*	SailPoint Technologies Holding Inc.	1,272,439	30,030
*	FormFactor Inc.	1,137,305	29,536
*	CommVault Systems Inc.	615,210	27,463
*	Appfolio Inc.	246,219	27,072
	InterDigital Inc.	467,501	25,474
*	Alarm.com Holdings Inc.	547,002	23,505
*	Infinera Corp.	2,714,582	21,554
	NIC Inc.	955,038	21,345
*	MaxLinear Inc.	966,925	20,518
*	Altair Engineering Inc. Class A	545,890	19,603
*	Elastic NV	298,049	19,165
^	Ubiquiti Inc.	97,709	18,465
*	Yext Inc.	1,272,005	18,342

32

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	MicroStrategy Inc. Class A	123,570	17,625
*	Eventbrite Inc. Class A	861,990	17,386
*,^	3D Systems Corp.	1,679,887	14,699
	Switch Inc.	977,112	14,481
*	Tenable Holdings Inc.	589,642	14,128
*	Dynatrace Inc.	526,321	13,316
*	Cision Ltd.	1,333,615	13,296
*	SolarWinds Corp.	699,320	12,972
^	Ebix Inc.	341,475	11,409
*,^	Pagerduty Inc.	458,044	10,714
*	Cloudflare Inc. Class A	586,892	10,012
*	Virtusa Corp.	201,705	9,143
*,^	Livongo Health Inc.	358,595	8,986
*	Benefitfocus Inc.	399,676	8,769
*	CEVA Inc.	312,253	8,418
*	nLight Inc.	403,217	8,177
*	Fastly Inc. Class A	354,614	7,117
	Plantronics Inc.	254,895	6,969
*	Forrester Research Inc.	152,227	6,348
*	Loral Space & Communications Inc.	195,488	6,318
*	WideOpenWest Inc.	773,835	5,742
*,^	Gogo Inc.	874,286	5,595
*	Endurance International Group Holdings Inc.	1,099,815	5,169
*	Sciplay Corp. Class A	334,942	4,116
*	MobileIron Inc.	712,221	3,461
*	SecureWorks Corp. Class A	108,192	1,803
*	Casa Systems Inc.	95,496	391
*	Castlight Health Inc. Class B	118,842	158
*	Shutterstock Inc.	62	3
*	Ping Identity Holding Corp.	37	1
			5,018,998
Telecommunications (0.2%)
	Shenandoah Telecommunications Co.	710,799	29,576
	ATN International Inc.	154,436	8,554
*	Intelsat SA	1,181,388	8,305
*,^	GTT Communications Inc.	473,176	5,371
*,^	Globalstar Inc.	8,854,730	4,593
			56,399
Utilities (0.9%)
	NRG Energy Inc.	1,794,022	71,312
	Ormat Technologies Inc.	612,491	45,643
	Pattern Energy Group Inc. Class A	1,474,930	39,462
*	Evoqua Water Technologies Corp.	1,116,339	21,154
	TerraForm Power Inc. Class A	1,366,872	21,036
*	Sunrun Inc.	1,241,114	17,140
*,^	Bloom Energy Corp. Class A	908,018	6,783
*,^	Vivint Solar Inc.	328,066	2,382
			224,912
Total Common Stocks (Cost $19,287,201)			25,882,901

Coupon
Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.1%)
[3,4] Vanguard Market Liquidity Fund	1.816%	5,490,515	549,107

		Face
	Maturity	Amount
	Date	($000)
U.S. Government and Agency Obligations (0.0%)

[5]	United States Treasury Bill	1.541%	4/30/20	2,500	2,487

33

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

December 31, 2019

Market
Value
($000)
Total Temporary Cash Investments (Cost $551,543)	551,594
Total Investments (101.9%) (Cost $19,838,744)	26,434,495
Other Assets and Liabilities—Net (-1.9%)[4,5]	(494,417)
Net Assets (100%)	25,940,078

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $459,303,000.

§	Security value determined using significant unobservable inputs.

1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 1.8%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Collateral of $477,535,000 was received for securities on loan, of which $475,505,000 is held in Vanguard Market Liquidity Fund and $2,030,000 is held in cash.

5	Securities with a value of $493,000 and cash of $2,745,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

34

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (5.2%)
	RPM International Inc.	2,003,020	153,752
	Steel Dynamics Inc.	3,171,463	107,957
	Huntsman Corp.	3,181,148	76,856
	WR Grace & Co.	1,027,863	71,796
	Ashland Global Holdings Inc.	927,066	70,948
	Scotts Miracle-Gro Co.	601,842	63,904
*	Alcoa Corp.	2,858,776	61,492
	Reliance Steel & Aluminum Co.	487,530	58,387
*	Axalta Coating Systems Ltd.	1,625,918	49,428
	Chemours Co.	2,518,602	45,561
	PolyOne Corp.	1,185,253	43,605
	Sensient Technologies Corp.	651,968	43,089
	Olin Corp.	2,460,309	42,440
	Commercial Metals Co.	1,827,618	40,701
	HB Fuller Co.	785,730	40,520
	Innospec Inc.	377,424	39,041
	Cabot Corp.	790,353	37,558
	Carpenter Technology Corp.	740,767	36,875
^	Cleveland-Cliffs Inc.	4,159,966	34,944
	Domtar Corp.	882,674	33,753
	Quaker Chemical Corp.	204,544	33,652
	Stepan Co.	312,210	31,983
	Compass Minerals International Inc.	521,950	31,818
*	Univar Solutions Inc.	1,299,090	31,490
	Minerals Technologies Inc.	537,236	30,961
^	United States Steel Corp.	2,619,503	29,888
	Kaiser Aluminum Corp.	244,575	27,121
	Hecla Mining Co.	7,640,611	25,902
	Worthington Industries Inc.	559,962	23,619
*	GCP Applied Technologies Inc.	894,294	20,309
	Schweitzer-Mauduit International Inc.	476,100	19,991
*	Ferro Corp.	1,262,484	18,723
	Materion Corp.	312,955	18,605
	Warrior Met Coal Inc.	786,663	16,622
	Arch Coal Inc. Class A	220,200	15,797
*	AK Steel Holding Corp.	4,631,846	15,239
	Tronox Holdings plc Class A	1,312,245	14,986
*	Coeur Mining Inc.	1,667,551	13,474
*	Kraton Corp.	510,222	12,919
	PH Glatfelter Co.	680,057	12,445
*	Koppers Holdings Inc.	302,323	11,555
	Tredegar Corp.	458,816	10,254
	Innophos Holdings Inc.	300,872	9,622
	Peabody Energy Corp.	1,044,715	9,528
	Schnitzer Steel Industries Inc.	389,355	8,441
	Haynes International Inc.	192,928	6,903
*	Century Aluminum Co.	765,272	5,751
	FutureFuel Corp.	419,744	5,201
	Kronos Worldwide Inc.	357,526	4,791
	SunCoke Energy Inc.	670,235	4,176
*	CONSOL Energy Inc.	161,038	2,337
*	Resolute Forest Products Inc.	451,637	1,897
*	Contura Energy Inc.	144,539	1,308
			1,679,915
Consumer Goods (8.2%)
*	US Foods Holding Corp.	3,390,265	142,018
	Leggett & Platt Inc.	2,036,233	103,502
	Ingredion Inc.	1,034,235	96,132
	Polaris Inc.	895,171	91,039
	Harley-Davidson Inc.	2,376,429	88,379
*	Capri Holdings Ltd.	2,218,803	84,647

35

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Hanesbrands Inc.	5,570,889	82,728
	Toll Brothers Inc.	1,946,847	76,920
	Brunswick Corp.	1,256,386	75,358
*	Deckers Outdoor Corp.	430,892	72,760
*,^	Mattel Inc.	5,340,621	72,365
*	Darling Ingredients Inc.	2,521,821	70,813
*	Herbalife Nutrition Ltd.	1,474,758	70,302
*	Helen of Troy Ltd.	387,606	69,688
	Valvoline Inc.	2,901,523	62,122
	Flowers Foods Inc.	2,768,702	60,192
	Thor Industries Inc.	807,757	60,008
	Goodyear Tire & Rubber Co.	3,588,896	55,825
	Sanderson Farms Inc.	307,105	54,118
^	Energizer Holdings Inc.	959,139	48,168
	KB Home	1,361,907	46,673
	Spectrum Brands Holdings Inc.	714,513	45,936
*	TreeHouse Foods Inc.	866,142	42,008
	Dana Inc.	2,217,336	40,356
	Wolverine World Wide Inc.	1,183,648	39,936
	Herman Miller Inc.	909,965	37,900
*	Visteon Corp.	430,770	37,300
	Kontoor Brands Inc.	877,253	36,836
*	Taylor Morrison Home Corp. Class A	1,629,191	35,614
	Nu Skin Enterprises Inc. Class A	855,763	35,069
*	Meritage Homes Corp.	560,663	34,262
*	TRI Pointe Group Inc.	2,145,676	33,430
*	Hain Celestial Group Inc.	1,205,596	31,291
*	Meritor Inc.	1,143,517	29,949
	MDC Holdings Inc.	771,600	29,444
	Steelcase Inc. Class A	1,300,164	26,601
*	Edgewell Personal Care Co.	835,452	25,866
*	Hostess Brands Inc. Class A	1,770,864	25,748
*	Pilgrim’s Pride Corp.	769,038	25,159
	HNI Corp.	659,996	24,723
	Vector Group Ltd.	1,820,072	24,371
	Lancaster Colony Corp.	148,234	23,732
*,^	Beyond Meat Inc.	307,908	23,278
	La-Z-Boy Inc.	714,642	22,497
	Cooper Tire & Rubber Co.	771,903	22,192
*	G-III Apparel Group Ltd.	662,217	22,184
	Universal Corp.	363,062	20,716
	Knoll Inc.	767,489	19,387
	Cal-Maine Foods Inc.	437,870	18,719
*	American Axle & Manufacturing Holdings Inc.	1,733,680	18,654
*	Central Garden & Pet Co. Class A	624,425	18,333
^	B&G Foods Inc.	986,810	17,693
*	Delphi Technologies plc	1,326,088	17,014
	Acushnet Holdings Corp.	521,119	16,936
	Fresh Del Monte Produce Inc.	481,686	16,849
	Seaboard Corp.	3,573	15,187
	ACCO Brands Corp.	1,420,874	13,299
	Sturm Ruger & Co. Inc.	254,594	11,974
	Andersons Inc.	450,564	11,390
	Tenneco Inc. Class A	793,346	10,393
	Inter Parfums Inc.	132,109	9,606
	Oxford Industries Inc.	124,669	9,403
^	Tootsie Roll Industries Inc.	240,970	8,227
*	Cooper-Standard Holdings Inc.	243,822	8,085
	Phibro Animal Health Corp. Class A	311,041	7,723
	National Presto Industries Inc.	79,858	7,059
	Ethan Allen Interiors Inc.	369,181	7,037
	Movado Group Inc.	240,677	5,232
*	Central Garden & Pet Co.	152,369	4,734
*	elf Beauty Inc.	250,764	4,045

36

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*,^	GoPro Inc. Class A	925,745	4,018
*	American Outdoor Brands Corp.	401,362	3,725
*	Vista Outdoor Inc.	444,888	3,328
	Tupperware Brands Corp.	376,815	3,233
*	Modine Manufacturing Co.	401,388	3,091
*	Fossil Group Inc.	350,922	2,765
*	Garrett Motion Inc.	61,043	610
*	BellRing Brands Inc. Class A	96	2
			2,677,906
Consumer Services (10.4%)
	Service Corp. International	2,682,565	123,478
	Sabre Corp.	4,218,058	94,653
*	Performance Food Group Co.	1,804,833	92,913
	Wyndham Hotels & Resorts Inc.	1,465,714	92,061
	Williams-Sonoma Inc.	1,195,626	87,807
*	JetBlue Airways Corp.	4,446,712	83,242
	Macy’s Inc.	4,759,129	80,905
	Gap Inc.	4,312,405	76,243
	H&R Block Inc.	3,091,417	72,586
	Wyndham Destinations Inc.	1,396,889	72,205
	New York Times Co. Class A	2,163,153	69,589
^	Nordstrom Inc.	1,673,644	68,502
	L Brands Inc.	3,618,157	65,561
	Foot Locker Inc.	1,648,918	64,291
	Wendy’s Co.	2,834,537	62,955
*	AutoNation Inc.	1,237,021	60,156
	Aaron’s Inc.	1,034,475	59,079
^	Cracker Barrel Old Country Store Inc.	369,286	56,774
	TEGNA Inc.	3,340,893	55,760
	Cinemark Holdings Inc.	1,623,761	54,964
*	Murphy USA Inc.	450,210	52,675
	AMERCO	135,878	51,066
	TripAdvisor Inc.	1,657,796	50,364
*	Qurate Retail Group Inc. QVC Group Class A	5,955,513	50,205
	Lithia Motors Inc. Class A	331,043	48,663
*	BJ’s Wholesale Club Holdings Inc.	2,114,754	48,090
	SkyWest Inc.	738,200	47,710
*	LiveRamp Holdings Inc.	990,648	47,620
	Dick’s Sporting Goods Inc.	930,867	46,069
*	Penn National Gaming Inc.	1,696,634	43,366
	KAR Auction Services Inc.	1,983,621	43,223
*	Spirit Airlines Inc.	1,054,607	42,511
	Extended Stay America Inc.	2,815,963	41,845
	Graham Holdings Co. Class B	63,677	40,689
*	ServiceMaster Global Holdings Inc.	1,044,520	40,381
	John Wiley & Sons Inc. Class A	729,278	35,385
*	Sprouts Farmers Market Inc.	1,821,594	35,248
	Hillenbrand Inc.	1,055,449	35,157
	American Eagle Outfitters Inc.	2,343,390	34,448
*	Asbury Automotive Group Inc.	297,480	33,255
	Sinclair Broadcast Group Inc. Class A	981,855	32,735
*	Sally Beauty Holdings Inc.	1,792,364	32,711
^	Bed Bath & Beyond Inc.	1,852,654	32,051
*	Laureate Education Inc. Class A	1,772,094	31,207
	Bloomin’ Brands Inc.	1,338,277	29,536
*	Adtalem Global Education Inc.	832,071	29,098
*	Avis Budget Group Inc.	853,071	27,503
	Group 1 Automotive Inc.	272,677	27,268
*	AMC Networks Inc. Class A	645,000	25,478
*	Urban Outfitters Inc.	906,045	25,161
	Penske Automotive Group Inc.	500,003	25,110
	PriceSmart Inc.	353,128	25,079
	Brinker International Inc.	575,736	24,181
*	Hertz Global Holdings Inc.	1,532,186	24,132

37

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
^	Cheesecake Factory Inc.	618,886	24,050
	Office Depot Inc.	8,397,829	23,010
	Rent-A-Center Inc.	756,648	21,822
	Hawaiian Holdings Inc.	717,929	21,028
	Dine Brands Global Inc.	245,784	20,528
	Core-Mark Holding Co. Inc.	702,506	19,101
	Meredith Corp.	585,821	19,022
*	Groupon Inc. Class A	7,399,316	17,684
	Matthews International Corp. Class A	459,006	17,520
	Signet Jewelers Ltd.	803,149	17,460
	Big Lots Inc.	600,208	17,238
*,^	Peloton Interactive Inc. Class A	605,982	17,210
*	Lions Gate Entertainment Corp. Class B	1,713,181	17,012
	Abercrombie & Fitch Co.	969,008	16,754
*	Grocery Outlet Holding Corp.	487,299	15,813
*	Clear Channel Outdoor Holdings Inc.	5,341,855	15,278
	Designer Brands Inc. Class A	950,869	14,967
	Caleres Inc.	596,643	14,170
^	Children’s Place Inc.	225,998	14,129
	Guess? Inc.	607,145	13,588
	Scholastic Corp.	331,333	12,740
*	Cars.com Inc.	1,025,526	12,532
^	Rite Aid Corp.	808,239	12,503
^	Buckle Inc.	454,202	12,282
*	K12 Inc.	595,771	12,124
*	MSG Networks Inc.	681,590	11,860
	Gannett Co. Inc.	1,809,421	11,544
	BJ’s Restaurants Inc.	295,393	11,213
*	Zumiez Inc.	315,340	10,892
^	Dillard’s Inc. Class A	145,552	10,695
*	Genesco Inc.	219,760	10,531
	Sonic Automotive Inc. Class A	333,941	10,352
	Weis Markets Inc.	252,001	10,204
*	Houghton Mifflin Harcourt Co.	1,615,967	10,100
*	Michaels Cos. Inc.	1,196,471	9,679
*,^	Lions Gate Entertainment Corp. Class A	903,293	9,629
*	Herc Holdings Inc.	188,193	9,210
	National CineMedia Inc.	1,176,288	8,575
	Entercom Communications Corp. Class A	1,755,855	8,147
*	BrightView Holdings Inc.	478,673	8,075
*	Liberty TripAdvisor Holdings Inc. Class A	1,095,813	8,054
^	GameStop Corp. Class A	1,314,767	7,994
*	United Natural Foods Inc.	814,759	7,137
	Chico’s FAS Inc.	1,728,169	6,584
*	Regis Corp.	360,765	6,447
^	AMC Entertainment Holdings Inc. Class A	803,646	5,818
*,^	RealReal Inc.	263,554	4,968
	Emerald Expositions Events Inc.	388,867	4,103
*	El Pollo Loco Holdings Inc.	269,379	4,078
*	Diplomat Pharmacy Inc.	877,712	3,511
*	American Public Education Inc.	112,533	3,082
*	Lands’ End Inc.	174,876	2,938
*,^	Party City Holdco Inc.	685,712	1,605
*	At Home Group Inc.	211,249	1,162
*	Biglari Holdings Inc.	1,267	760
*	frontdoor Inc.	1,534	73
*	IAA Inc.	372	18
	Papa John’s International Inc.	64	4
*	Fiesta Restaurant Group Inc.	42	—
			3,391,551
Financials (34.6%)
	Medical Properties Trust Inc.	8,000,709	168,895
	VICI Properties Inc.	6,119,429	156,351
	Liberty Property Trust	2,437,917	146,397

38

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Brown & Brown Inc.	3,695,911	145,915
	National Retail Properties Inc.	2,651,662	142,182
	Gaming and Leisure Properties Inc.	3,148,423	135,540
	RenaissanceRe Holdings Ltd.	681,680	133,623
	American Financial Group Inc.	1,113,676	122,115
	Apartment Investment & Management Co.	2,300,963	118,845
	Assurant Inc.	891,281	116,829
	LPL Financial Holdings Inc.	1,244,991	114,850
	TCF Financial Corp.	2,377,362	111,261
	East West Bancorp Inc.	2,263,249	110,220
	Signature Bank	792,227	108,226
	Commerce Bancshares Inc.	1,565,901	106,387
	New Residential Investment Corp.	6,401,079	103,121
	Starwood Property Trust Inc.	4,136,468	102,833
	Prosperity Bancshares Inc.	1,390,525	99,965
	Old Republic International Corp.	4,455,666	99,673
	Brixmor Property Group Inc.	4,611,286	99,650
	First American Financial Corp.	1,643,363	95,841
	Park Hotels & Resorts Inc.	3,686,932	95,381
	Cousins Properties Inc.	2,260,678	93,140
	Popular Inc.	1,498,413	88,032
	EPR Properties	1,216,251	85,916
	Cullen/Frost Bankers Inc.	876,861	85,739
	Synovus Financial Corp.	2,167,653	84,972
	Unum Group	2,859,114	83,372
	Hanover Insurance Group Inc.	608,803	83,205
	Primerica Inc.	637,029	83,171
	New York Community Bancorp Inc.	6,837,604	82,188
	First Industrial Realty Trust Inc.	1,954,963	81,151
	First Horizon National Corp.	4,822,340	79,858
	Jefferies Financial Group Inc.	3,696,040	78,984
	EastGroup Properties Inc.	591,461	78,469
	Radian Group Inc.	3,111,114	78,276
	Highwoods Properties Inc.	1,597,807	78,149
	Life Storage Inc.	718,547	77,804
	Eaton Vance Corp.	1,655,600	77,300
	MGIC Investment Corp.	5,401,320	76,537
	Webster Financial Corp.	1,417,537	75,640
	Kemper Corp.	975,316	75,587
	Blackstone Mortgage Trust Inc. Class A	1,964,524	73,120
	Axis Capital Holdings Ltd.	1,228,171	73,003
	Omega Healthcare Investors Inc.	1,684,522	71,340
	First Financial Bankshares Inc.	1,987,513	69,762
	PacWest Bancorp	1,820,503	69,671
	Jones Lang LaSalle Inc.	396,943	69,104
	Assured Guaranty Ltd.	1,395,677	68,416
	Valley National Bancorp	5,911,168	67,683
	CIT Group Inc.	1,458,936	66,571
	Lazard Ltd. Class A	1,650,030	65,935
	Glacier Bancorp Inc.	1,419,532	65,284
	Rayonier Inc.	1,991,737	65,249
*	Brighthouse Financial Inc.	1,663,043	65,241
	FNB Corp.	5,004,582	63,558
	Wintrust Financial Corp.	879,078	62,327
	Service Properties Trust	2,534,383	61,662
	Two Harbors Investment Corp.	4,206,360	61,497
	Affiliated Managers Group Inc.	721,064	61,103
	Stifel Financial Corp.	1,000,777	60,697
	United Bankshares Inc.	1,563,815	60,457
	IBERIABANK Corp.	805,061	60,243
	Umpqua Holdings Corp.	3,391,515	60,030
	Janus Henderson Group plc	2,454,741	60,018
	Selective Insurance Group Inc.	914,739	59,632
	Bank of Hawaii Corp.	623,181	59,302

39

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Outfront Media Inc.	2,210,749	59,292
	Chimera Investment Corp.	2,883,484	59,284
	RLI Corp.	655,957	59,049
	Hancock Whitney Corp.	1,343,548	58,955
	Weingarten Realty Investors	1,882,027	58,795
^	Macerich Co.	2,176,008	58,578
	Equity Commonwealth	1,783,256	58,544
	First Hawaiian Inc.	2,016,598	58,179
	SLM Corp.	6,502,853	57,940
	People’s United Financial Inc.	3,412,096	57,664
	Community Bank System Inc.	795,957	56,465
	White Mountains Insurance Group Ltd.	49,052	54,718
	Associated Banc-Corp	2,454,047	54,087
	BankUnited Inc.	1,462,569	53,472
	Apple Hospitality REIT Inc.	3,274,760	53,215
	MFA Financial Inc.	6,956,013	53,214
	National Health Investors Inc.	643,573	52,438
	Corporate Office Properties Trust	1,726,310	50,719
	UMB Financial Corp.	718,496	49,318
	OneMain Holdings Inc.	1,153,411	48,616
	Federated Investors Inc. Class B	1,479,707	48,224
	Sunstone Hotel Investors Inc.	3,463,890	48,217
	Old National Bancorp	2,619,350	47,908
	Atlantic Union Bankshares Corp.	1,242,832	46,668
	Navient Corp.	3,405,800	46,591
	RLJ Lodging Trust	2,627,281	46,555
	BancorpSouth Bank	1,473,275	46,276
	Legg Mason Inc.	1,270,563	45,626
	Home BancShares Inc.	2,313,777	45,489
	Columbia Banking System Inc.	1,111,447	45,219
	South State Corp.	519,855	45,097
	Cathay General Bancorp	1,168,331	44,455
	Washington Federal Inc.	1,208,361	44,286
	CVB Financial Corp.	2,049,773	44,234
	Retail Properties of America Inc.	3,291,017	44,100
	Independent Bank Corp.	529,537	44,084
	Fulton Financial Corp.	2,528,300	44,068
	Agree Realty Corp.	620,581	43,546
	Apollo Commercial Real Estate Finance Inc.	2,365,455	43,264
	Piedmont Office Realty Trust Inc. Class A	1,938,110	43,104
	Brandywine Realty Trust	2,714,723	42,757
	PotlatchDeltic Corp.	983,872	42,572
	CNO Financial Group Inc.	2,330,058	42,244
	American Equity Investment Life Holding Co.	1,403,243	41,999
	Ares Management Corp. Class A	1,149,150	41,013
	Lexington Realty Trust Class B	3,817,687	40,544
	Investors Bancorp Inc.	3,384,741	40,329
	JBG SMITH Properties	981,603	39,156
	First Midwest Bancorp Inc.	1,694,760	39,081
	International Bancshares Corp.	904,089	38,939
	Empire State Realty Trust Inc.	2,766,287	38,617
	BOK Financial Corp.	436,568	38,156
	Columbia Property Trust Inc.	1,801,977	37,679
	WesBanco Inc.	995,607	37,624
	United Community Banks Inc.	1,216,844	37,576
	Xenia Hotels & Resorts Inc.	1,735,795	37,511
*	Enstar Group Ltd.	180,184	37,273
	First Financial Bancorp	1,457,926	37,090
	Invesco Mortgage Capital Inc.	2,203,522	36,689
	Washington REIT	1,245,125	36,333
	First Merchants Corp.	858,341	35,698
	First BanCorp	3,348,672	35,462
	WSFS Financial Corp.	803,753	35,357
*	Cushman & Wakefield plc	1,705,868	34,868

40

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Acadia Realty Trust	1,339,651	34,737
	DiamondRock Hospitality Co.	3,085,026	34,182
*	Genworth Financial Inc. Class A	7,757,591	34,133
	Urban Edge Properties	1,774,171	34,029
	PennyMac Mortgage Investment Trust	1,525,819	34,011
	Cadence BanCorp Class A	1,873,969	33,975
	SITE Centers Corp.	2,392,451	33,542
	Argo Group International Holdings Ltd.	502,377	33,031
	Sterling Bancorp	1,556,588	32,813
	First Citizens BancShares Inc. Class A	59,931	31,896
	CoreCivic Inc.	1,835,085	31,894
	Sabra Health Care REIT Inc.	1,492,077	31,841
	Senior Housing Properties Trust	3,665,912	30,940
	Trustmark Corp.	890,924	30,746
	Santander Consumer USA Holdings Inc.	1,309,578	30,605
	Great Western Bancorp Inc.	870,034	30,225
	ProAssurance Corp.	828,812	29,953
	Renasant Corp.	838,281	29,692
	Banner Corp.	523,275	29,612
	GEO Group Inc.	1,775,300	29,488
	Walker & Dunlop Inc.	451,117	29,178
	Mack-Cali Realty Corp.	1,255,778	29,046
	Bank OZK	943,414	28,779
	Redwood Trust Inc.	1,738,442	28,754
	Capitol Federal Financial Inc.	2,071,769	28,445
	Global Net Lease Inc.	1,378,705	27,960
	Taubman Centers Inc.	895,834	27,852
	First Interstate BancSystem Inc. Class A	663,019	27,794
	Horace Mann Educators Corp.	635,155	27,731
	Hope Bancorp Inc.	1,855,339	27,570
	LTC Properties Inc.	612,519	27,422
	Pebblebrook Hotel Trust	1,006,777	26,992
	Ladder Capital Corp. Class A	1,492,771	26,930
	Westamerica Bancorporation	395,772	26,821
	Artisan Partners Asset Management Inc. Class A	820,883	26,531
	BGC Partners Inc. Class A	4,420,094	26,255
	Hilltop Holdings Inc.	1,047,107	26,104
	NBT Bancorp Inc.	640,910	25,995
	Northwest Bancshares Inc.	1,560,768	25,956
	FGL Holdings	2,388,908	25,442
*	PRA Group Inc.	699,811	25,403
	Clearway Energy Inc.	1,216,526	24,270
	Moelis & Co. Class A	760,155	24,264
	Office Properties Income Trust	740,676	23,805
	S&T Bancorp Inc.	578,732	23,317
	National General Holdings Corp.	1,047,201	23,143
	Berkshire Hills Bancorp Inc.	693,095	22,789
	Eagle Bancorp Inc.	465,697	22,647
	Provident Financial Services Inc.	915,266	22,561
	Industrial Logistics Properties Trust	999,806	22,416
	Simmons First National Corp. Class A	834,821	22,365
	First Commonwealth Financial Corp.	1,515,369	21,988
	Park National Corp.	214,243	21,934
^	American Finance Trust Inc.	1,639,151	21,735
*	Cannae Holdings Inc.	575,150	21,390
^	Tanger Factory Outlet Centers Inc.	1,430,876	21,077
	Safety Insurance Group Inc.	225,232	20,841
	Kennedy-Wilson Holdings Inc.	932,932	20,804
	Mercury General Corp.	426,438	20,780
^	Seritage Growth Properties Class A	509,036	20,402
	Flagstar Bancorp Inc.	521,128	19,933
	City Holding Co.	238,513	19,546
	Employers Holdings Inc.	465,810	19,448
	Brookline Bancorp Inc.	1,165,177	19,179

41

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	BancFirst Corp.	305,961	19,104
	OFG Bancorp	787,982	18,604
	TPG RE Finance Trust Inc.	896,520	18,172
	Tompkins Financial Corp.	195,631	17,900
	Nelnet Inc. Class A	307,020	17,881
	Brookfield Property REIT Inc. Class A	958,200	17,674
	RPT Realty	1,172,205	17,630
	Waddell & Reed Financial Inc. Class A	1,029,672	17,216
*	LendingClub Corp.	1,358,393	17,143
^	Realogy Holdings Corp.	1,759,877	17,036
	American National Insurance Co.	144,344	16,986
	American Assets Trust Inc.	369,943	16,980
	Getty Realty Corp.	514,640	16,916
	Colony Credit Real Estate Inc.	1,283,635	16,893
	Piper Jaffray Cos.	210,321	16,813
	ARMOUR Residential REIT Inc.	908,448	16,234
	Houlihan Lokey Inc. Class A	328,892	16,073
*	Encore Capital Group Inc.	453,389	16,032
	Granite Point Mortgage Trust Inc.	846,967	15,567
	Boston Private Financial Holdings Inc.	1,283,088	15,436
*	Ambac Financial Group Inc.	699,977	15,099
	Retail Opportunity Investments Corp.	849,235	14,998
	PennyMac Financial Services Inc.	422,392	14,378
	United Fire Group Inc.	328,122	14,349
	Franklin Street Properties Corp.	1,558,999	13,345
	Heartland Financial USA Inc.	267,307	13,296
	iStar Inc.	904,581	13,125
	Investors Real Estate Trust	177,940	12,901
	Broadmark Realty Capital Inc.	965,509	12,310
	Central Pacific Financial Corp.	415,233	12,283
	Virtus Investment Partners Inc.	99,758	12,143
*	Third Point Reinsurance Ltd.	1,149,929	12,097
*	Columbia Financial Inc.	704,239	11,930
	Urstadt Biddle Properties Inc. Class A	472,069	11,726
	Uniti Group Inc.	1,414,028	11,609
	Northfield Bancorp Inc.	683,385	11,590
	Capstead Mortgage Corp.	1,449,130	11,477
	Alexander & Baldwin Inc.	529,912	11,107
^	Washington Prime Group Inc.	2,866,225	10,433
*	MBIA Inc.	1,111,813	10,340
	Saul Centers Inc.	195,248	10,305
	National Western Life Group Inc. Class A	34,834	10,133
	Clearway Energy Inc. Class A	524,887	10,036
	Summit Hotel Properties Inc.	811,110	10,009
	Dime Community Bancshares Inc.	470,121	9,821
	WisdomTree Investments Inc.	2,018,347	9,769
	FBL Financial Group Inc. Class A	150,014	8,840
	Retail Value Inc.	235,298	8,659
	AG Mortgage Investment Trust Inc.	550,932	8,495
	State Auto Financial Corp.	271,163	8,412
*	Green Dot Corp. Class A	357,101	8,320
	Hersha Hospitality Trust Class A	558,219	8,122
*	World Acceptance Corp.	85,454	7,383
	KKR Real Estate Finance Trust Inc.	349,359	7,134
	CorePoint Lodging Inc.	609,919	6,514
*	Assetmark Financial Holdings Inc.	223,764	6,494
*	Forestar Group Inc.	255,732	5,332
*	Tejon Ranch Co.	300,439	4,801
^	Pennsylvania REIT	890,707	4,747
*	Greenlight Capital Re Ltd. Class A	226,449	2,289
^	Associated Capital Group Inc. Class A	28,669	1,124
	Urstadt Biddle Properties Inc.	30,861	613
	Spirit MTA REIT	334,911	257
*	Altisource Portfolio Solutions SA	667	13

42

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Anworth Mortgage Asset Corp.	194	1
*	EZCORP Inc. Class A	92	1
			11,292,004
Health Care (5.0%)
	PerkinElmer Inc.	1,718,036	166,821
*	Molina Healthcare Inc.	965,755	131,043
	Encompass Health Corp.	1,518,845	105,210
	STERIS plc	652,927	99,519
*	Reata Pharmaceuticals Inc. Class A	360,830	73,764
*	Envista Holdings Corp.	2,444,920	72,467
*	Mirati Therapeutics Inc.	516,295	66,530
*	Tenet Healthcare Corp.	1,600,434	60,865
	Hill-Rom Holdings Inc.	514,182	58,375
*	Sage Therapeutics Inc.	798,120	57,616
*	Charles River Laboratories International Inc.	376,151	57,461
*	United Therapeutics Corp.	642,119	56,558
*	Iovance Biotherapeutics Inc.	1,749,387	48,423
*	Acadia Healthcare Co. Inc.	1,364,978	45,345
*	Select Medical Holdings Corp.	1,656,356	38,659
*	MEDNAX Inc.	1,234,260	34,300
*	Prestige Consumer Healthcare Inc.	774,164	31,354
*	Myriad Genetics Inc.	1,088,640	29,644
	Patterson Cos. Inc.	1,325,236	27,141
*	Magellan Health Inc.	338,040	26,452
*	Intra-Cellular Therapies Inc.	724,073	24,843
*	Avanos Medical Inc.	736,535	24,821
	CONMED Corp.	218,729	24,460
*	Turning Point Therapeutics Inc.	349,853	21,792
*	Brookdale Senior Living Inc.	2,852,611	20,738
*,^	Denali Therapeutics Inc.	1,032,005	17,978
*	Zogenix Inc.	340,939	17,773
*,^	Aerie Pharmaceuticals Inc.	717,138	17,333
	National HealthCare Corp.	188,059	16,254
*	Endo International plc	3,131,453	14,687
*	10X Genomics Inc. Class A	191,834	14,627
*	Kodiak Sciences Inc.	198,912	14,312
	Healthcare Services Group Inc.	570,969	13,886
*	Change Healthcare Inc.	765,924	12,553
*	Madrigal Pharmaceuticals Inc.	130,765	11,914
*	Silk Road Medical Inc.	285,438	11,526
*	Varex Imaging Corp.	295,220	8,801
*	Amneal Pharmaceuticals Inc.	1,632,598	7,869
*	Bridgebio Pharma Inc.	190,518	6,678
	Meridian Bioscience Inc.	659,859	6,447
*	AnaptysBio Inc.	375,702	6,105
*	G1 Therapeutics Inc.	217,092	5,738
*,^	Adaptive Biotechnologies Corp.	143,867	4,305
*	Progyny Inc.	95,200	2,613
	Owens & Minor Inc.	455,676	2,356
*	Kiniksa Pharmaceuticals Ltd. Class A	211,152	2,335
*	Surgery Partners Inc.	144,801	2,267
*	Option Care Health Inc.	530,519	1,979
*	Stoke Therapeutics Inc.	63,221	1,790
*	Akorn Inc.	679,784	1,020
*,^	Vir Biotechnology Inc.	13,168	166
^,§	Synergy Pharmaceuticals Inc.	1,169,882	7
*	SmileDirectClub Inc.	159	1
*,^	Mallinckrodt plc	164	1
			1,627,522
Industrials (21.7%)
	IDEX Corp.	1,173,849	201,902
	Allegion plc	1,434,399	178,640
	Booz Allen Hamilton Holding Corp. Class A	2,170,673	154,400
	Carlisle Cos. Inc.	875,261	141,652

43

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Spirit AeroSystems Holdings Inc. Class A	1,594,701	116,222
	AptarGroup Inc.	987,227	114,143
	Donaldson Co. Inc.	1,951,892	112,468
	Owens Corning	1,683,473	109,628
*	Arrow Electronics Inc.	1,254,561	106,311
*	HD Supply Holdings Inc.	2,568,800	103,317
	Flowserve Corp.	2,015,521	100,312
	ITT Inc.	1,350,753	99,834
	Oshkosh Corp.	1,048,204	99,213
*	AECOM	2,298,630	99,140
*	Generac Holdings Inc.	963,332	96,902
	Sonoco Products Co.	1,546,725	95,464
	Sealed Air Corp.	2,379,228	94,765
	Curtiss-Wright Corp.	657,900	92,692
	MDU Resources Group Inc.	3,096,880	92,008
	Lincoln Electric Holdings Inc.	947,809	91,682
	Quanta Services Inc.	2,208,955	89,927
*	Stericycle Inc.	1,403,665	89,568
	ManpowerGroup Inc.	913,938	88,743
	Jabil Inc.	2,116,095	87,458
	Allison Transmission Holdings Inc.	1,744,559	84,297
	Acuity Brands Inc.	610,333	84,226
	Alliance Data Systems Corp.	673,784	75,599
	EMCOR Group Inc.	864,888	74,640
	Graphic Packaging Holding Co.	4,469,805	74,422
	Tetra Tech Inc.	840,503	72,418
	AGCO Corp.	930,603	71,889
	Brink’s Co.	770,647	69,882
	MSA Safety Inc.	537,027	67,859
	Crane Co.	785,183	67,824
	KBR Inc.	2,182,815	66,576
	Avnet Inc.	1,555,356	66,009
	Knight-Swift Transportation Holdings Inc.	1,839,695	65,935
*	FTI Consulting Inc.	579,643	64,143
*	MasTec Inc.	940,572	60,347
	nVent Electric plc	2,344,952	59,984
	Pentair plc	1,294,184	59,364
	Timken Co.	1,044,210	58,799
*	XPO Logistics Inc.	710,841	56,654
	MSC Industrial Direct Co. Inc. Class A	693,807	54,443
	Regal Beloit Corp.	630,849	54,007
	Louisiana-Pacific Corp.	1,809,246	53,680
	Robert Half International Inc.	849,295	53,633
*	CoreLogic Inc.	1,224,893	53,540
*	Rexnord Corp.	1,550,673	50,583
	Valmont Industries Inc.	331,647	49,674
*	Colfax Corp.	1,360,549	49,497
	EnerSys	651,488	48,751
	Macquarie Infrastructure Corp.	1,131,677	48,481
	UniFirst Corp.	235,602	47,587
	Kennametal Inc.	1,276,609	47,094
	Barnes Group Inc.	742,332	45,995
*	Builders FirstSource Inc.	1,784,117	45,334
	GATX Corp.	540,880	44,812
	Ryder System Inc.	821,038	44,591
	Vishay Intertechnology Inc.	2,038,983	43,410
	Universal Forest Products Inc.	898,754	42,871
	Watts Water Technologies Inc. Class A	425,187	42,417
	Moog Inc. Class A	496,915	42,402
	Brady Corp. Class A	729,487	41,770
	World Fuel Services Corp.	957,160	41,560
*	Anixter International Inc.	443,017	40,802
	Fluor Corp.	2,159,821	40,777
*	Integer Holdings Corp.	503,529	40,499

44

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	Applied Industrial Technologies Inc.	595,594	39,720
*	Kirby Corp.	438,522	39,261
	ABM Industries Inc.	1,023,364	38,591
	Belden Inc.	700,394	38,522
*	WESCO International Inc.	644,273	38,263
	Silgan Holdings Inc.	1,193,611	37,097
	Korn Ferry	862,750	36,581
	Altra Industrial Motion Corp.	995,169	36,035
*	Sanmina Corp.	1,038,700	35,565
	ESCO Technologies Inc.	380,302	35,178
	Armstrong World Industries Inc.	373,667	35,113
*	SPX Corp.	680,078	34,602
*	Plexus Corp.	449,569	34,590
*	Beacon Roofing Supply Inc.	1,056,798	33,796
	ManTech International Corp. Class A	414,700	33,126
	Deluxe Corp.	648,694	32,383
*	SPX FLOW Inc.	655,890	32,053
	Otter Tail Corp.	613,053	31,443
	Trinity Industries Inc.	1,417,882	31,406
	Triton International Ltd.	779,475	31,335
	Terex Corp.	1,043,685	31,081
	EVERTEC Inc.	886,612	30,180
*	Knowles Corp.	1,408,911	29,798
*	Atkore International Group Inc.	723,992	29,293
	McGrath RentCorp	374,192	28,641
	O-I Glass Inc.	2,397,981	28,608
	Kaman Corp.	429,317	28,301
*	Harsco Corp.	1,211,290	27,872
*	OSI Systems Inc.	270,643	27,265
	Matson Inc.	660,425	26,945
	Mueller Industries Inc.	833,639	26,468
	Mobile Mini Inc.	679,971	25,778
	Aircastle Ltd.	804,988	25,768
	Werner Enterprises Inc.	692,926	25,216
*	Hub Group Inc. Class A	488,486	25,054
*	Cardtronics plc Class A	549,735	24,546
	Actuant Corp. Class A	934,297	24,320
*	Huron Consulting Group Inc.	353,099	24,265
	AAR Corp.	511,920	23,088
*	Resideo Technologies Inc.	1,892,716	22,580
*	Sykes Enterprises Inc.	605,952	22,414
*	Navistar International Corp.	762,677	22,072
*	Pluralsight Inc. Class A	1,278,504	22,003
*	TTM Technologies Inc.	1,459,759	21,969
	Boise Cascade Co.	599,519	21,900
*	TriMas Corp.	694,545	21,816
^	Granite Construction Inc.	720,221	19,929
	Rush Enterprises Inc. Class A	421,439	19,597
	Benchmark Electronics Inc.	569,048	19,552
	Schneider National Inc. Class B	870,269	18,989
	Triumph Group Inc.	732,664	18,514
	Encore Wire Corp.	309,961	17,792
	Greif Inc. Class A	401,331	17,739
	H&E Equipment Services Inc.	494,836	16,542
	Greenbrier Cos. Inc.	509,940	16,537
*	GMS Inc.	607,124	16,441
*	Conduent Inc.	2,597,662	16,105
	AVX Corp.	781,924	16,006
	Primoris Services Corp.	707,551	15,736
	Standex International Corp.	191,141	15,167
^	Maxar Technologies Inc.	932,126	14,606
	Astec Industries Inc.	346,730	14,563
*	TrueBlue Inc.	601,111	14,463
	MTS Systems Corp.	295,010	14,169

45

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	CIRCOR International Inc.	305,756	14,138
^	ADT Inc.	1,708,509	13,548
	Comfort Systems USA Inc.	268,599	13,390
	Kforce Inc.	315,690	12,533
	Griffon Corp.	608,975	12,380
*	JELD-WEN Holding Inc.	501,838	11,748
	Wabash National Corp.	792,457	11,641
	TTEC Holdings Inc.	283,387	11,228
	Kelly Services Inc. Class A	490,715	11,080
*	Atlas Air Worldwide Holdings Inc.	398,869	10,997
	Methode Electronics Inc.	271,561	10,686
	ArcBest Corp.	370,787	10,234
*	Wesco Aircraft Holdings Inc.	919,050	10,128
*	Aegion Corp. Class A	449,462	10,054
*	Manitowoc Co. Inc.	545,442	9,545
*	MACOM Technology Solutions Holdings Inc.	353,742	9,410
	Hyster-Yale Materials Handling Inc.	157,929	9,311
	AZZ Inc.	202,096	9,286
*	Gates Industrial Corp. plc	671,406	9,239
*	Tutor Perini Corp.	616,765	7,932
	Resources Connection Inc.	467,161	7,629
*	Team Inc.	437,412	6,985
*	International Seaways Inc.	192,016	5,714
	Greif Inc. Class B	104,281	5,399
*,^	Virgin Galactic Holdings Inc.	454,175	5,246
	Gorman-Rupp Co.	129,404	4,853
	REV Group Inc.	383,948	4,696
	Rush Enterprises Inc. Class B	97,916	4,475
*	Bill.Com Holdings Inc.	81,945	3,118
*	Donnelley Financial Solutions Inc.	238,739	2,500
	Quad/Graphics Inc.	278,446	1,300
*	Verra Mobility Corp. Class A	355	5
	Briggs & Stratton Corp.	84	1
			7,070,245
Oil & Gas (2.2%)
	Murphy Oil Corp.	2,301,370	61,677
	PBF Energy Inc. Class A	1,569,283	49,228
	EQT Corp.	3,939,990	42,946
^	Equitrans Midstream Corp.	3,139,684	41,946
	Delek US Holdings Inc.	1,143,685	38,348
	Arcosa Inc.	745,548	33,214
*	First Solar Inc.	568,250	31,799
*	Dril-Quip Inc.	557,615	26,158
*,^	Chesapeake Energy Corp.	30,102,437	24,853
	Archrock Inc.	2,337,692	23,470
*	Magnolia Oil & Gas Corp. Class A	1,806,125	22,721
*	Helix Energy Solutions Group Inc.	2,174,542	20,941
*	Southwestern Energy Co.	8,319,723	20,134
*,^	Valaris plc Class A	3,038,327	19,931
	SM Energy Co.	1,732,965	19,479
*	NOW Inc.	1,672,844	18,803
	CVR Energy Inc.	464,712	18,788
*	CNX Resources Corp.	2,013,398	17,819
	QEP Resources Inc.	3,653,830	16,442
*	MRC Global Inc.	1,203,658	16,418
^	Range Resources Corp.	3,295,557	15,983
	Nabors Industries Ltd.	5,328,648	15,347
*	Oil States International Inc.	840,028	13,701
*	Oceaneering International Inc.	763,128	11,378
*	Antero Resources Corp.	3,987,615	11,365
*	Denbury Resources Inc.	7,454,046	10,510
*,^	Whiting Petroleum Corp.	1,391,033	10,210
*	SunPower Corp. Class A	1,282,682	10,005
	Berry Petroleum Corp.	998,928	9,420

46

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
	NexTier Oilfield Solutions Inc.	1,216,664	8,152
*	Laredo Petroleum Inc.	2,750,840	7,895
*	ProPetro Holding Corp.	657,468	7,397
*,^	Diamond Offshore Drilling Inc.	956,853	6,880
*	Gulfport Energy Corp.	2,213,857	6,730
^	RPC Inc.	818,786	4,290
	Green Plains Inc.	263,596	4,067
*	Noble Corp. plc	1,931,560	2,356
*,^	McDermott International Inc.	1,406,100	951
*	Exterran Corp.	113,808	891
*	FTS International Inc.	30,790	32
*	Unit Corp.	45,371	32
*	Oasis Petroleum Inc.	788	3
*	KLX Energy Services Holdings Inc.	42	—
*	Forum Energy Technologies Inc.	82	—
			722,710
Other (0.0%)[2]
*,§	A Schulman Inc. CVR	419,331	182
*,§	Clinical Data CVR	62,138	—
			182
Technology (6.7%)
	Leidos Holdings Inc.	2,185,821	213,970
*	ON Semiconductor Corp.	6,349,999	154,813
	Cypress Semiconductor Corp.	5,720,275	133,454
*	CACI International Inc. Class A	385,718	96,426
	Teradyne Inc.	1,290,987	88,032
	SYNNEX Corp.	629,412	81,068
*	Tech Data Corp.	546,000	78,406
*	Nuance Communications Inc.	4,353,036	77,615
	Science Applications International Corp.	888,749	77,339
	DXC Technology Co.	1,971,713	74,117
*	Avalara Inc.	1,007,291	73,784
*	Cirrus Logic Inc.	890,288	73,369
*	NCR Corp.	1,965,444	69,105
*	Verint Systems Inc.	1,028,637	56,945
	Perspecta Inc.	2,118,169	56,004
*	Viavi Solutions Inc.	3,539,617	53,094
*	Teradata Corp.	1,732,731	46,385
*	CommScope Holding Co. Inc.	2,992,609	42,465
*	Premier Inc. Class A	1,023,378	38,765
*	Insight Enterprises Inc.	543,222	38,183
*	Synaptics Inc.	489,734	32,210
*	EchoStar Corp. Class A	728,477	31,550
*	SVMK Inc.	1,659,981	29,664
	Progress Software Corp.	689,931	28,667
*	NetScout Systems Inc.	1,096,167	26,385
	CSG Systems International Inc.	507,590	26,283
*	Allscripts Healthcare Solutions Inc.	2,503,750	24,574
*	Rambus Inc.	1,732,523	23,865
*	Avaya Holdings Corp.	1,706,571	23,039
*	Workiva Inc. Class A	495,444	20,833
*	Blucora Inc.	754,284	19,717
*	Elastic NV	306,012	19,677
*	Covetrus Inc.	1,463,842	19,323
*,^	Appian Corp. Class A	500,682	19,131
*	Zuora Inc. Class A	1,152,420	16,514
	TiVo Corp.	1,863,940	15,806
*	ScanSource Inc.	389,521	14,393
	Xperi Corp.	768,849	14,224
*	Dynatrace Inc.	540,598	13,677
*	Shutterstock Inc.	300,754	12,896
*	NextGen Healthcare Inc.	757,327	12,170
*	Cerence Inc.	532,735	12,056
*	Amkor Technology Inc.	921,131	11,975

47

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2019

			Market
			Value
		Shares	($000)
*	Unisys Corp.	955,453	11,332
*	NETGEAR Inc.	441,407	10,819
	Pitney Bowes Inc.	2,621,510	10,565
*,^	Medallia Inc.	295,304	9,187
	ADTRAN Inc.	737,712	7,296
	Plantronics Inc.	261,635	7,153
*,^	Ping Identity Holding Corp.	245,441	5,964
*	Diebold Nixdorf Inc.	562,040	5,935
*	Health Catalyst Inc.	140,955	4,891
	Systemax Inc.	99,678	2,508
*	Casa Systems Inc.	98,871	404
*	Ribbon Communications Inc.	19,970	62
*	Cloudflare Inc. Class A	102	2
			2,168,086
Telecommunications (0.4%)
*	Iridium Communications Inc.	1,716,750	42,301
	Telephone & Data Systems Inc.	1,490,933	37,914
*	8x8 Inc.	1,487,670	27,224
*	Vonage Holdings Corp.	3,547,877	26,290
*	United States Cellular Corp.	246,045	8,914
			142,643
Utilities (5.3%)
	Atmos Energy Corp.	1,840,751	205,906
	Aqua America Inc.	3,323,865	156,022
	UGI Corp.	3,236,318	146,152
*	PG&E Corp.	8,146,471	88,552
	IDACORP Inc.	776,114	82,889
	Hawaiian Electric Industries Inc.	1,678,032	78,633
	Portland General Electric Co.	1,376,195	76,778
	ONE Gas Inc.	812,322	76,009
	Black Hills Corp.	946,550	74,342
	New Jersey Resources Corp.	1,468,366	65,445
	ALLETE Inc.	795,702	64,587
	PNM Resources Inc.	1,227,114	62,227
	Spire Inc.	745,948	62,145
	National Fuel Gas Co.	1,329,734	61,886
	Southwest Gas Holdings Inc.	777,161	59,041
	NorthWestern Corp.	776,782	55,672
	Avista Corp.	1,027,528	49,414
	American States Water Co.	567,246	49,146
	South Jersey Industries Inc.	1,424,054	46,965
	El Paso Electric Co.	627,077	42,572
	MGE Energy Inc.	534,697	42,145
	California Water Service Group	741,837	38,249
	Northwest Natural Holding Co.	468,812	34,566
			1,719,343
Total Common Stocks (Cost $26,823,318)			32,492,107

	Coupon
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.4%)
[3,4] Vanguard Market Liquidity Fund	1.816%		4,542,170	454,262

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5] United States Treasury Bill	1.541%	4/30/20	3,000	2,985
Total Temporary Cash Investments (Cost $457,209)				457,247

48

Vanguard® Small-Cap Value Index Fund

Schedule of Investments

December 31, 2019

Market
Value
($000)
Total Investments (101.1%) (Cost $27,280,527)	32,949,354
Other Assets and Liabilities — Net (-1.1%)[4,5]	(347,713)
Net Assets (100%)	32,601,641

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $359,675,000.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund's benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $376,609,000 was received for securities on loan, of which $375,739,000 is held in Vanguard Market Liquidity Fund and $870,000 is held in cash.
5	Securities with a value of $2,985,000 and cash of $540,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

49

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA480 022020

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
Common Stocks (98.9%)[1]
Communication Services (4.7%)
*	Liberty Broadband Corp.	2,146,827	269,963
*	IAC/InterActiveCorp	1,029,186	256,381
*	Snap Inc.	11,146,093	182,016
*	Roku Inc.	1,298,775	173,906
^	Sirius XM Holdings Inc.	19,449,686	139,065
*	Liberty Media Corp-Liberty Formula One	2,914,675	133,973
*	Liberty Global plc	5,868,584	127,906
*	Altice USA Inc. Class A	4,374,839	119,608
*	Zayo Group Holdings Inc.	3,350,311	116,088
	Cable One Inc.	71,444	106,342
*	Liberty Media Corp-Liberty SiriusXM Class C	2,149,619	103,483
*	GCI Liberty Inc. Class A	1,345,959	95,361
*	Zynga Inc. Class A	13,389,748	81,945
*,^	Zillow Group Inc.	1,710,467	78,579
	Nexstar Media Group Inc. Class A	653,870	76,666
*	Madison Square Garden Co. Class A	243,079	71,511
	New York Times Co. Class A	2,036,775	65,523
*,^	Match Group Inc.	767,723	63,038
*	Liberty Media Corp-Liberty SiriusXM Class A	1,117,234	54,007
*	Liberty Global plc Class A	2,332,594	53,043
	Cinemark Holdings Inc.	1,511,763	51,173
	TEGNA Inc.	3,044,187	50,807
*	Sprint Corp.	8,863,191	46,177
*	Liberty Broadband Corp. Class A	364,957	45,459
	TripAdvisor Inc.	1,483,354	45,064
^	World Wrestling Entertainment Inc. Class A	665,126	43,147
	Cogent Communications Holdings Inc.	599,879	39,478
*	Cargurus Inc.	1,012,442	35,618
	Telephone & Data Systems Inc.	1,385,741	35,239
*	Iridium Communications Inc.	1,398,128	34,450
	Sinclair Broadcast Group Inc. Class A	961,211	32,047
*	Yelp Inc. Class A	906,622	31,578
*	Liberty Latin America Ltd.	1,617,224	31,471
	John Wiley & Sons Inc. Class A	619,425	30,054
	Shenandoah Telecommunications Co.	654,092	27,217
*	Gray Television Inc.	1,236,483	26,510
*	Zillow Group Inc. Class A	557,056	25,480
*	AMC Networks Inc. Class A	636,268	25,133
*	Vonage Holdings Corp.	3,302,923	24,475
*	Pinterest Inc. Class A	1,236,031	23,040
	Meredith Corp.	550,572	17,877
*	Cardlytics Inc.	282,968	17,787
*	Lions Gate Entertainment Corp. Class B	1,666,019	16,544
*	Liberty Media Corp-Liberty Braves Class C	552,705	16,327
	Scholastic Corp.	422,258	16,236
*	Liberty Media Corp-Liberty Formula One Class A	341,036	14,931
*	Bandwidth Inc. Class A	231,427	14,823
*	Clear Channel Outdoor Holdings Inc.	4,745,901	13,573
*	Liberty Latin America Ltd. Class A	642,770	12,405
	EW Scripps Co. Class A	744,371	11,694
*	MSG Networks Inc.	670,731	11,671
*	Cars.com Inc.	935,380	11,430
*,^	iHeartMedia Inc. Class A	673,327	11,379
	Gannett Co. Inc.	1,771,603	11,303
	Marcus Corp.	337,316	10,717
*	QuinStreet Inc.	691,088	10,581
*	Glu Mobile Inc.	1,662,978	10,061
*	Eventbrite Inc. Class A	491,492	9,913
*	TechTarget Inc.	333,714	8,710
*	Liberty TripAdvisor Holdings Inc. Class A	1,082,118	7,954
*	United States Cellular Corp.	218,762	7,926

1

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	ATN International Inc.	142,891	7,915
*	ANGI Homeservices Inc. Class A	916,993	7,767
*	Cincinnati Bell Inc.	732,891	7,673
	Entercom Communications Corp. Class A	1,647,617	7,645
*,^	Lions Gate Entertainment Corp. Class A	709,575	7,564
*	Anterix Inc.	165,281	7,142
*	Boingo Wireless Inc.	646,078	7,075
	National CineMedia Inc.	919,741	6,705
*	Central European Media Enterprises Ltd. Class A	1,416,902	6,419
*	TrueCar Inc.	1,345,401	6,391
*	Loral Space & Communications Inc.	195,034	6,303
*	Care.com Inc.	410,020	6,163
*	Rosetta Stone Inc.	337,044	6,114
^	AMC Entertainment Holdings Inc. Class A	782,587	5,666
*,^	Globalstar Inc.	10,053,533	5,215
*,^	Gogo Inc.	804,396	5,148
*	ORBCOMM Inc.	1,203,782	5,068
*	EverQuote Inc. Class A	144,872	4,976
*	Meet Group Inc.	953,053	4,775
	Consolidated Communications Holdings Inc.	1,093,940	4,244
*	Sciplay Corp. Class A	341,949	4,203
	Emerald Expositions Events Inc.	380,346	4,013
*,^	Daily Journal Corp.	13,381	3,886
	Tribune Publishing Co.	288,250	3,793
*	Hemisphere Media Group Inc. Class A	254,770	3,783
*	comScore Inc.	725,330	3,583
*	Cumulus Media Inc. Class A	202,948	3,566
*	Ooma Inc.	268,321	3,550
*	Liberty Media Corp-Liberty Braves Class A	114,492	3,395
	Spok Holdings Inc.	270,024	3,302
*,^	NII Holdings Inc.	1,297,367	2,815
*	WideOpenWest Inc.	372,883	2,767
*	Boston Omaha Corp. Class A	126,656	2,665
*	Reading International Inc. Class A	213,227	2,386
	Entravision Communications Corp. Class A	871,053	2,282
*	DHI Group Inc.	725,260	2,183
	Saga Communications Inc. Class A	60,105	1,827
*	MDC Partners Inc. Class A	607,963	1,690
*	Marchex Inc. Class B	399,306	1,509
*	IDT Corp. Class B	209,246	1,509
*,^	Gaia Inc. Class A	178,719	1,428
*,^	Frontier Communications Corp.	1,548,576	1,378
	Townsquare Media Inc. Class A	132,690	1,323
*	Fluent Inc.	524,848	1,312
*	Lee Enterprises Inc.	710,819	1,009
*	Alaska Communications Systems Group Inc.	539,199	954
*	Travelzoo	80,394	860
*,^	Pareteum Corp.	1,850,955	809
*,^	LiveXLive Media Inc.	447,854	692
*	Ballantyne Strong Inc.	208,983	677
	AH Belo Corp. Class A	209,330	590
*	Urban One Inc.	239,794	456
*,^	Chicken Soup For The Soul Entertainment Inc.	50,268	402
*	Global Eagle Entertainment Inc.	782,551	391
*	AutoWeb Inc.	151,988	375
	Beasley Broadcast Group Inc. Class A	93,910	290
*,^	SRAX Inc. Class A	89,052	222
	Salem Media Group Inc. Class A	117,723	169
*	Emmis Communications Corp. Class A	40,535	163
*	Otelco Inc. Class A	14,646	147
*	Zedge Inc. Class B	78,380	121
*	Harte-Hanks Inc.	32,072	115
*	SPAR Group Inc.	80,427	105
*	Insignia Systems Inc.	125,777	92

2

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Cinedigm Corp. Class A	112,137	78
	John Wiley & Sons Inc. Class B	1,480	73
*	Dolphin Entertainment Inc.	99,800	70
*	NTN Buzztime Inc.	16,227	36
*	Live Nation Entertainment Inc.	338	24
*,^	McClatchy Co. Class A	50,275	24
*	IZEA Worldwide Inc.	92,728	22
*,^,§	Professional Diversity Network Inc.	20,497	19
*	Xcel Brands Inc.	12,396	19
*	Glowpoint Inc.	8,920	12
*	Creative Realities Inc.	3,400	5
*	Urban One Inc. Class A	2,500	5
			3,535,005
Consumer Discretionary (11.2%)
*,^	Tesla Inc.	2,019,753	844,923
*	Lululemon Athletica Inc.	1,697,783	393,325
*	Burlington Stores Inc.	938,940	214,106
	Domino's Pizza Inc.	579,627	170,283
	Aramark	3,538,820	153,585
	Vail Resorts Inc.	575,943	138,128
*	Bright Horizons Family Solutions Inc.	828,429	124,505
	Pool Corp.	568,919	120,827
	Service Corp. International	2,601,659	119,754
*	Caesars Entertainment Corp.	7,902,441	107,473
	Lear Corp.	780,677	107,109
	Gentex Corp.	3,574,102	103,577
*	Five Below Inc.	786,347	100,542
	Autoliv Inc.	1,111,261	93,802
	Dunkin' Brands Group Inc.	1,179,268	89,082
*	Planet Fitness Inc. Class A	1,164,320	86,951
	Wyndham Hotels & Resorts Inc.	1,353,716	85,027
	Polaris Inc.	815,807	82,968
*	Skechers U.S.A. Inc. Class A	1,901,325	82,118
	Williams-Sonoma Inc.	1,100,241	80,802
*	Etsy Inc.	1,684,390	74,618
*	ServiceMaster Global Holdings Inc.	1,919,537	74,209
*,^	Wayfair Inc.	803,604	72,622
	Toll Brothers Inc.	1,821,628	71,973
	Churchill Downs Inc.	500,589	68,681
	Brunswick Corp.	1,145,054	68,680
	Carter's Inc.	624,980	68,335
	Marriott Vacations Worldwide Corp.	528,318	68,026
*	Deckers Outdoor Corp.	396,859	67,014
*,^	Mattel Inc.	4,930,326	66,806
	Wyndham Destinations Inc.	1,283,608	66,350
*,^	Carvana Co. Class A	710,005	65,356
*	Grand Canyon Education Inc.	680,873	65,221
*	Helen of Troy Ltd.	354,354	63,709
*	GrubHub Inc.	1,288,913	62,693
*	Chegg Inc.	1,633,859	61,940
	Foot Locker Inc.	1,515,333	59,083
	Thor Industries Inc.	777,591	57,767
	Wendy's Co.	2,584,519	57,402
*	frontdoor Inc.	1,204,283	57,107
*	Tempur Sealy International Inc.	641,619	55,859
*,^	Eldorado Resorts Inc.	935,717	55,806
	Aaron's Inc.	946,425	54,050
	Cracker Barrel Old Country Store Inc.	342,046	52,586
	Texas Roadhouse Inc. Class A	917,471	51,672
	Goodyear Tire & Rubber Co.	3,284,075	51,084
*	Floor & Decor Holdings Inc. Class A	992,664	50,437
*	Ollie's Bargain Outlet Holdings Inc.	771,471	50,385
	Six Flags Entertainment Corp.	1,116,827	50,380
*	TopBuild Corp.	484,219	49,913

3

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Strategic Education Inc.	312,721	49,691
*,^	RH	228,836	48,856
*	Murphy USA Inc.	410,668	48,048
	Lithia Motors Inc. Class A	321,729	47,294
	Hyatt Hotels Corp. Class A	523,299	46,945
	Steven Madden Ltd.	1,086,642	46,736
	Choice Hotels International Inc.	449,919	46,535
*	Qurate Retail Group Inc. QVC Group Class A	5,472,139	46,130
	Dick's Sporting Goods Inc.	900,838	44,582
	KB Home	1,225,875	42,011
*	Hilton Grand Vacations Inc.	1,212,149	41,686
	Columbia Sportswear Co.	412,847	41,363
*	AutoNation Inc.	836,790	40,693
*	Crocs Inc.	963,754	40,372
	Graham Holdings Co. Class B	62,466	39,915
*	Penn National Gaming Inc.	1,557,864	39,819
	Wolverine World Wide Inc.	1,155,435	38,984
	LCI Industries	357,847	38,336
*	Fox Factory Holding Corp.	550,414	38,292
	Extended Stay America Inc.	2,568,890	38,174
	Monro Inc.	479,147	37,469
	Dana Inc.	2,036,920	37,072
	Wingstop Inc.	423,039	36,479
*	National Vision Holdings Inc.	1,121,956	36,385
*	Visteon Corp.	400,490	34,678
	Boyd Gaming Corp.	1,142,008	34,192
	American Eagle Outfitters Inc.	2,268,519	33,347
*	Taylor Morrison Home Corp. Class A	1,473,955	32,221
*	Dorman Products Inc.	417,375	31,604
*	Asbury Automotive Group Inc.	275,978	30,852
*	TRI Pointe Group Inc.	1,956,724	30,486
*	Meritage Homes Corp.	498,779	30,480
^	Bed Bath & Beyond Inc.	1,745,361	30,195
*	Sally Beauty Holdings Inc.	1,643,723	29,998
*	Urban Outfitters Inc.	1,008,875	28,016
	Kontoor Brands Inc.	661,657	27,783
	MDC Holdings Inc.	726,018	27,705
	Callaway Golf Co.	1,306,533	27,699
*	Laureate Education Inc. Class A	1,565,291	27,565
	Bloomin' Brands Inc.	1,241,321	27,396
*	Adient plc	1,245,946	26,476
*	Shake Shack Inc. Class A	443,166	26,399
	Jack in the Box Inc.	338,229	26,392
*	Adtalem Global Education Inc.	752,612	26,319
	Winnebago Industries Inc.	480,303	25,446
	Group 1 Automotive Inc.	250,229	25,023
*	WW International Inc.	651,550	24,896
	Red Rock Resorts Inc. Class A	1,014,037	24,286
	Penske Automotive Group Inc.	481,299	24,171
*	Cavco Industries Inc.	118,784	23,208
^	Cheesecake Factory Inc.	590,302	22,939
*	Skyline Champion Corp.	721,224	22,863
*,^	Veoneer Inc.	1,453,833	22,709
	Brinker International Inc.	534,171	22,435
*	Chewy Inc.	761,871	22,094
*	Installed Building Products Inc.	311,403	21,446
	Office Depot Inc.	7,819,259	21,425
	La-Z-Boy Inc.	665,060	20,936
*	Scientific Games Corp.	780,305	20,897
*	G-III Apparel Group Ltd.	616,825	20,664
	Cooper Tire & Rubber Co.	711,818	20,465
*,^	iRobot Corp.	398,680	20,185
^	Papa John's International Inc.	315,407	19,918
*	LGI Homes Inc.	281,158	19,864

4

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Stamps.com Inc.	236,957	19,791
	Rent-A-Center Inc.	675,466	19,480
*	Gentherm Inc.	436,975	19,397
*	Sleep Number Corp.	391,832	19,294
	Dine Brands Global Inc.	228,662	19,098
*	Career Education Corp.	1,015,928	18,683
	Oxford Industries Inc.	247,477	18,665
*	SeaWorld Entertainment Inc.	575,499	18,249
*	Boot Barn Holdings Inc.	409,756	18,246
	Core-Mark Holding Co. Inc.	655,246	17,816
	Dave & Buster's Entertainment Inc.	441,889	17,751
*	American Axle & Manufacturing Holdings Inc.	1,614,772	17,375
	Signet Jewelers Ltd.	751,885	16,346
*	M/I Homes Inc.	410,948	16,171
*,^	Peloton Interactive Inc. Class A	563,570	16,005
*	Denny's Corp.	803,289	15,969
*	Everi Holdings Inc.	1,179,810	15,845
*	Delphi Technologies plc	1,234,545	15,839
	Big Lots Inc.	545,497	15,667
	Abercrombie & Fitch Co.	902,087	15,597
	Standard Motor Products Inc.	290,391	15,455
	Acushnet Holdings Corp.	469,528	15,260
*,^	YETI Holdings Inc.	437,387	15,212
*	Groupon Inc. Class A	6,202,995	14,825
*	Sonos Inc.	919,582	14,364
^	Children's Place Inc.	223,554	13,977
	Guess? Inc.	611,957	13,696
	Caleres Inc.	550,621	13,077
	Designer Brands Inc. Class A	794,240	12,501
*	Shutterstock Inc.	284,812	12,213
*	Malibu Boats Inc. Class A	296,534	12,143
	Levi Strauss & Co. Class A	610,100	11,769
*	K12 Inc.	563,208	11,461
*	Stoneridge Inc.	390,883	11,461
^	Buckle Inc.	414,347	11,204
	Sturm Ruger & Co. Inc.	237,276	11,159
*	Century Communities Inc.	401,580	10,983
	Sonic Automotive Inc. Class A	348,893	10,816
*	Garrett Motion Inc.	1,081,389	10,803
*	Quotient Technology Inc.	1,092,951	10,777
^	Dillard's Inc. Class A	146,511	10,766
*	Universal Electronics Inc.	204,119	10,667
	BJ's Restaurants Inc.	277,198	10,522
	Tenneco Inc. Class A	767,088	10,049
*	Zumiez Inc.	289,459	9,998
*	America's Car-Mart Inc.	90,482	9,922
*	Genesco Inc.	206,918	9,916
*	William Lyon Homes Class A	484,752	9,685
*	Houghton Mifflin Harcourt Co.	1,515,797	9,474
*,^	Stitch Fix Inc. Class A	350,075	8,983
*	Michaels Cos. Inc.	1,104,704	8,937
*,^	OneSpaWorld Holdings Ltd.	509,568	8,581
^	Twin River Worldwide Holdings Inc.	321,260	8,240
*	Cooper-Standard Holdings Inc.	244,391	8,104
*,^	GoPro Inc. Class A	1,809,206	7,852
*	Monarch Casino & Resort Inc.	156,952	7,620
	Ruth's Hospitality Group Inc.	349,849	7,614
*	American Outdoor Brands Corp.	806,475	7,484
*	Hibbett Sports Inc.	263,689	7,394
^	Camping World Holdings Inc. Class A	483,625	7,129
^	PetMed Express Inc.	297,407	6,995
	Ethan Allen Interiors Inc.	357,989	6,823
	Johnson Outdoors Inc. Class A	87,974	6,748
*	Chuy's Holdings Inc.	257,031	6,662

5

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Chico's FAS Inc.	1,741,648	6,636
*	Vista Outdoor Inc.	872,436	6,526
*	Regis Corp.	364,302	6,510
*	Lindblad Expeditions Holdings Inc.	397,567	6,500
	Carriage Services Inc. Class A	249,075	6,376
*	Red Robin Gourmet Burgers Inc.	190,174	6,280
*	Motorcar Parts of America Inc.	283,653	6,249
	Winmark Corp.	30,370	6,022
*	Beazer Homes USA Inc.	415,003	5,864
*	Modine Manufacturing Co.	743,907	5,728
	Tupperware Brands Corp.	666,116	5,715
^	GameStop Corp. Class A	939,235	5,711
*	Rubicon Project Inc.	691,977	5,647
*	Unifi Inc.	222,740	5,626
*	Playa Hotels & Resorts NV	668,096	5,612
*	MarineMax Inc.	327,435	5,465
*	American Public Education Inc.	199,312	5,459
*	Golden Entertainment Inc.	281,585	5,412
	Movado Group Inc.	246,540	5,360
*	1-800-Flowers.com Inc. Class A	365,619	5,301
*	Fossil Group Inc.	670,856	5,286
	Cato Corp. Class A	294,678	5,127
	Haverty Furniture Cos. Inc.	250,036	5,041
^	Shoe Carnival Inc.	132,803	4,951
*	PlayAGS Inc.	407,620	4,944
*,^	JC Penney Co. Inc.	4,397,617	4,925
*	Express Inc.	988,856	4,816
	BBX Capital Corp. Class A	980,710	4,678
	Clarus Corp.	344,784	4,675
	Hooker Furniture Corp.	176,140	4,525
*,^	Funko Inc. Class A	257,432	4,418
*,^	RealReal Inc.	233,918	4,409
*	Sportsman's Warehouse Holdings Inc.	545,022	4,377
*	MasterCraft Boat Holdings Inc.	276,717	4,358
*	El Pollo Loco Holdings Inc.	280,972	4,254
*,^	Lumber Liquidators Holdings Inc.	429,282	4,194
*	Del Taco Restaurants Inc.	522,118	4,127
*	Carrols Restaurant Group Inc.	584,762	4,123
*	Lands' End Inc.	238,373	4,005
	Tilly's Inc. Class A	323,580	3,964
	Citi Trends Inc.	168,327	3,892
*	Green Brick Partners Inc.	330,414	3,793
*	Vera Bradley Inc.	310,417	3,663
*	XPEL Inc.	246,462	3,611
*	Conn's Inc.	283,663	3,515
*	ZAGG Inc.	421,612	3,419
*	Drive Shack Inc.	931,410	3,409
*	At Home Group Inc.	614,076	3,377
*,^	GNC Holdings Inc. Class A	1,241,077	3,351
*	Habit Restaurants Inc. Class A	312,028	3,254
*	Century Casinos Inc.	408,393	3,234
^	Tailored Brands Inc.	749,005	3,101
	Rocky Brands Inc.	103,317	3,041
*,^	Overstock.com Inc.	419,376	2,957
	Nathan's Famous Inc.	39,865	2,826
	RCI Hospitality Holdings Inc.	137,612	2,821
*,^	Revolve Group Inc.	150,658	2,766
	Collectors Universe Inc.	115,006	2,651
*	Franchise Group Inc.	112,271	2,605
*	Noodles & Co. Class A	455,461	2,523
*	Target Hospitality Corp.	498,211	2,491
*	Delta Apparel Inc.	79,196	2,463
	Bassett Furniture Industries Inc.	144,743	2,414
*,^	Workhorse Group Inc.	782,836	2,380

6

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*,^	Stage Stores Inc.	290,264	2,357
*	Liquidity Services Inc.	379,983	2,265
*	Barnes & Noble Education Inc.	525,649	2,245
*	Fiesta Restaurant Group Inc.	221,309	2,189
*,^	Lovesac Co.	129,805	2,083
	Flexsteel Industries Inc.	103,832	2,068
	Weyco Group Inc.	77,311	2,045
	Culp Inc.	148,464	2,022
*	Universal Technical Institute Inc.	261,118	2,013
*,^	Party City Holdco Inc.	786,838	1,841
*	Biglari Holdings Inc. Class B	15,877	1,817
	Marine Products Corp.	122,103	1,758
*	Select Interior Concepts Inc. Class A	192,500	1,731
*	J Alexander's Holdings Inc.	179,472	1,716
*	Potbelly Corp.	378,112	1,596
	Superior Group of Cos. Inc.	116,940	1,583
*,^	Duluth Holdings Inc.	145,998	1,537
*	Aspen Group Inc.	187,581	1,501
	Hamilton Beach Brands Holding Co. Class A	76,216	1,456
*	ONE Group Hospitality Inc.	399,760	1,455
*	VOXX International Corp. Class A	331,345	1,451
*	Hovnanian Enterprises Inc. Class A	67,552	1,410
*	Purple Innovation Inc.	160,004	1,394
*	Inspired Entertainment Inc.	195,412	1,319
*	Tuesday Morning Corp.	701,525	1,298
	Escalade Inc.	128,577	1,264
*	Red Lion Hotels Corp.	327,789	1,223
	Superior Industries International Inc.	326,845	1,206
^	Bluegreen Vacations Corp.	110,468	1,142
*,^	Turtle Beach Corp.	117,200	1,108
*,^	Horizon Global Corp.	308,335	1,076
	Lifetime Brands Inc.	154,073	1,071
^	Big 5 Sporting Goods Corp.	348,749	1,046
*	Full House Resorts Inc.	302,969	1,015
*	Lakeland Industries Inc.	93,447	1,009
*,^	Container Store Group Inc.	233,508	985
*	Ascena Retail Group Inc.	124,113	951
	Strattec Security Corp.	41,856	930
*	New Home Co. Inc.	194,068	904
*,^	Vuzix Corp.	438,724	882
*	Legacy Housing Corp.	52,717	877
	Ark Restaurants Corp.	38,576	856
*	Leaf Group Ltd.	213,647	855
*	Zovio Inc. Class A	399,526	823
*	Nautilus Inc.	423,732	742
*	Shiloh Industries Inc.	207,670	739
*	Vince Holding Corp.	39,451	683
*	Destination XL Group Inc.	512,322	656
*	Build-A-Bear Workshop Inc.	196,911	638
*,^	Blue Apron Holdings Inc. Class A	85,950	566
	CSS Industries Inc.	126,546	558
*	Libbey Inc.	354,169	514
	Crown Crafts Inc.	80,356	494
*	Tandy Leather Factory Inc.	82,294	470
*	BBQ Holdings Inc.	115,967	456
*	Biglari Holdings Inc.	733	440
*,^	Francesca's Holdings Corp.	42,358	440
*,^	JAKKS Pacific Inc.	412,051	424
*	US Auto Parts Network Inc.	177,435	390
^	Pier 1 Imports Inc.	59,386	380
*	Kura Sushi USA Inc. Class A	14,279	363
	Educational Development Corp.	57,944	358
*	Town Sports International Holdings Inc.	205,987	352
*	HyreCar Inc.	129,780	341

7

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Dover Motorsports Inc.	181,111	337
*	RTW RetailWinds Inc.	404,818	324
*	Luby's Inc.	146,561	322
*,^	Blink Charging Co.	173,297	322
*	TravelCenters of America Inc.	18,112	311
*	Centric Brands Inc.	142,689	310
*	Greenlane Holdings Inc. Class A	94,720	308
*,^	Waitr Holdings Inc.	941,292	303
*	Lincoln Educational Services Corp.	107,689	291
*,^	Kirkland's Inc.	228,692	284
*,^	Stein Mart Inc.	402,522	269
*	iMedia Brands Inc.	62,800	251
^	J. Jill Inc.	211,775	239
*	Charles & Colvard Ltd.	160,570	228
*	Dixie Group Inc.	168,576	192
*,^	Remark Holdings Inc.	342,927	177
	Unique Fabricating Inc.	45,041	174
*,^	Sequential Brands Group Inc.	507,312	174
*	Rave Restaurant Group Inc.	103,389	171
*,^	Monaker Group Inc.	78,800	170
*	Emerson Radio Corp.	205,039	168
*	Good Times Restaurants Inc.	96,730	154
	AMCON Distributing Co.	2,126	153
*	Iconix Brand Group Inc.	105,013	142
	Flanigan's Enterprises Inc.	6,352	141
*,^	FAT Brands Inc.	30,842	140
*,^	Forward Industries Inc.	115,757	115
*,^	RumbleON Inc. Class B	134,300	111
*	Diversified Restaurant Holdings Inc.	101,747	106
*	Arcimoto Inc.	52,107	84
*	Nova Lifestyle Inc.	42,072	78
*	Sypris Solutions Inc.	86,639	68
*	Lazydays Holdings Inc.	12,000	52
*	Edison Nation Inc.	20,400	41
*	Live Ventures Inc.	5,291	40
	Canterbury Park Holding Corp.	2,730	34
	Lennar Corp. Class A	471	26
	Trans World Entertainment Corp.	12,368	25
*	Genius Brands International Inc.	88,809	24
*	Summer Infant Inc.	85,344	22
	Apex Global Brands Inc.	26,110	20
*	DropCar Inc.	14,134	12
*	Chanticleer Holdings Inc.	19,975	12
*	Toughbuilt Industries Inc.	51,800	10
*	Koss Corp.	4,492	7
	Bowl America Inc. Class A	405	6
*	Comstock Holding Cos. Inc. Class A	2,809	5
	P&F Industries Inc. Class A	574	4
*	XpresSpa Group Inc.	5,426	4
*	CTI Industries Corp.	1,768	1
*	Nephros Inc.	100	1
			8,359,889
Consumer Staples (2.7%)
*	US Foods Holding Corp.	3,111,514	130,341
	Bunge Ltd.	2,002,986	115,272
^	Keurig Dr Pepper Inc.	3,794,374	109,847
*	Post Holdings Inc.	943,849	102,974
	Ingredion Inc.	948,052	88,121
	Casey's General Stores Inc.	526,892	83,771
*	Performance Food Group Co.	1,500,693	77,256
*	Darling Ingredients Inc.	2,296,090	64,474
*	Herbalife Nutrition Ltd.	1,318,270	62,842
	Flowers Foods Inc.	2,727,326	59,292
	Sanderson Farms Inc.	280,534	49,436

8

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Boston Beer Co. Inc. Class A	130,214	49,201
^	Energizer Holdings Inc.	916,484	46,026
	Lancaster Colony Corp.	283,487	45,386
	Spectrum Brands Holdings Inc.	661,367	42,519
*	BJ's Wholesale Club Holdings Inc.	1,745,820	39,700
	J&J Snack Foods Corp.	214,445	39,516
*	TreeHouse Foods Inc.	804,296	39,008
	WD-40 Co.	196,434	38,136
	Avon Products Inc.	6,291,623	35,485
*	Simply Good Foods Co.	1,176,906	33,589
	Nu Skin Enterprises Inc. Class A	791,604	32,440
*	Sprouts Farmers Market Inc.	1,663,599	32,191
*	Hain Celestial Group Inc.	1,153,433	29,937
*	Freshpet Inc.	446,848	26,404
*	Hostess Brands Inc. Class A	1,696,201	24,663
*	Pilgrim's Pride Corp.	749,161	24,509
*	Edgewell Personal Care Co.	747,671	23,148
	Vector Group Ltd.	1,650,023	22,094
	PriceSmart Inc.	305,353	21,686
	Calavo Growers Inc.	230,612	20,891
	Universal Corp.	357,731	20,412
	Coca-Cola Consolidated Inc.	67,848	19,272
	Cal-Maine Foods Inc.	438,908	18,763
	Inter Parfums Inc.	256,846	18,675
^	Medifast Inc.	168,157	18,427
*	Central Garden & Pet Co. Class A	608,439	17,864
^	B&G Foods Inc.	866,413	15,535
	Fresh Del Monte Produce Inc.	440,026	15,392
	Seaboard Corp.	3,620	15,387
*	Grocery Outlet Holding Corp.	447,302	14,515
*	USANA Health Sciences Inc.	182,238	14,315
*	Chefs' Warehouse Inc.	345,353	13,161
^	Rite Aid Corp.	784,003	12,128
	Andersons Inc.	470,362	11,891
*	BellRing Brands Inc. Class A	558,478	11,890
	John B Sanfilippo & Son Inc.	129,245	11,797
*,^	Beyond Meat Inc.	149,500	11,302
^	MGP Ingredients Inc.	191,875	9,296
*,^	HF Foods Group Inc.	472,601	9,216
	Ingles Markets Inc. Class A	187,084	8,888
	Weis Markets Inc.	219,075	8,870
*,^	National Beverage Corp.	170,179	8,683
	SpartanNash Co.	544,984	7,761
^	Tootsie Roll Industries Inc.	214,214	7,313
*	United Natural Foods Inc.	786,731	6,892
*	elf Beauty Inc.	351,696	5,673
*	Primo Water Corp.	498,967	5,601
*	Landec Corp.	451,817	5,110
	Limoneira Co.	232,750	4,476
*	Seneca Foods Corp. Class A	91,928	3,750
^	Turning Point Brands Inc.	129,588	3,706
*	Central Garden & Pet Co.	91,514	2,843
*	Lifevantage Corp.	181,156	2,828
*	Craft Brew Alliance Inc.	162,584	2,683
	Village Super Market Inc. Class A	108,534	2,518
*	Farmer Brothers Co.	164,319	2,475
*,^	Revlon Inc. Class A	111,153	2,381
	Oil-Dri Corp. of America	65,419	2,371
*,^	Celsius Holdings Inc.	400,721	1,935
*	Veru Inc.	556,002	1,863
*,^	22nd Century Group Inc.	1,664,138	1,831
*,^	New Age Beverages Corp.	973,593	1,772
	Alico Inc.	46,718	1,674
	Natural Grocers by Vitamin Cottage Inc.	121,761	1,202

9

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	United-Guardian Inc.	56,697	1,114
*,^	Pyxus International Inc.	118,118	1,056
	Rocky Mountain Chocolate Factory Inc.	96,131	887
*	Nature's Sunshine Products Inc.	93,878	838
*,^	Alkaline Water Co. Inc.	505,193	642
	Natural Health Trends Corp.	116,955	629
*	Natural Alternatives International Inc.	73,591	587
*	RiceBran Technologies	378,072	556
*	S&W Seed Co.	246,506	518
*,^	Arcadia Biosciences Inc.	90,707	497
*,^	Youngevity International Inc.	99,629	325
*	Reed's Inc.	303,758	276
*	Coffee Holding Co. Inc.	55,673	256
*,^	Eastside Distilling Inc.	86,197	254
*	Lifeway Foods Inc.	87,868	175
	Mannatech Inc.	7,785	122
*	Bridgford Foods Corp.	4,554	113
	Ocean Bio-Chem Inc.	19,130	63
*,^	MYOS RENS Technology Inc.	48,910	59
*	Standard Diversified Inc.	1,829	27
*	Reliv International Inc.	4,459	17
*	Ifresh Inc.	36,399	15
*,^	Guardion Health Sciences Inc.	41,925	9
*	Willamette Valley Vineyards Inc.	1,134	8
*	Cyanotech Corp.	2,701	6
			2,003,541
Energy (2.5%)
*	Cheniere Energy Inc.	3,285,725	200,659
	Targa Resources Corp.	3,292,553	134,435
*	WPX Energy Inc.	5,916,874	81,298
	Parsley Energy Inc. Class A	4,010,013	75,829
	Murphy Oil Corp.	2,105,432	56,426
*	Transocean Ltd.	8,094,160	55,688
	PBF Energy Inc. Class A	1,451,349	45,529
	Continental Resources Inc.	1,196,861	41,052
	World Fuel Services Corp.	938,352	40,743
	EQT Corp.	3,574,441	38,961
^	Equitrans Midstream Corp.	2,838,482	37,922
*	Apergy Corp.	1,073,947	36,278
	Delek US Holdings Inc.	1,051,977	35,273
^	Antero Midstream Corp.	4,249,817	32,256
	Kosmos Energy Ltd.	5,051,323	28,793
	Patterson-UTI Energy Inc.	2,718,573	28,545
*	Matador Resources Co.	1,544,625	27,757
*	Callon Petroleum Co.	5,534,100	26,730
	Core Laboratories NV	631,654	23,794
*	Dril-Quip Inc.	498,684	23,393
*	CNX Resources Corp.	2,558,190	22,640
	Cactus Inc. Class A	653,933	22,443
*	PDC Energy Inc.	847,042	22,167
*	Oceaneering International Inc.	1,437,164	21,428
*	Helix Energy Solutions Group Inc.	2,055,249	19,792
*	Southwestern Energy Co.	7,790,281	18,852
*,^	Valaris plc Class A	2,839,797	18,629
	Archrock Inc.	1,831,784	18,391
*	Magnolia Oil & Gas Corp. Class A	1,406,756	17,697
	SM Energy Co.	1,531,901	17,219
	CVR Energy Inc.	423,167	17,109
	QEP Resources Inc.	3,462,447	15,581
	Arch Coal Inc. Class A	216,897	15,560
	NexTier Oilfield Solutions Inc.	2,280,238	15,278
*,^	Renewable Energy Group Inc.	561,280	15,126
*	SRC Energy Inc.	3,524,617	14,521
	Nabors Industries Ltd.	4,861,203	14,000

10

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
^	Range Resources Corp.	2,800,181	13,581
*	Oil States International Inc.	812,944	13,259
*,^	Chesapeake Energy Corp.	15,962,958	13,179
*	Centennial Resource Development Inc. Class A	2,839,123	13,117
*	Oasis Petroleum Inc.	3,991,538	13,012
*	ProPetro Holding Corp.	1,115,181	12,546
*	Par Pacific Holdings Inc.	530,641	12,332
*	SEACOR Holdings Inc.	264,755	11,424
*	International Seaways Inc.	372,800	11,094
*	Tidewater Inc.	550,538	10,614
*,^	Tellurian Inc.	1,359,460	9,897
*	Denbury Resources Inc.	6,874,192	9,693
*,^	Whiting Petroleum Corp.	1,313,796	9,643
^	DMC Global Inc.	212,749	9,561
	Peabody Energy Corp.	1,032,065	9,412
*	Matrix Service Co.	399,771	9,147
*	Antero Resources Corp.	3,163,793	9,017
*	Talos Energy Inc.	295,214	8,901
*	Newpark Resources Inc.	1,377,605	8,638
*	Select Energy Services Inc. Class A	909,797	8,443
	Liberty Oilfield Services Inc. Class A	756,372	8,411
	Brigham Minerals Inc.	379,893	8,145
*	Northern Oil and Gas Inc.	3,274,795	7,663
*	W&T Offshore Inc.	1,369,717	7,616
	Green Plains Inc.	490,465	7,568
*	Frank's International NV	1,406,589	7,272
*,^	Diamond Offshore Drilling Inc.	970,797	6,980
*	Dorian LPG Ltd.	438,559	6,789
	US Silica Holdings Inc.	1,100,737	6,769
*	Bonanza Creek Energy Inc.	284,690	6,645
	Solaris Oilfield Infrastructure Inc. Class A	474,258	6,640
*	Laredo Petroleum Inc.	2,311,023	6,633
*	Gulfport Energy Corp.	2,175,972	6,615
*	Jagged Peak Energy Inc.	765,822	6,502
*,^	California Resources Corp.	717,925	6,483
*	Penn Virginia Corp.	202,274	6,139
*	REX American Resources Corp.	71,481	5,859
	Berry Petroleum Corp.	583,629	5,504
*	CONSOL Energy Inc.	376,772	5,467
*	Diamond S Shipping Inc.	309,681	5,184
*	Clean Energy Fuels Corp.	2,128,303	4,980
*	Noble Corp. plc	3,738,216	4,561
^	RPC Inc.	804,926	4,218
	Falcon Minerals Corp.	587,838	4,150
*	Contango Oil & Gas Co.	1,089,845	4,000
*	SEACOR Marine Holdings Inc.	282,610	3,897
*	TETRA Technologies Inc.	1,796,542	3,521
*	Exterran Corp.	415,579	3,254
*	Era Group Inc.	302,554	3,077
*	Geospace Technologies Corp.	175,438	2,942
	NACCO Industries Inc. Class A	60,211	2,820
*	HighPoint Resources Corp.	1,658,527	2,803
	Evolution Petroleum Corp.	465,204	2,545
	Panhandle Oil and Gas Inc. Class A	223,317	2,503
*,^	Altus Midstream Co. Class A	844,953	2,417
*	Ring Energy Inc.	912,398	2,409
*,^	Extraction Oil & Gas Inc.	1,128,751	2,393
*,^	Uranium Energy Corp.	2,409,184	2,214
*	KLX Energy Services Holdings Inc.	343,817	2,214
*	Natural Gas Services Group Inc.	179,377	2,199
*	Contura Energy Inc.	227,853	2,062
*	Overseas Shipholding Group Inc. Class A	895,213	2,059
*	Forum Energy Technologies Inc.	1,199,939	2,016
	Amplify Energy Corp.	294,559	1,947

11

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Earthstone Energy Inc. Class A	295,017	1,867
*,^	Comstock Resources Inc.	226,527	1,864
*	SandRidge Energy Inc.	435,952	1,848
*	Aspen Aerogels Inc.	236,539	1,836
*,^	McDermott International Inc.	2,645,002	1,790
*	VAALCO Energy Inc.	745,157	1,654
*	Nine Energy Service Inc.	168,829	1,320
*	ION Geophysical Corp.	146,956	1,276
*	RigNet Inc.	184,815	1,220
*	Gulf Island Fabrication Inc.	228,031	1,156
*	Goodrich Petroleum Corp.	113,962	1,144
	Adams Resources & Energy Inc.	26,556	1,011
*,^	Hi-Crush Inc.	1,103,200	974
*,^	Covia Holdings Corp.	464,175	947
*	Montage Resources Corp.	110,776	880
*	Lonestar Resources US Inc. Class A	327,678	855
*	Abraxas Petroleum Corp.	2,401,966	843
*,^	Chaparral Energy Inc. Class A	457,658	805
	Hallador Energy Co.	269,977	802
*,^	Smart Sand Inc.	317,809	801
*	SilverBow Resources Inc.	77,094	763
*	Centrus Energy Corp. Class A	94,105	647
*	US Well Services Inc.	342,236	647
*	Profire Energy Inc.	441,797	641
*	PrimeEnergy Resources Corp.	4,191	634
*	Dawson Geophysical Co.	260,463	625
*	Unit Corp.	825,409	574
*	FTS International Inc.	476,742	496
*,^	Vertex Energy Inc.	318,653	491
*	Independence Contract Drilling Inc.	487,669	486
*,^	Torchlight Energy Resources Inc.	631,684	480
*	NextDecade Corp.	74,778	459
*	NCS Multistage Holdings Inc.	202,955	426
*	Ranger Energy Services Inc.	66,043	425
	Mammoth Energy Services Inc.	180,337	397
*,^	Pacific Ethanol Inc.	606,815	394
*	Mitcham Industries Inc.	137,162	394
*	Quintana Energy Services Inc.	114,748	322
*,^	Lilis Energy Inc.	683,760	260
*	Gevo Inc.	107,879	249
*	TransAtlantic Petroleum Ltd.	337,879	165
*	Rosehill Resources Inc. Class A	125,800	161
*,^	Zion Oil & Gas Inc.	789,909	136
*,^	PEDEVCO Corp.	60,609	101
*,^	Synthesis Energy Systems Inc.	17,323	99
*	Aemetis Inc.	113,906	95
*,^	SAExploration Holdings Inc.	30,043	91
*,^	Enservco Corp.	450,210	84
*	Superior Drilling Products Inc.	91,783	75
	Cimarex Energy Co.	1,068	56
*	Barnwell Industries Inc.	44,204	45
*	ENGlobal Corp.	44,862	44
*,^	New Concept Energy Inc.	29,463	36
	Euronav NV	2,293	29
*	Alta Mesa Resources Inc. Class A	1,665,337	26
*	Tengasco Inc.	47,328	23
*,^	Yuma Energy Inc.	6,544	20
*	Hornbeck Offshore Services Inc.	176,714	19
*,^	Houston American Energy Corp.	93,484	14
*,^	Westwater Resources Inc.	4,747	10
*	US Energy Corp. Wyoming	28,339	9
*	Mexco Energy Corp.	600	2
*	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	19,019	—

12

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*,^,§	Harvest Natural Resources Inc.	133,886	—
			1,836,432
Financials (17.4%)
	Blackstone Group LP	9,374,796	524,426
*	Arch Capital Group Ltd.	5,733,040	245,890
	KKR & Co. Inc. Class A	7,815,931	227,991
*	Markel Corp.	195,913	223,962
	Annaly Capital Management Inc.	20,420,421	192,360
	TD Ameritrade Holding Corp.	3,754,806	186,614
	Fidelity National Financial Inc.	3,900,513	176,888
	Ally Financial Inc.	5,385,068	164,568
*	Alleghany Corp.	204,319	163,367
	AXA Equitable Holdings Inc.	6,227,871	154,327
	Reinsurance Group of America Inc. Class A	892,815	145,582
	FactSet Research Systems Inc.	537,418	144,189
	AGNC Investment Corp.	7,689,547	135,951
	Apollo Global Management LLC	2,836,742	135,341
	Brown & Brown Inc.	3,303,770	130,433
	RenaissanceRe Holdings Ltd.	625,054	122,523
	American Financial Group Inc.	1,072,909	117,644
	SEI Investments Co.	1,785,820	116,936
	Voya Financial Inc.	1,902,416	116,009
	LPL Financial Holdings Inc.	1,146,673	105,781
	Signature Bank	764,042	104,376
	TCF Financial Corp.	2,176,514	101,861
	East West Bancorp Inc.	2,061,644	100,402
	Commerce Bancshares Inc.	1,468,531	99,772
	Starwood Property Trust Inc.	4,001,242	99,471
	Prosperity Bancshares Inc.	1,336,352	96,070
	New Residential Investment Corp.	5,869,512	94,558
	First American Financial Corp.	1,590,006	92,729
	Old Republic International Corp.	4,051,783	90,638
*	Credit Acceptance Corp.	197,250	87,250
	Synovus Financial Corp.	2,067,564	81,049
	Popular Inc.	1,366,544	80,284
	New York Community Bancorp Inc.	6,632,356	79,721
	Cullen/Frost Bankers Inc.	807,622	78,969
*	Athene Holding Ltd. Class A	1,668,008	78,446
	Jefferies Financial Group Inc.	3,591,606	76,753
	Primerica Inc.	587,541	76,709
	Western Alliance Bancorp	1,337,229	76,222
	Hanover Insurance Group Inc.	556,458	76,051
	Eaton Vance Corp.	1,601,969	74,796
	First Horizon National Corp.	4,399,079	72,849
	Essent Group Ltd.	1,396,911	72,625
	Radian Group Inc.	2,852,286	71,764
	Axis Capital Holdings Ltd.	1,195,279	71,047
	Blackstone Mortgage Trust Inc. Class A	1,901,034	70,757
	MGIC Investment Corp.	4,931,981	69,886
	Webster Financial Corp.	1,308,775	69,836
	Kemper Corp.	882,323	68,380
	First Financial Bankshares Inc.	1,945,762	68,296
	First Citizens BancShares Inc. Class A	124,256	66,130
	Assured Guaranty Ltd.	1,345,245	65,944
	Pinnacle Financial Partners Inc.	1,023,502	65,504
	PacWest Bancorp	1,690,140	64,682
	Lazard Ltd. Class A	1,600,122	63,941
	Valley National Bancorp	5,583,275	63,929
	CIT Group Inc.	1,338,162	61,060
	Sterling Bancorp	2,851,825	60,116
*	Brighthouse Financial Inc.	1,531,539	60,082
	Affiliated Managers Group Inc.	695,431	58,931
	Stifel Financial Corp.	970,933	58,887
	FNB Corp.	4,632,241	58,829

13

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Wintrust Financial Corp.	805,597	57,117
	Two Harbors Investment Corp.	3,904,990	57,091
	Glacier Bancorp Inc.	1,222,121	56,205
	United Bankshares Inc.	1,447,389	55,956
	Selective Insurance Group Inc.	854,411	55,699
	IBERIABANK Corp.	741,055	55,453
	Umpqua Holdings Corp.	3,119,780	55,220
	Bank of Hawaii Corp.	579,054	55,103
	Chimera Investment Corp.	2,661,419	54,719
	Janus Henderson Group plc	2,210,342	54,043
	Hancock Whitney Corp.	1,229,057	53,931
	First Hawaiian Inc.	1,866,054	53,836
	SLM Corp.	6,009,553	53,545
	Community Bank System Inc.	734,619	52,114
	Bank OZK	1,705,252	52,019
	Interactive Brokers Group Inc.	1,099,240	51,247
	RLI Corp.	564,759	50,840
	Associated Banc-Corp	2,246,951	49,523
	BankUnited Inc.	1,349,767	49,347
	MFA Financial Inc.	6,437,364	49,246
	FirstCash Inc.	607,748	49,003
	White Mountains Insurance Group Ltd.	43,371	48,381
	OneMain Holdings Inc.	1,074,024	45,270
	Morningstar Inc.	294,669	44,586
	Federated Investors Inc. Class B	1,360,372	44,335
	Old National Bancorp	2,413,996	44,152
	CenterState Bank Corp.	1,766,345	44,123
	Simmons First National Corp. Class A	1,630,760	43,688
	Erie Indemnity Co. Class A	259,629	43,098
*	Enstar Group Ltd.	208,301	43,089
	Home BancShares Inc.	2,190,080	43,057
	Atlantic Union Bankshares Corp.	1,144,200	42,965
	BancorpSouth Bank	1,367,084	42,940
	Tradeweb Markets Inc. Class A	913,068	42,321
	UMB Financial Corp.	615,840	42,271
	Columbia Banking System Inc.	1,023,907	41,658
	South State Corp.	478,703	41,527
	CVB Financial Corp.	1,910,999	41,239
	Legg Mason Inc.	1,144,629	41,104
	Cathay General Bancorp	1,078,947	41,054
	Evercore Inc. Class A	548,067	40,974
	Washington Federal Inc.	1,116,105	40,905
	Independent Bank Corp.	488,579	40,674
	Fulton Financial Corp.	2,318,368	40,409
*	Texas Capital Bancshares Inc.	711,545	40,394
	BOK Financial Corp.	456,663	39,912
	Ameris Bancorp	927,285	39,447
	American Equity Investment Life Holding Co.	1,310,947	39,237
	CNO Financial Group Inc.	2,133,351	38,678
	Ares Management Corp. Class A	1,074,926	38,364
*	Cannae Holdings Inc.	1,028,680	38,257
	Investors Bancorp Inc.	3,148,804	37,518
	Navient Corp.	2,737,347	37,447
	Apollo Commercial Real Estate Finance Inc.	2,005,733	36,685
	WesBanco Inc.	950,756	35,929
	First Financial Bancorp	1,396,912	35,537
	First Midwest Bancorp Inc.	1,535,862	35,417
	International Bancshares Corp.	819,687	35,304
	United Community Banks Inc.	1,122,197	34,653
	Santander Consumer USA Holdings Inc.	1,461,753	34,161
	First BanCorp	3,133,657	33,185
*	LendingTree Inc.	109,315	33,171
	Invesco Mortgage Capital Inc.	1,988,210	33,104
	First Merchants Corp.	791,715	32,927

14

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	WSFS Financial Corp.	746,194	32,825
	Cadence BanCorp Class A	1,799,503	32,625
	Argo Group International Holdings Ltd.	493,196	32,428
*	Genworth Financial Inc. Class A	7,246,670	31,885
	PennyMac Mortgage Investment Trust	1,426,339	31,793
*	NMI Holdings Inc. Class A	955,527	31,704
	Trustmark Corp.	915,586	31,597
	Banner Corp.	530,414	30,016
	Kinsale Capital Group Inc.	290,538	29,536
	Houlihan Lokey Inc. Class A	594,153	29,036
	Renasant Corp.	805,919	28,546
	ProAssurance Corp.	780,067	28,192
	Independent Bank Group Inc.	507,501	28,136
	Capitol Federal Financial Inc.	1,995,193	27,394
	Hope Bancorp Inc.	1,833,091	27,240
	Great Western Bancorp Inc.	782,743	27,193
*	eHealth Inc.	282,771	27,169
	Pacific Premier Bancorp Inc.	826,703	26,955
	Redwood Trust Inc.	1,621,276	26,816
	Walker & Dunlop Inc.	414,561	26,814
	Westamerica Bancorporation	388,594	26,335
	Horace Mann Educators Corp.	598,719	26,140
	New York Mortgage Trust Inc.	4,131,297	25,738
	Ladder Capital Corp. Class A	1,422,247	25,657
	Towne Bank	919,308	25,575
	NBT Bancorp Inc.	616,505	25,005
	Hilltop Holdings Inc.	982,860	24,503
	Artisan Partners Asset Management Inc. Class A	753,672	24,359
	ServisFirst Bancshares Inc.	645,043	24,305
	Northwest Bancshares Inc.	1,433,450	23,838
	BGC Partners Inc. Class A	3,994,985	23,730
	Eagle Bancorp Inc.	477,156	23,204
	Heartland Financial USA Inc.	463,801	23,069
*	Axos Financial Inc.	760,259	23,021
*	PRA Group Inc.	633,363	22,991
	Moelis & Co. Class A	703,669	22,461
	S&T Bancorp Inc.	554,921	22,358
*	Seacoast Banking Corp. of Florida	721,887	22,068
	Hamilton Lane Inc. Class A	370,150	22,061
	National General Holdings Corp.	961,016	21,238
	First Interstate BancSystem Inc. Class A	505,716	21,200
	Provident Financial Services Inc.	850,465	20,964
	Park National Corp.	200,485	20,526
	First Commonwealth Financial Corp.	1,388,456	20,147
	First Busey Corp.	731,878	20,127
	Veritex Holdings Inc.	686,613	20,001
	PennyMac Financial Services Inc.	583,327	19,856
	Berkshire Hills Bancorp Inc.	601,837	19,788
	FGL Holdings	1,856,041	19,767
	Sandy Spring Bancorp Inc.	517,568	19,605
^	Arbor Realty Trust Inc.	1,357,694	19,483
	Safety Insurance Group Inc.	207,048	19,158
	OceanFirst Financial Corp.	745,863	19,049
	Flagstar Bancorp Inc.	497,390	19,025
	Cohen & Steers Inc.	302,662	18,995
	Mercury General Corp.	389,612	18,986
	City Holding Co.	230,289	18,872
	AMERISAFE Inc.	281,434	18,583
*	Blucora Inc.	705,536	18,443
	James River Group Holdings Ltd.	446,732	18,410
	Employers Holdings Inc.	436,825	18,237
	Meta Financial Group Inc.	495,286	18,083
	Enterprise Financial Services Corp.	375,049	18,081
	Brookline Bancorp Inc.	1,092,954	17,990

15

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Lakeland Financial Corp.	362,516	17,738
	First Bancorp	435,494	17,381
	OFG Bancorp	732,795	17,301
	Virtu Financial Inc. Class A	1,080,304	17,274
	Southside Bancshares Inc.	464,028	17,234
	Nelnet Inc. Class A	293,106	17,071
	Piper Jaffray Cos.	212,189	16,962
	CNA Financial Corp.	373,747	16,748
	BancFirst Corp.	262,594	16,396
*	LendingClub Corp.	1,289,187	16,270
	Waddell & Reed Financial Inc. Class A	965,078	16,136
*,^	Trupanion Inc.	426,248	15,967
	Kearny Financial Corp.	1,143,843	15,819
	National Bank Holdings Corp. Class A	446,150	15,713
	Colony Credit Real Estate Inc.	1,191,369	15,678
	TriCo Bancshares	379,980	15,507
	American National Insurance Co.	131,627	15,490
	Heritage Financial Corp.	544,104	15,398
	TPG RE Finance Trust Inc.	758,871	15,382
	Tompkins Financial Corp.	167,048	15,285
*	Green Dot Corp. Class A	647,362	15,084
	Meridian Bancorp Inc.	742,307	14,913
	Granite Point Mortgage Trust Inc.	802,214	14,745
*	Ambac Financial Group Inc.	678,759	14,641
	ARMOUR Residential REIT Inc.	810,391	14,482
	TFS Financial Corp.	717,210	14,115
	United Fire Group Inc.	314,756	13,764
*	Encore Capital Group Inc.	387,399	13,698
	Stewart Information Services Corp.	329,908	13,457
	Boston Private Financial Holdings Inc.	1,114,379	13,406
*	Mr Cooper Group Inc.	1,038,608	12,993
	Carolina Financial Corp.	298,509	12,905
*	Focus Financial Partners Inc. Class A	430,185	12,678
*	Triumph Bancorp Inc.	331,074	12,587
	Stock Yards Bancorp Inc.	303,168	12,448
	Lakeland Bancorp Inc.	710,801	12,354
	German American Bancorp Inc.	344,616	12,275
*	HomeStreet Inc.	360,276	12,249
	PJT Partners Inc.	270,672	12,215
*	Third Point Reinsurance Ltd.	1,134,866	11,939
*	Enova International Inc.	493,718	11,879
	Central Pacific Financial Corp.	399,881	11,828
	Universal Insurance Holdings Inc.	421,988	11,811
	TrustCo Bank Corp. NY	1,360,157	11,793
	1st Source Corp.	225,166	11,682
	ConnectOne Bancorp Inc.	451,034	11,601
*	INTL. FCStone Inc.	236,198	11,534
	Univest Financial Corp.	429,965	11,514
	Bryn Mawr Bank Corp.	278,945	11,504
	Capstead Mortgage Corp.	1,442,674	11,426
	Preferred Bank	189,629	11,395
	Banc of California Inc.	649,900	11,165
*	Columbia Financial Inc.	656,074	11,114
	Washington Trust Bancorp Inc.	206,109	11,087
	Heritage Commerce Corp.	860,267	11,037
*	MBIA Inc.	1,169,635	10,878
	Community Trust Bancorp Inc.	230,688	10,759
	Camden National Corp.	230,445	10,614
	Virtus Investment Partners Inc.	87,119	10,604
	Horizon Bancorp Inc.	555,535	10,555
	Great Southern Bancorp Inc.	165,282	10,466
	Northfield Bancorp Inc.	614,867	10,428
	Federal Agricultural Mortgage Corp.	124,201	10,371
*	Customers Bancorp Inc.	430,884	10,259

16

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	National Western Life Group Inc. Class A	34,881	10,146
*	Allegiance Bancshares Inc.	269,012	10,115
	Peoples Bancorp Inc.	284,402	9,857
	Brightsphere Investment Group Inc.	953,787	9,748
*	TriState Capital Holdings Inc.	367,578	9,601
	FB Financial Corp.	241,955	9,579
	First Bancshares Inc.	269,321	9,566
*	Nicolet Bankshares Inc.	129,516	9,565
*	HarborOne Bancorp Inc.	860,345	9,455
	Ellington Financial Inc.	515,518	9,449
	Dime Community Bancshares Inc.	448,393	9,367
	First Defiance Financial Corp.	295,531	9,306
	QCR Holdings Inc.	211,856	9,292
*	Palomar Holdings Inc. Class A	183,946	9,287
	First Foundation Inc.	525,462	9,143
*	Bancorp Inc.	703,731	9,127
	United Community Financial Corp.	776,680	9,056
	Mercantile Bank Corp.	244,704	8,924
	First of Long Island Corp.	352,499	8,841
	Opus Bank	334,445	8,652
	Midland States Bancorp Inc.	298,182	8,635
	WisdomTree Investments Inc.	1,777,914	8,605
	Western Asset Mortgage Capital Corp.	813,254	8,401
	Origin Bancorp Inc.	221,606	8,386
	Arrow Financial Corp.	221,283	8,365
	Hanmi Financial Corp.	417,915	8,356
	Flushing Financial Corp.	385,908	8,338
	Bank of Marin Bancorp	185,056	8,337
	Bridge Bancorp Inc.	244,863	8,210
	First Financial Corp.	179,090	8,188
*	Carter Bank & Trust	335,685	7,962
	State Auto Financial Corp.	256,571	7,959
	Waterstone Financial Inc.	417,326	7,942
	Financial Institutions Inc.	244,444	7,847
	Independent Bank Corp.	343,290	7,776
	FBL Financial Group Inc. Class A	130,650	7,699
	AG Mortgage Investment Trust Inc.	499,192	7,698
	People's Utah Bancorp	255,093	7,683
	Live Oak Bancshares Inc.	391,753	7,447
	Peapack Gladstone Financial Corp.	235,868	7,288
	Ready Capital Corp.	461,864	7,122
*	Equity Bancshares Inc. Class A	227,947	7,037
	CBTX Inc.	225,019	7,003
*	Amerant Bancorp Inc.	321,061	6,996
	Diamond Hill Investment Group Inc.	49,571	6,963
*	World Acceptance Corp.	80,414	6,948
	CNB Financial Corp.	211,786	6,921
	Ares Commercial Real Estate Corp.	427,549	6,772
	Franklin Financial Network Inc.	194,254	6,669
^	Goosehead Insurance Inc. Class A	156,773	6,647
*	Cowen Inc. Class A	421,004	6,631
	KKR Real Estate Finance Trust Inc.	313,860	6,409
	HomeTrust Bancshares Inc.	237,318	6,367
	Byline Bancorp Inc.	313,135	6,128
	First Community Bankshares Inc.	197,196	6,117
	Sierra Bancorp	209,625	6,104
	Bar Harbor Bankshares	237,373	6,027
	Farmers National Banc Corp.	367,847	6,003
	Ladenburg Thalmann Financial Services Inc.	1,723,191	5,997
	West Bancorporation Inc.	232,853	5,968
	MidWestOne Financial Group Inc.	162,214	5,877
	Capital City Bank Group Inc.	191,995	5,856
	Exantas Capital Corp.	495,098	5,847
*	Atlantic Capital Bancshares Inc.	317,561	5,827

17

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	First Mid Bancshares Inc.	163,291	5,756
	Republic Bancorp Inc.Class A	121,430	5,683
	Dynex Capital Inc.	335,466	5,683
^	Orchid Island Capital Inc.	963,109	5,634
	Old Second Bancorp Inc.	417,205	5,620
	B. Riley Financial Inc.	221,379	5,574
*	EZCORP Inc. Class A	807,721	5,509
	American National Bankshares Inc.	138,845	5,494
	Citizens & Northern Corp.	192,595	5,441
	Civista Bancshares Inc.	223,449	5,363
	PCSB Financial Corp.	253,112	5,126
	Heritage Insurance Holdings Inc.	377,019	4,996
*	Spirit of Texas Bancshares Inc.	214,198	4,927
	HCI Group Inc.	106,361	4,855
	Southern National Bancorp of Virginia Inc.	296,548	4,849
*	Donnelley Financial Solutions Inc.	460,921	4,826
*	Citizens Inc. Class A	710,407	4,795
	Hingham Institution for Savings	22,809	4,794
	Sculptor Capital Management Inc. Class A	215,294	4,758
	Cambridge Bancorp	58,556	4,693
	Peoples Financial Services Corp.	92,436	4,654
^	Victory Capital Holdings Inc. Class A	220,296	4,620
*	Metropolitan Bank Holding Corp.	95,562	4,609
	MutualFirst Financial Inc.	112,580	4,466
	Business First Bancshares Inc.	178,897	4,460
^	Bank First Corp.	63,616	4,454
	Anworth Mortgage Asset Corp.	1,263,280	4,447
	United Insurance Holdings Corp.	351,335	4,430
*	Southern First Bancshares Inc.	104,217	4,428
	Amalgamated Bank Class A	223,947	4,356
	Farmers & Merchants Bancorp Inc.	142,433	4,294
*	Regional Management Corp.	142,709	4,286
*	Greenlight Capital Re Ltd. Class A	417,905	4,225
*	BRP Group Inc. Class A	262,727	4,217
	Merchants Bancorp	208,918	4,118
	First Bancorp Inc.	136,159	4,116
	Home Bancorp Inc.	103,208	4,045
	National Bankshares Inc.	88,924	3,995
	RBB Bancorp	187,762	3,975
	Oppenheimer Holdings Inc. Class A	144,218	3,963
	Northrim BanCorp Inc.	102,156	3,913
	Territorial Bancorp Inc.	125,627	3,887
	SmartFinancial Inc.	162,204	3,836
*	Baycom Corp.	166,049	3,776
	Southern Missouri Bancorp Inc.	96,799	3,713
	Cherry Hill Mortgage Investment Corp.	254,322	3,711
	Macatawa Bank Corp.	333,037	3,707
	FS Bancorp Inc.	57,505	3,668
	Enterprise Bancorp Inc.	105,588	3,576
	Greenhill & Co. Inc.	209,221	3,574
*	Howard Bancorp Inc.	209,553	3,537
	Westwood Holdings Group Inc.	118,862	3,521
*	Bridgewater Bancshares Inc.	255,465	3,520
	Century Bancorp Inc. Class A	39,130	3,520
	Safeguard Scientifics Inc.	317,551	3,487
^	Arlington Asset Investment Corp. Class A	616,544	3,434
	ACNB Corp.	90,575	3,426
	Guaranty Bancshares Inc.	102,111	3,357
	First Internet Bancorp	140,291	3,326
	Mid Penn Bancorp Inc.	115,488	3,326
	Ames National Corp.	118,092	3,314
	Great Ajax Corp.	219,885	3,257
*	Assetmark Financial Holdings Inc.	112,135	3,254
	Summit Financial Group Inc.	119,570	3,239

18

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	First Choice Bancorp	119,990	3,235
	Investors Title Co.	20,149	3,208
	Investar Holding Corp.	132,768	3,186
	Western New England Bancorp Inc.	330,798	3,186
*	Entegra Financial Corp.	105,112	3,170
*	Republic First Bancorp Inc.	756,181	3,161
*,^	Health Insurance Innovations Inc. Class A	163,359	3,151
	Capstar Financial Holdings Inc.	188,394	3,137
*	On Deck Capital Inc.	756,961	3,134
	LCNB Corp.	160,966	3,107
	Orrstown Financial Services Inc.	137,192	3,103
	First Business Financial Services Inc.	116,955	3,079
	Penns Woods Bancorp Inc.	85,255	3,032
	Norwood Financial Corp.	76,967	2,994
	Independence Holding Co.	70,062	2,948
	MVB Financial Corp.	117,811	2,936
	Reliant Bancorp Inc.	130,657	2,906
	PCB Bancorp	166,444	2,876
	Tiptree Inc.	347,173	2,826
*	Hallmark Financial Services Inc.	160,836	2,826
	First Northwest Bancorp	154,578	2,803
*	Select Bancorp Inc.	225,202	2,770
	Luther Burbank Corp.	239,638	2,763
	Crawford & Co. Class B	269,380	2,734
	Codorus Valley Bancorp Inc.	118,516	2,729
	Central Valley Community Bancorp	125,718	2,724
*	Esquire Financial Holdings Inc.	104,052	2,713
	Parke Bancorp Inc.	106,511	2,704
	Shore Bancshares Inc.	154,409	2,681
	BankFinancial Corp.	204,346	2,673
	Evans Bancorp Inc.	66,458	2,665
	Marlin Business Services Corp.	119,039	2,616
	Timberland Bancorp Inc.	87,696	2,608
	Community Financial Corp.	73,134	2,601
	Protective Insurance Corp. Class B	160,081	2,576
^	Fidelity D&D Bancorp Inc.	41,088	2,556
	Citizens Community Bancorp Inc.	208,166	2,544
	Premier Financial Bancorp Inc.	137,424	2,493
	Bank of Commerce Holdings	214,448	2,481
	FedNat Holding Co.	148,849	2,475
	Middlefield Banc Corp.	94,048	2,454
	Global Indemnity Ltd.	82,731	2,451
*	Oportun Financial Corp.	102,982	2,451
	Community Bankers Trust Corp.	275,595	2,447
	First United Corp.	101,549	2,446
	Peoples Bancorp of North Carolina Inc.	74,425	2,445
	First Bank	221,122	2,443
	1st Constitution Bancorp	110,376	2,443
*	Curo Group Holdings Corp.	199,879	2,435
	Bank of Princeton	75,810	2,387
	First Guaranty Bancshares Inc.	109,278	2,379
*	Malvern Bancorp Inc.	102,938	2,377
*	HBT Financial Inc.	122,400	2,324
	Northeast Bank	102,577	2,256
	ESSA Bancorp Inc.	133,034	2,255
	Mackinac Financial Corp.	128,400	2,242
	BCB Bancorp Inc.	160,168	2,209
*	Ocwen Financial Corp.	1,609,688	2,205
	Unity Bancorp Inc.	96,925	2,188
	Bankwell Financial Group Inc.	75,757	2,185
	CB Financial Services Inc.	71,072	2,142
	United Security Bancshares	196,870	2,112
	Riverview Bancorp Inc.	256,932	2,109
*	Richmond Mutual Bancorporation Inc.	130,939	2,090

19

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Coastal Financial Corp.	126,394	2,082
	SB One Bancorp	82,108	2,046
	Donegal Group Inc. Class A	138,033	2,046
	Sterling Bancorp Inc.	251,548	2,038
	Associated Capital Group Inc. Class A	51,604	2,023
*	NI Holdings Inc.	117,411	2,019
	C&F Financial Corp.	36,486	2,019
*	MainStreet Bancshares Inc.	87,486	2,012
*	FVCBankcorp Inc.	113,665	1,986
	Chemung Financial Corp.	46,289	1,967
	Provident Financial Holdings Inc.	89,437	1,959
	Pzena Investment Management Inc. Class A	224,114	1,932
	Two River Bancorp	84,120	1,884
	Ellington Residential Mortgage REIT	173,140	1,879
	First Community Corp.	86,350	1,866
	Ohio Valley Banc Corp.	45,934	1,820
*	MMA Capital Holdings Inc.	56,912	1,810
	County Bancorp Inc.	70,459	1,806
	Franklin Financial Services Corp.	46,185	1,787
*	ProSight Global Inc.	109,726	1,770
	Hawthorn Bancshares Inc.	68,177	1,739
	FNCB Bancorp Inc.	204,000	1,724
*	Pacific Mercantile Bancorp	212,182	1,723
	First Capital Inc.	22,806	1,665
*	Meridian Corp.	82,000	1,656
	Standard AVB Financial Corp.	54,796	1,642
*	Provident Bancorp Inc.	128,185	1,596
	Oak Valley Bancorp	80,206	1,561
	Eagle Bancorp Montana Inc.	72,809	1,557
	First Financial Northwest Inc.	103,776	1,550
	Alerus Financial Corp.	65,300	1,492
	First Savings Financial Group Inc.	21,830	1,465
*	Silvergate Capital Corp. Class A	92,000	1,464
	Prudential Bancorp Inc.	78,523	1,455
*	Medallion Financial Corp.	198,514	1,443
	GAMCO Investors Inc. Class A	73,907	1,440
	SB Financial Group Inc.	71,886	1,415
	Union Bankshares Inc.	38,465	1,395
	First National Corp.	64,822	1,387
*	Carolina Trust Bancshares Inc.	106,092	1,385
*	Security National Financial Corp. Class A	233,561	1,366
*	PDL Community Bancorp	92,505	1,360
*	Watford Holdings Ltd.	53,134	1,337
	Colony Bankcorp Inc.	79,731	1,316
	Severn Bancorp Inc.	139,320	1,297
	Salisbury Bancorp Inc.	26,498	1,210
	Citizens Holding Co.	54,367	1,190
	South Plains Financial Inc.	56,000	1,169
	Old Point Financial Corp.	42,408	1,166
	American River Bankshares	77,554	1,153
	Sachem Capital Corp.	264,111	1,146
	GAIN Capital Holdings Inc.	285,494	1,128
	Level One Bancorp Inc.	44,589	1,122
	AmeriServ Financial Inc.	243,264	1,022
	Summit State Bank	78,386	1,016
*	Elevate Credit Inc.	228,293	1,016
*	HMN Financial Inc.	47,410	996
	Plumas Bancorp	37,646	993
	Silvercrest Asset Management Group Inc. Class A	78,526	988
	Guaranty Federal Bancshares Inc.	38,891	980
	United Bancorp Inc.	67,245	962
	Kingstone Cos. Inc.	123,825	960
*,^	Impac Mortgage Holdings Inc.	181,158	953
*	Capital Bancorp Inc.	63,563	946

20

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Federal Agricultural Mortgage Corp. Class A	12,586	937
*	Great Elm Capital Group Inc.	276,253	923
	Crawford & Co. Class A	78,780	904
^	Auburn National Bancorporation Inc.	17,043	903
	PB Bancorp Inc.	59,458	901
	First US Bancshares Inc.	77,118	895
*,^	Bancorp of New Jersey Inc.	49,915	893
*	Central Federal Corp.	63,590	887
*	Nicholas Financial Inc.	107,396	885
*	CrossFirst Bankshares Inc.	58,003	836
	IF Bancorp Inc.	36,116	831
	Sound Financial Bancorp Inc.	22,640	815
*	Atlanticus Holdings Corp.	87,883	792
	MSB Financial Corp.	42,744	769
	Donegal Group Inc. Class B	63,192	762
*	Maiden Holdings Ltd.	986,848	740
	Greene County Bancorp Inc.	25,256	727
	Bancorp 34 Inc.	46,824	715
*	Consumer Portfolio Services Inc.	209,871	707
*	Siebert Financial Corp.	80,324	695
	Bank7 Corp.	35,700	677
	Hunt Cos. Finance Trust Inc.	203,294	657
*	Randolph Bancorp Inc.	36,223	639
	Community West Bancshares	54,114	601
	Wellesley Bank	13,247	596
^	Hennessy Advisors Inc.	57,467	579
	OP Bancorp	54,798	568
	Landmark Bancorp Inc.	19,539	489
	Manhattan Bridge Capital Inc.	76,762	488
	Emclaire Financial Corp.	14,818	482
	Manning & Napier Inc.	271,519	472
*	Limestone Bancorp Inc.	26,219	472
	Tremont Mortgage Trust	94,591	469
*	Ashford Inc.	19,599	463
*	FlexShopper Inc.	181,219	458
*	Pioneer Bancorp Inc.	29,739	455
	Bank of South Carolina Corp.	23,821	447
	Pathfinder Bancorp Inc.	31,500	438
	Blue Capital Reinsurance Holdings Ltd.	59,014	405
	Oconee Federal Financial Corp.	13,333	348
*	A-Mark Precious Metals Inc.	38,995	323
*	First Western Financial Inc.	19,296	318
	United Bancshares Inc.	13,889	315
	Elmira Savings Bank	20,034	303
	Southwest Georgia Financial Corp.	7,875	276
	Fauquier Bankshares Inc.	12,871	273
*	Rhinebeck Bancorp Inc.	21,520	243
	US Global Investors Inc. Class A	159,768	230
*	Asta Funding Inc.	18,311	189
	Bank of the James Financial Group Inc.	12,209	186
	Medley Management Inc. Class A	53,857	159
*	CBM Bancorp Inc.	10,538	149
	Mid-Southern Bancorp Inc.	10,233	137
*	Magyar Bancorp Inc.	10,465	128
	Riverview Financial Corp.	10,048	126
	Glen Burnie Bancorp	9,237	106
*	Conifer Holdings Inc.	24,973	100
*	FFBW Inc.	8,563	99
*	Community First Bancshares Inc.	7,805	89
	Home Federal Bancorp Inc.	2,217	79
	Kentucky First Federal Bancorp	9,399	73
*	Kingsway Financial Services Inc.	39,077	73
*	Atlas Financial Holdings Inc.	163,656	71
*	1347 Property Insurance Holdings Inc.	10,409	57

21

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2019

			Market Value
		Shares	($000)
	Value Line Inc.	1,919	55
*	Village Bank and Trust Financial Corp.	1,338	50
	Ottawa Bancorp Inc.	3,322	46
	Patriot National Bancorp Inc.	3,079	39
*	FSB Bancorp Inc.	2,176	37
*	ICC Holdings Inc.	2,593	36
*	Broadway Financial Corp.	22,638	35
*	National Holdings Corp.	13,459	34
*	GWG Holdings Inc.	2,941	29
	National Security Group Inc.	1,272	19
*,^	LM Funding America Inc.	19,336	15
*	HV Bancorp Inc.	525	9
*	Unico American Corp.	1,377	9
	Atlantic American Corp.	2,591	5
	Lake Shore Bancorp Inc.	300	5
	WVS Financial Corp.	100	2
*	Carver Bancorp Inc.	445	1
*	National Holdings Corp. Warrants Exp. 01/18/2022	7,766	1
	Cohen & Co. Inc.	64	—
			12,960,700
Health Care (13.4%)
*	DexCom Inc.	1,294,008	283,051
*	Veeva Systems Inc. Class A	1,868,619	262,840
*	BioMarin Pharmaceutical Inc.	2,555,074	216,032
*	Seattle Genetics Inc.	1,631,911	186,462
*	Exact Sciences Corp.	1,984,320	183,510
*	Alnylam Pharmaceuticals Inc.	1,584,597	182,498
	West Pharmaceutical Services Inc.	1,049,923	157,835
*	Elanco Animal Health Inc.	5,314,877	156,523
*	Insulet Corp.	877,777	150,275
*	Neurocrine Biosciences Inc.	1,311,065	140,926
*	Sarepta Therapeutics Inc.	1,006,687	129,903
*	Molina Healthcare Inc.	890,192	120,790
*	Jazz Pharmaceuticals plc	805,807	120,291
	Bio-Techne Corp.	542,087	118,994
*	Catalent Inc.	2,082,239	117,230
*	Bio-Rad Laboratories Inc. Class A	307,106	113,638
*	Masimo Corp.	696,852	110,144
*	Ionis Pharmaceuticals Inc.	1,822,214	110,080
	Hill-Rom Holdings Inc.	949,014	107,742
*	Charles River Laboratories International Inc.	692,921	105,851
	Chemed Corp.	228,444	100,346
*	PRA Health Sciences Inc.	898,240	99,839
	Encompass Health Corp.	1,398,899	96,902
*	Horizon Therapeutics plc	2,646,608	95,807
*	Arrowhead Pharmaceuticals Inc.	1,421,908	90,192
*	Medicines Co.	1,056,739	89,759
*,^	Teladoc Health Inc.	1,021,822	85,547
*	Haemonetics Corp.	722,656	83,033
*	Amedisys Inc.	457,763	76,410
*	Exelixis Inc.	4,305,521	75,863
*	Penumbra Inc.	452,962	74,408
*	HealthEquity Inc.	1,004,298	74,388
*	Reata Pharmaceuticals Inc. Class A	359,948	73,584
	Bruker Corp.	1,436,785	73,233
*	Bluebird Bio Inc.	787,307	69,086
*	ACADIA Pharmaceuticals Inc.	1,587,938	67,932
*	Global Blood Therapeutics Inc.	851,105	67,654
*	Envista Holdings Corp.	2,255,963	66,867
*	Globus Medical Inc.	1,091,136	64,246
*	Mirati Therapeutics Inc.	483,279	62,275
*	Repligen Corp.	664,685	61,483
*	Integra LifeSciences Holdings Corp.	1,009,890	58,856
*	LHC Group Inc.	419,864	57,840

22

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2019

			Market Value
		Shares	($000)
*,^	Moderna Inc.	2,919,789	57,111
*	Avantor Inc.	3,142,387	57,034
*	NuVasive Inc.	735,450	56,880
*	Tenet Healthcare Corp.	1,482,746	56,389
*	Immunomedics Inc.	2,619,820	55,435
*	Blueprint Medicines Corp.	691,647	55,408
*	Wright Medical Group NV	1,807,454	55,091
*	United Therapeutics Corp.	620,688	54,670
*	Nektar Therapeutics Class A	2,511,577	54,212
*	Sage Therapeutics Inc.	742,410	53,595
*	Syneos Health Inc.	887,429	52,780
*	Nevro Corp.	441,207	51,859
*	LivaNova plc	686,095	51,752
*	ICU Medical Inc.	274,170	51,303
*	Omnicell Inc.	592,655	48,432
*	Neogen Corp.	741,070	48,362
*	MyoKardia Inc.	661,348	48,202
*	Tandem Diabetes Care Inc.	800,500	47,718
*	FibroGen Inc.	1,106,653	47,464
*	Iovance Biotherapeutics Inc.	1,651,960	45,726
	CONMED Corp.	404,523	45,238
*	Alkermes plc	2,215,430	45,195
*	Guardant Health Inc.	573,498	44,813
*	Intercept Pharmaceuticals Inc.	353,959	43,863
*	NeoGenomics Inc.	1,498,822	43,841
*	PTC Therapeutics Inc.	879,724	42,253
*	Acadia Healthcare Co. Inc.	1,263,003	41,957
*	AMN Healthcare Services Inc.	665,323	41,456
*	Quidel Corp.	547,524	41,081
*	Agios Pharmaceuticals Inc.	850,728	40,622
*,^	Axsome Therapeutics Inc.	379,075	39,181
*	Audentes Therapeutics Inc.	654,296	39,153
	Cantel Medical Corp.	536,144	38,013
*	Integer Holdings Corp.	465,606	37,449
*	HMS Holdings Corp.	1,231,982	36,467
*	Amicus Therapeutics Inc.	3,689,999	35,941
*	Premier Inc. Class A	947,300	35,884
*	Select Medical Holdings Corp.	1,524,559	35,583
*	Acceleron Pharma Inc.	662,061	35,103
*,^	Allakos Inc.	346,909	33,081
*	Emergent BioSolutions Inc.	611,399	32,985
*	MEDNAX Inc.	1,184,440	32,916
*	Ultragenyx Pharmaceutical Inc.	768,740	32,833
*	Medpace Holdings Inc.	387,720	32,592
	Ensign Group Inc.	717,580	32,557
*	ArQule Inc.	1,604,508	32,026
*	Momenta Pharmaceuticals Inc.	1,616,628	31,896
*	Arena Pharmaceuticals Inc.	701,441	31,859
*	Biohaven Pharmaceutical Holding Co. Ltd.	573,384	31,215
*	Halozyme Therapeutics Inc.	1,754,619	31,109
*	Natera Inc.	918,859	30,956
*	Zogenix Inc.	591,976	30,860
*	Insmed Inc.	1,288,633	30,773
*	Glaukos Corp.	558,190	30,405
*	Ironwood Pharmaceuticals Inc. Class A	2,188,358	29,127
*	Myriad Genetics Inc.	1,062,919	28,943
*	Prestige Consumer Healthcare Inc.	706,208	28,601
*	Epizyme Inc.	1,073,211	26,401
*	Heron Therapeutics Inc.	1,121,953	26,366
*	Pacira BioSciences Inc.	579,607	26,256
*	Ligand Pharmaceuticals Inc.	251,409	26,219
*	Merit Medical Systems Inc.	805,356	25,143
	Patterson Cos. Inc.	1,223,509	25,057
*	iRhythm Technologies Inc.	364,950	24,849

23

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2019

			Market Value
		Shares	($000)
*	Kodiak Sciences Inc.	343,609	24,723
*	Cardiovascular Systems Inc.	504,285	24,503
*	Xencor Inc.	712,088	24,489
*	Magellan Health Inc.	303,044	23,713
*	Ra Pharmaceuticals Inc.	500,952	23,510
*	Portola Pharmaceuticals Inc.	983,688	23,490
*	Avanos Medical Inc.	687,928	23,183
*	Allscripts Healthcare Solutions Inc.	2,317,728	22,749
*	BioTelemetry Inc.	489,641	22,670
*	ChemoCentryx Inc.	560,781	22,179
*,^	Esperion Therapeutics Inc.	365,790	21,812
*	Editas Medicine Inc.	734,243	21,741
*	Inovalon Holdings Inc. Class A	1,100,252	20,707
*	Intra-Cellular Therapies Inc.	601,113	20,624
*,^	Invitae Corp.	1,257,259	20,280
*	Aimmune Therapeutics Inc.	602,180	20,155
	US Physical Therapy Inc.	174,754	19,983
*	R1 RCM Inc.	1,468,743	19,064
*	AtriCure Inc.	579,010	18,824
*	Addus HomeCare Corp.	192,441	18,709
*	Covetrus Inc.	1,412,706	18,648
*	REGENXBIO Inc.	453,596	18,584
*	Tactile Systems Technology Inc.	273,709	18,478
*	Brookdale Senior Living Inc.	2,533,263	18,417
*,^	Allogene Therapeutics Inc.	702,724	18,257
*	Inogen Inc.	263,248	17,988
*	Corcept Therapeutics Inc.	1,479,032	17,896
*	Apellis Pharmaceuticals Inc.	566,499	17,346
*,^	Denali Therapeutics Inc.	993,697	17,310
*	Fate Therapeutics Inc.	878,512	17,193
*	Veracyte Inc.	613,566	17,131
*	Dicerna Pharmaceuticals Inc.	772,026	17,008
*	Supernus Pharmaceuticals Inc.	712,036	16,890
*	Deciphera Pharmaceuticals Inc.	264,333	16,452
*	Forty Seven Inc.	416,057	16,380
	Atrion Corp.	21,231	15,955
*	Coherus Biosciences Inc.	870,348	15,671
*	Inspire Medical Systems Inc.	210,721	15,638
*	Varex Imaging Corp.	522,599	15,579
*	Natus Medical Inc.	465,901	15,370
*	Theravance Biopharma Inc.	587,003	15,198
*	Hanger Inc.	545,474	15,061
*	Tricida Inc.	391,351	14,770
*	STAAR Surgical Co.	415,996	14,631
*	Enanta Pharmaceuticals Inc.	236,453	14,608
*	Karyopharm Therapeutics Inc.	761,328	14,595
*,^	Aerie Pharmaceuticals Inc.	598,972	14,477
	Mesa Laboratories Inc.	57,609	14,368
*	Sangamo Therapeutics Inc.	1,699,649	14,226
*	Principia Biopharma Inc.	259,563	14,219
	National HealthCare Corp.	163,839	14,161
	Luminex Corp.	610,898	14,148
*	CryoLife Inc.	516,967	14,005
*	Innoviva Inc.	972,771	13,774
*	NanoString Technologies Inc.	488,963	13,603
*	Endo International plc	2,897,002	13,587
*,^	Tabula Rasa HealthCare Inc.	269,650	13,127
*	Atara Biotherapeutics Inc.	792,824	13,058
*	Vanda Pharmaceuticals Inc.	787,920	12,930
*	TG Therapeutics Inc.	1,160,965	12,887
*	Tivity Health Inc.	626,062	12,737
*	Radius Health Inc.	624,956	12,599
*	RadNet Inc.	614,969	12,484
*	Achillion Pharmaceuticals Inc.	2,027,292	12,225

24

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2019

			Market Value
		Shares	($000)
*	Madrigal Pharmaceuticals Inc.	134,021	12,211
*	Pennant Group Inc.	364,750	12,062
*	Turning Point Therapeutics Inc.	192,370	11,983
*	CareDx Inc.	554,803	11,967
*	Lantheus Holdings Inc.	573,677	11,766
*	10X Genomics Inc. Class A	154,248	11,761
*	Orthofix Medical Inc.	253,766	11,719
*	Codexis Inc.	724,910	11,591
*	Intersect ENT Inc.	464,389	11,563
*	NextGen Healthcare Inc.	714,695	11,485
*	Vericel Corp.	657,205	11,435
*	Rocket Pharmaceuticals Inc.	493,701	11,237
*	ImmunoGen Inc.	2,200,696	11,235
*,^	ZIOPHARM Oncology Inc.	2,337,506	11,033
*	Anika Therapeutics Inc.	210,267	10,902
*	Athenex Inc.	712,927	10,886
*	Pacific Biosciences of California Inc.	2,076,189	10,672
	National Research Corp.	161,617	10,657
*,^	Bridgebio Pharma Inc.	302,885	10,616
*	Antares Pharma Inc.	2,249,061	10,571
*	Change Healthcare Inc.	644,871	10,569
*	Constellation Pharmaceuticals Inc.	222,229	10,469
*	Durect Corp.	2,743,577	10,426
*	CorVel Corp.	118,531	10,355
*	Flexion Therapeutics Inc.	500,004	10,350
*	Revance Therapeutics Inc.	635,020	10,306
*,^	Omeros Corp.	725,487	10,222
*	G1 Therapeutics Inc.	385,200	10,181
*	Akebia Therapeutics Inc.	1,606,070	10,150
*	Dermira Inc.	666,182	10,099
*	Heska Corp.	105,077	10,081
*	Evolent Health Inc. Class A	1,103,060	9,983
*	Providence Service Corp.	167,375	9,905
*,^	Cara Therapeutics Inc.	608,834	9,808
*	Rhythm Pharmaceuticals Inc.	424,713	9,751
*	Vocera Communications Inc.	467,839	9,712
*	HealthStream Inc.	348,237	9,472
*	Kadmon Holdings Inc.	2,057,377	9,320
*	Cytokinetics Inc.	869,010	9,220
*	Eagle Pharmaceuticals Inc.	152,520	9,163
*	Axogen Inc.	507,355	9,077
*,^	OPKO Health Inc.	6,156,568	9,050
*,^	Karuna Therapeutics Inc.	119,792	9,025
*	Adverum Biotechnologies Inc.	781,048	8,998
*	AngioDynamics Inc.	560,630	8,976
*	Collegium Pharmaceutical Inc.	433,327	8,918
*	Krystal Biotech Inc.	160,957	8,914
	LeMaitre Vascular Inc.	246,680	8,868
*	Retrophin Inc.	624,458	8,867
*	Amphastar Pharmaceuticals Inc.	458,237	8,839
*	Cerus Corp.	2,083,847	8,794
*	Arvinas Inc.	211,715	8,699
*,^	CryoPort Inc.	523,276	8,613
*,^	Intellia Therapeutics Inc.	581,375	8,529
*	Synthorx Inc.	121,265	8,475
*	Surmodics Inc.	201,306	8,340
*	Prothena Corp. plc	521,114	8,249
*	Kura Oncology Inc.	590,204	8,115
*	Assembly Biosciences Inc.	393,233	8,046
*	Gossamer Bio Inc.	508,154	7,942
*,^	TherapeuticsMD Inc.	3,243,908	7,850
*,^	Clovis Oncology Inc.	748,392	7,802
	Phibro Animal Health Corp. Class A	310,151	7,701
*	ANI Pharmaceuticals Inc.	124,643	7,687

25

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2019

			Market Value
		Shares	($000)
*	NextCure Inc.	135,285	7,621
*	Y-mAbs Therapeutics Inc.	243,558	7,611
*	Cutera Inc.	211,828	7,586
*	Amneal Pharmaceuticals Inc.	1,566,531	7,551
*	OraSure Technologies Inc.	937,148	7,525
*	Homology Medicines Inc.	360,239	7,457
*	Option Care Health Inc.	1,962,058	7,319
*,^	SmileDirectClub Inc.	823,752	7,200
*	MacroGenics Inc.	657,740	7,156
*	Twist Bioscience Corp.	335,578	7,047
*	Stemline Therapeutics Inc.	661,466	7,031
*,^	Relmada Therapeutics Inc.	176,662	6,890
*	Alector Inc.	398,813	6,872
*	BioDelivery Sciences International Inc.	1,079,373	6,822
*,^	Provention Bio Inc.	457,498	6,817
*,^	Adaptive Biotechnologies Corp.	220,471	6,597
*,^	Viking Therapeutics Inc.	821,128	6,585
*	IGM Biosciences Inc.	172,222	6,572
*	Progenics Pharmaceuticals Inc.	1,287,694	6,554
*	Cross Country Healthcare Inc.	562,339	6,534
*,^	Accelerate Diagnostics Inc.	386,616	6,534
*	OrthoPediatrics Corp.	138,520	6,509
*	Triple-S Management Corp. Class B	351,805	6,505
*	Ardelyx Inc.	866,267	6,501
	Meridian Bioscience Inc.	658,033	6,429
*	Apollo Medical Holdings Inc.	348,813	6,422
*	PetIQ Inc. Class A	255,876	6,410
*	Agenus Inc.	1,561,424	6,355
*	Avrobio Inc.	315,036	6,342
*,^	Sorrento Therapeutics Inc.	1,847,010	6,243
*,^	Dynavax Technologies Corp. Class A	1,090,159	6,236
*	Neoleukin Therapeutics Inc.	504,508	6,216
*	ViewRay Inc.	1,472,006	6,212
*	AMAG Pharmaceuticals Inc.	508,601	6,190
*,^	XBiotech Inc.	330,546	6,170
*	Phreesia Inc.	228,801	6,095
*	BioCryst Pharmaceuticals Inc.	1,745,771	6,023
*	Axonics Modulation Technologies Inc.	215,770	5,979
*,^	Intrexon Corp.	1,065,571	5,839
*	Spectrum Pharmaceuticals Inc.	1,603,207	5,836
*	Sientra Inc.	651,838	5,827
*	CytomX Therapeutics Inc.	690,345	5,737
	Utah Medical Products Inc.	52,991	5,718
*	Odonate Therapeutics Inc.	174,993	5,679
*	AnaptysBio Inc.	348,643	5,665
*	PDL BioPharma Inc.	1,742,959	5,656
*	Shockwave Medical Inc.	124,099	5,450
*	Rigel Pharmaceuticals Inc.	2,526,771	5,407
	Simulations Plus Inc.	185,161	5,383
*	Translate Bio Inc.	645,765	5,257
*	Catalyst Pharmaceuticals Inc.	1,396,974	5,239
*	Voyager Therapeutics Inc.	370,462	5,168
*	SpringWorks Therapeutics Inc.	133,246	5,129
*	Phathom Pharmaceuticals Inc.	163,584	5,094
*	Community Health Systems Inc.	1,753,817	5,086
	Computer Programs & Systems Inc.	192,206	5,074
*	Avid Bioservices Inc.	654,644	5,021
*,^	Livongo Health Inc.	197,270	4,944
*	Quanterix Corp.	206,219	4,873
	Owens & Minor Inc.	916,648	4,739
*	BioSpecifics Technologies Corp.	82,487	4,697
*	IVERIC bio Inc.	538,851	4,623
*	Kindred Biosciences Inc.	545,054	4,622
	Invacare Corp.	495,537	4,470

26

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2019

			Market Value
		Shares	($000)
*,^	Corbus Pharmaceuticals Holdings Inc.	808,857	4,416
*	Molecular Templates Inc.	315,782	4,416
*	Cue Biopharma Inc.	277,697	4,408
*	Recro Pharma Inc.	240,243	4,404
*,^	Inovio Pharmaceuticals Inc.	1,321,221	4,360
*	Pfenex Inc.	392,431	4,309
*,^	Mallinckrodt plc	1,231,246	4,297
*,^	Akcea Therapeutics Inc.	252,405	4,276
*	Eiger BioPharmaceuticals Inc.	286,077	4,263
*,^	Lannett Co. Inc.	481,892	4,250
*	Albireo Pharma Inc.	166,559	4,234
*	Surgery Partners Inc.	268,411	4,202
*	Puma Biotechnology Inc.	472,032	4,130
*,^	Rubius Therapeutics Inc.	430,522	4,090
*	SI-BONE Inc.	189,774	4,080
*,^	Eidos Therapeutics Inc.	70,732	4,059
*	GenMark Diagnostics Inc.	841,069	4,046
*	MediciNova Inc.	595,170	4,011
*	Health Catalyst Inc.	115,454	4,006
*	Stoke Therapeutics Inc.	141,442	4,006
*	Alphatec Holdings Inc.	558,733	3,964
*	Aprea Therapeutics Inc.	85,473	3,922
*,^	CEL-SCI Corp.	424,396	3,883
*	Accuray Inc.	1,369,292	3,861
*,^	Geron Corp.	2,837,498	3,859
*	Progyny Inc.	140,226	3,849
*,^	Evolus Inc.	311,583	3,792
*	Calithera Biosciences Inc.	660,428	3,771
*	Arcus Biosciences Inc.	373,024	3,768
*,^	Cortexyme Inc.	67,059	3,765
*	Matinas BioPharma Holdings Inc.	1,555,674	3,531
*	Misonix Inc.	189,363	3,524
*	Diplomat Pharmacy Inc.	876,355	3,505
*	Syros Pharmaceuticals Inc.	499,924	3,455
*	Magenta Therapeutics Inc.	226,973	3,441
*	Apyx Medical Corp.	405,359	3,429
*,^	Viela Bio Inc.	122,539	3,327
*,^	MannKind Corp.	2,549,585	3,289
*	VBI Vaccines Inc.	2,354,786	3,250
*	Scholar Rock Holding Corp.	245,257	3,233
*	Fluidigm Corp.	928,017	3,230
*	Minerva Neurosciences Inc.	453,544	3,225
*,^	Optinose Inc.	349,656	3,224
*	SIGA Technologies Inc.	623,410	2,974
*,^	XOMA Corp.	102,805	2,807
*	Mersana Therapeutics Inc.	482,654	2,766
*	Silk Road Medical Inc.	67,986	2,745
*	GlycoMimetics Inc.	517,431	2,737
*	Cabaletta Bio Inc.	194,798	2,721
*	Replimune Group Inc.	187,388	2,689
*	Cellular Biomedicine Group Inc.	164,834	2,677
*,^	Vapotherm Inc.	218,670	2,659
*	KalVista Pharmaceuticals Inc.	148,528	2,645
*	Xeris Pharmaceuticals Inc.	369,087	2,602
*	RTI Surgical Holdings Inc.	944,605	2,588
*	MEI Pharma Inc.	1,041,533	2,583
*,^	Lexicon Pharmaceuticals Inc.	619,839	2,572
*	BioLife Solutions Inc.	158,822	2,570
*,^	Ocular Therapeutix Inc.	648,918	2,563
*	TCR2 Therapeutics Inc.	178,758	2,553
*	Syndax Pharmaceuticals Inc.	288,831	2,536
*,^	CorMedix Inc.	345,256	2,513
*	Eloxx Pharmaceuticals Inc.	340,571	2,507
*	ChromaDex Corp.	575,027	2,478

27

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2019

			Market Value
		Shares	($000)
*	SeaSpine Holdings Corp.	206,264	2,477
*	Aeglea BioTherapeutics Inc.	322,564	2,464
*	Stereotaxis Inc.	464,200	2,456
*	Chiasma Inc.	489,077	2,426
*	Five Prime Therapeutics Inc.	527,770	2,422
*	Satsuma Pharmaceuticals Inc.	122,994	2,421
*	Gritstone Oncology Inc.	269,387	2,416
*	Castle Biosciences Inc.	69,991	2,406
*	Harrow Health Inc.	308,305	2,399
*	Concert Pharmaceuticals Inc.	259,111	2,390
*	Oyster Point Pharma Inc.	97,722	2,388
*	Seres Therapeutics Inc.	689,403	2,378
*,^	Crinetics Pharmaceuticals Inc.	93,195	2,338
*,^	Athersys Inc.	1,884,528	2,318
*	Verrica Pharmaceuticals Inc.	144,030	2,289
*	Exagen Inc.	89,827	2,282
*	CASI Pharmaceuticals Inc.	736,255	2,275
*	Marinus Pharmaceuticals Inc.	1,052,723	2,274
*	American Renal Associates Holdings Inc.	216,904	2,249
*	Palatin Technologies Inc.	2,873,298	2,248
*	X4 Pharmaceuticals Inc.	209,006	2,236
*,^	Akero Therapeutics Inc.	100,640	2,234
*	Protagonist Therapeutics Inc.	311,592	2,197
*	ADMA Biologics Inc.	544,007	2,176
*	Akorn Inc.	1,432,556	2,149
*	Pieris Pharmaceuticals Inc.	589,900	2,135
*	Abeona Therapeutics Inc.	650,692	2,128
*,^	WaVe Life Sciences Ltd.	265,362	2,127
*,^	AcelRx Pharmaceuticals Inc.	996,648	2,103
*,^	89bio Inc.	79,700	2,095
*	Jounce Therapeutics Inc.	237,499	2,073
*	Joint Corp.	126,725	2,045
*	Exicure Inc.	714,793	2,044
*	IntriCon Corp.	111,252	2,003
*	Cymabay Therapeutics Inc.	1,012,540	1,985
*,^	Urovant Sciences Ltd.	125,487	1,946
*	UNITY Biotechnology Inc.	269,092	1,940
*	Pulse Biosciences Inc.	143,863	1,929
*	Rockwell Medical Inc.	787,471	1,921
*	NGM Biopharmaceuticals Inc.	102,682	1,899
*	Aldeyra Therapeutics Inc.	326,118	1,895
*	Fulgent Genetics Inc.	145,929	1,883
*,^	Senseonics Holdings Inc.	2,050,235	1,878
*	Frequency Therapeutics Inc.	105,516	1,850
*,^	Anavex Life Sciences Corp.	710,136	1,839
*	FONAR Corp.	92,762	1,827
*	Agile Therapeutics Inc.	728,448	1,821
*	Precision BioSciences Inc.	129,081	1,793
*,^	Zynerba Pharmaceuticals Inc.	294,492	1,779
*,^	Zynex Inc.	222,843	1,754
*,^	Paratek Pharmaceuticals Inc.	430,771	1,736
*	Kiniksa Pharmaceuticals Ltd. Class A	155,473	1,720
*	TransMedics Group Inc.	89,378	1,699
*,^	Savara Inc.	376,982	1,689
*	OptimizeRx Corp.	164,373	1,688
*	iRadimed Corp.	72,149	1,687
*	Mustang Bio Inc.	408,642	1,667
*	Ovid therapeutics Inc.	396,542	1,646
*,^	Catasys Inc.	100,403	1,638
*	Icad Inc.	207,843	1,615
*	Repro-Med Systems Inc.	244,900	1,599
*	Harvard Bioscience Inc.	518,619	1,582
*	InfuSystem Holdings Inc.	183,833	1,568
*,^	Galectin Therapeutics Inc.	543,615	1,555

28

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	CytoSorbents Corp.	390,970	1,505
*,^	RAPT Therapeutics Inc.	54,408	1,502
*	Enzo Biochem Inc.	565,801	1,488
*	Conformis Inc.	991,093	1,487
*	VolitionRX Ltd.	309,556	1,467
*	Castlight Health Inc. Class B	1,102,720	1,467
*	Otonomy Inc.	377,846	1,447
*,^	NantKwest Inc.	379,861	1,440
*,^	Verastem Inc.	1,062,174	1,423
*	Chimerix Inc.	693,525	1,408
*	Dyadic International Inc.	269,600	1,397
*,^	Novavax Inc.	341,943	1,361
*	Lineage Cell Therapeutics Inc.	1,526,332	1,358
*,^	Sesen Bio Inc.	1,292,283	1,344
*,^	Enochian Biosciences Inc.	265,200	1,331
*	Capital Senior Living Corp.	426,946	1,319
*	Aquestive Therapeutics Inc.	223,425	1,300
*,^	BioSig Technologies Inc.	219,567	1,300
*,^	Clearside Biomedical Inc.	448,064	1,299
*,^	Bioxcel Therapeutics Inc.	88,847	1,298
*	Arcturus Therapeutics Holdings Inc.	118,900	1,292
*	Prevail Therapeutics Inc.	81,488	1,290
*	Cerecor Inc.	239,096	1,289
*,^	Morphic Holding Inc.	74,390	1,277
*	PhaseBio Pharmaceuticals Inc.	208,913	1,276
*	La Jolla Pharmaceutical Co.	310,421	1,220
*	Assertio Therapeutics Inc.	968,008	1,210
*	Aravive Inc.	87,682	1,199
*	Selecta Biosciences Inc.	502,904	1,197
*	Acorda Therapeutics Inc.	585,591	1,195
*	Catalyst Biosciences Inc.	175,014	1,192
*	Spero Therapeutics Inc.	123,658	1,189
*,^	EyePoint Pharmaceuticals Inc.	759,618	1,177
*,^	Proteostasis Therapeutics Inc.	507,408	1,157
*,^	Kala Pharmaceuticals Inc.	313,060	1,155
*	Fortress Biotech Inc.	444,960	1,144
*	Adamas Pharmaceuticals Inc.	295,621	1,120
*,^	Venus Concept Inc.	236,896	1,113
*,^	Marker Therapeutics Inc.	384,300	1,107
*,^	AVEO Pharmaceuticals Inc.	1,751,993	1,094
*	Harpoon Therapeutics Inc.	73,037	1,080
*	CTI BioPharma Corp.	679,123	1,073
*,^	Tyme Technologies Inc.	763,112	1,068
*	Checkpoint Therapeutics Inc.	606,328	1,043
*	Aclaris Therapeutics Inc.	543,376	1,027
*,^	BrainStorm Cell Therapeutics Inc.	238,368	1,020
*,^	Organogenesis Holdings Inc.	211,241	1,016
*,^	Ampio Pharmaceuticals Inc.	1,727,758	1,007
*	Genesis Healthcare Inc.	605,622	993
*,^	NewLink Genetics Corp.	382,170	967
*	Fulcrum Therapeutics Inc.	57,051	949
*	Solid Biosciences Inc.	213,039	948
*	Evofem Biosciences Inc.	153,512	947
*	Atreca Inc.	61,222	947
*,^	Trevena Inc.	1,115,403	938
*	Applied Genetic Technologies Corp.	206,035	931
*	ContraFect Corp.	1,479,814	919
*	Millendo Therapeutics Inc.	135,657	914
*,^	Soliton Inc.	82,090	901
*	Chembio Diagnostics Inc.	196,738	897
*,^	Corvus Pharmaceuticals Inc.	162,701	885
*,^	Neos Therapeutics Inc.	585,390	884
*	Aduro Biotech Inc.	737,604	870
*	Oncocyte Corp.	368,592	829

29

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Calyxt Inc.	117,974	827
*	Novan Inc.	260,201	822
*	Celcuity Inc.	76,715	816
*	Cidara Therapeutics Inc.	209,686	805
*	Motus GI Holdings Inc.	343,367	786
*,^	Bellicum Pharmaceuticals Inc.	602,673	777
*	Catabasis Pharmaceuticals Inc.	130,437	771
*	LogicBio Therapeutics Inc.	103,600	746
*	Strongbridge Biopharma plc	353,400	739
*,^	PolarityTE Inc.	276,660	719
	Psychemedics Corp.	78,603	719
*	Infinity Pharmaceuticals Inc.	727,899	699
*	Sutro Biopharma Inc.	62,213	684
*	Anixa Biosciences Inc.	205,784	675
*	Soleno Therapeutics Inc.	223,913	658
*	Applied Therapeutics Inc.	23,800	649
*,^	T2 Biosystems Inc.	541,868	634
*	Liquidia Technologies Inc.	147,990	633
*	Vermillion Inc.	776,686	629
*,^	Idera Pharmaceuticals Inc.	343,475	625
*	Cyclerion Therapeutics Inc.	229,038	623
*	Electromed Inc.	71,985	623
*	Curis Inc.	363,068	617
*	Sharps Compliance Corp.	144,455	610
*,^	Cohbar Inc.	378,132	605
*,^	Osmotica Pharmaceuticals plc	86,306	603
*	Orgenesis Inc.	127,319	593
*	SCYNEXIS Inc.	650,348	592
*,^	Adamis Pharmaceuticals Corp.	839,238	588
*	Synlogic Inc.	226,766	585
	Merrimack Pharmaceuticals Inc.	185,083	583
*	Personalis Inc.	52,861	576
*	Opiant Pharmaceuticals Inc.	38,303	552
*	Bioanalytical Systems Inc.	111,396	551
*,^	Mirum Pharmaceuticals Inc.	22,433	550
*	Zafgen Inc.	492,116	546
*,^	Organovo Holdings Inc.	1,448,899	515
*	Genocea Biosciences Inc.	243,451	504
*	IsoRay Inc.	801,772	501
*	Champions Oncology Inc.	59,932	499
*	Menlo Therapeutics Inc.	105,938	492
*	NantHealth Inc.	477,142	491
*	Avenue Therapeutics Inc.	50,589	486
*,^	Microbot Medical Inc.	46,177	470
*	PLx Pharma Inc.	106,697	466
*	Neuronetics Inc.	103,347	464
*	Sensus Healthcare Inc.	130,738	463
*,^	HTG Molecular Diagnostics Inc.	656,897	461
*,^	Cassava Sciences Inc.	87,959	457
*	Allena Pharmaceuticals Inc.	166,781	455
*	scPharmaceuticals Inc.	80,058	453
*	Trevi Therapeutics Inc.	118,091	443
*	Cumberland Pharmaceuticals Inc.	83,401	430
*	Celsion Corp.	247,628	423
*,^	Kaleido Biosciences Inc.	84,000	422
*,^	cbdMD Inc.	180,297	408
*	Apollo Endosurgery Inc.	142,486	406
*	AgeX Therapeutics Inc.	213,656	389
*	Endologix Inc.	245,938	389
*	Sunesis Pharmaceuticals Inc.	1,126,076	380
*	Hookipa Pharma Inc.	30,961	379
*	Aptinyx Inc.	108,410	371
*	IRIDEX Corp.	164,887	369
*	Eton Pharmaceuticals Inc.	50,540	364

30

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	MTBC Inc.	89,380	363
*,^	Quorum Health Corp.	379,043	362
*	Celldex Therapeutics Inc.	155,908	348
*	Evoke Pharma Inc.	213,137	345
*,^	Second Sight Medical Products Inc.	460,447	342
*	Alimera Sciences Inc.	44,102	334
*	Aridis Pharmaceuticals Inc.	74,302	331
*,^	TransEnterix Inc.	222,943	328
*	resTORbio Inc.	218,384	325
*,^	Moleculin Biotech Inc.	355,308	325
*	Seelos Therapeutics Inc.	239,222	321
*,^	Aptevo Therapeutics Inc.	487,651	319
*	Pro-Dex Inc.	17,890	314
*,^	Actinium Pharmaceuticals Inc.	1,395,872	304
*,^	Vir Biotechnology Inc.	23,900	301
*	NeuBase Therapeutics Inc.	41,097	296
*,^	Evelo Biosciences Inc.	72,515	294
*	Kezar Life Sciences Inc.	73,341	294
*,^	Bio-Path Holdings Inc.	36,520	292
*	Galera Therapeutics Inc.	21,999	290
	Kewaunee Scientific Corp.	21,515	289
*	PAVmed Inc.	240,525	289
*	MRI Interventions Inc.	59,879	287
*	Altimmune Inc.	151,304	286
*,^	Zosano Pharma Corp.	185,445	282
*,^	VistaGen Therapeutics Inc.	403,384	278
*	VIVUS Inc.	101,340	276
*	Acer Therapeutics Inc.	68,311	274
*,^	Teligent Inc.	642,232	274
*,^	SELLAS Life Sciences Group Inc.	63,604	274
*	Spring Bank Pharmaceuticals Inc.	163,351	258
*,^	Ekso Bionics Holdings Inc.	659,947	258
*	Adial Pharmaceuticals Inc.	106,632	257
*,^	Oncternal Therapeutics Inc.	64,176	254
*	Surface Oncology Inc.	132,306	249
*	Helius Medical Technologies Inc. Class A	252,890	245
*	Entasis Therapeutics Holdings Inc.	49,097	244
*	Equillium Inc.	69,754	236
*	Soligenix Inc.	158,107	229
*	Aerpio Pharmaceuticals Inc.	339,608	212
*	Caladrius Biosciences Inc.	83,015	208
*	Sophiris Bio Inc.	558,135	207
*,^	vTv Therapeutics Inc. Class A	118,216	201
*	Beyond Air Inc.	38,218	200
*,^	Heat Biologics Inc.	416,742	198
*	AzurRx BioPharma Inc.	185,715	193
*	Tela Bio Inc.	14,664	190
*,^	Atossa Genetics Inc.	120,689	190
*,^	Leap Therapeutics Inc.	168,963	189
*	Eyenovia Inc.	41,215	185
*	AquaBounty Technologies Inc.	82,972	180
*	Advaxis Inc.	209,882	180
*	Strata Skin Sciences Inc.	83,712	174
*,^	ENDRA Life Sciences Inc.	97,900	165
*	Retractable Technologies Inc.	109,240	164
*,^	Precipio Inc.	78,152	160
*	Interpace Diagnostics Group Inc.	318,338	159
*	Tocagen Inc.	298,320	159
*	Miragen Therapeutics Inc.	306,960	147
*,^	OncoSec Medical Inc.	80,495	146
*,^	Conatus Pharmaceuticals Inc.	362,868	145
*	ElectroCore Inc.	90,665	144
*	Hoth Therapeutics Inc.	22,579	140
*	Bellerophon Therapeutics Inc.	392,624	137

31

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	ImmuCell Corp.	26,496	136
*,^	Co-Diagnostics Inc.	152,195	136
*	Neon Therapeutics Inc.	111,339	131
*	Streamline Health Solutions Inc.	92,404	128
*	KemPharm Inc.	309,384	117
*,^	Innovate Biopharmaceuticals Inc.	200,245	112
*	Tetraphase Pharmaceuticals Inc.	39,507	111
*,^	Immunic Inc.	11,330	110
*	Alpine Immune Sciences Inc.	28,198	108
*,^	Navidea Biopharmaceuticals Inc.	84,721	107
*	Senestech Inc.	190,911	105
*	Rexahn Pharmaceuticals Inc.	54,692	104
*,^	Oragenics Inc.	189,666	99
*,^	Avinger Inc.	83,574	95
	Digirad Corp.	36,396	94
*	Aytu BioScience Inc.	95,269	93
*	Aevi Genomic Medicine Inc.	631,947	92
*	Pulmatrix Inc.	105,591	91
*	Lipocine Inc.	232,426	89
*	RA Medical Systems Inc.	78,850	89
*	EyeGate Pharmaceuticals Inc.	8,773	88
*	Five Star Senior Living Inc.	23,599	88
*	CynergisTek Inc.	25,990	86
*	DiaMedica Therapeutics Inc.	17,400	84
*,^	Ocugen Inc.	162,104	84
	ProPhase Labs Inc.	41,556	82
*,^	Obalon Therapeutics Inc.	43,043	82
*	Ligand Pharmaceuticals Beta CVR	395,811	79
*	Ideaya Biosciences Inc.	10,017	75
*,^	Biolase Inc.	133,881	74
*	Unum Therapeutics Inc.	101,693	73
*	Cyclacel Pharmaceuticals Inc.	106,172	71
*	Xtant Medical Holdings Inc.	44,170	71
*,^	Trovagene Inc.	53,991	67
*	Neurotrope Inc.	67,260	66
*,^	Cancer Genetics Inc.	10,519	63
*	SunLink Health Systems Inc.	57,952	62
*	Axcella Health Inc.	14,311	57
*	Brickell Biotech Inc.	37,392	56
*,^	SCWorx Corp	19,340	55
*	aTyr Pharma Inc.	12,675	53
*,^	Outlook Therapeutics Inc.	88,035	52
*,^	Armata Pharmaceuticals Inc.	15,150	49
*,^	NanoViricides Inc.	19,046	48
*	Dare Bioscience Inc.	56,579	46
*,^	Biocept Inc.	155,963	45
*	NeuroBo Pharmaceuticals Inc.	5,195	44
*,^	Valeritas Holdings Inc.	76,584	44
*,^,§	Oncternal Therapeutics Inc. CVR	20,153	41
*	PDS Biotechnology Corp.	14,707	39
*	Cellectar Biosciences Inc.	16,755	38
*,^	Capricor Therapeutics Inc.	29,419	38
*	Proteon Therapeutics Inc.	88,184	36
*,^	DarioHealth Corp.	5,460	36
*	Biomerica Inc.	11,723	35
*	Tracon Pharmaceuticals Inc.	14,546	34
*	Vaccinex Inc.	6,700	33
*	Myomo Inc.	106,685	32
*	ARCA biopharma Inc.	5,604	32
*,^	BioPharmX Corp.	74,852	32
*	Citius Pharmaceuticals Inc.	28,963	30
*	Regulus Therapeutics Inc.	32,503	29
*,^	Sonoma Pharmaceuticals Inc.	6,407	28
*,^	iBio Inc.	108,024	27

32

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*,^	Predictive Oncology Inc.	10,104	26
*	ThermoGenesis Holdings Inc.	5,894	26
*,^	Jaguar Health Inc.	30,283	24
*,^	Titan Pharmaceuticals Inc.	121,280	24
*	Cocrystal Pharma Inc.	45,640	23
*	Novus Therapeutics Inc.	37,690	22
*	NovaBay Pharmaceuticals Inc.	31,726	20
*	InVivo Therapeutics Holdings Corp.	85,892	19
*	Akers Biosciences Inc.	5,991	19
*,^	Milestone Scientific Inc.	13,169	18
*	Salarius Pharmaceuticals Inc.	4,776	18
*,^	Yield10 Bioscience Inc.	103,390	18
*	Tenax Therapeutics Inc.	12,200	17
*	NanoVibronix Inc.	5,700	16
^	Regional Health Properties Inc.	11,594	16
*	Achieve Life Sciences Inc.	29,110	15
*,^	Ritter Pharmaceuticals Inc.	91,096	15
*	Flex Pharma Inc. Rights	119,407	15
*	Aileron Therapeutics Inc.	24,778	14
*	Allied Healthcare Products Inc.	11,560	14
*	American Shared Hospital Services	5,681	14
*,§	Ligand Pharmaceuticals Glucagon CVR	395,811	14
*,§	Ambit Biosciences Corp. CVR	22,388	13
*	Onconova Therapeutics Inc.	34,682	13
*,^	Aethlon Medical Inc.	13,204	13
*,^	Diffusion Pharmaceuticals Inc.	27,343	13
*,^	BioNano Genomics Inc.	9,790	12
*	Vaxart Inc.	33,222	12
*,^	Edesa Biotech Inc.	2,900	12
*,^	Tonix Pharmaceuticals Holding Corp.	8,504	10
*	SiNtx Technologies Inc.	6,221	9
*	Synthetic Biologics Inc.	18,146	9
*	Seneca Biopharma Inc.	8,277	8
*	Cleveland BioLabs Inc.	13,546	8
*	InspireMD Inc.	7,471	8
*	Hepion Pharmaceuticals Inc.	1,446	8
*	Viveve Medical Inc.	5,706	7
*,^,§	Nobilis Health Corp.	49,611	6
*	NeuroMetrix Inc.	1,190	5
*	Plus Therapeutics Inc.	2,089	5
*	Phio Pharmaceuticals Corp.	26,460	5
*	AIM ImmunoTech Inc.	8,216	4
*	Xenetic Biosciences Inc.	2,950	4
*	Micron Solutions Inc.	1,204	3
*,^	OpGen Inc.	2,069	2
*,^	CHF Solutions Inc.	2,359	2
*	Ligand Pharmaceuticals General CVR	395,811	1
*	Gemphire Therapeutics Inc. CVR	129,871	1
*,§	Ligand Pharmaceuticals Roche CVR	395,811	1
*,§	Clinical Data CVR	131,308	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	47,130	—
			10,014,655
Industrials (13.5%)
*	CoStar Group Inc.	519,476	310,802
	TransUnion	2,669,151	228,506
*	Teledyne Technologies Inc.	519,476	180,019
	Carlisle Cos. Inc.	804,464	130,194
*	Lyft Inc. Class A	2,895,682	124,572
	Graco Inc.	2,367,794	123,125
	Lennox International Inc.	496,903	121,229
*	Sensata Technologies Holding plc	2,247,852	121,092
	Toro Co.	1,512,602	120,509
	Nordson Corp.	726,000	118,222
	Hubbell Inc. Class B	776,368	114,763

33

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Spirit AeroSystems Holdings Inc. Class A	1,466,572	106,884
*	XPO Logistics Inc.	1,307,715	104,225
	Donaldson Co. Inc.	1,797,923	103,596
	Owens Corning	1,534,698	99,940
*	WABCO Holdings Inc.	726,234	98,405
*	AECOM	2,210,926	95,357
	Woodward Inc.	803,664	95,186
*	HD Supply Holdings Inc.	2,336,582	93,977
	ITT Inc.	1,246,576	92,134
	HEICO Corp. Class A	1,026,057	91,863
	Oshkosh Corp.	964,771	91,316
*	IAA Inc.	1,893,250	89,096
*	Generac Holdings Inc.	882,477	88,768
*	Middleby Corp.	799,258	87,535
	Hexcel Corp.	1,191,367	87,339
*	Uber Technologies Inc.	2,906,605	86,442
	Curtiss-Wright Corp.	609,692	85,899
	Lincoln Electric Holdings Inc.	874,887	84,628
	BWX Technologies Inc.	1,353,216	84,008
	Watsco Inc.	463,291	83,462
*	Stericycle Inc.	1,300,615	82,992
	Allison Transmission Holdings Inc.	1,672,804	80,830
	ManpowerGroup Inc.	831,587	80,747
	Acuity Brands Inc.	560,704	77,377
*	JetBlue Airways Corp.	4,089,501	76,555
*	Kirby Corp.	850,400	76,136
*	Trex Co. Inc.	824,013	74,062
	Air Lease Corp. Class A	1,476,632	70,170
	EMCOR Group Inc.	802,068	69,218
*	Gardner Denver Holdings Inc.	1,867,245	68,491
	AGCO Corp.	878,177	67,839
	Tetra Tech Inc.	772,046	66,519
	HEICO Corp.	572,095	65,305
	Armstrong World Industries Inc.	694,404	65,253
	Brink's Co.	715,490	64,881
	MSA Safety Inc.	510,078	64,453
	Landstar System Inc.	563,399	64,154
	Crane Co.	721,763	62,346
*	Clean Harbors Inc.	724,726	62,145
	Knight-Swift Transportation Holdings Inc.	1,728,806	61,960
*	Axon Enterprise Inc.	843,968	61,846
*	FTI Consulting Inc.	538,675	59,610
*	RBC Bearings Inc.	358,010	56,687
	nVent Electric plc	2,213,845	56,630
*	Rexnord Corp.	1,734,183	56,569
*	Mercury Systems Inc.	799,209	55,233
*	MasTec Inc.	858,009	55,050
	Timken Co.	967,834	54,499
*	SiteOne Landscape Supply Inc.	592,159	53,679
*	ASGN Inc.	752,227	53,386
	MSC Industrial Direct Co. Inc. Class A	642,073	50,383
	Exponent Inc.	726,062	50,106
	John Bean Technologies Corp.	442,520	49,854
	Regal Beloit Corp.	573,090	49,062
*	Univar Solutions Inc.	1,977,406	47,932
	Macquarie Infrastructure Corp.	1,113,884	47,719
*	Aerojet Rocketdyne Holdings Inc.	1,019,258	46,539
*	Cimpress NV	369,288	46,445
	Simpson Manufacturing Co. Inc.	575,211	46,149
	SkyWest Inc.	704,956	45,561
	Insperity Inc.	529,492	45,557
	Valmont Industries Inc.	298,434	44,699
	EnerSys	591,908	44,292
	UniFirst Corp.	215,461	43,519

34

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Kennametal Inc.	1,179,484	43,511
*	Colfax Corp.	1,189,786	43,284
	AMERCO	114,035	42,857
	Barnes Group Inc.	681,411	42,220
*	Builders FirstSource Inc.	1,647,250	41,857
	Ryder System Inc.	758,214	41,179
	Brady Corp. Class A	716,131	41,006
	Universal Forest Products Inc.	853,705	40,722
	GATX Corp.	484,633	40,152
	KAR Auction Services Inc.	1,826,885	39,808
	Watts Water Technologies Inc. Class A	396,775	39,582
*	Spirit Airlines Inc.	976,536	39,364
	Moog Inc. Class A	452,258	38,591
*	Proto Labs Inc.	373,370	37,916
	Fluor Corp.	2,002,355	37,804
	Applied Industrial Technologies Inc.	553,841	36,936
	ABM Industries Inc.	952,545	35,920
*	WESCO International Inc.	598,760	35,560
	Hillenbrand Inc.	1,067,112	35,545
*	TriNet Group Inc.	627,100	35,500
	Herman Miller Inc.	843,629	35,137
*	Chart Industries Inc.	513,110	34,630
*	Saia Inc.	369,895	34,445
	Albany International Corp. Class A	438,959	33,326
	ESCO Technologies Inc.	359,145	33,221
*	Advanced Disposal Services Inc.	999,157	32,842
	Korn Ferry	772,025	32,734
	Allegiant Travel Co. Class A	186,699	32,493
*	SPX Corp.	635,033	32,310
	Altra Industrial Motion Corp.	890,581	32,248
	Franklin Electric Co. Inc.	558,255	31,999
*	Beacon Roofing Supply Inc.	982,327	31,415
	Arcosa Inc.	689,643	30,724
	Trinity Industries Inc.	1,355,273	30,019
*	SPX FLOW Inc.	608,815	29,753
*	Welbilt Inc.	1,887,545	29,465
*	Casella Waste Systems Inc. Class A	639,707	29,446
	Deluxe Corp.	588,541	29,380
	Triton International Ltd.	725,300	29,157
*	Meritor Inc.	1,111,749	29,117
	AAON Inc.	586,482	28,978
	Cubic Corp.	449,584	28,580
	Advanced Drainage Systems Inc.	731,985	28,430
	Forward Air Corp.	401,720	28,100
	Federal Signal Corp.	870,420	28,071
	Terex Corp.	922,942	27,485
*	Navistar International Corp.	939,738	27,196
	Mueller Water Products Inc. Class A	2,267,955	27,170
*	Atkore International Group Inc.	669,311	27,080
	McGrath RentCorp	353,299	27,041
*	BMC Stock Holdings Inc.	922,961	26,480
	Kaman Corp.	401,643	26,476
	Steelcase Inc. Class A	1,277,839	26,145
*	Harsco Corp.	1,135,315	26,124
	Healthcare Services Group Inc.	1,064,956	25,900
	Mueller Industries Inc.	810,353	25,729
*	Avis Budget Group Inc.	790,091	25,473
	Comfort Systems USA Inc.	507,590	25,303
	ICF International Inc.	273,856	25,091
	Covanta Holding Corp.	1,686,037	25,021
*	Masonite International Corp.	342,814	24,755
*	Hub Group Inc. Class A	477,232	24,477
	Matson Inc.	597,983	24,398
	Aircastle Ltd.	735,318	23,538

35

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Werner Enterprises Inc.	642,393	23,377
*	Kratos Defense & Security Solutions Inc.	1,296,511	23,350
*	American Woodmark Corp.	222,063	23,208
	Mobile Mini Inc.	608,862	23,082
*	Huron Consulting Group Inc.	335,634	23,065
	HNI Corp.	614,731	23,028
*	JELD-WEN Holding Inc.	972,521	22,767
*	Hertz Global Holdings Inc.	1,437,219	22,636
*	Gibraltar Industries Inc.	441,789	22,284
*	Dycom Industries Inc.	452,456	21,333
	US Ecology Inc.	366,615	21,231
*	Resideo Technologies Inc.	1,758,117	20,974
*	TriMas Corp.	654,174	20,548
*	CBIZ Inc.	760,643	20,507
	AAR Corp.	450,592	20,322
	EnPro Industries Inc.	303,334	20,287
	Rush Enterprises Inc. Class A	433,006	20,135
*	Air Transport Services Group Inc.	849,936	19,939
	Hawaiian Holdings Inc.	674,387	19,753
*	AeroVironment Inc.	315,875	19,502
	Tennant Co.	249,614	19,450
	Actuant Corp. Class A	737,369	19,194
*	Evoqua Water Technologies Corp.	1,001,781	18,984
	Viad Corp.	278,639	18,808
^	Granite Construction Inc.	674,178	18,654
	Helios Technologies Inc.	399,171	18,454
	Triumph Group Inc.	723,698	18,288
*	Continental Building Products Inc.	500,368	18,228
*	NOW Inc.	1,602,140	18,008
	AZZ Inc.	381,402	17,525
	Kadant Inc.	164,916	17,372
	Patrick Industries Inc.	330,660	17,336
	Knoll Inc.	682,878	17,249
	Douglas Dynamics Inc.	310,553	17,080
	CSW Industrials Inc.	221,234	17,035
*	Herc Holdings Inc.	347,452	17,004
	Raven Industries Inc.	487,758	16,808
	Alamo Group Inc.	132,482	16,633
	Encore Wire Corp.	287,914	16,526
	Matthews International Corp. Class A	429,727	16,403
*	GMS Inc.	599,504	16,235
*	Sunrun Inc.	1,126,624	15,559
	Greenbrier Cos. Inc.	475,824	15,431
*	MRC Global Inc.	1,118,514	15,257
	H&E Equipment Services Inc.	451,461	15,092
	Standex International Corp.	178,591	14,171
	Primoris Services Corp.	631,678	14,049
	Lindsay Corp.	145,920	14,007
*	WillScot Corp. Class A	755,111	13,962
	Columbus McKinnon Corp.	348,419	13,947
	Interface Inc. Class A	832,877	13,817
*	CIRCOR International Inc.	290,548	13,435
	ACCO Brands Corp.	1,427,624	13,363
	Heartland Express Inc.	634,099	13,348
*,^	Virgin Galactic Holdings Inc.	1,145,055	13,225
*	SP Plus Corp.	310,512	13,175
^	Maxar Technologies Inc.	840,285	13,167
*	Vicor Corp.	274,958	12,846
*	PGT Innovations Inc.	861,018	12,838
	Apogee Enterprises Inc.	391,746	12,732
*	TrueBlue Inc.	522,238	12,565
	Astec Industries Inc.	298,909	12,554
	Griffon Corp.	610,551	12,412
	Marten Transport Ltd.	568,336	12,214

36

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
^	ADT Inc.	1,535,703	12,178
*,^	Plug Power Inc.	3,792,406	11,984
*	Thermon Group Holdings Inc.	442,344	11,855
*	Parsons Corp.	281,270	11,611
	Wabash National Corp.	766,468	11,259
	Kforce Inc.	279,770	11,107
	Kimball International Inc. Class B	526,562	10,884
	Schneider National Inc. Class B	489,965	10,691
*	Great Lakes Dredge & Dock Corp.	941,559	10,668
	Kelly Services Inc. Class A	466,730	10,539
*	Wesco Aircraft Holdings Inc.	938,192	10,339
	Barrett Business Services Inc.	113,161	10,237
	GrafTech International Ltd.	868,073	10,087
*	Atlas Air Worldwide Holdings Inc.	361,208	9,958
	Pitney Bowes Inc.	2,453,422	9,887
*	Upwork Inc.	917,194	9,786
*	Aegion Corp. Class A	431,993	9,664
*	DXP Enterprises Inc.	240,104	9,559
*	Gates Industrial Corp. plc	676,502	9,309
*	Astronics Corp.	332,977	9,307
*	Manitowoc Co. Inc.	524,572	9,180
	ArcBest Corp.	332,477	9,176
	Heidrick & Struggles International Inc.	278,073	9,037
	Gorman-Rupp Co.	240,477	9,018
*	Vectrus Inc.	168,946	8,660
	Hyster-Yale Materials Handling Inc.	144,616	8,527
	Quanex Building Products Corp.	497,265	8,493
*	Construction Partners Inc. Class A	497,084	8,386
*	Echo Global Logistics Inc.	402,406	8,330
*	MYR Group Inc.	254,314	8,288
*	TPI Composites Inc.	442,630	8,193
	Spartan Motors Inc.	451,472	8,163
	Argan Inc.	202,090	8,112
*	Ducommun Inc.	159,763	8,073
	Ennis Inc.	361,155	7,819
*	Tutor Perini Corp.	594,770	7,649
*	Team Inc.	467,604	7,468
	Resources Connection Inc.	446,299	7,288
*	NV5 Global Inc.	141,082	7,118
*	BrightView Holdings Inc.	416,423	7,025
*	CAI International Inc.	239,960	6,954
*,^	FuelCell Energy Inc.	2,722,386	6,833
	National Presto Industries Inc.	77,257	6,829
*	Forrester Research Inc.	160,304	6,685
	Powell Industries Inc.	132,540	6,493
	Miller Industries Inc.	171,933	6,384
	Insteel Industries Inc.	278,936	5,994
	NN Inc.	633,805	5,863
	Allied Motion Technologies Inc.	119,979	5,819
*	Heritage-Crystal Clean Inc.	185,357	5,815
	Systemax Inc.	227,694	5,729
*	Lydall Inc.	269,112	5,522
*	Sterling Construction Co. Inc.	390,051	5,492
*	Lawson Products Inc.	105,021	5,472
	CRA International Inc.	99,344	5,411
*	Blue Bird Corp.	232,576	5,331
*	Cornerstone Building Brands Inc.	626,245	5,329
*	Eagle Bulk Shipping Inc.	1,138,967	5,239
*	Foundation Building Materials Inc.	266,806	5,163
*	Franklin Covey Co.	158,251	5,100
	REV Group Inc.	412,401	5,044
	Park Aerospace Corp.	309,847	5,041
*	Northwest Pipe Co.	148,825	4,957
*,^	Energy Recovery Inc.	500,679	4,902

37

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Ameresco Inc. Class A	275,280	4,817
*	Willdan Group Inc.	149,197	4,741
	VSE Corp.	124,290	4,728
*,^	Vivint Solar Inc.	641,895	4,660
	Park-Ohio Holdings Corp.	133,223	4,483
	Briggs & Stratton Corp.	650,074	4,329
	RR Donnelley & Sons Co.	1,046,134	4,132
*	Titan Machinery Inc.	279,231	4,127
	Omega Flex Inc.	36,799	3,948
*	Mistras Group Inc.	261,576	3,733
*	Veritiv Corp.	189,376	3,725
*	CECO Environmental Corp.	457,959	3,508
	Hurco Cos. Inc.	85,093	3,264
*	InnerWorkings Inc.	580,895	3,201
*	PICO Holdings Inc.	275,713	3,066
	Graham Corp.	137,367	3,006
*	Mesa Air Group Inc.	330,958	2,959
*	Radiant Logistics Inc.	526,477	2,932
*	GP Strategies Corp.	217,807	2,882
*	IES Holdings Inc.	107,279	2,753
	BG Staffing Inc.	121,563	2,661
	Titan International Inc.	732,490	2,652
*	Daseke Inc.	837,062	2,645
*	General Finance Corp.	238,390	2,639
*	Commercial Vehicle Group Inc.	414,106	2,630
	Eastern Co.	83,819	2,559
*	Transcat Inc.	78,204	2,492
*	LB Foster Co. Class A	128,097	2,483
*	Willis Lease Finance Corp.	41,290	2,432
*	Covenant Transportation Group Inc. Class A	187,559	2,424
*,^	Bloom Energy Corp. Class A	322,503	2,409
*	Orion Group Holdings Inc.	462,831	2,402
	Universal Logistics Holdings Inc.	126,422	2,397
	Genco Shipping & Trading Ltd.	220,990	2,347
*	Concrete Pumping Holdings Inc.	414,814	2,269
*	Acacia Research Corp.	832,773	2,215
	Quad/Graphics Inc.	456,675	2,133
*	American Superconductor Corp.	271,325	2,130
	LSI Industries Inc.	349,060	2,112
	Preformed Line Products Co.	33,964	2,050
*,^	BlueLinx Holdings Inc.	136,061	1,939
*	Hill International Inc.	611,000	1,931
*	PAM Transportation Services Inc.	33,178	1,915
*,^	EVI Industries Inc.	66,865	1,808
	Rush Enterprises Inc. Class B	38,209	1,746
*,^	Babcock & Wilcox Enterprises Inc.	471,200	1,715
*,^	Red Violet Inc.	82,596	1,529
*	Twin Disc Inc.	130,235	1,435
*,^	LiqTech International Inc.	244,091	1,428
*	Gencor Industries Inc.	115,798	1,351
*	US Xpress Enterprises Inc. Class A	260,523	1,310
*,^	YRC Worldwide Inc.	500,151	1,275
*	Orion Energy Systems Inc.	377,033	1,263
*,^	HC2 Holdings Inc.	560,094	1,215
*	Manitex International Inc.	197,034	1,172
*,^	ExOne Co.	146,250	1,091
*	Armstrong Flooring Inc.	252,356	1,078
*	Goldfield Corp.	302,912	1,075
*	Houston Wire & Cable Co.	241,458	1,065
*	Ultralife Corp.	137,561	1,017
*	CPI Aerostructures Inc.	150,962	1,016
*	USA Truck Inc.	113,813	848
*	Nesco Holdings Inc.	197,546	812
*	Perma-Fix Environmental Services	86,926	791

38

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	ARC Document Solutions Inc.	549,008	763
*	Virco Manufacturing Corp.	163,028	691
*	Innovative Solutions & Support Inc.	116,655	681
*	Mastech Digital Inc.	60,874	674
	Ecology and Environment Inc.	40,958	635
	Acme United Corp.	25,248	601
*,^	Aqua Metals Inc.	792,756	599
*	Perma-Pipe International Holdings Inc.	63,262	593
	Pangaea Logistics Solutions Ltd.	198,063	584
*	Alpha Pro Tech Ltd.	166,676	572
*,^	Energous Corp.	321,608	569
*	NL Industries Inc.	135,037	528
*,^	Hudson Technologies Inc.	511,921	500
*	Tecogen Inc.	235,717	500
*,^	Infrastructure and Energy Alternatives Inc.	144,791	466
*,^	Roadrunner Transportation Systems Inc.	50,179	462
*	FreightCar America Inc.	208,190	431
*	DLH Holdings Corp.	98,035	411
*	Rekor Systems Inc.	102,383	391
*	Huttig Building Products Inc.	247,746	382
*	Taylor Devices Inc.	36,095	379
*	Jewett-Cameron Trading Co. Ltd.	47,428	366
*	Performant Financial Corp.	352,668	360
*	AMREP Corp.	56,720	339
*	Air T Inc.	14,989	302
*,^	India Globalization Capital Inc.	454,110	286
*,^	Capstone Turbine Corp.	91,048	279
*	RCM Technologies Inc.	90,641	272
*	Patriot Transportation Holding Inc.	13,915	271
*,^	Odyssey Marine Exploration Inc.	84,811	271
*	LS Starrett Co. Class A	44,550	255
*	Volt Information Sciences Inc.	99,718	247
*	Air Industries Group	102,589	236
*	Broadwind Energy Inc.	137,005	227
	Hudson Global Inc.	18,306	219
*	Charah Solutions Inc.	86,291	211
	Servotronics Inc.	19,902	200
*	Fuel Tech Inc.	210,035	196
*	SIFCO Industries Inc.	33,067	131
*,§	FTE Networks Inc.	82,837	124
	Espey Manufacturing & Electronics Corp.	5,392	116
*	Lightbridge Corp.	24,698	111
*,^	Astrotech Corp.	58,922	106
*	Jason Industries Inc.	213,911	80
	Chicago Rivet & Machine Co.	2,905	75
*	Sigma Labs Inc.	70,539	69
*	Polar Power Inc.	26,498	63
*	Limbach Holdings Inc.	13,289	50
*	Avalon Holdings Corp. Class A	25,600	49
*	Industrial Services of America Inc.	43,054	48
*	Sunworks Inc.	35,817	45
*	MICT Inc.	48,420	43
	CompX International Inc.	2,808	41
*	Pioneer Power Solutions Inc.	17,498	40
*	BioHiTech Global Inc.	19,881	34
*	Document Security Systems Inc.	111,407	34
*	Energy Focus Inc.	63,555	30
*,^	Spherix Inc.	20,740	27
*	HireQuest Inc.	3,536	25
	Staffing 360 Solutions Inc.	31,036	25
*,^	Ideal Power Inc.	9,571	22
*	VirTra Inc.	3,900	19
*	AgEagle Aerial Systems Inc.	37,367	17
*	Ocean Power Technologies Inc.	18,163	16

39

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*,§	DPW Holdings Inc.	12,261	15
*	GEE Group Inc.	27,339	11
*	Quest Resource Holding Corp.	4,835	11
*	ShiftPixy Inc.	1,163	10
*	Continental Materials Corp.	1,122	9
*	Art's-Way Manufacturing Co. Inc.	4,243	8
*	JanOne Inc.	2,300	7
*	AeroCentury Corp.	800	4
*	Air T Inc. Warrants Exp. 06/07/2020	36,997	2
*	SG Blocks Inc.	11,820	2
			10,022,197
Information Technology (17.5%)
*	Workday Inc. Class A	2,186,873	359,631
*	Palo Alto Networks Inc.	1,389,466	321,314
*	Square Inc.	4,858,576	303,953
*	Splunk Inc.	1,962,908	293,985
	Marvell Technology Group Ltd.	9,459,930	251,256
	SS&C Technologies Holdings Inc.	3,114,853	191,252
*	Paycom Software Inc.	696,050	184,286
*	Okta Inc.	1,596,517	184,190
*	RingCentral Inc. Class A	1,063,934	179,454
*	GoDaddy Inc. Class A	2,510,241	170,496
*	VMware Inc. Class A	1,117,020	169,552
*	EPAM Systems Inc.	781,837	165,875
*	Tyler Technologies Inc.	552,653	165,807
	Teradyne Inc.	2,373,913	161,877
*	Fair Isaac Corp.	411,981	154,361
*	Twilio Inc. Class A	1,568,294	154,132
*	Trimble Inc.	3,536,683	147,444
*	Trade Desk Inc. Class A	565,049	146,788
*	ON Semiconductor Corp.	5,810,862	141,669
	Booz Allen Hamilton Holding Corp. Class A	1,987,122	141,344
*	Black Knight Inc.	2,118,214	136,582
	Cognex Corp.	2,426,415	135,976
*	DocuSign Inc. Class A	1,773,650	131,445
*	Coupa Software Inc.	892,127	130,474
*	WEX Inc.	614,354	128,683
*	Guidewire Software Inc.	1,171,436	128,589
	Universal Display Corp.	600,666	123,779
*	Zendesk Inc.	1,599,129	122,541
	Cypress Semiconductor Corp.	5,221,751	121,823
*	Euronet Worldwide Inc.	766,573	120,781
*	Aspen Technology Inc.	968,975	117,178
*	Dell Technologies Inc.	2,195,218	112,812
*	PTC Inc.	1,473,197	110,328
	Monolithic Power Systems Inc.	575,353	102,424
*	Arrow Electronics Inc.	1,149,877	97,441
*	Ceridian HCM Holding Inc.	1,426,653	96,841
	Entegris Inc.	1,908,158	95,580
	CDK Global Inc.	1,722,442	94,183
*	Ciena Corp.	2,195,235	93,715
*	Proofpoint Inc.	802,119	92,067
	Genpact Ltd.	2,179,349	91,903
*	HubSpot Inc.	569,028	90,191
*	CACI International Inc. Class A	354,856	88,710
	Sabre Corp.	3,887,353	87,232
*	Lumentum Holdings Inc.	1,096,038	86,916
	MKS Instruments Inc.	778,434	85,636
	Jabil Inc.	1,977,754	81,741
	SYNNEX Corp.	577,411	74,371
*	Manhattan Associates Inc.	905,464	72,211
*	Nuance Communications Inc.	4,017,019	71,623
*	Tech Data Corp.	498,484	71,582
*	Silicon Laboratories Inc.	611,136	70,880

40

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Cree Inc.	1,531,812	70,693
	National Instruments Corp.	1,665,842	70,532
*	Alteryx Inc. Class A	692,370	69,285
*	Avalara Inc.	932,126	68,278
*	Cirrus Logic Inc.	818,335	67,439
	MAXIMUS Inc.	904,674	67,299
	Littelfuse Inc.	343,914	65,791
*	SolarEdge Technologies Inc.	684,653	65,104
*,^	MongoDB Inc.	491,244	64,653
*	Nutanix Inc.	2,066,323	64,593
*	NCR Corp.	1,819,330	63,968
*	Anaplan Inc.	1,219,787	63,917
*	ACI Worldwide Inc.	1,642,788	62,237
	Dolby Laboratories Inc. Class A	900,180	61,932
*	Paylocity Holding Corp.	510,304	61,655
	j2 Global Inc.	655,337	61,412
	KBR Inc.	1,998,701	60,960
*	RealPage Inc.	1,127,798	60,619
*	First Solar Inc.	1,078,803	60,370
	Science Applications International Corp.	690,324	60,072
*	ViaSat Inc.	816,621	59,773
	Cabot Microelectronics Corp.	413,827	59,724
	Avnet Inc.	1,404,867	59,623
	LogMeIn Inc.	693,529	59,463
*	Smartsheet Inc. Class A	1,288,360	57,873
*	Coherent Inc.	345,174	57,420
*	Five9 Inc.	863,606	56,635
	Blackbaud Inc.	701,422	55,833
*	Dropbox Inc. Class A	3,065,196	54,898
*	Pure Storage Inc. Class A	3,193,347	54,638
*	Verint Systems Inc.	949,309	52,554
*	Envestnet Inc.	743,462	51,767
	Perspecta Inc.	1,940,671	51,311
*	FireEye Inc.	3,060,195	50,585
*	Q2 Holdings Inc.	615,594	49,912
*	CoreLogic Inc.	1,131,464	49,456
*	Semtech Corp.	926,366	49,005
*	Viavi Solutions Inc.	3,236,326	48,545
*	Inphi Corp.	652,738	48,316
*	New Relic Inc.	714,052	46,920
*	LiveRamp Holdings Inc.	947,394	45,541
*	Novanta Inc.	505,522	44,708
*	Cornerstone OnDemand Inc.	753,835	44,137
	Brooks Automation Inc.	1,037,555	43,536
*	Zscaler Inc.	930,369	43,262
	Pegasystems Inc.	542,059	43,175
*	Teradata Corp.	1,596,949	42,750
*	Itron Inc.	499,637	41,945
*	II-VI Inc.	1,240,211	41,758
	Power Integrations Inc.	420,454	41,587
*,^	Cloudera Inc.	3,509,938	40,821
	Vishay Intertechnology Inc.	1,891,146	40,263
*	Qualys Inc.	474,129	39,528
*	Anixter International Inc.	428,658	39,479
*	Advanced Energy Industries Inc.	547,085	38,952
*	CommScope Holding Co. Inc.	2,718,248	38,572
*	Everbridge Inc.	484,987	37,868
*	Lattice Semiconductor Corp.	1,913,011	36,615
*	Insight Enterprises Inc.	511,951	35,985
*	Box Inc.	2,140,130	35,911
*	Acacia Communications Inc.	522,370	35,422
*	Rapid7 Inc.	624,875	35,006
*	Fabrinet	531,780	34,481
*	Sanmina Corp.	1,002,210	34,316

41

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	ExlService Holdings Inc.	482,697	33,528
*	Rogers Corp.	267,249	33,334
*	Varonis Systems Inc.	427,914	33,253
*	Diodes Inc.	588,348	33,165
^	Ubiquiti Inc.	174,464	32,970
*	PROS Holdings Inc.	546,580	32,751
*	LivePerson Inc.	883,401	32,686
*	Plexus Corp.	406,430	31,271
*	Blackline Inc.	606,124	31,252
*	Synaptics Inc.	474,710	31,222
	Belden Inc.	554,636	30,505
	ManTech International Corp. Class A	375,755	30,015
*	Elastic NV	464,051	29,838
*,^	Enphase Energy Inc.	1,131,446	29,565
*	EchoStar Corp. Class A	666,669	28,873
*	Bottomline Technologies DE Inc.	534,616	28,655
	EVERTEC Inc.	836,248	28,466
*	SailPoint Technologies Holding Inc.	1,199,667	28,312
*	SPS Commerce Inc.	496,331	27,507
*	FormFactor Inc.	1,051,112	27,297
	Badger Meter Inc.	419,062	27,210
*	Ambarella Inc.	445,443	26,976
*	CommVault Systems Inc.	599,840	26,777
*	8x8 Inc.	1,436,289	26,284
	Progress Software Corp.	628,553	26,116
*,^	Verra Mobility Corp. Class A	1,864,240	26,081
*	Knowles Corp.	1,232,877	26,075
*	Onto Innovation Inc.	702,803	25,680
*,^	Zoom Video Communications Inc. Class A	366,213	24,917
	Kulicke & Soffa Industries Inc.	914,440	24,873
	InterDigital Inc.	451,710	24,614
*	OSI Systems Inc.	243,894	24,570
*	Dynatrace Inc.	932,575	23,594
	CSG Systems International Inc.	455,651	23,594
*	SVMK Inc.	1,312,088	23,447
*	Instructure Inc.	484,898	23,377
*	Cardtronics plc Class A	518,334	23,144
*	Appfolio Inc.	205,510	22,596
*	Alarm.com Holdings Inc.	523,054	22,476
	KEMET Corp.	829,115	22,428
*	Workiva Inc. Class A	532,782	22,403
*	Rambus Inc.	1,609,582	22,172
*	2U Inc.	920,763	22,089
*	NetScout Systems Inc.	914,916	22,022
	Methode Electronics Inc.	540,740	21,278
*	TTM Technologies Inc.	1,413,182	21,268
*	Avaya Holdings Corp.	1,566,689	21,150
*	Sykes Enterprises Inc.	566,017	20,937
*	Perficient Inc.	454,400	20,934
*	Fitbit Inc. Class A	3,176,668	20,871
	NIC Inc.	932,980	20,852
*	Pluralsight Inc. Class A	1,186,015	20,411
*	MaxLinear Inc.	947,344	20,103
*	Amkor Technology Inc.	1,526,511	19,845
*	Altair Engineering Inc. Class A	548,608	19,701
*	Yext Inc.	1,360,168	19,614
*	Virtusa Corp.	415,879	18,852
	Benchmark Electronics Inc.	545,136	18,731
*,^	Appian Corp. Class A	472,543	18,056
*	Infinera Corp.	2,242,610	17,806
*	MACOM Technology Solutions Holdings Inc.	665,384	17,699
*	ForeScout Technologies Inc.	534,833	17,543
*	SolarWinds Corp.	938,498	17,409
*	ePlus Inc.	200,489	16,899

42

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	MicroStrategy Inc. Class A	112,877	16,100
*	Evo Payments Inc. Class A	594,053	15,689
	TiVo Corp.	1,839,732	15,601
*	Photronics Inc.	986,715	15,551
*,^	3D Systems Corp.	1,725,398	15,097
*	Crowdstrike Holdings Inc. Class A	296,884	14,806
*	Datadog Inc. Class A	390,249	14,744
*	Tenable Holdings Inc.	604,207	14,477
*	Zuora Inc. Class A	993,586	14,238
*,^	Slack Technologies Inc. Class A	622,405	13,992
*	Conduent Inc.	2,227,047	13,808
	AVX Corp.	672,403	13,764
	Cohu Inc.	593,671	13,565
*	Ultra Clean Holdings Inc.	574,716	13,489
	CTS Corp.	445,015	13,355
	Xperi Corp.	715,941	13,245
*	FARO Technologies Inc.	259,935	13,088
*	Model N Inc.	372,851	13,076
*	Extreme Networks Inc.	1,773,002	13,067
	Plantronics Inc.	475,024	12,987
*	Cision Ltd.	1,302,486	12,986
	MTS Systems Corp.	266,021	12,777
	Comtech Telecommunications Corp.	356,219	12,642
*	ScanSource Inc.	338,902	12,522
	Switch Inc.	801,101	11,872
*	Cerence Inc.	521,678	11,806
*	Diebold Nixdorf Inc.	1,110,401	11,726
*	Axcelis Technologies Inc.	474,605	11,436
*	Upland Software Inc.	313,971	11,212
^	Ebix Inc.	323,735	10,816
*	Ichor Holdings Ltd.	323,969	10,778
*	Veeco Instruments Inc.	724,462	10,639
	Cass Information Systems Inc.	183,046	10,569
*	Harmonic Inc.	1,338,923	10,444
	TTEC Holdings Inc.	254,650	10,089
*	NETGEAR Inc.	401,076	9,830
*	SunPower Corp. Class A	1,224,928	9,554
*	nLight Inc.	459,978	9,328
*	Cloudflare Inc. Class A	528,924	9,023
*	Unisys Corp.	757,781	8,987
*	CEVA Inc.	327,670	8,834
*	Benefitfocus Inc.	395,075	8,668
	PC Connection Inc.	170,979	8,491
*	OneSpan Inc.	475,392	8,139
	QAD Inc. Class A	157,652	8,029
*	Digi International Inc.	428,212	7,588
*,^	Medallia Inc.	240,596	7,485
	ADTRAN Inc.	727,039	7,190
*	Agilysys Inc.	280,497	7,127
*	SMART Global Holdings Inc.	185,482	7,037
*	PDF Solutions Inc.	413,604	6,986
*	Limelight Networks Inc.	1,701,955	6,944
	Hackett Group Inc.	412,862	6,664
*	Vishay Precision Group Inc.	194,525	6,614
*	Digital Turbine Inc.	916,217	6,533
	American Software Inc. Class A	424,482	6,316
*	Repay Holdings Corp.	429,712	6,295
*,^	Digimarc Corp.	182,006	6,108
*	I3 Verticals Inc. Class A	215,311	6,083
*	Domo Inc.	273,301	5,936
*	A10 Networks Inc.	855,455	5,877
*	Calix Inc.	730,427	5,843
*	Impinj Inc.	222,776	5,761
*	MobileIron Inc.	1,181,890	5,744

43

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*,^	Inseego Corp.	777,659	5,700
*	Zix Corp.	838,076	5,682
*	Endurance International Group Holdings Inc.	1,207,391	5,675
*	Kimball Electronics Inc.	315,392	5,535
*,^	GreenSky Inc. Class A	604,128	5,377
	NVE Corp.	74,261	5,302
*	Napco Security Technologies Inc.	174,779	5,137
*	DSP Group Inc.	318,630	5,015
*	CalAmp Corp.	511,450	4,900
*,^	PAR Technology Corp.	158,860	4,883
*	NeoPhotonics Corp.	540,035	4,763
*	Arlo Technologies Inc.	1,125,668	4,739
*	Brightcove Inc.	542,176	4,712
*	Telaria Inc.	529,243	4,663
*,^	GTT Communications Inc.	397,564	4,512
*	International Money Express Inc.	365,320	4,398
*	Avid Technology Inc.	511,360	4,387
*	Ping Identity Holding Corp.	178,897	4,347
*	Mitek Systems Inc.	560,914	4,291
*,^	Paysign Inc.	406,133	4,122
*	Alpha & Omega Semiconductor Ltd.	291,442	3,969
*	Fastly Inc. Class A	190,098	3,815
	Daktronics Inc.	578,920	3,526
*	Immersion Corp.	460,506	3,422
*,^	VirnetX Holding Corp.	899,010	3,416
*	ChannelAdvisor Corp.	370,477	3,349
*,^	Applied Optoelectronics Inc.	278,449	3,308
*	Pagerduty Inc.	139,531	3,264
*	Adesto Technologies Corp.	377,889	3,212
	Bel Fuse Inc. Class B	153,335	3,143
*	GTY Technology Holdings Inc.	515,700	3,037
*,^	Akoustis Technologies Inc.	377,274	3,018
*	ShotSpotter Inc.	115,745	2,951
*	Telenav Inc.	577,172	2,805
*	Iteris Inc.	547,555	2,732
*,^	Intelligent Systems Corp.	66,648	2,662
*	Synchronoss Technologies Inc.	555,246	2,637
*	Ribbon Communications Inc.	787,375	2,441
*	SecureWorks Corp. Class A	144,423	2,406
	PC-Tel Inc.	276,829	2,345
*	ACM Research Inc. Class A	123,155	2,272
*	KVH Industries Inc.	203,900	2,269
*	AXT Inc.	520,222	2,263
*	Eastman Kodak Co.	458,775	2,133
*	Powerfleet Inc.	321,461	2,093
*	eGain Corp.	261,930	2,074
*	ServiceSource International Inc.	1,240,245	2,071
*	CyberOptics Corp.	112,360	2,065
*	Intevac Inc.	282,964	1,998
*	Clearfield Inc.	139,964	1,951
*	Casa Systems Inc.	444,441	1,818
*	Luna Innovations Inc.	244,573	1,783
*	PRGX Global Inc.	353,952	1,741
*	Pixelworks Inc.	442,513	1,735
*,^	SharpSpring Inc.	137,815	1,581
*	GSI Technology Inc.	220,551	1,564
*,^	Asure Software Inc.	182,092	1,490
*	EMCORE Corp.	439,935	1,337
*	Smith Micro Software Inc.	329,282	1,311
	TransAct Technologies Inc.	118,987	1,305
	GlobalSCAPE Inc.	131,567	1,293
*	StarTek Inc.	161,812	1,291
*	Seachange International Inc.	304,309	1,275
*	Amtech Systems Inc.	166,221	1,190

44

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	AstroNova Inc.	81,755	1,122
*	Airgain Inc.	103,786	1,109
*	LRAD Corp.	329,911	1,079
*,^	MicroVision Inc.	1,472,459	1,060
*	Information Services Group Inc.	416,590	1,054
*	Park City Group Inc.	194,170	983
*,^	MoneyGram International Inc.	466,181	979
*	LGL Group Inc.	63,393	951
	TESSCO Technologies Inc.	83,660	939
*	Frequency Electronics Inc.	90,022	919
*,^	Research Frontiers Inc.	290,116	873
*	Identiv Inc.	154,044	869
*	Intellicheck Inc.	115,814	867
*	Key Tronic Corp.	153,764	836
	CSP Inc.	63,390	827
*	Computer Task Group Inc.	154,714	801
*	DASAN Zhone Solutions Inc.	90,450	801
*	PFSweb Inc.	204,650	782
*	Steel Connect Inc.	529,960	774
*	IEC Electronics Corp.	84,880	772
*	Rimini Street Inc.	192,247	746
*,^	Resonant Inc.	277,891	672
*	Everspin Technologies Inc.	126,537	666
*,^	Veritone Inc.	265,283	661
*,^	Wrap Technologies Inc.	102,897	658
	Richardson Electronics Ltd.	116,609	657
*,^	Phunware Inc.	532,279	633
*,^	QuickLogic Corp.	105,000	630
*	Aware Inc.	183,320	616
*,^	Lantronix Inc.	166,237	590
*	Aviat Networks Inc.	41,586	584
	RF Industries Ltd.	83,949	567
*	Data I/O Corp.	131,998	553
*	Synacor Inc.	363,282	552
	Communications Systems Inc.	84,005	518
*	NetSol Technologies Inc.	126,277	505
*	Finjan Holdings Inc.	230,934	464
*	inTEST Corp.	75,524	449
	QAD Inc. Class B	11,899	439
*	Issuer Direct Corp.	34,425	402
*	Kopin Corp.	979,351	393
*	Perceptron Inc.	70,502	388
*	Coda Octopus Group Inc.	45,539	381
*,^	Atomera Inc.	123,595	381
*	Aehr Test Systems	176,801	354
*	CUI Global Inc.	317,250	349
*	RealNetworks Inc.	280,491	337
*	Wireless Telecom Group Inc.	233,098	333
*	Optical Cable Corp.	101,490	330
*	Majesco	38,482	317
	Wayside Technology Group Inc.	18,491	300
*	GSE Systems Inc.	180,096	297
*,^	Internap Corp.	268,567	295
*	WidePoint Corp.	702,924	280
*	Exela Technologies Inc.	684,046	279
*	BSQUARE Corp.	186,526	259
*,^	ClearSign Combustion Corp.	337,298	257
*,^	Riot Blockchain Inc.	225,094	252
*	Innodata Inc.	215,507	246
*	CVD Equipment Corp.	68,981	222
*	Sonim Technologies Inc.	59,459	216
*	Qumu Corp.	80,502	210
	Network-1 Technologies Inc.	93,241	203
*	Image Sensing Systems Inc.	44,750	200

45

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	LightPath Technologies Inc. Class A	267,231	194
*	ClearOne Inc.	114,463	190
	Support.com Inc.	145,787	159
*,^	AudioEye Inc.	31,131	146
*,^	Net Element Inc.	44,862	144
	Bel Fuse Inc. Class A	8,959	143
*	eMagin Corp.	416,604	143
	BK Technologies Corp.	40,918	127
*	Bill.Com Holdings Inc.	3,211	122
*,^	NXT-ID Inc.	270,096	122
*,^	Digital Ally Inc.	109,792	112
*	Technical Communications Corp.	20,218	102
*	Qualstar Corp.	18,492	100
*	Schmitt Industries Inc.	25,576	99
*	Westell Technologies Inc. Class A	109,328	98
*	BroadVision Inc.	33,951	89
*,^	Neonode Inc.	44,970	87
*	TSR Inc.	23,470	84
*	Evolving Systems Inc.	93,207	83
*	Inuvo Inc.	273,520	81
*	One Stop Systems Inc.	38,877	79
*,^	Boxlight Corp. Class A	69,543	77
*	ALJ Regional Holdings Inc.	64,383	74
*	Usio Inc.	46,196	72
*	SITO Mobile Ltd.	247,815	69
*	SigmaTron International Inc.	16,060	65
*	Marin Software Inc.	41,968	58
*	Marathon Patent Group Inc.	57,647	51
*	Nortech Systems Inc.	9,269	45
*	Socket Mobile Inc.	27,598	44
*	Bio-key International Inc.	78,056	39
*	Zebra Technologies Corp.	132	34
	Cemtrex Inc.	22,059	29
*	ADDvantage Technologies Group Inc.	9,900	24
*,^	Applied DNA Sciences Inc.	4,910	21
*	Verb Technology Co. Inc.	13,063	20
*	Trio-Tech International	4,900	20
*	Vislink Technologies Inc.	71,046	18
*	MoSys Inc.	10,086	18
	AMERI Holdings Inc.	7,332	17
*	CPI Card Group Inc.	15,906	14
*	Blonder Tongue Laboratories Inc.	16,400	12
	Taitron Components Inc.	2,300	7
*	Envision Solar International Inc.	1,100	5
*	Bridgeline Digital Inc.	2,753	4
*	CPS Technologies Corp.	4,074	4
*	Summit Wireless Technologies Inc.	5,755	4
*	Rubicon Technology Inc.	361	3
*	Superconductor Technologies Inc.	10,085	2
*,^	Inpixon	16,676	2
*	Priority Technology Holdings Inc.	106	—
			13,074,483
Materials (4.0%)
	RPM International Inc.	1,845,277	141,643
*	Crown Holdings Inc.	1,920,198	139,291
	Royal Gold Inc.	933,648	114,138
	Reliance Steel & Aluminum Co.	947,025	113,416
	AptarGroup Inc.	913,411	105,609
	Steel Dynamics Inc.	3,031,148	103,180
*	Axalta Coating Systems Ltd.	2,953,782	89,795
*	Berry Global Group Inc.	1,869,530	88,784
	Sonoco Products Co.	1,423,872	87,881
	Graphic Packaging Holding Co.	4,108,560	68,408
	Huntsman Corp.	2,816,479	68,046

46

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Ashland Global Holdings Inc.	855,371	65,462
	Scotts Miracle-Gro Co.	563,230	59,804
	Valvoline Inc.	2,680,777	57,395
*	Alcoa Corp.	2,602,032	55,970
	WR Grace & Co.	795,515	55,567
	Eagle Materials Inc.	587,437	53,257
*	Ingevity Corp.	600,021	52,430
	NewMarket Corp.	105,175	51,170
	Louisiana-Pacific Corp.	1,653,477	49,059
	Balchem Corp.	451,626	45,899
	Chemours Co.	2,322,730	42,018
	PolyOne Corp.	1,097,050	40,361
	Sensient Technologies Corp.	602,871	39,844
	Cabot Corp.	815,424	38,749
*	Summit Materials Inc. Class A	1,607,665	38,423
	Olin Corp.	2,223,347	38,353
	Commercial Metals Co.	1,688,098	37,594
	HB Fuller Co.	726,380	37,459
*	Allegheny Technologies Inc.	1,805,382	37,299
	Innospec Inc.	349,894	36,193
*	Element Solutions Inc.	3,085,504	36,039
	Westlake Chemical Corp.	494,332	34,677
	Carpenter Technology Corp.	687,316	34,215
	Silgan Holdings Inc.	1,098,844	34,152
^	Cleveland-Cliffs Inc.	3,817,756	32,069
	Domtar Corp.	800,487	30,611
	Quaker Chemical Corp.	185,141	30,459
	Stepan Co.	288,921	29,597
	Compass Minerals International Inc.	482,401	29,407
*	Coeur Mining Inc.	3,437,144	27,772
	Minerals Technologies Inc.	479,357	27,625
^	United States Steel Corp.	2,412,651	27,528
	O-I Glass Inc.	2,214,331	26,417
	Kaiser Aluminum Corp.	227,413	25,218
	Hecla Mining Co.	7,090,143	24,036
	Worthington Industries Inc.	531,770	22,430
	Greif Inc. Class A	478,149	21,134
	Boise Cascade Co.	564,028	20,604
	Trinseo SA	534,091	19,874
	Schweitzer-Mauduit International Inc.	448,531	18,834
*	Livent Corp.	2,091,713	17,884
*	GCP Applied Technologies Inc.	777,241	17,651
	Materion Corp.	294,367	17,500
*	Ferro Corp.	1,176,935	17,454
	Neenah Inc.	229,744	16,181
*	AK Steel Holding Corp.	4,558,420	14,997
	Tronox Holdings plc Class A	1,311,299	14,975
	Warrior Met Coal Inc.	686,213	14,500
	Chase Corp.	109,072	12,923
*	Kraton Corp.	459,760	11,641
*	Koppers Holdings Inc.	303,935	11,616
	PH Glatfelter Co.	619,792	11,342
*	PQ Group Holdings Inc.	574,669	9,873
*	US Concrete Inc.	232,739	9,696
*	Verso Corp.	511,502	9,222
	Myers Industries Inc.	533,908	8,906
	Innophos Holdings Inc.	272,677	8,720
	Schnitzer Steel Industries Inc.	385,680	8,362
*	AdvanSix Inc.	414,349	8,270
	American Vanguard Corp.	399,741	7,783
	Tredegar Corp.	346,579	7,746
	Mercer International Inc.	578,053	7,110
	Haynes International Inc.	192,430	6,885
	SunCoke Energy Inc.	1,095,052	6,822

47

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Hawkins Inc.	145,062	6,645
*	OMNOVA Solutions Inc.	654,081	6,613
*	Resolute Forest Products Inc.	1,376,957	5,783
*,^	McEwen Mining Inc.	4,501,253	5,717
*	Century Aluminum Co.	750,639	5,641
*	Clearwater Paper Corp.	257,266	5,495
	Gold Resource Corp.	991,431	5,493
	FutureFuel Corp.	405,282	5,021
*	TimkenSteel Corp.	621,498	4,885
*	UFP Technologies Inc.	94,032	4,665
	Kronos Worldwide Inc.	337,265	4,519
*	Intrepid Potash Inc.	1,460,721	3,959
*	Forterra Inc.	274,549	3,174
*	Ryerson Holding Corp.	243,758	2,884
	Rayonier Advanced Materials Inc.	732,636	2,813
*	Venator Materials plc	730,367	2,797
^	Advanced Emissions Solutions Inc.	254,307	2,670
	Olympic Steel Inc.	138,199	2,477
	United States Lime & Minerals Inc.	27,379	2,472
^	Tecnoglass Inc.	274,478	2,264
*	Trecora Resources	261,514	1,870
*,^	Loop Industries Inc.	185,640	1,838
*,^	Amyris Inc.	561,150	1,734
*	Universal Stainless & Alloy Products Inc.	114,415	1,705
*	Flotek Industries Inc.	776,697	1,553
*	Synalloy Corp.	106,210	1,371
*	LSB Industries Inc.	291,929	1,226
	Northern Technologies International Corp.	84,376	1,186
*	AgroFresh Solutions Inc.	396,351	1,023
*	Ranpak Holdings Corp.	125,163	1,020
*	Marrone Bio Innovations Inc.	967,209	977
*	Mayville Engineering Co. Inc.	94,477	886
*	Ampco-Pittsburgh Corp.	186,083	560
	Friedman Industries Inc.	71,623	431
*	Ramaco Resources Inc.	91,534	328
*,^	Taronis Technologies Inc.	356,071	323
*	Core Molding Technologies Inc.	98,285	319
*,^	Golden Minerals Co.	648,415	201
*,§	A Schulman Inc. CVR	392,279	170
*	General Moly Inc.	684,877	156
*	Paramount Gold Nevada Corp.	131,789	102
*,^	US Gold Corp.	117,799	95
*	Solitario Zinc Corp.	258,205	78
*	US Antimony Corp.	177,515	68
	Greif Inc. Class B	596	31
*	Comstock Mining Inc.	47,870	21
*	Ikonics Corp.	926	5
			2,988,518
Other (0.0%)[2]
*	Baudax Bio Inc.	104,376	722
*	Sprout Social Inc. Class A	27,778	446
*,§	Tobira Therapeutics CVR Exp. 12/31/2028	87,894	398
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	355,460	313
*,^,§	Taronis Fuels Inc.	1,152,975	85
*,§	Corium CVR	370,501	67
*,§	NewStar Financial Inc. CVR	225,787	55
*	Kadmon Warrants Exp. 09/29/2022	105,015	50
*,§	Media General Inc. CVR	1,202,098	47
*,§	Aratana Therapeutics Inc. CVR	701,074	18
*,^,§	Social Reality Inc. Rights Exp. 12/31/2019	74,416	13
*,§	Ocera Therapeutics CVR Line	48,417	13
*,§	GenVec Inc. CPR Exp. 06/19/2020	26,612	12
*,§	Alexza Pharmaceuticals Inc. CVR	128,704	4
*,^,§	Apricus Biosciences Inc. CVR	5,736	3

48

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*,§	OncoMed Pharmaceuticals Inc. CVR	287,555	3
*,§	Seventy Seven Energy Inc. Escrow Line	3,457	—
*,§	TheStreet CVR	40,470	—
*,^,§	Biosante Pharmaceutical Inc. CVR	44,795	—
			2,249
Real Estate (9.3%)
	Invitation Homes Inc.	7,628,054	228,613
	Sun Communities Inc.	1,312,624	197,025
	WP Carey Inc.	2,454,469	196,456
	Equity LifeStyle Properties Inc.	2,594,528	182,629
	VICI Properties Inc.	6,524,563	166,703
	Medical Properties Trust Inc.	7,338,501	154,916
	Camden Property Trust	1,371,054	145,469
	VEREIT Inc.	15,159,187	140,071
	Liberty Property Trust	2,234,515	134,183
	National Retail Properties Inc.	2,446,015	131,155
	Omega Healthcare Investors Inc.	3,096,923	131,155
	Jones Lang LaSalle Inc.	736,002	128,131
	Gaming and Leisure Properties Inc.	2,888,079	124,332
	Kilroy Realty Corp.	1,380,241	115,802
	STORE Capital Corp.	3,038,499	113,154
	Lamar Advertising Co. Class A	1,218,392	108,754
	CyrusOne Inc.	1,608,548	105,247
	Douglas Emmett Inc.	2,335,672	102,536
	Americold Realty Trust	2,722,949	95,467
	American Homes 4 Rent Class A	3,615,251	94,756
	American Campus Communities Inc.	1,963,392	92,338
	Brixmor Property Group Inc.	4,205,486	90,881
	Healthcare Trust of America Inc. Class A	2,961,113	89,662
	Park Hotels & Resorts Inc.	3,404,381	88,071
	CubeSmart	2,756,103	86,762
	Cousins Properties Inc.	2,075,698	85,519
	Hudson Pacific Properties Inc.	2,189,904	82,450
	EPR Properties	1,118,684	79,024
*	Howard Hughes Corp.	612,187	77,625
	First Industrial Realty Trust Inc.	1,801,679	74,788
	EastGroup Properties Inc.	549,554	72,909
	Highwoods Properties Inc.	1,477,736	72,276
	Life Storage Inc.	666,735	72,194
	Rexford Industrial Realty Inc.	1,571,501	71,770
	Spirit Realty Capital Inc.	1,412,596	69,471
	JBG SMITH Properties	1,691,357	67,468
	Ryman Hospitality Properties Inc.	772,545	66,949
	Healthcare Realty Trust Inc.	1,914,869	63,899
	Rayonier Inc.	1,823,237	59,729
	CoreSite Realty Corp.	532,021	59,650
	STAG Industrial Inc.	1,872,142	59,103
	Sabra Health Care REIT Inc.	2,726,857	58,191
	Service Properties Trust	2,362,018	57,468
	Equity Commonwealth	1,728,421	56,744
	Outfront Media Inc.	2,054,563	55,103
	Weingarten Realty Investors	1,715,802	53,602
	Terreno Realty Corp.	956,964	51,810
	National Health Investors Inc.	628,173	51,184
	Pebblebrook Hotel Trust	1,864,095	49,976
	Physicians Realty Trust	2,613,102	49,492
	Apple Hospitality REIT Inc.	2,978,544	48,401
	Corporate Office Properties Trust	1,608,639	47,262
	PS Business Parks Inc.	283,579	46,754
	QTS Realty Trust Inc. Class A	832,960	45,205
	Sunstone Hotel Investors Inc.	3,196,535	44,496
	RLJ Lodging Trust	2,393,177	42,407
	Agree Realty Corp.	601,683	42,220

49

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	PotlatchDeltic Corp.	963,060	41,672
^	Macerich Co.	1,544,617	41,581
	Retail Properties of America Inc.	3,028,085	40,576
	Piedmont Office Realty Trust Inc. Class A	1,803,231	40,104
	Paramount Group Inc.	2,858,055	39,784
	Brandywine Realty Trust	2,516,609	39,637
	Kennedy-Wilson Holdings Inc.	1,749,448	39,013
	Lexington Realty Trust Class B	3,464,952	36,798
	Xenia Hotels & Resorts Inc.	1,625,604	35,129
	Columbia Property Trust Inc.	1,668,149	34,881
	Colony Capital Inc.	7,017,778	33,334
	Washington REIT	1,131,423	33,015
	Acadia Realty Trust	1,248,820	32,382
	Urban Edge Properties	1,651,908	31,684
	American Assets Trust Inc.	689,554	31,651
	DiamondRock Hospitality Co.	2,822,546	31,274
	Newmark Group Inc. Class A	2,285,014	30,745
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	940,067	30,251
	Mack-Cali Realty Corp.	1,301,573	30,105
	CoreCivic Inc.	1,706,634	29,661
	SITE Centers Corp.	2,110,709	29,592
	Empire State Realty Trust Inc.	2,105,985	29,400
	Retail Opportunity Investments Corp.	1,638,640	28,938
	Essential Properties Realty Trust Inc.	1,163,028	28,855
	GEO Group Inc.	1,735,284	28,823
	Senior Housing Properties Trust	3,414,501	28,818
	National Storage Affiliates Trust	856,444	28,794
	CareTrust REIT Inc.	1,347,617	27,801
	Four Corners Property Trust Inc.	965,278	27,211
	Taubman Centers Inc.	867,366	26,966
	LTC Properties Inc.	574,058	25,701
	Easterly Government Properties Inc.	1,071,198	25,420
*,^	Redfin Corp.	1,193,694	25,235
	Global Net Lease Inc.	1,239,046	25,128
	Kite Realty Group Trust	1,193,380	23,307
	Uniti Group Inc.	2,745,227	22,538
	Office Properties Income Trust	697,435	22,416
	Industrial Logistics Properties Trust	936,260	20,991
	Universal Health Realty Income Trust	178,455	20,943
	American Finance Trust Inc.	1,506,913	19,982
	Alexander & Baldwin Inc.	947,070	19,851
^	Tanger Factory Outlet Centers Inc.	1,324,329	19,507
	Monmouth Real Estate Investment Corp.	1,336,817	19,357
^	Seritage Growth Properties Class A	473,018	18,959
	Summit Hotel Properties Inc.	1,503,362	18,551
	Independence Realty Trust Inc.	1,280,992	18,036
	RPT Realty	1,149,651	17,291
^	Realogy Holdings Corp.	1,649,279	15,965
	Getty Realty Corp.	476,806	15,673
	NexPoint Residential Trust Inc.	317,821	14,302
	Armada Hoffler Properties Inc.	773,138	14,187
	Franklin Street Properties Corp.	1,475,345	12,629
^	Innovative Industrial Properties Inc.	164,447	12,477
	iStar Inc.	838,976	12,174
	Chatham Lodging Trust	660,753	12,118
*	Marcus & Millichap Inc.	324,708	12,095
	Community Healthcare Trust Inc.	280,817	12,036
	Urstadt Biddle Properties Inc. Class A	478,749	11,892
	Investors Real Estate Trust	163,482	11,852
	City Office REIT Inc.	778,337	10,523
	Alexander's Inc.	31,333	10,351
	RMR Group Inc. Class A	222,763	10,167
^	Washington Prime Group Inc.	2,737,978	9,966
	Gladstone Commercial Corp.	452,943	9,901

50

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Front Yard Residential Corp.	747,569	9,225
	RE/MAX Holdings Inc. Class A	231,300	8,903
	Preferred Apartment Communities Inc. Class A	668,142	8,900
	New Senior Investment Group Inc.	1,157,472	8,855
*	St. Joe Co.	435,088	8,628
	CorEnergy Infrastructure Trust Inc.	186,544	8,340
	Saul Centers Inc.	157,682	8,322
	Whitestone REIT	602,130	8,201
	CatchMark Timber Trust Inc. Class A	699,383	8,022
	UMH Properties Inc.	500,275	7,869
	Hersha Hospitality Trust Class A	540,602	7,866
	Retail Value Inc.	199,665	7,348
	Global Medical REIT Inc.	542,891	7,182
^	Safehold Inc.	177,628	7,158
	One Liberty Properties Inc.	240,239	6,532
	CorePoint Lodging Inc.	604,126	6,452
	Jernigan Capital Inc.	318,226	6,091
*	FRP Holdings Inc.	104,709	5,216
*	Tejon Ranch Co.	320,167	5,116
^	Pennsylvania REIT	910,555	4,853
	Consolidated-Tomoka Land Co.	76,820	4,634
*	Forestar Group Inc.	216,878	4,522
	Braemar Hotels & Resorts Inc.	470,292	4,200
*,^	eXp World Holdings Inc.	357,295	4,048
	Ashford Hospitality Trust Inc.	1,373,231	3,831
	Cedar Realty Trust Inc.	1,205,686	3,557
	Bluerock Residential Growth REIT Inc. Class A	284,836	3,432
	Plymouth Industrial REIT Inc.	180,988	3,328
	Gladstone Land Corp.	254,782	3,304
*	Altisource Portfolio Solutions SA	152,774	2,953
^	Farmland Partners Inc.	432,882	2,935
*	Stratus Properties Inc.	87,388	2,707
^	CBL & Associates Properties Inc.	2,570,027	2,699
*	Rafael Holdings Inc. Class B	148,313	2,646
	BRT Apartments Corp.	146,907	2,493
	Clipper Realty Inc.	191,332	2,028
	Griffin Industrial Realty Inc.	33,575	1,328
	Sotherly Hotels Inc.	166,788	1,131
*	Maui Land & Pineapple Co. Inc.	87,932	989
*	Transcontinental Realty Investors Inc.	22,564	900
*	Trinity Place Holdings Inc.	293,641	884
	Condor Hospitality Trust Inc.	70,224	775
	Postal Realty Trust Inc. Class A	36,302	615
	Spirit MTA REIT	653,668	502
*	InterGroup Corp.	6,800	253
*,^	Wheeler REIT Inc.	136,025	223
	CIM Commercial Trust Corp.	13,043	189
	Global Self Storage Inc.	43,032	185
*	JW Mays Inc.	4,600	139
*	American Realty Investors Inc.	6,484	111
*	Altisource Asset Management Corp.	2,628	32
	HMG/Courtland Properties Inc.	1,000	13
*	CKX Lands Inc.	1,000	9
	Urstadt Biddle Properties Inc.	308	6
*	Power REIT	200	2
	InnSuites Hospitality Trust	108	—
			6,950,085
Utilities (2.7%)
	Vistra Energy Corp.	6,350,570	146,000
	Aqua America Inc.	3,076,575	144,415
	UGI Corp.	2,961,228	133,729
	OGE Energy Corp.	2,828,049	125,763
	MDU Resources Group Inc.	2,852,659	84,753
	IDACORP Inc.	721,951	77,104

51

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Hawaiian Electric Industries Inc.	1,537,161	72,031
	Portland General Electric Co.	1,274,006	71,077
	ONE Gas Inc.	750,765	70,249
	Black Hills Corp.	882,673	69,325
	New Jersey Resources Corp.	1,364,062	60,796
	Spire Inc.	725,305	60,425
	ALLETE Inc.	741,048	60,151
	Southwest Gas Holdings Inc.	777,836	59,092
	PNM Resources Inc.	1,132,822	57,445
	National Fuel Gas Co.	1,213,867	56,493
	Ormat Technologies Inc.	720,508	53,692
	NorthWestern Corp.	711,038	50,960
	American States Water Co.	529,908	45,911
	Avista Corp.	951,198	45,743
	South Jersey Industries Inc.	1,313,445	43,317
	Avangrid Inc.	780,876	39,950
	MGE Energy Inc.	503,748	39,705
	El Paso Electric Co.	567,963	38,559
	Pattern Energy Group Inc. Class A	1,321,245	35,350
	California Water Service Group	677,252	34,919
	Northwest Natural Holding Co.	432,668	31,901
	Otter Tail Corp.	566,949	29,079
	SJW Group	376,924	26,784
	Chesapeake Utilities Corp.	239,682	22,969
	Clearway Energy Inc.	1,122,498	22,394
	TerraForm Power Inc. Class A	1,148,126	17,670
	Middlesex Water Co.	250,734	15,939
	Unitil Corp.	201,225	12,440
	Clearway Energy Inc. Class A	458,202	8,761
	York Water Co.	187,360	8,639
*	AquaVenture Holdings Ltd.	297,674	8,073
	Artesian Resources Corp. Class A	123,138	4,582
*,^	Cadiz Inc.	405,152	4,465
*	Sunnova Energy International Inc.	229,710	2,564
	RGC Resources Inc.	88,840	2,539
*	Pure Cycle Corp.	198,874	2,504
	Genie Energy Ltd. Class B	286,048	2,211
	Global Water Resources Inc.	120,540	1,585
	Spark Energy Inc. Class A	147,300	1,360
			2,003,413
Total Common Stocks (Cost $55,774,347)			73,751,167

	Coupon
Preferred Stocks (0.0%)
Air T Funding Pfd., 8.000%, 6/7/24 (Cost $14)		7,047	18
Temporary Cash Investments (2.9%)[1]
Money Market Fund (2.9%)
[3,4] Vanguard Market Liquidity Fund	1.816%	21,447,682	2,144,983

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[5]	United States Treasury Bill	1.669%	1/9/20	6,000	5,998
[5]	United States Treasury Bill	1.566%	2/20/20	17,000	16,965

52

Vanguard® Extended Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	United States Treasury Bill	1.527%	4/30/20	1,500	1,492
					24,455
Total Temporary Cash Investments (Cost $2,169,137)					2,169,438
Total Investments (101.8%) (Cost $57,943,498)					75,920,623
Other Assets and Liabilities – Net (-1.8%)[4,5,6]					(1,377,056)
Net Assets (100%)					74,543,567

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,286,160,000.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund's benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,370,243,000 was received for securities on loan, of which $1,358,552,000 is held in Vanguard Market Liquidity Fund and $11,691,000 is held in cash.
5	Securities with a value of $24,453,000 and cash of $1,693,000 have been segregated as initial margin for open futures contracts.
6	Cash of $2,820,000 has been segregated as collateral for open over-the-counter swap contracts.
CPR—Contingent Payment Rights.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

53

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA980 022020

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
Common Stocks (99.7%)1
Basic Materials (2.2%)
	Linde plc	15,134,929	3,222,226
	Air Products & Chemicals Inc.	6,202,815	1,457,599
	Ecolab Inc.	7,305,117	1,409,815
	DuPont de Nemours Inc.	20,873,003	1,340,047
	Dow Inc.	20,929,539	1,145,474
	Newmont Goldcorp Corp.	23,107,807	1,004,034
	PPG Industries Inc.	6,646,159	887,196
	LyondellBasell Industries NV Class A	7,047,120	665,812
	Freeport-McMoRan Inc.	38,833,880	509,501
	International Paper Co.	11,058,509	509,244
	Nucor Corp.	8,537,296	480,479
	Celanese Corp. Class A	3,406,597	419,420
	International Flavors & Fragrances Inc.	3,004,135	387,593
	FMC Corp.	3,655,457	364,888
	Avery Dennison Corp.	2,355,232	308,111
	CF Industries Holdings Inc.	6,130,780	292,683
	RPM International Inc.	3,648,559	280,063
	Eastman Chemical Co.	3,457,498	274,041
	Royal Gold Inc.	1,842,944	225,300
	Albemarle Corp.	2,984,304	217,974
	Reliance Steel & Aluminum Co.	1,777,724	212,900
	Mosaic Co.	9,628,626	208,363
	Steel Dynamics Inc.	5,791,420	197,140
*	Axalta Coating Systems Ltd.	5,902,140	179,425
	Huntsman Corp.	5,801,106	140,155
	WR Grace & Co.	1,865,484	130,304
	Ashland Global Holdings Inc.	1,702,064	130,259
	NewMarket Corp.	266,961	129,882
	Scotts Miracle-Gro Co.	1,107,569	117,602
*	Univar Solutions Inc.	4,745,763	115,037
*	Alcoa Corp.	5,232,726	112,556
*	Ingevity Corp.	1,181,170	103,211
	Balchem Corp.	913,136	92,802
	Chemours Co.	4,591,159	83,054
	PolyOne Corp.	2,178,343	80,141
	Sensient Technologies Corp.	1,187,405	78,476
	Olin Corp.	4,476,055	77,212
	Westlake Chemical Corp.	1,084,804	76,099
	HB Fuller Co.	1,437,003	74,106
	Commercial Metals Co.	3,321,882	73,978
	Innospec Inc.	685,977	70,957
*	Element Solutions Inc.	6,062,971	70,815
	Cabot Corp.	1,448,198	68,818
	Carpenter Technology Corp.	1,357,669	67,585
^	Cleveland-Cliffs Inc.	7,536,994	63,311
	Quaker Chemical Corp.	378,340	62,244
	Domtar Corp.	1,610,013	61,567
	Compass Minerals International Inc.	955,846	58,268
	Stepan Co.	565,290	57,908
	Minerals Technologies Inc.	978,061	56,366
^	United States Steel Corp.	4,764,758	54,366
*	Coeur Mining Inc.	6,144,234	49,645
	Kaiser Aluminum Corp.	447,290	49,600
	Hecla Mining Co.	13,977,833	47,385
	Worthington Industries Inc.	1,044,716	44,066
*	GCP Applied Technologies Inc.	1,689,907	38,378
	Schweitzer-Mauduit International Inc.	874,408	36,716
*	Ferro Corp.	2,332,299	34,588
	Materion Corp.	558,542	33,205
	Neenah Inc.	462,801	32,595
	Warrior Met Coal Inc.	1,413,990	29,878

1

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Arch Coal Inc. Class A	411,588	29,527
*	AK Steel Holding Corp.	8,240,587	27,112
	Tronox Holdings plc Class A	2,358,953	26,939
	Chase Corp.	194,326	23,024
*	Kraton Corp.	905,710	22,933
	PH Glatfelter Co.	1,228,250	22,477
	GrafTech International Ltd.	1,901,307	22,093
*	Koppers Holdings Inc.	534,736	20,438
*	PQ Group Holdings Inc.	1,175,974	20,203
	Tredegar Corp.	846,265	18,914
	Innophos Holdings Inc.	560,944	17,939
	Peabody Energy Corp.	1,846,360	16,839
*	Verso Corp.	896,052	16,156
*	AdvanSix Inc.	804,471	16,057
	SunCoke Energy Inc.	2,568,204	16,000
	Schnitzer Steel Industries Inc.	710,227	15,398
	American Vanguard Corp.	778,580	15,159
*	OMNOVA Solutions Inc.	1,285,015	12,992
	Haynes International Inc.	362,822	12,982
	US Silica Holdings Inc.	2,090,691	12,858
	Hawkins Inc.	280,320	12,841
*	Century Aluminum Co.	1,417,898	10,656
	Gold Resource Corp.	1,877,491	10,401
*	Clearwater Paper Corp.	465,239	9,938
	Kronos Worldwide Inc.	739,566	9,910
	FutureFuel Corp.	731,582	9,064
*	TimkenSteel Corp.	1,000,122	7,861
*	Resolute Forest Products Inc.	1,670,830	7,017
*	CONSOL Energy Inc.	473,551	6,871
*	Intrepid Potash Inc.	2,429,814	6,585
	Rayonier Advanced Materials Inc.	1,616,669	6,208
*,^	ChromaDex Corp.	1,265,117	5,453
	Olympic Steel Inc.	298,044	5,341
*,^	Energy Fuels Inc.	2,667,456	5,095
*	Ryerson Holding Corp.	410,113	4,852
*	Contura Energy Inc.	526,551	4,765
*,^	Uranium Energy Corp.	4,831,743	4,441
*	Universal Stainless & Alloy Products Inc.	275,820	4,110
*	Synalloy Corp.	280,770	3,625
*	LSB Industries Inc.	681,035	2,860
*,^	Ur-Energy Inc.	4,610,759	2,713
*,^	AgroFresh Solutions Inc.	1,033,962	2,668
	Northern Technologies International Corp.	159,019	2,236
*,^	Hi-Crush Inc.	2,164,803	1,911
*	Marrone Bio Innovations Inc.	1,883,507	1,902
	Hallador Energy Co.	471,119	1,399
*	Ampco-Pittsburgh Corp.	420,452	1,266
	United-Guardian Inc.	52,756	1,037
*	Ramaco Resources Inc.	231,486	829
	Friedman Industries Inc.	125,686	757
*	Centrus Energy Corp. Class A	95,059	654
*	General Moly Inc.	1,633,202	371
*	Senestech Inc.	325,961	179
*	US Antimony Corp.	409,122	158
	Flexible Solutions International Inc.	54,447	140
*,^	US Gold Corp.	133,257	108
*	NL Industries Inc.	26,976	105
*	Paramount Gold Nevada Corp.	65,976	51
*	Golden Minerals Co.	130,813	41
*	Solitario Zinc Corp.	107,374	32
*	Ikonics Corp.	2,096	11
			19,444,965
Consumer Goods (7.9%)
	Procter & Gamble Co.	70,247,910	8,773,964

2

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Coca-Cola Co.	108,645,223	6,013,513
	PepsiCo Inc.	39,282,426	5,368,729
	Philip Morris International Inc.	43,826,136	3,729,166
	NIKE Inc. Class B	35,096,598	3,555,636
	Altria Group Inc.	52,623,126	2,626,420
	Mondelez International Inc. Class A	40,570,077	2,234,600
*,^	Tesla Inc.	4,061,017	1,698,845
	Colgate-Palmolive Co.	24,144,877	1,662,133
	Kimberly-Clark Corp.	9,666,055	1,329,566
	General Motors Co.	36,177,178	1,324,085
	Estee Lauder Cos. Inc. Class A	6,261,287	1,293,206
	Activision Blizzard Inc.	21,645,599	1,286,182
	Ford Motor Co.	109,743,140	1,020,611
	VF Corp.	9,554,534	952,205
	General Mills Inc.	17,007,425	910,918
*	Electronic Arts Inc.	8,230,572	884,869
	Constellation Brands Inc. Class A	4,250,806	806,590
*	Lululemon Athletica Inc.	3,291,813	762,614
	Tyson Foods Inc. Class A	8,317,746	757,248
	Archer-Daniels-Midland Co.	15,666,228	726,130
	Aptiv plc	7,190,659	682,897
*	Monster Beverage Corp.	10,616,245	674,662
	Corteva Inc.	21,074,302	622,956
	Hershey Co.	4,181,939	614,661
	Kraft Heinz Co.	18,935,664	608,403
	McCormick & Co. Inc.	3,480,731	590,784
	Brown-Forman Corp. Class B	8,230,479	556,380
	Clorox Co.	3,538,701	543,332
	DR Horton Inc.	9,881,146	521,230
	Kellogg Co.	7,211,280	498,732
	Church & Dwight Co. Inc.	6,932,191	487,610
	Conagra Brands Inc.	13,688,139	468,682
	Lennar Corp. Class A	7,887,210	440,027
	Genuine Parts Co.	3,894,236	413,685
	Garmin Ltd.	4,014,916	391,695
*	Take-Two Interactive Software Inc.	3,198,333	391,572
	Hasbro Inc.	3,622,409	382,563
*	NVR Inc.	98,911	376,694
	Lamb Weston Holdings Inc.	4,100,190	352,739
	Hormel Foods Corp.	7,508,017	338,687
	JM Smucker Co.	3,046,937	317,278
	PulteGroup Inc.	7,280,355	282,478
*	LKQ Corp.	7,784,363	277,902
	Campbell Soup Co.	5,484,164	271,027
	Molson Coors Brewing Co. Class B	4,964,569	267,590
	Whirlpool Corp.	1,783,732	263,154
*	US Foods Holding Corp.	6,160,319	258,056
	Fortune Brands Home & Security Inc.	3,924,027	256,396
	BorgWarner Inc.	5,818,734	252,417
	Lear Corp.	1,701,759	233,481
^	Keurig Dr Pepper Inc.	7,934,550	229,705
	Pool Corp.	1,067,699	226,758
*	Mohawk Industries Inc.	1,615,537	220,327
	PVH Corp.	2,085,691	219,310
	Bunge Ltd.	3,791,455	218,198
	Tapestry Inc.	7,785,989	209,988
	Newell Brands Inc.	10,756,552	206,741
	Gentex Corp.	7,131,260	206,664
*	Post Holdings Inc.	1,799,775	196,355
*	WABCO Holdings Inc.	1,436,623	194,662
	Leggett & Platt Inc.	3,684,117	187,264
	Ingredion Inc.	1,877,205	174,486
*	Middleby Corp.	1,566,526	171,566
	Polaris Inc.	1,637,223	166,506

3

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

Shares	Market Value ($000)
	Harley-Davidson Inc.	4,357,801	162,067
*	Skechers U.S.A. Inc. Class A	3,745,337	161,761
*,^	Wayfair Inc.	1,761,430	159,180
	Ralph Lauren Corp. Class A	1,334,207	156,396
*	Capri Holdings Ltd.	4,057,555	154,796
	Hanesbrands Inc.	10,144,260	150,642
*	Zynga Inc. Class A	24,014,936	146,971
	Toll Brothers Inc.	3,590,882	141,876
	Brunswick Corp.	2,304,070	138,198
	Carter's Inc.	1,246,513	136,294
*	Deckers Outdoor Corp.	789,599	133,332
*,^	Mattel Inc.	9,706,289	131,520
*	Darling Ingredients Inc.	4,621,428	129,770
*	Herbalife Nutrition Ltd.	2,702,156	128,812
*	Helen of Troy Ltd.	705,039	126,759
*	Tempur Sealy International Inc.	1,368,424	119,135
*,^	Under Armour Inc. Class A	5,481,887	118,409
	Valvoline Inc.	5,304,627	113,572
	Flowers Foods Inc.	5,108,089	111,050
	Thor Industries Inc.	1,472,493	109,392
	Goodyear Tire & Rubber Co.	6,531,268	101,594
*	Under Armour Inc. Class C	5,281,232	101,294
	Sanderson Farms Inc.	559,343	98,567
	Coty Inc. Class A	8,492,762	95,544
	Steven Madden Ltd.	2,159,509	92,880
*	Boston Beer Co. Inc. Class A	231,968	87,649
^	Energizer Holdings Inc.	1,743,502	87,559
	Lancaster Colony Corp.	539,254	86,335
	KB Home	2,489,883	85,328
	Columbia Sportswear Co.	851,529	85,315
*,^	Beyond Meat Inc.	1,127,143	85,212
	Spectrum Brands Holdings Inc.	1,308,758	84,140
	J&J Snack Foods Corp.	420,985	77,575
*	Crocs Inc.	1,851,517	77,560
*	TreeHouse Foods Inc.	1,582,810	76,766
	WD-40 Co.	387,137	75,159
	Wolverine World Wide Inc.	2,185,137	73,727
	Dana Inc.	4,032,119	73,385
	LCI Industries	668,213	71,586
*	Fox Factory Holding Corp.	1,012,342	70,429
	Herman Miller Inc.	1,659,985	69,138
*	Visteon Corp.	785,865	68,048
	Kontoor Brands Inc.	1,580,205	66,353
*	Taylor Morrison Home Corp. Class A	2,989,071	65,341
	Nu Skin Enterprises Inc. Class A	1,562,218	64,020
*	Meritage Homes Corp.	1,024,336	62,597
*	TRI Pointe Group Inc.	3,942,953	61,431
*	Dorman Products Inc.	790,259	59,838
*	Hain Celestial Group Inc.	2,193,727	56,938
*	Freshpet Inc.	960,760	56,771
	Callaway Golf Co.	2,673,810	56,685
*	Welbilt Inc.	3,588,544	56,017
*	Meritor Inc.	2,098,924	54,971
	MDC Holdings Inc.	1,405,561	53,636
	Steelcase Inc. Class A	2,413,679	49,384
*	Cavco Industries Inc.	248,889	48,628
	Winnebago Industries Inc.	899,276	47,644
*	Edgewell Personal Care Co.	1,535,442	47,537
*	Hostess Brands Inc. Class A	3,223,157	46,865
*	Pilgrim's Pride Corp.	1,393,176	45,578
	HNI Corp.	1,203,710	45,091
*	Skyline Champion Corp.	1,419,706	45,005
*	American Woodmark Corp.	429,369	44,873
	Vector Group Ltd.	3,264,524	43,712

4

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	La-Z-Boy Inc.	1,340,093	42,186
*	Fitbit Inc. Class A	6,330,754	41,593
*	G-III Apparel Group Ltd.	1,238,480	41,489
*	Gentherm Inc.	928,252	41,205
	Calavo Growers Inc.	453,747	41,105
	Cooper Tire & Rubber Co.	1,426,937	41,024
*,^	iRobot Corp.	795,961	40,300
*	LGI Homes Inc.	551,390	38,956
*,^	YETI Holdings Inc.	1,084,148	37,707
	Universal Corp.	657,191	37,499
	Coca-Cola Consolidated Inc.	130,883	37,177
*	Sleep Number Corp.	744,054	36,637
	Inter Parfums Inc.	493,736	35,900
	Oxford Industries Inc.	470,129	35,457
	Cal-Maine Foods Inc.	817,054	34,929
	Knoll Inc.	1,345,340	33,983
^	Medifast Inc.	309,565	33,922
*	American Axle & Manufacturing Holdings Inc.	3,137,752	33,762
^	B&G Foods Inc.	1,845,779	33,095
	Acushnet Holdings Corp.	966,503	31,411
*	Delphi Technologies plc	2,445,472	31,375
*	M/I Homes Inc.	796,923	31,359
	Fresh Del Monte Produce Inc.	881,466	30,834
*	Central Garden & Pet Co. Class A	1,022,445	30,019
	Seaboard Corp.	6,874	29,218
*	Sonos Inc.	1,838,860	28,723
	Standard Motor Products Inc.	531,214	28,271
	Interface Inc. Class A	1,682,177	27,907
*	USANA Health Sciences Inc.	345,962	27,175
	ACCO Brands Corp.	2,744,110	25,685
	Levi Strauss & Co. Class A	1,267,526	24,451
*	Malibu Boats Inc. Class A	585,658	23,983
*	BellRing Brands Inc. Class A	1,098,256	23,382
*	Stoneridge Inc.	740,741	21,719
	Sturm Ruger & Co. Inc.	461,151	21,688
	Andersons Inc.	836,620	21,150
	Kimball International Inc. Class B	1,008,330	20,842
*	Century Communities Inc.	759,958	20,785
*	Glu Mobile Inc.	3,422,460	20,706
	John B Sanfilippo & Son Inc.	224,805	20,520
	Lennar Corp. Class B	453,325	20,264
	Tenneco Inc. Class A	1,456,659	19,082
	MGP Ingredients Inc.	391,724	18,979
*	William Lyon Homes Class A	930,802	18,597
*	Universal Electronics Inc.	351,326	18,360
*,^	National Beverage Corp.	334,076	17,045
*	elf Beauty Inc.	940,340	15,168
^	Tootsie Roll Industries Inc.	439,699	15,011
	Phibro Animal Health Corp. Class A	600,312	14,906
*	Cooper-Standard Holdings Inc.	448,965	14,888
	National Presto Industries Inc.	164,379	14,529
*,^	GoPro Inc. Class A	3,241,645	14,069
*	American Outdoor Brands Corp.	1,496,453	13,887
	Ethan Allen Interiors Inc.	717,456	13,675
^	Camping World Holdings Inc. Class A	911,815	13,440
*	Central Garden & Pet Co.	380,527	11,823
*	Primo Water Corp.	1,038,170	11,653
*	Motorcar Parts of America Inc.	517,117	11,392
	Tupperware Brands Corp.	1,318,193	11,310
*	Vista Outdoor Inc.	1,476,522	11,044
	Johnson Outdoors Inc. Class A	143,760	11,026
*	Beazer Homes USA Inc.	770,090	10,881
*	Fossil Group Inc.	1,283,633	10,115
	Clarus Corp.	714,557	9,689

5

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Movado Group Inc.	443,817	9,649
*	Unifi Inc.	359,769	9,088
*	Modine Manufacturing Co.	1,178,722	9,076
*	MasterCraft Boat Holdings Inc.	553,293	8,714
*	Seneca Foods Corp. Class A	206,433	8,420
	Alico Inc.	234,274	8,394
*,^	Funko Inc. Class A	483,902	8,304
*	Arlo Technologies Inc.	1,927,657	8,115
	Limoneira Co.	420,319	8,083
*	Green Brick Partners Inc.	661,222	7,591
*	Vera Bradley Inc.	642,798	7,585
	Hooker Furniture Corp.	273,488	7,026
*	Farmer Brothers Co.	424,072	6,387
*	Lifevantage Corp.	407,875	6,367
	Turning Point Brands Inc.	222,195	6,355
	Oil-Dri Corp. of America	173,554	6,291
	Rocky Brands Inc.	213,146	6,273
*	Delta Apparel Inc.	197,895	6,155
*	ZAGG Inc.	756,831	6,138
*,^	Akoustis Technologies Inc.	751,230	6,010
*	Craft Brew Alliance Inc.	331,080	5,463
	Titan International Inc.	1,419,716	5,139
	Culp Inc.	376,330	5,126
*	Veru Inc.	1,418,778	4,753
	Weyco Group Inc.	175,151	4,633
	Bassett Furniture Industries Inc.	259,296	4,325
	Flexsteel Industries Inc.	205,657	4,097
*,^	22nd Century Group Inc.	3,650,521	4,016
*	XPEL Inc.	269,519	3,948
*,^	Celsius Holdings Inc.	794,634	3,838
*,^	Revlon Inc. Class A	177,875	3,810
	Superior Group of Cos. Inc.	281,058	3,806
*,^	Lovesac Co.	229,480	3,683
	Hamilton Beach Brands Holding Co. Class A	192,248	3,672
*,^	Eastman Kodak Co.	742,241	3,451
	Strattec Security Corp.	154,397	3,429
*,^	New Age Beverages Corp.	1,696,362	3,087
	Marine Products Corp.	201,101	2,896
*	Lakeland Industries Inc.	256,793	2,773
*	Legacy Housing Corp.	163,128	2,714
*,^	Hovnanian Enterprises Inc. Class A	107,089	2,235
*	Nature's Sunshine Products Inc.	242,920	2,169
	Lifetime Brands Inc.	304,548	2,117
*,^	Pyxus International Inc.	225,769	2,018
	Escalade Inc.	203,212	1,998
*	Shiloh Industries Inc.	465,350	1,657
	Acme United Corp.	67,139	1,597
	Rocky Mountain Chocolate Factory Inc.	162,523	1,500
*	Natural Alternatives International Inc.	185,746	1,482
	Superior Industries International Inc.	392,385	1,448
*,^	Vuzix Corp.	699,898	1,407
	Kewaunee Scientific Corp.	97,556	1,312
*	Core Molding Technologies Inc.	379,867	1,235
*	Garrett Motion Inc.	108,767	1,087
*	Coffee Holding Co. Inc.	230,234	1,059
*	Vince Holding Corp.	60,190	1,042
*	RiceBran Technologies	695,111	1,022
*	Centric Brands Inc.	424,318	921
*	S&W Seed Co.	431,256	906
*	US Auto Parts Network Inc.	410,256	903
*	Bridgford Foods Corp.	34,961	867
*	Charles & Colvard Ltd.	609,632	866
*,^	cbdMD Inc.	353,500	799
	Crown Crafts Inc.	113,860	700

6

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	New Home Co. Inc.	136,011	634
*	Reed's Inc.	681,674	620
	Mannatech Inc.	37,357	585
*	Libbey Inc.	385,864	560
*	Tandy Leather Factory Inc.	93,624	535
*	LS Starrett Co. Class A	85,681	490
*	Willamette Valley Vineyards Inc.	66,863	463
*	Nautilus Inc.	225,288	394
*,^	Sequential Brands Group Inc.	860,887	295
*,^	Innovate Biopharmaceuticals Inc.	514,938	287
*,^	JAKKS Pacific Inc.	260,169	268
	Jerash Holdings US Inc.	41,854	245
*	Lipocine Inc.	618,404	238
	CompX International Inc.	12,502	182
*	Greenlane Holdings Inc. Class A	56,000	182
	P&F Industries Inc. Class A	19,462	134
*	Zedge Inc. Class B	81,694	126
	Unique Fabricating Inc.	25,425	98
*	Lifeway Foods Inc.	43,222	86
*,^	Nova Lifestyle Inc.	45,062	83
	Ocean Bio-Chem Inc.	24,882	82
*	Koss Corp.	17,870	28
*	Hovnanian Enterprises Inc. Class B	772	16
*	Cyanotech Corp.	600	1
*	Emerson Radio Corp.	432	—
			70,784,788
Consumer Services (13.2%)
*	Amazon.com Inc.	11,871,374	21,936,400
	Walt Disney Co.	50,771,905	7,343,141
	Home Depot Inc.	30,725,148	6,709,758
	Comcast Corp. Class A	127,898,595	5,751,600
	Walmart Inc.	40,068,176	4,761,702
	McDonald's Corp.	21,217,409	4,192,772
*	Netflix Inc.	12,347,098	3,995,150
	Costco Wholesale Corp.	12,386,682	3,640,694
	Starbucks Corp.	31,609,975	2,779,149
	CVS Health Corp.	36,634,757	2,721,596
	Lowe's Cos. Inc.	21,739,946	2,603,576
*	Booking Holdings Inc.	1,179,201	2,421,760
*	Charter Communications Inc. Class A	4,235,727	2,054,666
	TJX Cos. Inc.	30,660,288	1,872,117
	Target Corp.	14,275,583	1,830,272
	Walgreens Boots Alliance Inc.	21,390,905	1,261,208
	Ross Stores Inc.	10,195,715	1,186,985
	Sysco Corp.	13,666,686	1,169,048
	Dollar General Corp.	7,247,345	1,130,441
	Marriott International Inc. Class A	7,370,676	1,116,141
	Delta Air Lines Inc.	16,395,146	958,788
*	O'Reilly Automotive Inc.	2,132,320	934,511
	Hilton Worldwide Holdings Inc.	7,948,107	881,525
	Yum! Brands Inc.	8,528,835	859,110
*	Uber Technologies Inc.	28,840,617	857,720
*	AutoZone Inc.	671,407	799,854
	eBay Inc.	21,788,419	786,780
	Las Vegas Sands Corp.	10,822,395	747,178
	Southwest Airlines Co.	13,344,157	720,318
	McKesson Corp.	5,078,274	702,427
*	Chipotle Mexican Grill Inc. Class A	782,580	655,106
	Kroger Co.	22,585,591	654,756
	ViacomCBS Inc. Class B	15,384,339	645,681
	Royal Caribbean Cruises Ltd.	4,718,677	629,991
*	Dollar Tree Inc.	6,663,816	626,732
*	Liberty Broadband Corp.	4,550,701	572,251
	Carnival Corp.	11,119,249	565,191

7

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Best Buy Co. Inc.	6,315,011	554,458
*	Copart Inc.	5,882,191	534,926
*	United Airlines Holdings Inc.	6,055,305	533,412
	Omnicom Group Inc.	6,118,427	495,715
	MGM Resorts International	13,038,878	433,803
	Tiffany & Co.	3,212,118	429,300
*	Burlington Stores Inc.	1,866,332	425,580
	Expedia Group Inc.	3,925,090	424,459
*	CarMax Inc.	4,635,371	406,383
*	Ulta Beauty Inc.	1,574,650	398,607
	Darden Restaurants Inc.	3,454,243	376,547
	Fox Corp. Class A	9,785,229	362,738
	Wynn Resorts Ltd.	2,570,243	356,930
*	Norwegian Cruise Line Holdings Ltd.	6,004,062	350,697
	AmerisourceBergen Corp. Class A	4,066,100	345,700
	Domino's Pizza Inc.	1,152,286	338,519
*	Roku Inc.	2,449,406	327,975
	American Airlines Group Inc.	11,115,509	318,793
	Tractor Supply Co.	3,338,429	311,943
	Aramark	7,016,113	304,499
	Advance Auto Parts Inc.	1,856,949	297,409
*	Trade Desk Inc. Class A	1,121,728	291,402
	FactSet Research Systems Inc.	1,069,290	286,891
*	Live Nation Entertainment Inc.	3,896,810	278,505
*	Discovery Inc. Series C	9,032,085	275,388
	Vail Resorts Inc.	1,131,853	271,452
	Interpublic Group of Cos. Inc.	10,866,228	251,010
*	Bright Horizons Family Solutions Inc.	1,637,320	246,073
*	Liberty Media Corp-Liberty Formula One	5,313,118	244,217
*	Altice USA Inc. Class A	8,905,128	243,466
*	Lyft Inc. Class A	5,658,550	243,431
*	DISH Network Corp. Class A	6,752,869	239,524
	Alaska Air Group Inc.	3,480,301	235,790
	Kohl's Corp.	4,491,114	228,822
^	Sirius XM Holdings Inc.	31,259,886	223,508
	Service Corp. International	4,853,434	223,404
	Cable One Inc.	144,837	215,586
*	Caesars Entertainment Corp.	15,217,209	206,954
	Nielsen Holdings plc	10,019,981	203,406
*	Five Below Inc.	1,568,973	200,609
*	Liberty Media Corp-Liberty SiriusXM Class C	4,146,713	199,623
	News Corp. Class A	13,801,624	195,155
*	IAA Inc.	3,755,409	176,730
	Dunkin' Brands Group Inc.	2,325,778	175,689
	Sabre Corp.	7,727,133	173,397
*	Planet Fitness Inc. Class A	2,313,551	172,776
	Fox Corp. Class B	4,694,987	170,898
*	Performance Food Group Co.	3,291,900	169,467
	Wyndham Hotels & Resorts Inc.	2,692,968	169,145
	Casey's General Stores Inc.	1,029,572	163,692
^	Williams-Sonoma Inc.	2,178,915	160,020
*,^	Discovery Inc. Series A	4,823,340	157,916
*	JetBlue Airways Corp.	8,151,936	152,604
*	Madison Square Garden Co. Class A	516,109	151,834
*	ServiceMaster Global Holdings Inc.	3,830,786	148,098
*	Etsy Inc.	3,341,016	148,007
	Macy's Inc.	8,677,875	147,524
	Nexstar Media Group Inc. Class A	1,225,259	143,662
	Gap Inc.	7,855,961	138,893
	Rollins Inc.	4,186,178	138,814
	H&R Block Inc.	5,652,542	132,722
	Wyndham Destinations Inc.	2,546,903	131,649
	Churchill Downs Inc.	956,863	131,282
*,^	Carvana Co. Class A	1,422,556	130,946

8

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Grand Canyon Education Inc.	1,359,164	130,194
	Marriott Vacations Worldwide Corp.	1,010,047	130,054
	New York Times Co. Class A	3,962,669	127,479
*	GrubHub Inc.	2,569,600	124,985
^	Nordstrom Inc.	3,050,761	124,868
*	Liberty Media Corp-Liberty SiriusXM Class A	2,578,049	124,623
*	Chegg Inc.	3,244,092	122,984
	L Brands Inc.	6,603,789	119,661
	Dolby Laboratories Inc. Class A	1,717,780	118,183
	Foot Locker Inc.	3,020,365	117,764
*	Floor & Decor Holdings Inc. Class A	2,276,675	115,678
	Wendy's Co.	5,175,892	114,957
*	frontdoor Inc.	2,371,337	112,449
*	AutoNation Inc.	2,252,895	109,558
	Aaron's Inc.	1,898,105	108,401
	Texas Roadhouse Inc. Class A	1,865,456	105,062
	Choice Hotels International Inc.	1,009,443	104,407
*,^	Eldorado Resorts Inc.	1,737,193	103,606
^	Cracker Barrel Old Country Store Inc.	670,476	103,079
	TEGNA Inc.	6,091,391	101,665
	Six Flags Entertainment Corp.	2,246,343	101,333
	Cinemark Holdings Inc.	2,989,667	101,200
*	Ollie's Bargain Outlet Holdings Inc.	1,514,283	98,898
*	Murphy USA Inc.	824,488	96,465
	AMERCO	247,196	92,901
*	Qurate Retail Group Inc. QVC Group Class A	11,003,782	92,762
	Strategic Education Inc.	581,630	92,421
	TripAdvisor Inc.	3,024,365	91,880
	Morningstar Inc.	600,381	90,844
*,^	RH	420,946	89,872
	Lithia Motors Inc. Class A	609,966	89,665
	Hyatt Hotels Corp. Class A	998,255	89,553
*	BJ's Wholesale Club Holdings Inc.	3,867,212	87,940
*	LiveRamp Holdings Inc.	1,817,524	87,368
	SkyWest Inc.	1,348,608	87,161
^	World Wrestling Entertainment Inc. Class A	1,338,806	86,848
	Dick's Sporting Goods Inc.	1,708,485	84,553
*	Hilton Grand Vacations Inc.	2,409,284	82,855
*	Penn National Gaming Inc.	3,116,455	79,657
	KAR Auction Services Inc.	3,640,234	79,321
*	Spirit Airlines Inc.	1,936,542	78,062
*	Cargurus Inc.	2,190,803	77,072
	Extended Stay America Inc.	5,161,078	76,694
	Graham Holdings Co. Class B	115,792	73,990
	Wingstop Inc.	826,925	71,306
*	National Vision Holdings Inc.	2,197,486	71,264
	Monro Inc.	894,669	69,963
*	Simply Good Foods Co.	2,401,388	68,536
*	Yelp Inc. Class A	1,895,200	66,010
	Boyd Gaming Corp.	2,191,712	65,620
	John Wiley & Sons Inc. Class A	1,346,781	65,346
*	Sprouts Farmers Market Inc.	3,338,689	64,604
	Allegiant Travel Co. Class A	365,445	63,602
	American Eagle Outfitters Inc.	4,305,376	63,289
	Hillenbrand Inc.	1,851,769	61,682
*	Asbury Automotive Group Inc.	538,214	60,167
*	Sally Beauty Holdings Inc.	3,282,607	59,908
	Sinclair Broadcast Group Inc. Class A	1,790,781	59,705
^	Bed Bath & Beyond Inc.	3,379,594	58,467
*	Laureate Education Inc. Class A	3,249,528	57,224
*	Adtalem Global Education Inc.	1,558,503	54,501
	Bloomin' Brands Inc.	2,449,200	54,054
*	Gray Television Inc.	2,479,178	53,154
	Jack in the Box Inc.	663,708	51,789

9

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	WW International Inc.	1,320,604	50,460
*	Avis Budget Group Inc.	1,537,057	49,555
	Group 1 Automotive Inc.	494,697	49,470
*	Shake Shack Inc. Class A	807,999	48,132
*	AMC Networks Inc. Class A	1,194,360	47,177
	PriceSmart Inc.	657,878	46,722
*	Urban Outfitters Inc.	1,652,154	45,880
*	SeaWorld Entertainment Inc.	1,443,859	45,785
	Red Rock Resorts Inc. Class A	1,903,807	45,596
	Penske Automotive Group Inc.	902,068	45,302
	Brinker International Inc.	1,062,550	44,627
	Cheesecake Factory Inc.	1,139,835	44,294
*	Hertz Global Holdings Inc.	2,803,117	44,149
	Papa John's International Inc.	675,134	42,635
	Office Depot Inc.	15,349,532	42,058
*	Scientific Games Corp.	1,569,435	42,029
*	2U Inc.	1,702,372	40,840
	Viad Corp.	588,048	39,693
	Rent-A-Center Inc.	1,365,097	39,369
	Dine Brands Global Inc.	462,475	38,626
*	Stamps.com Inc.	459,126	38,346
*,^	Stitch Fix Inc. Class A	1,479,844	37,973
	Hawaiian Holdings Inc.	1,273,863	37,311
*	Career Education Corp.	2,014,485	37,046
*	Liberty Media Corp-Liberty Formula One Class A	817,228	35,778
*	Boot Barn Holdings Inc.	798,229	35,545
*	Chewy Inc.	1,223,246	35,474
	Dave & Buster's Entertainment Inc.	875,757	35,179
	Meredith Corp.	1,074,843	34,900
	Core-Mark Holding Co. Inc.	1,265,344	34,405
*	Herc Holdings Inc.	683,570	33,454
	Matthews International Corp. Class A	869,499	33,189
*	Groupon Inc. Class A	13,775,955	32,925
*,^	Trupanion Inc.	857,148	32,109
*	Denny's Corp.	1,611,851	32,044
	Signet Jewelers Ltd.	1,454,412	31,619
	Big Lots Inc.	1,096,533	31,492
*,^	Peloton Interactive Inc. Class A	1,091,899	31,010
*	Liberty Media Corp-Liberty Braves Class C	1,048,151	30,962
	Abercrombie & Fitch Co.	1,712,497	29,609
*	Clear Channel Outdoor Holdings Inc.	10,044,097	28,726
*	Grocery Outlet Holding Corp.	880,523	28,573
*	Liberty Broadband Corp. Class A	228,766	28,495
	Designer Brands Inc. Class A	1,777,282	27,974
*	Chefs' Warehouse Inc.	712,966	27,171
*,^	Accel Entertainment Inc.	2,138,642	26,733
*	SP Plus Corp.	628,299	26,659
	Caleres Inc.	1,113,964	26,457
^	Children's Place Inc.	415,704	25,990
*	Lions Gate Entertainment Corp. Class B	2,575,081	25,571
	Guess? Inc.	1,121,622	25,102
*,^	iHeartMedia Inc. Class A	1,470,187	24,846
*	Upwork Inc.	2,225,071	23,742
	Scholastic Corp.	617,255	23,733
*,^	Lions Gate Entertainment Corp. Class A	2,220,255	23,668
	EW Scripps Co. Class A	1,477,545	23,212
*	Cars.com Inc.	1,886,436	23,052
^	Buckle Inc.	844,423	22,833
^	Rite Aid Corp.	1,450,387	22,437
*	K12 Inc.	1,073,754	21,851
*	MSG Networks Inc.	1,233,107	21,456
	Marcus Corp.	658,587	20,923
*	QuinStreet Inc.	1,356,201	20,763
	Gannett Co. Inc.	3,150,801	20,102

10

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Zumiez Inc.	576,061	19,897
	BJ's Restaurants Inc.	521,034	19,778
^	Dillard's Inc. Class A	267,614	19,664
*	Quotient Technology Inc.	1,971,330	19,437
*	America's Car-Mart Inc.	175,260	19,219
*	Genesco Inc.	398,620	19,102
	Ingles Markets Inc. Class A	396,996	18,861
	Sonic Automotive Inc. Class A	607,737	18,840
*	ANGI Homeservices Inc. Class A	2,204,341	18,671
*	Michaels Cos. Inc.	2,249,893	18,202
*	Providence Service Corp.	304,886	18,043
*	Houghton Mifflin Harcourt Co.	2,845,268	17,783
*	TechTarget Inc.	680,862	17,770
	Weis Markets Inc.	429,300	17,382
	Ruth's Hospitality Group Inc.	749,333	16,309
*	Monarch Casino & Resort Inc.	326,726	15,863
	National CineMedia Inc.	2,134,955	15,564
	Entercom Communications Corp. Class A	3,353,791	15,562
*	Digital Turbine Inc.	2,120,315	15,118
^	GameStop Corp. Class A	2,403,724	14,615
*	BrightView Holdings Inc.	857,548	14,467
*,^	HF Foods Group Inc.	741,848	14,466
*	Hibbett Sports Inc.	505,798	14,183
	SpartanNash Co.	987,351	14,060
*	Liberty TripAdvisor Holdings Inc. Class A	1,850,423	13,601
*	Lindblad Expeditions Holdings Inc.	817,923	13,373
*	TrueCar Inc.	2,753,015	13,077
	Carriage Services Inc. Class A	501,308	12,833
*	Regis Corp.	710,261	12,692
	Winmark Corp.	64,003	12,692
	Chico's FAS Inc.	3,327,478	12,678
^	PetMed Express Inc.	537,791	12,649
*	United Natural Foods Inc.	1,395,922	12,228
*	Red Robin Gourmet Burgers Inc.	368,581	12,171
*	American Public Education Inc.	432,743	11,853
*	MarineMax Inc.	674,689	11,261
*	Rubicon Project Inc.	1,373,422	11,207
*	Chuy's Holdings Inc.	425,455	11,028
*	Care.com Inc.	704,764	10,593
^	AMC Entertainment Holdings Inc. Class A	1,458,982	10,563
^	Twin River Worldwide Holdings Inc.	411,519	10,555
*	Avid Technology Inc.	1,218,377	10,454
	Cato Corp. Class A	595,368	10,359
*	1-800-Flowers.com Inc. Class A	684,361	9,923
	Haverty Furniture Cos. Inc.	491,867	9,916
*	Sportsman's Warehouse Holdings Inc.	1,220,098	9,797
^	Shoe Carnival Inc.	251,857	9,389
*	Express Inc.	1,921,945	9,360
*	PlayAGS Inc.	769,543	9,335
*	Clean Energy Fuels Corp.	3,934,637	9,207
*,^	RealReal Inc.	485,761	9,157
*	Golden Entertainment Inc.	474,703	9,124
*,^	JC Penney Co. Inc.	7,959,422	8,915
	Tilly's Inc. Class A	703,310	8,616
	Tribune Publishing Co.	646,469	8,508
*	comScore Inc.	1,720,013	8,497
*	At Home Group Inc.	1,523,248	8,378
	News Corp. Class B	574,954	8,343
*	Liberty Media Corp-Liberty Braves Class A	270,973	8,034
*	Cumulus Media Inc. Class A	451,713	7,937
*	El Pollo Loco Holdings Inc.	516,852	7,825
	Citi Trends Inc.	334,520	7,734
*	Titan Machinery Inc.	522,316	7,720
*	Century Casinos Inc.	948,499	7,512

11

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*,^	Daily Journal Corp.	25,274	7,340
	Collectors Universe Inc.	315,174	7,265
*	Mesa Air Group Inc.	808,445	7,227
*,^	Lumber Liquidators Holdings Inc.	738,755	7,218
	Nathan's Famous Inc.	101,682	7,207
*,^	Revolve Group Inc.	383,941	7,049
*	Hemisphere Media Group Inc. Class A	472,660	7,019
*	Carrols Restaurant Group Inc.	980,852	6,915
	Emerald Expositions Events Inc.	654,750	6,908
*	EverQuote Inc. Class A	200,482	6,887
*	Drive Shack Inc.	1,811,355	6,630
*	Del Taco Restaurants Inc.	831,624	6,574
*	Reading International Inc. Class A	532,243	5,956
*	Fiesta Restaurant Group Inc.	593,875	5,873
*	J Alexander's Holdings Inc.	613,284	5,863
	Village Super Market Inc. Class A	247,358	5,739
*	Habit Restaurants Inc. Class A	548,441	5,720
*,^	GNC Holdings Inc. Class A	2,097,789	5,664
*	Diplomat Pharmacy Inc.	1,412,060	5,648
^	Tailored Brands Inc.	1,333,636	5,521
*,^	Overstock.com Inc.	780,934	5,506
*	Liquidity Services Inc.	869,451	5,182
	RCI Hospitality Holdings Inc.	251,776	5,161
*,^	Party City Holdco Inc.	2,204,048	5,157
*	Noodles & Co. Class A	924,586	5,122
*	Boston Omaha Corp. Class A	232,603	4,894
*	MDC Partners Inc. Class A	1,684,122	4,682
*	Conn's Inc.	374,719	4,643
*	Lands' End Inc.	263,846	4,433
*	Barnes & Noble Education Inc.	954,599	4,076
*,^	Stage Stores Inc.	491,015	3,987
*	Marchex Inc. Class B	968,568	3,661
	Entravision Communications Corp. Class A	1,329,451	3,483
	Saga Communications Inc. Class A	114,200	3,472
*	Kura Sushi USA Inc. Class A	136,273	3,468
*,^	Duluth Holdings Inc.	311,560	3,281
*	Purple Innovation Inc.	361,373	3,148
*	Tuesday Morning Corp.	1,611,057	2,980
*	Fluent Inc.	1,032,518	2,581
*	Biglari Holdings Inc.	4,283	2,570
*	Container Store Group Inc.	563,280	2,377
	Natural Grocers by Vitamin Cottage Inc.	229,137	2,262
*	Emmis Communications Corp. Class A	534,159	2,153
*	Potbelly Corp.	502,785	2,122
*	Full House Resorts Inc.	626,835	2,100
*	Red Lion Hotels Corp.	544,100	2,029
*,^	Gaia Inc. Class A	241,937	1,933
	Big 5 Sporting Goods Corp.	576,882	1,731
*	Leaf Group Ltd.	432,519	1,730
*	Zovio Inc. Class A	809,284	1,667
*	Travelzoo	153,651	1,644
*	RealNetworks Inc.	1,309,357	1,571
*	Lee Enterprises Inc.	1,095,334	1,555
*	Biglari Holdings Inc. Class B	12,371	1,415
*	Destination XL Group Inc.	1,098,835	1,407
*,^	Alkaline Water Co. Inc.	1,103,203	1,401
*	A-Mark Precious Metals Inc.	166,780	1,379
*,^	Ascena Retail Group Inc.	179,431	1,375
	CSS Industries Inc.	306,943	1,354
*	ONE Group Hospitality Inc.	348,465	1,268
*	Build-A-Bear Workshop Inc.	380,602	1,233
*,^	Youngevity International Inc.	363,755	1,186
*	Urban One Inc.	614,875	1,168
	Townsquare Media Inc. Class A	110,100	1,098

12

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*,^	Chicken Soup For The Soul Entertainment Inc.	131,647	1,053
*,^	Blink Charging Co.	521,114	969
	Value Line Inc.	32,972	953
	Ark Restaurants Corp.	42,422	942
	Beasley Broadcast Group Inc. Class A	297,756	920
*,^	iMedia Brands Inc.	229,676	916
*,^	LiveXLive Media Inc.	585,301	904
*,^	Francesca's Holdings Corp.	81,140	842
^	Pier 1 Imports Inc.	124,870	799
*,^	Blue Apron Holdings Inc. Class A	120,849	795
	AH Belo Corp. Class A	270,109	762
	Educational Development Corp.	122,697	758
*,^	HyreCar Inc.	238,994	629
*	Profire Energy Inc.	396,273	575
*	Good Times Restaurants Inc.	350,735	558
*,^	SRAX Inc. Class A	204,105	508
*,^	VistaGen Therapeutics Inc.	735,612	507
*	BBQ Holdings Inc.	118,073	464
	Canterbury Park Holding Corp.	35,605	442
*,^	Net Element Inc.	135,845	436
*,^	Eastside Distilling Inc.	144,325	426
*,^	Interpace Diagnostics Group Inc.	846,133	423
*	Harte-Hanks Inc.	104,139	373
*	Global Eagle Entertainment Inc.	720,013	360
*,^	Stein Mart Inc.	499,303	334
	Salem Media Group Inc. Class A	220,213	317
*,^	Remark Holdings Inc.	612,365	315
*,^	Waitr Holdings Inc.	972,900	313
*	RTW RetailWinds Inc.	377,613	302
*,^	Dolphin Entertainment Inc.	427,208	299
*,^	Monaker Group Inc.	129,486	280
^	J. Jill Inc.	217,239	245
*	Diversified Restaurant Holdings Inc.	227,068	236
	ViacomCBS Inc. Class A	5,113	229
*	AutoWeb Inc.	91,156	225
*	Rave Restaurant Group Inc.	135,922	224
*,^	Kirkland's Inc.	153,618	190
*	Luby's Inc.	66,837	147
*	Town Sports International Holdings Inc.	73,378	125
*	Lazydays Holdings Inc.	21,194	91
*,^	BioHiTech Global Inc.	50,469	86
*	SPAR Group Inc.	51,600	67
*,^	FAT Brands Inc.	13,323	61
*	Live Ventures Inc.	3,993	30
	Haverty Furniture Cos. Inc. Class A	1,375	28
*	Insignia Systems Inc.	17,627	13
*	Envela Corp.	5,030	7
*	Urban One Inc. Class A	1,053	2
*	iPic Entertainment Inc. Class A	2,600	—
*,§	Universal Travel Group	42,843	—
			118,719,768

Financials (19.4%)
*	Berkshire Hathaway Inc. Class B	53,368,129	12,087,881
	JPMorgan Chase & Co.	83,026,240	11,573,858
	Visa Inc. Class A	48,235,974	9,063,540
	Bank of America Corp.	228,004,607	8,030,322
	Mastercard Inc. Class A	25,281,635	7,548,843
	Wells Fargo & Co.	107,227,939	5,768,863
	Citigroup Inc.	61,482,908	4,911,870
	American Tower Corp.	12,484,411	2,869,167
	US Bancorp	39,595,924	2,347,642
	Goldman Sachs Group Inc.	9,474,783	2,178,537
	American Express Co.	17,296,820	2,153,281
	Truist Financial Corp.	37,799,204	2,128,851

13

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	CME Group Inc.	10,094,539	2,026,176
	S&P Global Inc.	6,882,117	1,879,162
	PNC Financial Services Group Inc.	11,110,209	1,773,523
	Morgan Stanley	34,192,250	1,747,908
	Chubb Ltd.	10,862,406	1,690,842
	Crown Castle International Corp.	11,706,793	1,664,121
	Marsh & McLennan Cos. Inc.	14,224,768	1,584,781
	Prologis Inc.	17,749,166	1,582,161
	Charles Schwab Corp.	32,517,058	1,546,511
	BlackRock Inc.	3,044,473	1,530,457
	Intercontinental Exchange Inc.	15,698,205	1,452,869
	Equinix Inc.	2,402,827	1,402,530
	Aon plc	6,602,848	1,375,307
	Capital One Financial Corp.	13,127,500	1,350,951
	American International Group Inc.	24,502,456	1,257,711
	Simon Property Group Inc.	8,217,728	1,224,113
	Progressive Corp.	16,469,177	1,192,204
	Bank of New York Mellon Corp.	23,399,764	1,177,710
	Moody's Corp.	4,520,726	1,073,266
	Prudential Financial Inc.	11,319,728	1,061,111
	Aflac Inc.	19,676,397	1,040,881
	Blackstone Group LP	18,565,943	1,038,579
	Allstate Corp.	9,096,702	1,022,924
	MetLife Inc.	19,419,041	989,789
	Travelers Cos. Inc.	6,920,701	947,790
	Welltower Inc.	11,436,887	935,309
	Public Storage	4,175,599	889,236
	Equity Residential	10,416,262	842,884
	AvalonBay Communities Inc.	3,921,817	822,405
*	IHS Markit Ltd.	10,718,561	807,644
	State Street Corp.	9,739,530	770,397
	SBA Communications Corp. Class A	3,175,530	765,271
	T. Rowe Price Group Inc.	6,258,147	762,493
	Discover Financial Services	8,839,586	749,774
	Digital Realty Trust Inc.	5,879,999	704,071
	Realty Income Corp.	9,172,060	675,339
	Weyerhaeuser Co.	20,963,730	633,105
	Synchrony Financial	17,292,967	622,720
	Hartford Financial Services Group Inc.	10,144,403	616,475
	Fifth Third Bancorp	19,997,362	614,719
	Ventas Inc.	10,484,785	605,391
	Northern Trust Corp.	5,680,283	603,473
	M&T Bank Corp.	3,534,469	599,976
	Boston Properties Inc.	4,345,025	599,005
	Ameriprise Financial Inc.	3,573,214	595,226
	MSCI Inc. Class A	2,264,413	584,626
	KeyCorp	27,759,487	561,852
	Essex Property Trust Inc.	1,858,730	559,217
*	CBRE Group Inc. Class A	8,952,887	548,722
	Alexandria Real Estate Equities Inc.	3,237,506	523,116
	Arthur J Gallagher & Co.	5,233,799	498,415
	Citizens Financial Group Inc.	12,250,445	497,491
	Healthpeak Properties Inc.	14,376,860	495,570
	Cincinnati Financial Corp.	4,585,961	482,214
	Equifax Inc.	3,399,392	476,323
	Regions Financial Corp.	27,174,867	466,321
*	Arch Capital Group Ltd.	10,801,120	463,260
	Invitation Homes Inc.	15,136,422	453,639
	Huntington Bancshares Inc.	29,104,025	438,889
	Principal Financial Group Inc.	7,849,143	431,703
	KKR & Co. Inc. Class A	14,732,492	429,747
*	Markel Corp.	370,856	423,951
	Mid-America Apartment Communities Inc.	3,209,152	423,159
	First Republic Bank	3,508,560	412,080

14

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Sun Communities Inc.	2,606,223	391,194
	WP Carey Inc.	4,847,240	387,973
	MarketAxess Holdings Inc.	1,015,174	384,863
	UDR Inc.	8,226,501	384,178
	Annaly Capital Management Inc.	40,687,377	383,275
	TD Ameritrade Holding Corp.	7,635,768	379,498
	Loews Corp.	7,156,276	375,633
	Cboe Global Markets Inc.	3,127,672	375,321
	Host Hotels & Resorts Inc.	20,206,626	374,833
	Extra Space Storage Inc.	3,461,371	365,590
*	SVB Financial Group	1,454,579	365,158
	Duke Realty Corp.	10,298,922	357,064
*	Berkshire Hathaway Inc. Class A	1,041	353,513
	Nasdaq Inc.	3,242,363	347,257
	Equity LifeStyle Properties Inc.	4,864,950	342,444
	Fidelity National Financial Inc.	7,335,493	332,665
	Lincoln National Corp.	5,598,331	330,358
	Ally Financial Inc.	10,704,738	327,137
	Vornado Realty Trust	4,805,900	319,592
	Everest Re Group Ltd.	1,149,925	318,345
	Western Union Co.	11,810,817	316,294
	Raymond James Financial Inc.	3,530,127	315,805
*	Alleghany Corp.	386,611	309,123
	Medical Properties Trust Inc.	14,559,970	307,361
	VICI Properties Inc.	11,985,671	306,234
	Regency Centers Corp.	4,690,065	295,896
	AXA Equitable Holdings Inc.	11,794,818	292,276
	Comerica Inc.	4,066,342	291,760
	Globe Life Inc.	2,763,521	290,861
	E*TRADE Financial Corp.	6,373,389	289,161
	Reinsurance Group of America Inc. Class A	1,766,451	288,037
	Camden Property Trust	2,706,646	287,175
	VEREIT Inc.	30,028,604	277,464
	Federal Realty Investment Trust	2,116,560	272,465
	AGNC Investment Corp.	15,364,472	271,644
	WR Berkley Corp.	3,913,142	270,398
	Apollo Global Management LLC	5,628,222	268,522
	Brown & Brown Inc.	6,744,712	266,281
	Liberty Property Trust	4,426,700	265,823
	Omega Healthcare Investors Inc.	6,141,374	260,087
	National Retail Properties Inc.	4,832,158	259,100
	Iron Mountain Inc.	8,078,247	257,454
	Jones Lang LaSalle Inc.	1,443,149	251,238
	Zions Bancorp NA	4,808,423	249,653
	Kilroy Realty Corp.	2,971,998	249,351
	SEI Investments Co.	3,766,782	246,649
	Gaming and Leisure Properties Inc.	5,727,401	246,565
	RenaissanceRe Holdings Ltd.	1,239,361	242,940
	Kimco Realty Corp.	11,302,147	234,067
	Voya Financial Inc.	3,781,334	230,586
	STORE Capital Corp.	5,925,880	220,680
	American Financial Group Inc.	2,004,242	219,765
	Assurant Inc.	1,666,287	218,417
	Lamar Advertising Co. Class A	2,423,973	216,364
	Apartment Investment & Management Co.	4,165,848	215,166
	People's United Financial Inc.	12,544,892	212,009
	LPL Financial Holdings Inc.	2,267,543	209,181
	SL Green Realty Corp.	2,269,433	208,515
	CyrusOne Inc.	3,183,535	208,299
	Douglas Emmett Inc.	4,667,679	204,911
	TCF Financial Corp.	4,295,641	201,036
	Franklin Resources Inc.	7,733,886	200,926
	East West Bancorp Inc.	4,102,967	199,814
	Signature Bank	1,444,788	197,372

15

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Commerce Bancshares Inc.	2,870,875	195,047
*	GCI Liberty Inc. Class A	2,716,856	192,489
	Americold Realty Trust	5,424,396	190,179
*	Athene Holding Ltd. Class A	4,012,748	188,720
	American Homes 4 Rent Class A	7,197,882	188,656
	New Residential Investment Corp.	11,638,663	187,499
	Invesco Ltd.	10,261,582	184,503
	Starwood Property Trust Inc.	7,403,948	184,062
	Brixmor Property Group Inc.	8,400,366	181,532
	Prosperity Bancshares Inc.	2,523,347	181,403
	Old Republic International Corp.	8,108,341	181,384
	American Campus Communities Inc.	3,845,055	180,833
	Healthcare Trust of America Inc. Class A	5,829,205	176,508
	First American Financial Corp.	2,986,938	174,198
	Park Hotels & Resorts Inc.	6,711,741	173,633
	CubeSmart	5,439,620	171,239
	Cousins Properties Inc.	4,134,986	170,361
	Hudson Pacific Properties Inc.	4,348,702	163,729
	Popular Inc.	2,742,588	161,127
	Cullen/Frost Bankers Inc.	1,595,557	156,014
	EPR Properties	2,192,166	154,855
	Synovus Financial Corp.	3,937,053	154,332
	Primerica Inc.	1,175,626	153,490
	Unum Group	5,246,971	153,002
	Hanover Insurance Group Inc.	1,114,817	152,362
	New York Community Bancorp Inc.	12,503,613	150,293
	Western Alliance Bancorp	2,608,278	148,672
	First Industrial Realty Trust Inc.	3,550,695	147,389
	First Horizon National Corp.	8,816,010	145,993
*	Howard Hughes Corp.	1,147,337	145,482
	Jefferies Financial Group Inc.	6,754,113	144,335
	Rexford Industrial Realty Inc.	3,137,764	143,302
	Radian Group Inc.	5,677,635	142,849
	JBG SMITH Properties	3,572,115	142,492
	Highwoods Properties Inc.	2,911,348	142,394
	EastGroup Properties Inc.	1,073,051	142,362
	Life Storage Inc.	1,313,712	142,249
	Eaton Vance Corp.	3,037,187	141,806
	MGIC Investment Corp.	9,826,600	139,243
	Webster Financial Corp.	2,596,430	138,545
	Kemper Corp.	1,778,391	137,825
	Spirit Realty Capital Inc.	2,789,316	137,179
	Essent Group Ltd.	2,596,876	135,012
	Axis Capital Holdings Ltd.	2,240,776	133,192
	Blackstone Mortgage Trust Inc. Class A	3,560,021	132,504
	Pinnacle Financial Partners Inc.	2,060,264	131,857
*	Credit Acceptance Corp.	293,331	129,749
	First Financial Bankshares Inc.	3,688,075	129,451
	PacWest Bancorp	3,330,168	127,446
	Healthcare Realty Trust Inc.	3,758,580	125,424
	Assured Guaranty Ltd.	2,552,745	125,136
	Valley National Bancorp	10,804,590	123,713
	CIT Group Inc.	2,691,865	122,830
*,^	Zillow Group Inc.	2,673,443	122,818
	Lazard Ltd. Class A	3,025,667	120,906
	Rayonier Inc.	3,679,285	120,533
	Sterling Bancorp	5,706,002	120,283
	Ryman Hospitality Properties Inc.	1,380,007	119,591
	CoreSite Realty Corp.	1,062,923	119,175
	Erie Indemnity Co. Class A	717,666	119,133
*	Brighthouse Financial Inc.	3,024,692	118,659
	Glacier Bancorp Inc.	2,567,917	118,098
	STAG Industrial Inc.	3,701,775	116,865
	FNB Corp.	9,174,526	116,516

16

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Sabra Health Care REIT Inc.	5,454,966	116,409
	Wintrust Financial Corp.	1,631,747	115,691
	Two Harbors Investment Corp.	7,841,525	114,643
	United Bankshares Inc.	2,927,970	113,195
	Service Properties Trust	4,634,141	112,749
	Affiliated Managers Group Inc.	1,322,279	112,050
	Stifel Financial Corp.	1,835,676	111,334
	IBERIABANK Corp.	1,480,012	110,749
	Janus Henderson Group plc	4,503,301	110,106
	Umpqua Holdings Corp.	6,215,051	110,006
	Bank of Hawaii Corp.	1,145,375	108,994
	Hancock Whitney Corp.	2,469,944	108,381
	Selective Insurance Group Inc.	1,662,011	108,346
	Weingarten Realty Investors	3,454,055	107,905
^	Macerich Co.	4,005,424	107,826
	Outfront Media Inc.	4,004,425	107,399
	First Hawaiian Inc.	3,718,615	107,282
	Bank OZK	3,494,195	106,590
	SLM Corp.	11,925,818	106,259
	RLI Corp.	1,179,005	106,134
	Equity Commonwealth	3,215,333	105,559
	Chimera Investment Corp.	5,119,302	105,253
	Community Bank System Inc.	1,465,641	103,973
	Terreno Realty Corp.	1,891,583	102,410
	Physicians Realty Trust	5,261,252	99,648
	Pebblebrook Hotel Trust	3,708,297	99,419
	Associated Banc-Corp	4,492,443	99,013
	White Mountains Insurance Group Ltd.	88,708	98,955
	BankUnited Inc.	2,703,466	98,839
	Apple Hospitality REIT Inc.	6,004,146	97,567
	Interactive Brokers Group Inc.	2,053,839	95,750
	National Health Investors Inc.	1,171,458	95,450
	MFA Financial Inc.	12,356,377	94,526
	FirstCash Inc.	1,155,899	93,200
	Corporate Office Properties Trust	3,159,891	92,838
	UMB Financial Corp.	1,331,926	91,423
	CenterState Bank Corp.	3,599,594	89,918
	OneMain Holdings Inc.	2,125,028	89,570
	PS Business Parks Inc.	542,103	89,377
	QTS Realty Trust Inc. Class A	1,642,200	89,122
	Sunstone Hotel Investors Inc.	6,368,489	88,649
	Federated Investors Inc. Class B	2,714,520	88,466
	Old National Bancorp	4,822,497	88,203
	RLJ Lodging Trust	4,860,269	86,124
*	Zillow Group Inc. Class A	1,880,318	86,006
	BancorpSouth Bank	2,728,540	85,703
	Navient Corp.	6,244,029	85,418
	Home BancShares Inc.	4,304,823	84,633
	Columbia Banking System Inc.	2,058,780	83,761
	Cathay General Bancorp	2,196,445	83,575
	South State Corp.	961,753	83,432
	Legg Mason Inc.	2,318,148	83,245
	Atlantic Union Bankshares Corp.	2,215,640	83,197
	Retail Properties of America Inc.	6,143,531	82,323
	Washington Federal Inc.	2,235,910	81,946
	Fulton Financial Corp.	4,689,494	81,738
	Paramount Group Inc.	5,868,631	81,691
	CVB Financial Corp.	3,767,828	81,310
	Simmons First National Corp. Class A	3,034,204	81,286
	Ameris Bancorp	1,910,687	81,281
^	Piedmont Office Realty Trust Inc. Class A	3,621,568	80,544
	Independent Bank Corp.	962,771	80,151
	Brandywine Realty Trust	5,088,899	80,150
*	Texas Capital Bancshares Inc.	1,407,790	79,920

17

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Agree Realty Corp.	1,130,008	79,293
	PotlatchDeltic Corp.	1,820,779	78,785
	CNO Financial Group Inc.	4,340,524	78,694
*	Cannae Holdings Inc.	2,102,625	78,197
	Kennedy-Wilson Holdings Inc.	3,487,312	77,767
	Apollo Commercial Real Estate Finance Inc.	4,248,041	77,697
	American Equity Investment Life Holding Co.	2,546,649	76,221
	Ares Management Corp. Class A	2,095,914	74,803
	Investors Bancorp Inc.	6,181,415	73,652
	Lexington Realty Trust Class B	6,911,052	73,395
	First Midwest Bancorp Inc.	3,176,886	73,259
	BOK Financial Corp.	818,663	71,551
	Empire State Realty Trust Inc.	5,094,209	71,115
	Columbia Property Trust Inc.	3,378,971	70,654
	United Community Banks Inc.	2,287,977	70,653
	Xenia Hotels & Resorts Inc.	3,237,245	69,957
	International Bancshares Corp.	1,622,610	69,886
	Evercore Inc. Class A	927,534	69,342
	First Financial Bancorp	2,689,196	68,413
	WesBanco Inc.	1,792,172	67,726
	Washington REIT	2,318,644	67,658
*	Enstar Group Ltd.	325,844	67,404
	WSFS Financial Corp.	1,519,893	66,860
*,^	LendingTree Inc.	218,588	66,328
	Invesco Mortgage Capital Inc.	3,973,444	66,158
	First BanCorp	6,213,020	65,796
	Colony Capital Inc.	13,763,198	65,375
*	Cushman & Wakefield plc	3,146,995	64,325
	American Assets Trust Inc.	1,400,596	64,287
	Urban Edge Properties	3,340,623	64,073
*	NMI Holdings Inc. Class A	1,917,694	63,629
	DiamondRock Hospitality Co.	5,733,393	63,526
	Cadence BanCorp Class A	3,477,658	63,050
	First Merchants Corp.	1,507,513	62,697
*	Genworth Financial Inc. Class A	14,235,998	62,638
	Acadia Realty Trust	2,403,283	62,317
	PennyMac Mortgage Investment Trust	2,784,287	62,062
	SITE Centers Corp.	4,335,071	60,778
	Argo Group International Holdings Ltd.	922,684	60,666
	Kinsale Capital Group Inc.	586,069	59,580
	First Citizens BancShares Inc. Class A	110,710	58,921
*	eHealth Inc.	609,120	58,524
	CoreCivic Inc.	3,325,663	57,800
	Newmark Group Inc. Class A	4,290,825	57,733
	Retail Opportunity Investments Corp.	3,250,606	57,406
	Trustmark Corp.	1,658,514	57,235
	Houlihan Lokey Inc. Class A	1,169,950	57,175
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,774,573	57,106
	CareTrust REIT Inc.	2,758,099	56,900
	Four Corners Property Trust Inc.	2,016,398	56,842
	Essential Properties Realty Trust Inc.	2,286,800	56,736
	National Storage Affiliates Trust	1,681,886	56,545
	Santander Consumer USA Holdings Inc.	2,416,616	56,476
	Senior Housing Properties Trust	6,681,106	56,389
	ProAssurance Corp.	1,550,920	56,050
	Great Western Bancorp Inc.	1,613,004	56,036
	Independent Bank Group Inc.	990,948	54,938
	Renasant Corp.	1,540,719	54,572
	GEO Group Inc.	3,285,257	54,568
	Walker & Dunlop Inc.	832,225	53,828
	Banner Corp.	948,643	53,684
	Mack-Cali Realty Corp.	2,317,521	53,604
	Pacific Premier Bancorp Inc.	1,611,479	52,542
	Capitol Federal Financial Inc.	3,776,683	51,854

18

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Hope Bancorp Inc.	3,465,334	51,495
	Redwood Trust Inc.	3,090,579	51,118
	Taubman Centers Inc.	1,631,098	50,711
	Global Net Lease Inc.	2,498,266	50,665
	Horace Mann Educators Corp.	1,152,355	50,312
	New York Mortgage Trust Inc.	8,069,609	50,274
	Towne Bank	1,805,288	50,223
	First Interstate BancSystem Inc. Class A	1,179,299	49,436
	Easterly Government Properties Inc.	2,080,210	49,363
	LTC Properties Inc.	1,102,160	49,344
	Heartland Financial USA Inc.	971,669	48,331
	BGC Partners Inc. Class A	8,132,512	48,307
	Ladder Capital Corp. Class A	2,673,082	48,222
	Hilltop Holdings Inc.	1,931,254	48,146
	Westamerica Bancorporation	708,555	48,019
	ServisFirst Bancshares Inc.	1,273,982	48,004
	FGL Holdings	4,416,646	47,037
	Northwest Bancshares Inc.	2,803,990	46,630
	Kite Realty Group Trust	2,380,269	46,487
*,^	Redfin Corp.	2,195,459	46,412
	NBT Bancorp Inc.	1,142,053	46,322
	Artisan Partners Asset Management Inc. Class A	1,420,464	45,909
*	PRA Group Inc.	1,239,136	44,981
	Broadmark Realty Capital Inc.	3,499,902	44,624
	Moelis & Co. Class A	1,393,451	44,479
*	Axos Financial Inc.	1,457,887	44,145
	Office Properties Income Trust	1,365,617	43,891
	Uniti Group Inc.	5,243,715	43,051
	S&T Bancorp Inc.	1,060,643	42,733
	Berkshire Hills Bancorp Inc.	1,292,773	42,506
	Clearway Energy Inc.	2,128,617	42,466
	National General Holdings Corp.	1,911,450	42,243
	Eagle Bancorp Inc.	865,865	42,107
	Industrial Logistics Properties Trust	1,869,761	41,920
	First Commonwealth Financial Corp.	2,838,194	41,182
	Cohen & Steers Inc.	653,257	40,998
	Alexander & Baldwin Inc.	1,946,123	40,791
*	Seacoast Banking Corp. of Florida	1,333,315	40,759
	Universal Health Realty Income Trust	342,966	40,250
	Veritex Holdings Inc.	1,380,762	40,222
^	American Finance Trust Inc.	3,031,013	40,191
	Hamilton Lane Inc. Class A	670,589	39,967
^	Arbor Realty Trust Inc.	2,749,629	39,457
	Park National Corp.	385,117	39,428
	Provident Financial Services Inc.	1,584,760	39,064
	Mercury General Corp.	792,967	38,641
^	Seritage Growth Properties Class A	962,199	38,565
^	Tanger Factory Outlet Centers Inc.	2,616,520	38,541
	Safety Insurance Group Inc.	409,986	37,936
	Summit Hotel Properties Inc.	3,048,687	37,621
	Monmouth Real Estate Investment Corp.	2,548,903	36,908
	Flagstar Bancorp Inc.	952,658	36,439
	OceanFirst Financial Corp.	1,392,461	35,563
	Independence Realty Trust Inc.	2,522,945	35,523
	Employers Holdings Inc.	839,167	35,035
	Virtu Financial Inc. Class A	2,188,061	34,987
	Meta Financial Group Inc.	957,557	34,960
	First Busey Corp.	1,270,891	34,949
	AMERISAFE Inc.	527,298	34,817
	City Holding Co.	424,463	34,785
	Brookline Bancorp Inc.	2,093,269	34,455
	Tompkins Financial Corp.	370,474	33,898
	OFG Bancorp	1,434,441	33,867
	RPT Realty	2,242,400	33,726

19

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Sandy Spring Bancorp Inc.	888,788	33,667
	Kearny Financial Corp.	2,380,799	32,926
	Nelnet Inc. Class A	564,578	32,881
	Southside Bancshares Inc.	884,646	32,856
	First Bancorp	817,374	32,621
	James River Group Holdings Ltd.	791,198	32,605
	Lakeland Financial Corp.	661,551	32,370
	TPG RE Finance Trust Inc.	1,589,340	32,216
	Piper Jaffray Cos.	397,500	31,776
	Brookfield Property REIT Inc. Class A	1,713,136	31,599
	Colony Credit Real Estate Inc.	2,395,228	31,521
	TFS Financial Corp.	1,596,848	31,426
	BancFirst Corp.	497,964	31,093
	American National Insurance Co.	263,996	31,067
	Enterprise Financial Services Corp.	637,300	30,724
^	Waddell & Reed Financial Inc. Class A	1,837,531	30,724
^	Realogy Holdings Corp.	3,170,952	30,695
*	Green Dot Corp. Class A	1,316,167	30,667
	ARMOUR Residential REIT Inc.	1,708,889	30,538
	Getty Realty Corp.	924,558	30,390
*	LendingClub Corp.	2,381,425	30,054
*	WillScot Corp. Class A	1,602,030	29,622
*	Encore Capital Group Inc.	837,105	29,600
	TriCo Bancshares	715,582	29,203
	National Bank Holdings Corp. Class A	826,194	29,099
	Armada Hoffler Properties Inc.	1,496,377	27,459
	Heritage Financial Corp.	969,183	27,428
	Stewart Information Services Corp.	669,511	27,309
	Meridian Bancorp Inc.	1,355,334	27,229
	NexPoint Residential Trust Inc.	599,487	26,977
	Granite Point Mortgage Trust Inc.	1,454,702	26,737
*	Ambac Financial Group Inc.	1,224,637	26,415
	PennyMac Financial Services Inc.	773,364	26,325
*	Triumph Bancorp Inc.	683,986	26,005
*	Mr Cooper Group Inc.	2,078,305	26,000
	Boston Private Financial Holdings Inc.	2,113,538	25,426
	Carolina Financial Corp.	585,782	25,323
	Investors Real Estate Trust	349,282	25,323
	Community Healthcare Trust Inc.	580,544	24,882
	Chatham Lodging Trust	1,351,504	24,787
	United Fire Group Inc.	566,755	24,784
*	Focus Financial Partners Inc. Class A	834,448	24,591
	PJT Partners Inc.	539,897	24,366
	iStar Inc.	1,674,618	24,299
^	Innovative Industrial Properties Inc.	320,133	24,288
*	Marcus & Millichap Inc.	649,690	24,201
[2]	Great Ajax Corp.	1,620,172	23,995
	Virtus Investment Partners Inc.	193,247	23,522
	German American Bancorp Inc.	657,799	23,431
	TrustCo Bank Corp. NY	2,689,149	23,315
	Franklin Street Properties Corp.	2,721,372	23,295
	Banc of California Inc.	1,342,256	23,060
	ConnectOne Bancorp Inc.	894,275	23,001
*	HomeStreet Inc.	668,195	22,719
	Central Pacific Financial Corp.	765,854	22,654
	Capstead Mortgage Corp.	2,846,248	22,542
*	Enova International Inc.	933,414	22,458
*	Third Point Reinsurance Ltd.	2,132,962	22,439
	Universal Insurance Holdings Inc.	797,889	22,333
	Stock Yards Bancorp Inc.	542,763	22,286
	Bryn Mawr Bank Corp.	534,627	22,048
	Lakeland Bancorp Inc.	1,266,862	22,018
*	Columbia Financial Inc.	1,276,271	21,620
	Preferred Bank	347,454	20,879

20

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Northfield Bancorp Inc.	1,225,035	20,777
	Univest Financial Corp.	774,963	20,754
	Urstadt Biddle Properties Inc. Class A	823,862	20,465
	City Office REIT Inc.	1,502,609	20,315
	Clearway Energy Inc. Class A	1,048,262	20,043
	Washington Trust Bancorp Inc.	371,507	19,983
*	INTL. FCStone Inc.	405,344	19,793
	Great Southern Bancorp Inc.	310,323	19,650
*	St. Joe Co.	990,382	19,639
*	Allegiance Bancshares Inc.	521,500	19,608
	Heritage Commerce Corp.	1,525,706	19,575
*	MBIA Inc.	2,087,440	19,413
	Opus Bank	743,873	19,244
	Alexander's Inc.	57,701	19,062
	RMR Group Inc. Class A	414,900	18,936
	New Senior Investment Group Inc.	2,464,865	18,856
*	Palomar Holdings Inc. Class A	372,067	18,786
	Federal Agricultural Mortgage Corp.	224,286	18,728
	Gladstone Commercial Corp.	856,169	18,716
	National Western Life Group Inc. Class A	64,119	18,651
	Brightsphere Investment Group Inc.	1,819,391	18,594
^	Washington Prime Group Inc.	5,071,132	18,459
	Community Trust Bancorp Inc.	392,974	18,328
*	Nicolet Bankshares Inc.	247,866	18,305
	WisdomTree Investments Inc.	3,767,054	18,233
	Horizon Bancorp Inc.	956,562	18,175
	Dime Community Bancshares Inc.	866,849	18,108
*	TriState Capital Holdings Inc.	689,005	17,997
	Hanmi Financial Corp.	892,940	17,854
	First Foundation Inc.	1,023,035	17,801
	FB Financial Corp.	449,503	17,796
	Camden National Corp.	385,338	17,749
	Saul Centers Inc.	333,485	17,601
	Ellington Financial Inc.	959,630	17,590
*	Bancorp Inc.	1,350,948	17,522
	Origin Bancorp Inc.	462,346	17,495
	First Bancshares Inc.	485,781	17,255
	UMH Properties Inc.	1,089,848	17,143
	First Defiance Financial Corp.	539,964	17,003
	CorEnergy Infrastructure Trust Inc.	379,037	16,947
	Front Yard Residential Corp.	1,372,707	16,939
*	Customers Bancorp Inc.	704,227	16,768
	Midland States Bancorp Inc.	570,478	16,521
	Safehold Inc.	409,540	16,504
	Peoples Bancorp Inc.	471,617	16,346
	Retail Value Inc.	439,531	16,175
	Preferred Apartment Communities Inc. Class A	1,208,985	16,104
	CatchMark Timber Trust Inc. Class A	1,398,014	16,035
^	Goosehead Insurance Inc. Class A	374,830	15,893
	Global Medical REIT Inc.	1,170,533	15,486
	Hersha Hospitality Trust Class A	1,061,404	15,443
	Flushing Financial Corp.	710,364	15,347
	RE/MAX Holdings Inc. Class A	398,009	15,319
	CBTX Inc.	489,071	15,220
	State Auto Financial Corp.	488,283	15,147
	Bridge Bancorp Inc.	449,069	15,057
	Whitestone REIT	1,104,614	15,045
	Mercantile Bank Corp.	411,095	14,993
	FBL Financial Group Inc. Class A	250,022	14,734
	First of Long Island Corp.	580,215	14,552
	Ready Capital Corp.	936,890	14,447
	Peapack Gladstone Financial Corp.	465,585	14,387
*	Watford Holdings Ltd.	571,403	14,376
	Western Asset Mortgage Capital Corp.	1,388,646	14,345

21

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	KKR Real Estate Finance Trust Inc.	700,032	14,295
	MidWestOne Financial Group Inc.	394,072	14,277
	Bank of Marin Bancorp	316,070	14,239
	Republic Bancorp Inc.Class A	302,552	14,159
	QCR Holdings Inc.	316,914	13,900
	AG Mortgage Investment Trust Inc.	897,643	13,842
*	World Acceptance Corp.	159,389	13,771
	United Community Financial Corp.	1,157,599	13,498
	First Financial Corp.	292,865	13,390
	Independent Bank Corp.	583,890	13,225
	Arrow Financial Corp.	347,712	13,144
	Live Oak Bancshares Inc.	687,713	13,073
*	Equity Bancshares Inc. Class A	423,247	13,066
	Orchid Island Capital Inc.	2,224,790	13,015
	First Community Bankshares Inc.	414,894	12,870
	Franklin Financial Network Inc.	371,529	12,755
	HomeTrust Bancshares Inc.	472,620	12,680
	Ares Commercial Real Estate Corp.	766,980	12,149
	People's Utah Bancorp	402,090	12,111
	1st Source Corp.	232,265	12,050
	CNB Financial Corp.	366,289	11,970
*	Atlantic Capital Bancshares Inc.	651,803	11,961
	Waterstone Financial Inc.	624,917	11,892
*	Cowen Inc. Class A	749,220	11,800
	Financial Institutions Inc.	365,655	11,738
*	Carter Bank & Trust	492,232	11,676
	Jernigan Capital Inc.	608,815	11,653
	Dynex Capital Inc.	687,236	11,642
[2]	Safeguard Scientifics Inc.	1,047,764	11,504
	Exantas Capital Corp.	969,094	11,445
	Territorial Bancorp Inc.	366,975	11,354
*	Assetmark Financial Holdings Inc.	388,789	11,283
	American National Bankshares Inc.	284,338	11,251
	Cherry Hill Mortgage Investment Corp.	766,732	11,187
	Diamond Hill Investment Group Inc.	78,958	11,090
	One Liberty Properties Inc.	407,809	11,088
	First Mid Bancshares Inc.	313,354	11,046
	CorePoint Lodging Inc.	995,106	10,628
	Anworth Mortgage Asset Corp.	3,000,488	10,562
*	Hallmark Financial Services Inc.	600,189	10,545
	Byline Bancorp Inc.	537,303	10,515
	Bank First Corp.	149,945	10,498
	Gladstone Land Corp.	803,277	10,418
*	Bridgewater Bancshares Inc.	746,361	10,285
	Consolidated-Tomoka Land Co.	170,147	10,263
	Civista Bancshares Inc.	426,141	10,227
	Old Second Bancorp Inc.	759,012	10,224
*,^	Amerant Bancorp Inc.	465,692	10,147
^	Cambridge Bancorp	124,988	10,018
*	Southern First Bancshares Inc.	235,384	10,001
	Southern Missouri Bancorp Inc.	258,554	9,918
	PCSB Financial Corp.	485,940	9,840
	Bar Harbor Bankshares	387,356	9,835
	Farmers National Banc Corp.	601,079	9,810
	SmartFinancial Inc.	414,374	9,800
	Sierra Bancorp	335,418	9,767
	Sculptor Capital Management Inc. Class A	440,752	9,741
*	EZCORP Inc. Class A	1,423,009	9,705
*	Forestar Group Inc.	464,800	9,691
	Amalgamated Bank Class A	495,431	9,636
	West Bancorporation Inc.	375,002	9,611
	Bluerock Residential Growth REIT Inc. Class A	767,638	9,250
^	Pennsylvania REIT	1,697,244	9,046
*	Spirit of Texas Bancshares Inc.	393,304	9,046

22

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	FRP Holdings Inc.	180,748	9,003
	Ladenburg Thalmann Financial Services Inc.	2,576,754	8,967
*	Entegra Financial Corp.	295,918	8,925
	Summit Financial Group Inc.	329,154	8,917
	First Bancorp Inc.	291,125	8,801
	Home Bancorp Inc.	220,260	8,632
*	Greenlight Capital Re Ltd. Class A	847,496	8,568
	Guaranty Bancshares Inc.	260,285	8,558
	Merchants Bancorp	430,428	8,484
	Northrim BanCorp Inc.	221,302	8,476
	Business First Bancshares Inc.	338,148	8,430
	Plymouth Industrial REIT Inc.	458,102	8,424
	Oppenheimer Holdings Inc. Class A	303,198	8,332
	RBB Bancorp	392,341	8,306
	HCI Group Inc.	181,763	8,297
*,^	Citizens Inc. Class A	1,229,204	8,297
	Central Valley Community Bancorp	380,201	8,239
	Citizens & Northern Corp.	290,410	8,204
^	Victory Capital Holdings Inc. Class A	391,010	8,199
	MutualFirst Financial Inc.	206,400	8,188
*	Baycom Corp.	359,031	8,164
	Peoples Financial Services Corp.	161,962	8,155
	Westwood Holdings Group Inc.	275,303	8,154
	Heritage Insurance Holdings Inc.	611,888	8,108
	Shore Bancshares Inc.	464,219	8,059
	Capital City Bank Group Inc.	263,324	8,031
*	BRP Group Inc. Class A	498,090	7,994
	Western New England Bancorp Inc.	829,917	7,992
	FS Bancorp Inc.	125,271	7,991
	Braemar Hotels & Resorts Inc.	876,108	7,824
*	Regional Management Corp.	258,969	7,777
	MVB Financial Corp.	311,990	7,775
	National Bankshares Inc.	171,243	7,694
*	Tejon Ranch Co.	475,908	7,605
	BankFinancial Corp.	577,720	7,557
	United Insurance Holdings Corp.	598,408	7,546
*	PICO Holdings Inc.	677,021	7,528
	Southern National Bancorp of Virginia Inc.	460,226	7,525
	SB One Bancorp	301,060	7,502
	Hingham Institution for Savings	35,603	7,484
	Farmers & Merchants Bancorp Inc.	247,557	7,464
*	Metropolitan Bank Holding Corp.	154,227	7,438
	Capstar Financial Holdings Inc.	444,971	7,409
	BRT Apartments Corp.	434,371	7,371
*	Howard Bancorp Inc.	436,263	7,364
	Marlin Business Services Corp.	332,744	7,314
	First Bank	659,837	7,291
	PCB Bancorp	419,108	7,242
	LCNB Corp.	374,001	7,218
*	HarborOne Bancorp Inc.	653,951	7,187
	BBX Capital Corp. Class A	1,504,034	7,174
	Macatawa Bank Corp.	639,766	7,121
	First Choice Bancorp	263,992	7,117
	Ashford Hospitality Trust Inc.	2,537,647	7,080
	First Internet Bancorp	295,014	6,995
	Cedar Realty Trust Inc.	2,365,218	6,977
*	Select Bancorp Inc.	566,085	6,963
	Enterprise Bancorp Inc.	204,665	6,932
	Investar Holding Corp.	288,733	6,930
	Greenhill & Co. Inc.	399,961	6,831
	First Business Financial Services Inc.	257,056	6,768
*	FVCBankcorp Inc.	386,956	6,760
*	On Deck Capital Inc.	1,618,968	6,703
	Parke Bancorp Inc.	260,806	6,622

23

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	First Northwest Bancorp	365,157	6,620
	ACNB Corp.	173,596	6,565
	Century Bancorp Inc. Class A	72,167	6,492
*	Stratus Properties Inc.	207,296	6,422
*	Richmond Mutual Bancorporation Inc.	401,313	6,405
*	International Money Express Inc.	531,850	6,403
*,^	eXp World Holdings Inc.	561,770	6,365
	Global Indemnity Ltd.	214,746	6,363
	Penns Woods Bancorp Inc.	178,812	6,359
	Bankwell Financial Group Inc.	219,929	6,343
	Investors Title Co.	39,001	6,209
	Orrstown Financial Services Inc.	272,978	6,175
*,^	Health Insurance Innovations Inc. Class A	319,738	6,168
	Ellington Residential Mortgage REIT	568,308	6,166
	Codorus Valley Bancorp Inc.	265,725	6,120
	Arlington Asset Investment Corp. Class A	1,078,978	6,010
	Reliant Bancorp Inc.	269,772	6,000
^	Farmland Partners Inc.	864,500	5,861
	Timberland Bancorp Inc.	190,063	5,652
	Clipper Realty Inc.	530,809	5,627
	Protective Insurance Corp. Class B	349,174	5,618
	Bank of Princeton	177,561	5,591
	Tiptree Inc.	673,979	5,486
	Premier Financial Bancorp Inc.	296,554	5,379
	ESSA Bancorp Inc.	315,730	5,352
	Bank of Commerce Holdings	461,783	5,343
	Riverview Bancorp Inc.	650,394	5,340
	BCB Bancorp Inc.	386,500	5,330
	Norwood Financial Corp.	135,538	5,272
	Independence Holding Co.	123,889	5,213
*	Republic First Bancorp Inc.	1,233,160	5,155
	Community Bankers Trust Corp.	579,381	5,145
	Northeast Bank	228,936	5,034
*	Malvern Bancorp Inc.	217,730	5,027
	Evans Bancorp Inc.	124,332	4,986
	Silvercrest Asset Management Group Inc. Class A	395,459	4,975
	First United Corp.	201,916	4,864
*	Randolph Bancorp Inc.	272,216	4,805
*	HBT Financial Inc.	252,396	4,793
^	CBL & Associates Properties Inc.	4,481,209	4,705
*	Curo Group Holdings Corp.	385,794	4,699
	Unity Bancorp Inc.	208,089	4,697
	FedNat Holding Co.	281,905	4,688
	C&F Financial Corp.	83,746	4,634
*	NI Holdings Inc.	268,861	4,624
	Community Financial Corp.	129,569	4,609
	Chemung Financial Corp.	105,532	4,485
*	Rafael Holdings Inc. Class B	247,734	4,420
	South Plains Financial Inc.	209,866	4,380
	Alerus Financial Corp.	191,324	4,372
*	Provident Bancorp Inc.	344,790	4,293
*	Carolina Trust Bancshares Inc.	328,780	4,291
*	Esquire Financial Holdings Inc.	163,283	4,257
	Crawford & Co. Class A	367,705	4,218
	Mackinac Financial Corp.	237,842	4,153
*	ProSight Global Inc.	254,996	4,113
*	Medallion Financial Corp.	552,377	4,016
	1st Constitution Bancorp	179,404	3,970
	First Community Corp.	183,681	3,969
*	Pacific Mercantile Bancorp	482,797	3,920
	FNCB Bancorp Inc.	459,377	3,882
	Donegal Group Inc. Class A	257,647	3,818
	Provident Financial Holdings Inc.	173,786	3,806
*	Meridian Corp.	187,838	3,792

24

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	OP Bancorp	364,245	3,777
*	Pioneer Bancorp Inc.	244,745	3,747
	Two River Bancorp	166,206	3,723
	Middlefield Banc Corp.	140,636	3,669
	Peoples Bancorp of North Carolina Inc.	111,619	3,667
	Pzena Investment Management Inc. Class A	422,399	3,641
^	Fidelity D&D Bancorp Inc.	58,152	3,618
*	Ocwen Financial Corp.	2,627,421	3,600
	Crawford & Co. Class B	350,392	3,556
	Prudential Bancorp Inc.	191,884	3,556
*	PDL Community Bancorp	240,811	3,540
*	Elevate Credit Inc.	789,118	3,512
	Ohio Valley Banc Corp.	87,025	3,448
*	MMA Capital Holdings Inc.	108,138	3,439
*	Aspen Group Inc.	429,005	3,432
	Hawthorn Bancshares Inc.	134,425	3,428
	United Security Bancshares	314,496	3,375
*	MainStreet Bancshares Inc.	146,516	3,370
	First Financial Northwest Inc.	220,880	3,300
^	Federal Agricultural Mortgage Corp. Class A	43,002	3,203
	Mid Penn Bancorp Inc.	107,737	3,103
	Standard AVB Financial Corp.	103,063	3,089
	Luther Burbank Corp.	267,578	3,085
	First Guaranty Bancshares Inc.	139,318	3,033
	First Savings Financial Group Inc.	43,991	2,952
*	Coastal Financial Corp.	178,029	2,932
	Sotherly Hotels Inc.	425,491	2,885
	GAMCO Investors Inc. Class A	146,252	2,850
	Sterling Bancorp Inc.	348,264	2,821
	Level One Bancorp Inc.	111,633	2,809
	SB Financial Group Inc.	141,145	2,779
	CB Financial Services Inc.	89,151	2,687
*	Capital Bancorp Inc.	179,330	2,670
	Bank7 Corp.	137,640	2,610
	Postal Realty Trust Inc. Class A	152,391	2,583
	Old Point Financial Corp.	92,255	2,536
	Griffin Industrial Realty Inc.	63,382	2,507
	Condor Hospitality Trust Inc.	226,675	2,502
^	Associated Capital Group Inc. Class A	63,741	2,499
	Greene County Bancorp Inc.	85,272	2,455
*	Maui Land & Pineapple Co. Inc.	210,022	2,363
*	Atlanticus Holdings Corp.	262,005	2,361
*,^	GWG Holdings Inc.	234,099	2,299
^	Oak Valley Bancorp	118,071	2,298
*,^	Siebert Financial Corp.	263,926	2,283
	Plumas Bancorp	86,202	2,274
*	CrossFirst Bankshares Inc.	157,646	2,273
	Hunt Cos. Finance Trust Inc.	683,836	2,209
[2]	Spirit MTA REIT	2,854,330	2,191
*	First Western Financial Inc.	132,755	2,186
^	Auburn National Bancorporation Inc.	40,857	2,165
*	MoneyGram International Inc.	1,025,165	2,153
	Union Bankshares Inc.	59,239	2,148
*	Altisource Portfolio Solutions SA	109,207	2,111
*	Silvergate Capital Corp. Class A	129,856	2,066
^	GAIN Capital Holdings Inc.	461,584	1,823
	AmeriServ Financial Inc.	418,188	1,756
	Franklin Financial Services Corp.	42,348	1,638
	Sachem Capital Corp.	369,704	1,605
	Severn Bancorp Inc.	172,293	1,604
	Eagle Bancorp Montana Inc.	74,805	1,600
	Kingstone Cos. Inc.	198,941	1,542
	Global Self Storage Inc.	354,937	1,526
	Manhattan Bridge Capital Inc.	238,332	1,516

25

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Blue Capital Reinsurance Holdings Ltd.	217,080	1,489
	IF Bancorp Inc.	61,247	1,410
*,^	Oportun Financial Corp.	58,828	1,400
*	Consumer Portfolio Services Inc.	401,461	1,353
	Hennessy Advisors Inc.	131,059	1,321
	Urstadt Biddle Properties Inc.	65,711	1,306
*,^	Impac Mortgage Holdings Inc.	244,016	1,284
*,^	Rekor Systems Inc.	312,786	1,195
*	Transcontinental Realty Investors Inc.	29,823	1,189
	Sound Financial Bancorp Inc.	32,178	1,158
*	Rhinebeck Bancorp Inc.	94,826	1,072
	Manning & Napier Inc.	591,269	1,029
*	Nicholas Financial Inc.	124,481	1,026
*	Limestone Bancorp Inc.	56,772	1,022
*	Ashford Inc.	42,457	1,002
	Bank of South Carolina Corp.	52,968	995
*	Security National Financial Corp. Class A	170,038	995
*	Central Federal Corp.	69,550	970
*,^	Avalon GloboCare Corp.	470,565	908
*	Maiden Holdings Ltd.	1,193,606	895
^	Elmira Savings Bank	52,075	786
*	FFBW Inc.	57,872	668
*,^	Riot Blockchain Inc.	575,200	644
*	CBM Bancorp Inc.	37,145	524
	County Bancorp Inc.	19,769	507
*,§	Winthrop Realty Trust	562,609	486
	Bank of the James Financial Group Inc.	31,555	482
*	Broadway Financial Corp.	291,631	449
*	HV Bancorp Inc.	26,133	444
*	Community First Bancshares Inc.	38,693	443
	Ottawa Bancorp Inc.	27,877	386
	MSB Financial Corp.	19,644	354
	United Bancorp Inc.	23,427	335
*	Power REIT	29,103	262
*	National Holdings Corp.	96,260	245
*	InterGroup Corp.	6,286	234
*	FlexShopper Inc.	86,281	218
*,^	Wheeler REIT Inc.	128,812	211
	US Global Investors Inc. Class A	143,575	207
*,^	Altisource Asset Management Corp.	15,364	190
*	1347 Property Insurance Holdings Inc.	34,257	189
	WVS Financial Corp.	11,419	188
	Medley Management Inc. Class A	55,034	163
*	Income Opportunity Realty Investors Inc.	12,050	159
	Landmark Bancorp Inc.	5,815	146
	Riverview Financial Corp.	10,060	126
*	JW Mays Inc.	4,010	121
*	Asta Funding Inc.	11,264	116
	Mid-Southern Bancorp Inc.	6,447	87
*	Trinity Place Holdings Inc.	27,417	83
	Medalist Diversified REIT Inc.	22,234	77
	Guaranty Federal Bancshares Inc.	3,011	76
*	FSB Bancorp Inc.	3,139	54
	Oconee Federal Financial Corp.	1,919	50
	Lake Shore Bancorp Inc.	2,800	43
	Home Federal Bancorp Inc.	601	21
*	CPI Card Group Inc.	23,067	21
	Protective Insurance Corp. Class A	1,100	17
	Tremont Mortgage Trust	2,458	12
*	National Holdings Corp. Warrants Exp. 01/18/2022	92,151	9
*	Envision Solar International Inc.	1,800	8
*	Village Bank and Trust Financial Corp.	200	7
	Patriot National Bancorp Inc.	100	1
*	Conifer Holdings Inc.	300	1

26

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*,^,§	Ditech Holding Corp. Warrants Exp. 02/09/2028	34,201	—
			174,087,724
Health Care (13.0%)
	Johnson & Johnson	74,147,917	10,815,957
	UnitedHealth Group Inc.	26,689,357	7,846,137
	Merck & Co. Inc.	71,739,055	6,524,667
	Pfizer Inc.	155,931,076	6,109,380
	Abbott Laboratories	49,821,309	4,327,479
	Medtronic plc	37,757,947	4,283,639
	Bristol-Myers Squibb Co.	65,941,862	4,232,808
	Amgen Inc.	16,741,329	4,035,832
	AbbVie Inc.	41,653,636	3,688,013
	Thermo Fisher Scientific Inc.	11,297,406	3,670,188
	Eli Lilly & Co.	24,355,427	3,201,034
	Gilead Sciences Inc.	35,654,732	2,316,844
	Anthem Inc.	7,144,478	2,157,847
	Cigna Corp.	10,522,464	2,151,739
	Becton Dickinson and Co.	7,620,489	2,072,544
*	Intuitive Surgical Inc.	3,255,802	1,924,667
	Stryker Corp.	8,962,658	1,881,620
	Zoetis Inc.	13,425,665	1,776,887
*	Boston Scientific Corp.	39,278,030	1,776,153
	Allergan plc	8,788,488	1,680,095
*	Vertex Pharmaceuticals Inc.	7,240,328	1,585,270
*	Biogen Inc.	5,084,654	1,508,769
*	Illumina Inc.	4,142,312	1,374,171
*	Edwards Lifesciences Corp.	5,876,280	1,370,877
	Humana Inc.	3,731,117	1,367,529
	Baxter International Inc.	14,365,712	1,201,261
	HCA Healthcare Inc.	7,643,617	1,129,803
	Zimmer Biomet Holdings Inc.	5,795,890	867,529
*	Regeneron Pharmaceuticals Inc.	2,281,758	856,754
*	IQVIA Holdings Inc.	4,651,009	718,627
*	Centene Corp.	11,065,329	695,677
*	Alexion Pharmaceuticals Inc.	5,933,708	641,731
*	IDEXX Laboratories Inc.	2,416,096	630,915
	ResMed Inc.	4,053,368	628,150
*	DexCom Inc.	2,578,662	564,057
*	Align Technology Inc.	1,999,775	558,017
	Teleflex Inc.	1,305,090	491,288
*	WellCare Health Plans Inc.	1,413,003	466,588
*	Laboratory Corp. of America Holdings	2,736,674	462,963
*	Incyte Corp.	5,168,791	451,339
	Cooper Cos. Inc.	1,397,517	449,008
*	BioMarin Pharmaceutical Inc.	5,051,152	427,075
	Cardinal Health Inc.	8,260,056	417,794
	Quest Diagnostics Inc.	3,783,925	404,085
*	Hologic Inc.	7,560,838	394,751
*	Seattle Genetics Inc.	3,383,951	386,650
*	Exact Sciences Corp.	4,152,833	384,054
	STERIS plc	2,387,221	363,860
*	Varian Medical Systems Inc.	2,562,187	363,856
*	Alnylam Pharmaceuticals Inc.	3,148,889	362,658
	Dentsply Sirona Inc.	6,279,146	355,337
	West Pharmaceutical Services Inc.	2,086,604	313,679
*	Elanco Animal Health Inc.	10,510,862	309,545
	Universal Health Services Inc. Class B	2,153,271	308,908
	PerkinElmer Inc.	3,135,130	304,421
*	Insulet Corp.	1,742,049	298,239
*	Mylan NV	14,518,973	291,831
*	Neurocrine Biosciences Inc.	2,601,008	279,582
*	Henry Schein Inc.	4,140,003	276,221
*	Sarepta Therapeutics Inc.	1,988,386	256,581
*	Molina Healthcare Inc.	1,764,941	239,485

27

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Bio-Techne Corp.	1,072,563	235,438
*	Catalent Inc.	4,115,680	231,713
*	Jazz Pharmaceuticals plc	1,514,590	226,098
*	Bio-Rad Laboratories Inc. Class A	596,434	220,698
*	Ionis Pharmaceuticals Inc.	3,554,734	214,741
*	Masimo Corp.	1,357,552	214,575
	Hill-Rom Holdings Inc.	1,885,688	214,082
*	Charles River Laboratories International Inc.	1,374,457	209,962
*	ABIOMED Inc.	1,208,943	206,234
*	PRA Health Sciences Inc.	1,768,366	196,554
	Chemed Corp.	447,001	196,350
	Encompass Health Corp.	2,773,163	192,097
*	Horizon Therapeutics plc	5,240,941	189,722
*	Novocure Ltd.	2,233,522	188,219
	Perrigo Co. plc	3,634,872	187,777
*	DaVita Inc.	2,381,556	178,688
*	Avantor Inc.	9,683,778	175,761
*	Medicines Co.	2,007,673	170,532
*	Arrowhead Pharmaceuticals Inc.	2,670,284	169,376
*,^	Teladoc Health Inc.	2,020,705	169,173
*	Haemonetics Corp.	1,427,395	164,008
*	Amedisys Inc.	900,594	150,327
*	Exelixis Inc.	8,498,487	149,743
*	HealthEquity Inc.	1,978,023	146,512
*	Penumbra Inc.	880,291	144,605
	Bruker Corp.	2,823,768	143,927
*	ACADIA Pharmaceuticals Inc.	3,263,622	139,618
*	Syneos Health Inc.	2,333,286	138,772
*	Reata Pharmaceuticals Inc. Class A	660,171	134,959
*,^	Envista Holdings Corp.	4,467,754	132,424
*	Global Blood Therapeutics Inc.	1,605,782	127,644
*	Globus Medical Inc.	2,155,566	126,920
*	Repligen Corp.	1,321,352	122,225
*	Mirati Therapeutics Inc.	938,573	120,945
*	Integra LifeSciences Holdings Corp.	2,043,511	119,096
*	NuVasive Inc.	1,467,381	113,487
*	LHC Group Inc.	804,843	110,875
*	Tenet Healthcare Corp.	2,908,950	110,627
*,^	Moderna Inc.	5,585,195	109,246
*	Wright Medical Group NV	3,559,215	108,485
*	Nektar Therapeutics Class A	4,936,909	106,563
*	Blueprint Medicines Corp.	1,316,521	105,466
*	Immunomedics Inc.	4,970,815	105,182
*	Sage Therapeutics Inc.	1,453,845	104,953
*	United Therapeutics Corp.	1,182,480	104,153
*	Guardant Health Inc.	1,323,273	103,401
*	ICU Medical Inc.	551,551	103,206
*	Omnicell Inc.	1,185,290	96,862
*	Neogen Corp.	1,482,169	96,726
*	Nevro Corp.	820,536	96,446
*	Bluebird Bio Inc.	1,095,213	96,105
*	Tandem Diabetes Care Inc.	1,586,978	94,600
*	Alkermes plc	4,450,663	90,794
*	FibroGen Inc.	2,109,035	90,457
*	Iovance Biotherapeutics Inc.	3,223,469	89,226
	CONMED Corp.	792,680	88,645
*	Intercept Pharmaceuticals Inc.	696,072	86,257
*	MyoKardia Inc.	1,173,532	85,533
*	Agios Pharmaceuticals Inc.	1,756,338	83,865
*	Acadia Healthcare Co. Inc.	2,482,633	82,473
*	NeoGenomics Inc.	2,771,052	81,053
*	PTC Therapeutics Inc.	1,665,199	79,980
*	Quidel Corp.	1,052,038	78,934
*,^	Axsome Therapeutics Inc.	737,657	76,244

28

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Audentes Therapeutics Inc.	1,224,526	73,276
*	HMS Holdings Corp.	2,469,055	73,084
*	Halozyme Therapeutics Inc.	4,073,285	72,219
*,^	Allakos Inc.	756,232	72,114
*	Select Medical Holdings Corp.	3,056,856	71,347
	Cantel Medical Corp.	1,005,184	71,268
*	Amicus Therapeutics Inc.	7,151,539	69,656
*	Acceleron Pharma Inc.	1,291,185	68,459
*	Emergent BioSolutions Inc.	1,238,630	66,824
*	Natera Inc.	1,977,533	66,623
*	Zogenix Inc.	1,267,123	66,055
*	ArQule Inc.	3,216,030	64,192
	Ensign Group Inc.	1,409,969	63,970
*	Ultragenyx Pharmaceutical Inc.	1,495,401	63,869
*	Medpace Holdings Inc.	753,626	63,350
*	Glaukos Corp.	1,162,332	63,312
*	MEDNAX Inc.	2,267,250	63,007
*	Arena Pharmaceuticals Inc.	1,387,150	63,004
*	Momenta Pharmaceuticals Inc.	3,192,196	62,982
*	Insmed Inc.	2,492,851	59,529
*	Prestige Consumer Healthcare Inc.	1,450,238	58,735
*	Deciphera Pharmaceuticals Inc.	943,064	58,696
*	Heron Therapeutics Inc.	2,450,005	57,575
*	Ironwood Pharmaceuticals Inc. Class A	4,202,579	55,936
*	Myriad Genetics Inc.	2,001,023	54,488
*	Kodiak Sciences Inc.	726,944	52,304
	Healthcare Services Group Inc.	2,116,125	51,464
*	Pacira BioSciences Inc.	1,121,928	50,823
*	Epizyme Inc.	2,062,143	50,729
*	iRhythm Technologies Inc.	740,141	50,396
*	Xencor Inc.	1,442,713	49,615
*	Magellan Health Inc.	630,873	49,366
*	Portola Pharmaceuticals Inc.	2,042,645	48,778
	Patterson Cos. Inc.	2,378,378	48,709
*	Ligand Pharmaceuticals Inc.	463,388	48,327
*	Merit Medical Systems Inc.	1,480,732	46,228
*	Avanos Medical Inc.	1,370,555	46,188
*	Cardiovascular Systems Inc.	934,553	45,410
*	ChemoCentryx Inc.	1,132,250	44,780
*	STAAR Surgical Co.	1,266,101	44,529
*	Intra-Cellular Therapies Inc.	1,286,780	44,149
*,^	Esperion Therapeutics Inc.	738,864	44,058
*	Ra Pharmaceuticals Inc.	925,729	43,444
*	Aimmune Therapeutics Inc.	1,274,076	42,643
*	BioTelemetry Inc.	910,036	42,135
*	Apellis Pharmaceuticals Inc.	1,366,345	41,837
*	Editas Medicine Inc.	1,395,879	41,332
	US Physical Therapy Inc.	359,768	41,139
*,^	Invitae Corp.	2,528,961	40,792
*	Turning Point Therapeutics Inc.	647,880	40,356
*	Brookdale Senior Living Inc.	5,305,459	38,571
*	REGENXBIO Inc.	937,724	38,419
*	Addus HomeCare Corp.	393,732	38,279
*	Inspire Medical Systems Inc.	507,453	37,658
*	Principia Biopharma Inc.	663,998	36,374
*	Veracyte Inc.	1,290,773	36,038
*	Inogen Inc.	524,274	35,824
*	Corcept Therapeutics Inc.	2,889,200	34,959
*	Dicerna Pharmaceuticals Inc.	1,561,936	34,409
*	Forty Seven Inc.	860,808	33,890
*	Tactile Systems Technology Inc.	500,207	33,769
*	AtriCure Inc.	1,035,040	33,649
*	Supernus Pharmaceuticals Inc.	1,416,745	33,605
*	Varex Imaging Corp.	1,099,198	32,767

29

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Fate Therapeutics Inc.	1,671,670	32,715
*	R1 RCM Inc.	2,513,490	32,625
*,^	Denali Therapeutics Inc.	1,866,725	32,518
*	Theravance Biopharma Inc.	1,244,015	32,208
*,^	Aerie Pharmaceuticals Inc.	1,299,007	31,397
*,^	Allogene Therapeutics Inc.	1,207,657	31,375
*	Natus Medical Inc.	938,942	30,976
*	Enanta Pharmaceuticals Inc.	498,243	30,781
*	Coherus Biosciences Inc.	1,701,617	30,638
	National HealthCare Corp.	344,137	29,744
	Atrion Corp.	39,264	29,507
*	Constellation Pharmaceuticals Inc.	618,688	29,146
*	Karyopharm Therapeutics Inc.	1,482,485	28,419
*	Hanger Inc.	1,005,835	27,771
*	Sangamo Therapeutics Inc.	3,312,218	27,723
*	NanoString Technologies Inc.	983,655	27,365
*	10X Genomics Inc. Class A	357,179	27,235
*	Tricida Inc.	713,796	26,939
*	CryoLife Inc.	991,127	26,850
*	Endo International plc	5,680,116	26,640
*	Radius Health Inc.	1,298,616	26,180
	Luminex Corp.	1,119,094	25,918
*,^	TG Therapeutics Inc.	2,294,664	25,471
*	Athenex Inc.	1,666,172	25,442
	National Research Corp.	384,351	25,344
*	CareDx Inc.	1,167,901	25,192
*,^	Bridgebio Pharma Inc.	711,248	24,929
*	Tivity Health Inc.	1,225,191	24,927
*	Shockwave Medical Inc.	563,526	24,750
*	Innoviva Inc.	1,745,000	24,709
*,^	ZIOPHARM Oncology Inc.	5,183,914	24,468
*	Codexis Inc.	1,512,302	24,182
*	Vanda Pharmaceuticals Inc.	1,460,304	23,964
*	Orthofix Medical Inc.	514,075	23,740
*	CorVel Corp.	270,812	23,658
*	Revance Therapeutics Inc.	1,450,212	23,537
*	Pennant Group Inc.	700,363	23,161
*,^	Change Healthcare Inc.	1,411,121	23,128
*	RadNet Inc.	1,111,623	22,566
*,^	Rocket Pharmaceuticals Inc.	989,744	22,527
*	Achillion Pharmaceuticals Inc.	3,727,896	22,479
*	Atara Biotherapeutics Inc.	1,360,944	22,415
*	Rhythm Pharmaceuticals Inc.	958,392	22,005
*	Madrigal Pharmaceuticals Inc.	236,491	21,547
*	Intersect ENT Inc.	863,220	21,494
*	Silk Road Medical Inc.	532,263	21,493
*	Vericel Corp.	1,227,821	21,364
*	ImmunoGen Inc.	4,094,337	20,902
*	G1 Therapeutics Inc.	790,723	20,899
*	Lantheus Holdings Inc.	1,018,694	20,893
*	HealthStream Inc.	752,263	20,462
*,^	Omeros Corp.	1,429,761	20,145
*	Pacific Biosciences of California Inc.	3,912,251	20,109
*	Anika Therapeutics Inc.	387,703	20,102
*	Arvinas Inc.	486,573	19,993
*,^	Dermira Inc.	1,317,610	19,975
*	Eagle Pharmaceuticals Inc.	331,937	19,943
*	Kadmon Holdings Inc.	4,370,620	19,799
*	Flexion Therapeutics Inc.	941,811	19,495
*	Collegium Pharmaceutical Inc.	941,938	19,385
*	Antares Pharma Inc.	4,124,118	19,383
*	Akebia Therapeutics Inc.	3,062,538	19,355
*	Heska Corp.	201,254	19,308
*,^	Karuna Therapeutics Inc.	255,747	19,268

30

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Gossamer Bio Inc.	1,231,336	19,246
*	NextCure Inc.	339,019	19,097
*	Amphastar Pharmaceuticals Inc.	989,237	19,082
*	Durect Corp.	5,013,032	19,050
*,^	Cara Therapeutics Inc.	1,179,613	19,004
*	Y-mAbs Therapeutics Inc.	603,874	18,871
*	Retrophin Inc.	1,283,312	18,223
*	Axogen Inc.	1,018,358	18,218
*	Adverum Biotechnologies Inc.	1,538,817	17,727
*	Krystal Biotech Inc.	313,524	17,363
*	Cytokinetics Inc.	1,623,037	17,220
	LeMaitre Vascular Inc.	478,977	17,219
*	Assembly Biosciences Inc.	834,166	17,067
*	Cerus Corp.	3,967,073	16,741
*	Kura Oncology Inc.	1,209,831	16,635
*,^	OPKO Health Inc.	11,229,587	16,507
*,^	Intellia Therapeutics Inc.	1,079,042	15,830
*	Adaptive Biotechnologies Corp.	528,019	15,798
*	AngioDynamics Inc.	985,569	15,779
*,^	Cortexyme Inc.	276,822	15,541
*,^	TherapeuticsMD Inc.	6,386,860	15,456
*,^	Alector Inc.	895,951	15,437
*,^	Clovis Oncology Inc.	1,462,934	15,251
*	MacroGenics Inc.	1,372,358	14,931
*	Option Care Health Inc.	3,951,026	14,737
*,^	Viking Therapeutics Inc.	1,822,328	14,615
*	ANI Pharmaceuticals Inc.	236,566	14,589
*	Surmodics Inc.	351,651	14,569
*	BioCryst Pharmaceuticals Inc.	4,165,478	14,371
*,^	SmileDirectClub Inc.	1,616,844	14,131
*	OrthoPediatrics Corp.	297,707	13,989
*	Ardelyx Inc.	1,863,627	13,987
*	OraSure Technologies Inc.	1,739,375	13,967
*,^	Relmada Therapeutics Inc.	354,100	13,810
*	BioDelivery Sciences International Inc.	2,167,338	13,698
*,^	PetIQ Inc. Class A	543,975	13,627
*	Cutera Inc.	379,492	13,590
*	Amneal Pharmaceuticals Inc.	2,811,815	13,553
*	Stemline Therapeutics Inc.	1,267,932	13,478
*,^	Quanterix Corp.	567,826	13,418
*,^	ViewRay Inc.	3,168,703	13,372
*	Avrobio Inc.	654,001	13,165
*,^	Dynavax Technologies Corp. Class A	2,269,045	12,979
*	Synthorx Inc.	185,143	12,940
*,^	Accelerate Diagnostics Inc.	755,926	12,775
*	Agenus Inc.	3,109,343	12,655
*	Twist Bioscience Corp.	594,000	12,474
*	Sientra Inc.	1,374,928	12,292
*,^	Provention Bio Inc.	820,347	12,223
*	Avid Bioservices Inc.	1,591,048	12,203
*	Voyager Therapeutics Inc.	871,872	12,163
*	Triple-S Management Corp. Class B	655,778	12,125
*	Odonate Therapeutics Inc.	370,406	12,020
*,^	Sorrento Therapeutics Inc.	3,528,234	11,925
*	Homology Medicines Inc.	568,781	11,774
*	Progenics Pharmaceuticals Inc.	2,306,141	11,738
*	Axonics Modulation Technologies Inc.	419,114	11,614
*	CytomX Therapeutics Inc.	1,367,661	11,365
*	Eiger BioPharmaceuticals Inc.	759,974	11,324
*	AnaptysBio Inc.	688,681	11,191
*,^	IGM Biosciences Inc.	285,947	10,912
	Utah Medical Products Inc.	100,221	10,814
	Meridian Bioscience Inc.	1,100,229	10,749
*	AMAG Pharmaceuticals Inc.	883,207	10,749

31

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Spectrum Pharmaceuticals Inc.	2,948,132	10,731
*	Recro Pharma Inc.	569,794	10,444
*,^	Intrexon Corp.	1,867,600	10,234
*,^	Corbus Pharmaceuticals Holdings Inc.	1,871,125	10,216
*	Catalyst Pharmaceuticals Inc.	2,724,057	10,215
*	Rigel Pharmaceuticals Inc.	4,673,184	10,001
*,^	XBiotech Inc.	528,503	9,865
*	IVERIC bio Inc.	1,132,897	9,720
*,^	Progyny Inc.	351,610	9,652
*	Kindred Biosciences Inc.	1,127,689	9,563
*	Pfenex Inc.	869,080	9,543
*,^	Eidos Therapeutics Inc.	165,198	9,481
*	SI-BONE Inc.	437,574	9,408
*	Precision BioSciences Inc.	674,353	9,367
*	Community Health Systems Inc.	3,198,313	9,275
*	BioSpecifics Technologies Corp.	160,830	9,158
*,^	Inovio Pharmaceuticals Inc.	2,754,474	9,090
*	PDL BioPharma Inc.	2,754,978	8,940
*,^	TransMedics Group Inc.	465,566	8,850
*,^	CEL-SCI Corp.	966,960	8,848
	Owens & Minor Inc.	1,704,907	8,814
*	GenMark Diagnostics Inc.	1,822,600	8,767
	Invacare Corp.	962,641	8,683
*,^	Rubius Therapeutics Inc.	896,003	8,512
*,^	Mallinckrodt plc	2,343,282	8,178
*,^	Puma Biotechnology Inc.	926,832	8,110
*	Calithera Biosciences Inc.	1,409,585	8,049
*	Magenta Therapeutics Inc.	526,943	7,988
*	Arcus Biosciences Inc.	790,720	7,986
*,^	Lannett Co. Inc.	894,888	7,893
*	Cue Biopharma Inc.	487,285	7,736
*,^	Geron Corp.	5,673,622	7,716
*	SIGA Technologies Inc.	1,615,615	7,706
*,^	Crinetics Pharmaceuticals Inc.	306,721	7,696
*,^	Matinas BioPharma Holdings Inc.	3,386,671	7,688
*	Apyx Medical Corp.	894,837	7,570
*	SpringWorks Therapeutics Inc.	196,608	7,567
*	Alphatec Holdings Inc.	1,057,633	7,504
*	Molecular Templates Inc.	532,005	7,440
*,^	MannKind Corp.	5,703,261	7,357
*	Accuray Inc.	2,603,270	7,341
*,^	Akcea Therapeutics Inc.	431,460	7,309
*,^	Evolus Inc.	595,634	7,249
*	Replimune Group Inc.	500,980	7,189
*	MEI Pharma Inc.	2,865,177	7,106
*	Fluidigm Corp.	2,034,877	7,081
*	Applied Therapeutics Inc.	257,884	7,035
*	Mersana Therapeutics Inc.	1,213,031	6,951
*	Syros Pharmaceuticals Inc.	1,003,963	6,937
*	Scholar Rock Holding Corp.	523,922	6,905
*,^	Apollo Medical Holdings Inc.	374,359	6,892
*	Minerva Neurosciences Inc.	952,916	6,775
*	Aprea Therapeutics Inc.	145,487	6,676
*	Misonix Inc.	357,374	6,651
*	Surgery Partners Inc.	418,719	6,555
*	BioLife Solutions Inc.	404,489	6,545
*,^	Optinose Inc.	708,073	6,528
*	Translate Bio Inc.	800,026	6,512
*	SeaSpine Holdings Corp.	509,938	6,124
*	Stoke Therapeutics Inc.	212,600	6,021
*,^	MediciNova Inc.	891,718	6,010
*	Joint Corp.	370,808	5,985
*	Harrow Health Inc.	763,120	5,937
*	Concert Pharmaceuticals Inc.	638,360	5,889

32

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	ADMA Biologics Inc.	1,452,248	5,809
*	Syndax Pharmaceuticals Inc.	657,918	5,777
*	Abeona Therapeutics Inc.	1,760,180	5,756
*	RTI Surgical Holdings Inc.	2,098,963	5,751
*	Vapotherm Inc.	463,490	5,636
*	Aeglea BioTherapeutics Inc.	730,780	5,583
*	Gritstone Oncology Inc.	598,855	5,372
*	KalVista Pharmaceuticals Inc.	291,774	5,196
*	Verrica Pharmaceuticals Inc.	325,091	5,166
*	Xeris Pharmaceuticals Inc.	719,094	5,070
*	Chiasma Inc.	984,427	4,883
*	GlycoMimetics Inc.	910,116	4,815
*	X4 Pharmaceuticals Inc.	430,247	4,604
*,^	Athersys Inc.	3,726,182	4,583
*	Palatin Technologies Inc.	5,849,095	4,575
*	Hookipa Pharma Inc.	372,890	4,560
*,^	CorMedix Inc.	625,748	4,555
*,^	NGM Biopharmaceuticals Inc.	245,251	4,535
*,^	AcelRx Pharmaceuticals Inc.	2,142,380	4,520
*	Eloxx Pharmaceuticals Inc.	608,308	4,477
*	Marinus Pharmaceuticals Inc.	2,067,953	4,467
*,^	Catasys Inc.	271,875	4,434
*,^	Senseonics Holdings Inc.	4,827,947	4,422
*	Fulgent Genetics Inc.	341,824	4,410
*,^	XOMA Corp.	160,945	4,394
*	InfuSystem Holdings Inc.	511,238	4,361
*,^	Amyris Inc.	1,409,918	4,357
*	iRadimed Corp.	185,109	4,328
*,^	Zynex Inc.	542,733	4,271
*	Jounce Therapeutics Inc.	487,199	4,253
*	Agile Therapeutics Inc.	1,689,440	4,224
*,^	Ocular Therapeutix Inc.	1,066,121	4,211
*	Ovid therapeutics Inc.	1,002,310	4,160
*	Atreca Inc.	266,417	4,121
*	UNITY Biotechnology Inc.	568,733	4,101
*,^	Lexicon Pharmaceuticals Inc.	978,318	4,060
*	Seres Therapeutics Inc.	1,175,813	4,057
*	Protagonist Therapeutics Inc.	573,903	4,046
*	Cymabay Therapeutics Inc.	2,048,278	4,015
*	CASI Pharmaceuticals Inc.	1,298,963	4,014
*	Rockwell Medical Inc.	1,638,452	3,998
*	Exicure Inc.	1,397,521	3,997
*	Aravive Inc.	288,008	3,937
*	American Renal Associates Holdings Inc.	379,646	3,937
*	FONAR Corp.	199,168	3,922
*	Harpoon Therapeutics Inc.	264,272	3,909
*	Aldeyra Therapeutics Inc.	667,217	3,877
*	Kiniksa Pharmaceuticals Ltd. Class A	348,492	3,854
*,^	Zynerba Pharmaceuticals Inc.	630,140	3,806
*	Five Prime Therapeutics Inc.	824,351	3,784
*	Akorn Inc.	2,492,697	3,739
*,^	Anavex Life Sciences Corp.	1,425,049	3,691
*	Castle Biosciences Inc.	107,186	3,684
*,^	Bioxcel Therapeutics Inc.	249,603	3,647
*	Enzo Biochem Inc.	1,366,399	3,594
*	Pulse Biosciences Inc.	262,310	3,518
*	Exagen Inc.	137,795	3,500
*	Repro-Med Systems Inc.	535,117	3,494
*	Personalis Inc.	315,739	3,442
*	Mustang Bio Inc.	808,613	3,299
*	Dyadic International Inc.	621,809	3,221
*	Genesis Healthcare Inc.	1,960,136	3,215
*,^	CytoSorbents Corp.	832,151	3,204
*	Chimerix Inc.	1,522,300	3,090

33

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*,^	Paratek Pharmaceuticals Inc.	766,225	3,088
*,^	Akero Therapeutics Inc.	139,079	3,087
*	TCR2 Therapeutics Inc.	215,242	3,074
*	Lineage Cell Therapeutics Inc.	3,430,046	3,053
*,^	BioSig Technologies Inc.	514,013	3,043
*	Satsuma Pharmaceuticals Inc.	154,604	3,043
*,^	Galectin Therapeutics Inc.	1,051,163	3,006
*	Stereotaxis Inc.	563,138	2,979
*	Spero Therapeutics Inc.	307,402	2,956
*,^	EyePoint Pharmaceuticals Inc.	1,904,792	2,952
*,^	Fortress Biotech Inc.	1,134,317	2,915
*	Conformis Inc.	1,903,523	2,855
*	Otonomy Inc.	737,046	2,823
*	Acorda Therapeutics Inc.	1,366,942	2,789
*,^	Proteostasis Therapeutics Inc.	1,195,732	2,726
*,^	AVEO Pharmaceuticals Inc.	4,364,829	2,725
*,^	Catalyst Biosciences Inc.	398,149	2,711
*	Prevail Therapeutics Inc.	170,499	2,699
*	Millendo Therapeutics Inc.	396,400	2,672
*	Harvard Bioscience Inc.	863,911	2,635
*,^	Venus Concept Inc.	557,175	2,619
*,^	Marker Therapeutics Inc.	904,972	2,606
*,^	DermTech Inc.	209,350	2,596
*,^	Savara Inc.	578,945	2,594
*	Sutro Biopharma Inc.	234,251	2,577
*,^	Sesen Bio Inc.	2,475,212	2,574
*,^	Novavax Inc.	643,291	2,560
*	PhaseBio Pharmaceuticals Inc.	412,403	2,520
*	Assertio Therapeutics Inc.	1,986,395	2,483
*,^	NantKwest Inc.	646,858	2,452
*,^	Viela Bio Inc.	87,933	2,387
*	Capital Senior Living Corp.	740,585	2,288
*,^	La Jolla Pharmaceutical Co.	582,183	2,288
*,^	RAPT Therapeutics Inc.	82,673	2,283
*,^	Soliton Inc.	204,101	2,241
*,^	Trevena Inc.	2,656,331	2,234
*,^	Verastem Inc.	1,655,459	2,218
*,^	Solid Biosciences Inc.	489,748	2,179
*,^	Kala Pharmaceuticals Inc.	590,072	2,177
*,^	NewLink Genetics Corp.	859,970	2,176
*,^	BrainStorm Cell Therapeutics Inc.	499,658	2,139
*,^	Corvus Pharmaceuticals Inc.	382,848	2,083
*	Adamas Pharmaceuticals Inc.	549,413	2,082
*	Strongbridge Biopharma plc	994,459	2,078
*	Cerecor Inc.	383,569	2,067
*	Chembio Diagnostics Inc.	447,516	2,041
*	Cyclerion Therapeutics Inc.	744,193	2,024
*,^	Ampio Pharmaceuticals Inc.	3,462,732	2,019
*,^	Moleculin Biotech Inc.	2,203,334	2,016
*	Applied Genetic Technologies Corp.	438,277	1,981
*,^	Tyme Technologies Inc.	1,410,436	1,975
*	Aquestive Therapeutics Inc.	339,183	1,974
*,^	SCYNEXIS Inc.	2,036,941	1,854
*	Selecta Biosciences Inc.	772,990	1,840
*	Orgenesis Inc.	390,018	1,817
*,^	Enochian Biosciences Inc.	351,591	1,765
*,^	Cidara Therapeutics Inc.	451,652	1,734
*	Oncocyte Corp.	766,650	1,725
*	Arbutus Biopharma Corp.	616,293	1,713
*,^	Neos Therapeutics Inc.	1,121,410	1,693
*	Electromed Inc.	191,641	1,658
*	Menlo Therapeutics Inc.	353,454	1,640
*	Aptinyx Inc.	471,915	1,614
*	Clearside Biomedical Inc.	554,321	1,608

34

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Champions Oncology Inc.	189,449	1,578
*	Baudax Bio Inc.	227,917	1,577
*,^	Catabasis Pharmaceuticals Inc.	263,608	1,558
*	Celcuity Inc.	146,048	1,554
*,^	Eton Pharmaceuticals Inc.	213,277	1,536
*	Synlogic Inc.	586,414	1,513
	Psychemedics Corp.	165,302	1,513
*,^	Frequency Therapeutics Inc.	84,408	1,480
*	Infinity Pharmaceuticals Inc.	1,491,350	1,432
*	Cumberland Pharmaceuticals Inc.	275,632	1,420
*	Curis Inc.	822,614	1,398
*,^	Anixa Biosciences Inc.	424,878	1,394
*,^	Bellicum Pharmaceuticals Inc.	1,037,236	1,338
*	PAVmed Inc.	1,093,405	1,312
*,^	Aclaris Therapeutics Inc.	694,097	1,312
*	Neuronetics Inc.	290,135	1,303
*	Pro-Dex Inc.	72,849	1,279
*	IRIDEX Corp.	563,826	1,263
*	Evofem Biosciences Inc.	203,801	1,257
*	MRI Interventions Inc.	260,350	1,250
*	Checkpoint Therapeutics Inc.	724,862	1,247
*	Aduro Biotech Inc.	1,032,336	1,218
*	LogicBio Therapeutics Inc.	167,462	1,206
*,^	Evelo Biosciences Inc.	287,124	1,166
*	CTI BioPharma Corp.	722,814	1,142
*,^	Zosano Pharma Corp.	745,534	1,133
*,^	Vermillion Inc.	1,379,576	1,117
*,^	Idera Pharmaceuticals Inc.	613,295	1,116
*,^	ElectroCore Inc.	700,682	1,114
*	Calyxt Inc.	157,904	1,107
*,^	Mirum Pharmaceuticals Inc.	44,378	1,088
*	Strata Skin Sciences Inc.	517,774	1,077
*,^	Quorum Health Corp.	1,125,183	1,076
*	Sensus Healthcare Inc.	297,376	1,053
*	Avenue Therapeutics Inc.	109,407	1,050
*	Cabaletta Bio Inc.	74,221	1,037
*,^	T2 Biosystems Inc.	885,873	1,036
*,^	Genocea Biosciences Inc.	498,354	1,032
*	Soleno Therapeutics Inc.	350,339	1,030
*,^	Kaleido Biosciences Inc.	195,648	982
*,^	Sunesis Pharmaceuticals Inc.	2,860,014	966
*	Apollo Endosurgery Inc.	338,627	965
*	Novan Inc.	300,561	950
*	scPharmaceuticals Inc.	167,208	946
*	Liquidia Technologies Inc.	217,927	932
*,^	Organovo Holdings Inc.	2,598,783	924
	Merrimack Pharmaceuticals Inc.	285,294	899
*	Kezar Life Sciences Inc.	223,678	897
*	Standard Diversified Inc.	60,649	889
*	Soligenix Inc.	598,911	868
*	Opiant Pharmaceuticals Inc.	59,635	859
*,^	Oncternal Therapeutics Inc.	214,040	845
*	PLx Pharma Inc.	178,053	778
*,^	Arcadia Biosciences Inc.	141,438	775
*	Celldex Therapeutics Inc.	344,839	769
*	AgeX Therapeutics Inc.	415,268	756
*	AquaBounty Technologies Inc.	347,989	755
*	Celsion Corp.	437,596	748
*,^	VIVUS Inc.	271,618	739
*,^	resTORbio Inc.	491,365	732
*	Endologix Inc.	458,529	724
*,^	Milestone Scientific Inc.	519,552	722
*,^	Adamis Pharmaceuticals Corp.	1,029,133	721
*	Eyenovia Inc.	160,888	721

35

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Oyster Point Pharma Inc.	29,290	716
*	Altimmune Inc.	377,900	714
*,^	Cohbar Inc.	442,624	708
*	Equillium Inc.	203,300	687
*	Allena Pharmaceuticals Inc.	245,176	669
*,^	Actinium Pharmaceuticals Inc.	3,033,390	660
*,^	HTG Molecular Diagnostics Inc.	936,812	658
*	aTyr Pharma Inc.	152,825	637
*	Neon Therapeutics Inc.	536,388	633
*	Bioanalytical Systems Inc.	126,596	627
*,^	NantHealth Inc.	604,166	622
*	Surface Oncology Inc.	323,119	607
*,^	Axcella Health Inc.	151,058	606
*,^	Vir Biotechnology Inc.	47,376	596
*,^	Vaccinex Inc.	120,430	584
*,^	Teligent Inc.	1,357,779	578
*,^	Galera Therapeutics Inc.	43,920	578
*,^	Ekso Bionics Holdings Inc.	1,398,803	547
*,^	Leap Therapeutics Inc.	477,317	535
*	Alpine Immune Sciences Inc.	139,028	534
*	AzurRx BioPharma Inc.	490,181	510
*,^	PolarityTE Inc.	194,180	505
*	Aerpio Pharmaceuticals Inc.	802,614	500
*	Ideaya Biosciences Inc.	66,615	500
*	Zafgen Inc.	444,733	494
*,^	Second Sight Medical Products Inc.	656,944	487
*	IsoRay Inc.	766,512	479
*	Alimera Sciences Inc.	62,517	474
*	KemPharm Inc.	1,194,467	453
*,^	Cassava Sciences Inc.	86,716	451
*,^	Biolase Inc.	815,191	451
*,^	Citius Pharmaceuticals Inc.	435,356	444
*,^	Oragenics Inc.	844,227	442
*	Adial Pharmaceuticals Inc.	176,277	425
*,^	SELLAS Life Sciences Group Inc.	95,483	411
*	Spring Bank Pharmaceuticals Inc.	255,362	403
*,^	Co-Diagnostics Inc.	438,601	393
*,^	Evoke Pharma Inc.	241,002	390
*	ContraFect Corp.	624,454	388
*	Caladrius Biosciences Inc.	153,833	386
*	Tela Bio Inc.	29,229	379
*,^	Conatus Pharmaceuticals Inc.	936,834	375
*	Xtant Medical Holdings Inc.	221,928	355
*	AdaptHealth Corp.	32,212	354
*	ImmuCell Corp.	66,289	341
*	Biomerica Inc.	113,198	336
*	Tocagen Inc.	584,325	312
*	DiaMedica Therapeutics Inc.	63,532	308
*,^	Helius Medical Technologies Inc. Class A	314,754	305
*,^	Unum Therapeutics Inc.	400,874	289
*	Acer Therapeutics Inc.	70,268	282
*,^	Trovagene Inc.	216,695	269
*	TFF Pharmaceuticals Inc.	49,161	263
*,^	Obalon Therapeutics Inc.	137,023	260
*,^	Heat Biologics Inc.	534,924	254
*	Bellerophon Therapeutics Inc.	681,990	238
*	Sophiris Bio Inc.	618,362	229
*	Aptevo Therapeutics Inc.	335,112	219
*,^	vTv Therapeutics Inc. Class A	116,755	198
*	Miragen Therapeutics Inc.	292,449	140
*,^	Navidea Biopharmaceuticals Inc.	109,561	138
*	Cocrystal Pharma Inc.	268,535	133
*,^	Outlook Therapeutics Inc.	223,704	132
*	Trevi Therapeutics Inc.	32,341	121

36

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Aileron Therapeutics Inc.	199,290	114
*	Retractable Technologies Inc.	65,800	99
*	Zomedica Pharmaceuticals Corp.	294,779	98
*	American Shared Hospital Services	36,338	89
*	RA Medical Systems Inc.	65,700	74
*,^	OncoSec Medical Inc.	38,594	70
*	Aevi Genomic Medicine Inc.	425,218	62
*,^	Imac Holdings Inc.	38,906	58
*	PDS Biotechnology Corp.	20,105	53
*	Inmune Bio Inc.	8,450	49
*	Daxor Corp.	5,067	48
*	Five Star Senior Living Inc.	9,610	36
^,§	Synergy Pharmaceuticals Inc.	5,148,145	33
*,^	Predictive Oncology Inc.	11,228	29
*	Dynatronics Corp.	32,976	27
*	Entasis Therapeutics Holdings Inc.	5,429	27
*	Brickell Biotech Inc.	15,297	23
*,^,§	Oncternal Therapeutics Inc. CVR	8,933	18
*,^	Onconova Therapeutics Inc.	33,111	13
*	Cleveland BioLabs Inc.	19,875	12
*	NanoViricides Inc.	967	2
*	Galena Biopharma Inc Warrants Exp. 03/18/2020	157,500	—
			116,863,672
Industrials (13.1%)
	Boeing Co.	15,062,314	4,906,699
	Accenture plc Class A	17,886,881	3,766,441
	United Technologies Corp.	24,306,428	3,640,131
*	PayPal Holdings Inc.	33,082,634	3,578,549
	Honeywell International Inc.	20,133,795	3,563,682
	Union Pacific Corp.	19,557,102	3,535,728
	3M Co.	16,202,829	2,858,503
	General Electric Co.	246,031,669	2,745,713
	Danaher Corp.	17,624,443	2,705,000
	Lockheed Martin Corp.	6,750,918	2,628,672
	Fidelity National Information Services Inc.	17,313,071	2,408,075
	United Parcel Service Inc. Class B	19,729,577	2,309,544
	Caterpillar Inc.	15,569,314	2,299,276
*	Fiserv Inc.	16,267,820	1,881,048
	Automatic Data Processing Inc.	10,972,753	1,870,854
	Raytheon Co.	7,843,388	1,723,506
	Global Payments Inc.	8,460,242	1,544,502
	Deere & Co.	8,870,796	1,536,954
	CSX Corp.	20,940,117	1,515,227
	Northrop Grumman Corp.	4,274,261	1,470,218
	Illinois Tool Works Inc.	8,147,437	1,463,524
	Norfolk Southern Corp.	7,347,299	1,426,331
	Sherwin-Williams Co.	2,337,827	1,364,216
	Waste Management Inc.	11,939,971	1,360,679
	Emerson Electric Co.	17,160,626	1,308,669
	General Dynamics Corp.	6,914,439	1,219,361
	Eaton Corp. plc	11,650,429	1,103,529
	Roper Technologies Inc.	2,925,810	1,036,410
	FedEx Corp.	6,620,144	1,001,032
	Amphenol Corp. Class A	8,363,400	905,171
	TE Connectivity Ltd.	9,429,331	903,707
	Ingersoll-Rand plc	6,753,674	897,698
	Johnson Controls International plc	21,759,805	885,842
	TransDigm Group Inc.	1,432,914	802,432
	Paychex Inc.	9,086,455	772,894
	Cummins Inc.	4,315,013	772,215
	PACCAR Inc.	9,741,392	770,544
	Parker-Hannifin Corp.	3,613,679	743,767
	Agilent Technologies Inc.	8,716,091	743,570
	Willis Towers Watson plc	3,629,383	732,918

37

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Stanley Black & Decker Inc.	4,269,928	707,698
*	FleetCor Technologies Inc.	2,442,853	702,858
	Verisk Analytics Inc. Class A	4,604,338	687,612
	Waste Connections Inc.	7,427,122	674,308
	Cintas Corp.	2,474,991	665,971
	Rockwell Automation Inc.	3,257,536	660,205
	AMETEK Inc.	6,411,498	639,483
*	CoStar Group Inc.	1,031,229	616,984
	Fortive Corp.	8,037,182	613,960
*	Square Inc.	9,773,462	611,428
	Ball Corp.	9,232,916	597,093
	Fastenal Co.	16,105,669	595,104
*	Mettler-Toledo International Inc.	686,153	544,311
*	Keysight Technologies Inc.	5,273,315	541,200
	Vulcan Materials Co.	3,718,789	535,468
	Republic Services Inc. Class A	5,876,096	526,674
	Martin Marietta Materials Inc.	1,755,087	490,793
	Dover Corp.	4,089,537	471,360
	TransUnion	5,301,130	453,830
	WW Grainger Inc.	1,291,005	437,031
	Kansas City Southern	2,791,815	427,594
*	Waters Corp.	1,813,544	423,735
	Xylem Inc.	5,071,313	399,569
	Wabtec Corp.	5,124,682	398,700
	Broadridge Financial Solutions Inc.	3,211,735	396,778
*	Zebra Technologies Corp.	1,520,344	388,357
	Masco Corp.	8,069,900	387,275
	Old Dominion Freight Line Inc.	2,024,609	384,230
	Expeditors International of Washington Inc.	4,794,618	374,076
	IDEX Corp.	2,136,048	367,400
*	Teledyne Technologies Inc.	1,025,602	355,412
*	United Rentals Inc.	2,117,638	353,158
	Arconic Inc.	10,989,080	338,134
	Jacobs Engineering Group Inc.	3,755,321	337,340
	Allegion plc	2,620,716	326,384
	Jack Henry & Associates Inc.	2,172,778	316,509
	Westrock Co.	7,254,159	311,276
	Packaging Corp. of America	2,663,578	298,294
	CH Robinson Worldwide Inc.	3,812,881	298,167
*	Trimble Inc.	7,034,202	293,256
*	Fair Isaac Corp.	775,889	290,710
	Huntington Ingalls Industries Inc.	1,147,843	287,971
	Textron Inc.	6,437,139	287,096
	JB Hunt Transport Services Inc.	2,404,710	280,822
	Booz Allen Hamilton Holding Corp. Class A	3,927,748	279,381
*	Crown Holdings Inc.	3,815,024	276,742
	HEICO Corp. Class A	3,049,670	273,037
	Snap-on Inc.	1,548,376	262,295
	Carlisle Cos. Inc.	1,592,575	257,742
	Cognex Corp.	4,570,768	256,146
*	WEX Inc.	1,215,623	254,624
	Lennox International Inc.	1,028,529	250,930
	Universal Display Corp.	1,191,065	245,443
	Graco Inc.	4,689,227	243,840
*	Sensata Technologies Holding plc	4,481,613	241,424
	Toro Co.	2,986,390	237,926
	Nordson Corp.	1,457,766	237,383
*	Euronet Worldwide Inc.	1,450,816	228,591
	Hubbell Inc. Class B	1,527,356	225,774
	Genpact Ltd.	5,344,180	225,364
	Pentair plc	4,751,969	217,973
	Spirit AeroSystems Holdings Inc. Class A	2,911,781	212,211
	AptarGroup Inc.	1,790,394	207,005
*	XPO Logistics Inc.	2,593,353	206,690

38

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Donaldson Co. Inc.	3,563,105	205,306
	Owens Corning	3,055,871	198,998
	FLIR Systems Inc.	3,784,381	197,053
	Robert Half International Inc.	3,108,925	196,329
	Woodward Inc.	1,652,105	195,675
*	Arrow Electronics Inc.	2,304,652	195,296
	Xerox Holdings Corp.	5,176,930	190,873
*	HD Supply Holdings Inc.	4,674,690	188,016
	AO Smith Corp.	3,865,252	184,141
	Flowserve Corp.	3,683,180	183,312
*	AECOM	4,226,973	182,309
	ITT Inc.	2,463,209	182,056
	Oshkosh Corp.	1,917,703	181,511
*	Generac Holdings Inc.	1,766,911	177,734
*	Berry Global Group Inc.	3,722,405	176,777
	Hexcel Corp.	2,376,694	174,235
	Sealed Air Corp.	4,366,023	173,899
	Sonoco Products Co.	2,806,392	173,211
	Curtiss-Wright Corp.	1,197,147	168,666
	BWX Technologies Inc.	2,698,961	167,551
	Lincoln Electric Holdings Inc.	1,731,165	167,456
	MDU Resources Group Inc.	5,590,152	166,083
	Watsco Inc.	914,183	164,690
*	Stericycle Inc.	2,569,815	163,980
	Quanta Services Inc.	3,987,345	162,325
	ManpowerGroup Inc.	1,665,334	161,704
	Jabil Inc.	3,862,331	159,630
	Acuity Brands Inc.	1,117,985	154,282
	Allison Transmission Holdings Inc.	3,187,105	154,001
	National Instruments Corp.	3,525,962	149,289
*	Trex Co. Inc.	1,647,184	148,049
*	Kirby Corp.	1,607,908	143,956
	Air Lease Corp. Class A	3,002,279	142,668
*	IPG Photonics Corp.	975,668	141,394
	Alliance Data Systems Corp.	1,230,157	138,024
*	Gardner Denver Holdings Inc.	3,731,667	136,878
	Graphic Packaging Holding Co.	8,185,519	136,289
	EMCOR Group Inc.	1,568,399	135,353
	MAXIMUS Inc.	1,792,574	133,350
	Tetra Tech Inc.	1,539,016	132,602
	AGCO Corp.	1,707,644	131,916
	Landstar System Inc.	1,114,973	126,962
	Armstrong World Industries Inc.	1,348,488	126,717
	Brink's Co.	1,394,761	126,477
	MSA Safety Inc.	987,225	124,746
	Littelfuse Inc.	649,297	124,211
	Crane Co.	1,422,858	122,906
*	Axon Enterprise Inc.	1,665,123	122,020
*	Clean Harbors Inc.	1,413,113	121,174
	KBR Inc.	3,957,648	120,708
	Knight-Swift Transportation Holdings Inc.	3,361,921	120,491
	Avnet Inc.	2,836,229	120,370
*	Paylocity Holding Corp.	980,865	118,508
*	FTI Consulting Inc.	1,049,343	116,120
*	Coherent Inc.	676,200	112,486
*	MasTec Inc.	1,722,309	110,503
	nVent Electric plc	4,285,096	109,613
	Timken Co.	1,928,445	108,591
*	Mercury Systems Inc.	1,564,837	108,146
	Eagle Materials Inc.	1,177,535	106,755
*	RBC Bearings Inc.	672,541	106,490
*	SiteOne Landscape Supply Inc.	1,159,082	105,071
*	ASGN Inc.	1,418,284	100,656
	Exponent Inc.	1,452,514	100,238

39

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	John Bean Technologies Corp.	889,352	100,194
*	TopBuild Corp.	966,941	99,672
	Regal Beloit Corp.	1,158,228	99,156
*	CoreLogic Inc.	2,266,670	99,076
	Louisiana-Pacific Corp.	3,322,191	98,569
	MSC Industrial Direct Co. Inc. Class A	1,254,207	98,418
*	Rexnord Corp.	2,845,848	92,832
	Insperity Inc.	1,069,506	92,020
	Simpson Manufacturing Co. Inc.	1,131,147	90,752
*	Colfax Corp.	2,479,890	90,218
*	Aerojet Rocketdyne Holdings Inc.	1,974,309	90,147
	EnerSys	1,188,605	88,943
	Valmont Industries Inc.	593,357	88,873
*	Itron Inc.	1,054,312	88,509
	Macquarie Infrastructure Corp.	2,051,792	87,899
	UniFirst Corp.	434,798	87,821
	Tradeweb Markets Inc. Class A	1,864,429	86,416
	Kennametal Inc.	2,340,709	86,349
	Barnes Group Inc.	1,369,361	84,846
*	Novanta Inc.	946,731	83,729
*	Builders FirstSource Inc.	3,240,867	82,350
	GATX Corp.	990,452	82,059
*	AMN Healthcare Services Inc.	1,311,941	81,747
	Ryder System Inc.	1,502,380	81,594
*	II-VI Inc.	2,388,467	80,420
	Vishay Intertechnology Inc.	3,749,783	79,833
	Watts Water Technologies Inc. Class A	787,259	78,537
	Moog Inc. Class A	917,865	78,321
	Universal Forest Products Inc.	1,637,539	78,111
	Brady Corp. Class A	1,332,413	76,294
	World Fuel Services Corp.	1,744,961	75,766
*	Summit Materials Inc. Class A	3,142,216	75,099
*	Anixter International Inc.	808,620	74,474
	Fluor Corp.	3,927,579	74,153
*	Integer Holdings Corp.	920,930	74,070
*	Proto Labs Inc.	726,734	73,800
*	Allegheny Technologies Inc.	3,567,445	73,703
	Applied Industrial Technologies Inc.	1,099,940	73,355
	ABM Industries Inc.	1,886,672	71,146
	Belden Inc.	1,282,992	70,565
*	WESCO International Inc.	1,170,038	69,489
*	Saia Inc.	727,153	67,712
*	Fabrinet	1,040,350	67,456
*	TriNet Group Inc.	1,189,133	67,317
	Silgan Holdings Inc.	2,160,342	67,143
	Korn Ferry	1,569,426	66,544
	Altra Industrial Motion Corp.	1,831,025	66,301
	Albany International Corp. Class A	866,534	65,787
	Franklin Electric Co. Inc.	1,139,055	65,291
*	Rogers Corp.	521,076	64,994
	ESCO Technologies Inc.	701,344	64,874
*	ExlService Holdings Inc.	928,943	64,524
*	Sanmina Corp.	1,880,642	64,393
*	Advanced Disposal Services Inc.	1,956,788	64,320
*	Plexus Corp.	824,961	63,473
*	SPX Corp.	1,238,553	63,018
*	Beacon Roofing Supply Inc.	1,939,177	62,015
	ManTech International Corp. Class A	758,680	60,603
	HEICO Corp.	526,014	60,044
	Otter Tail Corp.	1,166,281	59,819
*	Cimpress plc	474,612	59,692
	Deluxe Corp.	1,182,578	59,034
*	SPX FLOW Inc.	1,202,670	58,774
	AAON Inc.	1,177,065	58,159

40

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Trinity Industries Inc.	2,622,573	58,090
*	Casella Waste Systems Inc. Class A	1,256,851	57,853
	Triton International Ltd.	1,438,689	57,835
	Forward Air Corp.	810,171	56,671
	Terex Corp.	1,902,876	56,668
	EVERTEC Inc.	1,651,042	56,201
	Cubic Corp.	881,234	56,020
	Federal Signal Corp.	1,697,709	54,751
*	BMC Stock Holdings Inc.	1,895,128	54,371
*	Knowles Corp.	2,552,817	53,992
*	Atkore International Group Inc.	1,325,534	53,631
	Badger Meter Inc.	825,839	53,622
	Mueller Water Products Inc. Class A	4,442,882	53,226
*	Ambarella Inc.	874,434	52,956
	O-I Glass Inc.	4,424,303	52,782
	McGrath RentCorp	685,341	52,456
	Kaman Corp.	785,414	51,774
*	Masonite International Corp.	704,642	50,882
*	Kratos Defense & Security Solutions Inc.	2,819,400	50,777
*	Harsco Corp.	2,183,641	50,246
*,^	Verra Mobility Corp. Class A	3,581,802	50,109
	Comfort Systems USA Inc.	1,004,687	50,084
	Covanta Holding Corp.	3,371,015	50,026
	Advanced Drainage Systems Inc.	1,256,226	48,792
*	OSI Systems Inc.	480,919	48,448
	Matson Inc.	1,177,568	48,045
	Mueller Industries Inc.	1,509,869	47,938
	Aircastle Ltd.	1,474,038	47,184
	Werner Enterprises Inc.	1,291,427	46,995
	Mobile Mini Inc.	1,237,481	46,913
*	Hub Group Inc. Class A	912,371	46,796
	ICF International Inc.	506,935	46,445
*	Gibraltar Industries Inc.	916,853	46,246
*	Cardtronics plc Class A	1,020,637	45,571
*	Huron Consulting Group Inc.	653,393	44,901
	Actuant Corp. Class A	1,694,688	44,113
	AAR Corp.	967,549	43,636
*	JELD-WEN Holding Inc.	1,825,759	42,741
	Rush Enterprises Inc. Class A	918,626	42,716
	Greif Inc. Class A	934,534	41,306
*	Resideo Technologies Inc.	3,447,005	41,123
	Boise Cascade Co.	1,122,893	41,019
*	Navistar International Corp.	1,412,286	40,872
*	TTM Technologies Inc.	2,681,516	40,357
*	Installed Building Products Inc.	585,725	40,339
*	Dycom Industries Inc.	854,031	40,268
	Methode Electronics Inc.	1,012,689	39,849
	Alamo Group Inc.	315,356	39,593
*	Sykes Enterprises Inc.	1,070,293	39,590
	KEMET Corp.	1,457,096	39,414
	US Ecology Inc.	679,515	39,351
*	TriMas Corp.	1,252,470	39,340
*	Pluralsight Inc. Class A	2,264,398	38,970
	EnPro Industries Inc.	579,749	38,774
	Helios Technologies Inc.	834,935	38,599
*	CBIZ Inc.	1,424,224	38,397
*	AeroVironment Inc.	618,412	38,181
*	Air Transport Services Group Inc.	1,604,411	37,639
	Tennant Co.	481,117	37,489
	Granite Construction Inc.	1,344,763	37,210
*	Inovalon Holdings Inc. Class A	1,973,332	37,138
*	Cardlytics Inc.	583,879	36,703
	Benchmark Electronics Inc.	1,053,585	36,201
*	Continental Building Products Inc.	987,208	35,964

41

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Schneider National Inc. Class B	1,622,288	35,398
	Douglas Dynamics Inc.	642,136	35,317
*	Livent Corp.	4,095,053	35,013
*	MACOM Technology Solutions Holdings Inc.	1,313,868	34,949
	AZZ Inc.	755,247	34,704
	Raven Industries Inc.	994,597	34,274
	Triumph Group Inc.	1,348,067	34,066
	Encore Wire Corp.	566,014	32,489
	Patrick Industries Inc.	611,425	32,057
	CSW Industrials Inc.	413,588	31,846
*	Everi Holdings Inc.	2,312,230	31,053
	H&E Equipment Services Inc.	916,733	30,646
	Kadant Inc.	288,498	30,390
	AVX Corp.	1,478,940	30,274
	Lindsay Corp.	312,525	29,999
*	Conduent Inc.	4,828,233	29,935
*	GMS Inc.	1,102,604	29,859
	Greenbrier Cos. Inc.	902,095	29,255
	Standex International Corp.	360,860	28,634
	Primoris Services Corp.	1,254,157	27,892
*	Evo Payments Inc. Class A	1,041,915	27,517
*	TrueBlue Inc.	1,138,467	27,392
	Mesa Laboratories Inc.	109,675	27,353
	Astec Industries Inc.	634,135	26,634
^	Maxar Technologies Inc.	1,691,423	26,505
	MTS Systems Corp.	550,352	26,433
*	CIRCOR International Inc.	568,503	26,288
	Heartland Express Inc.	1,232,880	25,952
^	ADT Inc.	3,185,034	25,257
	Columbus McKinnon Corp.	628,649	25,165
*	FARO Technologies Inc.	495,738	24,960
	CTS Corp.	828,636	24,867
*	Vicor Corp.	523,087	24,439
	Apogee Enterprises Inc.	742,275	24,124
*	SEACOR Holdings Inc.	556,587	24,017
*	Thermon Group Holdings Inc.	886,509	23,758
*	PGT Innovations Inc.	1,576,403	23,504
	Griffon Corp.	1,153,151	23,444
*	Parsons Corp.	565,417	23,340
	Kforce Inc.	582,497	23,125
	Marten Transport Ltd.	1,059,019	22,758
	Wabash National Corp.	1,524,938	22,401
	Cass Information Systems Inc.	378,071	21,830
	TTEC Holdings Inc.	522,427	20,699
*	International Seaways Inc.	687,748	20,467
*	Aegion Corp. Class A	908,626	20,326
*,^	Virgin Galactic Holdings Inc.	1,674,100	19,336
*	Atlas Air Worldwide Holdings Inc.	695,506	19,175
	Kelly Services Inc. Class A	838,394	18,931
*	US Concrete Inc.	451,577	18,813
	ArcBest Corp.	678,178	18,718
	Barrett Business Services Inc.	206,369	18,668
*	Evolent Health Inc. Class A	2,049,375	18,547
*	Great Lakes Dredge & Dock Corp.	1,619,500	18,349
*	Manitowoc Co. Inc.	1,034,785	18,109
	Gorman-Rupp Co.	480,627	18,024
*	Wesco Aircraft Holdings Inc.	1,634,361	18,011
*	DXP Enterprises Inc.	448,764	17,865
*	Veeco Instruments Inc.	1,213,236	17,816
*	Astronics Corp.	637,040	17,805
	Argan Inc.	430,345	17,274
	Hyster-Yale Materials Handling Inc.	288,192	16,992
*	Gates Industrial Corp. plc	1,234,376	16,985
*	Vectrus Inc.	328,846	16,857

42

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	Heidrick & Struggles International Inc.	513,870	16,701
*,^	CryoPort Inc.	1,011,640	16,652
	Spartan Motors Inc.	910,040	16,454
	Quanex Building Products Corp.	928,382	15,857
*	Ducommun Inc.	313,160	15,824
*	Cornerstone Building Brands Inc.	1,806,247	15,371
*,^	GreenSky Inc. Class A	1,693,914	15,076
*	Tutor Perini Corp.	1,154,271	14,844
	Ennis Inc.	676,968	14,656
*	Echo Global Logistics Inc.	695,419	14,395
*	Heritage-Crystal Clean Inc.	457,145	14,341
*	CAI International Inc.	490,004	14,200
*,^	Repay Holdings Corp.	958,843	14,047
	Myers Industries Inc.	838,958	13,994
*	NV5 Global Inc.	276,198	13,934
	Resources Connection Inc.	845,605	13,809
*	MYR Group Inc.	415,211	13,532
*	Team Inc.	824,899	13,174
*	Cross Country Healthcare Inc.	1,090,176	12,668
	B. Riley Financial Inc.	494,995	12,464
*	Kimball Electronics Inc.	698,298	12,255
	Allied Motion Technologies Inc.	239,777	11,629
	Powell Industries Inc.	234,582	11,492
	CRA International Inc.	208,309	11,347
*	Bill.Com Holdings Inc.	297,958	11,337
	Miller Industries Inc.	303,546	11,271
*	Willdan Group Inc.	351,669	11,176
	Insteel Industries Inc.	507,056	10,897
	Hurco Cos. Inc.	281,456	10,797
*,^	Energy Recovery Inc.	1,102,027	10,789
*	Foundation Building Materials Inc.	542,185	10,491
	Omega Flex Inc.	97,647	10,477
*	Sterling Construction Co. Inc.	741,365	10,438
*	UFP Technologies Inc.	207,664	10,302
	NN Inc.	1,072,899	9,924
*	Franklin Covey Co.	306,004	9,863
*	Napco Security Technologies Inc.	335,202	9,852
*	Northwest Pipe Co.	295,473	9,842
*	Lydall Inc.	469,184	9,628
	NVE Corp.	134,044	9,571
	Park Aerospace Corp.	582,510	9,477
*	Vishay Precision Group Inc.	271,246	9,222
*	Transcat Inc.	280,927	8,950
*	Blue Bird Corp.	389,361	8,924
	REV Group Inc.	711,086	8,697
*	Veritiv Corp.	434,094	8,539
*	Construction Partners Inc. Class A	502,180	8,472
	VSE Corp.	222,668	8,470
*	I3 Verticals Inc. Class A	298,571	8,435
*	Donnelley Financial Solutions Inc.	772,993	8,093
	Briggs & Stratton Corp.	1,178,569	7,849
*	Commercial Vehicle Group Inc.	1,228,695	7,802
	Park-Ohio Holdings Corp.	228,966	7,705
*	Landec Corp.	679,061	7,680
	RR Donnelley & Sons Co.	1,908,393	7,538
*	InnerWorkings Inc.	1,340,335	7,385
*	Mistras Group Inc.	512,655	7,316
	Daktronics Inc.	1,196,773	7,288
^	Advanced Emissions Solutions Inc.	692,063	7,267
*	Ranpak Holdings Corp.	881,479	7,184
*	Lawson Products Inc.	136,932	7,134
*,^	Eagle Bulk Shipping Inc.	1,549,972	7,130
*	Forterra Inc.	595,526	6,884
*	CECO Environmental Corp.	897,446	6,874

43

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Iteris Inc.	1,352,725	6,750
	BG Staffing Inc.	291,465	6,380
*	Luna Innovations Inc.	873,060	6,365
*	Era Group Inc.	612,810	6,232
*	LB Foster Co. Class A	316,915	6,142
*,^	Paysign Inc.	602,949	6,120
*	Acacia Research Corp.	2,283,057	6,073
*	ShotSpotter Inc.	236,445	6,029
	Graham Corp.	266,330	5,827
*	DHI Group Inc.	1,906,626	5,739
*	Willis Lease Finance Corp.	97,208	5,727
*	Radiant Logistics Inc.	1,027,749	5,725
	Global Water Resources Inc.	433,201	5,697
*	Select Interior Concepts Inc. Class A	632,053	5,682
*	GP Strategies Corp.	419,902	5,555
*	IES Holdings Inc.	212,930	5,464
*	Overseas Shipholding Group Inc. Class A	2,354,690	5,416
*	Universal Technical Institute Inc.	690,275	5,322
	Preformed Line Products Co.	87,151	5,260
	LSI Industries Inc.	848,427	5,133
	Eastern Co.	166,029	5,069
*,^	Workhorse Group Inc.	1,634,280	4,968
	NACCO Industries Inc. Class A	106,061	4,967
*	Gencor Industries Inc.	419,044	4,890
*	Covenant Transportation Group Inc. Class A	364,019	4,705
*	Concrete Pumping Holdings Inc.	857,449	4,690
*	Aspen Aerogels Inc.	602,795	4,678
*,^	BlueLinx Holdings Inc.	321,145	4,576
*	Intevac Inc.	637,977	4,504
	Bel Fuse Inc. Class B	214,012	4,387
*,2	Perma-Pipe International Holdings Inc.	465,028	4,362
*	IntriCon Corp.	237,882	4,282
	United States Lime & Minerals Inc.	47,177	4,260
*	OptimizeRx Corp.	412,615	4,238
*	Target Hospitality Corp.	841,041	4,205
*	ServiceSource International Inc.	2,510,464	4,192
*	PRGX Global Inc.	837,093	4,118
*	Orion Group Holdings Inc.	781,265	4,055
*	Twin Disc Inc.	358,205	3,947
*	CyberOptics Corp.	213,328	3,921
	Universal Logistics Holdings Inc.	205,109	3,889
*	Information Services Group Inc.	1,484,288	3,755
*	Daseke Inc.	1,166,261	3,685
*	General Finance Corp.	329,977	3,653
*	Orion Energy Systems Inc.	1,024,668	3,433
*	Babcock & Wilcox Enterprises Inc.	918,791	3,344
*	PAM Transportation Services Inc.	56,554	3,264
*	StarTek Inc.	400,479	3,196
	Quad/Graphics Inc.	683,715	3,193
*	Ultralife Corp.	430,397	3,181
*	Manitex International Inc.	512,122	3,047
*,^	Turtle Beach Corp.	315,828	2,985
*	CPI Aerostructures Inc.	436,504	2,938
*	Goldfield Corp.	812,034	2,883
*	Hill International Inc.	901,699	2,849
*	US Xpress Enterprises Inc. Class A	536,547	2,699
*,^	EVI Industries Inc.	98,274	2,657
*,^	YRC Worldwide Inc.	1,017,816	2,595
*,^	Asure Software Inc.	316,621	2,590
*	Armstrong Flooring Inc.	582,389	2,487
*,^	Research Frontiers Inc.	808,942	2,435
*,^	ExOne Co.	324,278	2,419
*	Frequency Electronics Inc.	192,502	1,965
*	Horizon Global Corp.	556,734	1,943

44

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Perma-Fix Environmental Services	211,854	1,928
*	Houston Wire & Cable Co.	433,061	1,910
*	Mayville Engineering Co. Inc.	188,878	1,772
*,^	MicroVision Inc.	2,382,933	1,716
*	IEC Electronics Corp.	187,870	1,708
*	Vertex Energy Inc.	1,091,322	1,681
	RF Industries Ltd.	245,831	1,662
	Richardson Electronics Ltd.	294,196	1,656
*,^	Wrap Technologies Inc.	248,688	1,589
*,^	Coda Octopus Group Inc.	183,468	1,536
*	Sharps Compliance Corp.	345,533	1,458
*	Patriot Transportation Holding Inc.	73,583	1,433
*	Volt Information Sciences Inc.	572,256	1,419
*	ARC Document Solutions Inc.	997,830	1,387
*	PFSweb Inc.	350,145	1,338
*,^	Energous Corp.	704,229	1,246
*	Nesco Holdings Inc.	298,528	1,227
*	USA Truck Inc.	139,872	1,042
*,^	Aqua Metals Inc.	1,348,801	1,019
*	Alpha Pro Tech Ltd.	293,929	1,008
*	Issuer Direct Corp.	81,722	955
*	DLH Holdings Corp.	210,584	882
	Greif Inc. Class B	16,527	856
*,^	Hudson Technologies Inc.	872,556	853
*	Innovative Solutions & Support Inc.	137,843	805
	Espey Manufacturing & Electronics Corp.	36,520	789
*	Perceptron Inc.	139,462	767
*,^	CUI Global Inc.	688,520	757
	Hudson Global Inc.	63,373	757
*	MTBC Inc.	177,257	720
*	Charah Solutions Inc.	286,337	699
*	Air T Inc.	32,804	661
*	Broadwind Energy Inc.	380,668	632
*	HireQuest Inc.	88,206	625
*	Huttig Building Products Inc.	400,145	616
*,^	Verb Technology Co. Inc.	383,334	594
*	FreightCar America Inc.	276,496	572
*	LGL Group Inc.	37,858	568
*	Limbach Holdings Inc.	149,531	565
	Ecology and Environment Inc.	36,249	562
*	SIFCO Industries Inc.	138,297	546
*,^	Odyssey Marine Exploration Inc.	167,947	536
*,^	Capstone Turbine Corp.	164,075	502
*	Steel Connect Inc.	322,523	471
	AMCON Distributing Co.	6,102	439
*	Wireless Telecom Group Inc.	305,882	437
*	Ballantyne Strong Inc.	124,748	404
*,^	Applied DNA Sciences Inc.	88,084	369
	Rush Enterprises Inc. Class B	7,769	355
*	Image Sensing Systems Inc.	79,211	355
*	eMagin Corp.	915,968	315
*	Tecogen Inc.	145,349	308
*	ALJ Regional Holdings Inc.	266,005	306
*,^	Boxlight Corp. Class A	268,979	299
	Chicago Rivet & Machine Co.	11,238	290
*	Lightbridge Corp.	59,325	267
*	Jewett-Cameron Trading Co. Ltd.	32,900	254
	Amcor plc	23,377	253
*	Usio Inc.	142,603	222
*	LightPath Technologies Inc. Class A	292,810	212
*	Rubicon Technology Inc.	25,149	209
*	Pioneer Power Solutions Inc.	90,658	206
*	Taylor Devices Inc.	18,441	194
*	ClearSign Combustion Corp.	240,083	183

45

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Fuel Tech Inc.	189,010	176
*	ENGlobal Corp.	172,651	169
*,^	Digital Ally Inc.	151,478	155
*	Air Industries Group	52,742	121
*	Document Security Systems Inc.	263,284	79
*	Continental Materials Corp.	9,241	73
*	Marathon Patent Group Inc.	72,661	64
*	Quest Resource Holding Corp.	25,955	57
*	Hoth Therapeutics Inc.	8,642	53
	Servotronics Inc.	5,014	50
	Bel Fuse Inc. Class A	2,976	48
*	Summit Wireless Technologies Inc.	67,677	41
*	Sypris Solutions Inc.	35,375	28
*	AeroCentury Corp.	3,579	16
*	Polar Power Inc.	5,108	12
*	Air T Inc. Warrants Exp. 06/07/2020	90,675	5
*,§	Patriot National Inc.	129,819	3
*	Electro-Sensors Inc.	200	1
*	Dorian LPG Ltd.	20	—
			117,584,949
Oil & Gas (4.0%)
	Exxon Mobil Corp.	119,196,797	8,317,553
	Chevron Corp.	53,266,865	6,419,190
	ConocoPhillips	30,924,238	2,011,003
	Schlumberger Ltd.	38,993,015	1,567,519
	Phillips 66	12,514,996	1,394,296
	EOG Resources Inc.	16,375,183	1,371,585
	Kinder Morgan Inc.	54,188,472	1,147,170
	Marathon Petroleum Corp.	18,302,057	1,102,699
	Valero Energy Corp.	11,574,788	1,083,979
	Occidental Petroleum Corp.	25,183,612	1,037,817
	ONEOK Inc.	11,628,292	879,913
	Williams Cos. Inc.	34,141,403	809,834
	Pioneer Natural Resources Co.	4,673,247	707,389
	Halliburton Co.	23,485,795	574,697
	Hess Corp.	7,712,456	515,269
	Concho Resources Inc.	5,665,510	496,129
	Baker Hughes a GE Co. Class A	18,307,207	469,214
	Diamondback Energy Inc.	4,528,562	420,522
*	Cheniere Energy Inc.	6,464,517	394,788
	Noble Energy Inc.	13,471,568	334,634
	Marathon Oil Corp.	22,495,157	305,484
	National Oilwell Varco Inc.	10,906,698	273,213
	Apache Corp.	10,605,355	271,391
	Devon Energy Corp.	10,302,264	267,550
	Targa Resources Corp.	6,551,333	267,491
	HollyFrontier Corp.	4,097,535	207,786
	Cabot Oil & Gas Corp.	11,508,217	200,358
*	WPX Energy Inc.	11,729,350	161,161
	Cimarex Energy Co.	2,868,393	150,562
	Parsley Energy Inc. Class A	7,534,988	142,487
	Helmerich & Payne Inc.	2,887,757	131,191
*	First Solar Inc.	2,083,040	116,567
	Murphy Oil Corp.	4,219,857	113,092
*	Transocean Ltd.	16,376,614	112,671
	PBF Energy Inc. Class A	2,866,367	89,918
	EQT Corp.	7,208,083	78,568
	Equitrans Midstream Corp.	5,776,873	77,179
*	Apergy Corp.	2,206,910	74,549
	Continental Resources Inc.	2,124,498	72,870
	Delek US Holdings Inc.	2,091,128	70,116
*	Chart Industries Inc.	1,012,794	68,354
*,^	Enphase Energy Inc.	2,419,116	63,212
	Arcosa Inc.	1,370,728	61,066

46

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
^	Antero Midstream Corp.	7,787,074	59,104
*	Matador Resources Co.	3,148,940	56,586
	Patterson-UTI Energy Inc.	5,277,085	55,409
*	Callon Petroleum Co.	10,996,753	53,114
*	Dril-Quip Inc.	1,026,848	48,169
	Core Laboratories NV	1,258,385	47,403
	Cactus Inc. Class A	1,340,036	45,990
*	PDC Energy Inc.	1,747,549	45,733
*,^	Chesapeake Energy Corp.	55,025,332	45,429
	Archrock Inc.	4,268,890	42,860
*	Oceaneering International Inc.	2,818,943	42,030
*	Magnolia Oil & Gas Corp. Class A	3,251,616	40,905
*	Helix Energy Solutions Group Inc.	4,039,251	38,898
*	Southwestern Energy Co.	15,347,255	37,140
*,^	Valaris plc Class A	5,539,692	36,340
	SM Energy Co.	3,165,498	35,580
*	NOW Inc.	3,112,337	34,983
	CVR Energy Inc.	853,356	34,501
*	CNX Resources Corp.	3,680,669	32,574
*	MRC Global Inc.	2,272,136	30,992
	QEP Resources Inc.	6,731,320	30,291
	NexTier Oilfield Solutions Inc.	4,462,507	29,899
^	Range Resources Corp.	6,106,465	29,616
*	SRC Energy Inc.	6,901,198	28,433
*	Renewable Energy Group Inc.	1,054,732	28,425
	Nabors Industries Ltd.	9,677,647	27,872
*	Centennial Resource Development Inc. Class A	5,853,635	27,044
*	ProPetro Holding Corp.	2,401,449	27,016
*	Oasis Petroleum Inc.	8,224,751	26,813
*,^	Plug Power Inc.	8,459,177	26,731
*	Oil States International Inc.	1,562,829	25,490
*	Par Pacific Holdings Inc.	1,086,791	25,257
*	Antero Resources Corp.	7,426,844	21,167
*,^	Tellurian Inc.	2,764,646	20,127
*	Northern Oil and Gas Inc.	8,063,300	18,868
*,^	Whiting Petroleum Corp.	2,516,380	18,470
*	Denbury Resources Inc.	12,999,073	18,329
*	Tidewater Inc.	941,697	18,156
*	SunPower Corp. Class A	2,311,973	18,033
	Liberty Oilfield Services Inc. Class A	1,615,114	17,960
^	DMC Global Inc.	395,641	17,780
	Brigham Minerals Inc.	770,431	16,518
	Berry Petroleum Corp.	1,724,247	16,260
*	Talos Energy Inc.	534,530	16,116
*	Matrix Service Co.	691,752	15,827
*	TPI Composites Inc.	853,153	15,792
	Green Plains Inc.	1,020,562	15,747
*,^	FuelCell Energy Inc.	6,198,287	15,558
*,^	Jagged Peak Energy Inc.	1,823,880	15,485
*	Select Energy Services Inc. Class A	1,636,129	15,183
*	Newpark Resources Inc.	2,408,585	15,102
*	Laredo Petroleum Inc.	5,058,250	14,517
*	W&T Offshore Inc.	2,527,654	14,054
*	Penn Virginia Corp.	439,491	13,339
*	REX American Resources Corp.	162,073	13,284
*,^	Diamond Offshore Drilling Inc.	1,757,345	12,635
*	Bonanza Creek Energy Inc.	519,376	12,122
	Solaris Oilfield Infrastructure Inc. Class A	859,497	12,033
*	Gulfport Energy Corp.	3,931,369	11,951
*,^	California Resources Corp.	1,309,658	11,826
^	RPC Inc.	1,678,674	8,796
*	Noble Corp. plc	7,133,017	8,702
*	Trecora Resources	1,213,626	8,677
*	Ameresco Inc. Class A	472,745	8,273

47

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	SEACOR Marine Holdings Inc.	530,041	7,309
*	Exterran Corp.	905,914	7,093
*	TETRA Technologies Inc.	3,415,280	6,694
	Falcon Minerals Corp.	918,900	6,487
*	Parker Drilling Co.	279,913	6,298
*	Contango Oil & Gas Co.	1,698,422	6,233
*	Geospace Technologies Corp.	370,223	6,209
*,^	Altus Midstream Co. Class A	2,047,083	5,855
*	HighPoint Resources Corp.	3,029,949	5,121
	Amplify Energy Corp.	772,672	5,107
*	American Superconductor Corp.	611,757	4,802
*	Natural Gas Services Group Inc.	365,316	4,479
*,^	Extraction Oil & Gas Inc.	2,112,129	4,478
*	SandRidge Energy Inc.	959,542	4,068
	Panhandle Oil and Gas Inc. Class A	352,515	3,952
*	Montage Resources Corp.	492,406	3,910
*	KLX Energy Services Holdings Inc.	588,372	3,789
*	Flotek Industries Inc.	1,892,315	3,785
	Evolution Petroleum Corp.	633,497	3,465
*	Forum Energy Technologies Inc.	2,020,961	3,395
*,^	McDermott International Inc.	4,871,030	3,296
*	PrimeEnergy Resources Corp.	21,616	3,270
*,^	Ring Energy Inc.	1,214,955	3,208
*	VAALCO Energy Inc.	1,411,904	3,134
*	Gulf Island Fabrication Inc.	540,255	2,739
*	ION Geophysical Corp.	314,750	2,732
*	Goodrich Petroleum Corp.	265,810	2,669
	Adams Resources & Energy Inc.	61,593	2,345
*	Earthstone Energy Inc. Class A	361,929	2,291
*	Nine Energy Service Inc.	289,270	2,262
*	National Energy Services Reunited Corp.	224,364	2,046
*,^	Covia Holdings Corp.	944,310	1,926
*	SilverBow Resources Inc.	191,149	1,892
*	Chaparral Energy Inc. Class A	1,059,360	1,865
*	Abraxas Petroleum Corp.	4,759,228	1,671
*	US Well Services Inc.	739,453	1,398
*,^	Smart Sand Inc.	511,406	1,289
*	Lonestar Resources US Inc. Class A	458,790	1,197
*	Dawson Geophysical Co.	476,758	1,144
*	Ranger Energy Services Inc.	167,815	1,081
*	Independence Contract Drilling Inc.	1,051,282	1,048
*,^	Torchlight Energy Resources Inc.	1,284,189	976
*	Mitcham Industries Inc.	333,773	958
*	FTS International Inc.	869,610	904
*	Unit Corp.	1,280,836	891
*,^	Pacific Ethanol Inc.	980,570	637
*	Quintana Energy Services Inc.	221,242	622
*,^	Infrastructure and Energy Alternatives Inc.	187,458	604
*	Gevo Inc.	192,158	444
*	Epsilon Energy Ltd.	133,469	440
	Mammoth Energy Services Inc.	194,314	428
*	NCS Multistage Holdings Inc.	178,351	375
*,^	Taronis Technologies Inc.	351,640	319
*,^	Lilis Energy Inc.	690,800	263
*,^	American Resources Corp. Class A	296,782	187
*,^	Talos Energy Inc. Warrants Exp. 02/28/2021	116,107	187
*	Superior Drilling Products Inc.	187,537	154
*,^	Zion Oil & Gas Inc.	831,368	144
*	Rosehill Resources Inc. Class A	103,433	132
*,^,§	Taronis Fuels Inc.	1,758,200	130
	TechnipFMC plc	5,981	128
*,^	Enservco Corp.	529,212	99
*	Aemetis Inc.	104,265	87
*,^	PEDEVCO Corp.	42,749	71

48

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*,^	Alta Mesa Resources Inc. Class A	2,645,853	41
§	SemGroup Corp. Class A	2,560	39
*,^	Hornbeck Offshore Services Inc.	334,485	35
*	Tidewater Inc. Class A	8,839	14
*	Tidewater Inc. Class B	9,555	11
*	Pioneer Energy Services Corp.	320,008	10
*,^	Houston American Energy Corp.	38,447	6
	Energy Transfer Equity LP	345	4
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	33,839	1
*,§	Jones Energy Inc. Class A	782	—
*,^,§	Harvest Natural Resources Inc.	51,829	—
*,§	Rex Energy Corp.	302	—
			36,261,723
Other (0.0%)[3]
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	2,021,007	1,779
*,^,§	Tobira Therapeutics CVR Exp. 12/31/2028	201,001	911
*,§	A Schulman Inc. CVR	659,182	285
*,§	New York REIT Liquidating LLC	19,100	248
*,^,§	Ocera Therapeutics CVR Line	653,477	176
*,§	Corium CVR	782,067	141
*,§	NewStar Financial Inc. CVR	551,185	133
*,§	Ambit Biosciences Corp. CVR	201,330	121
*,§	Media General Inc. CVR	2,351,934	91
*	Kadmon Warrants Exp. 09/29/2022	169,257	80
*,§	Omthera Pharmaceuticals Inc. CVR	121,311	73
*,§	OncoMed Pharmaceuticals Inc. CVR	255,777	70
*,§	Social Reality Inc. Rights	148,260	27
*,§	Aratana Therapeutics Inc. CVR	575,457	15
*,§	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,§	Seventy Seven Energy Inc. Escrow Line	7,222	1
*,§	OncoMed Pharmaceuticals Inc. CVR (XNGS)	40,724	—
*,§	Clinical Data CVR	216,285	—
*,^,§	Biosante Pharmaceutical Inc. CVR	253,823	—
*,§	TheStreet CVR	118,721	—
*,§	NuPathe Inc. CVR	158,681	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	157,660	—
			4,162
Technology (21.8%)
	Microsoft Corp.	214,894,399	33,888,847
	Apple Inc.	112,647,486	33,078,934
*	Facebook Inc. Class A	67,790,793	13,914,060
*	Alphabet Inc. Class A	8,433,695	11,296,007
*	Alphabet Inc. Class C	8,233,074	11,007,785
	Intel Corp.	122,533,964	7,333,658
	Cisco Systems Inc.	119,505,808	5,731,499
*	Adobe Inc.	13,636,027	4,497,298
	NVIDIA Corp.	16,376,180	3,853,315
*	salesforce.com Inc.	23,468,715	3,816,952
	Texas Instruments Inc.	26,327,998	3,377,619
	Broadcom Inc.	10,616,046	3,354,883
	International Business Machines Corp.	24,946,286	3,343,800
	Oracle Corp.	60,104,577	3,184,340
	QUALCOMM Inc.	32,166,321	2,838,035
	Intuit Inc.	6,963,214	1,823,875
*	Micron Technology Inc.	31,184,716	1,677,114
	Applied Materials Inc.	26,017,483	1,588,107
*	ServiceNow Inc.	5,313,797	1,500,191
*	Advanced Micro Devices Inc.	31,372,301	1,438,734
	Analog Devices Inc.	10,376,442	1,233,136
	L3Harris Technologies Inc.	6,231,979	1,233,122
	Lam Research Corp.	4,084,022	1,194,168
*	Autodesk Inc.	6,181,929	1,134,137
	Cognizant Technology Solutions Corp. Class A	15,434,809	957,267

49

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	HP Inc.	41,752,652	858,017
	KLA Corp.	4,448,375	792,567
	Motorola Solutions Inc.	4,826,137	777,684
*	Workday Inc. Class A	4,620,392	759,823
	Microchip Technology Inc.	6,724,114	704,149
	Xilinx Inc.	7,087,249	692,920
*	Twitter Inc.	20,777,810	665,929
*	Splunk Inc.	4,338,081	649,714
	Corning Inc.	21,677,884	631,043
	Cerner Corp.	8,415,910	617,644
*	ANSYS Inc.	2,369,763	610,001
*	Palo Alto Networks Inc.	2,620,834	606,068
*	Synopsys Inc.	4,231,878	589,077
	Skyworks Solutions Inc.	4,800,558	580,291
	Hewlett Packard Enterprise Co.	36,472,723	578,457
	CDW Corp.	4,049,435	578,421
*	VeriSign Inc.	2,980,427	574,269
*	IAC/InterActiveCorp	2,219,354	552,863
*	Cadence Design Systems Inc.	7,898,620	547,848
*	Veeva Systems Inc. Class A	3,705,590	521,228
	Western Digital Corp.	7,961,077	505,290
	Marvell Technology Group Ltd.	18,769,533	498,519
	Maxim Integrated Products Inc.	7,629,263	469,276
*	Snap Inc.	27,260,325	445,161
*	Fortinet Inc.	4,084,922	436,106
	NortonLifeLock Inc.	15,801,617	403,257
	NetApp Inc.	6,429,374	400,229
	Leidos Holdings Inc.	3,994,378	391,010
	Citrix Systems Inc.	3,482,724	386,234
*	Qorvo Inc.	3,272,490	380,362
	Seagate Technology plc	6,285,103	373,964
*	Akamai Technologies Inc.	4,328,371	373,885
	SS&C Technologies Holdings Inc.	6,055,730	371,822
*	Gartner Inc.	2,396,952	369,370
*	Paycom Software Inc.	1,393,352	368,904
*	RingCentral Inc. Class A	2,107,552	355,481
*	Okta Inc.	3,004,361	346,613
*	Twilio Inc. Class A	3,508,592	344,824
*	Tyler Technologies Inc.	1,096,184	328,877
*	VMware Inc. Class A	2,155,239	327,144
*	GoDaddy Inc. Class A	4,816,397	327,130
	Teradyne Inc.	4,719,871	321,848
*	EPAM Systems Inc.	1,472,320	312,367
*	Arista Networks Inc.	1,509,069	306,945
*	Dell Technologies Inc.	5,858,398	301,063
*	DocuSign Inc. Class A	3,966,166	293,933
*	ON Semiconductor Corp.	11,560,134	281,836
	DXC Technology Co.	7,228,256	271,710
*	Coupa Software Inc.	1,770,349	258,914
*	Black Knight Inc.	3,991,959	257,402
*	Guidewire Software Inc.	2,323,534	255,054
	Cypress Semiconductor Corp.	10,391,866	242,442
*	Zendesk Inc.	3,159,692	242,127
*	F5 Networks Inc.	1,707,295	238,424
*	Aspen Technology Inc.	1,928,191	233,176
	Juniper Networks Inc.	9,464,161	233,102
*	PTC Inc.	2,917,031	218,456
	Monolithic Power Systems Inc.	1,158,269	206,195
*	Ceridian HCM Holding Inc.	2,832,065	192,241
	Entegris Inc.	3,808,304	190,758
	CDK Global Inc.	3,413,867	186,670
*	Ciena Corp.	4,348,961	185,657
*	Proofpoint Inc.	1,592,627	182,802
*	HubSpot Inc.	1,147,698	181,910

50

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	CACI International Inc. Class A	700,370	175,085
*	MongoDB Inc.	1,327,893	174,764
	MKS Instruments Inc.	1,534,448	168,805
*	Lumentum Holdings Inc.	2,066,523	163,875
*	Pinterest Inc. Class A	8,649,940	161,235
*	Nutanix Inc.	4,900,122	153,178
*,^	Slack Technologies Inc. Class A	6,610,884	148,613
	SYNNEX Corp.	1,147,639	147,816
*	Anaplan Inc.	2,789,253	146,157
*	Tech Data Corp.	998,007	143,314
*	Manhattan Associates Inc.	1,796,617	143,280
*	Silicon Laboratories Inc.	1,231,826	142,867
*	Nuance Communications Inc.	7,992,585	142,508
	Science Applications International Corp.	1,632,102	142,026
*	Cree Inc.	3,016,639	139,218
*	Avalara Inc.	1,844,550	135,113
*	Cirrus Logic Inc.	1,629,015	134,247
*	Alteryx Inc. Class A	1,314,396	131,532
*	NCR Corp.	3,603,648	126,704
*	Smartsheet Inc. Class A	2,795,586	125,578
	j2 Global Inc.	1,299,461	121,772
*,^	Match Group Inc.	1,482,112	121,696
*	RealPage Inc.	2,256,965	121,312
*	ViaSat Inc.	1,625,611	118,987
	Cabot Microelectronics Corp.	819,510	118,272
	LogMeIn Inc.	1,379,113	118,245
*	ACI Worldwide Inc.	3,096,747	117,320
	Blackbaud Inc.	1,396,846	111,189
*	Pure Storage Inc. Class A	6,404,513	109,581
*	Five9 Inc.	1,648,945	108,138
*	Dropbox Inc. Class A	5,999,164	107,445
*	Verint Systems Inc.	1,892,425	104,765
	Perspecta Inc.	3,887,005	102,772
*	Semtech Corp.	1,889,129	99,935
*	Q2 Holdings Inc.	1,226,275	99,426
*	New Relic Inc.	1,501,016	98,632
*	Envestnet Inc.	1,392,598	96,967
*	Viavi Solutions Inc.	6,434,687	96,520
*	Inphi Corp.	1,287,132	95,274
*	Cornerstone OnDemand Inc.	1,623,420	95,051
*	FireEye Inc.	5,727,849	94,681
	Pegasystems Inc.	1,115,155	88,822
*	Zscaler Inc.	1,806,498	84,002
*	Teradata Corp.	3,137,762	83,998
	Brooks Automation Inc.	1,941,539	81,467
	Cogent Communications Holdings Inc.	1,200,715	79,019
	Power Integrations Inc.	792,936	78,429
*	Qualys Inc.	938,007	78,202
*	Advanced Energy Industries Inc.	1,084,524	77,218
*	CommScope Holding Co. Inc.	5,435,223	77,126
*	Everbridge Inc.	938,837	73,304
*	Elastic NV	1,121,526	72,114
*	Lattice Semiconductor Corp.	3,728,241	71,359
*	Rapid7 Inc.	1,267,840	71,024
*	Premier Inc. Class A	1,870,353	70,849
*	Acacia Communications Inc.	1,033,000	70,048
*	Insight Enterprises Inc.	988,827	69,505
*	Box Inc.	3,916,557	65,720
*	Diodes Inc.	1,156,012	65,164
*	Bottomline Technologies de Inc.	1,214,398	65,092
*	Blackline Inc.	1,260,077	64,970
*	PROS Holdings Inc.	1,074,488	64,383
*	Varonis Systems Inc.	822,755	63,936
*	LivePerson Inc.	1,648,173	60,982

51

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*,^	Cloudera Inc.	5,163,048	60,046
*	Synaptics Inc.	894,194	58,811
*	EchoStar Corp. Class A	1,333,656	57,761
*	SailPoint Technologies Holding Inc.	2,381,898	56,213
*	FormFactor Inc.	2,127,216	55,244
*	SPS Commerce Inc.	981,314	54,384
*	SVMK Inc.	2,987,282	53,383
	Progress Software Corp.	1,281,359	53,240
*	CommVault Systems Inc.	1,182,407	52,783
*	Appfolio Inc.	462,865	50,892
*	Dynatrace Inc.	1,974,719	49,960
	CSG Systems International Inc.	941,178	48,734
*	NetScout Systems Inc.	2,012,934	48,451
	InterDigital Inc.	884,235	48,182
*	Instructure Inc.	939,078	45,273
*	Allscripts Healthcare Solutions Inc.	4,578,041	44,933
*	Alarm.com Holdings Inc.	1,023,938	43,999
*	Rambus Inc.	3,152,798	43,430
*	Avaya Holdings Corp.	3,123,495	42,167
*	Onto Innovation Inc.	1,140,381	41,670
	NIC Inc.	1,834,163	40,994
*	Perficient Inc.	888,442	40,931
*	Infinera Corp.	5,138,765	40,802
*	MaxLinear Inc.	1,821,968	38,662
*	Altair Engineering Inc. Class A	1,047,473	37,615
*	Workiva Inc. Class A	891,599	37,492
*	Blucora Inc.	1,407,967	36,804
*,^	Appian Corp. Class A	937,159	35,809
*	Covetrus Inc.	2,692,646	35,543
^	Ubiquiti Inc.	183,513	34,680
*,^	Yext Inc.	2,362,936	34,074
*	ForeScout Technologies Inc.	1,037,318	34,024
*	Virtusa Corp.	738,059	33,456
*	Eventbrite Inc. Class A	1,628,475	32,846
*	MicroStrategy Inc. Class A	228,635	32,610
*	Bandwidth Inc. Class A	507,298	32,492
*	ePlus Inc.	374,139	31,536
*	Zuora Inc. Class A	2,167,428	31,059
*,^	Datadog Inc. Class A	778,274	29,403
	TiVo Corp.	3,431,674	29,101
*	Crowdstrike Holdings Inc. Class A	579,156	28,883
*	Model N Inc.	821,116	28,797
*	Photronics Inc.	1,820,840	28,696
*,^	3D Systems Corp.	3,198,222	27,984
	Switch Inc.	1,878,163	27,834
*,^	Tabula Rasa HealthCare Inc.	567,146	27,609
	Plantronics Inc.	982,313	26,856
*	Tenable Holdings Inc.	1,112,471	26,655
*	ScanSource Inc.	718,116	26,534
	Xperi Corp.	1,399,663	25,894
*	Extreme Networks Inc.	3,475,631	25,615
*	Cision Ltd.	2,512,222	25,047
*	SolarWinds Corp.	1,345,207	24,954
*	Ultra Clean Holdings Inc.	1,045,527	24,539
*	Shutterstock Inc.	560,041	24,015
*	NextGen Healthcare Inc.	1,437,853	23,106
	Comtech Telecommunications Corp.	650,185	23,075
*	Amkor Technology Inc.	1,757,933	22,853
*	Cerence Inc.	1,001,844	22,672
	Cohu Inc.	990,241	22,627
*	Diebold Nixdorf Inc.	2,139,493	22,593
	Ebix Inc.	642,381	21,462
*	Ichor Holdings Ltd.	638,839	21,254
*	Unisys Corp.	1,783,513	21,152

52

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	NETGEAR Inc.	842,554	20,651
*,^	Pagerduty Inc.	870,131	20,352
*	Upland Software Inc.	565,075	20,179
	Pitney Bowes Inc.	4,822,345	19,434
*	Cloudflare Inc. Class A	1,131,294	19,300
*	Axcelis Technologies Inc.	790,987	19,059
*	Harmonic Inc.	2,359,510	18,404
*	Vocera Communications Inc.	866,427	17,987
*	CEVA Inc.	618,426	16,673
*,^	Livongo Health Inc.	663,641	16,631
*,^	Tucows Inc. Class A	261,160	16,134
	QAD Inc. Class A	315,230	16,055
*,^	Medallia Inc.	512,374	15,940
*	OneSpan Inc.	902,387	15,449
*	Benefitfocus Inc.	695,903	15,268
*	nLight Inc.	752,323	15,257
*	Agilysys Inc.	579,262	14,719
	PC Connection Inc.	294,070	14,604
*	Domo Inc.	660,931	14,355
*	Digi International Inc.	783,237	13,879
*	PDF Solutions Inc.	819,979	13,849
	ADTRAN Inc.	1,380,223	13,650
*	Fastly Inc. Class A	675,045	13,548
*	Boingo Wireless Inc.	1,210,732	13,258
*	Limelight Networks Inc.	3,213,089	13,109
*	Forrester Research Inc.	306,093	12,764
*	Loral Space & Communications Inc.	394,427	12,748
*	NeoPhotonics Corp.	1,404,730	12,390
*	MobileIron Inc.	2,542,677	12,357
*	Rosetta Stone Inc.	671,325	12,178
*	Phreesia Inc.	454,438	12,106
	American Software Inc. Class A	762,683	11,349
*	Ping Identity Holding Corp.	451,270	10,966
*,^	Impinj Inc.	423,507	10,952
*	ChannelAdvisor Corp.	1,203,831	10,883
*	DSP Group Inc.	690,737	10,872
*	Calix Inc.	1,350,651	10,805
*	Mitek Systems Inc.	1,407,469	10,767
*	Immersion Corp.	1,423,999	10,580
*,^	Gogo Inc.	1,634,682	10,462
	Simulations Plus Inc.	356,987	10,378
*,^	Digimarc Corp.	308,724	10,361
*	Zix Corp.	1,516,117	10,279
	Systemax Inc.	402,152	10,118
	Hackett Group Inc.	619,693	10,002
	Computer Programs & Systems Inc.	377,475	9,965
*	WideOpenWest Inc.	1,324,192	9,826
*,^	Inseego Corp.	1,328,518	9,738
*	Telaria Inc.	1,089,812	9,601
*	Endurance International Group Holdings Inc.	1,961,956	9,221
*	Brightcove Inc.	1,024,210	8,900
*	CalAmp Corp.	921,267	8,826
*	A10 Networks Inc.	1,270,818	8,731
*,^	PAR Technology Corp.	281,971	8,668
*	Meet Group Inc.	1,713,929	8,587
*,^	Health Catalyst Inc.	238,187	8,265
*	eGain Corp.	1,006,987	7,975
*	Sciplay Corp. Class A	614,419	7,551
*	Ooma Inc.	560,175	7,411
*	Alpha & Omega Semiconductor Ltd.	506,384	6,897
*,^	VirnetX Holding Corp.	1,760,709	6,691
*	Synchronoss Technologies Inc.	1,386,822	6,587
*,^	Applied Optoelectronics Inc.	543,768	6,460
*	Adesto Technologies Corp.	758,115	6,444

53

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Telenav Inc.	1,241,422	6,033
*	Smith Micro Software Inc.	1,496,075	5,954
*	ACM Research Inc. Class A	312,880	5,773
*	KVH Industries Inc.	497,940	5,542
*	AXT Inc.	1,240,497	5,396
	PC-Tel Inc.	630,730	5,342
*	GSI Technology Inc.	745,664	5,287
*	Clearfield Inc.	359,810	5,016
*	Icad Inc.	602,206	4,679
*	Pixelworks Inc.	1,184,741	4,644
*	Ribbon Communications Inc.	1,481,280	4,592
*	Castlight Health Inc. Class B	3,132,276	4,166
*	SharpSpring Inc.	362,676	4,160
*	Casa Systems Inc.	958,408	3,920
*,2	Computer Task Group Inc.	746,502	3,867
*	Rimini Street Inc.	993,567	3,855
	AstroNova Inc.	278,254	3,818
*	Seachange International Inc.	910,106	3,813
*,^	Intelligent Systems Corp.	93,431	3,732
*	Powerfleet Inc.	557,668	3,630
*	DASAN Zhone Solutions Inc.	390,702	3,462
	GlobalSCAPE Inc.	343,775	3,379
*	LRAD Corp.	1,009,473	3,301
*	SecureWorks Corp. Class A	193,975	3,232
*,^	Red Violet Inc.	172,101	3,186
*	Airgain Inc.	285,067	3,047
*	VOXX International Corp. Class A	669,837	2,934
*	Great Elm Capital Group Inc.	825,118	2,756
*	Synacor Inc.	1,651,360	2,510
	TransAct Technologies Inc.	222,314	2,439
*,^	Everspin Technologies Inc.	444,486	2,338
	TESSCO Technologies Inc.	206,522	2,317
*	RigNet Inc.	338,521	2,234
*	GTY Technology Holdings Inc.	374,827	2,208
*,^	Park City Group Inc.	411,713	2,083
*	Identiv Inc.	350,250	1,975
*	Amtech Systems Inc.	275,195	1,970
*	Majesco	232,770	1,920
*	Cambium Networks Corp.	219,183	1,916
*	Intellicheck Inc.	236,720	1,773
*	Aviat Networks Inc.	118,360	1,663
	QAD Inc. Class B	44,450	1,640
*	Beyond Air Inc.	297,828	1,558
*	EMCORE Corp.	474,814	1,443
	Wayside Technology Group Inc.	84,276	1,365
*	Key Tronic Corp.	240,560	1,309
*	NetSol Technologies Inc.	324,689	1,299
*,^	Resonant Inc.	524,589	1,270
*	inTEST Corp.	208,654	1,241
*,^	QuickLogic Corp.	205,951	1,236
*,^	Lantronix Inc.	339,677	1,206
*,^	Veritone Inc.	433,625	1,080
*,^	Atomera Inc.	338,487	1,043
*	Sprout Social Inc. Class A	58,379	937
*,^	Mohawk Group Holdings Inc.	156,574	922
*	Mastech Digital Inc.	81,534	903
*	GSE Systems Inc.	541,861	894
*,^	Akerna Corp.	100,350	846
	Support.com Inc.	713,671	778
*	Data I/O Corp.	179,297	751
*,^	Kopin Corp.	1,867,120	749
*	Innodata Inc.	649,340	740
*	Qumu Corp.	269,483	703
*	Finjan Holdings Inc.	345,955	695

54

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
	CSP Inc.	47,389	618
*	CynergisTek Inc.	186,745	616
*,^	TransEnterix Inc.	413,266	608
*	Aehr Test Systems	292,832	586
*	Sonim Technologies Inc.	159,497	579
	Communications Systems Inc.	93,730	578
*,^	Internap Corp.	498,914	549
	BK Technologies Corp.	173,782	539
*	CVD Equipment Corp.	162,311	523
*	Exela Technologies Inc.	1,212,328	494
*	RCM Technologies Inc.	158,525	476
*,^	Super League Gaming Inc.	158,855	375
*	ClearOne Inc.	220,013	365
*	WidePoint Corp.	843,774	336
*,^	RumbleON Inc. Class B	347,425	287
	Network-1 Technologies Inc.	129,664	283
*,^	Neurotrope Inc.	259,399	255
*	BSQUARE Corp.	180,438	251
*	Streamline Health Solutions Inc.	171,772	239
*	Xcel Brands Inc.	151,456	227
*,^	Sigma Labs Inc.	224,155	220
*	Optical Cable Corp.	62,844	204
*	AudioEye Inc.	40,564	190
*	One Stop Systems Inc.	73,474	148
*	Cinedigm Corp. Class A	183,006	128
*,^,§	FTE Networks Inc.	84,180	126
*	Inuvo Inc.	400,436	118
*,^	NXT-ID Inc.	239,113	108
*	Creative Realities Inc.	68,684	105
*	ADDvantage Technologies Group Inc.	40,203	99
*	Marin Software Inc.	61,925	85
*	Trio-Tech International	15,180	61
*	SITO Mobile Ltd.	181,331	50
*,^,§	Ominto Inc.	101,171	41
*	Qualstar Corp.	4,806	26
*	Evolving Systems Inc.	27,962	25
	SilverSun Technologies Inc.	3,301	14
*	Westell Technologies Inc. Class A	10,355	9
			195,142,625
Telecommunications (1.9%)
	AT&T Inc.	205,770,728	8,041,520
	Verizon Communications Inc.	116,496,859	7,152,907
*	T-Mobile US Inc.	8,428,028	660,926
	CenturyLink Inc.	30,700,767	405,557
*	Zayo Group Holdings Inc.	6,624,718	229,546
*	Sprint Corp.	17,216,634	89,699
*,^	Zoom Video Communications Inc. Class A	1,281,939	87,223
*	Iridium Communications Inc.	3,116,525	76,791
	Telephone & Data Systems Inc.	2,715,196	69,047
	Shenandoah Telecommunications Co.	1,357,285	56,477
*	8x8 Inc.	2,633,516	48,193
*	Vonage Holdings Corp.	6,467,501	47,924
	ATN International Inc.	297,584	16,483
*	United States Cellular Corp.	429,188	15,550
*,^	Intelsat SA	2,193,035	15,417
*	Anterix Inc.	355,758	15,372
*	Cincinnati Bell Inc.	1,253,412	13,123
*,^	GTT Communications Inc.	872,867	9,907
*	ORBCOMM Inc.	2,349,918	9,893
*,^	Globalstar Inc.	15,574,538	8,079
	Consolidated Communications Holdings Inc.	1,980,545	7,685
	Spok Holdings Inc.	595,202	7,279
*	IDT Corp. Class B	542,884	3,914
*,^	Frontier Communications Corp.	3,110,382	2,767

55

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Alaska Communications Systems Group Inc.	1,464,757	2,593
*,^	HC2 Holdings Inc.	899,952	1,953
*,^	Pareteum Corp.	2,926,761	1,280
*	Otelco Inc. Class A	54,417	545
*	CPS Technologies Corp.	109,990	111
			17,097,761
Utilities (3.2%)
	NextEra Energy Inc.	13,771,294	3,334,857
	Dominion Energy Inc.	23,201,887	1,921,580
	Southern Co.	29,571,715	1,883,718
	Duke Energy Corp.	20,523,318	1,871,932
	American Electric Power Co. Inc.	13,888,523	1,312,604
	Exelon Corp.	27,299,560	1,244,587
	Sempra Energy	7,721,523	1,169,656
	Xcel Energy Inc.	15,066,539	956,575
	Consolidated Edison Inc.	9,348,513	845,760
	Public Service Enterprise Group Inc.	14,238,825	840,803
	WEC Energy Group Inc.	8,864,487	817,572
	Eversource Energy	9,100,612	774,189
	Edison International	10,104,969	762,016
	FirstEnergy Corp.	15,182,635	737,876
	PPL Corp.	20,344,897	729,975
	DTE Energy Co.	5,390,613	700,079
	Entergy Corp.	5,592,467	669,978
	American Water Works Co. Inc.	5,061,908	621,855
	Ameren Corp.	6,969,206	535,235
	CMS Energy Corp.	8,008,458	503,251
	Evergy Inc.	6,453,205	420,039
	CenterPoint Energy Inc.	14,094,472	384,356
	Alliant Energy Corp.	6,851,769	374,929
	Atmos Energy Corp.	3,342,896	373,936
	AES Corp.	18,667,089	371,475
	NiSource Inc.	10,474,824	291,619
	Aqua America Inc.	6,061,458	284,525
	Pinnacle West Capital Corp.	3,143,232	282,671
	NRG Energy Inc.	6,763,336	268,843
	UGI Corp.	5,856,811	264,494
	Vistra Energy Corp.	10,995,825	252,794
	OGE Energy Corp.	5,609,823	249,469
*	PG&E Corp.	14,891,081	161,866
	IDACORP Inc.	1,421,276	151,792
	Hawaiian Electric Industries Inc.	3,143,896	147,323
	ONE Gas Inc.	1,496,190	139,998
	Portland General Electric Co.	2,490,815	138,963
	Black Hills Corp.	1,729,178	135,810
	New Jersey Resources Corp.	2,685,032	119,672
	ALLETE Inc.	1,445,980	117,370
	PNM Resources Inc.	2,266,002	114,909
	Spire Inc.	1,361,163	113,398
	National Fuel Gas Co.	2,433,738	113,266
	Southwest Gas Holdings Inc.	1,425,565	108,300
	NorthWestern Corp.	1,420,193	101,785
	Avangrid Inc.	1,816,022	92,908
	Avista Corp.	1,891,668	90,970
	American States Water Co.	1,029,208	89,171
	South Jersey Industries Inc.	2,652,746	87,488
	Ormat Technologies Inc.	1,134,189	84,520
	MGE Energy Inc.	989,192	77,968
	El Paso Electric Co.	1,140,602	77,435
	Pattern Energy Group Inc. Class A	2,737,483	73,241
	California Water Service Group	1,367,725	70,520
	Northwest Natural Holding Co.	859,382	63,362
	SJW Group	791,961	56,277
	Chesapeake Utilities Corp.	474,728	45,493

56

Vanguard® Total Stock Market Index Fund

Schedule of Investments

December 31, 2019

		Shares	Market Value ($000)
*	Evoqua Water Technologies Corp.	2,093,609	39,674
	TerraForm Power Inc. Class A	2,527,143	38,893
*	Sunrun Inc.	2,351,886	32,479
	Middlesex Water Co.	460,385	29,267
	Unitil Corp.	465,779	28,794
	York Water Co.	379,048	17,478
*	AquaVenture Holdings Ltd.	498,836	13,528
*,^	Bloom Energy Corp. Class A	1,553,305	11,603
*,^	Atlantic Power Corp.	4,311,546	10,046
*	Pure Cycle Corp.	715,159	9,004
	Artesian Resources Corp. Class A	240,624	8,954
*,^	Vivint Solar Inc.	1,217,502	8,839
*,^	Cadiz Inc.	798,705	8,802
	RGC Resources Inc.	218,471	6,244
	Genie Energy Ltd. Class B	577,349	4,463
	Spark Energy Inc. Class A	405,351	3,741
*	Sunnova Energy International Inc.	317,676	3,545
			28,902,407
Total Common Stocks (Cost $508,641,348)			894,894,544

Preferred Stocks (0.0%)
Air T Funding Pfd., 8.00%, 6/7/24 (Cost $36)			17,271	43
Temporary Cash Investments (0.6%)[1]

	Coupon
Money Market Fund (0.6%)
[4,5] Vanguard Market Liquidity Fund	1.816%		53,284,330	5,328,966

		Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)

[6] United States Treasury Bill	1.566%	2/20/20	130,000	129,731
[6] United States Treasury Bill	1.527%-1.541%	4/30/20	8,000	7,959
				137,690
Total Temporary Cash Investments (Cost $5,465,831)				5,466,656
Total Investments (100.3%) (Cost $514,107,215)				900,361,243
Other Assets and Liabilities—Net (-0.3%)5				(2,737,374)
Net Assets (100%)				897,623,869

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,789,582,000.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	“Other” represents securities that are not classified by the fund's benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,964,698,000 was received for securities on loan, of which $2,956,365,000 is held in Vanguard Market Liquidity Fund and $8,333,000 is held in cash.
6	Securities with a value of $122,551,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

57

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA850 022020

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets—investments summary of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund (three of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

February 13, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042

T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund

Opinions on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Extended Market Index Fund and the statements of net assets of Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund and Vanguard Mid-Cap Value Index Fund (four of the funds constituting Vanguard Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

February 13, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042

T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Index Funds and Shareholders of Vanguard Total Stock Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Total Stock Market Index Fund (one of the funds constituting Vanguard Index Funds, referred to hereafter as the "Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

February 13, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042

T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
_________________________
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
_________________________
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 19, 2020

VANGUARD INDEX FUNDS

BY:	/s/ JOHN BENDL*
________________________
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: February 19, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.